     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2013

                                                             FILE NO. 333-176150

                                                                       811-04972

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 6                                /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 460                                             /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/ /    on May 1, 2013 pursuant to paragraph (b) of Rule 485
/X/    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

HARTFORD'S PERSONAL RETIREMENT MANAGER III

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Hartford's Personal Retirement Manager III variable annuity. The prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. This Contract is closed to new investors. You may own this annuity on a single or joint basis. This variable annuity allows you to allocate your Deposit among the following portfolio companies:

X  AllianceBernstein L.P.

X  American Century Investments

X  American Funds Insurance Series

X  BlackRock

X  Fidelity Investments

X  Franklin Templeton Investments

X  Hartford HLS Funds

X  Invesco

X  Lord, Abbett & Co., LLC

X  MFS Investment Management

X  PIMCO

X  Putnam Investments, LLC

You may also allocate all or any portion of your Deposit to the Personal Pension Account and/or the Fixed Accumulation Feature. The Fixed Accumulation Feature is not available for every Contract share class.

This prospectus refers to the following Contract share classes:

X  B Share

X  C Share

X  I Share

X  L Share

The Contract share class will be selected on your application and identified in your Contract. Not every Contract share class or optional rider may be available from your Financial Intermediary or in your state. The I share class is offered through registered investment/financial advisors. Other available Contract share classes offered through select Financial Intermediaries are not described in this Prospectus and may be subject to different charges.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus. Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX ADVANTAGE from this variable annuity if you are investing through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY           [NOT FDIC BANK
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE                IMAGE]

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2013

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2013

2

-------------------------------------------------------------------------------

CONTENTS


                                                                        PAGE
--------------------------------------------------------------------------------
1. INTRODUCTION                                                                3
2. FEE SUMMARY                                                                 4
3. MANAGEMENT OF THE CONTRACT                                                  7
  The Company                                                                  7
  The General Account                                                          7
  The Separate Account                                                         7
  The Funds                                                                    7
  Fixed Accumulation Feature                                                   9
4. INFORMATION ON YOUR ACCOUNT                                                10
  a. Purchasing a Contract                                                    10
  b. Charges and Fees                                                         19
  c. Surrenders                                                               22
  d. Annuity Payouts                                                          25
5. DEATH BENEFITS                                                             29
  a. Standard Death Benefit                                                   29
  b. Return of Premium V                                                      30
  c. Maximum Anniversary Value V                                              32
  d. Legacy Lock                                                              35
  e. Maximum Daily Value                                                      38
  f. How is the Death Benefit Paid?                                           41
  g. Who will receive the Death Benefit?                                      42
6. OPTIONAL WITHDRAWAL BENEFITS                                               42
  a. Future5 and Future6                                                      42
  b. Daily Lock Income Benefit                                                50
  c. Personal Pension Account                                                 58
7. OPTIONAL ACCUMULATION BENEFIT - SAFETY PLUS                                63
8. ADDITIONAL INFORMATION                                                     67
  a. Glossary                                                                 67
  b. State Variations                                                         70
  c. Miscellaneous                                                            71
  d. Legal Proceedings                                                        72
  e. How Contracts Are Sold                                                   72
9. FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING TAX-QUALIFIED
RETIREMENT PLANS                                                              74
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      90
APPENDIX A - EXAMPLES                                                    APP A-1
APPENDIX B - ACCUMULATION UNIT VALUES                                    APP B-1
APPENDIX C - FUND DATA                                                   APP C-1
APPENDIX D - OPTIONAL RIDER INVESTMENT RESTRICTIONS                      App D-1
APPENDIX E - OPTIONAL RIDER COMPARISON                                   APP E-1

-------------------------------------------------------------------------------

1. INTRODUCTION

HOW TO BUY THIS VARIABLE ANNUITY

This Contract and all features are closed to new investors.

X  Choose a Contract class

                MINIMUM INITIAL                                                                                 MORTALITY &
                    DEPOSIT                                                                                     EXPENSE RISK
                                NON-                                                                                AND
            QUALIFIED         QUALIFIED                                                                        ADMINISTRATIVE
            CONTRACT          CONTRACT   SALES RELATED CHARGES                                                    CHARGES
------------------------------------------------------------------------------------------------------------------------------
B SHARE       $2,000            $5,000   7 year Contingent Deferred Sales Charge; Premium Based Charge                0.65%
C SHARE       $2,000           $10,000   None                                                                         1.50%
I SHARE       $5,000           $10,000   None                                                                         0.30%
L SHARE       $2,000           $10,000   4 year Contingent Deferred Sales Charge                                      1.45%

This table does not show Fund expenses, Premium taxes, Annual Maintenance Fee, and optional rider fees. Each Contract share class has its own minimum Contract Value requirements.

X  Choose investment options

- Sub-Accounts - Funds representing a range of investment strategies, objectives and asset classes.
- Fixed Accumulation Feature (B share class only) - A fixed interest account.
- Personal Pension Account - A fixed interest account designed to provide lifetime payouts.

Subject to limitations, you may move your investment among each of these options.

X  Choose an optional feature

   Guaranteed Withdrawal Benefit                  Future5*
                                                  Future6*
                                         Daily Lock Income Benefit*
                                          Personal Pension Account
  Guaranteed Accumulation Benefit               Safety Plus*
          Death Benefits                Maximum Anniversary Value V*
                                             Return of Premium V
                                            Maximum Daily Value*
                                                Legacy Lock**

*   Investment restrictions apply.

** May only be elected if Future6 or Daily Lock Income Benefit is also elected. Legacy Lock was formerly known as Future6 DB. Investment restrictions apply.

Optional features may not be available through your Financial Intermediary or in all states.

X Complete our application or order request and submit it to your Financial Intermediary for approval.

X  Pay the applicable minimum initial Deposit.

4

-------------------------------------------------------------------------------

2. FEE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

                                             SURRENDER CHARGE
                           B SHARE        C SHARE        I SHARE        L SHARE
--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES                   None           None
CHARGE (CDSC) (1)
 Contract Year 1             8.5%                                          8%
       2                      8%                                           7%
       3                      7%                                           6%
       4                      6%                                           5%
       5                      5%                                           0%
       6                      4%
       7                      3%
       8+                     0%

(1) Each Deposit has its own CDSC schedule. The CDSC is a percentage of Remaining Gross Premiums. Please see Section 4(b) and Examples 1-7 in Appendix A for more information on how CDSC is calculated.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.

                                          B SHARE   C SHARE   I SHARE   L SHARE
--------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (2)                  $50       $50       $50       $50
PREMIUM BASED CHARGE (3)                   0.50%      None      None      None
SEPARATE ACCOUNT ANNUAL EXPENSES (as a
 percentage of average daily
 Contract Value excluding Fixed
 Accumulation Feature and Personal
 Pension Account investments)
  Mortality and Expense Risk Charge        0.45%     1.30%     0.10%     1.25%
  Administrative Charge                    0.20%     0.20%     0.20%     0.20%
  TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES   0.65%     1.50%     0.30%     1.45%
MAXIMUM OPTIONAL CHARGES (4)
  Maximum Anniversary Value V (5)          1.50%     1.50%     1.50%     1.50%
  Legacy Lock (6)                          1.50%     1.50%     1.50%     1.50%
  Return of Premium V (7)                  0.75%     0.75%     0.75%     0.75%
  Maximum Daily Value (8)                  1.50%     1.50%     1.50%     1.50%
  Safety Plus (9)                          2.50%     2.50%     2.50%     2.50%
  Future6 (10)
   Single Life Option                      2.50%     2.50%     2.50%     2.50%
   Joint/Spousal Option                    2.50%     2.50%     2.50%     2.50%
  Future5 (11)
   Single Life Option                      2.50%     2.50%     2.50%     2.50%
   Joint/Spousal Option                    2.50%     2.50%     2.50%     2.50%
  Daily Lock Income Benefit (12)
   Single Life Option                      2.50%     2.50%     2.50%     2.50%
   Joint/Spousal Option                    2.50%     2.50%     2.50%     2.50%

(2)  Fee waived if Total Balance is $50,000 or more on your Contract
     Anniversary.

(3) For B share Contracts, an annual Premium Based Charge is assessed against each Premium Payment. The Premium Based Charge is a percentage of Remaining Gross Premium. Remaining Gross Premium is equal to Premium Payments adjusted by

-------------------------------------------------------------------------------

     partial Surrenders. We calculate your Premium Based Charge based on Remaining Gross Premiums on each Contract Anniversary as adjusted since the last Premium Based Charge was taken. Please see section 4.b. Premium Based Charge for more information. The Premium Based Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Accumulation Feature or the Personal Pension Account. Please see Section 4.b. Charges and Fees and Premium Based Charge Examples 1-3 in Appendix A.

(4) You may only elect one of the following optional Death Benefits: Legacy Lock, Maximum Daily Value, Maximum Anniversary Value V or Return of Premium
     V. You may only elect one of the following optional riders: Daily Lock Income Benefit, Future6, Future5 or Safety Plus. All optional charges shown are deducted on each Contract Anniversary.

(5) Rider charge is based on the Death Benefit, not including the Personal Pension Account Death Benefit. Current rider charge is 0.35%.

(6)  Rider charge is based on the greater of (a) Enhanced Return of Premium or
     (b) Return of Premium V Death Benefit on each Contract Anniversary. Current rider charge is 0.95%.

(7) Rider charge is based on the Death Benefit, not including the Personal Pension Account Death Benefit. Current rider charge is 0.25%.

(8) Rider charge based on Maximum Daily Value Death Benefit, not including the Personal Pension Account Death Benefit. The current rider charge is 0.55%.

(9) Rider charge is based on the Guaranteed Accumulation Benefit. The Guaranteed Accumulation Benefit is initially equal to Premium Payments. The Guaranteed Accumulation Benefit will be adjusted by subsequent Premium Payments, partial Surrenders or transfers to or from the Personal Pension Account prior to the first rider anniversary. Current rider charge is 1.25%.

(10) Rider charge is based on Payment Base. The Payment Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Market Increases, Deferral Bonuses, partial Surrenders or transfers to or from the Personal Pension Account. Current rider charge for Single Life Option is 1.10%. Current rider charge for Joint/Spousal Option is 1.30%.

(11) Rider charge is based on Payment Base. The Payment Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Market Increases, Deferral Bonuses, partial Surrenders or transfers to or from the Personal Pension Account. Current rider charge for Single Life Option is 1.25%. Current rider charge for Joint/Spousal Option is 1.50%.

(12) Rider charge is based on Payment Base. The Payment Base is initially equal to Premium Payments. It will fluctuate based in subsequent Premium Payments, Market Increases, Deferral Bonuses, partial Surrenders or transfers to or from the Personal Pension Account. Current rider charge for Single Life Option is 1.25%. Current rider charge for Joint/Spousal Option is 1.50%.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                       MINIMUM            MAXIMUM
----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     0.58%              2.20%
(expenses that are deducted from Sub-Account assets,
including management fees, distribution charges
and/or service fees (12b-1) fees, and other expenses.

6

-------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., MAXIMUM ANNIVERSARY VALUE V AND FUTURE5). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING PERSONAL PENSION ACCOUNT CONTRIBUTIONS AND AMOUNTS ALLOCATED TO THE FIXED ACCUMULATION FEATURE), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:


(1)  If you Surrender your Contract at the end of the applicable time period:



                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
B Share                              $1,654   $3,140   $4,595        $8,279
C Share                              $1,025   $2,484   $4,147        $8,287
I Share                                $724   $2,200   $3,708        $7,592
L Share                              $1,636   $3,124   $4,217        $8,416



(2)  If you annuitize at the end of the applicable time period:



                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
B Share                           $444        $2,049   $3,672        $7,779
C Share                           $531        $2,159   $3,792        $7,857
I Share                           $409        $1,855   $3,333        $7,142
L Share                           $525        $2,182   $3,842        $7,966



(3)  If you do not Surrender your Contract:



                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
B Share                           $809        $2,444   $4,097        $8,279
C Share                           $826        $2,484   $4,147        $8,287
I Share                           $724        $2,200   $3,708        $7,592
L Share                           $840        $2,527   $4,217        $8,416


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments minus any Premium taxes, by the Accumulation Unit Value for that Valuation Day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B - Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information.

-------------------------------------------------------------------------------

3. MANAGEMENT OF THE CONTRACT

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.

All guarantees under the Contract are subject to each issuing company's financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) and the Personal Pension Account are part of our General Account. Please see Section 4.a for a description of the DCA Plus program. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and the Personal Pension Account and any other payment obligation we undertake under the Contract, including Death Benefits and optional withdrawal benefits, are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

- are not subject to the liabilities arising out of any other business we may conduct;

- are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

- may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

- are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of the Separate Account.

THE FUNDS

At the time you purchase your Contract, you may allocate your Deposit to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you

8

-------------------------------------------------------------------------------

buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix C for additional information.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other Separate Accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted;

- send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

-   arrange for the handling and tallying of proxies received from Owners;

- vote all Fund shares attributable to your Contract according to instructions received from you, and

- vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

-------------------------------------------------------------------------------


The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2012, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):



AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2012, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2012, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $106.8 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


FIXED ACCUMULATION FEATURE


EFFECTIVE OCTOBER 4, 2013, WE WILL NO LONGER ACCEPT NEW ALLOCATIONS OR PREMIUM PAYMENTS TO THE FIXED ACCUMULATION FEATURE.



The following information applies only for Contract Value allocated to or in the Fixed Accumulation Feature prior to October 4, 2013.


INTERESTS IN THE FIXED ACCUMULATION FEATURE ARE NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACT SHARE CLASSES AND IS NOT AVAILABLE IN ALL STATES OR IF YOU HAVE ELECTED EITHER THE FUTURE6, DAILY LOCK INCOME BENEFIT OR SAFETY PLUS RIDER.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We may credit a rate higher than the minimum rate. We reserve the right to declare different rates of interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and, except as specifically stated above, no assurances are offered as to future rates in excess of non-forfeiture rates. Some of the factors that we may consider in determining whether to credit interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors. Fixed Accumulation Feature interest rates may vary by State.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a first-in, first-out basis (i.e., oldest investments will be liquidated first).

10

-------------------------------------------------------------------------------

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE CREDITED RATES.


As stated above, effective October 4, 2013, we will no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.


Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts or the Personal Pension Account, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary. When we calculate the 30%, we add Premium Payments allocated to the Fixed Accumulation Feature, transfers from Sub-Accounts and transfers from the Personal Pension Account made after that date, but before the next Contract Anniversary. These restrictions also apply to systematic transfers. The 30% does not include Contract Value in any DCA Plus Program; or

- an amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within sixty days of being notified of the renewal rate.

We may defer transfers and partial Surrenders from the Fixed Accumulation Feature for up to six months from the date of your request.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Value in the Fixed Accumulation Feature to Sub-Accounts and/or Personal Pension Account; therefore this may not provide an effective short term defensive strategy.

4. INFORMATION ON YOUR ACCOUNT

A. PURCHASING A CONTRACT

WHO CAN BUY THIS CONTRACT?

The Contract is an individual tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

- individual retirement annuities adopted according to Section 408 of the Code;

- employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified Plan receives tax-deferred treatment under the Code.

We do not accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional investments into any individual annuity contract funded through a 403(b) plan.

We do not accept any new retirement plans qualified under Sections 401(a) and 403(a) of the Code or employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, or certain eligible deferred compensation plans as defined in Section 457 of the Code.

The Personal Pension Account may not be available to all types of qualified
Plans.

-------------------------------------------------------------------------------

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A investment professional will work with you to complete and submit an application or an order request form. Part of this process will include an assessment as to whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your investment professional shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary. Your initial Deposit will not be invested in any Account and/or the Personal Pension Account during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien application submissions require our prior approval.

The minimum initial Deposit required to buy this Contract varies based on the type of investment, Contract share class and whether you enroll in a systematic investment Program such as the InvestEase(R) Program. Financial Intermediaries may impose requirements regarding the form of payment they will accept. Deposits not actually received by us within the time period provided below will result in the rejection of your application or order request.

Deposits sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be In Good Order.

We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Deposits of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Deposit of $1 million or more;

- if total Deposits, aggregated by social security number or taxpayer identification number, equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 80 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

We urge you to discuss with your investment professional which share class is suitable for your needs. Share class availability and/or mortality and expense risk charge arrangements may vary based on the Financial Intermediary selling this variable annuity to you. Charges affect your overall rate of return on your Contract Value. In determining whether to invest in a share class that imposes a CDSC, you might consider whether higher mortality and expense risk and Premium Based Charges, if applicable, outweigh the benefits of CDSC that reduce, or are eliminated, over time. Finally, in determining whether to invest in a share class offered through a Financial Intermediary, you might consider how the fee charged by your Financial Intermediary bears in relation to the costs associated with investing in other share classes that impose higher fees.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Total Balance (refunding applicable expenses) as of the Valuation Day we receive your properly completed request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Total Balance may be more or less than your Deposits depending upon the investment performance of your Contract. This means that you bear the risk of any decline in your Total Balance until we receive your notice of cancellation. In certain states, however, we are required to return your Deposit without deduction for any fees, charges or market fluctuations.

12

-------------------------------------------------------------------------------

HOW ARE DEPOSITS APPLIED TO YOUR CONTRACT?

Your initial Deposit will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Deposit, both being In Good Order. If we receive a subsequent Deposit before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Deposit after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Deposit on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Deposits based on your last instructions on record. We will send you a confirmation when we invest your Deposit.

If the request or other information accompanying the initial Deposit is incomplete or not In Good Order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Deposit at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Deposit and explain why it could not be processed or keep the Deposit if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is In Good Order. While the suitability and good order process is underway, Deposits will not be applied to your Contract. You will not earn any interest on Deposits even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to reverse a transaction based on their review of your investment professional's recommendations. The firm that sold this Contract to you, and we may directly or indirectly earn income on your Deposits. For more information, contact your investment professional.

HOW IS CONTRACT VALUE CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds, and does not include Benefit Balance or any Payment Base associated with an optional benefit. There are two things that affect the value of your Sub-Accounts: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to Sub-Accounts within your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Account, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract or as a result of the application of certain Contract charges.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- the net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- the net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses and administrative charges, divided by the number of days in the year multiplied by the number of days in the Valuation Period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract share classes.

PERSONAL PENSION ACCOUNT TRANSFER PROGRAMS. You may instruct us to reallocate portions of your Contract Value invested in Sub-Account(s) and Fixed Accumulation Feature into the Personal Pension Account based on any one of the following options:

- FIXED DOLLAR OPTION: You may specify a predetermined fixed amount to be transferred into the Personal Pension Account on a monthly, quarterly, semi-annual, or annual basis. Please see Personal Pension Account Example 5 in Appendix A for more information.

-------------------------------------------------------------------------------

- INVESTMENT GAINS OPTION: You may specify that we annually sweep investment gains into the Personal Pension Account. We define investment gains as the positive difference between your Anniversary Value and starting value (as adjusted by partial Surrenders) as of each Contract Anniversary. Your Anniversary Value is your Contract Value as of each Contract Anniversary prior to your Annuity Commencement Date. Your starting value is either (a) your initial Premium Payment (if electing this Program at the time of Contract issuance); or (b) your Contract Value as of the date of enrollment (if electing this Program after Contract issuance). Accordingly, your Anniversary Value may increase from year to year and no portion of your Contract Value will be moved into the Personal Pension Account if your Anniversary Value did not exceed your starting value. Please see Personal Pension Account Example 5 in Appendix A for more information.

- INCOME PATH OPTION: This Program is intended for those who wish to annually increase the proportion of their Total Balance invested in the Personal Pension Account ending with their Target Income Age. You must set the annually increasing portion of your Total Balance that is to be invested in the Personal Pension Account (called a Target Allocation) when you first enroll in the Program. We will reallocate as much of your Contract Value into the Personal Pension Account as is needed to try to meet your Target Allocation on each Contract Anniversary. We will not reallocate portions of your Benefit Balance into Contract Value. The amount of Contract Value transferred to the Personal Pension Account cannot be predicted because your Contract Value may go up or down during each Contract Year. In those Contract Years, if any, where your Contract Value has not grown to the level needed to meet your Target Allocation, you will not be able to reach your Target Allocation for that Contract Anniversary. On those Contract Anniversaries where your Target Allocation is not achievable, we will not transfer any Contract Value to the Personal Pension Account. Since the Target Allocations do not change if you miss a year, a larger reallocation may occur in a subsequent year to catch up to your scheduled Target Allocation. Please see Personal Pension Account Example 5(e) in Appendix A for more information.

We will reduce your Sub-Account and Fixed Accumulation Feature holdings on a dollar-for-dollar basis according to the proportion of how Contract Value is currently invested. Annual transfers may be suspended for any Contract Year where your Contract Value is insufficient to comply with your instructions. Please see Section 6(b) for a description of the Personal Pension Account. Please see Personal Pension Account Example 5 in Appendix A for more information.

These Programs will terminate:

- if, as the result of any transfer, your Total Balance is less than that required by our minimum amount rules (as defined in the "What kind of Surrenders are available - Before the Annuity Commencement Date" in Section 4.c);

-   upon our receipt of due proof of death;

-   if you annuitize your Contract; or

- if we receive your request to terminate the Program at least five Business Days prior to the next scheduled transfer date. If we do not receive the request in this period, the request will be honored on the next scheduled transfer date.

The Income Path program will automatically terminate at your Target Income Age
    (when your Target Allocation is reached.).

Other considerations:

- These Programs do not assure a profit nor do they protect against loss in declining markets.

- Only one Transfer Program option may be active at any given time. If you wish to change to another Transfer Program option, you must terminate your current Transfer Program and establish a new one of your choice.

- Transfer of Contract Value from Sub-Account(s) or the Fixed Accumulation Feature to the Personal Pension Account may result in a recalculation of Annual Withdrawal Amount (AWA) and Remaining Gross Premium and may result in a reduction of your AWA. Program transfers may also trigger a proportionate reduction in optional Death Benefits.

- Amounts transferred into the Personal Pension Account will be assigned then current Credited Interest Rates and Payout Purchase Rates as of the date of the transfer. Your existing Target Income Age applies to all transfers into the Personal Pension Account.

- You must have at least $1,000 in the Personal Pension Account prior to enrolling in any of these Programs. The minimum amount that may be transferred to the Personal Pension Account is $1,000. If the minimum amount per transfer is not met under the Fixed Dollar Option program, the transfer frequency will be changed to satisfy the minimum requirement. If the minimum amount per transfer is not met under the Investment Gains program or the Income Path program, that particular scheduled transfer instance will not occur, but the Program will remain active.

- You may not enroll in the Investment Gains and Fixed Dollar programs if any of the following programs are currently elected: Automatic Income Program, including automatic Required Minimum Distribution (RMD) programs, Dollar Cost Averaging Programs, or the Substantially Equal Periodic Payments Under Code Section 72(q) Program.

- The Personal Pension Account Transfer Programs Investment Gains and Income Path Options are not available if you elect either the Future5, Future6, Daily Lock Income Benefit or the Safety Plus.

14

-------------------------------------------------------------------------------

INVESTEASE

This electronic Funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund, the Fixed Accumulation Feature, or the Personal Pension Account. You cannot use this Program to invest in the DCA Plus Programs.

STATIC ASSET ALLOCATION MODELS

This systematic Deposit program feature allows you to select an asset allocation model based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain Funds or Fund complexes. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular Funds or Fund complexes and are not based on such investment theories. Static asset allocation models offered from time to time are reflected in your application and marketing materials. If a model(s) is no longer available for new assets, we will continue to rebalance existing assets in the model(s) at the specified frequency. You may obtain a copy of the current models by contacting your Financial Intermediary.

You may invest in an asset allocation model through the Dollar Cost Averaging Program when the Fixed Accumulation Feature, Personal Pension Account, or a DCA Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the InvestEase or Automatic Income Program.

You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on Fund abusive trading restrictions.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain optional riders.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature or the Personal Pension Account. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Availability of these models is subject to Fund company restrictions. Please refer to "What Restrictions Are There on your Ability to Make a Sub-Account Transfer?" below for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Contract Value based on those updates. Information on updated asset allocation models may be obtained by contacting your investment professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which asset allocation model is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each asset allocation model is intended to maximize returns given various levels of risk tolerance, an asset allocation model may not perform as intended. Market, asset class or allocation option performance may differ in the future from historical performance and from the assumptions upon which the asset allocation model is based, which could cause an asset allocation model to be ineffective or less effective in reducing volatility. An asset allocation model may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of asset allocation models can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the asset allocation models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

-------------------------------------------------------------------------------

Additional considerations apply for qualified Contracts with respect to static asset allocation model Programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employment Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any asset allocation models. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any asset allocation model with governing plan documents.

ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain optional riders are elected). You can also combine this Program with others such as the Automatic Income Program, InvestEase and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

DOLLAR COST AVERAGING PROGRAMS

Dollar Cost Averaging is a program that allows you to systematically make transfers into Funds or into the Personal Pension Account over a period of time. Since the transfer into Funds or into the Personal Pension Account occurs at regularly scheduled intervals, regardless of price fluctuations, you may ultimately have an average cost per share that is lower. We offer three Dollar Cost Averaging Programs:

-   DCA Plus

-   Fixed Amount DCA

-   Earnings/Interest DCA


DCA PLUS - EFFECTIVE OCTOBER 4, 2013, THE DCA PLUS PROGRAM WILL NO LONGER BE AVAILABLE AND WE WILL NO LONGER ACCEPT INITIAL OR SUBSEQUENT PREMIUM PAYMENTS INTO THE PROGRAM. CONTRACT OWNERS WHO HAVE COMMENCED EITHER A 12-MONTH OR 6-MONTH TRANSFER PROGRAM PRIOR TO OCTOBER 4, 2013 WILL BE ALLOWED TO COMPLETE THEIR CURRENT PROGRAM, BUT WILL NOT BE ALLOWED TO ELECT A NEW PROGRAM.


This program allows you to earn a fixed rate of interest on investments and is different from the Fixed Accumulation Feature or the Personal Pension Account. We determine, at our discretion, the interest rates to be credited. These interest rates may vary depending on the Contract share class you purchased and the date the request for the Program is received. Please consult your investment professional to determine the interest rate for your Program. DCA Plus may not be available for all Contract share classes.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer
    Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for twelve months. You must transfer these investments into available Funds or the Personal Pension Account (and not the Fixed Accumulation Feature) during this twelve month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. You must make at least seven but no more than twelve consecutive, monthly transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for six months. You must transfer these investments into available Funds or the Personal Pension Account (and not the Fixed Accumulation Feature) during this six month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. You must make at least three but no more than six consecutive, monthly transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made are considered a separate rate lock Program investment. You can invest in up to five different rate lock Programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We will pre-authorize Program investment transfers subject to restrictions.

- Pre-authorized transfers will begin within fifteen days of receipt of the Program payment provided we receive complete enrollment instructions In Good Order.

16

-------------------------------------------------------------------------------

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus Program is active on the Contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus Program is not active on the Contract, but is the future investment allocation and a static asset allocation model is active on the Contract, we will set up the new Program to move Funds to the static asset allocation model. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive In Good Order enrollment instructions within the fifteen day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum to commence the Program, we will invest into the destination Funds or the Personal Pension Account indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the Contract, we will apply the payment to the destination Funds or the Personal Pension Account of the current DCA Plus Program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The interest credited under the DCA Plus Program is not earned on the full amount of your Premium Payment for the entire length of the Program. Program transfers to Sub-Accounts or the Personal Pension Account decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds or the Personal Pension Account you designated.


FIXED AMOUNT DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the Contract and/or rider selected) or any Fund(s) into different Fund(s) or the Personal Pension Account. This program begins in fifteen days unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program. PLEASE NOTE THAT NO ADDITIONAL PREMIUM PAYMENTS OR ACCOUNT VALUE MAY BE ALLOCATED TO THE FIXED ACCUMULATION FEATURE AS OF OCTOBER 4, 2013.


EARNINGS/INTEREST DCA - This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund(s) into other Fund(s) or the Personal Pension Account. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders. You can designate the Funds to be Surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The Personal Pension Account is not an eligible source Fund for partial Surrenders facilitated through the Automatic Income Program. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the AWA and may be subject to a CDSC for more information on the AWA, please see Section 4.b and the Glossary in Section 8. Amounts received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may be able to satisfy Code
Section 72(t)/(q) requirements by enrolling in this Program. Please see the Federal Tax Considerations section and consult your tax adviser for information about the tax consequences associated with your Contract. Your level of participation in this Program may result in your exceeding permissible withdrawal limits under certain optional riders.

OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. Your enrollment authorizes us to automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations to that Fund will be directed to any available money market Fund following prior notifications prior to reallocation.

  You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- The Personal Pension Account and all optional living and Death Benefit riders have different withdrawal limitations. Please refer to the Glossary in Section 8 for the term Transfer Limit. Breaking these limits can have a significant adverse effect on your rights and future benefits. Participation in a systematic withdrawal program (including systematic transfers into the Personal Pension Account, if available) may cause you to break these limits.

-------------------------------------------------------------------------------

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds and/or Benefit Balance according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed at the net asset value of each Fund share as of the end of the Valuation Day that it is received In Good Order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within thirty days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all contract owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine transfer-out requests and transfer-in requests. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one Sub-Account transfer, however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                                            PERMISSIBLE?
------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account                          Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts              Yes
(dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to any number of other                 Yes
Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before          No
the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF TWENTY SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the transfer rule) by internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your tenth Sub-Account transfer to remind you about the transfer rule. After your twentieth transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

18

-------------------------------------------------------------------------------

We reserve the right to aggregate your Contracts (whether currently existing or those recently Surrendered) for the purposes of enforcing these restrictions.

The transfer rule does not apply to Sub-Account transfers that occur automatically as part of a company-sponsored Program, such as a Contract exchange program that may be offered by us from time to time. Reallocations made based on a Fund merger or liquidation also do not count toward this Transfer Limit. Restrictions may vary based on state law.

We make no assurances that the transfer rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not In Good Order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of Financial Intermediaries may not be required to provide us with shareholder information.

- Excepted funds, such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any Financial Intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of Dollar Cost Averaging programs, asset allocation programs, automatic rebalancing programs, Annuity Payouts, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as scheduled contributions, scheduled withdrawals or Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the Transfer Rule because we do not keep participants' account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.

-------------------------------------------------------------------------------

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

MAIL, TELEPHONE AND INTERNET TRANSFERS

You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY

You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES

In addition to the following charges, there are optional riders that if elected, assess an additional charge. Please see sections 5, 6 and 7 for more information.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods when any CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

20

-------------------------------------------------------------------------------

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense risk - We also bear an expense risk that the sales charges (if applicable), Premium Based Charge (if applicable) and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Total Balance at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Total Balance is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Owners who own more than one Contract with a combined Total Balance between $50,000 and $100,000. If you have multiple Contracts with a combined Total Balance of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include Contracts from our Putnam Hartford line of variable annuity Contracts with the Contracts when we combine Total Balance for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administrative charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM BASED CHARGE (B SHARE CONTRACTS)

We apply an annual Premium Based Charge, if applicable, against all Premium Payments based on Remaining Gross Premiums. The Premium Based Charge will be prorated for the number of days since the last Premium Based Charge or, if there has been no Premium Base Charge, then since the Contract issue date. The Premium Based Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Accumulation Feature or the Personal Pension Account. The Premium Based Charge will also apply to any partial Surrender in excess of the AWA. The Premium Based Charge is intended to compensate us for a portion of our acquisition expenses, including promotion and distribution of the Contract. A Premium Based Charge will be deducted upon:

    1.   each Contract Anniversary;

    2.   full Surrender;

    3.   full or partial annuitization, and/or

    4. the date we receive due proof of death of the Owner, joint Owner, or the Annuitant and upon a corresponding full Surrender and/or annuitization and upon a Death Benefit distribution (not including any Personal Pension Account Death Benefit) if elected at a later date.

Additionally, the Premium Based Charge will be calculated upon the following events but will not be deducted from the Contract Value until the next occurrence of items 1-4 above:

    5.   partial Surrenders in excess of the AWA; and /or

    6.   transfer to the Personal Pension Account.

The amount of Remaining Gross Premium used for calculating the Premium Based Charge is determined on the date of each of the above transactions.

-------------------------------------------------------------------------------

Please see Premium Based Charge Examples 1-3 in Appendix A.

Your earnings are considered when calculating your AWA. Please see Annual Withdrawal Amount under Sales Charges below for a description of the AWA and how it is calculated.

If a Beneficiary elects to continue under any of the available options described under the Standard Death Benefits section below, we will continue to deduct the Premium Based Charge, based on the portion of Remaining Gross Premium applicable for that Beneficiary. The Premium Based Charge is taken proportionally out of the Sub-Accounts.

PREMIUM TAXES

A deduction is also made for Premium taxes, if any, imposed on Hartford by a state, municipality, or other governmental entity. The tax, currently ranging from 0% to 3.5%, is assessed at the time purchase payments are made or when annuity payments begin. Hartford will pay Premium taxes at the time imposed under applicable law. At its discretion, Hartford may deduct Premium taxes at the time Hartford pays such taxes to the applicable taxing authorities, upon Surrender, or when annuity payments commence.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC) - B AND L SHARE CONTRACTS ONLY

Subject to the exclusions below, we may deduct a CDSC when you make Surrenders or withdraw Commuted Value or Annuity Payouts under Annuity Payout Options Two, Three, Five, Six and Eight. This charge is designed to recover acquisition expenses that have not yet been recouped from revenue generated by your Contract. Deposits will be taken out on a first-in, first-out basis. This may impact whether subsequent withdrawals might be subject to a CDSC. Please see Sections 4.c Surrenders, and 4.d Annuity Payouts, for more information regarding when a CDSC may be applied.

We use the following general approach to calculating your CDSC:

    Step 1. Deposits that have been invested for longer than the applicable CDSC period can always be taken out free of any CDSC. The applicable CDSC period begins on the date we receive the Deposit. Please see Section 2 Fee Summary for a description of CDSC periods applicable to your share class.

    Step 2. If the amount of money that you wish to take out is LESSthan your AWA (as described below), plus any amount from step 1, then this sum will also be paid to you without the imposition of a CDSC. No further steps will be applied.

    Step 3. Assuming that steps 1 and 2 do not apply because the amount of money that you wish to take out is MORE than your AWA and is still subject to a CDSC, then we will deduct your AWA from the amount of the money you wish to take out and then process your request using steps 4-6.

    Step 4. We will then multiply Remaining Gross Premiums (investments which have not been previously used to assess a CDSC) by a factor. For assets in the Personal Pension Account, we will then multiply Personal Pension Account Contributions that are subject to a CDSC by a factor. The factor is equal to the amount of money resulting from step 3 divided by the remaining value of your investment above the AWA. If you take a Surrender during declining market conditions, Remaining Gross Premiums will have the effect of increasing the percentage of your Contract Value that is subject to a CDSC.

    Step 5. We will then take the amount of Remaining Gross Premium resulting from step 4 and multiply it by the corresponding CDSC percentage as shown in the Fee Summary using the applicable CDSC schedule. Each Deposit has its own CDSC schedule regardless of whether it has been invested in the Personal Pension Account, Sub-Accounts or the Fixed Accumulation Feature.

    Step 6. We then deduct the CDSC calculated in step 5 from the amount of money in step 3, plus AWA and pay the remaining balance to you.

These same steps are generally used when a CDSC is charged upon Commuted Value or Annuity Payouts (as applicable under the Annuity Payout Options noted above).

Please refer to CDSC Examples 1 through 7 in Appendix A for further information about how these formulas will be applied.

THE FOLLOWING ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount - During a period when a CDSC may be applied, you may Surrender up to the greater of:

       -   5% of Deposits that would otherwise be subject to a CDSC, or

       -   earnings.

  We compute the AWA as of the end of the Valuation Day when a partial Surrender or commutation request is received by us In Good Order.

22

-------------------------------------------------------------------------------

  You may not carry over unused portions of your AWA from one year to another.

-   Regularly scheduled Personal Pension Account Payouts.

-   Regularly scheduled Lifetime Benefit Payments and/or Threshold Payments.

-   Transfers to and from the Personal Pension Account.

- If you are a patient in a certified long-term care facility or other eligible facility - CDSC will be waived for a partial or full Surrender if you, the joint Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

     For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within ninety-one calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

     This waiver is not available if the Owner, the joint Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver can be used any time after the first 180 days in a certified long-term care facility or other eligible facility up until ninety days after exiting such a facility. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - CDSC will be waived if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - CDSC will be waived when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows commutation.

- For RMDs - CDSC will be waived for any Annuitant age 70 1/2 or older with a Contract held under an IRA who Surrenders an amount equal to the RMD for one year's RMD for that Contract Year. All requests for RMDs must be in writing.

- For substantially equal periodic payments - CDSC will be waived if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - CDSC will be waived if you cancel your Contract during the Right to Cancel Period.

- Exchanges - As an accommodation, we may, at our discretion, time-credit CDSC for the time that you held an annuity previously issued by us.

- Settlements - We may, at our discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

CHARGES AGAINST THE FUNDS

Annual fund operating expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution charges, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses, in Section 2 Fee Summary and in Appendix C.

REDUCED FEES AND CHARGES

We may offer, at our discretion, reduced fees and charges for certain Contracts (including employer-sponsored savings plans) which may result in decreased costs and expenses.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination - When you Surrender or terminate your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any

-------------------------------------------------------------------------------

applicable Premium taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable, Premium Based Charges, if applicable, and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

For information on how termination of the Contract impacts the Personal Pension Account, please see "What effect do partial or full Surrenders have on your benefits under the rider?" in Section 6(b).

Partial Surrenders - You may request a partial Surrender of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC and Premium Based Charge, if applicable. You can request that we deduct these charges in either of two ways. One option, a gross withdrawal, is to deduct the CDSC and Premium Based Charge from the amount that you request. The other option, a net of charges withdrawal, is to Surrender an amount of Contract Value greater than what you requested, but after the deduction of CDSC and Premium Based Charge will result in payment to you of the amount you requested. Because the net of charges withdrawal will Surrender a greater amount of Contract Value, your CDSC and Premium Based Charge may be greater under this method. This is our default option. Please see CDSC Examples 1-5 in Appendix A.

Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless you direct us otherwise.

There are several restrictions on partial Surrenders of Contract Value before the Annuity Commencement Date:

       - the partial Surrender of Contract Value must be at least equal to $500, and

       - your Total Balance must be equal to or greater than our then current minimum amount rule that we establish according to our then current policies and procedures. The minimum amount rule refers to the minimum Total Balance that you must maintain within this Contract. IF YOU FAIL TO COMPLY WITH THE MINIMUM AMOUNT RULE, WE RESERVE THE RIGHT TO FULLY TERMINATE YOUR CONTRACT. The minimum amount rule varies by Contract share class. Currently the minimum amount rule for Class I share Contracts is $500 and for Class B, C and L shares is $2,000. We may increase the minimum amount rule from time to time, but in no event shall the minimum amount rule exceed $10,000 (Class B, C, I and L shares). Please see "What effect do partial or full Surrenders have your benefits" under Future5, Future6, and Daily Lock Income Benefit for a description of the effect of the minimum amount rule when you elect one of these riders.

You may only commute all or a portion of Personal Pension Account Payouts by following the procedures described in the "After the Annuity Commencement Date" section below.

Withdrawals will reduce your standard Death Benefit on a dollar-for-dollar basis. Please consult with your investment professional to be sure that you fully understand the ways such a decision will affect your Contract.


Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we will no longer allow Contract Owners to reinstate their Contracts (or riders) when a Contract Owner requests a Surrender (either full or Partial), except as noted in the section "Are there restrictions on how you must invest?"


AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination - You may Surrender or terminate your Contract on or after the Annuity Commencement Date only if you selected Annuity Payout Options Two, Three, Five, Six or Eight. IN THE EVENT YOU TAKE A FULL SURRENDER AND THEREBY TERMINATE YOUR CONTRACT AFTER ELECTING ANNUITY PAYOUT OPTION TWO, THREE, FIVE, OR EIGHT, YOU WILL FORFEIT THE LIFE CONTINGENT PAYMENTS PAYABLE UNDER THESE OPTIONS. Upon Contract termination, we pay you the Commuted Value, minus any applicable CDSCs and Premium tax.

Partial Surrenders/Commutation - Partial Surrenders and/or commutation are permitted after the Annuity Commencement Date if you select Annuity Payout Option Two, Three, Five, or Six, or Eight. You may withdraw amounts equal to the Commuted Value of the payments that we would have made during the Guaranteed Payout Duration. See Personal Pension Account Example 4 in Appendix A for an illustration of Personal Pension Account Commuted Value and the computation of Guaranteed Payout Duration. If you select Annuity Payout Option Two or Eight, the Guaranteed Payout Duration will be equivalent to the Annuity Payout Value divided by the Annuity Payout amount. To qualify under these Annuity Payout Options you must make the request before the Guaranteed Payout Duration expires. Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. We will deduct any applicable CDSCs.

If you elect to withdraw the entire Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will not make any Annuity Payouts during the remaining Guaranteed Payout Duration. If you elect to withdraw only some of the Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will reduce the remaining Annuity Payouts during the remaining Guaranteed Payout Duration on a first-in, first-out basis. ONCE THE GUARANTEED PAYOUT DURATION HAS EXPIRED, YOU MAY RESUME RECEIVING ANNUITY PAYOUTS PROVIDED THAT PERSONAL PENSION ACCOUNT

24

-------------------------------------------------------------------------------

PAYOUTS HAVE NOT BEEN TERMINATED BASED ON A DEATH OF THE ANNUITANT OR JOINT ANNUITANT, IF APPLICABLE, AND YOU HAVE NOT TERMINATED YOUR CONTRACT.

Annuity Payout Options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457.

WHAT IS THE COMMUTED VALUE?

You may choose to accelerate Annuity Payouts under certain Annuity Payout Options to be received in one lump sum. This is referred to as commuting your Annuity Payout.

The amount that you request to commute must be at least equal to $500. There will be a waiting period of at least thirty days for payment of any lump sum commutation.

Upon commutation, the Annuity Payout Value or the remaining Guaranteed Payout Duration payments, as applicable, will be discounted based on an interest rate that we determine at our discretion (the discount rate). The discount rate may be different than the interest rate used to establish Payout Purchase Rates. We determine the discount rate based on a number of factors including then current interest rate(s), investment assumptions and the additional anti-selection and mortality risk we incur by permitting commutation. The higher the discount rate and CDSC, if applicable, the lower the amount that you will receive. Please see CDSC Examples 6-7 in Appendix A.

COMMUTED VALUE OF YOUR PERSONAL PENSION ACCOUNT WILL BE LESS THAN YOUR ANNUITY PAYOUT VALUE. Except as provided in the immediately preceding section, commutation does not affect resumption of life contingent Personal Pension Account Payouts at the conclusion of the applicable Guaranteed Payout Duration.

Commuted Value is determined on the day we receive your written request.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation. We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.

Written Requests - Complete a Surrender form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via fax or a request via the internet.

Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.

You must complete a commutation form to commute any portion of your Personal Pension Account Annuity Payout Value or receive Commuted Value under applicable Annuity Payout Options.

If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests - To request a partial Surrender by telephone, we must have received your completed telephone redemption program enrollment form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests - To request a partial Surrender by internet, we must have received your completed internet partial withdrawal program enrollment form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on internet Surrenders.

-------------------------------------------------------------------------------

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a power of attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders and Personal Pension Account Payouts. Personal Pension Account Payouts shall be considered to be partial annuitizations as such term is defined under the Code. If you make a Surrender or take a Personal Pension Account Payout prior to age 59 1/2, there may be adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment or Personal Pension Account Payout. Taking these actions before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Please see Section 9 for more information.

D. ANNUITY PAYOUTS

Generally speaking, when you annuitize your Contract, you begin the process of converting Accumulation Units into what is known as the payout phase. The payout phase starts when you annuitize your Contract or with your Annuity Commencement Date and ends when we make the last payment required under your Contract. PERSONAL PENSION ACCOUNT PAYOUTS SHALL BE CONSIDERED TO BE PARTIAL ANNUITIZATIONS AS SUCH TERM IS DEFINED UNDER THE CODE. Once you fully annuitize your Contract, you may no longer make any Deposits. You must commence taking Annuity Payouts no later than when you reach your Annuity Commencement Date. Funds allocated to the Personal Pension Account will be paid to you under Annuity Payout Options Two and Eight. Contract Value can only be annuitized under Annuity Payout Options One, Three, Four, Five and Six. Please check with your investment professional to select the Annuity Payout Option that best meets your income needs. All Annuity Payout Options are subject to availability in your state.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Personal Pension Account Payouts may begin at any time, but we reserve the right to require that you own your Contract for at least six months before you start taking these payments. Contract Value may only be annuitized on the Annuity Commencement Date.

Your Annuity Commencement Date cannot be earlier than your second Contract Anniversary if choosing a fixed dollar Annuity Payout. The Annuity Commencement Date may be immediate if electing a variable dollar amount Annuity Payout. In no event, however, may the Annuity Commencement Date be later than:

- The later of the Annuitant's 90th birthday (or if the Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday), or the tenth Contract Anniversary (subject to state variation); or

- The date that you fully annuitize Accumulation Balance (assuming that no Contract Value exists as of such date). Unless otherwise requested, commencement of receipt of Personal Pension Account Payouts do not constitute an Annuity Commencement Date.


EFFECTIVE OCTOBER 4, 2013 WE WILL NO LONGER ALLOW CONTRACT OWNERS TO EXTEND THEIR ANNUITY COMMENCEMENT DATE EVEN THOUGH WE MAY HAVE GRANTED EXTENSIONS IN THE PAST TO YOU OR OTHER SIMILARLY SITUATED INVESTORS.


Except as otherwise provided, the Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only thirty days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

26

-------------------------------------------------------------------------------

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. We may change these Annuity Payout Options at any time. Once we begin to make Annuity Payouts, the Annuity Payout Option with respect to that portion of your Contract cannot be changed.

-   OPTION ONE - LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

-   OPTION TWO - LIFE ANNUITY WITH A CASH REFUND

In general, we will make Personal Pension Account Payouts as long as the Annuitant is living. However, when the Owner, joint Owner or Annuitant dies before the Annuity Commencement Date, the Death Benefit will be paid. When the Annuitant dies after the Annuity Commencement Date (and the Owner is living or deceased), then the Beneficiary will receive the Death Benefit.

Prior to the Annuity Commencement Date, Personal Pension Account Payouts may terminate upon our receipt of due proof of death of the Owner, joint Owner or Annuitant, whichever shall first occur. Your Benefit Balance may then be converted into Contract Value and transferred to the money market Sub-Account without annuitization or commutation. For non-qualified Contracts, the conversion and transfer of the Benefit Balance will be treated as a taxable distribution made in the year of the conversion and transfer, while for qualified contracts the conversion and transfer of the Benefit Balance will be treated as a non-taxable direct transfer. Unless otherwise provided below, Contract Value may not be reallocated into the Personal Pension Account. The Contingent Annuitant may reinvest Contract Value into the Personal Pension Account and establish a new Guarantee Window, Target Income Age and receive then applicable Credited Interest and Payout Purchase Rates. If Spousal Contract continuation is elected, your Spouse can either continue to maintain the Personal Pension Account and resume Personal Pension Account Payouts, if applicable, or instruct us to transfer Benefit Balance to the money market Sub-Account. Your Spouse may then reinvest Contract Value into the Personal Pension Account by establishing a new Guarantee Window and Target Income Age. New Credited Interest and Payout Purchase Rates will apply. Please see Section 6.b Personal Pension Account for more information.

On or after the Annuity Commencement Date, Personal Pension Account Payouts will terminate upon our receipt of due proof of the death of the Annuitant.

This option is only available for Personal Pension Account Payouts (fixed dollar amount Annuity Payout). Please see Section 6.b Personal Pension Account for additional information.

-   OPTION THREE - LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between five years and 100 years, minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years has passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-   OPTION FOUR - JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

- OPTION FIVE - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between five years and 100 years, minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-------------------------------------------------------------------------------

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

-   OPTION SIX - PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is ten years during the first two Contract Years and five years after the second Contract Anniversary. The maximum period that you can select is 100 years, minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

-   OPTION SEVEN - RESERVED

-   OPTION EIGHT - JOINT AND LAST SURVIVOR LIFE WITH CASH REFUND

Prior to the Annuity Commencement Date, this Annuity Payout Option provides for Personal Pension Account Payouts for as long as the Owner, Annuitant or the Joint Annuitant are alive at 100% of the applicable scheduled Payout Purchase Rate(s). The previously established Guarantee Window, Payout Purchase Rate(s), and Credited Interest Rate(s) will continue to apply for the duration of the Personal Pension Account rider. Any remaining Death Benefit shall be payable to the Beneficiary.

On or after the Annuity Commencement Date, this Annuity Payout Option provides for Personal Pension Account Payouts for as long as the Annuitant or Joint Annuitant is alive at 100% of the applicable scheduled Payout Purchase Rate(s). Any remaining Death Benefit shall be payable to the Beneficiary.

This Annuity Payout Option is only available for fixed dollar Personal Pension Account Payouts and may not be combined with Annuity Payout Option Two - Life Annuity with Cash Refund.

Pension Account Payouts will terminate upon our receipt of due proof of the death of the Owner, Annuitant or Joint Annuitant, whichever shall last occur, provided that the last of such deaths transpired prior to the Annuity Commencement Date. Personal Pension Account Payouts will also terminate upon our receipt of due proof of the death of the Annuitant or Joint Annuitant, whichever shall last occur, provided the last of such deaths transpired after the Annuity Commencement Date. Your Benefit Balance shall always remain in the Personal Pension Account while the Personal Pension Account rider is in effect.

We reserve the right to impose restrictions regarding who can serve as the Annuitant, Joint Annuitant and/or Beneficiary when selecting this Annuity Payout Option. Currently, you must designate your Spouse as the Joint Annuitant and Beneficiary when selecting this Annuity Payout Option. Except as provided below (regarding divorce proceedings), these designations may not be changed by you.

We assume that if you elected Annuity Payout Option Eight, that you also intend to elect Spousal Contract continuation in which event no portion of the Death Benefit will be paid until the last Spouse dies. However, if you prefer not to exercise these rights, you may notify us to settle the Death Benefit after the first Spouse dies.

You may make a one time election to convert to Annuity Payout Option Two upon completion of divorce proceedings provided that you become the sole, remaining Owner and Personal Pension Account Payouts have not commenced. In these circumstances,

- The Target Income Age remains the same if the older Annuitant becomes the remaining Owner. If the younger Annuitant becomes the remaining Owner, then the Target Income Age will be reset to that Annuitant's age when making an initial investment into the Personal Pension Account plus the difference between the older Annuitant's age when making an initial investment into the Personal Pension Account and the previously stated Target Income Age. For example, if the older Annuitant was age 70 upon initial Personal Pension Account investment and the Target Income Age selected was 75 (a difference of 5 years), then the new Target Income Age corresponding with the younger remaining Annuitant (Spouse) will equal his or her age upon the initial Personal Pension Account investment (assume age 60 in this case) + 5, or age 65.

- The Credited Interest Rate schedule will only be reset based on the remaining Owner's age after age 79. Payout Purchase Rates will be reset based on the remaining Owner's age and gender as of the date of conversion.

28

-------------------------------------------------------------------------------

This option is only available for Personal Pension Account Payouts (fixed dollar amount Annuity Payout). We reserve the right to approve the designation of the Owner, joint Owner, Annuitant(s) and/or Beneficiary for the purposes of establishing benefits under this Annuity Payout option.

The Joint Annuitant designated for Option Eight shall also be the Joint Annuitant under Annuity Payout Options Four and Five, if you elected to annuitize Contract Value. Election of Option Eight does not mean you are required to elect Annuity Payout Options Four or Five to annuitize any Contract Value portions of your Contract. This Annuity Payout Option will not be available to custodian-owned qualified contracts, or contracts with other non-natural owner types (trusts, including charitable remainder trusts, corporations, municipalities, etc.). Please see Section 6.b Personal Pension Account for additional information.

YOU CANNOT TERMINATE YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED ANNUITY PAYOUT OPTIONS TWO, THREE, FIVE, SIX OR EIGHT. A CDSC, IF APPLICABLE, MAY BE DEDUCTED. Please see CDSC Example 6 in Appendix A.

Annuity Payout Options Two and Eight are only available for Personal Pension Account Payouts from the Personal Pension Account. Annuity Payout Options One, Three, Four, Five and Six are only available for Annuity Payouts from the Fixed Accumulation Feature or Sub-Accounts.

For certain qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

AUTOMATIC ANNUITY PAYOUTS

If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option Three. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. When selecting a frequency other than monthly, the Payout Purchase Rate used to determine Annuity Payouts will be adjusted by a factor. The factor accounts for the current value of accelerated Payouts, and will result in a Payout that is less than the sum of each monthly Payout that would have been paid during the same period of time. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If you elect the Personal Pension Account, your Annuity Payout Option may only be a fixed dollar amount.

-   FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium taxes, by an annuity rate set by us. Annuity purchase rates may vary based on the aspect of the Contract annuitized.

-   VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS

Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity

-------------------------------------------------------------------------------

Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen;

-   the Annuitant's attained age and gender (if applicable);

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles; and

-   the Assumed Investment Return (AIR).

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

-   COMBINATION ANNUITY PAYOUT

You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

5. DEATH BENEFITS

A. STANDARD DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. The Standard Death Benefit is equal to your Total Balance (less Premium Based Charge, if applicable) calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one

30

-------------------------------------------------------------------------------

Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature and Personal Pension Account for each Beneficiary's portion of the proceeds.

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed the greater of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under applicable Contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

The Standard Death Benefit is payable in addition to your Personal Pension Account Death Benefit.

Please see the heading entitled "What kinds of Surrenders are available? - Before the Annuity Commencement Date" in Section 4.c Surrenders. Taking excess partial Surrenders may significantly negatively affect your Death Benefit. Please consult with your investment professional before making excess partial Surrenders to be sure that you fully understand the ways such a decision will affect your Contract.

Please see the Optional Rider Comparison Chart in Appendix E for a comparison of death benefits.

B. RETURN OF PREMIUM V

OBJECTIVE

To provide a Death Benefit equal to the greater of Premium Payments adjusted for Surrenders or Contract Value, minus Premium Based Charges, if applicable, that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- Partial Surrenders and excess transfers to the Personal Pension Account will reduce the benefit proportionally, as described below.

WHEN CAN YOU BUY THE RIDER?


The Return of Premium V rider is no longer available for purchase (including adding it to existing Contracts).



HOW IS THE CHARGE FOR THIS RIDER CALCULATED?



The fee for the rider is based on the Death Benefit on each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary prior to all other financial transactions. A pro-rated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value, excluding the Fixed Accumulation Feature. The rider charge will not be applied to the Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.


We can not increase the rider fee once you elect the rider. However, in the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be based on the Contract Value on the date of any such change plus Premium Payments received after such date, adjusted for Surrenders.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the higher of A or B:

A       =   Contract Value (minus Premium Based Charges, if applicable) or
B       =   Premium Payments adjusted for Surrenders.

See the Return of Premium V Examples 1 and 2 in Appendix A.

The Return of Premium V Death Benefit is payable in addition to your Personal Pension Account Death Benefit.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes. However, if you contribute to the Personal Pension Account you will also have a Personal Pension Account Death Benefit payable prior to the Annuity Commencement Date.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime following the earliest of the fifth anniversary of the rider effective date or Spousal Contract continuation, the Contract Owner may elect to terminate this rider. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination

-------------------------------------------------------------------------------

date, and will no longer be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

A company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in Sections 5.e and 5.f) by the Beneficiary (excluding Spousal Contract continuation).

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Any and all partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis. A PARTIAL SURRENDER MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. See Return of Premium V Examples 1-3 in Appendix A for an illustration of this calculation.

Any and all transfers to the Personal Pension Account will reduce your Death Benefit. Transfers within the Transfer Limit will reduce your Death Benefit on a dollar-for-dollar basis. Transfers in excess of the Transfer Limit will reduce your Death Benefit on a proportionate basis. A TRANSFER ABOVE THE TRANSFER LIMIT TO THE PERSONAL PENSION ACCOUNT MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT TRANSFERRED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS ADJUSTED FOR SURRENDERS. The Return of Premium V Transfer Limit is equal to 5% of the Premium Payment(s) adjusted for Surrenders and transfers to and from the Personal Pension Account; or if an ownership change or Spousal Contract continuation is processed, 5% of the Contract Value on the effective date of such change plus Premium Payment(s) received after the effective date of such change. See Return of Premium V Examples 1-3 in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a recalculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is younger than the maximum rider age limitation at the time of the change.


An ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a recalculation of this Death Benefit. If the oldest Owner after the change is equal to or older than the maximum age limitation, we will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.



Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.


CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, Yes. If the Owner dies and the sole Beneficiary at the time of death, is the deceased Owner's Spouse we will increase the Contract Value to the Death Benefit, if the Death Benefit is greater than the Contract Value on the date of due proof of death. The Spouse may continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.


If the Owner or the Annuitant is equal to or older than the maximum age limitation at the time of the Spousal Contract continuation and/or this rider (or similar rider, as we determine) is not available for sale, we will terminate this rider and the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.



WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?



If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized. This rider terminates once an Annuity Payout Option (other than Annuity Payout Option Two or Eight) is elected and the Death Benefit terminates.


ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No. We reserve the right to impose investment restrictions in the future.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. This restriction is not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

32

-------------------------------------------------------------------------------

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purpose of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders or payouts under all applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:


- Please see the Optional Rider Comparison chart in Appendix E for a summary of the differences between all optional riders.


- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or assignment. If we terminate the rider, it cannot be re-elected by you.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, may trigger a proportionate reduction to your Death Benefit.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.

C. MAXIMUM ANNIVERSARY VALUE V

OBJECTIVE

To provide a Death Benefit equal to the greatest of: (a) Maximum Anniversary Value, (b) Premium Payments adjusted for Surrenders or (c) Contract Value that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has investment restrictions. Violation of the investment restrictions may result in termination of this rider.

- Partial Surrenders and excess transfers to the Personal Pension Account will reduce the benefit proportionally, as described below.

WHEN CAN YOU BUY THE RIDER?


The Maximum Anniversary Value V rider is no longer available for purchase (including adding it to existing Contracts).



HOW IS THE CHARGE FOR THIS RIDER CALCULATED?



The fee for the rider is based on the Death Benefit and is taken on each Contract Anniversary. This rider fee will be automatically deducted from your Contract Value on your Contract Anniversary prior to all other financial transactions. A pro-rated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value, excluding the Fixed Accumulation Feature. The rider charge will not be applied to the Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. See Maximum Anniversary Value V Example 4 in Appendix A.


The rider charge will not increase after you elect the rider unless there is a change in ownership or upon Spousal Contract continuation.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greatest of A, B or C:

A       =   Contract Value (minus Premium Based Charges, if applicable);
B       =   Premium Payments adjusted for partial Surrenders; or
C       =   Maximum Anniversary Value, prior to the earlier of date of death or the decedent's 81st birthday.

See Maximum Anniversary Value V Example 1 in Appendix A.

If we permit you to elect this rider after the Contract has been issued, the starting values for Contract Value, Premium Payments and Maximum Anniversary Value will all be reset to Contract Value as of the Valuation Day that you elect this rider. Contract Value and

-------------------------------------------------------------------------------

Premium Payments prior to election of the rider (as well as those values that would have been used to set the Maximum Anniversary Value had this rider been elected upon Contract issuance), will be disregarded.

The Maximum Anniversary Value V Death Benefit is payable in addition to your Personal Pension Account Death Benefit. EVEN THOUGH YOUR BENEFIT BALANCE IS NOT SUBJECT TO PRINCIPAL PROTECTION UNDER THIS RIDER, ANY PORTIONS OF YOUR BENEFIT BALANCE TRANSFERRED TO SUB-ACCOUNTS AND/OR THE FIXED ACCUMULATION FEATURE ARE ALSO CONSIDERED TO BE PART OF THE CONTRACT VALUE USED TO COMPUTE THIS DEATH BENEFIT.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes. However, if you contribute to the Personal Pension Account you will also have a Personal Pension Account Death Benefit payable prior to the Annuity Commencement Date.

CAN YOU TERMINATE THIS RIDER?

No. However, we may terminate this rider upon Spousal Contract continuation, Ownership changes, assignment and/ or violation of the investment restrictions. Please also see "Other Information" at the end of this section.

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Any and all partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis. A PARTIAL SURRENDER MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. See Maximum Anniversary Value V Example 2 in Appendix A for an illustration of this calculation.

Any and all transfers to the Personal Pension Account will reduce your Death Benefit. Transfers within the Transfer Limit will reduce your Death Benefit on a dollar-for-dollar basis. Transfers in excess of the Transfer Limit will reduce your Death Benefit on a proportionate basis. A TRANSFER ABOVE THE TRANSFER LIMIT MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT TRANSFERRED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. The Maximum Anniversary Value V Transfer Limit is equal to5% of the greatest of (a) Premium Payments adjusted for partial Surrenders and transfers to or from the Personal Pension Account, or (b) Maximum Anniversary Value; or if an ownership change or Spousal Contract continuation is processed, 5% of the Contract Value on the effective date of such change plus Premium Payment(s) received after the effective date of such change. See Maximum Anniversary Value V Examples 2, 3 and 5 in Appendix A for an illustration of this calculation.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a recalculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We also reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.


Any ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a recalculation of this Death Benefit. If the Death Benefit is reset, we will disregard the previously established Contract Value, Premium Payment and Maximum Anniversary Value and reset each of these values to your then current Contract Value. If the rider is not available for sale at the time of the ownership change, If the oldest Owner at the time of the ownership change is older than the maximum age limitation, we will terminate this rider and the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.



Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.


CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary at the time of death is the deceased Owner's Spouse, we will increase the Contract Value to the Maximum Anniversary Value, if greater than the Contract Value on the date of due proof of death. The Spouse may elect to continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If any Owner or the Annuitant is older than the age limitation of the rider at the time of the Spousal Contract continuation and/or this rider (or a similar rider, as we determine) is not available for sale, then we will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.


WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?



If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized. This rider terminates once an Annuity Payout Option (other than Annuity Payout Option Two or Eight) is elected and the Death Benefit terminates.

34

-------------------------------------------------------------------------------

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s), Fund(s), and other investment program(s) approved and designated by us. As of the date of this prospectus, you must invest in the Portfolio Planner or Investment Strategies Asset Allocation Models or approved Funds listed in Appendix D. These models are rebalanced quarterly.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) is merged into another fund, (ii) changes investment objectives, (iii) closes to further investments, and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Except as provided below, failure to comply with any applicable investment requirement or restriction will result in termination of the rider. If the rider is terminated by us for violation of applicable investment requirements or restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, transfer Contract Value into the Personal Pension Account or make a change in owner, Annuitant or any Joint Annuitant.

UPON REINSTATEMENT OF YOUR RIDER, YOUR PREMIUM PAYMENTS WILL BE RESET TO EQUAL THE LOWER OF THE CONTRACT VALUE AS OF THE VALUATION DAY OF THE REINSTATEMENT OR THE PREMIUM PAYMENTS PRIOR TO THE TERMINATION. IF APPLICABLE, YOUR MAXIMUM ANNIVERSARY VALUE WILL BE RESET AT THE LOWER OF THE CONTRACT VALUE OR MAXIMUM ANNIVERSARY VALUE PRIOR TO THE REVOCATION AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

It may be presumed that investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. Investment restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

If you elect this rider in combination with an optional benefit such as Safety Plus, Future5, Future6, or Daily Lock Income Benefit then in the event of a conflict between the investment restrictions above and those set forth in such optional riders, the investment restrictions in such optional riders shall prevail.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to approve all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. This restriction is not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under all applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

-------------------------------------------------------------------------------

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:


- Please see the Optional Rider Comparison chart in Appendix E for a summary of the differences between all optional riders.


- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, assignment and/or violation of the investment restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the Death Benefit.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

- Transfers made pursuant to an Automatic Income Program may violate this rider if made during the reinstatement period following a violation of investment restrictions under this rider.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.

D. LEGACY LOCK

OBJECTIVE

To provide a Death Benefit equal to the greater of: (a) Enhanced Return of Premium (Premium Payments adjusted for certain partial Surrenders and transfers to the Personal Pension Account as described below); or (b)Return of Premium V Death Benefit (as described in section 5.b.). We will pay the Death Benefit if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has investment restrictions. Violation of the investment restrictions may result in termination of this rider.

- Lifetime Benefit Payments taken under Future6, or Daily Lock Income Benefit will not reduce the value of the Enhanced Return of Premium component of this Death Benefit.

- Partial Surrenders that exceed the Future6, or Daily Lock Income Benefit Lifetime Benefit Payment and excess transfers to the Personal Pension Account will reduce the benefit proportionally, as described below.

- The Enhanced Return of Premium component of this Death Benefit reduces to zero if your Contract Value falls below the minimum amount rule.

This rider was formerly known as Future6 DB.

WHEN CAN YOU BUY THE RIDER?


The Legacy Lock rider is no longer available for purchase (including adding it to existing Contracts).



HOW IS THE CHARGE FOR THIS RIDER CALCULATED?



The fee for the rider is based on the greater of (a) Enhanced Return of Premium or (b) Return of Premium V Death Benefit on each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value, excluding the Fixed Accumulation Feature. The rider charge will not be applied to the Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider fee may be increased at each Contract Anniversary, in the event of a change in ownership or upon Spousal Contract continuation.


IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. The Death Benefit is equal to the greater of: (a) Enhanced Return of Premium (Premium Payments adjusted for certain partial Surrenders and transfers to the Personal Pension Account as described below); or (b) Return of Premium V Death Benefit (as described in section 5.b.).

See the Legacy Lock Examples 1 and 2 in Appendix A.

The Legacy Lock is payable in addition to your Personal Pension Account Death Benefit.

36

-------------------------------------------------------------------------------

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes. However, if you contribute to the Personal Pension Account you will also have a Personal Pension Account Death Benefit payable prior to the Annuity Commencement Date.

CAN YOU TERMINATE THIS RIDER?

No. HOWEVER, IF YOUR FUTURE6, OR DAILY LOCK INCOME BENEFIT RIDER IS TERMINATED FOR ANY REASON, THIS RIDER WILL ALSO TERMINATE. Please see "Other Information" below for other conditions which may result in termination of the rider.

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

DEATH BENEFIT STEP-UP

The Enhanced Return of Premium component of Legacy Lock is eligible for an automatic one-time step-up to the Contract Value upon a first partial Surrender or upon the first transfer to the Personal Pension Account in excess of the Transfer Limit. The step-up will occur if the Contract Value is greater than the Enhanced Return of Premium value on the Valuation Day prior to the first partial Surrender or transfer to the Personal Pension Account in excess of the Transfer Limit.

ENHANCED RETURN OF PREMIUM COMPONENT OF LEGACY LOCK

The Enhanced Return of Premium component equals 100% of Premium, adjusted by some Surrenders as described below. Enhanced Return of Premium will be increased by subsequent Premium Payments and Transfers from the Personal Pension Account and may be eligible for a one-time step-up.

Cumulative partial Surrenders during the Contract Year that are below or equal to your Future6, or Daily Lock Income Benefit Lifetime Benefit Payment will not reduce the Enhanced Return of Premium component of your Death Benefit. Cumulative partial Surrenders during the Contract Year that are below or equal to your Future6, or Daily Lock Income Benefit Threshold Payment will reduce the Enhanced Return of Premium on a dollar-for-dollar basis.

Cumulative partial Surrenders during the Contract Year that exceed your Future6 Lifetime Benefit Payment or Threshold Payment will reduce the Enhanced Return of Premium on a proportionate basis provided the exception described in the following paragraph does not apply. SUCH PARTIAL SURRENDER(S) MAY REDUCE THE ENHANCED RETURN OF PREMIUM BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. See Legacy Lock Examples 1 and 2 in Appendix A for an illustration of this calculation.

If partial Surrenders are taken in excess of the Lifetime Benefit Payment after your Lifetime Income Eligibility Date and withdrawn under the Automatic Income Program to satisfy RMDs, the partial Surrender will not reduce the Enhanced Return of Premium. Any additional partial Surrender will reduce the Enhanced Return of Premium proportionally if taken above the RMD amount and outside of the Automatic Income Program.

Any and all transfers to the Personal Pension Account will reduce the Enhanced Return of Premium. Transfers within the Transfer Limit will reduce the Enhanced Return of Premium on a dollar-for-dollar basis. Transfers in excess of the Transfer Limit will reduce the Enhanced Return of Premium on a proportionate basis. A TRANSFER ABOVE THE TRANSFER LIMIT TO THE PERSONAL PENSION ACCOUNT MAY REDUCE THE ENHANCED RETURN OF PREMIUM BY AN AMOUNT GREATER THAN THE AMOUNT TRANSFERRED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS ADJUSTED FOR SURRENDERS. The Legacy Lock Transfer Limit is equal to 5% of the highest of
(a) Enhanced Return of Premium; (b) Return of Premium V Death Benefit; or (c) if an ownership change or Spousal Contract continuation is processed, 5% of the Contract Value on the effective date of such change plus Premium Payment(s) received after the effective date of such change. See Legacy Lock Examples 1 and 2 in Appendix A.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount rule (equal to the greater of the Contract minimum amount rule described in section 4.c or one Lifetime Benefit Payment under any optional guaranteed minimum withdrawal benefit rider) as a result of investment performance, or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below this minimum amount rule, we will no longer accept subsequent Premium Payments. In addition, THE ENHANCED RETURN OF PREMIUM COMPONENT OF YOUR DEATH BENEFIT WILL BE RESET TO EQUAL ZERO. THE DEATH BENEFIT WILL THEN BE EQUAL TO THE GREATER OF: (A) ENHANCED RETURN OF PREMIUM OR (B) RETURN OF PREMIUM V.

You may then either make a full Surrender and terminate your Contract and rider, or you may continue your Contract. If you continue your Contract, you must transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days or we will exercise our reserved contractual rights to reallocate these sums to the money market Sub-Account.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a recalculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is younger than the maximum rider age limitation at the time of the change.

-------------------------------------------------------------------------------


Any ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a recalculation of this Death Benefit. If the oldest Owner after the change is equal to or older than the maximum age limitation, we will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.



Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.


CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, yes. If the Owner dies and the sole Beneficiary at the time of death, is the deceased Owner's Spouse we will increase the Contract Value to the greater of the Enhanced Return of Premium or the Return of Premium V Death Benefit, if either is greater than the Contract Value on the date of due proof of death. The Spouse may continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.


If the Owner or the Annuitant is equal to or older than the maximum age limitation at the time of the Spousal Contract continuation and/or this rider (or similar rider, as we determine) is not available for sale, we will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.



WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?



Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized. This rider terminates once an Annuity Payout Option (other than Annuity Payout Option Two or Eight) is elected.


ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must concurrently elect Future6 and abide by the Future6 investment restrictions or you must concurrently elect Daily Lock Income Benefit and abide by the Daily Lock Income Benefit investment restrictions in order to elect this rider.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. In addition, we will not accept any subsequent Premium Payments in excess of $100,000 in the aggregate while the rider is in effect without our prior approval.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purpose of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders or payouts under all applicable contracts and riders; or

    b. the aggregate Total Balance plus $1 million. Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:


- Please see the Optional Rider Comparison chart in Appendix E for a summary of the differences between all optional riders.


- You can only elect this rider if you elect Future6, or Daily Lock Income Benefit. You will be required to invest according to the Future6, or Daily Lock Income Benefit investment restrictions, as applicable.

- You will automatically receive a one-time step-up of the Enhanced Return of Premium to the Contract Value, if greater, upon the first partial Surrenders or transfer to the Personal Pension Account in excess of the Transfer Limit. We will not provide a notice prior to applying this step-up.

- IF YOUR CONTRACT VALUE IS REDUCED BELOW THE MINIMUM AMOUNT RULE, THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE REDUCED TO ZERO. Please see Section 4.c. Surrenders for more information regarding the minimum amount rule. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT WAS REDUCED BY ALL PRIOR PARTIAL SURRENDERS, INCLUDING LIFETIME BENEFIT PAYMENTS AND ALL TRANSFER TO THE PERSONAL PENSION ACCOUNT. IN ADDITION, ANY STEP-UP APPLIED TO THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE LOST.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

38

-------------------------------------------------------------------------------

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or assignment or if Future6, or Daily Lock Income Benefit rider is terminated.

-   If we terminate the rider, it cannot be re-elected by you.

- Legacy Lock is referred to as Enhanced Return of Premium Death Benefit Rider in your Contract.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.

E. MAXIMUM DAILY VALUE

OBJECTIVE

To provide a Death Benefit equal to the greatest of: (a) Maximum Daily Value,
(b) Premium Payments adjusted for Surrenders and transfers to the Personal Pension Account, or (c) Contract Value (minus Premium Based Charges, if applicable) that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has investment restrictions. Violation of the investment restrictions may result in termination of this rider.

- Partial Surrenders and excess transfers to the Personal Pension Account may reduce the benefit proportionally, as described below.

WHEN CAN YOU BUY THE RIDER?

The Maximum Daily Value rider is closed to new investors.


HOW IS THE CHARGE FOR THIS RIDER CALCULATED?



The fee for the rider is based on the Death Benefit and is taken on each Contract Anniversary. This rider fee will be automatically deducted from your Contract Value on your Contract Anniversary prior to all other financial transactions. A pro-rated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value excluding the Fixed Accumulation Feature. The rider charge will not be applied to the Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.


The rider charge may increase after you elect the rider if there is a change in ownership or upon Spousal Contract continuation.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greatest of A, B or C:

A = Contract Value (minus Premium Based Charges, if applicable);

B = Premium Payments (including Premium Payments made after you purchase the Contract) adjusted for partial Surrenders and transfers to the Personal Pension Account; or

C = Maximum Daily Value

See Maximum Daily Value Example 1 in Appendix A.

The Maximum Daily Value Death Benefit is payable in addition to your Personal Pension Account Death Benefit. EVEN THOUGH YOUR BENEFIT BALANCE IS NOT SUBJECT TO PRINCIPAL PROTECTION UNDER THIS RIDER, ANY PORTIONS OF YOUR BENEFIT BALANCE TRANSFERRED TO SUB-ACCOUNTS AND/OR THE FIXED ACCUMULATION FEATURE ARE ALSO CONSIDERED TO BE PART OF THE CONTRACT VALUE USED TO COMPUTE THIS DEATH BENEFIT.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes. However, if you contribute to the Personal Pension Account you will also have a Personal Pension Account Death Benefit payable prior to the Annuity Commencement Date.

CAN YOU TERMINATE THIS RIDER?

No. Please see Other Information at the end of this section for conditions which may result in termination of the rider.

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis if you have not elected Future5 or Daily Lock Income Benefit. If you have elected an optional withdrawal benefit, partial Surrenders up to a Threshold Payment or Lifetime Benefit Payment, as applicable, will reduce your Death Benefit on a dollar-for-dollar basis and any partial Surrenders in excess of such amounts shall reduce your Death Benefit on a proportionate basis. A PARTIAL SURRENDER MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE CONTRACT VALUE IS LESS THAN YOUR

-------------------------------------------------------------------------------

MAXIMUM DAILY VALUE OR IF THE CONTRACT VALUE IS LESS THAN NET PREMIUM PAYMENTS. See Maximum Daily Value Examples 2 and 3 in Appendix A for an illustration of this calculation.

Any and all transfers to the Personal Pension Account will reduce your Death Benefit. Transfers within the Transfer Limit will reduce your Death Benefit on a dollar-for-dollar basis. Transfers to the Personal Pension Account in excess of the Transfer Limit will reduce your Death Benefit on a proportionate basis. A TRANSFER ABOVE THE TRANSFER LIMIT MAY NOT REDUCE YOUR DEATH BENEFIT BY THE SAME DOLLAR AMOUNT AS IT WOULD REDUCE YOUR CONTRACT VALUE. THE ADJUSTMENT TO YOUR DEATH BENEFIT MAY BE LOWER OR HIGHER THAN THE ADJUSTMENT TO YOUR CONTRACT VALUE. The Maximum Daily Value Transfer Limit is equal to 5% of the greatest of (a) Premium Payments adjusted for partial Surrenders, (b) Maximum Daily Value; or
(c) if an ownership change or Spousal Contract continuation is processed, 5% of the Contract Value on the effective date of such change plus Premium Payment(s) received after the effective date of such change. See Maximum Daily Value Example 4 in Appendix A for illustrations of this calculation.

If you elect another optional rider, partial Surrenders (including Lifetime Benefit Payments and Threshold Payments) may affect those other riders differently than they affect this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a recalculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We also reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.


Any ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a recalculation of this Death Benefit. If the Death Benefit is reset, we will disregard the previously established Contract Value, Premium Payment and Maximum Daily Value and reset each of these values to your then current Contract Value. If the rider is not available for sale at the time of the ownership change, If the oldest Owner at the time of the ownership change is older than the maximum age limitation, we will terminate this rider and the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.



Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.


CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary at the time of death is the deceased Owner's Spouse, we will increase the Contract Value to the Maximum Daily Value, if greater than the Contract Value on the date of due proof of death. The Spouse may elect to continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If any Owner or the Annuitant is older than the age limitation of the rider at the time of the Spousal Contract continuation and/or this rider (or a similar rider, as we determine) is not available for sale, then we will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.


WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?


If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Option Two or Eight) is elected and the Death Benefit terminates.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s), Fund(s), and other investment program(s) approved and designated by us. As of the date of this prospectus, you must invest in the Portfolio Planner or Investment Strategies Asset Allocation Models or approved Funds listed in Appendix D. These models are rebalanced quarterly.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) is merged into another fund, (ii) changes investment objectives, (iii) closes to further investments, and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program

40

-------------------------------------------------------------------------------

considerations" under the section entitled "What other ways can you invest?" in
Section 4.a for more information regarding the potential impact of fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Except as provided below, failure to comply with any applicable investment requirement or restriction will result in termination of the rider. If the rider is terminated by us for violation of applicable investment requirements or restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, transfer Contract Value into the Personal Pension Account or make a change in owner, Annuitant or any Joint Annuitant.

UPON REINSTATEMENT OF YOUR RIDER, YOUR PREMIUM PAYMENTS WILL BE RESET TO EQUAL THE LOWER OF THE CONTRACT VALUE AS OF THE VALUATION DAY OF THE REINSTATEMENT OR THE PREMIUM PAYMENTS PRIOR TO THE TERMINATION. IF APPLICABLE, YOUR MAXIMUM DAILY VALUE WILL BE RESET AT THE LOWER OF THE CONTRACT VALUE OR MAXIMUM DAILY VALUE PRIOR TO THE REVOCATION AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

It may be presumed that investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.

Investment restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

If you elect this rider in combination with an optional benefit such as Safety Plus, Future5, Future6 or Daily Lock Income Benefit then in the event of a conflict between the investment restrictions above and those set forth in such optional riders, the investment restrictions in such optional riders shall prevail.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to approve all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under all applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:


- Please see the Optional Rider Comparison chart in Appendix E for a summary of the differences between all optional riders.


- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, assignment and/or violation of the investment restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the Death Benefit.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

-------------------------------------------------------------------------------

- Transfers made pursuant to an Automatic Income Program may violate this rider if made during the reinstatement period following a violation of investment restrictions under this rider.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.

F. HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested according to the last instructions on file and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our Safe Haven Program. Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by FDIC, nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically at our discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account; in addition, that interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years from the date of death of the Annuitant or Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. The Beneficiary may not make Personal Pension Account Contributions. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect an Annuity Payout Option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below. Please see Section 9(C)(2)(f) Federal Tax Considerations for more information.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

42

-------------------------------------------------------------------------------

G. WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS                AND . . .                          AND . . .                       THEN THE . . .
THE . . .
Owner                 There is a surviving joint Owner   The Annuitant is living or         Joint Owner receives the Death
                                                         deceased                           Benefit.
Owner                 There is no surviving joint Owner  The Annuitant is living or         Beneficiary receives the Death
                                                         deceased                           Benefit.
Owner                 There is no surviving joint Owner  The Annuitant is living or         Owner's estate receives the Death
                      and the Beneficiary predeceases    deceased                           Benefit.
                      the Owner
Annuitant             The Owner is living                There is no named Contingent       The Owner becomes the Contingent
                                                         Annuitant                          Annuitant and the Contract
                                                                                            continues. The Owner may waive
                                                                                            this presumption and receive the
                                                                                            Death Benefit.
Annuitant             The Owner is living                The Contingent Annuitant is        Contingent Annuitant becomes the
                                                         living                             Annuitant, and the Contract
                                                                                            continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                       AND . . .                                     THEN THE . . .
Owner                            The Annuitant is living                         Beneficiary becomes the Owner.
Annuitant                        The Owner is living                             Owner receives the payout at death.
Annuitant                        The Annuitant is also the Owner                 Beneficiary receives the payout at death.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

6. OPTIONAL WITHDRAWAL BENEFITS

A. FUTURE5 AND FUTURE6

OBJECTIVE

The objective of the riders is to provide longevity protection that may periodically increase based on Market Increases or Deferral Bonuses.

Please consider the following prior to electing either rider:

- The riders have investment restrictions. Violation of the investment restrictions may result in termination of the rider.

- Threshold Payments, partial Surrenders above a Lifetime Benefit Payment and transfers to the Personal Pension Account will reduce the rider's benefit, as described below.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

Each of the riders provide an opportunity to receive withdrawals in the form of either Threshold Payments or Lifetime Benefit Payments until either the first Covered Life (Single Life Option) or last Covered Life (Joint/Spousal Option) dies. Withdrawals taken prior to the relevant Covered Life's Lifetime Income Eligibility Date are called Threshold Payments and withdrawals thereafter are called Lifetime Benefit Payments. We reserve the right to close either rider to new sales at any time.

WHEN CAN YOU BUY THE RIDERS?


The Future5 and Future6 riders are no longer available for purchase (including adding it to existing Contracts).


You may buy either rider only at the time you buy your Contract. The maximum age of any Contract Owner or Annuitant when buying either rider is 80. Once elected, you may not switch riders unless part of a company-sponsored exchange program.

-------------------------------------------------------------------------------

The riders may not be available through all investment professionals and may be subject to additional restrictions set by your investment professional. We reserve the right to withdraw either or both riders, vary rider benefits and/or rider charges or any relevant Covered Life options at any time for the sale of new Contracts. Either or both riders may not be available in all states.

The riders are the same in all respects other than as described herein. When considering which rider version to select, it is important that you work with your investment professional to carefully compare the differences in these features, and particularly the different investment restrictions, to ensure that you choose the rider version that is most consistent with your investment horizon and risk appetite taking into consideration the trade-off between benefits and restrictions associated with one rider over the other. Please refer to the section below entitled "Are there restrictions on how you must invest?" for more information.

We look at the age of contract parties (e.g., Contract Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/ Spousal Option.

DOES BUYING THE RIDERS FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying either rider precludes you from electing the Safety Plus rider and the Daily Lock Income Benefit rider.

If you elect either rider, you may not elect Personal Pension Account Transfer Programs Investment Gains or Income Path Options. Please see Section 4.a. Personal Pension Account Transfer Programs.

HOW IS THE CHARGE FOR THE RIDERS CALCULATED?

Each rider has a different current charge and maximum rider charge and both are based on your Payment Base. The charge will vary based on whether you elect the rider on a single or joint/spousal basis. We will deduct the rider charge on each Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A MARKET INCREASE OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge increase in which event you will no longer be entitled to Market Increases, Deferral Bonuses and Withdrawal Percentage increases. This declination is irrevocable.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Payment Base immediately prior to such termination or full Surrender. We may also reset the rider charge upon Spousal Contract continuation or a Covered Life change.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDERS?

Yes. The benefit bases used to set Threshold Payments or Lifetime Benefit Payments (Payment Base) and the Deferral Bonus (Deferral Bonus Base) will fluctuate.

-   PAYMENT BASE

Your initial Payment Base is equal to your initial Premium Payment (without deduction of sales charges, if any). It will generally fluctuate based on:

-   Market Increases; or

-   Deferral Bonuses; and

- Subsequent Premium Payments, partial Surrenders, or transfers to or from the Personal Pension Account.

On each Contract Anniversary until and including the Contract Anniversary immediately following the oldest Covered Life's 90th birthday, the Payment Base will be reset to equal the greater of your Contract Value (prior to the deduction of the rider charge) as of the Contract Anniversary (this event is referred to as a Market Increase) or your current Payment Base plus any applicable Deferral Bonus (the amount added to your Payment Base during the Deferral Bonus Period if a Market Increase does not occur). You will not receive both a Market Increase and a Deferral Bonus in the same Contract Year. We reserve the right to impose an annual Payment Base Cap on the sale of new Contracts only. We do not currently enforce an annual Payment Base Cap.

Please refer to Future5 and Future6 Examples 1-2 in Appendix A for an illustration of ways that your Payment Base may increase based on a Market Increase or Deferral Bonus.

Subsequent Premium Payments increase your Payment Base by the dollar amount of the Premium Payment. Deposits into the Personal Pension Account do not increase your Payment Base.

44

-------------------------------------------------------------------------------

Partial Surrenders reduce your Payment Base in different ways depending on whether they are taken before or after your Lifetime Income Eligibility Date and whether they exceed the applicable limit (either the Threshold Payment or an annual Lifetime Benefit Payment).

- PARTIAL SURRENDERS PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE. If cumulative partial Surrenders taken during any Contract Year are equal to, or less than, the Threshold Payment, then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders are greater than the Threshold Payment, then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold Payment, and (ii) proportionate basis for the amount in excess of the Threshold Payment. If your Contract Value is less than your Payment Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

- PARTIAL SURRENDERS AFTER THE LIFETIME INCOME ELIGIBILITY DATE. If cumulative partial Surrenders taken during any Contract Year are (i) equal to or less than the Lifetime Benefit Payment, or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD requirements, then the cumulative partial Surrender will not reduce the Payment Base. Any partial Surrenders that exceed the Lifetime Benefit Payment (provided that the RMD exception above does not apply), will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment. If your Contract Value is less than your Payment Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis. See Future5 and Future6 Examples 2 and 3 in Appendix A for an illustration of this calculation.

Partial Surrenders taken during any Contract Year that cumulatively exceed the AWA, but do not exceed an annual Threshold Payment or Lifetime Benefit Payment, as the case may be, will be free of any applicable CDSC.

Transfers of Contract Value to the Personal Pension Account will also reduce your Payment Base on a dollar-for-dollar basis if they are less than the Transfer Limit and proportionally for any cumulative transfers above the Transfer Limit. The Future5 and Future6 Transfer Limits will equal your applicable Withdrawal Percentage multiplied by your then current Payment Base. Please see Future5 and Future6 Examples 2 and 3 in Appendix A for an illustration of this calculation.

Since the Maximum Anniversary Value V, the Return of Premium V, Maximum Daily Value and Legacy Lock riders each have their own Transfer Limit, which may be a different amount that the Transfer Limit imposed by Future5 or Future6. If there is a conflict, then the Transfer Limit of Future5 or Future6 prevails. Please refer to Future5 and Future6 Examples 2 and 3 in Appendix A for an illustration of partial Surrenders and the Transfer Limit.

Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this limit will not be included for any benefits under the rider.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Payment Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the possible termination of Market Increases, Deferral Bonuses and Withdrawal Percentage increases associated with declining rider charge increases.

-   DEFERRAL BONUS BASE

On each Contract Anniversary during the Deferral Bonus Period, we may apply a Deferral Bonus to your Payment Base. You will not receive a Deferral Bonus if your Market Increase is greater than or equal to your Deferral Bonus. The Deferral Bonus will vary depending on the rider version you select. The Deferral Bonus for Future5 is 5%. The Deferral Bonus for Future6 is 6%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base as of the Valuation Day prior to each Contract Anniversary during an effective Deferral Bonus Period. THE DEFERRAL BONUS PERIOD WILL CEASE UPON THE EARLIER OF THE TENTH CONTRACT ANNIVERSARY, WHEN YOU TAKE ANY PARTIAL SURRENDER, OR IF A TRANSFER IS MADE TO THE PERSONAL PENSION ACCOUNT THAT IS IN EXCESS OF THE FUTURE5 AND FUTURE6 TRANSFER LIMIT.

When you elect this rider, your Deferral Bonus Base is equal to your initial Premium Payment (without deduction of sales charges, if any). Thereafter, your Deferral Bonus Base will be reset on each Contract Anniversary to the greater of the Payment Base when a Market Increase occurs, or the Deferral Bonus Base on the Valuation Day prior to each Contract Anniversary during an effective Deferral Bonus Period.

Subsequent Premium Payments or transfers from the Personal Pension Account will increase your Deferral Bonus Base by the dollar amount of the Premium Payment or transfer during the Deferral Bonus Period.

Transfers to the Personal Pension Account during each Contract Year during an effective Deferral Bonus Period that are equal to or less than the Transfer Limit will reduce your Deferral Bonus Base on a dollar-for-dollar basis.

Cumulative transfers to the Personal Pension Account during each Contract Year during an effective Deferral Bonus Period that are greater than the rider Transfer Limit will cause the Deferral Bonus Period to end and the Deferral Bonus Base will permanently be set to zero. Transfers or Surrenders due to a divorce settlement will end the Deferral Bonus Period and the Deferral Bonus Base will be set to zero.

-------------------------------------------------------------------------------

Please refer to Future5 and Future6 Examples 1-2 in Appendix A for an illustration of a Deferral Bonus being applied to increase a Payment Base and when a transfer ends the Deferral Bonus Period.

Your Deferral Bonus Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Deferral Bonus Base above this limit will not be included for any benefits under the rider.

Please refer to the section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE (THRESHOLD PAYMENTS) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE PAYMENT BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS.

Threshold Payments or Lifetime Benefit Payments are calculated by multiplying your Payment Base by the applicable Withdrawal Percentage. The Withdrawal Percentage varies based on the age of the relevant Covered Life at the time of the first partial Surrender.

The applicable Withdrawal Percentages are as follows:

                           WITHDRAWAL
           AGE             PERCENTAGE
-------------------------------------
 [LESS THAN]59 1/2 - 64       4.0%
           65+                5.0%

If you elect Future5 on or after July 16, 2012, the applicable Withdrawal Percentages are as follows:

                           WITHDRAWAL
           AGE             PERCENTAGE
-------------------------------------
 [LESS THAN]59 1/2 - 64       3.5%
         65 - 84              4.5%
           85+                5.5%

- Except as provided below, the Withdrawal Percentage will be based on the chronological age of the relevant Covered Life at the time of the first partial Surrender. If a partial Surrender HAS NOT been taken, your new Withdrawal Percentage will be effective on the next birthday that brought the relevant Covered Life into a new Withdrawal Percentage age band; or

- If a partial Surrender HAS been taken, the Withdrawal Percentage will be locked at the time of the partial Surrender. Once the relevant Covered Life enters the new age band, the Withdrawal Percentage will unlock at the next Contract Anniversary only if there is a Market Increase. In the event that there is a Deferral Bonus credited and not a Market Increase, the Withdrawal Percentage will remain locked.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDERS?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE
RIDERS?

Please refer to "Does your benefit base change under the riders?" for the effect of partial Surrenders and transfers to and from the Personal Pension Account. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not your Payment Base, Deferral Bonus Base and any future Threshold Payments or Lifetime Benefit Payments.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount rule (equal to the greater of the Contract minimum amount rule described in section 4.c or one Lifetime Benefit Payment) as a result of investment performance, or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below this minimum amount rule, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

- You must Transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual rights to reallocate these sums to the money market Sub-Account;

46

-------------------------------------------------------------------------------

-   Threshold Payments will cease;

-   Lifetime Benefit Payments will continue;

-   Market Increases and Deferral Bonuses, if applicable, will no longer apply;

- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated and the rider will terminate.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as the riders are affected only by changes to the relevant Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of a Covered Life may cause a recalculation of the rider benefits. Covered Life changes also allow us, in our discretion, to impose then prevailing investment restrictions, as described below.

Any Covered Life change made within the first six months from the Contract Issue date will have no impact on the Payment Base or Deferral Bonus Base as long as each succeeding Covered Life is younger than the maximum age limitation of the rider at the time of the change. The Withdrawal Percentage, Lifetime Benefit Payment, and Threshold Payment, as applicable, will thereafter change based on the age of the new relevant Covered Life.

-   SINGLE LIFE OPTION:

Any Covered Life changes after the first six months from Contract Issue date will cause a reset as follows:

    A. If we no longer offer such rider, we will revoke the rider. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer the rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. If no partial Surrenders or transfers to the Personal Pension Account above the Transfer Limit have been taken, the Deferral Bonus Base will be recalculated to be the lesser of the Contract Value or the Deferral Bonus Base effective on the date of the change. If a partial Surrender has been taken or there had been a transfer to the Personal Pension Account above the Transfer Limit prior to the date of the Covered Life change, the Deferral Bonus Period will end and the Deferral Bonus Base will be zero; or

    C. If we offer such rider and the older Covered Life after the date of the ownership change is equal to or older than the maximum age limitation, the rider will be terminated and removed from the Contract.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

-   JOINT/SPOUSAL OPTION:

After the first six months from the Contract issue date, if partial Surrenders have not yet been taken and you and your Spouse become legally divorced, you may add a new Spouse to the Contract provided that the age limitation of the rider is not exceeded, the Payment Base and Deferral Bonus Base will remain the same. We will then recalculate your Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit based on the age of the younger Covered Life as of the date of the change. The charge for the rider will remain the same.

Alternatively, if after the first six months from the Contract issue date, if partial Surrenders have been taken or a transfer to the Personal Pension Account has been made, and you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract and the Payment Base and Deferral Bonus Base will remain the same. We will then recalculate your Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit based on the age of the remaining Covered Life as of the date of the change. These recalculations will continue to be based on the Joint/Spousal Option. You may not convert your Joint/Spousal Option election to a Single Life Option. The charge for the rider will remain the same.

If after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or younger than the maximum age limitation of the rider at the time of the change, then we will revoke the rider. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider, or we no longer offer the rider, then the rider will terminate.

-------------------------------------------------------------------------------

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Contract and the rider are continued as described below, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for the sale of new Contracts at the time of continuation. The Covered Life will be re-determined on the date of Spousal Contract continuation.

If the new Covered Life is younger than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and Deferral Bonus Base will be set equal to the Contract Value, the Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. The Deferral Bonus Period will not be reset but will continue, if applicable, uninterrupted. If the new Covered Life is equal to or older than the maximum rider age at the time of the Spousal Contract continuation, the rider will terminate and the rider charge will no longer be assessed.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the rider and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

- The Lifetime Benefit Payment, Threshold Payment, and Transfer Limit will be recalculated; and

- The Withdrawal Percentage will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Payment Base. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum amount rule then in effect.

SINGLE LIFE OPTION:

If you have elected the Single Life Option, you may choose a Life Annuity (Annuity Payout Option One). The lifetime portion will be based on the relevant Covered Life determined at the Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and Joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, you may choose a Joint and Last Survivor Life Annuity (Annuity Payout Option Four). If only one Spouse is alive, we will issue a Life Annuity (Annuity Payout Option
One). The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. If only one Spouse is alive, we will issue a Life Annuity (Option One) based on the surviving relevant Covered Life.

48

-------------------------------------------------------------------------------

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the death of the last surviving Annuitant.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s), Fund(s), and other investment program(s) approved and designated by us that correspond with the rider version chosen. As of the date of this prospectus, if you elect Future5, you must invest in the Portfolio Planner or Investment Strategies Asset Allocation Models or approved Funds listed in Appendix D. These models will be rebalanced quarterly. If you elect Future6, you must invest in the Personal Protection Portfolio asset allocation models listed in Appendix D. The Personal Protection Portfolio models are rebalanced monthly.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while either rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT REQUIREMENT OR RESTRICTION WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US, FOR VIOLATION OF APPLICABLE INVESTMENT REQUIREMENTS OR RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER. IN THE EVENT OF A CONFLICT BETWEEN THE INVESTMENT REQUIREMENTS AND RESTRICTIONS OF THIS RIDER AND THOSE IMPOSED BY ANY OTHER GUARANTEED MINIMUM DEATH BENEFIT RIDER, THE INVESTMENT REQUIREMENTS AND RESTRICTIONS OF THIS RIDER SHALL PREVAIL.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, transfer Contract Value into the Personal Pension Account or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

Upon reinstatement, your Deferral Bonus Base will be reset at the lower of the Deferral Bonus Base prior to the termination or Contract Value as of the date of reinstatement and the Deferral Bonus Period, if applicable, will continue uninterrupted.

We may require that you comply with then prevailing investment restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under either rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. Investment restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

Both rider versions require that you invest in asset allocation models. However, we are able to offer certain attributes associated with the Future6 rider, such as a higher Deferral Bonus and lower rider charges, based on our assumptions that the Personal Protection Portfolios, and particularly, the requirement to maintain 50% of your Contract Value in Hartford Portfolio Diversifier HLS Fund within these models, may reduce overall Contract Value volatility and mitigate our guarantee obligations by potentially reducing investment returns that you might have received during favorable market conditions. The Portfolio Planner or Investment Strategies Asset Allocation Models associated with the Future5 rider have a different exposure to equity markets and do not include the Hartford Portfolio Diversifier HLS Fund as an available Fund. It may therefore be reasonably assumed, that if equity markets perform well while you have the Future6 rider, aggregate positive performance results associated the Personal Protection Portfolios will be lower than the performance results possibly available with the Portfolio Planner or Investment Strategies Asset Allocation Models. Conversely, if equity markets perform poorly, you may benefit from, among other things, the potential Contract Value preservation and comparatively lower fees associated the Personal Protection Portfolios.

-------------------------------------------------------------------------------

The Hartford Portfolio Diversifier HLS Fund has been designed to provide performance results that generally are negatively correlated to the performance of other Funds within the Personal Protection Portfolios (i.e., the Fund will tend to perform well when those other Funds are performing poorly, but relatively poorly when those other Funds are performing well). In fact, the Fund's investments are based on data about your and other contract holders' allocations to the other Funds within the Personal Protection Portfolios.

We will periodically rebalance your investments within asset allocation models as described in Appendix D. For instance, if you select Future6 and markets perform poorly, it is anticipated that the value of the Hartford Portfolio Diversifier HLS Fund will increase in relation to other Funds within the Personal Protection Portfolios and thus investments within that Fund will be proportionately reallocated among other Funds within the Personal Protection Portfolios chosen. Likewise, when markets perform well, it is anticipated that the value of the other Funds within the Personal Protection Portfolios will increase in relation to the Hartford Portfolio Diversifier HLS Fund and thus investments within those other Funds will be proportionately reduced and reallocated into the Hartford Portfolio Diversifier HLS Fund.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. In addition, we will not accept any subsequent Premium Payments in excess of $100,000 in the aggregate while the rider is in effect without our prior approval. This restriction is not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base, Deferral Bonus Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us when you have elected any similar optional withdrawal benefit rider. We will not aggregate Contracts with dissimilar optional riders such as a Contract with an optional guaranteed minimum accumulation benefit such as Safety Plus with a contract with a guaranteed lifetime withdrawal benefit such as Future5, Future6, or Daily Lock Income Benefit. If we elect to aggregate Contracts, we will reset Lifetime Benefit Payments, partial Surrenders and Transfer Limits across aggregated Contracts. We will also reset the date we set these values to operate on a Calendar Year anniversary basis (i.e., January 1 Contract Anniversary) in lieu of multiple Contract Anniversaries.

OTHER INFORMATION

The riders may not be appropriate for all investors. Several factors, among others, should be considered:

- Please see the Optional Rider Comparison chart in Appendix E for a summary of the differences between all optional riders.

- Your participation in the Personal Protection Portfolio models end when the Future6 rider terminates. You must provide us with re-allocation instructions at that time. We will contact you and your Financial Intermediary in writing and/or via telephone to seek instructions to re-allocate your Contract Value outside of the Personal Protection Portfolio and Hartford Portfolio Diversifier HLS Fund. You may not independently invest in the Hartford Portfolio Diversifier HLS Fund.

- If you also invest in the Personal Pension Account, transfers to the Personal Pension Account in excess of the Transfer Limit will end the Deferral Bonus Period and the Deferral Bonus Base will be zero.

- The benefits under either rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

-   The Fixed Accumulation Feature is not available if you have elected Future6.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these benefits.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of either rider or if you commence taking Threshold Payments prior to your Lifetime Income Eligibility Date. Withdrawals taken prior to the Lifetime Income Eligibility Date (Threshold Payments) are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish lifetime benefits.

- The determination of the relevant Covered Life is established by us and is critical to the determination of many important benefits such as the Withdrawal Percentage used to set Lifetime Benefit Payments and the Transfer Limit.

-   We may withdraw either rider for new Contract sales at any time.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life.

50

-------------------------------------------------------------------------------

- Annuity payout options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE AUTOMATIC INCOME PROGRAM IF YOUR LIFETIME BENEFIT PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR AUTOMATIC INCOME PROGRAM TO MAKE LIFETIME BENEFIT PAYMENTS AND YOUR ELIGIBLE LIFETIME BENEFIT PAYMENT INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR AUTOMATIC INCOME PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

- The purchase of these riders may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax advisor or investment professional to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- Future6 is referred to as Guaranteed Minimum Withdrawal Benefit Plus in your Contract. Future5 is referred to as Guaranteed Minimum Withdrawal Benefit in your Contract.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.

B. DAILY LOCK INCOME BENEFIT

OBJECTIVE

The objective of the rider is to provide longevity protection in the forms of lifetime payments that may periodically increase based on the daily performance of your Contract or Deferral Bonuses.

Please consider the following prior to electing the rider:

- The rider has investment restrictions. Violation of the investment restrictions may result in termination of the rider.

- Threshold Payments, partial Surrenders above a Lifetime Benefit Payment and transfers to the Personal Pension Account will reduce the rider's benefit, as described below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The rider provides an opportunity to receive withdrawals in the form of either Threshold Payments prior to the Lifetime Income Eligibility Date or Lifetime Benefit Payments until either the first Covered Life (Single Life Option) or last Covered Life (Joint/Spousal Option) dies. Withdrawals taken prior to the relevant Covered Life's Lifetime Income Eligibility Date are called Threshold Payments and withdrawals thereafter are called Lifetime Benefit Payments.

WHEN CAN YOU BUY THE RIDER?


The Daily Lock Income Benefit rider is no longer available for purchase (including adding it to existing Contracts).


This rider may not be available in all states or through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or by us. We reserve the right to withdraw this rider at any time without notice. The maximum age on any Owner or Annuitant when electing this rider is 80.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying the rider precludes you from electing the Safety Plus, Future5 and Future6 riders.

If you elect the rider, you may not elect Personal Pension Account Transfer Programs Investment Gains, Income Path Options or the DCA Interest/Earnings Program. Please see Section 4.a. Personal Pension Account Transfer Programs.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The rider has a current charge and maximum rider charge and both are based on your Payment Base. The charge will vary based on whether you elect the rider on a Single or Joint/spousal basis. We will deduct the rider charge on each Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A MARKET INCREASE OR A DEFERRAL

-------------------------------------------------------------------------------

BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Payment Base immediately prior to such termination, or full Surrender. We may also reset the rider charge upon Spousal Contract continuation or a Covered Life change.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes. The benefit bases used to set Threshold Payments or Lifetime Benefit Payments (Payment Base) and the Deferral Bonus (Deferral Bonus Base) will fluctuate.

-   PAYMENT BASE

Your initial Payment Base and Anniversary Payment Base are equal to your initial Premium Payment (without deduction of sales charges, if any). Your Payment Base will fluctuate based on Market Increases; Deferral Bonuses, or subsequent Premium Payments, partial Surrenders, or transfers to or from the Personal Pension Account.

IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE PAYMENT BASE WILL BE BASED ON THE CONTRACT VALUE ON THE DATE THE RIDER IS EFFECTIVE. THIS MAY BE LESS THAN YOUR INITIAL PREMIUM PAYMENT OR CONTRACT VALUE ON ANY DAY PRIOR TO YOUR RIDER EFFECTIVE DATE.

On each Valuation Day other than your Contract Anniversary, the Payment Base will be reset to equal the greater of Contract Value as of that day or the Payment Base as of the prior Valuation Day (this event is referred to as your Market Increase). On your Contract Anniversary, the Payment Base will be reset to equal the greatest of A, B, or C where:

A   =   Payment Base as of the prior Valuation Day
B   =   Contract Value prior to the deduction of the rider charge (minus any
        Premium Based Charge, if applicable)
C   =   Anniversary Payment Base as of the prior Valuation Day plus any applicable Deferral Bonus during the Deferral Bonus Period.

Your Anniversary Payment Base may be reset each Contract Anniversary to equal the greater of the Payment Base or the Anniversary Payment Base as of the prior Valuation Day. The Anniversary Payment Base includes any applicable Deferral Bonus (the amount added to your Payment Base during the Deferral Bonus Period if a Market Increase does not occur). We reserve the right to impose a daily Payment Base Cap. We do not currently enforce a daily Payment Base Cap. Your Payment Base and Anniversary Payment Base will not be adjusted to reflect any Market Increases on or after any Owner's or the Covered Life's 90th birthday.

Please refer to Daily Lock Income Benefit Examples 1 and 2 in Appendix A for an illustration of ways that your Payment Base may increase based on a Market Increase or Deferral Bonus.

Subsequent Premium Payments increase your Payment Base, Anniversary Payment Base and Contract Value by the dollar amount of that Premium Payment. Deposits into the Personal Pension Account do not increase your Payment Base.

Partial Surrenders reduce your Payment Base and Anniversary Payment Base in different ways depending on whether they are taken before or after your Lifetime Income Eligibility Date and whether they exceed the applicable limit (either the Threshold Payment or an annual Lifetime Benefit Payment).

- PARTIAL SURRENDERS PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE. If cumulative partial Surrenders taken during any Contract Year are equal to, or less than, the Threshold Payment, then the cumulative partial Surrender will reduce the Payment Base and Anniversary Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders are greater than the Threshold Payment, then we will reduce the Payment Base and Anniversary Payment Base on a (i) dollar-for-dollar basis up to the Threshold Payment, and (ii) proportionate basis for the amount in excess of the Threshold Payment. If your Contract Value is less than your Payment Base and Anniversary Payment Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

- PARTIAL SURRENDERS AFTER THE LIFETIME INCOME ELIGIBILITY DATE. If cumulative partial Surrenders taken during any Contract Year are (i) equal to or less than the Lifetime Benefit Payment, or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD requirements, then the cumulative partial Surrender will not reduce the Payment Base or Anniversary Payment Base. Any partial Surrenders that exceed the Lifetime Benefit Payment (provided that the RMD exception above does not apply), will reduce the Payment Base and Anniversary Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment. If your Contract Value is less than your Payment Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis. See Daily Lock Income Benefit Examples 3 and 4 in Appendix A for an illustration of this calculation.

Partial Surrenders taken during any Contract Year that cumulatively exceed the AWA, but do not exceed an annual Threshold Payment or Lifetime Benefit Payment, as the case may be, will be free of any applicable CDSC.

52

-------------------------------------------------------------------------------

Transfers of Contract Value to the Personal Pension Account will also reduce your Payment Base on a dollar-for-dollar basis if they are less than the Transfer Limit and proportionally for any cumulative transfers above the Transfer Limit. The Daily Lock Income Benefit Transfer Limit will equal your applicable Withdrawal Percentage multiplied by your then current Payment Base. Please see Daily Lock Income Benefit Examples 3 and 4 in Appendix A for an illustration of this calculation.

The Maximum Anniversary Value V, Return of Premium V, Maximum Daily Value and Legacy Lock riders each have their own Transfer Limit, which may be a different amount that the Transfer Limit imposed by Daily Lock Income Benefit. If there is a conflict, then the Transfer Limit of Daily Lock Income Benefit prevails. Please refer to Daily Lock Income Benefit Examples 3 and 4 in Appendix A for an illustration of partial Surrenders and the Transfer Limit.

Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this limit will not be included for any benefits under the rider.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Payment Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the possible termination of Market Increases, Deferral Bonuses and Withdrawal Percentage increases associated with declining rider charge increases.

DEFERRAL BONUS BASE

If you elect this rider when the Contract is issued, your Deferral Bonus Base is equal to your initial Premium Payment and any subsequent Premium Payments made during your first Contract Year (without deduction of sales charges, if any). Thereafter, your Deferral Bonus Base will be reset on each Contract Anniversary to the greater of the Payment Base when a Market Increase occurs, or the Deferral Bonus Base on the Valuation Day prior to each Contract Anniversary during an effective Deferral Bonus Period.

On each Contract Anniversary during the Deferral Bonus Period, we may apply a Deferral Bonus to your Payment Base. You will not receive a Deferral Bonus if your Market Increase (as of the date of your Contract Anniversary) is greater than or equal to your Deferral Bonus Base multiplied by the Deferral Bonus. The Deferral Bonus for Daily Lock Income Benefit is 6%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base as of the Valuation Day prior to each Contract Anniversary during an effective Deferral Bonus Period.

IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED THE DEFERRAL BONUS BASE IS EQUAL TO YOUR CONTRACT VALUE ON THE DATE THE RIDER IS EFFECTIVE. CONTRACT VALUE AND PREMIUM PAYMENTS PRIOR TO THE ELECTION OF THE RIDER (AS WELL AS THOSE VALUES THAT WOULD HAVE BEEN USED TO SET THE DEFERRAL BONUS BASE HAD THIS RIDER BEEN ELECTED UPON CONTRACT ISSUANCE), WILL BE DISREGARDED.

THE DEFERRAL BONUS PERIOD WILL CEASE UPON THE EARLIER OF THE TENTH CONTRACT ANNIVERSARY FOLLOWING THE RIDER EFFECTIVE DATE, WHEN YOU TAKE ANY PARTIAL SURRENDER, OR IF A TRANSFER IS MADE TO THE PERSONAL PENSION ACCOUNT THAT IS IN EXCESS OF THE DAILY LOCK INCOME BENEFIT TRANSFER LIMIT.

During the Deferral Bonus Period, subsequent Premium Payments or transfers from the Personal Pension Account will increase your Deferral Bonus Base by the dollar amount of the Premium Payment or transfer.

Transfers to the Personal Pension Account during each Contract Year during an effective Deferral Bonus Period that are equal to or less than the Transfer Limit will reduce your Deferral Bonus Base on a dollar-for-dollar basis. Cumulative transfers to the Personal Pension Account during each Contract Year during an effective Deferral Bonus Period that are greater than the rider Transfer Limit will cause the Deferral Bonus Period to end and the Deferral Bonus Base will permanently be set to zero. Transfers or Surrenders due to a divorce settlement will end the Deferral Bonus Period and the Deferral Bonus Base will be set to zero.

Please refer to Daily Lock Income Benefit Examples 3 and 4 in Appendix A for an illustration of a Deferral Bonus being applied to increase a Payment Base and when a transfer ends the Deferral Bonus Period.

Your Deferral Bonus Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Deferral Bonus Base above this limit will not be included for any benefits under the rider.

Please refer to the section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE (THRESHOLD PAYMENTS) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE PAYMENT BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS.

Threshold Payments or Lifetime Benefit Payments are calculated by multiplying your Payment Base by the applicable Withdrawal Percentage. The Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first partial Surrender.

-------------------------------------------------------------------------------

Prior to your first Partial Surrender, your Lifetime Benefit Payment is set daily and is equal to your applicable Withdrawal Percentage multiplied by your then current Payment Base. Thereafter, your Lifetime Benefit Payment and your Transfer Limit may reset on any of the following events:

a)  Contract Anniversary;

b) Market Increase on or after a birthday when the Covered Life has attained an age that results in a new age band;

c)  A subsequent Premium Payment;

d)  A Transfer to or from the Personal Pension Account;

e)  A partial Surrender that exceeds the Lifetime Benefit Payment; or

f)   A change in the Annuitant or Spousal Continuation.

The applicable Withdrawal Percentages are as follows:

                           WITHDRAWAL
        AGE BANDS          PERCENTAGE
-------------------------------------
 [LESS THAN]59 1/2 - 64       4.0%
         65 - 84              5.0%
           85+                6.0%

- Except as provided below, the Withdrawal Percentage will be based on the chronological age of the relevant Covered Life at the time of the first partial Surrender. If a partial Surrender HAS NOT been taken, your new Withdrawal Percentage will be effective on the next birthday that brought the relevant Covered Life into a new Withdrawal Percentage age band; or

- If a partial Surrender HAS been taken, the Withdrawal Percentage will be locked at the time of the partial Surrender. Once the relevant Covered Life enters the new age band, the Withdrawal Percentage will unlock at the next Contract Anniversary only if there has been any Market Increase. In the event that there is a Deferral Bonus credited and not a Market Increase, the Withdrawal Percentage will remain locked.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the rider?" for the effect of partial Surrenders and transfers to and from the Personal Pension Account. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not your Payment Base, Deferral Bonus Base and any future Threshold Payments or Lifetime Benefit Payments.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount rule (equal to the greater of the Contract minimum amount rule described in section 4.c or one Lifetime Benefit Payment) as a result of investment performance, or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below this minimum amount rule, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

- You must Transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual rights to reallocate these sums to the money market Sub-Account;

-   Threshold Payments will cease;

-   Lifetime Benefit Payments will continue;

-   Market Increases and Deferral Bonuses, if applicable, will no longer apply;

- All other privileges under the rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated and the rider will terminate.

54

-------------------------------------------------------------------------------

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as the rider is affected only by changes to the Covered Life, only those changes are discussed below. Generally, the Covered Life cannot be changed.

If you have elected the Single Life Option, the following provisions apply:

If the Contingent Annuitant assumes the role of the Covered Life upon the Annuitant's death, or we reserve the right to allow a one-time change in the Covered Life due to divorce and choose to exercise this right, the following rules apply:

    1. If the age of the Covered Life on the effective Valuation Day of the Covered Life change is greater than 81, we will terminate this rider. The rider charge will be assessed on the termination date, and will no longer be assessed thereafter.

    2. If the age of the Covered Life on the effective Valuation Day of the Covered Life change is less than or equal age 81, the following options apply:

       a) Covered Life changes within the first six months from the rider effective date will have no impact on the Payment Base, the Anniversary Payment Base or the Deferral Bonus Base. Rider benefits, Withdrawal Percentage, and Transfer Limit will be recalculated using the Covered Life's age on the effective Valuation Day of the Covered Life change.

       b) Covered Life changes after the first six months from the rider effective date will cause a recalculation of the rider provisions as follows:

              (i) If this rider is not currently available for sale, we will terminate this rider. The rider charge will be assessed on the termination date, and will no longer be assessed thereafter.

              (ii) If this rider is currently available for sale, we will continue the rider at the rider charge that is then currently being assessed for new issues and reset the benefit values as follows:

                - The Payment Base and Anniversary Payment Base will be recalculated to the lesser of the Contract Value or the applicable value on the effective Valuation Day of the Covered Life change.

                - The Deferral Bonus Base will be recalculated to the lesser of the Contract Value or the Deferral Bonus Base on the effective Valuation Day of the Covered Life change, if applicable. If the Deferral Bonus Period had ended prior to the Covered Life change, the Deferral Bonus feature will not be reinstated.

                - Rider benefits, the Transfer Limit, if applicable, and the Withdrawal Percentage will be recalculated on the date of the Annuitant change based on the Covered Life's attained age on the effective Valuation Day of the change. Rider benefits, and Transfer Limit, if applicable, will be equal to the Payment Base as of the effective Valuation Date of the Covered Life change multiplied by the Withdrawal Percent.

If you have elected the Joint/Spousal Option, the following provisions apply:

You may only name the Covered Life's Spouse as Contingent Annuitant. If the Covered Life's Spouse assumes the role of the Covered Life as the result of being the Contingent Annuitant at the time of the Covered Life's death, the benefits of this rider will continue uninterrupted until the death of the surviving Spouse.

We reserve the right to allow a one-time Covered Life changes in the event of a divorce between the Covered Life and the Covered Life's Spouse, provided that no Owner or Covered Life is older than 80. In such case, the following rules apply:

    a) If partial Surrender(s) have not been made, you may remove the former Spouse as an Annuitant, and replace such Spouse with the new Spouse, if applicable. Upon making this change, the Covered Life will be reset as of the date of such change, and there will be no impact to the Payment Base and Deferral Bonus Base. The Withdrawal Percentage will be based on the youngest Covered Life.

    b) If partial Surrender(s) have been made, then you may remove the former Spouse as an Annuitant. Upon making this change, the Covered Life will be reset as of the date of such change, and there will be no impact to the Payment Base and Deferral Bonus Base. The Withdrawal Percentage will be based on the remaining Annuitant. Rider benefits and the Transfer Limit, if applicable will be recalculated as of the date of the Covered Life change. You will not be permitted to replace the removed Spouse with a new Spouse. The rider will terminate upon the death of the remaining Covered Life.

    c) The rider charge will not be affected by a change to the Covered Life if you have elected the Joint/Spousal Option.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Contract and the rider are continued as described below, we will continue the rider with respect to all Lifetime

-------------------------------------------------------------------------------

Withdrawal Benefits at the charge that is currently being assessed for the sale of new Contracts at the time of continuation. The Covered Life will be re-determined on the date of Spousal Contract continuation.

If the new Covered Life is younger than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base, Anniversary Payment Base and Deferral Bonus Base will be set equal to the Contract Value, the Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. The Deferral Bonus Period will not be reset but will continue, if applicable, uninterrupted. If the new Covered Life is equal to or older than the maximum rider age at the time of the Spousal Contract continuation, the rider will terminate and the rider charge will no longer be assessed.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the rider and the rider charge will no longer be assessed.

-   Joint/Spousal Option:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Anniversary Payment Base will be equal to the greater of Contract Value or the Anniversary Payment Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

- The Lifetime Benefit Payment, Threshold Payment, and Transfer Limit will be recalculated; and

- The Withdrawal Percentage will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Payment Base. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum amount rule then in effect.

SINGLE LIFE OPTION:

If you have elected the Single Life Option, you may choose a Life Annuity (Annuity Payout Option One). The lifetime portion will be based on the relevant Covered Life determined at the Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and Joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, you may choose a Joint and Last Survivor Life Annuity (Annuity Payout Option Four). If only one Spouse is alive, we will issue a Life Annuity (Annuity Payout Option
One). The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. If only one Spouse is alive, we will issue a Life Annuity (Option One) based on the surviving relevant Covered Life.

56

-------------------------------------------------------------------------------

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the death of the last surviving Annuitant.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and other investment program(s) approved and designated by us. As of the date of this prospectus, you must invest in the Personal Protection Portfolio asset allocation models listed in Appendix D. These models rebalance monthly.

We may prospectively modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while this rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. We will give you advance notice of these changes. These changes will not be applied with respect to then existing investments. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4(a) for more information regarding the potential impact of fund mergers and liquidations with respect to then existing investments within an asset allocation model.

EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT REQUIREMENT OR RESTRICTION WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US, FOR VIOLATION OF APPLICABLE INVESTMENT REQUIREMENTS OR RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER. IN THE EVENT OF A CONFLICT BETWEEN THE INVESTMENT REQUIREMENTS AND RESTRICTIONS OF THE RIDER AND THOSE IMPOSED BY ANY OTHER GUARANTEED MINIMUM DEATH BENEFIT RIDER, THE INVESTMENT REQUIREMENTS AND RESTRICTIONS OF THE RIDER SHALL PREVAIL.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, transfer Contract Value into the Personal Pension Account or change ownership. Upon reinstatement, your Guaranteed Accumulation Benefit will be reset at the lower of the Guaranteed Accumulation Benefit prior to the termination or Contract Value as of the date of reinstatement.

Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. The Personal Protection Portfolios and particularly, the requirement to maintain 50% of your Contract Value in Hartford Portfolio Diversifier HLS Fund within these models, may reduce overall Contract Value volatility and mitigate our guarantee obligations by potentially reducing investment returns that you might have received during favorable market conditions. It may therefore be reasonably assumed, that if equity markets perform well while you have the rider, aggregate positive performance results associated the Personal Protection Portfolios will be lower than the performance results of the overall market. Conversely, if equity markets perform poorly, you may benefit from, among other things, the potential Contract Value preservation and comparatively lower fees associated the Personal Protection Portfolios.

Hartford Portfolio Diversifier HLS Fund has been designed to provide performance results that generally are negatively correlated to the performance of other Funds within the Personal Protection Portfolios (i.e., the Fund will tend to perform well when those other Funds are performing poorly, but relatively poorly when those other Funds are performing well). In fact, the Fund's investments are based on data about your and other contract holders' allocations to the other Funds within the Personal Protection Portfolios.

We will rebalance your investments within asset allocation models on a monthly basis. For instance, when markets perform poorly, it is anticipated that the value of the Hartford Portfolio Diversifier HLS Fund will increase in relation to other Funds within the Personal Protection Portfolios and thus investments within that Fund will be proportionately reallocated among other Funds within the Personal Protection Portfolios chosen. Likewise, when markets perform well, it is anticipated that the value of the other Funds within the Personal Protection Portfolios will increase in relation to the Hartford Portfolio Diversifier Fund and thus investments within those other Funds will be proportionately reduced and reallocated into the Hartford Portfolio Diversifier Fund.

-------------------------------------------------------------------------------

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. In addition, we will not accept any subsequent Premium Payments in excess of $100,000 in the aggregate while the rider is in effect without our prior approval. This restriction is not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base, Deferral Bonus Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us when you have elected any similar optional withdrawal benefit rider. We will not aggregate Contracts with dissimilar optional riders such as a Contract with an optional guaranteed minimum accumulation benefit such as Safety Plus with a contract with a guaranteed lifetime withdrawal benefit such as Daily Lock Income Benefit. If we elect to aggregate Contracts, we will reset Lifetime Benefit Payments, partial Surrenders and Transfer Limits across aggregated Contracts. We will also reset the date we set these values to operate on a Calendar Year anniversary basis (i.e., January 1 Contract Anniversary) in lieu of multiple Contract Anniversaries.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR ALL BENEFITS WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- Please see the Optional Rider Comparison chart in Appendix E for a summary of the differences between all optional riders.

- Your participation in the Personal Protection Portfolio models end when the Daily Lock Income Benefit rider terminates. You must provide us with re-allocation instructions at that time. We will contact you and your Financial Intermediary in writing and/or via telephone to seek instructions to re-allocate your Contract Value outside of the Personal Protection Portfolio and Hartford Portfolio Diversifier HLS Fund. You may not independently invest in the Hartford Portfolio Diversifier HLS Fund.

- If you also invest in the Personal Pension Account, transfers to the Personal Pension Account in excess of the Transfer Limit will end the Deferral Bonus Period and the Deferral Bonus Base will be zero.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- The Fixed Accumulation Feature is not available if you have elected Daily Lock Income Benefit.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

- Even though the rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of the rider or if you commence taking Threshold Payments prior to your Lifetime Income Eligibility Date. Withdrawals taken prior to the Lifetime Income Eligibility Date (Threshold Payments) are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish lifetime benefits.

-   We may withdraw the rider for new Contract sales at any time.

- When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in the optional rider is dependent upon its availability at the time of death of the first Covered Life.

- Annuity payout options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE AUTOMATIC INCOME PROGRAM IF YOUR LIFETIME BENEFIT PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR AUTOMATIC INCOME PROGRAM TO MAKE LIFETIME BENEFIT PAYMENTS AND YOUR ELIGIBLE LIFETIME BENEFIT PAYMENT INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR AUTOMATIC INCOME PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

58

-------------------------------------------------------------------------------

- The purchase of these riders may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax advisor or investment professional to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- Daily Lock Income Benefit is referred to as Guaranteed Minimum Withdrawal Benefit Plus Rider M in your Contract.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.

C. PERSONAL PENSION ACCOUNT

INTERESTS IN THE PERSONAL PENSION ACCOUNT ARE NOT REGISTERED UNDER THE 1933 ACT AND THE PERSONAL PENSION ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE PERSONAL PENSION ACCOUNT NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURES REGARDING THE PERSONAL PENSION ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE PERSONAL PENSION ACCOUNT IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE PERSONAL PENSION ACCOUNT IS CURRENTLY AVAILABLE TO IRA, ROTH IRA, SEP AND NON-QUALIFIED PLAN TYPES. THE PERSONAL PENSION ACCOUNT MAY NOT BE AVAILABLE TO ALL TYPES OF OWNERSHIP ARRANGEMENTS, OR IN ALL STATES.

OBJECTIVE

The objective of the rider is to provide a fixed rate of growth on investments and longevity protection through the certainty of predetermined lifetime payouts during the Guarantee Window and a death benefit. Withdrawals from the Personal Pension Account may be subject to commutation, please see below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The Personal Pension Account bears some similarities to a Fixed Accumulation Feature where you may also receive a fixed interest rate investment return. In this regard, the Personal Pension Account is an alternative to the uncertainty of investing in Funds when your return depends on the investment performance of the Funds you select. However, the Personal Pension Account operates very differently than the Fixed Accumulation Feature. The Fixed Accumulation Feature is designed to serve as a conventional accumulation-oriented investment; you put money in to build up your investment, and you can then withdraw money to meet financial needs as they arise. You can also transfer some or all of your investment to the Funds or the Personal Pension Account, and your beneficiaries receive a Death Benefit if you die. The Personal Pension Account is designed to serve a different purpose; it has features and guarantees that you can use to design your own personal pension plan to provide guaranteed life-long income payouts without having to use Funds or Fixed Accumulation Feature for that purpose. You will know at the time of each Personal Pension Account Contribution what you can expect in terms of guaranteed Payout Purchase Rates (provided that Personal Pension Account Payouts are commenced during your Guarantee Window). Crediting rates (which reduce over time bands) are also available at or prior to each Personal Pension Account Contribution. While you can also use the Fixed Accumulation Feature to take systematic withdrawals or Annuity Payouts, the amount of those income payments is not guaranteed in advance.

Why would you invest in the Fixed Accumulation Feature if the Personal Pension Account rider gives you guaranteed Payout Purchase Rates and more flexibility structuring payouts? In order to give you the guarantees and income payment flexibility, we had to place significant restrictions on how much you can transfer out of the Personal Pension Account in any year as well as on your ability to receive lump sum payments. Instead of SURRENDERING part or all of the amounts you have built up in the Personal Pension Account, you can get a lump sum payment only by specifying some or all of the payouts you are receiving, and then COMMUTING them into a lump sum. When you commute your Personal Pension Account, you may end up getting less than you would have if you invested in the Fixed Accumulation Feature or Funds. This is the tradeoff you have to accept in return for getting the additional flexibility and guarantees that let you design your own personal pension plan.

The Personal Pension Account also bears many similarities to guaranteed minimum withdrawal benefits such as Future5 and Future6. Generally speaking, however, the Personal Pension Account may better satisfy a long-term investor's need for the present certainty of future lifetime payouts (subject to limitations) than is otherwise available to those electing a guaranteed minimum withdrawal benefit.

WHEN CAN YOU ELECT THE RIDER?

You may elect to invest in the rider at any time. Except as noted below (see Other Considerations below), the minimum initial Personal Pension Account Contribution is $10,000 and failure to maintain a minimum Accumulation Balance of $5,000 will result in premature commencement of Personal Pension Account Payouts. Subsequent Premium Payments can be made into Funds and/or the Fixed Accumulation Feature before or after Personal Pension Account Payouts have begun (if received before your Annuity Commencement Date).

-------------------------------------------------------------------------------

We may close the Personal Pension Account to new Personal Pension Account Contributions at any time without notice. We may also make the Personal Pension Account available only through enrollment in one or more investment Programs that we establish.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

We do not charge a separate rider fee for the Personal Pension Account. Our expenses associated with offering this rider are factored into Credited Interest Rates and Payout Purchase Rates.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes. You invest in the Personal Pension Account through Personal Pension Account Contributions. Your first Personal Pension Account Contribution becomes your initial Benefit Balance. The Benefit Balance will be increased by the amount of each subsequent Personal Pension Account Contribution, transfers into the Personal Pension Account from the Fixed Accumulation Feature and Funds, and, credited interest. Unlike the Fixed Accumulation Feature, the Benefit Balance is not indicative of what you would receive as a lump sum.

Prior to the start of Personal Pension Account Payouts, the Accumulation Balance equals your Benefit Balance. Once you start taking Personal Pension Account Payouts, your Benefit Balance is divided into an Accumulation Balance and Annuity Payout Value. Annuity Payout Value refers to the sums used to fund your Personal Pension Account Payouts and anything remaining is referred to as your Accumulation Balance. Because you may convert all or any portion of your Accumulation Balance into Personal Pension Account Payouts at different times, you may have more than one Annuity Payout Value.

We will credit interest to your Accumulation Balance at a minimum rate of 1.5% for so long as you have an investment in the Personal Pension Account. We may apply a Credited Interest Rate that is higher than this minimum interest rate. Different Credited Interest Rates may apply during the course of your investment in the Personal Pension Account. Credited Interest Rates may also vary based on contract variation, Annuity Payout Option, and your gender.

We may prospectively set new Credited Interest Rates and time periods over which such Credited Interest Rate(s) shall apply to new Personal Pension Account Contributions. This means that portions of your Accumulation Balance may earn interest at different Credited Interest Rates. See Personal Pension Account Examples 1, 2 and 4 in Appendix A for an illustration of how different Credited Interest Rates may apply during the term of your Contract.

We will confirm your Credited Interest Rate schedule with each Personal Pension Account Contribution. There is no specific formula for determining Credited Interest Rates and no assurances are offered as to future Credited Interest Rates and their applicability to your Contract. Some of the factors that we may consider in determining Credited Interest Rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match these or our general liabilities and anticipated yields on our General Account investments, regulatory and tax requirements, mortality risks, and competitive factors. We expect to make a profit in setting Credited Interest Rates.

We will account for any Personal Pension Account Contributions, Personal Pension Account Payouts, interest, and deductions separately and on a first-in, first-out basis for the purposes of determining which Credited Interest Rates are associated with each Personal Pension Account Contribution.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWALS FOR YOUR LIFETIME?

Yes. You may tell us to start paying you Annuity Payouts called Personal Pension Account Payouts at any time or at different times until your Annuity Commencement Date. There is a thirty day waiting period for your first Personal Pension Account Payout following each Personal Pension Account Start Date.

Your ability to receive lump sum payments from the Personal Pension Account is limited. You do not withdraw any part of your Benefit Balance in the same way that you can Surrender your Contract Value from Funds or the Fixed Accumulation Feature. Rather, you must convert Accumulation Balance into an Annuity Payout Value that is then used to set your Personal Pension Account Payouts. In contrast, you may Surrender any or all of your Contract Value without affecting your Annuity Payout Value and may commute any or all of your Annuity Payout Value without affecting your Contract Value. You may terminate your Contract by
(a) fully Surrendering all of your Contract Value in the Funds and Fixed Accumulation Feature; and (b) commuting your Annuity Payout Value in your Personal Pension Account thereby giving up your right to future Personal Pension Account Payouts. This may subject your Annuity Payout Value to a CDSC, if applicable, if the amount commuted is in excess of your AWA. Please see CDSC Example 6 in Appendix A-7 for an illustration of how the CDSC is calculated for commutation. The amount ultimately received as a consequence of your investment in the Personal Pension Account is not predictable because of the uncertainty of factors such as how long you have invested in the Personal Pension Account, Credited Interest Rates in effect at the time of investment, the discount rate used for commutation, and how long you receive lifetime Personal Pension Account Payouts.

60

-------------------------------------------------------------------------------

We reserve the right to require that you own your Contract for at least six months before you start receiving Personal Pension Account Payouts. For qualified Contracts, we reserve the right to require that you start taking Personal Pension Account Payouts no later than when the Annuitant turns age 70 1/2.

Personal Pension Account Payouts received prior to the Annuity Commencement Date are considered to be partial annuitizations under the Code. You will automatically start receiving Personal Pension Account Payouts on your Annuity Commencement Date. Personal Pension Account Payouts will be paid in the manner described in Annuity Payout Option Two or Eight under the heading "When do your Annuity Payouts begin?" in Section 4.d Annuity Payouts.

We will calculate the amount of your Personal Pension Account Payouts by applying the applicable Payout Purchase Rate to your Accumulation Balance. We will provide you with guaranteed Payout Purchase Rates corresponding with your Guarantee Window each time that you make a Personal Pension Account Contribution. Payout Purchase Rates are set at our discretion. Minimum guaranteed Payout Purchase Rates are described in your Contract. Payout Purchase Rates may vary based on Contract share class, gender and the Annuity Payout Option selected. There is no specific formula for determining Payout Purchase Rates and, except as specifically provided below, there is no assurance as to future Payout Purchase Rates. Some of the factors that we may consider in determining Payout Purchase Rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our General Account investments, regulatory and tax requirements, and competitive factors and mortality tables (including age and gender factors). We expect to make a profit in setting Payout Purchase Rates.

When you first make a Personal Pension Account Contribution, you will be required to choose a Target Income Age at which Personal Pension Account Payouts are likely to begin. The Target Income Age cannot exceed twenty years from the oldest Annuitant's age (Single Life Option) or the oldest Spouse (Joint Life Option) at the time of investment or age 80, whichever shall first occur. A single Target Income Age will apply to your Contract irrespective of the number of subsequent Personal Pension Account Contributions you may make in the future. Except as provided under Annuity Payout Options Two and Eight, the Target Income Age cannot be changed.

We will use guaranteed Payout Purchase Rates to calculate Personal Pension Account Payouts if you commence taking Personal Pension Account Payouts during the timeframe that begins three years prior to the Target Income Age and ends three years after the Target Income Age (this seven year period is referred to as the Guarantee Window). IN THE EVENT THAT YOU DO NOT ESTABLISH A TARGET INCOME AGE THAT IS AT LEAST THREE YEARS FROM YOUR CURRENT AGE WHEN YOU MAKE YOUR FIRST PERSONAL PENSION ACCOUNT CONTRIBUTION, WE WILL AUTOMATICALLY RESET YOUR TARGET INCOME AGE TO SUCH DATE AND ADJUST YOUR GUARANTEE WINDOW ACCORDINGLY, SUBJECT TO THE MAXIMUM TARGET INCOME AGE LIMITATIONS STATED ABOVE. If you elect Annuity Payout Option Eight, we will establish Payout Purchase Rates by deducting the age of the youngest Annuitant from the age of the oldest Annuitant as of the date of your initial Personal Pension Account Contribution. This differential in ages (rounded up to a full year) will also be used for establishing Payout Purchase Rates for any subsequent Personal Pension Account Contributions regardless of when during each calendar year they are made.

If you commence taking Personal Pension Account Payouts at any time outside of the Guarantee Window, then we will calculate your Personal Pension Account Payouts using the lower of (x) then current Payout Purchase Rates or (y) the maximum Payout Purchase Rate applicable at the time of each Contribution that corresponds to the actual time deferred; but, in no event will the Payout Purchase Rate be less than (z) the minimum guaranteed payout specified in your Contract. THE AMOUNT OF THESE PERSONAL PENSION ACCOUNT PAYOUTS TAKEN OUTSIDE OF YOUR GUARANTEE WINDOW ARE NOT GUARANTEED. The existence of guaranteed Payout Purchase Rates, among other things, distinguishes the Personal Pension Account from the way we treat annuitization of your Contract Value and investments in the Fixed Accumulation Feature at the end of the accumulation phase of your Contract. See Personal Pension Account Examples 1 and 4 in Appendix A for an illustration of Personal Pension Account Payouts during the Guarantee Window.

Personal Pension Account Payouts are not cumulative and may not be advanced, commuted or accelerated, except as explicitly stated in this prospectus. Subject to applicable state insurance law, the Personal Pension Account does not establish a cash Surrender benefit.

Personal Pension Account Payouts will generally terminate upon receipt of due proof of death of the Owner, joint Owner, Annuitant, or Joint Annuitant (if applicable), depending on the Annuity Payout Option then in effect. Please refer to the Annuity Payouts section for more information regarding the cessation of Personal Pension Account Payouts based on the death of an Owner, Annuitant or Joint Annuitant, as applicable, and how these events vary depending upon whether transpiring before or after the Annuity Commencement Date.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. The Personal Pension Account includes a Death Benefit that is initially equal to your Benefit Balance. Your Personal Pension Account Death Benefit increases as a result of additional Personal Pension Account Contributions, transfers into the Personal Pension

-------------------------------------------------------------------------------

Account, and credited interest. YOUR PERSONAL PENSION ACCOUNT DEATH BENEFIT DECREASES AS YOU TAKE PERSONAL PENSION ACCOUNT PAYOUTS. YOUR PERSONAL PENSION ACCOUNT DEATH BENEFIT ALSO DECREASES UPON COMMUTATION OF YOUR ANNUITY PAYOUT VALUE AND MAY BE ELIMINATED OVER TIME. Benefit Balance transfers to Funds and/or the Fixed Accumulation Feature also decrease your Personal Pension Account Death Benefit but because these amounts are converted into Contract Value, they become part of the standard Death Benefit and/or an optional Death Benefit then in effect. The method of payment of the Death Benefit will be subject to the restrictions described in Section 5.a Standard Death Benefit. Personal Pension Account Death Benefits are not subject to commutation or CDSCs, if applicable.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No. The Personal Pension Account Death Benefit supplements the Standard Death Benefit or any optional Death Benefit then in effect.

CAN YOU REVOKE THE RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

LUMP SUM PAYMENTS - You may commute any or all of your Annuity Payout Value to get a lump sum payment from the Personal Pension Account. You must therefore initiate Personal Pension Account Payouts to commute your Annuity Payout Value.

We compute your Personal Pension Account Commuted Value by first calculating the number of Personal Pension Account Payouts (corresponding to the Annuity Payout Value that you seek to commute) that when added together will equal the amount of your commutation request. We then compute the time period over which each Annuity Payout Value would have otherwise been paid. This time period is called the Guaranteed Payout Duration. We then use a present value formula to compute the lump sum payable to you using the discount rate then in effect. Please see "What is the Commuted Value?" in Section 4.c Surrenders and Personal Pension Account Examples 4a and 4b in Appendix A for more information about how Guaranteed Payout Duration is determined.

Personal Pension Account Payouts based on the remaining, non-commuted portion of your Annuity Payout Value will resume after the Guaranteed Payout Duration based on the same frequency established on your original Personal Pension Account Start Date provided that Personal Pension Account Payouts have not been terminated based on a death event pursuant to the relevant Annuity Payout Option.

YOUR COMMUTED VALUE MAY BE SIGNIFICANTLY LESS THAN YOUR ANNUITY PAYOUT VALUE. This is because your Commuted Value depends on a number of factors, including charges to interest rates since each contribution, how long you have invested in the Personal Pension Account and how long Personal Pension Account Payouts are payable pursuant to the relevant Annuity Payout Option. Please refer to "What kinds of Surrenders are available?" and "What is the Commuted Value?" in Section 4.c Surrenders as well as Personal Pension Account Example 4 in Appendix A for more information about how commutation works.

TRANSFERS - Each Contract Year, you may transfer a portion of your Accumulation Balance to the Fixed Accumulation Feature or Funds without having to comply with the annuitization and commutation requirements discussed above. All transfer allocations must be in whole numbers (e.g., 1%). The maximum amount of Accumulation Balance that may be transferred is the highest of:

-   4% of your Accumulation Balance as of your prior Contract Anniversary;

- the amount of interest credited to your Accumulation Balance over the most recent full Contract Year; or

- the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.

We reserve the right to: (a) limit the number of transfers from the Personal Pension Account; (b) make you wait six months after your most recent transfer from the Personal Pension Account before moving Contract Value back into the Personal Pension Account; or (c) revoke this transfer privilege at any time. Amounts transferred out of the Personal Pension Account will reduce the Accumulation Balance by the amount transferred. Amounts transferred from the Personal Pension Account to the Fixed Accumulation Feature or Funds become part of your Contract Value. You may also transfer Contract Value from your Funds or Fixed Accumulation Feature into the Personal Pension Account. Such transfers will reduce the amount of any optional Death Benefit, and will result in a re-allocation of the AWA and Remaining Gross Premiums associated with your Contract Value and your Personal Pension Account investments. If you have also elected a guaranteed accumulation or withdrawal benefit, please refer to the section entitled "What effect do partial or full Surrenders have on your benefits under the rider?" within such prospectus sections for more information about the impacts of transfers to and from the Personal Pension Account on such benefits. If applicable, no CDSC will be applied to Accumulation Balance transferred to Funds or the Fixed Accumulation Feature, or vice versa. No transfers may be made to or from the Personal Pension Account after the Annuity Commencement Date. See Personal Pension Account Example 3 in Appendix A for an illustration of transfers into your Personal Pension Account.

62

-------------------------------------------------------------------------------

AS A RESULT OF THESE OUT-BOUND TRANSFER RESTRICTIONS, IT MAY TAKE A SIGNIFICANT AMOUNT OF TIME (I.E., SEVERAL YEARS) TO MOVE ACCUMULATION BALANCE TO FUNDS OR THE FIXED ACCUMULATION FEATURE AND THEREFORE THIS MAY NOT PROVIDE AN EFFECTIVE SHORT TERM DEFENSIVE STRATEGY. PLEASE REFER TO EXAMPLE 3 UNDER THE PERSONAL PENSION ACCOUNT EXAMPLES IN APPENDIX A FOR AN ILLUSTRATION OF TRANSFER RESTRICTIONS.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Except as otherwise provided in the Annuity Payouts section, any successor owner must continue to abide by the Target Income Age and Guarantee Window you establish at the time of your first Personal Pension Account Contribution.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

Yes. However, you may not make any Personal Pension Account Contributions anytime after your Spouse is removed from your Contract if Annuity Payout Option Eight was elected. Please refer to Annuity Payout Options Two and Eight for further information.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You will automatically start receiving Personal Pension Account Payouts on your Annuity Commencement Date. Personal Pension Account Payouts will be paid in the manner described in Annuity Payout Option Two or Eight under the heading "When do your Annuity Payouts begin?" in Section 4.d Annuity Payouts. You may not make any Personal Pension Account Contributions after the Annuity Commencement Date. No transfers may be made to or from the Personal Pension Account after the Annuity Commencement Date.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You have no discretion over the management of sums invested in the Personal Pension Account as they are held in our General Account.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT CONTRIBUTIONS?

Yes. Our prior approval may be required for any single or cumulative Personal Pension Account Contribution of $1 million or more. Each subsequent Personal Pension Account Contribution must be at least $1,000.

CAN WE AGGREGATE CONTRACTS?

No.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- Special consideration should be given by Personal Pension Account investors who are under age 40 based on the twenty-year limitation on setting your Target Income Age and the absence of guaranteed Payout Purchase Rates applied if Personal Pension Account Payouts commence outside of your Guarantee Window.

- Because we impose commutation and transfer limitations, please work with your investment professional to ensure that your investments in the Fixed Accumulation Feature and Funds (in addition to other available assets) will be adequate to meet your liquidity and/or RMD (if applicable) needs before investing in the Personal Pension Account.

- Credited Interest Rates available under the Personal Pension Account may be higher or lower than interest rates offered under the Fixed Accumulation Feature.

- You must select either Annuity Payout Option Two or Eight in order to receive Personal Pension Account Payouts. These Annuity Payout Options include restrictions as to who may serve as Annuitant, Joint Annuitant and Beneficiary.

- Anyone considering investing their entire Deposit into the Personal Pension Account should first discuss with their investment professional whether a single Premium immediate annuity may offer better Payout Purchase Rates.

- The Personal Pension Account should not be confused with a pension plan under ERISA. Neither we nor any of our affiliates assume any fiduciary duties, as such terms are defined under ERISA laws and regulations. The Personal Pension Account is not a defined benefit plan guaranteed by the Pension Benefit Guaranty Corporation or any federal or state government agency. This feature is not a corporate pension plan issued by us or our affiliates.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.

- Please see the Optional Rider Comparison chart in Appendix E for a summary of the differences between all optional riders.

-------------------------------------------------------------------------------

7. OPTIONAL ACCUMULATION BENEFIT

SAFETY PLUS

OBJECTIVE

The objective of the rider is to ensure that you receive no less than the Guaranteed Accumulation Benefit of the Safety Plus rider on the rider maturity date and provides enhanced income to the Personal Pension Account at the rider maturity date. Your Guaranteed Accumulation Benefit will initially equal your Premium Payments and will increase by subsequent Premium Payments and any amounts that you transfer from the Personal Pension Account if such Premium Payments and transfers are received before your first rider anniversary.

Please consider the following prior to electing this rider:

- The rider has investment restrictions. Violation of the investment restrictions may result in termination of the rider.

- Partial Surrenders and excess transfers to the Personal Pension Account will reduce the benefit proportionally, as described below.

THIS RIDER MAY TERMINATE DUE TO ADVERSE (OR CATASTROPHIC) MARKET CONDITIONS WHICH CAUSE A REDUCTION IN CONTRACT VALUE BELOW THE MINIMUM AMOUNT RULE.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

On the tenth Contract Anniversary from the date you buy the rider (the rider maturity date), we will compare your Contract Value with the Guaranteed Accumulation Benefit. If the Guaranteed Accumulation Benefit is greater than your Contract Value, then we will apply a one-time adjustment to your Contract Value equal to the difference between your Contract Value and Guaranteed Accumulation Benefit. This one-time adjustment will be distributed among the various Funds and Fixed Accumulation Feature, if applicable, in which your Contract Value is then allocated, on a pro-rata basis. After this one-time adjustment, the rider will terminate. However, if your Contract Value on the rider maturity date is greater than the Guaranteed Accumulation Benefit, then there will be no adjustment to your Contract Value and the rider will terminate without notice. See Safety Plus Examples 1-2 in Appendix A.

At the rider maturity date, if you elect to transfer Contract Value into the Personal Pension Account, we will apply a one-time increase to the Personal Pension Account maximum guaranteed Payout Purchase Rate. This one-time increase will be an amount up to, but not greater than, the Guaranteed Accumulation Benefit. This increase is referred to as the income enhancer, described below.

WHEN CAN YOU BUY THE RIDER?


The Safety Plus rider is closed to new investors.


You may only buy the rider at the time you buy your Contract. The maximum age of any Contract Owner or Annuitant when buying this rider is 80. You must indentify your Spouse as the Joint Annuitant when electing this rider if electing Annuity Payout Option Eight.

The rider may not be available through all investment professionals and may be subject to additional restrictions set by your investment professional. The rider may not be available in all states. We reserve the right to withdraw the rider or any rider charge structure at any time.

DOES BUYING THE RIDER PRECLUDE YOU FROM BUYING OTHER RIDERS?

Yes, buying this rider precludes you from electing Future5, Future6, or Daily Lock Income Benefit.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The fee for the rider is based on your Guaranteed Accumulation Benefit. We will deduct the rider charge on each Contract Anniversary on a pro-rated basis from each Sub-Account until the rider maturity date.

If the rider is revoked or terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on Guaranteed Accumulation Benefit immediately prior to such termination or full Surrender. We may also reset the rider charge upon Spousal Contract continuation or a Covered Life change.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes. Your Guaranteed Accumulation Benefit is the basis upon which we determine our guarantee obligation on the rider maturity date. Your starting Guaranteed Accumulation Benefit will equal your initial Premium Payment (without deduction for sales charges, if any). Your Guaranteed Accumulation Benefit will increase, on a dollar-for-dollar basis, to reflect subsequent Premium Payments and any amounts that you transfer from the Personal Pension Account only if such Premium Payments and transfer are received before your first rider anniversary. Please refer to Safety Plus Examples 1-2 in Appendix A.

Surrenders will reduce your Guaranteed Accumulation Benefit on a proportionate basis. If your Contract Value is less than your Guaranteed Accumulation Benefit, reductions on a proportionate basis may be greater than if taken on a dollar-for-dollar basis. See Safety Plus Examples 3 and 4 in Appendix A for an illustration of this calculation.

64

-------------------------------------------------------------------------------

Transfers into the Personal Pension Account that are equal to or less than the Transfer Limit will reduce your Guaranteed Accumulation Benefit on a dollar-for-dollar basis. Transfers in excess the Transfer Limit in any Contract Year will then reduce your Guaranteed Accumulation Benefit on a proportionate basis. Please refer to Safety Plus Examples 2; 3 and 4 in Appendix A for an illustration of partial Surrenders and the Transfer Limit.

You may not carry over unused transfer sums from one Contract Year to another. Your Transfer Limit may change on each Contract Anniversary and whenever you make subsequent Premium Payments, make Surrenders, transfer sums from the Personal Pension Account or make an change in the Owners of the Contract. Optional Death Benefit riders each have their own Transfer Limit, which may be a different amount than the Transfer Limit imposed by Safety Plus. In the event of a conflict, the Transfer Limit of Safety Plus prevails. The Safety Plus Transfer Limit is equal to 5% of the Guaranteed Accumulation Benefit at each Contract Anniversary.

Your Guaranteed Accumulation Benefit can never be less than $0 or more than $5 million. Any activities that would otherwise increase your Guaranteed Accumulation Benefit above this limit will not be included for any benefits under the rider.

-   Income Enhancer

At the rider maturity date, if you elect to transfer Contract Value into the Personal Pension Account under this option, we will apply an increase to the Personal Pension Account Maximum Guaranteed Payout Purchase Rate equal to 20% greater than the then current Personal Pension Account Maximum Guaranteed Payout Purchase Rate. The increased Payout Purchase Rate will only be applied to an amount up to, but not greater than, the Guaranteed Accumulation Benefit and must be transferred to the Personal Pension Account after the rider maturity date but prior to the eleventh Contract Anniversary following the rider effective date. This Safety Plus feature is not available if the Personal Pension Account is not available in your state. Please refer to Safety Plus Example 2 in Appendix A.

Transferring Contract Value may proportionately reduce your Death Benefit. Please refer to "What effect do partial or full Surrenders have on your benefits under the rider?" for more information regarding excessive transfers. Please refer to Annuity Payout Option Eight in Section 4.d, for important considerations regarding the configuration of contract ownership roles when selecting a joint and last survivor life Annuity Payout Option for Personal Pension Account Payouts.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

Yes. At anytime following the earlier of Spousal Contract continuation or the fifth Contract Anniversary after the rider effective date, you may elect to terminate this rider. The Contract Value will not be adjusted to equal the Guaranteed Accumulation Benefit and the rider will terminate.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the rider?" for the effect of partial Surrenders and transfers to and from the Personal Pension Account. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Guaranteed Accumulation Benefit.

IF YOUR CONTRACT VALUE ON ANY CONTRACT ANNIVERSARY IS EVER REDUCED BELOW THE CONTRACT MINIMUM AMOUNT RULE (AS DESCRIBED IN SECTION 4.C) AS A RESULT OF INVESTMENT PERFORMANCE, OR IF ON ANY VALUATION DAY A PARTIAL SURRENDER IS TAKEN THAT REDUCES YOUR CONTRACT VALUE BELOW THE MINIMUM AMOUNT RULE, THEN YOUR CONTRACT VALUE WILL BE LIQUIDATED AND THE CONTRACT AND ALL ITS RIDERS, INCLUDING THIS RIDER, SHALL TERMINATE AND NO RIDER BENEFITS SHALL BE PAID.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any Contract change before the Annuity Commencement Date which causes a change in the ownership will result in the recalculation of the benefits provided under the rider. We reserve the right to approve any ownership changes.

If the age of the oldest Owner(s) after the ownership change is older than the maximum issue age for this rider on the effective Valuation Day of the ownership change, we will terminate the rider.

If the age of the oldest Owner(s) after the ownership change is younger than or equal to the maximum issue age of the rider at the time of the ownership change and the ownership changes occur within the first six months from the Contract issue date, it will not cause a recalculation of the benefits or changes under the rider.

-------------------------------------------------------------------------------

Ownership changes after the first six months from the Contract Issue date will cause a recalculation of the benefits under either (a) or (b):

    (a) If the rider or a similar rider, as we determine, is not currently available for sale we will terminate the rider; or

    (b) If the rider is currently available for sale, we will continue the existing rider at the rider charge that is currently being assessed for new sales of the rider (or the last declared initial, minimum and maximum rider charge, if higher). The Guaranteed Accumulation Benefit will be recalculated to equal the lesser of the Contract Value or the then current Guaranteed Accumulation Benefit, on the effective Valuation Day of the ownership change. The rider maturity date will not change.

CAN YOUR SPOUSE CONTINUE YOUR RIDER?

Yes. The following are the effects of an ownership change if your Spouse continues the Contract under the Spouse Beneficiary provision of the Contract, if applicable:

If your Spouse is younger than or equal to the maximum issue age for the rider at the time of the continuation, then either (a) or (b) will apply as follows:

    a) If the rider is not currently available for sale or a similar rider, as we determine, we will terminate this rider; or

    b) If the rider is currently available for sale, we will continue the rider at the rider charge that is then currently being assessed for new sales of the rider (or the last declared initial, minimum and maximum rider charge, if higher). The Guaranteed Accumulation Benefit will not change. The rider maturity date will not change.

If your Spouse is older than the maximum issue age for the rider on the effective Valuation Day of the Spousal Contract continuation, we will terminate the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract before the rider maturity date, you will forfeit all of your rights under the rider and will not receive the Guaranteed Accumulation Benefit.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and other investment program(s) approved and designated by us. As of the date of this prospectus, you must invest in the Personal Protection Portfolio asset allocation models listed in Appendix D. These models rebalance monthly.

We may prospectively modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while this rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. We will give you advance notice of these changes. These changes will not be applied with respect to then existing investments. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4(a) for more information regarding the potential impact of fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Except as provided below, failure to comply with any applicable investment requirement or restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable investment requirements or restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Termination of the rider will not terminate any concurrent guaranteed minimum death benefit rider. In the event of a conflict between the investment requirements and restrictions of the rider and those imposed by any other guaranteed minimum death benefit rider, the investment requirements and restrictions of the rider shall prevail.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, transfer Contract Value into the Personal Pension Account or change ownership. Upon reinstatement, your Guaranteed Accumulation Benefit will be reset at the lower of the Guaranteed Accumulation Benefit prior to the termination or Contract Value as of the date of reinstatement.

Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provides very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.

The Personal Protection Portfolios and particularly, the requirement to maintain 50% of your Contract Value in Hartford Portfolio Diversifier HLS Fund within these models, may reduce overall Contract Value volatility and mitigate our guarantee obligations by

66

-------------------------------------------------------------------------------

potentially reducing investment returns that you might have received during favorable market conditions. It may therefore be reasonably assumed, that if equity markets perform well while you have the rider, aggregate positive performance results associated the Personal Protection Portfolios will be lower than the performance results of the overall market. Conversely, if equity markets perform poorly, you may benefit from, among other things, the potential Contract Value preservation and comparatively lower fees associated the Personal Protection Portfolios.

Hartford Portfolio Diversifier HLS Fund has been designed to provide performance results that generally are negatively correlated to the performance of other Funds within the Personal Protection Portfolios (i.e., the Fund will tend to perform well when those other Funds are performing poorly, but relatively poorly when those other Funds are performing well). In fact, the Fund's investments are based on data about your and other contract holders' allocations to the other Funds within the Personal Protection Portfolios.

We will rebalance your investments within asset allocation models on a monthly basis. For instance, when markets perform poorly, it is anticipated that the value of the Hartford Portfolio Diversifier HLS Fund will increase in relation to other Funds within the Personal Protection Portfolios and thus investments within that Fund will be proportionately reallocated among other Funds within the Personal Protection Portfolios chosen. Likewise, when markets perform well, it is anticipated that the value of the other Funds within the Personal Protection Portfolios will increase in relation to the Hartford Portfolio Diversifier Fund and thus investments within those other Funds will be proportionately reduced and reallocated into the Hartford Portfolio Diversifier Fund.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. In addition, we will not accept any subsequent Premium Payments in excess of $100,000 in the aggregate while the rider is in effect without our prior approval.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Guaranteed Accumulation Benefit, we reserve the right to treat as one all deferred variable annuity contracts issued by us (or our affiliates) where you have elected any similar optional guaranteed minimum accumulation benefit rider. We will not aggregate contracts with dissimilar optional riders such as a Contract with an optional guaranteed minimum accumulation benefit (such as Safety Plus) with a Contract with a guaranteed lifetime withdrawal benefit such as Future5, Future6, or Daily Lock Income Benefit.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- Personal Protection Portfolio models end when the rider terminates. You must provide us with re-allocation instructions at that time. We will contact you and your Financial Intermediary in writing and/or via telephone to seek instructions to re-allocate your Contract Value outside of the Personal Protection Portfolio and Hartford Portfolio Diversifier HLS Fund. You may not independently invest in the Hartford Portfolio Diversifier HLS Fund.

- Please see the Optional Rider Comparison chart in Appendix E for a summary of the differences between all optional riders.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- ANNUITIZING YOUR CONTRACT, WHETHER VOLUNTARILY OR NOT, WILL IMPACT AND POSSIBLY ELIMINATE THESE BENEFITS.

- We may terminate the rider based on your violation of benefit rules and may otherwise withdraw the rider (or any benefits) for new Contract sales at any time.

- Certain changes in ownership may result in a reduction, recalculation or forfeiture of benefits.

- The fee for the rider will not increase unless there is an ownership change or Spousal Contract continuation.

- We will share data regarding your Contract with affiliates or designees to help us manage our guarantee obligation under this rider.

- Due to the anticipated impact of these investment restrictions on potential upside performance, it is important that you discuss with your investment professional whether, among other things, a traditional fixed annuity, high grade fixed income securities or a certificate of deposit might better suit your long term needs.

- This rider is not RMD friendly. Electing the rider when using this contract to meet your RMD obligations may have negative consequences inasmuch as your benefits are reduced proportionally for ANY partial Surrender. We are not responsible for violations due to your obligation to comply with RMD obligations.

- The purchase of this rider may not be appropriate for custodial owned contracts, Beneficiary or inherited IRAs or contracts owned by certain types of non-natural entities, including Charitable Trusts.

-------------------------------------------------------------------------------

- Safety Plus is referred to as Guaranteed Minimum Accumulation Benefit Plus Rider in your Contract.

-   The Fixed Accumulation Feature is not available if you have elected Safety
    Plus.

ANY OBLIGATION WE HAVE UNDER THE CONTRACT, INCLUDING THE OPTIONAL ACCUMULATION BENEFIT, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MEET SUCH OBLIGATIONS.

8. ADDITIONAL INFORMATION

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION BALANCE: The sum of all Personal Pension Account Contributions increased by credited interest; minus any transfers into any other Account(s) and any conversion into Annuity Payout Value.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert Premium Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate Contract Value prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, PO Box 14293, Lexington, KY 40512-4293.


ANNIVERSARY PAYMENT BASE: For Daily Lock Income Benefit, the value on any Contract Anniversary during the Deferral Bonus Period used to determine if a reset to the Payment Base will occur.

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender.

ANNUAL WITHDRAWAL AMOUNT (AWA): The amount you may Surrender each Contract Year without incurring a CDSC.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The first day of the first period for which a distribution is received as an Annuity Payout under the Contract, excluding any Personal Pension Account Payout pursuant to the Personal Pension Account.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select. Annuity Payout includes Personal Pension Account Payouts.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date, the death of the Contract Owner or Annuitant; or annuitization(s) of Benefit Balance.

ANNUITY PAYOUT VALUE: The portion of your Benefit Balance converted into Personal Pension Account Payouts, as reduced by future Personal Pension Account Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT FACTOR: A factor that neutralizes the Assumed Investment Return when determining the Annuity Unit Value. When the Assumed Investment Return is 3%, the daily factor is 0.999919. When the Assumed Investment Return is 5%, the daily factor is 0.999866. And when the Assumed Investment Return is 6%, the daily factor is 0.999840.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

ASSUMED INVESTMENT RETURN: The investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner or Annuitant, as the case may be.

BENEFIT BALANCE: Personal Pension Account Contributions, as adjusted for transfers to or from Contract Value, credited interest and/or annuitization. Benefit Balance includes Annuity Payout Value, if any.

68

-------------------------------------------------------------------------------

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any Annuity Payout due and payable during the Guaranteed Payout Duration. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and the applicable discount rate determined by us for applicable fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE (CDSC): The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender or take money out of your Contract in the form of a commutation of Annuity Payout Value or certain annuity payout options.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Sub-Account and the Fixed Accumulation Feature.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the lifetime withdrawal feature under Future5, Future6 and Daily Lock Income Benefit guaranteed minimum withdrawal benefit riders. For Daily Lock Income Benefit, the Covered Life will always be annuitant or Joint Annuitant, if applicable.

CREDITED INTEREST RATE: The interest rates that we agree to credit during different times over the duration of your Contract for the Personal Pension Account.

DEFERRAL BONUS: The amount added to your Payment Base on each Contract Anniversary while the Deferral Bonus Period is in effect if a Market Increase does not occur on such Contract Anniversary.

DEFERRAL BONUS PERIOD: The Deferral Bonus Period commences on the date that either Future5, Future6, or Daily Lock Income Benefit has been added to your Contract and Deferral Bonus Period ends when the first of the following events occur: (a) tenth Contract Anniversary from the date that either Future5, Future6, or Daily Lock Income Benefit has been added to your Contract, (b) the Valuation Day that you take your first partial Surrender (including your first Lifetime Benefit Payment or Threshold Payment); or (c) the Valuation Day that you first transfer any Contract Value to the Personal Pension Account in excess of the applicable Transfer Limit. Once the Deferral Bonus Period ends, it cannot be re-started.

DEATH BENEFIT: Except as otherwise provided, the amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date. Where applicable, your Death Benefit includes the standard or an optional Death Benefit plus the Personal Pension Account Death Benefit.

DEPOSIT: The sum of allPremium Payments and Personal Pension Account Contributions.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers into Funds or the Personal Pension Account.

ELIGIBLE INVESTMENT: The amount we use to assign applicable CDSC and Premium Based Charge amounts. Eligible Investments are the higher of (a) Deposits less any withdrawals; or (b) your last Valuation Day's Total Balance.

ENHANCED RETURN OF PREMIUM: One of two components used to determine the Legacy Lock that provides a Death Benefit amount that will not be reduced by Lifetime Benefit Payments.

FINANCIAL INTERMEDIARY: The investment professional through whom you purchase your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all classes of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select Sub-Accounts.

GENERAL ACCOUNT: The General Account includes our Company assets, including any money you may have invested in the Fixed Accumulation Feature, if available, and the Personal Pension Account.

-------------------------------------------------------------------------------

GUARANTEE WINDOW: The seven year time period during which we guarantee Personal Pension Account Payouts. You set your Guarantee Window by selecting your Target Income Age (when you make your first Personal Pension Account Contribution). Your Guarantee Window is three years before and after your Target Income Age.

GUARANTEED ACCUMULATION BENEFIT: The amount used to determined the Safety Plus Transfer Limit, the rider charge and the guaranteed amount payable at the rider maturity date.

GUARANTEED PAYOUT DURATION: The time period (sometimes referred to as a period certain) specified in Annuity Payout Options Three, Five and Six; and with respect to Annuity Payout Options Two and Eight, the time period equal to the applicable Annuity Payout Value divided by the corresponding Personal Pension Account Payout.

IN GOOD ORDER: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Administrative Office or via telephone, facsimile or through an internet transaction. Generally, our request for documentation will be considered in good order when we receive all of the requisite information, on the form required by us.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year under Future5, Future6 and Daily Lock Income Benefit.

LIFETIME INCOME ELIGIBILITY DATE: The Valuation Day when the Covered Life has an attained age of 59 1/2.

MARKET INCREASES: A potential increase to your Payment Base prior to the deduction of rider charges based on market performance subject to the applicable Payment Base Cap, if any.

MAXIMUM ANNIVERSARY VALUE: The highest Contract Value as of each Contract Anniversary prior to the date of death of the oldest Owner or the Annuitant's 81st birthday, whichever first occurs, adjusted for any Premium Payments, or transfers to or from the Personal Pension Account and partial Surrenders occurring after such Contract Anniversary.

MAXIMUM DAILY VALUE: The highest attained Contract Value prior to the first to occur of the date of death or the oldest Owner or the Annuitant's 81st birthday, and adjusted for any Premium Payments, any transfers to or from the Personal Pension Account and any partial Surrenders.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments, Threshold Payments, Transfer Limit and rider charge under Future5, Future6, or Daily Lock Income Benefit.

PAYMENT BASE CAP: The maximum percentage the Payment Base may be increased due to a Market Increase or a Deferral Bonus under Future6, Future5 or Daily Lock Income Benefit.

PAYOUT PURCHASE RATES: The monthly rates per thousand that we agree to apply upon establishing an Annuity Payout Value.

PERSONAL PENSION ACCOUNT CONTRIBUTIONS: Sums allocated to the Personal Pension Account. Personal Pension Account Contributions may take the form of Deposits or transfers of Contract Value from Sub-Accounts or the Fixed Accumulation Feature (if applicable).

PERSONAL PENSION ACCOUNT PAYOUTS: Regularly scheduled periodic payments of Annuity Payout Value.

PREMIUM OR PREMIUM PAYMENT: Money sent to us to be invested in your Sub-Accounts and your Fixed Accumulation Feature. A Premium Payment does not include Personal Pension Account Contributions. Portions of your Benefit Balance transferred to Sub-Accounts and/or the Fixed Accumulation Feature are considered to be Premium Payments that become part of your Contract Value.

70

-------------------------------------------------------------------------------

REMAINING GROSS PREMIUM: Equals the Premium Payments adjusted by prior partial Surrenders. During the CDSC period, Premium Payments will be adjusted for partial Surrenders in excess of the AWA; after the CDSC period, Premium Payments will be adjusted for all partial Surrenders.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older generally must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must generally begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your Sub-Account.

SUB-ACCOUNT VALUE: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract. For the purposes of optional riders only, a Surrender may also include a transfer of Contract Value to Benefit Balance.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding). Surrender Value does not include the Commuted Value of your Personal Pension Account.

TARGET INCOME AGE - The year that commences with the birthday of the oldest Annuitant during which Personal Pension Account Payouts are expected to begin. Target Income Age establishes your Guarantee Window during which a guaranteed Payout Purchase Rate will be applied to your Accumulation Balance.

THRESHOLD PAYMENTS: The amount payable in the form of partial Surrenders under Future5, Future6, or Daily Lock Income Benefit taken prior to the relevant Covered Life's Lifetime Income Eligibility Date.

TOTAL BALANCE: The sum of your Contract Value and Benefit Balance.

TRANSFER LIMIT: The threshold amount that you may partially Surrender or move within the Contract without causing your rider benefits to be reduced on a proportionate basis or terminate your Deferral Bonus Period for the Future5, Future6, or Daily Lock Income Benefit riders. The Transfer Limit varies by rider.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The New York Stock Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENTAGE: The percentage of your Payment Base that you may withdraw each Contract Year in the form of a Lifetime Benefit Payment or Threshold Payment.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

ALABAMA - The Fixed Accumulation Feature is not available. The DCA Plus Feature is available.

CALIFORNIA - If you are 60 years old or older you must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first thirty-five days your initial Premium Payment is invested. After the thirty-fifth day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the thirty-five days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium

-------------------------------------------------------------------------------

Payment to any other investment option or transfer Contract Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Contract Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested. The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%. The assignment restrictions on the living benefits and Death Benefits do not apply.

CALIFORNIA, CONNECTICUT, ILLINOIS, NEW HAMPSHIRE, NEW JERSEY, NEW YORK, OREGON AND VERMONT - A state recognized civil union partner who is the designated Beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such Spouses as meeting federal tax distribution requirements (under current tax law, a Spouse is limited to married people of the opposite sex).

CONNECTICUT, FLORIDA, ILLINOIS, NEW JERSEY,TENNESSEE AND TEXAS - The limit on Living Benefits and Death Benefits imposed when contracts are aggregated does not apply.

CONNECTICUT AND NEW JERSEY - Our approval is required for any subsequent Contribution or transfer resulting in cumulative Contribu-tions and transfers into the Personal Pension Account exceeding $50,000.

DELAWARE - The maximum rider charge for Maximum Anniversary Value Death Benefit is 1.00%.

FLORIDA - If you are age 65 or older on the contract issue date, CDSCs will be capped at 10% of the amount withdrawn. The cap does not apply to accredited investors.

MARYLAND - The Annual Maintenance Fee for C-Share and I-Share contracts is $30.

MASSACHUSETTS - We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later (B Share Contracts). The Nursing Home Waiver is not available. The Fixed Accumulation Feature investment restrictions do not apply to investors.

MINNESOTA - The CDSC for B share contracts are 7.5%, 7%, 6.5%, 6%, 5%,4%, 3%, 0%. The CDSC for L share contracts 7.5%, 7%, 6%, 5%, 0%.

NEW JERSEY - The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%. The Nursing Home Waiver is not available. If an optional Death Benefit is elected, our approval is required for any subsequent Premium Payment received after the first twelve months.

NEW YORK - Contracts are not available in New York. The Personal Pension Account is not available. The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%. The Nursing Home Waiver is not available. Letters of Intent are not available as a basis to reduce sales charges. The assignment restrictions on the living benefits and Death Benefits do not apply.

OKLAHOMA - The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%.

OREGON - The Personal Pension Account is not available. The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%. You may not choose a fixed dollar amount Annuity Payout. Annuity Payout Option Two is not available.

PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to ninety days. You may not choose a fixed dollar amount Annuity Payout. Annuity Payout Option Two is not available.

TEXAS - The assignment restrictions on the living benefits and death benefits do not apply. The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%.

WASHINGTON - The Personal Pension Account is not available. In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year. The Target Income Age is subject to limitations based on the Annuitant's age as of the date of the first Contribution

C. MISCELLANEOUS

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a recalculation of the benefits subject to applicable state law. Generally, we will not recalculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned subject to the ownership change restrictions above. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will

72

-------------------------------------------------------------------------------

be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

SPECULATIVE INVESTING - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION - We may unilaterally modify the Contract to reflect, among other things, changes in applicable tax law or interpretations of tax law, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Owners through regular mail as an endorsement to their Contract.

MEDICAID BENEFITS - Medicaid estate planning may be important to people who are concerned about long term care costs. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits. Ownership interests or Beneficiary status under this variable annuity could render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and Beneficiary status of your Contract. This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

D. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

E. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. (HSD) under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (Financial Intermediaries) for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2012. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are investment professionals of Financial Intermediaries.


Class B and I share Contracts may be sold directly to the following individuals free of any commission: 1) our current or retired officers, directors, trustees and employees (and their families) and our corporate parent, affiliates and subsidiaries; and 2) employees and investment professionals of Financial Intermediaries. If applicable, we will credit the Class B share Contract with a credit of 5.0% of the initial Deposit and each subsequent Deposit, if any. This additional percentage of Deposit in no way affects current or future charges, rights, benefits or account values of other Owners.

The financial advisory arrangement otherwise required in order to purchase Class I share Contracts shall not be applicable to Hartford's Personal Retirement Manager variable annuities bought by any of our current or retired officers, directors, trustees and employees or those of our corporate parent, affiliates and subsidiaries.

This prospectus does not constitute personalized investment or financial planning advice or a recommendation to purchase this or any other variable annuity. We reserve the right to modify, suspend, or terminate these privileges at any time.

-------------------------------------------------------------------------------

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under Commissions). Certain selected Financial Intermediaries also receive additional compensation (described below under Additional Payments). All or a portion of the payments we make to Financial Intermediaries may be passed on to investment professionals according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Deposits or Total Balance.

-   COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7.5% of each Deposit. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1% of your Total Balance. We pay no additional commissions with respect to assets moved from the Personal Pension Account to Sub-Accounts or the Fixed Accumulation Feature. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to Owners over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your investment professional's compensation. Under certain circumstances, your investment professional may be required to return all or a portion of the commissions paid.

Check with your investment professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your investment professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your investment professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your investment professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

-   ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE               WHAT IT'S USED FOR
-------------------------------------------------------------------------------------------------------------------------------
Access                     Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment      Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                  Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense          Pay Fund related parties for wholesaler support, training and marketing activities for certain
Allowances                 Funds.
Support                    Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                           (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements).
Training                   Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                 Inclusion of our products on a Financial Intermediary's preferred list; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                     Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2012, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal

74

-------------------------------------------------------------------------------


Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC, CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc. (an affiliate of ours).



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.



As of December 31, 2012, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2012, Additional Payments did not in the aggregate exceed approximately $29 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.2 million or approximately 0.15% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2012, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


9. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such

-------------------------------------------------------------------------------

arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

76

-------------------------------------------------------------------------------

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.


For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate's or trust's adjusted gross income for the taxable year.


    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.


The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual's modified adjusted gross income for the taxable year.


       a.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

      We believe that Personal Pension Account Payouts are partial annuitizations of the Contract, and that an equitable allocation of the investment in the contract would be in proportion to the estimated fair market values of the portions of the Contract.

iv. When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.

       b.  AMOUNTS NOT RECEIVED AS AN ANNUITY

i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

-------------------------------------------------------------------------------

ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a taxpayer becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

78

-------------------------------------------------------------------------------

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

-------------------------------------------------------------------------------

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in

80

-------------------------------------------------------------------------------

published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

    5. CERTAIN TAX CONSIDERATIONS FOR FULL OR PARTIAL SETTLEMENT PAYMENTS FROM THE PERSONAL PENSION ACCOUNT

The recent enactment of new Section 72(a)(2) of the Code for partial annuitizations provides direction on how Personal Pension Account Payouts should be treated for tax purposes, effective for payments received in taxable years beginning after December 31, 2010 (regardless of when the annuity was purchased). However, because there is yet to be guidance on the new provisions from the IRS, there is still some uncertainty as to how the partial annuitization provisions will be applied and we advise you to consult with a qualified tax adviser concerning such tax treatment before you deposit amounts into the Personal Pension Account or take a settlement for a Personal Pension Account Payout.

With respect to the Personal Pension Account, the Company plans to report any periodic payments under a settlement of the Personal Pension Account (Personal Pension Account Payouts) as amounts received as an annuity and a partial annuitization of the Contract, resulting in that portion of the Contract being treated as a separate contract for which an annuity starting date is assigned, a portion of the investment in the contract is allocated and an exclusion ratio is determined (discussed in subparagraph 2.a. above). Likewise, after December 31, 2010, the Company plans to report any continuing periodic settlement payments from the Personal Pension Account as amounts received as an annuity under a separate contract with an annuity starting date of January 1, 2010, for which a portion of the investment in the contract should be allocated and an exclusion ratio should be determined consistent with new Section 72(a)(2) of the Code (and discussed in subparagraph 2.a. above).

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is

-------------------------------------------------------------------------------

generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

82

-------------------------------------------------------------------------------

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

-------------------------------------------------------------------------------

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

84

-------------------------------------------------------------------------------

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

-------------------------------------------------------------------------------

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($17,500 for 2013). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

  a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

86

-------------------------------------------------------------------------------

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;


    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.



  In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;



    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).


If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

  b. RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

-------------------------------------------------------------------------------

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a

88

-------------------------------------------------------------------------------

"direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).


Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.


9. CERTAIN TAX CONSIDERATIONS WITH THE PERSONAL PENSION ACCOUNT IN QUALIFIED
PLANS

Because the IRS has published no guidance on the tax treatment of arrangements resembling the Personal Pension Account, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated in different types of Qualified Plans, and we advise you to consult with a qualified tax adviser concerning such treatment before you deposit any amount into a Personal Pension Account that is held in any Qualified Plan.

Among such tax issues for you to consider with a qualified tax adviser in such a case are the following:

       a. Any amounts received by you (or your payee) prior to your attaining age 59 1/2 are generally subject to the penalty tax on premature distributions described above, unless such an amount received can qualify for an exception from such a penalty tax, e.g., scheduled payments that qualify for the SEPP Exception. In addition, any modification in payments qualifying for the SEPP Exception (e.g., by commutation) can have adverse penalty tax consequences, as described above.

       b. The tax rules for satisfying RMD requirements vary according to both the form of Qualified Plan (e.g., NonRoth or Roth IRA) and the form of payment (e.g., periodic annuity payout or non-periodic distribution from an account value). As a result, such variations should be considered when RMD amounts need to be taken (e.g., after age 70 1/2 or death). In addition, any modification in the form or amount of such payments (e.g., by commutation) could have adverse tax consequences, if such a modification does not satisfy an IRS-recognized RMD exception (e.g., for an acceleration or other change in periodic payments under Reg. Section 1.401(a) (9)-6, Q&A-1 and Q&A-14).

-------------------------------------------------------------------------------

       c. Any attempt to transfer an amount from the Benefit Balance to Sub-Accounts or the Fixed Accumulation Feature (if available) that exceeds the threshold for such a transfer will be treated by us as a form of annuitization distribution from the Personal Pension Account, and thus may not qualify as a tax-free direct transfer. Instead, such an attempted excess transfer could be treated for tax purposes as a potentially taxable distribution out of the entire annuity contract, followed by a contribution back into the same contract. While such a distribution from an IRA may qualify for 60-day rollover treatment (if it is not needed to satisfy RMD requirements), only one such tax-free 60-day rollover is allowed for any 365-day period for any individual from all of such individual's IRAs. Failing such tax-free rollover treatment, such a distribution could be subject to both income and penalty tax, and any deemed contribution back into the contract may be subject to an excise tax on excess contributions, particularly after age 70 1/2. IN ADDITION, ANY SUCH DISTRIBUTION FROM A NON-IRA FORM OF QUALIFIED PLAN MAY BE SUBJECT TO THE 20% MANDATORY WITHHOLDING TAX, UNLESS SUCH DISTRIBUTION IS AN RMD OR OTHERWISE AVOIDS CLASSIFICATION AS AN "ELIGIBLE ROLLOVER DISTRIBUTION," AS DESCRIBED ABOVE.

90

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

                                                                     APP A-1

-------------------------------------------------------------------------------

APPENDIX A - EXAMPLES*

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (CDSC) EXAMPLES                         APP A-2
PREMIUM BASED CHARGE EXAMPLES                                            APP A-9
PERSONAL PENSION ACCOUNT (PPA) EXAMPLES                                 APP A-10
MAXIMUM ANNIVERSARY VALUE (MAV) V EXAMPLES                              APP A-19
RETURN OF PREMIUM (ROP) V EXAMPLE                                       APP A-21
MAXIMUM DAILY VALUE EXAMPLES                                            APP A-23
LEGACY LOCK EXAMPLES                                                    APP A-24
SAFETY PLUS EXAMPLES                                                    APP A-25
FUTURE5 AND FUTURE6 EXAMPLES                                            APP A-27
DAILY LOCK INCOME BENEFIT EXAMPLES                                      APP A-30

*   ALL EXAMPLE CALCULATIONS ARE ROUNDED TO THE NEAREST DOLLAR.

APP A-2

-------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE EXAMPLES (CLASS B AND CLASS L SHARES)

All CDSC Examples reflect gross withdrawals that deduct the CDSC and the Premium Based Charge from the amount of the partial Surrenders requested.

EXAMPLE 1: ILLUSTRATES A PARTIAL SURRENDER THAT IS EQUAL TO THE AWA IN A DOWN MARKET. ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

STEP 1 DOES NOT APPLY because Deposits have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

     Values immediately prior to the partial Surrender:

       -   Deposits subject to CDSC are $100,000

       -   Remaining Gross Premiums are $100,000

       -   Contract Value is $90,000

       -   Earnings are $0

         - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

       -   AWA is $5,000

         - Your AWA is the greater of (1) 5% of total Deposits subject to CDSC, or (2) earnings

STEP 2: As the amount Surrendered is equal to the AWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The AWA has been exhausted for the duration of the Contract Year. There are no additional steps.

     Values after the partial Surrender:

       -   Deposits subject to CDSC are $100,000

       -   Remaining Gross Premiums are $100,000

       -   Contract Value is $85,000

       -   AWA is $0

EXAMPLE 2: ILLUSTRATES A PARTIAL SURRENDER IN EXCESS OF THE AWA IN A DOWN MARKET AND IMPACTS TO SUBSEQUENT AWA CALCULATIONS. ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

STEP 1 DOES NOT APPLY because Deposits have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

     Values immediately prior to the first partial Surrender:

       -   Deposits subject to CDSC are $100,000

       -   Remaining Gross Premiums are $100,000

       -   Contract Value is $90,000

       -   Earnings are $0

         - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

       -   AWA is $5,000

         - Your AWA is the greater of (1) 5% of total Deposits subject to CDSC, or (2) earnings

STEP 2: As the amount Surrendered is equal to the AWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The AWA has been exhausted for the duration of the Contract Year. There are no additional steps.

     Values after the partial Surrender:

       -   Deposits subject to CDSC are $100,000

       -   Remaining Gross Premiums are $100,000

                                                                     APP A-3

-------------------------------------------------------------------------------

       -   Contract Value is $85,000

       -   AWA is $0

NEXT, ASSUME AN ADDITIONAL SURRENDER DURING THE SAME CONTRACT YEAR EQUALS $5,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Deposits have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the AWA.

     Values immediately prior to the second partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premiums are $100,000

       -   Contract Value is $75,000

       -   Earnings are $0

       -   AWA is $0

STEP 3: As the AWA is $0; the entire $5,000 is in excess of the AWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

     The factor is derived as [A/B]:

     A = The amount in Step 3

     B = Contract Value immediately prior to the withdrawal - AWA

     The amount subject to CDSC is $6,667 ($100,000 x [$5,000/$75,000])

     Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 8%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $533 [8% x $6,667].

STEP 6: We deduct the CDSC of $533 from the excess amount $5,000. The amount paid to you is $4,467.

     Values after the second partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premium is $93,333 ($100,000 - $6,667)

       -   Contract Value is $70,000

       -   AWA is $0

NEXT, ASSUME THAT A THIRD PARTIAL SURRENDER IS TAKEN DURING CONTRACT YEAR 3 FOR AN AMOUNT EQUAL TO $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Deposits have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the AWA.

     Values prior to the third partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premium is $93,333

       -   Contract Value is $78,000

       -   Earnings are $0

       -   AWA is $5,000

STEP 3: We deduct the available AWA of $5,000; the remaining $10,000 is in excess of the AWA.

APP A-4

-------------------------------------------------------------------------------

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

     The factor is derived as [A/B]:

     A = The amount in Step 3

     B = Contract Value immediately prior to the withdrawal - AWA

     The amount subject to CDSC is $12,785 ($93,333 x [$10,000/$73,000])

     Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 7%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $895 [7% x $12,785].

STEP 6: We deduct the CDSC of $895 from the excess amount $10,000, and combine this with your AWA of $5,000. The amount paid to you is $14,105.

     Values after the third partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premium is $80,548 ($93,333 - $12,785)

       -   Contract Value is $63,000

       -   AWA is $0

EXAMPLE 3: ILLUSTRATES A PARTIAL SURRENDER IN EXCESS OF THE AWA IN AN UP MARKET, THE NON-CUMULATIVE FEATURE OF THE AWA AND IMPACTS TO FUTURE AWA CALCULATIONS. ASSUME A PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 1 FOR $10,000.

STEP 1 DOES NOT APPLY because Deposits have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

     Values prior to the first partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premiums are $100,000

       -   Contract Value is $110,000

       -   Earnings are $10,000

         - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

       -   AWA is $10,000

         - Your AWA is the greater of (1) 5% of total Deposits subject to CDSC, or (2) earnings

STEP 2: As the amount Surrendered is equal to the AWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The AWA has been exhausted for the duration of the Contract Year. There are no additional steps.

     Values after the first partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premium is $100,000

       -   Contract Value is $100,000

       -   AWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 1 FOR $10,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Deposits have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

                                                                     APP A-5

-------------------------------------------------------------------------------

STEP 2: Determines that the transaction is in excess of the AWA.

     Values prior to the second partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premiums are $100,000

       -   Contract Value is $100,000

       -   Earnings are $0

       -   AWA is $0

STEP 3: As the AWA is $0; the entire $10,000 is in excess of the AWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

     The factor is derived as [A/B]:

     A = The amount in Step 3

     B = Contract Value immediately prior to the withdrawal - AWA

     The amount subject to CDSC is $10,000 ($100,000 x [$10,000/$100,000])

     Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 8.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $850 [8.5% x $10,000].

STEP 6: We deduct the CDSC of $850 from the excess amount $10,000. The amount paid to you is $9,150.

     Values after the second partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premiums are $90,000 ($100,000 - $10,000)

       -   Contract Value is $90,000

       -   AWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 3 FOR $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Deposits have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the AWA of $0.

     Values prior to the third partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premiums are $90,000

       -   Contract Value is $99,000

       -   Earnings are $9,000

       -   AWA is $9,000

STEP 3: We deduct the available AWA of $9,000; the remaining $6,000 is in excess of the AWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

     The factor is derived as [A/B]:

     A = The amount in Step 3

     B = Contract Value immediately prior to the withdrawal - AWA

     The amount subject to CDSC is $6,000 ($90,000 x [$6,000/$90,000])

     Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

APP A-6

-------------------------------------------------------------------------------

STEP 5: The applicable CDSC is 7%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $420 [7% x $6,000].

STEP 6: We deduct the CDSC of $420 from the excess amount $6,000, and combine this with your AWA of $9,000. The amount paid to you is $14,580.

     Values after the third partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premiums are $84,000 ($90,000 - $6,000)

       -   Contract Value is $84,000

       -   AWA is $0

EXAMPLE 4: ILLUSTRATES A FULL SURRENDER CALCULATION WITH ONE OF TWO DEPOSITS OUT OF THE APPLICABLE CDSC SCHEDULE. ASSUME TWO DEPOSITS WERE MADE FOR $100,000 EACH INVESTED IN THE SUB-ACCOUNTS. THE FIRST WAS APPLIED AT THE BEGINNING OF CONTRACT YEAR 1, THE SECOND IN THE BEGINNING OF CONTRACT YEAR 3. A FULL SURRENDER IS TAKEN IN CONTRACT YEAR 8.

STEP 1: Your initial Deposit of $100,000 is available without a CDSC.

     Values prior to the full Surrender:

       -   Deposits are $200,000

       -   Remaining Gross Premiums is $200,000

         -   Remaining Gross Premium subject to CDSC is $100,000

       -   Contract Value just prior to the full Surrender is $300,000

       -   Earnings are $100,000

         - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

       -   AWA is $100,000

         - Your AWA is the greater of (1) 5% of total Deposits subject to CDSC, or (2) earnings.

STEP 2: The full Surrender is in excess of the sum of the AWA of $100,000 plus the amount determined in Step 1 of $100,000.

STEP 3: We deduct the available AWA; the remaining $100,000 is in excess of the AWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

     The factor is derived as [A/B]:

     A = The amount in Step 3

     B = Contract Value immediately prior to the withdrawal - AWA

     The amount subject to CDSC is $100,000 ($100,000 x [$100,000/$100,000])

     Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 4%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $4,000 [4% x $100,000].

STEP 6: We deduct the CDSC of $4,000 from the excess amount $100,000, and combine this with your AWA of $200,000. The amount paid to you is $296,000.

     Values after the full Surrender:

       -   Contract Value is $0

     The Contract is terminated.

                                                                     APP A-7

-------------------------------------------------------------------------------

EXAMPLE 5: ILLUSTRATES A FULL SURRENDER CALCULATION IN A DOWN MARKET. ASSUME $100,000 IS INVESTED IN THE SUB-ACCOUNTS, AND A FULL SURRENDER OCCURS IN CONTRACT YEAR 3.

STEP 1 DOES NOT APPLY because Deposits have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the full Surrender is in excess of the AWA.

     Values prior to the full Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premiums are $100,000

       -   Contract Value just prior to the full Surrender is $50,000

       -   Earnings are $0

         - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

       -   AWA is $5,000

         - Your AWA is the greater of (1) 5% of total Deposits subject to CDSC, or (2) earnings

STEP 3: We deduct the available AWA of $5,000; the remaining $45,000 is in excess of the AWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

     The factor is derived as [A/B]:

     A = The amount in Step 3

     B = Contract Value immediately prior to the withdrawal - AWA

     The amount subject to CDSC is $100,000 ($100,000 x [$45,000/$45,000])

     Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 7%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $7,000 [7% x $100,000].

STEP 6: We deduct the CDSC of $7,000 from the excess amount $45,000, and combine this with your AWA of $5,000. The amount paid to you is $43,000.

     Values after the full Surrender:

       -   Contract Value is $0

     The Contract is terminated.

EXAMPLE 6: ILLUSTRATES A COMMUTATION OF THE PERSONAL PENSION ACCOUNT ANNUITY PAYOUT VALUE. THE SAME CONCEPT WILL APPLY TO THE COMMUTED VALUE OF PERIOD CERTAIN ANNUITY PAYOUTS. ASSUME $100,000 IS INVESTED INTO THE PERSONAL PENSION ACCOUNT AND YOU COMMENCE PPA PAYOUTS. ONE PPA PAYOUT HAS PREVIOUSLY OCCURRED FOR $420. THEN, A COMMUTATION OF ALL REMAINING ANNUITY PAYOUT VALUE OCCURS IN CONTRACT YEAR 1, AND LIFE-CONTINGENT PAYOUTS ARE WAIVED.

STEP 1 DOES NOT APPLY because Deposits have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the full withdrawal is in excess of the AWA.

     Values prior to the full commutation:

       -   Contract Value is $0

       -   Accumulation Balance is $0

       -   Annuity Payout Value is $99,826

       -   Deposit subject to CDSC is $100,000

       -   AWA is $4,580

         -   Your AWA is 5% of total Deposits subject to CDSC, or (2) earnings

APP A-8

-------------------------------------------------------------------------------

     Upon the commutation of remaining PPA Payouts, we reduce the Annuity Payout Value by an adjustment that takes into account the current value of the future Payouts you would have received during your Guaranteed Payout Duration using a discount rate determined in accordance with the factors described in the prospectus. For this commutation, the adjustment is $31,956. Please refer to Personal Pension Account Example 4a in this Appendix A for a more complete description of commutation.

     The resulting value of $67,871 is the Commuted Value for the purposes of CDSC calculation.

STEP 3: We deduct the available AWA of $4,580; the remaining $63,291 is in excess of the AWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Personal Pension Account Contributions still subject to CDSC.

     The factor is derived as [A/B]:

     A = The amount in Step 3

     B = Commuted Value of all Annuity Payout Value + Accumulation Balance immediately prior to the withdrawal - AWA

     The amount subject to CDSC is $100,000 ($100,000 x [$63,291 /$63,291]).
     This is equal to the entire Deposit, subject to CDSC.

     Your Deposits, subject to CDSC (as used in the context of annuity payouts) are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 8.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $8,500.

STEP 6: We deduct the CDSC of $8,500 from the excess amount $63,291, and combine this with your AWA of $4,580. The amount paid to you is $59,371.

     Values after the full commutation:

       -   Annuity Payout Value is $0

     The Contract is terminated.

EXAMPLE 7: ILLUSTRATES THE REALLOCATION OF REMAINING GROSS PREMIUM (AS USED IN THE CONTEXT OF ANNUITY PAYOUTS) UPON A TRANSFER TO THE PERSONAL PENSION ACCOUNT. ASSUME A TRANSFER OF FUNDS EQUAL TO $20,000 FROM CONTRACT VALUE TO THE PERSONAL PENSION ACCOUNT IN CONTRACT YEAR 2.

     Values immediately prior to the transfer:

       -   Deposits are $100,000

       -   Remaining Gross Premiums are $100,000

       -   Contract Value is $120,000

       -   Accumulation Balance is $0

     Remaining Gross Premiums are reallocated proportionally upon a transfer of funds from the Contract Value to the Personal Pension Account as the portion of Deposits still subject to CDSC.

     The amount reallocated is derived by [A/B]:

     A = The amount of the transfer

     B = The Contract Value immediately prior to the transfer

     For this transfer, $16,667 is reallocated from the Contract Value.

     After the Transfer to the Personal Pension Account

       -   Premium Payments allocated to Contract Value is $83,333

       -   Remaining Gross Premiums is $83,333

       - Deposits subject to CDSC allocated to the Personal Pension Account is $16,667

       -   Contract Value is $100,000

       -   Accumulation Balance is $20,000

     On the whole, the amount subject to CDSC has remained constant.

                                                                     APP A-9

-------------------------------------------------------------------------------

PREMIUM BASED CHARGE EXAMPLES (CLASS B SHARES)

EXAMPLE 1: ASSUME THAT YOUR INITIAL DEPOSIT IS $100,000. NO SURRENDERS OR TRANSFERS TO THE PPA OCCUR DURING CONTRACT YEAR 1. ON DAY 200 OF CONTRACT YEAR 2, YOU MAKE A SURRENDER IN EXCESS OF THE AWA.

     At the end of Contract Year 1, your annual Premium Based Charge is calculated solely on the Remaining Gross Premium at Contract Anniversary, as there were no Surrenders or transfers to the PPA during the Contract Year. The amount deducted from your Contract Value is $500 [($100,000 x 0.50%)].

     Upon the Surrender in Contract Year 2, the Remaining Gross Premium subject to Premium Based Charge is determined to be $5,000. The Premium Based Charge is 0.50%. A pro-rated amount is determined for the number of days
     (200) since the last Contract Anniversary; this amount is $13.70 [($5,000 x 0.50%) x (200 / 365)]. This amount is NOT deducted at this time. The Remaining Gross Premium AFTER the Surrender is $95,000.

     Additionally, a CDSC of 8% would be assessed against the same amount of Remaining Gross Premium. The CDSC is equal to $400 ($5,000 x 8%), and unlike the Premium Based Charge, this amount is deducted from the partial Surrender. Assuming the amount that requested was a gross amount of $6,000, the amount paid to you is $5,600.

     At the next Contract Anniversary, the Premium Base Charge is the sum of the Premium Based Charge applied to the Remaining Gross Premium, plus the pro-rated amount upon the partial Surrender. The Premium Based Charge applied to the Remaining Gross Premium is $475 ($95,000 x 0.50%). The amount deducted from your Contract Value is $488.70.

EXAMPLE 2: ASSUME THAT YOUR INITIAL DEPOSIT IS $100,000. ON DAY 310 OF CONTRACT YEAR 5, YOU CHOOSE TO SURRENDER YOUR ENTIRE CONTRACT VALUE.

     A pro-rated Premium Based Charge is assessed upon the full Surrender and the entire Remaining Gross Premium is subject to the charge. The Premium Based Charge is equal to $425 [($100,000 x 0.50%) x (310 / 365)].

     Additionally, a CDSC of 5% would be assessed against the same amount of Remaining Gross Premium. The CDSC is equal to $5,000 ($100,000 x 5%) and both this amount and the Premium Based Charge are deducted upon a full Surrender. Assuming the Contract Value prior to the full Surrender was $190,000, the amount paid to you is $185,000.

EXAMPLE 3: ASSUME THAT YOUR INITIAL DEPOSIT IS $100,000. ON DAY 310 OF CONTRACT YEAR 5, YOU CHOOSE TO ANNUITIZE YOUR ENTIRE CONTRACT VALUE.

     A pro-rated Premium Based Charge is assessed upon the full annuitization, and the entire Remaining Gross Premium is subject to the charge. The Premium Based Charge is equal to $425 [($100,000 x 0.50%) x (310/365)].

     CDSC is not assessed upon a request to Annuitize the Contract Value.

APP A-10

-------------------------------------------------------------------------------

PERSONAL PENSION ACCOUNT EXAMPLES

EXAMPLE 1: STANDARD ILLUSTRATIONS WITH A PARTIAL INCOME STREAM - ASSUME THE INITIAL PERSONAL PENSION ACCOUNT CONTRIBUTION IS EQUAL TO $100,000 (NO SUMS ARE INVESTED IN THE FIXED ACCUMULATION FEATURE OR SUB-ACCOUNTS). ASSUME THAT IN CONTRACT YEAR 7, THE OWNER REQUESTED TO COMMENCE AN INCOME STREAM BASED ON $50,000 OF ANNUITY PAYOUT VALUE DURING THE GUARANTEE WINDOW. FOR THE PURPOSES OF THIS EXAMPLE, THE CONTRACT OWNER CHOSE A TARGET INCOME AGE OF 64. HYPOTHETICAL CREDITED INTEREST AND PAYOUT PURCHASE RATES ARE ILLUSTRATED BELOW.

A. To understand how your guaranteed Payout Purchase Rates are set during your Guarantee Window (shaded area), see guaranteed Payout Purchase Rates in Contract Years 1 through 7. In this Example, the guaranteed Payout Purchase Rate is locked in at Contract Year 7 when Personal Pension Account Payouts commence.

B. Credited Interest Rates vary during the duration of your Contract as illustrated in column 4. In this illustration, Credited Interest Rates change at the 10th Contract Year and again at the 20th Contract Year.

C. Please refer to the last column in Contract Year 23 for an example of how Personal Pension Account Payouts will continue for the life of the Annuitant, Owner or joint Owner even though Annuity Payout Value has been exhausted.

                                                            CREDITED
                CONTRACT                      BENEFIT       INTEREST
                  YEAR*           AGE         BALANCE         RATE
------------------------------------------------------------------------
                    0              60         $ 100,000        5.00%
                    1              61           105,000        5.00%
                    2              62           110,250        5.00%
                    3              63           115,763        5.00%
 GUARANTEE          4              64           121,551        5.00%
   WINDOW           5              65           127,628        5.00%
                    6              66           134,010        5.00%
                    7              67           140,710        5.00%
                    8              68           142,009        5.00%
                    9              69           143,535        5.00%
                   10              70           145,299        3.00%
                   11              71           145,212        3.00%
                   12              72           145,220        3.00%
                   13              73           145,326        3.00%
                   14              74           145,532        3.00%
                   15              75           145,841        3.00%
                   16              76           146,256        3.00%
                   17              77           146,781        3.00%
                   18              78           147,419        3.00%
                   19              79           148,173        3.00%
                   20              80           149,047        1.50%
                   21              81           147,927        1.50%
                   22              82           146,839        1.50%
                   23              83           147,568        1.50%

                                                 GUARANTEED
                                                   PAYOUT               PERSONAL
                                     ANNUITY      PURCHASE               PENSION
                  ACCUMULATION       PAYOUT         RATES                ACCOUNT
                     BALANCE          VALUE      (PER 1000)            PAYOUTS(2)
------------  --------------------------------------------------------------------------
                    $ 100,000
                      105,000                        61.99
                      110,250                        62.33
                      115,763                        62.72
 GUARANTEE            121,551                        63.16
   WINDOW             127,628                        63.65
                      134,010                        64.17
                       90,710    (1) $50,000         64.73             $ 3,237
                       95,246        46,763                              3,237
                      100,008        43,527                              3,237
                      105,008        40,290                              3,237
                      108,158        37,054                              3,237
                      111,403        33,817                              3,237
                      114,745        30,581                              3,237
                      118,188        27,344                              3,237
                      121,733        24,108                              3,237
                      125,385        20,871                              3,237
                      129,147        17,634                              3,237
                      133,021        14,398                              3,237
                      137,012        11,161                              3,237
                      141,122        7,925                               3,237
                      143,239        4,688                               3,237
                      145,388        1,452                               3,237
                      147,568            0                               3,237

*   Contract Year "0" represents your Contract issue date.

(1) Accumulation Balance is reduced by $50,000 that is converted into the Annuity Payout Value. CDSC's and Premium tax have not been applied in this Example. If the $50,000 was instead commuted into a Commuted Value (assuming a hypothetical discount rate of 6%), the Commuted Value would be $32,294. The remaining Accumulation Balance can be converted into Annuity Payout Value at a later date for additional Personal Pension Account Payouts.

(2) These Personal Pension Account Payouts shall continue for the life of the Annuitant, Owner or joint Owner pursuant to Annuity Payout Option Two.

                                                                    APP A-11

-------------------------------------------------------------------------------

EXAMPLE 2: SUBSEQUENT PPA DEPOSITS - ASSUME A $100,000 INITIAL PPA CONTRIBUTION WAS MADE AT A TIME WHEN WE DECLARED A HYPOTHETICAL CREDITED INTEREST RATE OF 4% AND THAT A $15,000 SUBSEQUENT PPA CONTRIBUTION WAS MADE WHEN WE DECLARED A HYPOTHETICAL CREDITED INTEREST RATE OF 3.75%. YOUR BENEFIT BALANCE WOULD INCREASE AS FOLLOWS:

                                                CREDITED                                    CREDITED        TOTAL
                              PPA               INTEREST                   PPA              INTEREST       BENEFIT
   AGE                    CONTRIBUTION            RATE                CONTRIBUTION            RATE         BALANCE
--------------------------------------------------------------------------------------------------------------------
    55       First           $100,000                                                                       $100,000
    56      Deposit                               4.00  %                                                    104,000
    57                                            4.00  %                                                    108,160
    58                                            4.00  %                                                    112,486
    59                                            4.00  %     Second      $15,000                            131,986
    60                                            4.00  %     Deposit                         3.75  %        137,228
    61                                            4.00  %                                     3.75  %        142,678
    62                                            4.00  %                                     3.75  %        148,345
    63                                            4.00  %                                     3.75  %        154,237
    64                                            4.00  %                                     3.75  %        160,362
    65                                            4.00  %                                     3.75  %        166,732

EXAMPLE 3A: BENEFIT BALANCE TRANSFER - THE FOLLOWING EXAMPLE ILLUSTRATES THE IMPACT ON VARIOUS VALUES ASSOCIATED TO THE CONTRACT WHEN A TRANSFER FROM THE SUB-ACCOUNTS TO THE PPA OCCURS. ASSUME THAT THE OWNER DEPOSITS $100,000 IN THE SUB-ACCOUNTS AND THEN ELECTS TO TRANSFER $5,000 FROM THE SUB-ACCOUNTS TO THE PPA IN WHICH EVENT:

                                                                 TRANSFER FROM
                                                              SUB-ACCOUNTS TO THE
                                                                      PPA
                                                        BEFORE VALUE            AFTER VALUE
--------------------------------------------------------------------------------------------
Sub-Account Value (assumed)                                $130,000                 $125,000
ROP V Withdrawal Limit                                           $0                       $0
MAV V Withdrawal Limit                                          n/a                      n/a
ROP V Death Benefit                                        $100,000               $96,153.85
MAV V - Anniversary Value (Before Value is
 assumed)                                                  $107,000              $102,884.62
MAV V - Premium Payments                                   $100,000               $96,153.85
Benefit Balance                                                  $0                   $5,000

-   The Sub-Account Value is reduced by the amount of the transfer ($5,000).

- As a result of the transfer, ROP V is reduced by a factor. The $5,000 transfer results in a factor of 0.96153 being applied to Premium Payments. The factor of 0.96153 is derived by 1-($5,000 Transfer / Contract Value prior to the transfer $130,000).

- As a result of the transfer, the MAV V Anniversary Value and Premium Payments are both reduced by a factor. The $5,000 transfer results in a factor of 0.96153 being applied to Premium Payments. The factor of 0.96153 is derived by 1-($5,000 Transfer / Contract Value prior to the transfer $130,000).

- Since there were no sums previously invested in the PPA, the Benefit Balance is increased by the amount of the transfer ($5,000).

EXAMPLE 3B: BENEFIT BALANCE TRANSFER - THE FOLLOWING EXAMPLE ILLUSTRATES THE IMPACT ON VARIOUS VALUES ASSOCIATED WITH THE CONTRACT WHEN A TRANSFER FROM THE PPA TO THE SUB-ACCOUNTS OCCURS. ASSUME THAT THE OWNER MAKES A PPA CONTRIBUTION OF $100,000 INTO THE PPA AND THEN ELECTS TO TRANSFER THE MAXIMUM AVAILABLE TRANSFER FROM THE PPA TO THE SUB-ACCOUNTS. THE TRANSFER RESTRICTION CONSIDERS THE FOLLOWING FACTORS:

  END OF YEAR      MAXIMUM OF A, B, C        A        B        C
-------------------------------------------------------------------
       1                  $4,120           $4,120   $3,000       $0
       2                  $4,120           $4,073   $2,966   $4,120

- Column A equals 4% of the Accumulation Balance as of the prior Contract Anniversary. Assume that the $100,000 PPA Contribution earns a Credited Interest Rate of 3%.

APP A-12

-------------------------------------------------------------------------------

- Column B equals the amount of interest credited to the Accumulation Balance over the most recent full Contract Year.

- Column C equals the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.

                                                                     TRANSFER FROM
                                                                      PPA TO THE
                                                                     SUB-ACCOUNTS
                                                                     END OF YEAR 1
                                                        BEFORE VALUE               AFTER VALUE
---------------------------------------------------------------------------------------------------
Sub-Account Value (assumed)                                $104,000                   $108,120
Annual Withdrawal Amount                                     $5,000                     $5,206
ROP V                                                      $100,000                   $104,120
MAV V - Anniversary Value (Before Value is
 assumed)                                                  $100,000                   $104,120
MAV V - Premium Payments                                   $100,000                   $104,120
Benefit Balance                                            $103,000                    $98,880

-   The Benefit Balance is reduced by the amount of the transfer ($4,120).

- The Remaining Gross Premium associated with the Sub-Accounts is increased by the proportional amount of the contributions to the PPA still subject to CDSC. The proportional amount is equal to the transfer from the PPA divided by the Accumulation Balance. ($4,120/$103,000) = $4,000.

-   ROP V is increased dollar for dollar for the amount of the transfer
    ($4,120).

- The MAV V Anniversary Value and Premium Payments are both increased dollar for dollar for the amount of the transfer ($4,120).

-   The Sub-Account Value is increased by the amount of the transfer ($4,120).

                                                                    APP A-13

-------------------------------------------------------------------------------

EXAMPLE 4A: FULL COMMUTATION WITH COMMUTED VALUE - ASSUME THAT THE OWNER DESIRES TO START TAKING ALL PPA PAYOUTS AND THEN FULLY COMMUTE THE PPA PAYOUTS IN CONTRACT YEAR 20, WHICH IS OUTSIDE OF THEIR GUARANTEE WINDOW. FOR THE PURPOSES OF THIS EXAMPLE, THE CONTRACT OWNER CHOSE A TARGET INCOME AGE OF 64. THE OWNER DOES NOT TERMINATE THEIR CONTRACT AND THEREFORE PPA PAYOUTS WILL RESUME AFTER THE GUARANTEED PAYOUT DURATION (ASSUMING THAT ALL RELEVANT PERSONS ARE ALIVE). ALSO, ASSUME THAT THE INITIAL PPA CONTRIBUTION IS EQUAL TO $100,000 AND NO PREMIUM PAYMENTS HAVE BEEN INVESTED IN THE FIXED ACCUMULATION FEATURE OR SUB-ACCOUNTS.

                                                                                     CREDITED
                 CONTRACT                      BENEFIT        ACCUMULATION           INTEREST
                  YEAR*            AGE         BALANCE           BALANCE               RATE
-------------------------------------------------------------------------------------------------
                      0              60         $100,000         $ 100,000              5.00%
                      1              61          105,000           105,000              5.00%
                      2              62          110,250           110,250              5.00%
                      3              63          115,763           115,763              5.00%
 GUARANTEE            4              64          121,551           121,551              5.00%
   WINDOW             5              65          127,628           127,628              5.00%
                      6              66          134,010           134,010              5.00%
                      7              67          140,710           140,710              5.00%
                      8              68          147,746           147,746              5.00%
                      9              69          155,133           155,133              5.00%
                     10              70          162,889           162,889              3.00%
                     11              71          167,776           167,776              3.00%
                     12              72          172,809           172,809              3.00%
                     13              73          177,994           177,994              3.00%
                     14              74          183,334           183,334              3.00%
                     15              75          188,834           188,834              3.00%
                     16              76          194,499           194,499              3.00%
                     17              77          200,333           200,333              3.00%
                     18              78          206,343           206,343              3.00%
                     19              79          212,534           212,534              3.00%
                     20              80          218,910                 0   (2)        1.50%
                     21              81              n/a               N/A               n/a   (6)
                     22              82              n/a               N/A               n/a
                     23              83              n/a               N/A               n/a
                     24              84              n/a               N/A               n/a
                     25              85              n/a               N/A               n/a
                     26              86              n/a               N/A               n/a
                     27              87              n/a               N/A               n/a
                     28              88              n/a               N/A               n/a
                     29              89              n/a               N/A               n/a
                     30              90              n/a               N/A               n/a

                                 PAYOUT
                ANNUITY         PURCHASE
                PAYOUT           RATES         COMMUTED
                 VALUE       (PER 1000)(1)      VALUE         PAYOUTS
------------  -------------------------------------------------------------
                      $ 0          61.68
                        0          61.99                           $ 0
                        0          62.33                             0
                        0          62.72                             0
 GUARANTEE              0          63.16                             0
   WINDOW               0          63.65                             0
                        0          64.17                             0
                        0          64.73                             0
                        0          65.31                             0
                        0          65.91                             0
                        0          66.56                             0
                        0          69.14                             0
                        0          71.94                             0
                        0          74.99                             0
                        0          78.32                             0
                        0          81.96                             0
                        0          85.92                             0
                        0          90.11                             0
                        0          94.63                             0
                        0          99.55                             0
                  218,910         111.11   (3) $165,439   (4)        0   (5)
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A         24,323   (7)
                      N/A            N/A            N/A         24,323   (7)

*   Contract Year "0" represents your Contract issue date.

(1) Payout Purchase Rates are only guaranteed if PPA Payouts begin within the Guarantee Window. Payouts that begin outside the Guarantee Window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what Payout Purchase Rates could be when commencing Personal Pension Account Payouts outside of the Guarantee Window. These rates may be as high as, but will never be greater than, the Payout Purchase Rates guaranteed for PPA Payouts we set at the time of your PPA Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner's contract.

(2) The Accumulation Balance is depleted to $0 based on being converted to Annuity Payout Value. CDSCs and Premium tax are not shown in this example.

APP A-14

-------------------------------------------------------------------------------

(3) Hypothetical Payout Purchase Rates are used because PPA Payouts and commutation may occur outside of the Guarantee Window.

(4) The Commuted Value depicted is based on commutation of the Annuity Payout Value (in this Example, is the same as the Benefit Balance because this is a full commutation) of $218,910 using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the PPA Payout(s) associated with the Annuity Payout Value over the Guaranteed Payout Duration (i.e., $218,910/$24,323 = 9 years) calculated using this discount rate.

(5) The PPA Payout is derived by multiplying the Annuity Payout Value by the Payout Purchase Rate applicable to the year in which commutation is requested and dividing by 1,000. In this case, $218,910*$111.11/1,000 = $24,323. However, in this example, PPA Payouts are commuted and paid to the Owner in one lump sum. Life contingent PPA Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living and have not terminated the Contract as illustrated in years 29 and 30.

(6)  Interest is no longer credited under the PPA.

(7) Lifetime PPA Payouts resume because in this Example the Annuitant is still living. The Owner would give up these lifetime PPA Payouts if he or she terminated the Contract.

                                                                    APP A-15

-------------------------------------------------------------------------------

EXAMPLE 4B: PARTIAL COMMUTATION WITH COMMUTED VALUE - ASSUME THAT THE OWNER DESIRES TO START TAKING PPA PAYOUTS AND COMMUTE HALF OF THE PPA PAYOUTS IN CONTRACT YEAR 20, WHICH IS OUTSIDE OF THEIR GUARANTEE WINDOW. IN THIS EXAMPLE, THE GUARANTEE WINDOW IS REPRESENTED BY THE SHADED AREA IN CONTRACT YEARS 1 THOUGH 7. CONTRACT YEAR 20 BEFORE ILLUSTRATES HOW THE ANNUITY PAYOUT VALUE IS SPLIT IN HALF TO SERVE AS THE BASIS FOR PPA PAYOUTS AND THE COMMUTED VALUE. CONTRACT YEAR 20 AFTER ILLUSTRATES THE AMOUNTS PAID TO THE OWNER IN THE FORM OF PPA PAYOUTS AND COMMUTED VALUE. THE OWNER DOES NOT TERMINATE THEIR CONTRACT AND PPA PAYOUTS WILL RESUME AFTER THE GUARANTEED PAYOUT DURATION (ASSUMING THAT ALL RELEVANT PERSONS ARE ALIVE). THE GUARANTEED PAYOUT DURATION IN THIS EXAMPLE IS ILLUSTRATED AS THE SHADED ROWS CORRESPONDING TO CONTRACT YEARS 20 THROUGH 28. ASSUME THE INITIAL DEPOSIT IS EQUAL TO $100,000 AND NO SUMS ARE INVESTED IN THE FIXED ACCUMULATION FEATURE OR SUB-ACCOUNTS.

                                                                  CREDITED       ANNUITY
  CONTRACT                    BENEFIT        ACCUMULATION         INTEREST        PAYOUT
   YEAR*           AGE        BALANCE          BALANCE              RATE         VALUE 1
------------------------------------------------------------------------------------------
     0              60         $100,000        $ 100,000             5.00%             $ 0
     1              61          105,000          105,000             5.00%               0
     2              62          110,250          110,250             5.00%               0
     3              63          115,763          115,763             5.00%               0
     4              64          121,551          121,551             5.00%               0
     5              65          127,628          127,628             5.00%               0
     6              66          134,010          134,010             5.00%               0
     7              67          140,710          140,710             5.00%               0
     8              68          147,746          147,746             5.00%               0
     9              69          155,133          155,133             5.00%               0
     10             70          162,889          162,889             3.00%               0
     11             71          167,776          167,776             3.00%               0
     12             72          172,809          172,809             3.00%               0
     13             73          177,994          177,994             3.00%               0
     14             74          183,334          183,334             3.00%               0
     15             75          188,834          188,834             3.00%               0
     16             76          194,499          194,499             3.00%               0
     17             77          200,333          200,333             3.00%               0
     18             78          206,343          206,343             3.00%               0
     19             79          212,534          212,534             3.00%               0
 20 BEFORE          80          218,910                0   (2)       1.50%         109,455
  20 AFTER          80           97,293                0   (2)        n/a           97,293
     21             81           85,131              N/A              n/a   (8)     85,131
     22             82           72,969              N/A              n/a           72,969
     23             83           60,807              N/A              n/a           60,807
     24             84           48,645              N/A              n/a           48,645
     25             85           36,483              N/A              n/a           36,483
     26             86           24,321              N/A              n/a           24,321
     27             87           12,159              N/A              n/a           12,159
     28             88                0              N/A              n/a                0
     29             89                0              N/A              n/a                0
     30             90                0              N/A              n/a                0
     31             91                0              N/A              n/a                0

                                                               PAYOUT
                    ANNUITY                                   PURCHASE
  CONTRACT           PAYOUT              COMMUTED              RATES
   YEAR*            VALUE 2                VALUE           (PER 1000)(1)     PAYOUTS
------------  ---------------------------------------------------------------------------
     0                    $ 0                                    61.68
     1                      0                                    61.99         $ 0
     2                      0                                    62.33           0
     3                      0                                    62.72           0
     4                      0                                    63.16           0
     5                      0                                    63.65           0
     6                      0                                    64.17           0
     7                      0                                    64.73           0
     8                      0                                    65.31           0
     9                      0                                    65.91           0
     10                     0                                    66.56           0
     11                     0                                    69.14           0
     12                     0                                    71.94           0
     13                     0                                    74.99           0
     14                     0                                    78.32           0
     15                     0                                    81.96           0
     16                     0                                    85.92           0
     17                     0                                    90.11           0
     18                     0                                    94.63           0
     19                     0                                    99.55           0
 20 BEFORE     (3)    109,455   (3)
  20 AFTER     (4)          0             $ 82,720   (5)        111.11   (6) 12,162    (7)
     21                     0                  N/A                 N/A       12,162
     22                     0                  N/A                 N/A       12,162
     23                     0                  N/A                 N/A       12,162
     24                     0                  N/A                 N/A       12,162
     25                     0                  N/A                 N/A       12,162
     26                     0                  N/A                 N/A       12,162
     27                     0                  N/A                 N/A       12,162
     28                     0                  N/A                 N/A       12,162
     29                     0                  N/A                 N/A       24,323    (9)
     30                     0                  N/A                 N/A       24,323
     31                     0                  N/A                 N/A       24,323

*   Contract Year "0" represents your Contract issue date.

(1) Payout Purchase Rates are only guaranteed if Personal Pension Account Payouts begin within the Guarantee Window. PPA Payouts that begin outside the Guarantee Window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what Payout Purchase Rates could be when commencing PPA Payouts outside of the Guarantee Window. These rates may be as high as, but will never be greater than, the Payout Purchase Rates guaranteed for PPA Payouts we set at the time of your PPA Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner's contract.

APP A-16

-------------------------------------------------------------------------------

(2) The Accumulation Balance is depleted to $0 based on all amounts being converted to Annuity Payout Value. CDSCs and Premium tax not shown in the Example.

(3) In Contract Year 20, the Owner elected to commute half of their Annuity Payout Value and receive the remaining half in the form of PPA Payouts. Thus, the Accumulation Balance of $218,910 is split in half. $109,455 is converted into Annuity Payout Value and will serve as the basis for PPA Payouts. The remaining $109,455 will serve as the basis for the Commuted Value calculation.

(4) The Annuity Payout Value of $109,455 is reduced by the PPA Payout of $12,162, leaving an Annuity Payout Value of $97,293 remaining.

(5) The Commuted Value depicted is based on commutation of half of the Annuity Payout Value, or $109,455, using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the PPA Payout(s) associated with the Annuity Payout Value over the remaining Guaranteed Payout Duration (i.e., $109,455/$12,162 = 9) calculated using the discount rate.

(6) A hypothetical Payout Purchase Rate is used because PPA Payouts and commutation occur outside of the Guarantee Window.

(7) The PPA Payout is derived by multiplying the Annuity Payout Value by the appropriate Payout Purchase Rate and dividing by 1,000. In this case, $109,455*111.11/1,000 = $12,162. However, in this example, half of the PPA Payouts are commuted and paid to the Owner in one lump sum. Life contingent PPA Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living as illustrated in Contract Years 29, 30, and 31.

(8)  Interest is no longer credited under the PPA.

(9) In this case, the lifetime PPA Payouts for each Annuity Payout Value is $12,162 ($109,455*111.11/1000 = $12,162). When combined, these lifetime PPA
     Payouts equal $24,323. Lifetime PPA Payouts begin because in this Example the Annuitant is still living. The Owner would give up these lifetime PPA Payouts if he or she terminated the Contract.

EXAMPLE 5: PERSONAL PENSION ACCOUNT TRANSFER PROGRAMS - THE FOLLOWING EXAMPLES ILLUSTRATE AUTOMATIC TRANSFERS OF INVESTMENT GAINS FROM SUB-ACCOUNT(S) INTO THE PPA. THE EXAMPLES ASSUME A $100,000 INITIAL PREMIUM PAYMENT INTO THE SUB-ACCOUNT(S) WITH $10,000 INITIAL DEPOSIT INTO PPA. THE EXAMPLES ILLUSTRATE THE EFFECT OF THESE TYPES OF TRANSFERS ON THE COMPONENTS OF THE CONTRACT IN VARYING MARKET CONDITIONS. ANNUAL PERFORMANCE IS ONLY SHOWN FOR ILLUSTRATION PURPOSES, AND IS NOT INDICATIVE OF THE PERFORMANCE YOU HAVE ACHIEVED OR WILL ACHIEVE UNDER THE RIDER.

(a)  FIXED DOLLAR AMOUNT OPTION

Under this option, the client indicates the specific dollar amount to be transferred and frequency of the transfers. The below illustrates an annual transfer of $5,000 with program election occurring at the time of Contract issue. As used below, BOY refers to the beginning of Contract Year and EOY refers to the end of Contract Year.

                             CONTRACT    CONTRACT
         CONTRACT             VALUE       VALUE           ANNUAL
          YEAR*               (BOY)       (EOY)       PERFORMANCE(1)
----------------------------------------------------------------------
            1                 $100,000    $102,000          2.00%
            2                   97,000     100,000          3.09%
            3                   95,000      94,500         -0.53%
            4                   89,500      95,000          6.15%
            5                   90,000      98,000          8.89%
            6                   93,000     106,000         13.98%
            7                  101,000     104,000          2.97%
            8                   99,000     105,000          6.06%

                                   PPA -
                                  BENEFIT            TOTAL DEATH
         CONTRACT               BALANCE(2)             BENEFIT             TRANSFER
          YEAR*                    (BOY)                (BOY)               AMOUNT
--------------------------  ------------------------------------------------------------
            1                      $10,000              $112,000             $5,000
            2                       15,300               115,300              5,000
            3                       20,759               115,259              5,000
            4                       26,382               121,382              5,000
            5                       32,173               130,173              5,000
            6                       38,138               144,138              5,000
            7                       44,283               148,283              5,000
            8                       50,611               155,611              5,000

*   Contract Year "0" represents your Contract issue date.

(1) The annual performance displayed applies only to the Contract Value. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2)  Annual interests of 3% was utilized in determining the Benefit Balance.

                                                                    APP A-17

-------------------------------------------------------------------------------

(b) INVESTMENT GAINS OPTION

Under this option, we will automatically transfer over any investment gains determined under the program on an annual basis into the PPA. In this example the program was established at the time of Contract issue and there is fluctuating (positive and negative) market conditions. As used below, BOY refers to beginning of Contract Year and EOY refers to end of Contract Year.

                                                            PPA        PPA
               CONTRACT    CONTRACT                       BENEFIT    BENEFIT
  CONTRACT      VALUE       VALUE        INVESTMENT       BALANCE    BALANCE
   YEAR*        (BOY)       (EOY)        GAINS(1)(2)       (BOY)     (EOY)(3)
------------------------------------------------------------------------------
     1          $100,000     $99,000             -         $10,000     $10,300
     2            99,000     101,000        $1,000          10,300      11,609
     3           100,000      95,000             -   (4)    11,609      11,957
     4            95,000      93,550             -          11,957      12,316
     5            93,550      98,000             -          12,316      12,685
     6            98,000     100,000             -          12,685      13,066
     7           100,000      99,500             -          13,066      13,458
     8            99,500     102,000         2,000          13,458     15,8612

       *   Contract Year "0" represents your Contract issue date.

       (1) Investment Gains are determined by comparing the positive difference between your Anniversary Value and starting value adjusted for Surrenders as of each Contract Anniversary. For example, in Contract Year 2, we compare the $100,000 PPA Benefit Balance to the Contract Value EOY $101,000.

       (2)  Is the amount transferred to the PPA.

       (3) Annual Credited Interest Rate of 3% was utilized in determining the Benefit Balance.

       (4)  No transfer to the PPA occurs as there are no Investment Gains.

(c)  INVESTMENT GAINS OPTION

Any optional Death Benefits elected with your Contract would be impacted by the transfer of investment gains.

Return of Premium V elected:

                                                                             ROP V
                             CONTRACT    CONTRACT                        PPA TRANSFER            ROP V                 ROP V
         CONTRACT             VALUE       VALUE        INVESTMENT         LIMIT PRIOR        PREMIUMS PRIOR           PREMIUMS
          YEAR*               (BOY)       (EOY)           GAINS           TO TRANSFER         TO TRANSFER          AFTER TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
            1                 $100,000     $99,000             -             $5,000              $100,000              $100,000
            2                   99,000     101,000        $1,000              5,000               100,000                99,000  (1)

      *   Contract Year "0" represents your Contract issue date.

Maximum Anniversary Value V elected:

                                                                             MAV V
                             CONTRACT    CONTRACT                        PPA TRANSFER         ANNIVERSARY           ANNIVERSARY
         CONTRACT             VALUE       VALUE        INVESTMENT         LIMIT PRIOR         VALUE PRIOR              VALUE
          YEAR*               (BOY)       (EOY)           GAINS           TO TRANSFER         TO TRANSFER              (EOY)
------------------------------------------------------------------------------------------------------------------------------------
            1                 $100,000     $99,000             -             $5,000              $100,000              $100,000  (2)
            2                   99,000     101,000        $1,000              5,000               100,000               100,000  (3)

      *   Contract Year "0" represents your Contract issue date.

      (1) Transfers to the PPA up to the PPA Transfer Limit impact the ROP V by the amount transferred.

      (2) The Contract Year 1 Anniversary Value would also be adjusted to $99,000.00 due to the Contract Year 2 $1,000 transfer.

      (3) Transfers to the PPA up to the PPA Transfer Limit impact the MAV V by the amount transferred. The $1,000 reduction is applied to the $101,000 Maximum Anniversary Value.

APP A-18

-------------------------------------------------------------------------------

(d) INCOME PATH-ANNUAL TRANSFER SCHEDULE WITH PERFORMANCE:

In this example, the Income Path program is established at the time of Contract issue. The current age of the Annuitant is 70, and the Target Income Age is 75; therefore, the length of time to the Target Income Age 5 years. The starting allocation elected is 60% Contract Value and 40% PPA. The Target Allocation elected is 20% Contract Value and 80% PPA. If there was no financial activity and flat annual performance, we would transfer 8.00% annually:

(Contract Value starting allocation - Contract Value ending allocation) / number of years from program start date to Target Income Age

(60 - 20) / 5 = 8.00%
(e)  INCOME PATH ANNUAL TRANSFER SCHEDULE WITH PERFORMANCE:

                                                                                              INCOME PATH
                                                                                                PROGRAM
                                                                                           ANNUAL ALLOCATION
                                                "PRIOR TO TRANSFER"                           PERCENTAGE
                       ANNUAL                       PERCENTAGES                                 TARGETS
                      CONTRACT            CONTRACT                PPA -             CONTRACT                 PPA -
   CONTRACT             VALUE              VALUE                 BENEFIT             VALUE                  BENEFIT
     YEAR*         PERFORMANCE (1)         (BOY)                 BALANCE             (EOY)                  BALANCE
------------------------------------------------------------------------------------------------------------------------
       0                                     60.0%                 40.00%             60.0%                   40.00%
       1                 -0.07              57.53%                 42.47%            56.67%(2)                43.33%
       2                 -0.14              52.20%                 47.80%            53.34%                   46.66%
       3                 0.079              53.36%                 46.64%            50.01%                   49.99%
       4                 0.081              51.22%                 48.78%            46.67%                   53.33%
       5                 0.066              47.53%                 52.47%            43.32%                   56.68%
       6                -0.024              42.00%                 58.00%            40.00%                   60.00%

                      ACTUAL
                     TRANSFER
                    FROM CV TO
                       PPA:
                    PERCENTAGE                 "AFTER TRANSFER"
                     TRANSFER                     PERCENTAGES   PPA -
   CONTRACT         OF CONTRACT         CONTRACT               BENEFIT
     YEAR*            VALUE %            VALUE                 BALANCE
---------------  ----------------------------------------------------------
       0                                   60.0%                 40.00%
       1               0.86%(3)           56.67%                 43.33%
       2                  0%(4)           52.20%                 47.80%
       3               3.35%              50.01%                 49.99%
       4               4.55%              46.67%                 53.33%
       5               4.21%              43.32%                 56.68%
       6               2.00%              40.00%                 60.00%

*   Contract Year "0" represents your Contract issue date.

(1) The annual performance displayed appllies only to the Contract Value. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2) Calculated as follows: previous year Contract Value percentage - (starting allocation - ending allocation) / number of years from program start date to Target Income Age: 60.00% - (60 - 40) / 6 = 56.67%

(3) Calculated as follows: Contract Value prior to transfer percentage - Contract Value percentage target: 57.53% - 56.67% = 0.86%

(4) No transfer occurs because the current allocation exceeds the Target Allocation for that year.

                                                                    APP A-19

-------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE V EXAMPLES

This Death Benefit is equal to the greatest of A, B or C:

A = Contract Value (minus Premium Based Charges, if applicable);

B = Premium Payments adjusted for partial Surrenders; and

C = Maximum Anniversary Value.

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                          TOTAL
                                                         PREMIUM
                                                         PAYMENTS
                       CONTRACT           PPA          (ADJUSTED BY          CONTRACT
   CONTRACT          VALUE(1)(2)        TRANSFER       SURRENDERS)            VALUE
     YEAR*               "A"            LIMIT(3)           "B"            PERFORMANCE(2)
-----------------------------------------------------------------------------------------
       0                $100,000           $5,000         $100,000               0.00%
       1                 102,120            5,106          100,000               2.12%
       2                 107,001            5,350          100,000               4.78%
       3                 105,664            5,350          100,000              -1.25%
       4                  96,260            5,350          100,000              -8.90%
       5                 106,425            5,350          100,000              10.56%

                                                               GUARANTEED
                                        MAXIMUM                  MINIMUM
                                      ANNIVERSARY             DEATH BENEFIT
                                    VALUE AT END OF             AT END OF
                                     EACH CONTRACT         EACH CONTRACT YEAR
   CONTRACT      ANNIVERSARY             YEAR             GREATEST OF "A", "B",
     YEAR*        VALUE(4)                "C"                    AND "C"
---------------  -----------------------------------------------------------------
       0                  -                    -                 $100,000
       1           $102,120             $102,120                  102,120
       2            107,001   (5)        107,001                  107,001
       3            105,664              107,001                  107,001
       4             96,260              107,001                  107,001
       5            106,425              107,001                  107,001

*   Contract Year "0" represents your Contract issue date.

(1)  Does not reflect a Premium Based Charge, if applicable.

(2) Assumes annual performance on the Contract Value. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(3) The Transfer Limit set at each Contract Anniversary will equal 5% of the greater of Premium Payment(s) or Maximum Anniversary Value.

(4) Anniversary Value each year is first established as the Contract Value on that Anniversary and is later be adjusted by subsequent Premium Payments transfers to and from the PPA and partial Surrenders, if applicable.

(5) Is the highest Anniversary Value and therefore is the Maximum Anniversary Value (MAV).

EXAMPLE 2: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. AT THE END OF CONTRACT YEAR 2 YOU APPLY A SUBSEQUENT PREMIUM PAYMENT OF $50,000. IN CONTRACT YEAR 3 YOU TRANSFER $7,850, AN AMOUNT EQUAL TO THE PPA TRANSFER LIMIT, TO THE PPA. IN CONTRACT YEAR 5 YOU TAKE A PARTIAL SURRENDER FOR $10,000.

                                                           TOTAL
                                                          PREMIUM
                                                         PAYMENTS
                CONTRACT               PPA             (ADJUSTED BY
CONTRACT      VALUE(1)(2)           TRANSFER            SURRENDERS)
 YEAR*            "A"               LIMIT(3)                "B"
------------------------------------------------------------------------
 0               $100,000             $5,000              $100,000
 1                102,120              5,000               100,000
 2                157,001              5,106               150,000  (8)
 3                147,189              7,850               142,150  (10)
 4                134,089              7,458               142,150
 5                130,324              7,458               132,020  (6)

                                                                       GUARANTEED
                                               MAXIMUM                   MINIMUM
                                             ANNIVERSARY              DEATH BENEFIT
                                           VALUE AT END OF              AT END OF
                                            EACH CONTRACT          EACH CONTRACT YEAR
CONTRACT           ANNIVERSARY                 YEAR(2)            GREATEST OF "A", "B",
 YEAR*              VALUE(4)                     "C"                     AND "C"
--------  --------------------------------------------------------------------------------
 0                      -                              -                 $100,000
 1               $133,989  (5)(6)(7)            $102,120                  102,120
 2                138,522  (5)(6)(7)(9)          157,001                  157,001
 3                136,700  (6)                   149,151                  149,151
 4                124,533  (6)                   149,151                  149,151
 5                130,324                        138,522                  138,522   (9)

*   Contract Year "0" represents your Contract issue date.

(1)  Does not reflect a Premium Based Charge, if applicable.

(2) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment, transfers to and from the Personal Pension Account and partial Surrender activity. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

APP A-20

-------------------------------------------------------------------------------

(3) The Transfer Limit set at each Contract Anniversary will equal 5% of the greater of Premium Payment(s) or Maximum Anniversary Value.

(4) Anniversary Value each year is first established as the Contract Value on that Anniversary and is later be adjusted by subsequent Premium Payments, transfers to and from the Personal Pension Account and partial Surrenders, if applicable.

(5) The Contract Year 1 & 2 Anniversary Values are adjusted by the subsequent Premium Payment of $50,000.

(6) The $10,000 partial Surrender results in a factor of 0.92873 being applied to Premium Payments as well as all previous Anniversary Values. The factor of 0.92873 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $140,324).

(7) The $7,850 transfer to the Personal Pension Account results in a dollar-for-dollar reduction to Premium Payments as well as all previous Anniversary Values.

(8) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(9) Is the Maximum Anniversary Value as adjusted by subsequent Premium Payments, transfers to and from the Personal Pension Account and partial Surrenders.

(10) Premium Payments of $150,000 are adjusted by the transfer to the Personal Pension Account of $7,850.

EXAMPLE 3: ASSUME THE SAME FACTS AS THE EXAMPLE ABOVE, EXCEPT THAT IN CONTRACT YEAR 3 YOU TRANSFER $10,000, AN AMOUNT IN EXCESS OF THE PPA TRANSFER LIMIT, TO THE PPA.

                                       PPA          PREMIUM
CONTRACT        CONTRACT            TRANSFER        PAYMENTS
 YEAR*      VALUE "A"(1)(2)         LIMIT(3)          "B"
------------------------------------------------------------------
 0               $100,000             $5,000         $100,000
 1                102,120              5,000          100,000
 2                157,001              5,106          150,000  (8)
 3                145,039              7,850          140,074  (10)
 4                132,130              7,349          140,074
 5                128,274              7,349          129,943  (6)

                                                                       GUARANTEED
                                               MAXIMUM                   MINIMUM
                                             ANNIVERSARY              DEATH BENEFIT
                                           VALUE AT END OF              AT END OF
                                            EACH CONTRACT          EACH CONTRACT YEAR
CONTRACT           ANNIVERSARY                 YEAR(2)            GREATEST OF "A", "B",
 YEAR*              VALUE(4)                     "C"                     AND "C"
--------  --------------------------------------------------------------------------------
 0                      -                              -                 $100,000
 1               $132,559  (5)(6)(7)            $102,120                  102,120
 2                136,344  (5)(6)(7)(9)          157,001                  157,001
 3                134,550  (6)                   146,973                  146,973
 4                122,575  (6)                   146,973                  146,973
 5                128,274                        136,344                  136,344   (9)

*   Contract Year "0" represents your Contract issue date.

(1)  Does not reflect a Premium Based Charge, if applicable.

(2) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment, transfer to/from PPA, and partial Surrender activity. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(3) The Transfer Limit set at each Contract Anniversary will equal 5% of the greater of Premium Payment(s) or Maximum Anniversary Value.

(4) Anniversary Value each year is first established as the Contract Value on that Anniversary and is later adjusted by subsequent Premium Payments, transfers to and from the PPA, and partial Surrenders, if applicable.

(5) The Contract Year 1 & 2 Anniversary Values are adjusted by the subsequent Premium Payment of $50,000.

(6) The $10,000 partial Surrender results in a factor of 0.92768 being applied to Premium Payments as well as all previous Anniversary Values. The factor of 0.92768 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $138,274).

(7) The $10,000 transfer to the Personal Pension Account results in a dollar for dollar reduction to Premium Payments as well as all previous Anniversary Values up to the PPA Transfer Limit of $7,850 and then a factor of 0.98539 is applied. The factor of 0.98539 is derived by 1-(A/(B-C)): A is the amount transferred in excess of the PPA Transfer Limit $2,145; B is the Contract Value prior to the transfer $155,039; and C is the PPA Transfer Limit less any previous transfers to the PPA that contract year $7,850.

(8) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(9) Is the Maximum Anniversary Value as adjusted by subsequent Premium Payments, transfers to/from Personal Pension Account, and partial Surrenders.

(10) Premium Payments of $150,000 are adjusted by the transfer to the PPA of $10,000.

                                                                    APP A-21

-------------------------------------------------------------------------------

EXAMPLE 4: MAXIMUM ANNIVERSARY VALUE V RIDER CHARGE EXAMPLE - ASSUME THE MAXIMUM ANNIVERSARY VALUE IS $102,120.00 AND PREMIUM PAYMENTS IS $100,000. THE CURRENT RIDER CHARGE IS 0.75%.

The current rider charge is assessed on the greater of the Maximum Anniversary Value or Premium Payments; therefore, the rider charge is $766, or $102,120 x 0.75%.

EXAMPLE 5: A PROPORTIONAL REDUCTION, IN THE FORM OF A FACTOR, IS APPLIED WHEN A TRANSFER TO THE PERSONAL PENSION ACCOUNT IN EXCESS OF THE TRANSFER LIMIT OCCURS OR WHEN A PARTIAL SURRENDER IS MADE.

The formula to calculate the proportional factor is 1 - ( A / B ):

A = The amount of the Surrender or transfer that exceeds a permissible limit, and

B = The Contract Value immediately prior to the transaction.

This example illustrates the impact of a transfer to the PPA in excess of the PPA Transfer Limit on the Maximum Anniversary Value V optional death benefit. Assume an amount equal to the PPA Transfer Limit has already been transferred during the Contract Year, and an additional amount of $10,000 is transferred to the PPA during the same Contract Year. Assume there have been no Surrenders and no prior excess transfers to the PPA.

     Values immediately prior to the partial Surrender:

       -   Your Contract Value is $140,000.

       -   Your total Premium Payments are $120,000.

       - Your Maximum Anniversary Value V component of your Death Benefit is $150,000.

       -   Your Personal Pension Account Benefit Balance is $6,000.

The factor for this transaction is 0.92857 and was derived from: 1 - ($10,000/$140,000).

     Values after the partial Surrender:

       -   Your Contract Value is $130,000.

       -   Your total Premium Payments are $120,000.

       - Your Premium Payments adjusted for partial Surrenders and excess transfers to the PPA are $111,429.

       - Your Maximum Anniversary Value V component of your death benefit is $139,286.

       -   Your PPA Benefit Balance is $16,000.

RETURN OF PREMIUM V EXAMPLES

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. IN CONTRACT YEAR 2 YOU APPLY A SUBSEQUENT PREMIUM PAYMENT OF $50,000. IN CONTRACT YEAR 3 YOU TRANSFER $7,500.00, AN AMOUNT EQUAL TO THE PERSONAL PENSION ACCOUNT TRANSFER LIMIT, TO THE PERSONAL PENSION ACCOUNT. IN CONTRACT YEAR 5 YOU TAKE A PARTIAL SURRENDER FOR $10,000.

                                                                                 GUARANTEED
                                                                                  MINIMUM
                                              PPA                              DEATH BENEFIT
   CONTRACT            CONTRACT            TRANSFER        PREMIUM               AT END OF
     YEAR*           VALUE(1)(2)           LIMIT(3)        PAYMENTS          EACH CONTRACT YEAR
-------------------------------------------------------------------------------------------------
       0                $100,000                            $100,000               $100,000
       1                 102,120             $5,000          100,000                102,120
       2                 157,001              5,000          150,000   (4)          157,001
       3                 147,539              7,500          142,500   (5)          147,539
       4                 134,408              7,125          142,500                142,500
       5                 130,658              7,125          132,369   (6)          132,369

        *   Contract Year "0" represents your Contract issue date.

        (1)  Does not reflect a Premium Based Charge, if applicable.

        (2) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and partial Surrender activity.

        (3) The Transfer Limit set at each Contract Anniversary will equal 5% of Premium Payment(s).

        (4) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

APP A-22

-------------------------------------------------------------------------------

                (5) Premium Payments of $150,000 are adjusted by the transfer to the PPA of $7,500.

                (6)  The $10,000 partial Surrender results in a factor of
                     0.92890 being applied to Premium Payments. After multiplying the factor of 0.92890 to $142,500, the adjusted Premium Payments equal $132,369. The factor of 0.92890 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $140,658).

EXAMPLE 2: ASSUME THE SAME FACTS AS THE EXAMPLE ABOVE, EXCEPT THAT IN CONTRACT YEAR 3 YOU TRANSFER $10,000, AN AMOUNT IN EXCESS OF THE PPA TRANSFER LIMIT, TO THE PERSONAL PENSION ACCOUNT.

                                                                                  MINIMUM
                                                                                 GUARANTEED
                                              PPA                              DEATH BENEFIT
   CONTRACT            CONTRACT            TRANSFER        PREMIUM               AT END OF
     YEAR*           VALUE(1)(2)           LIMIT(3)        PAYMENTS          EACH CONTRACT YEAR
-------------------------------------------------------------------------------------------------
       0                $100,000                            $100,000               $100,000
       1                 102,120             $5,000          100,000                102,120
       2                 157,001              5,000          150,000   (4)          157,001
       3                 145,039              7,500          140,085   (5)          145,039
       4                 132,130              7,004          140,085                140,085
       5                 128,274              7,004          129,954   (6)          129,954

*      Contract Year "0" represents your Contract issue date.

(1)    Does not reflect a Premium Based Charge, if applicable.

(2) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and partial Surrender activity.

(3) The Transfer Limit set at each Contract Anniversary will equal 5% of Premium Payment(s).

(4) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(5) The $10,000 transfer to the PPA results in a dollar-for-dollar reduction to Premium Payments as well as all previous Anniversary Values up to the PPA Transfer Limit of $7,500 and then a factor of 0.98305 is applied. The factor of 0.98305 is derived by 1-(A/(B-C)): A is the amount transferred in excess of the PPA Transfer Limit $2,500; B is the Contract Value prior to the transfer $155,039; and C is the Personal Pension Account Transfer Limit less any previous transfers to the PPA that Contract Year $7,500.

(6) The $10,000 partial Surrender results in a factor of 0.92890 being applied to Premium Payments. After multiplying the factor of 0.92768 to $140,085, the adjusted Premium Payments equal $129,954. The factor of
       0.92768 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $138,274).

EXAMPLE 3: A PROPORTIONAL REDUCTION, IN THE FORM OF A FACTOR, IS APPLIED WHEN A TRANSFER TO THE PERSONAL PENSION ACCOUNT IN EXCESS OF THE TRANSFER LIMIT OCCURS OR WHEN A PARTIAL SURRENDER IS MADE.

THE FORMULA TO CALCULATE THE PROPORTIONAL FACTOR IS 1 - ( A / B ):

A = THE AMOUNT OF THE SURRENDER OR TRANSFER THAT EXCEEDS A PERMISSIBLE LIMIT,
AND

B = THE CONTRACT VALUE IMMEDIATELY PRIOR TO THE TRANSACTION.

THIS EXAMPLE ILLUSTRATES THE IMPACT OF A PARTIAL SURRENDER ON ROP V IN A DOWN MARKET. ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 2 EQUALS $5,000. ALL SURRENDERS REDUCE YOUR ROP V DEATH BENEFIT VALUE ON A PROPORTIONAL BASIS.

     Values immediately prior to the partial Surrender:

       -   Your Contract Value is $85,000.

       -   Your total Premium Payments are $100,000.

       -   Your ROP V Death Benefit value is $100,000.

The factor for this transaction is 0.94117 and was derived from: 1 - ($5,000/$85,000).

     Values after the partial Surrender:

       -   Your Contract Value is $80,000.

       -   Your total Premium Payments are $100,000.

       -   Your ROP V Death Benefit value is $94,118.

                                                                    APP A-23

-------------------------------------------------------------------------------

MAXIMUM DAILY VALUE EXAMPLES

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. ON THE 2ND FRIDAY, YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000

                                                                             MAXIMUM DAILY
   VALUATION      CONTRACT              MAXIMUM          PREMIUM              VALUE DEATH
     DAYS         VALUE(1)            DAILY VALUE        PAYMENTS              BENEFIT(2)
-----------------------------------------------------------------------------------------------
    Monday         $100,000              $100,000         $100,000              $100,000
    Tuesday          98,105               100,000          100,000               100,000
   Wednesday         98,887               100,000          100,000               100,000
   Thursday         101,321   (3)         101,321   (3)    100,000               101,321
    Friday          101,895   (3)         101,895   (3)    100,000               101,895
    Monday          103,676   (3)         103,676   (3)    100,000               103,676
    Tuesday         105,460   (3)         105,460   (3)    100,000               105,460
   Wednesday        105,120               105,460          100,000               105,460
   Thursday         103,895               105,460          100,000               105,460
    Friday          155,108   (4)         155,460   (4)    150,000   (4)         155,460     (4)

        (1)  Does not reflect Premium Based Charge, if applicable.

        (2) The Death Benefit under Maximum Daily Value pays the greatest value of (A) the Maximum Daily Value, adjusted for partial Surrenders and Transfers to the PPA; (B) the Premium Payments, adjusted for partial Surrenders and Transfers to the PPA; or (C) the Contract Value, less Premium Based Charge, if applicable.

        (3) The Maximum Daily Value component is equal to the greater of the Contract Value or the Maximum Daily Value as of the prior Valuation Day.

        (4) The additional Premium Payment increases the Maximum Daily Value and Premium Payments components on a dollar-for-dollar basis.

EXAMPLE 2: ASSUME YOU TAKE A PARTIAL SURRENDER OF $5,000 ON THE FOLLOWING TUESDAY (PRIOR TO THE PARTIAL SURRENDER, THE CONTRACT VALUE WAS $103,385).

                                                                       MAXIMUM DAILY
   VALUATION      CONTRACT         MAXIMUM          PREMIUM             VALUE DEATH
     DAYS         VALUE(1)       DAILY VALUE        PAYMENTS              BENEFIT
----------------------------------------------------------------------------------------
    Monday         $102,568         $105,460         $100,000              $105,460
    Tuesday          98,385          100,360   (2)     95,164   (2)         100,360
   Wednesday         99,887          100,360           95,164               100,360
   Thursday          99,460          100,360           95,164               100,360
    Friday          101,052          101,052   (3)     95,164               101,052

        (1)  Does not reflect Premium Based Charge, if applicable.

        (2) The partial Surrender adjusts the Maximum Daily Value and Premium Payments components each by a factor of 0.95164. The factor is derived as [ 1 - ( $5,000 / $103,385 ) ].

        (3) The Maximum Daily Value continues to increase any day that the Contract Value exceeds the Maximum Daily Value as of the prior Valuation Day.

APP A-24

-------------------------------------------------------------------------------

EXAMPLE 3: ASSUME THE SAME FACTS AS ABOVE, AND THAT YOU HAVE ELECTED DAILY LOCK INCOME BENEFIT AND HAVE A LIFETIME BENEFIT PAYMENT AVAILABLE OF $5,677 WHEN YOU TAKE THE PARTIAL SURRENDER OF $5,000.

                                                                       MAXIMUM DAILY
   VALUATION      CONTRACT         MAXIMUM          PREMIUM             VALUE DEATH
     DAYS         VALUE(1)       DAILY VALUE        PAYMENTS              BENEFIT
----------------------------------------------------------------------------------------
    Monday         $102,568         $105,460         $100,000              $105,460
    Tuesday          98,385          100,460   (2)     95,000   (2)         100,460
   Wednesday         99,887          100,460           95,000               100,460
   Thursday          99,460          100,460           95,000               100,460
    Friday          101,052          101,052           95,000               101,052

        (1)  Does not reflect Premium Based Charge, if applicable.

        (2) The partial Surrender adjusts the Maximum Daily Value and Premium Payments components each by the dollar amount of the partial Surrender.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3, BUT INSTEAD OF A PARTIAL SURRENDER YOU TRANSFER $5,000 TO THE PPA ON TUESDAY. THIS IS AN AMOUNT EQUAL TO THE APPLICABLE PPA TRANSFER LIMIT. THEN, ON THURSDAY AND DURING THE SAME CONTRACT YEAR, YOU TRANSFER ANOTHER $5,000 TO THE PPA (PRIOR TO THIS SECOND TRANSFER, THE CONTRACT VALUE IS $99,460).

                                                                       MAXIMUM DAILY
   VALUATION      CONTRACT         MAXIMUM          PREMIUM             VALUE DEATH
     DAYS         VALUE(1)       DAILY VALUE        PAYMENTS              BENEFIT
----------------------------------------------------------------------------------------
    Monday         $102,568         $105,460         $100,000              $105,460
    Tuesday          98,385          100,460   (2)     95,000   (2)         100,460
   Wednesday         99,887          100,460           95,000               100,460
   Thursday          94,460           95,410   (3)     90,224   (3)          95,410
    Friday           96,052           96,052           90,224                96,052

        (1)  Does not reflect Premium Based Charge, if applicable.

        (2) The Transfer to PPA adjusts the Maximum Daily Value and Premium Payments components each by the dollar amount of the Transfer.

        (3) The Transfer to PPA adjusts the Maximum Daily Value and Premium Payments components each by a factor of 0.94973. The factor is derived as [ 1 - ($5,000 / $99,460) ].

LEGACY LOCK EXAMPLES

Your Legacy Lock is the greatest of Return of Premium V or Enhanced Return of Premium.

EXAMPLE 1: ASSUME YOUR INITIAL DEPOSIT IS $100,000. AT THE END OF CONTRACT YEAR 1, YOU SURRENDER $5,300, WHICH IS EQUAL TO THE FUTURE6 OR DAILY LOCK INCOME BENEFIT LIFETIME BENEFIT PAYMENT. IN CONTRACT YEAR 3, YOU SURRENDER $7,000, WHICH IS GREATER THAN THE LIFETIME BENEFIT PAYMENT OF $5,300.

                                                                      AFTER TRANSACTION
                                                         PREMIUM                ENHANCED RETURN
               CONTRACT VALUE                            PAYMENTS                  OF PREMIUM
 CONTRACT         PRIOR TO         CONTRACT            COMPONENT OF               COMPONENT OF
  YEAR*      TRANSACTIONS(1)(2)     VALUE                 ROP V                   LEGACY LOCK              LEGACY LOCK(1)
---------------------------------------------------------------------------------------------------------------------------
    0              $100,000         $100,000              $100,000                   $100,000                  $100,000
    1               102,120          $96,820                94,810   (3)              100,000   (3)            $100,000
    2               101,448         $101,448                94,810                    100,000                  $101,448
    3               100,180          $93,180                88,185   (4)               98,208   (4)             $98,208
    4                84,887          $84,887                88,185                     98,208                   $98,208
    5                93,851          $93,851                88,185                     98,208                   $98,208

        *   Contract Year "0" represents your Contract issue date

        (1)  Does not reflect a Premium Based Charge, if applicable.

        (2) Assumes annual performance on the Contract Value, as well as partial Surrenders.

                                                                    APP A-25

-------------------------------------------------------------------------------

                (3) As a result of the Surrender, the Return of Premium V is adjusted by a proportional factor of 0.94810. This factor is derived by 1 - (A / B): A is the amount of the Surrender; and B is the Contract Value prior to the Surrender. Because the Surrender did not exceed the Lifetime Benefit Payment, the Legacy Lock is not adjusted.

                (4) As a result of the Surrender, the Return of Premium V is adjusted by a proportional factor of 0.93013. This factor is derived by 1 - (A / B): A is the amount of the Surrender; and B is the Contract Value prior to the Surrender. Because the Surrender was in excess of the Lifetime Benefit Payment, the Legacy Lock is adjusted by a proportional factor of 0.98208. This factor is derived by 1
                     - (A/(B-C)): A is the amount Surrendered in excess of the Lifetime Benefit Payment; B is the Contract Value prior to the Surrender; and C is the available Lifetime Benefit Payment prior to the Surrender.

EXAMPLE 2: ASSUME YOUR INITIAL DEPOSIT IS $100,000. IN CONTRACT YEAR 2, YOU TRANSFER $10,000 TO THE PPA; THIS AMOUNT IS IN EXCESS OF THE PPA TRANSFER LIMIT OF $5,600.

                                                                      AFTER TRANSACTION
                                                         PREMIUM                ENHANCED RETURN
               CONTRACT VALUE                            PAYMENTS                  OF PREMIUM
 CONTRACT         PRIOR TO         CONTRACT            COMPONENT OF               COMPONENT OF
  YEAR*      TRANSACTIONS(1)(2)     VALUE                 ROP V                   LEGACY LOCK              LEGACY LOCK(1)
---------------------------------------------------------------------------------------------------------------------------
    0              $100,000         $100,000              $100,000                   $100,000                  $100,000
    1               102,120         $102,120               100,000                    100,000                   102,120
    2               107,001          $97,001                90,304   (3)               90,304   (3)              97,001
    3                95,789          $95,789                90,304                     90,304                    95,789
    4                87,264          $87,264                90,304                     90,304                    90,304
    5                96,479          $96,479                90,304                     90,304                    96,479

        *   Contract Year "0" represents your Contract issue date.

        (1)  Does not reflect a Premium Based Charge, if applicable.

        (2) Assumes annual performance on the Contract Value, as well as partial Surrender activity.

        (3) As a result of the transfer, both the Return of Premium V and Legacy Lock are adjusted. Each amount is first adjusted for the amount that does not exceed the PPA Transfer Limit ($5,600). Then, each value is adjusted by a proportional factor of 0.95660. This factor is derived as 1 - (A/(B-C)): A is the amount transferred in excess of the PPA Transfer Limit; B is the Contract Value prior to the transfer; and C is the amount of the available PPA Transfer Limit prior to the transaction.

SAFETY PLUS EXAMPLES

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. PRIOR TO YOUR FIRST CONTRACT ANNIVERSARY, YOU APPLY A SUBSEQUENT PREMIUM PAYMENT OF $50,000. IN CONTRACT YEAR 3 YOU APPLY AN ADDITIONAL SUBSEQUENT PREMIUM PAYMENT OF $15,000.

                                                     GUARANTEED             CREDIT TO
 CONTRACT    CONTRACT           PREMIUM             ACCUMULATION         CONTRACT VALUE,
  YEAR*     VALUE(1)(2)        PAYMENTS                BENEFIT               IF ANY
------------------------------------------------------------------------------------------
    0          $100,000          $100,000               $100,000
   0.5          145,000           150,000                150,000   (3)
    1           146,450           150,000                150,000
    2           158,166           150,000                150,000
    3           182,656   (4)     165,000   (4)          150,000   (4)
    4           160,737           165,000                150,000
    5           152,700           165,000                150,000
    6           166,443           165,000                150,000
    7           174,766           165,000                150,000
    8           157,289           165,000                150,000
    9           143,133           165,000                150,000
    10          135,976           165,000               $150,000              $14,024   (5)

        *   Contract Year "0" represents your Contract issue date.

        (1)  Does not reflect a Premium Based Charge, if applicable.

APP A-26

-------------------------------------------------------------------------------

                (2) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment activity.

                (3) The Guaranteed Accumulation Benefit of $100,000 is adjusted by the subsequent Premium Payment in the first Contract Year of $50,000.

                (4) The Guaranteed Accumulation Benefit of $150,000 is not adjusted by the subsequent Premium Payment in the third Contract Year of $15,000.

                (5) On the rider maturity date, a credit equal to the difference in the Contract Value and the Guaranteed Accumulation Benefit is applied to the Contract Value to bring the Contract Value equal to the Guaranteed Accumulation Benefit $150,000.

EXAMPLE 2: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. IN CONTRACT YEAR 1 YOU TRANSFER $5,000, AN AMOUNT EQUAL TO THE PPA TRANSFER LIMIT, TO THE PPA. AFTER THE RIDER MATURITY DATE, BUT PRIOR TO THE ELEVENTH CONTRACT ANNIVERSARY, YOU TRANSFER AN AMOUNT EQUAL TO YOUR CONTRACT VALUE TO THE PPA.

                                       GUARANTEED            CREDIT TO
 CONTRACT         CONTRACT            ACCUMULATION        CONTRACT VALUE,       PPA ACCUMULATION
  YEAR*         VALUE(1)(2)             BENEFIT               IF ANY               BALANCE(3)
----------------------------------------------------------------------------------------------------
    0              $100,000              $100,000                                        $5,000
    1                90,950                95,000   (4)                                   5,150
    2                98,226                95,000                                         5,304
    3               104,119                95,000                                         5,464
    4                91,625                95,000                                         5,627
    5                87,044                95,000                                         5,796
    6                94,878                95,000                                         5,970
    7                99,622                95,000                                         6,149
    8               105,101                95,000                                         6,334
    9                98,690                95,000                                         6,524
    10               95,729                95,000                $0      (5)              6,720
    11                    0                     0                                       111,064   (6)

        *   Contract Year "0" represents your Contract issue date.

        (1)  Does not reflect a Premium Based Charge, if applicable.

        (2) Assumes annual performance on the Contract Value, as well as transfer to the PPA activity.

        (3) Assumes a Credited Interest Rate of 3% is applied to the PPA Accumulation Balance.

        (4) The Guaranteed Accumulation Benefit of $100,000 is adjusted by the transfer to the PPA in the first Contract Year of $5,000.

        (5) On the rider maturity date, a credit is not applied to the Contract Value since the Contract Value exceeds the Guaranteed Accumulation Benefit.

        (6) An amount equal to $104,345 is transferred to the PPA; this amount is equal to the entire Contract Value and assumes investment performance of 9.0% since the 10th Contract Anniversary. $95,000 of the total $104,345 transferred will receive maximum guaranteed Payout Purchase Rates with a one-time increase to the Payout Purchase Rate (referred to as an Income Enhancer). The remaining $9,345 transferred will receive then current maximum guaranteed Payout Purchase Rates. Please Section 7, Safety Plus, "Does your Benefit Base Change Under the Rider."

                                                                    APP A-27

-------------------------------------------------------------------------------

EXAMPLE 3: ASSUME AN INITIAL CONTRIBUTION OF $100,000, AND DURING CONTRACT YEAR 4 YOU MAKE A PARTIAL SURRENDER OF $7,000.

                                                                                                                  GUARANTEED
                              CONTRACT                                      CONTRACT            PARTIAL          ACCUMULATION
                                YEAR*                                      VALUE(1)(2)         SURRENDER            BENEFIT
---------------------------------------------------------------------------------------------------------------------------------
                                  0                                          $100,000          -                    $100,000
                                  1                                            93,000          -                     100,000
                                  2                                            84,630          -                     100,000
                                  3                                            88,862          -                     100,000
                                  4                                            94,193            $7,000               92,568   (2)
                                  5                                            97,961          -                      92,568
                                  6                                            96,002          -                      92,568
                                  7                                           102,722          -                      92,568
                                  8                                           110,940          -                      92,568
                                  9                                           105,393          -                      92,568
                                 10                                           106,447          -                      92,568   (3)

        *   Contract Year "0" represents your Contract issue date.

        (1)  Does not reflect a Premium Based Charge, if applicable

        (2) The partial Surrender of $7,000 reduces the Guaranteed Accumulation Benefit by a factor of 0.92568, The factor is derived from 1 - ($7,000 / $94,193).

        (3) Because the Guaranteed Accumulation Benefit is less than the Contract Value on the tenth Anniversary, there would be no adjustment applied. The Safety Plus rider would subsequently terminate.

EXAMPLE 4: A PROPORTIONAL REDUCTION, IN THE FORM OF A FACTOR, IS APPLIED WHEN A TRANSFER TO THE PPA IN EXCESS OF THE TRANSFER LIMIT OCCURS OR WHEN A PARTIAL SURRENDER IS MADE. THE FORMULA TO CALCULATE THE PROPORTIONAL FACTOR IS 1 - (A /
B):

A = THE AMOUNT OF THE SURRENDER OR TRANSFER THAT EXCEEDS A PERMISSIBLE LIMIT,
AND

B = THE CONTRACT VALUE IMMEDIATELY PRIOR TO THE TRANSACTION.

THIS EXAMPLE ILLUSTRATES THE IMPACT OF A PARTIAL SURRENDER ON THE SAFETY PLUS RIDER IN A DOWN MARKET. ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 4 EQUALS $8,000. ALL SURRENDERS REDUCE THE GUARANTEED ACCUMULATION BENEFIT VALUE ON A PROPORTIONAL BASIS.

     Values immediately prior to the partial Surrender:

       -   Your Contract Value is $90,000.

       -   Your total Premium Payments are $100,000.

       -   Your Guaranteed Accumulation Benefit value is $100,000.

The factor for this transaction is 0.911111 and was derived from: 1 - ($8,000/$90,000).

     Values after the partial Surrender:

       -   Your Contract Value is $82,000.

       -   Your total Premium Payments are $100,000.

       -   Your Guaranteed Accumulation Benefit value is $91,111.

APP A-28

-------------------------------------------------------------------------------

FUTURE5 AND FUTURE6 EXAMPLES

Future 5 and Future6 operate similarly except vary by Deferral Bonus, fees and investment restrictions. The following benefit features illustrated below apply to Future5 and Future6 interchangeably.

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. YOUR CONTRACT VALUE, PAYMENT BASE AND BONUS BASE ARE ALL EQUAL TO $100,000. YOU HAVE ELECTED FUTURE5 -SINGLE LIFE, AND BASED ON YOUR AGE OF 60 YOU INITIAL WITHDRAWAL PERCENTAGE IS AT 4%. IN CONTRACT YEARS 7, 9, 11 AND 12 YOU TAKE PARTIAL SURRENDER OF THE AMOUNT EQUAL TO YOUR AVAILABLE LIFETIME BENEFIT PAYMENT. IN CONTRACT YEAR 10, YOU TAKE A PARTIAL SURRENDER OF $10,000.

CONTRACT                       CONTRACT            DEFERRAL          WITHDRAWAL
 YEAR*         AGE           VALUE(1)(2)             BONUS           PERCENTAGE
-----------------------------------------------------------------------------------
 0              60              $100,000                 $0                4%
 1              61                93,930              5,000                4%
 2              62               101,632              5,000                4%
 3              63               106,694              5,000                4%
 4              64               118,408              5,000                4%
 5              65               125,726              5,000                5%
 6              66               137,306              6,286                5%
 7              67               127,722              6,865                5%
 8              68               126,683                  0                5%
 9              69               134,538                  0                5%
 10             70               138,025                  0                5%
 11             71               140,955                  0                5%
 12             72               141,319                  0                5%

              LIFETIME                              PAYMENT BASE AT        BONUS BASE AT
CONTRACT       BENEFIT            SURRENDER           END OF EACH           END OF EACH
 YEAR*         PAYMENT             AMOUNT            CONTRACT YEAR         CONTRACT YEAR
--------  ----------------------------------------------------------------------------------
 0              $4,000                   $0              $100,000              $100,000
 1               4,200                    0               105,000   (3)         100,000
 2               4,400                    0               110,000               100,000
 3               4,600                    0               115,000               100,000
 4               4,800                    0               120,000               100,000
 5               6,286   (4)              0               125,726   (5)         125,726   (5)
 6               6,865                    0               137,306               137,306
 7               7,209                7,209   (6)         144,171                     0   (6)
 8               7,209                    0               144,171                     0
 9               7,209                7,209               144,171                     0
 10              7,209               10,000   (7)         141,094   (7)               0
 11              7,055                7,055               141,094                     0
 12              7,066                7,066               141,319                     0

    *   Contract Year "0" represents your Contract issue date.

    (1) Assumes annual performance on the Contract Value and partial Surrender activity. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

    (2)  Does not reflect a Premium Based Charge, if applicable.

    (3) The Deferral Bonus is applied to the Payment Base on Contract Anniversaries 1, 2, 3 and 4.

    (4) The Lifetime Benefit Payment increases as the result of the increases in the Payment Base. Additionally, because no Surrenders have been taken, the Withdrawal Percentage increases to 5% upon attaining the age of 65.

    (5) Applies a Market Increase to the Payment Base and the Bonus Base on Contract Anniversaries 5 and 6 because the Contract Value exceeds the Deferral Bonus Base.

    (6) A partial Surrender equal to the Lifetime Benefit Payment does not impact the Payment Base or Lifetime Benefit Payment, but as the first Surrender it resets the Bonus Base to $0 and there are no subsequent Deferral Bonus opportunities.

    (7) A partial Surrender of $10,000 is in excess of the Lifetime Benefit Payment; the Payment Base is reset by a factor of 0.97866 derived from 1 - ($2,791 / ($138,025 - $7,209)).

                                                                    APP A-29

-------------------------------------------------------------------------------

EXAMPLE 2: ASSUME THE ELECTION OF FUTURE5 AND MAXIMUM ANNIVERSARY VALUE V, WITH AN INITIAL PREMIUM PAYMENT OF $100,000 AT AGE 65. IN CONTRACT YEAR 2, A TRANSFER TO THE PPA EQUAL TO THE TRANSFER LIMIT OCCURS. IN CONTRACT YEAR 4, A TRANSFER IN EXCESS OF THE TRANSFER LIMIT OCCURS.

                                                   MAV V DEATH
                               FUTURE5              BENEFIT AT
                             PAYMENT BASE          BEGINNING OF        PPA TRANSFER
                           AT BEGINNING OF             EACH          LIMIT / LIFETIME
 CONTRACT     CONTRACT      EACH CONTRACT            CONTRACT             BENEFIT
ANNIVERSARY   VALUE(1)           YEAR                  YEAR             PAYMENT(2)
--------------------------------------------------------------------------------------
  0            $100,000         $100,000              $100,000             $5,000
  1              93,930          105,000               100,000              5,250
  2             101,632          110,000               101,632              5,500
  3             100,920          109,500               100,920              5,475
  4             112,001          114,500               112,001              5,725
  5             108,304          108,304               108,304              5,415
  6             118,279          118,279               118,279              5,914
  7             110,023          118,279               118,279              5,914
  8             115,656          118,279               118,279              5,914


                                   FUTURE5             MAV V DEATH
                                 PAYMENT BASE         BENEFIT AT END
 CONTRACT    TRANSFER           AT END OF EACH           OF EACH
ANNIVERSARY   TO PPA            CONTRACT YEAR         CONTRACT YEAR
-----------  ----------------------------------------------------------
  0                 $0              $100,000              $100,000
  1                  0               105,000               100,000
  2              5,500   (3)         104,500                96,132
  3                  0               109,500               100,920
  4             10,000   (4)         104,399   (4)         102,001   (4)
  5                  0               108,304               108,304
  6                  0               118,279               118,279
  7                  0               118,279               118,279
  8                  0               118,279               118,279

(1) Assumes annual performance on the Contract Value as well as transfers to/from PPA. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2) When Future5 is elected and the Lifetime Eligible Income Date has been attained, the prevailing PPA Transfer Limit for both optional benefits is equal to the Lifetime Benefit Payment. This is because the Future5 or Future6 Transfer Limit always prevails over any optional Death Benefit Transfer Limits.

(3) The transfer of $5,500 equals the PPA Transfer Limit; the Future5 Payment Base and MAV V Death Benefit is reduced by the dollar amount of the transfer.

(4) The transfer of $10,000 exceeds the PPA Transfer Limit; the Future5 Payment Base is first reduced by the dollar amount up to the PPA Transfer Limit, and then by a factor of 0.95977 (Derived from 1 - (($10,000 - $5,725) / ($112,001 - $5,725)). The MAV V is similarly reset, first by the dollar amount up to the Transfer Limit, and then by the same factor of 0.95977. This transaction also resets the Bonus Base to $0

(5)  Does not reflect a Premium Based Charge, if applicable.

EXAMPLE 3: A PROPORTIONAL REDUCTION, IN THE FORM OF A FACTOR, IS APPLIED WHEN A TRANSFER IS MADE TO THE PPA IN EXCESS OF THE PPA TRANSFER LIMIT OCCURS, OR WHEN A PARTIAL SURRENDER IS TAKEN IN EXCESS OF THE THRESHOLD PAYMENT OR LIFETIME BENEFIT PAYMENT, IF APPLICABLE. THE FACTOR CAN BE CALCULATED AS 1 - (A / ( B -
C):

A = THE AMOUNT OF THE SURRENDER OR TRANSFER THAT EXCEEDS THE THRESHOLD PAYMENT, LIFETIME BENEFIT PAYMENT, OR TRANSFER LIMIT,

B = THE CONTRACT VALUE IMMEDIATELY PRIOR TO THE TRANSACTION, AND

C = THE REMAINING THRESHOLD PAYMENT, LIFETIME BENEFIT PAYMENT OR TRANSFER LIMIT IMMEDIATELY PRIOR TO THE TRANSACTION.

THIS EXAMPLE ILLUSTRATES THE IMPACT OF A TRANSFER TO THE PPA IN EXCESS OF THE PPA TRANSFER LIMIT ON WITH FUTURE5 OR FUTURE6. ASSUME AN AMOUNT EQUAL TO THE PPA TRANSFER LIMIT HAS ALREADY BEEN TRANSFERRED DURING THE CONTRACT YEAR, AND AN ADDITIONAL AMOUNT OF $15,000 IS TRANSFERRED TO THE PPA DURING THE SAME CONTRACT YEAR. ASSUME THERE HAVE BEEN NO SURRENDERS AND NO PRIOR EXCESS TRANSFERS TO THE PPA.

     Values immediately prior to the partial Surrender:

       -   Your Contract Value is $200,000.

       -   Your total Premium Payments are $180,000.

       -   Your Payment Base is $225,000.

       -   Your Deferral Bonus Base is $210,000.

       -   Your Personal Pension Account Benefit Balance is $10,000.

APP A-30

-------------------------------------------------------------------------------

The factor for this transaction is 0.9250 and was derived from: 1 - ($15,000/$200,000).

     Values after the partial Surrender:

       -   Your Contract Value is $185,000.

       -   Your total Premium Payments are $180,000.

       -   Your Payment Base is $208,125.

       -   Your Deferral Bonus Base is $0.

       -   Your PPA Benefit Balance is $25,000.

DAILY LOCK INCOME BENEFIT EXAMPLES

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000, YOU ARE AGE 67, AND YOU ELECTED DAILY LOCK INCOME BENEFIT - SINGLE LIFE OPTION. NO PARTIAL SURRENDERS HAVE OCCURRED.

                                                  ANNIVERSARY                                 LIFETIME              PPA
   VALUATION      CONTRACT    PAYMENT               PAYMENT               DEFERRAL             BENEFIT           TRANSFER
     DAYS         VALUE(1)      BASE                  BASE               BONUS BASE            PAYMENT           LIMIT(2)
------------------------------------------------------------------------------------------------------------------------------
    Monday         $100,000    $100,000              $100,000              $100,000             $5,000             $5,000
    Tuesday          98,105     100,000               100,000               100,000              5,000              5,000
   Wednesday         98,887     100,000               100,000               100,000              5,000              5,000
   Thursday         101,321     101,321   (3)         100,000               100,000              5,066   (3)        5,000
    Friday          101,895     101,895   (3)         100,000               100,000              5,094   (3)        5,000
    Monday          103,676     103,676   (3)         100,000               100,000              5,183   (3)        5,000
    Tuesday         105,460     105,460   (3)         100,000               100,000              5,273   (3)        5,000
   Wednesday        105,120     105,460               100,000               100,000              5,273              5,000
   Thursday         103,895     105,460               100,000               100,000              5,273              5,000
    Friday          105,108     105,460               100,000               100,000              5,273              5,000

       (1)  Does not reflect Premium Based Charge, if applicable.

       (2)  PPA Transfer Limit does not increase due to Market Increases.

       (3) When the Contract Value exceeds the Payment Base as of the prior Valuation Day, the Payment Base increases. As no partial Surrender has occurred, the Lifetime Benefit Payment also increases.

EXAMPLE 2: ASSUME THE SAME FACTS AS ABOVE, AND THE NEXT TUESDAY IS THE FIRST CONTRACT ANNIVERSARY.

                                                  ANNIVERSARY                                 LIFETIME              PPA
   VALUATION      CONTRACT    PAYMENT               PAYMENT               DEFERRAL             BENEFIT           TRANSFER
     DAYS         VALUE(1)      BASE                  BASE               BONUS BASE            PAYMENT             LIMIT
------------------------------------------------------------------------------------------------------------------------------
    Monday         $102,568    $105,460              $100,000              $100,000             $5,273             $5,000
    Tuesday         104,385     106,000   (2)         106,000               100,000              5,300              5,300   (3)
   Wednesday        105,887     106,000               106,000               100,000              5,300              5,300
   Thursday         105,460     106,000               106,000               100,000              5,300              5,300
    Friday          107,459     107,459               106,000               100,000              5,373              5,300

       (1)  Does not reflect Premium Based Charge, if applicable.

       (2) On the Contract Anniversary, a Deferral Bonus increase occurs because the sum of the Anniversary Payment Base as of the prior Valuation Day ($100,000) plus 6% of the Deferral Bonus Base as of the prior Valuation Day ($6,000) exceeds both the Payment Base as of the prior Valuation Day and the current Contract Value.

       (3) The PPA Transfer Limit is set on the Contract Anniversary to equal the applicable Withdrawal Percent (5%) times the Payment Base.

TO THE POWER OF

                                                                    APP A-31

-------------------------------------------------------------------------------

EXAMPLE 3: ASSUME THE SAME FACTS AS ABOVE, AND THE NEXT THURSDAY IS THE SECOND CONTRACT ANNIVERSARY. ADDITIONALLY, ON WEDNESDAY OF THE FOLLOWING WEEK YOU TAKE YOUR FIRST PARTIAL SURRENDER OF $473 THAT REPRESENTS ONE-TWELFTH OF YOUR LIFETIME BENEFIT PAYMENT (PRIOR TO THE PARTIAL SURRENDER, THE CONTRACT VALUE WAS $112,931).

                                                       ANNIVERSARY                                 LIFETIME              PPA
   VALUATION      CONTRACT         PAYMENT               PAYMENT               DEFERRAL             BENEFIT           TRANSFER
     DAYS         VALUE(1)           BASE                  BASE               BONUS BASE            PAYMENT             LIMIT
-----------------------------------------------------------------------------------------------------------------------------------
    Monday         $110,941         $110,941              $106,000              $100,000             $5,547             $5,300
    Tuesday         112,576          112,576               106,000               100,000              5,629              5,300
   Wednesday        111,892          112,576               106,000               100,000              5,629              5,300
   Thursday         113,540   (2)    113,540   (2)         113,540               113,540   (2)        5,677              5,677
    Friday          112,137          113,540               113,540               113,540              5,677              5,677
    Monday          111,244          113,540               113,540               113,540              5,677              5,677
    Tuesday         111,509          113,540               113,540               113,540              5,677              5,677
   Wednesday        112,458          113,540               113,540                     0   (3)        5,677              5,677
   Thursday         112,044          113,540               113,540                     0              5,677              5,677
    Friday          114,286          114,286   (4)         113,540                     0              5,677   (4)        5,677

       (1)  Does not reflect Premium Based Charge, if applicable.

       (2) On the Contract Anniversary, the Contract Value exceeds both the Payment Base as of the prior Valuation Day and the sum of the Anniversary Payment Base as of the prior Valuation Day ($106,000) plus 6% of the Deferral Bonus Base as of the prior Valuation Day ($6,000). There is no Deferral Bonus increase applied, but the Deferral Bonus Base increases to the Payment Base.

       (3) The Deferral Bonus Period terminates upon the partial Surrender, and the Deferral Bonus Base is zero.

       (4) Market Increases continue to occur to the Payment Base; however, following the first partial Surrender, the Lifetime Benefit Payment amount does not increase due to the Market Increase.

EXAMPLE 4: ASSUME THE SAME FACTS AS ABOVE, BUT INSTEAD YOU MAKE A PARTIAL SURRENDER OF $10,000 INSTEAD OF ONE-TWELFTH OF THE LIFETIME BENEFIT PAYMENT.

                                                  ANNIVERSARY                                 LIFETIME              PPA
   VALUATION      CONTRACT    PAYMENT               PAYMENT               DEFERRAL             BENEFIT           TRANSFER
     DAYS         VALUE(1)      BASE                  BASE               BONUS BASE            PAYMENT             LIMIT
------------------------------------------------------------------------------------------------------------------------------
    Monday         $111,244    $113,540              $113,540              $113,540             $5,677             $5,677
    Tuesday         111,509     113,540               113,540               113,540              5,677              5,677
   Wednesday        103,404     108,964   (2)         108,964   (2)               0   (2)        5,459   (2)        5,459   (2)
   Thursday         102,517     108,964               108,964                     0              5,459              5,459
    Friday          104,759     108,964               108,964                     0              5,459              5,459

       (1)  Does not reflect Premium Based Charge, if applicable.

       (2) The partial Surrender in excess of the Lifetime Benefit Payment adjusts the Payment Base and the Anniversary Payment Base by a factor of 0.95969. The factor is derived as [1 - ( ($10,000 - $5,677) / ($112,931 - $5,677) ) ]. Upon the excess partial
            Surrender, the Lifetime Benefit Payment and PPA Transfer Limit values are reset. There is zero Lifetime Benefit Payment available.

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits.


HARTFORD LIFE INSURANCE COMPANY



B SHARES



                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.506          $12.609                -                -
  Accumulation Unit Value at end of
   period                                    $14.087          $12.506                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.039          $15.120                -                -
  Accumulation Unit Value at end of
   period                                    $17.702          $15.039                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.111           $9.258                -                -
  Accumulation Unit Value at end of
   period                                    $10.273           $9.111                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.740           $9.575                -                -
  Accumulation Unit Value at end of
   period                                    $11.247           $9.740                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -                -
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.899           $9.621                -                -
  Accumulation Unit Value at end of
   period                                    $11.269           $9.899                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150               27                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.656          $10.614                -                -
  Accumulation Unit Value at end of
   period                                    $12.019          $10.656                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                1                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.344          $10.306                -                -
  Accumulation Unit Value at end of
   period                                    $10.792          $10.344                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                1                -                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.147          $10.225                -                -
  Accumulation Unit Value at end of
   period                                    $10.670          $10.147                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.140          $10.183                -                -
  Accumulation Unit Value at end of
   period                                    $11.836          $10.140                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

APP B-2

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.773           $9.069                -                -
  Accumulation Unit Value at end of
   period                                    $10.272           $8.773                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.605          $10.699                -                -
  Accumulation Unit Value at end of
   period                                    $12.386          $10.605                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    189               66                -                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.634          $10.693                -                -
  Accumulation Unit Value at end of
   period                                    $12.379          $10.634                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161               23                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.911           $9.181                -                -
  Accumulation Unit Value at end of
   period                                    $10.410           $8.911                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               14                -                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.004           $9.283                -                -
  Accumulation Unit Value at end of
   period                                    $10.509           $9.004                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.934           $9.182                -                -
  Accumulation Unit Value at end of
   period                                    $10.081           $8.934                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62                4                -                -
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.295          $10.104                -                -
  Accumulation Unit Value at end of
   period                                    $11.446          $10.295                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59                3                -                -
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.494           $9.712                -                -
  Accumulation Unit Value at end of
   period                                    $10.372           $9.494                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1                -                -
FIDELITY VIP CONTRAFUNDPORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.946          $14.052                -                -
  Accumulation Unit Value at end of
   period                                    $16.092          $13.946                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               19                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.779          $14.458                -                -
  Accumulation Unit Value at end of
   period                                    $15.684          $13.779                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                1                -                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.663          $12.638                -                -
  Accumulation Unit Value at end of
   period                                    $13.868          $12.663                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -                -

                                                                     APP B-3

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.648          $10.518                -                -
  Accumulation Unit Value at end of
   period                                    $11.908          $10.648                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15                2                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.382          $11.105                -                -
  Accumulation Unit Value at end of
   period                                    $12.641          $11.382                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56               12                -                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.221          $11.030                -                -
  Accumulation Unit Value at end of
   period                                    $13.184          $11.221                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.283          $10.283                -                -
  Accumulation Unit Value at end of
   period                                    $11.510          $10.283                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15                2                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.559           $8.725                -                -
  Accumulation Unit Value at end of
   period                                    $10.038           $8.559                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119               37                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.821           $9.796                -                -
  Accumulation Unit Value at end of
   period                                    $11.447           $9.821                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.763           $9.559                -                -
  Accumulation Unit Value at end of
   period                                    $10.990           $9.763                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               33                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.845           $9.025                -                -
  Accumulation Unit Value at end of
   period                                    $10.378           $8.845                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.836           $9.335                -                -
  Accumulation Unit Value at end of
   period                                    $10.369           $8.836                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.752           $9.238                -                -
  Accumulation Unit Value at end of
   period                                    $11.004           $8.752                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21                3                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.136          $10.047                -                -
  Accumulation Unit Value at end of
   period                                    $11.483          $10.136                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                8                -                -

APP B-4

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.983          $13.895                -                -
  Accumulation Unit Value at end of
   period                                    $16.023          $13.983                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    146               12                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.501           $8.756                -                -
  Accumulation Unit Value at end of
   period                                    $10.127           $8.501                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               20                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.941           $9.949                -                -
  Accumulation Unit Value at end of
   period                                     $9.876           $9.941                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                -                -                -
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.199          $10.231                -                -
  Accumulation Unit Value at end of
   period                                     $9.366          $10.199                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,991              490                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.570          $10.486                -                -
  Accumulation Unit Value at end of
   period                                    $11.265          $10.570                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               22                -                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.369          $10.311                -                -
  Accumulation Unit Value at end of
   period                                    $10.656          $10.369                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106               62                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.479           $9.366                -                -
  Accumulation Unit Value at end of
   period                                    $10.990           $9.479                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                1                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.013          $11.013                -                -
  Accumulation Unit Value at end of
   period                                    $12.106          $11.013                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.950          $13.220                -                -
  Accumulation Unit Value at end of
   period                                    $14.618          $12.950                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42                4                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.557          $12.871                -                -
  Accumulation Unit Value at end of
   period                                    $14.378          $12.557                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88               31                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.711          $12.954                -                -
  Accumulation Unit Value at end of
   period                                    $13.969          $12.711                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -                -

                                                                     APP B-5

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.560          $14.491                -                -
  Accumulation Unit Value at end of
   period                                    $16.441          $14.560                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.576          $12.486                -                -
  Accumulation Unit Value at end of
   period                                    $14.061          $12.576                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.198          $12.333                -                -
  Accumulation Unit Value at end of
   period                                    $13.401          $12.198                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               42                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.402          $11.603                -                -
  Accumulation Unit Value at end of
   period                                    $12.697          $11.402                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.919          $14.277                -                -
  Accumulation Unit Value at end of
   period                                    $16.190          $13.919                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.779           $9.202                -                -
  Accumulation Unit Value at end of
   period                                    $10.545           $8.779                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.133          $12.058                -                -
  Accumulation Unit Value at end of
   period                                    $12.905          $12.133                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                6                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.391          $12.368                -                -
  Accumulation Unit Value at end of
   period                                    $13.657          $12.391                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.849          $12.809                -                -
  Accumulation Unit Value at end of
   period                                    $14.794          $12.849                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               24                -                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.089          $10.004                -                -
  Accumulation Unit Value at end of
   period                                    $11.354          $10.089                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.489          $10.334                -                -
  Accumulation Unit Value at end of
   period                                    $11.900          $10.489                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106               23                -                -

APP B-6

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.078          $10.156                -                -
  Accumulation Unit Value at end of
   period                                    $11.495          $10.078                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               10                -                -
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.462           $9.544                -                -
  Accumulation Unit Value at end of
   period                                    $10.320           $9.462                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53                3                -                -
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.754          $10.084                -                -
  Accumulation Unit Value at end of
   period                                    $10.541           $9.754                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.528          $13.388                -                -
  Accumulation Unit Value at end of
   period                                    $16.035          $13.528                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -               30                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.756          $13.726                -                -
  Accumulation Unit Value at end of
   period                                    $15.967          $13.756                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -               28                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.543          $13.269                -                -
  Accumulation Unit Value at end of
   period                                    $14.235          $12.543                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    121               52                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.492           $9.770                -                -
  Accumulation Unit Value at end of
   period                                    $11.140           $9.492                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               16                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.909          $10.063                -                -
  Accumulation Unit Value at end of
   period                                    $11.319           $9.909                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                3                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.877          $10.050                -                -
  Accumulation Unit Value at end of
   period                                    $11.876           $9.877                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105               24                -                -



C SHARES



                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.374          $13.499                -                -
  Accumulation Unit Value at end of
   period                                    $14.937          $13.374                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

                                                                     APP B-7

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.239          $17.351                -                -
  Accumulation Unit Value at end of
   period                                    $20.119          $17.239                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.059           $9.215                -                -
  Accumulation Unit Value at end of
   period                                    $10.128           $9.059                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.664           $9.511                -                -
  Accumulation Unit Value at end of
   period                                    $11.065           $9.664                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.833           $9.567                -                -
  Accumulation Unit Value at end of
   period                                    $11.099           $9.833                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.983          $13.943                -                -
  Accumulation Unit Value at end of
   period                                    $15.638          $13.983                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.486          $12.454                -                -
  Accumulation Unit Value at end of
   period                                    $12.917          $12.486                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.220          $12.327                -                -
  Accumulation Unit Value at end of
   period                                    $12.741          $12.220                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.855          $14.935                -                -
  Accumulation Unit Value at end of
   period                                    $17.165          $14.855                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.034          $16.591                -                -
  Accumulation Unit Value at end of
   period                                    $18.614          $16.034                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.518          $15.673                -                -
  Accumulation Unit Value at end of
   period                                    $17.972          $15.518                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.990          $14.083                -                -
  Accumulation Unit Value at end of
   period                                    $16.148          $13.990                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                -                -                -

APP B-8

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.471          $13.893                -                -
  Accumulation Unit Value at end of
   period                                    $15.603          $13.471                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.086          $15.571                -                -
  Accumulation Unit Value at end of
   period                                    $17.458          $15.086                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.865           $9.121                -                -
  Accumulation Unit Value at end of
   period                                     $9.918           $8.865                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.215          $10.037                -                -
  Accumulation Unit Value at end of
   period                                    $11.261          $10.215                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.420           $9.648                -                -
  Accumulation Unit Value at end of
   period                                    $10.205           $9.420                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.050          $15.180                -                -
  Accumulation Unit Value at end of
   period                                    $17.219          $15.050                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.088          $16.899                -                -
  Accumulation Unit Value at end of
   period                                    $18.156          $16.088                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.283          $10.275                -                -
  Accumulation Unit Value at end of
   period                                    $11.167          $10.283                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.940          $15.762                -                -
  Accumulation Unit Value at end of
   period                                    $17.675          $15.940                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.262          $10.999                -                -
  Accumulation Unit Value at end of
   period                                    $12.402          $11.262                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.155          $15.898                -                -
  Accumulation Unit Value at end of
   period                                    $18.822          $16.155                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

                                                                     APP B-9

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.319          $14.335                -                -
  Accumulation Unit Value at end of
   period                                    $15.893          $14.319                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.493           $8.666                -                -
  Accumulation Unit Value at end of
   period                                     $9.876           $8.493                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.744           $9.730                -                -
  Accumulation Unit Value at end of
   period                                    $11.262           $9.744                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.687           $9.495                -                -
  Accumulation Unit Value at end of
   period                                    $10.813           $9.687                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.776           $8.965                -                -
  Accumulation Unit Value at end of
   period                                    $10.210           $8.776                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.767           $9.273                -                -
  Accumulation Unit Value at end of
   period                                    $10.202           $8.767                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.685           $9.177                -                -
  Accumulation Unit Value at end of
   period                                    $10.826           $8.685                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.058           $9.980                -                -
  Accumulation Unit Value at end of
   period                                    $11.298          $10.058                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.029          $10.972                -                -
  Accumulation Unit Value at end of
   period                                    $12.531          $11.029                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.435           $8.698                -                -
  Accumulation Unit Value at end of
   period                                     $9.963           $8.435                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.864           $9.883                -                -
  Accumulation Unit Value at end of
   period                                     $9.717           $9.864                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                2                -                -

APP B-10

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.149          $10.192                -                -
  Accumulation Unit Value at end of
   period                                     $9.241          $10.149                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                1                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.488          $10.416                -                -
  Accumulation Unit Value at end of
   period                                    $11.083          $10.488                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                -                -                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.288          $10.243                -                -
  Accumulation Unit Value at end of
   period                                    $10.484          $10.288                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.406           $9.303                -                -
  Accumulation Unit Value at end of
   period                                    $10.812           $9.406                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.939          $10.951                -                -
  Accumulation Unit Value at end of
   period                                    $11.923          $10.939                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.574          $13.873                -                -
  Accumulation Unit Value at end of
   period                                    $15.193          $13.574                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.387          $14.763                -                -
  Accumulation Unit Value at end of
   period                                    $16.335          $14.387                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.043          $10.246                -                -
  Accumulation Unit Value at end of
   period                                    $10.944          $10.043                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.362          $15.306                -                -
  Accumulation Unit Value at end of
   period                                    $17.200          $15.362                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.825          $15.729                -                -
  Accumulation Unit Value at end of
   period                                    $17.544          $15.825                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.619          $10.748                -                -
  Accumulation Unit Value at end of
   period                                    $11.568          $10.619                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -

                                                                    APP B-11

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.974          $13.218                -                -
  Accumulation Unit Value at end of
   period                                    $14.326          $12.974                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.183          $15.591                -                -
  Accumulation Unit Value at end of
   period                                    $17.511          $15.183                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.711           $9.140                -                -
  Accumulation Unit Value at end of
   period                                    $10.374           $8.711                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.013          $12.946                -                -
  Accumulation Unit Value at end of
   period                                    $13.723          $13.013                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.914          $12.904                -                -
  Accumulation Unit Value at end of
   period                                    $14.113          $12.914                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.469          $13.441                -                -
  Accumulation Unit Value at end of
   period                                    $15.376          $13.469                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.970          $12.875                -                -
  Accumulation Unit Value at end of
   period                                    $14.472          $12.970                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.651          $13.465                -                -
  Accumulation Unit Value at end of
   period                                    $15.357          $13.651                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.000          $10.088                -                -
  Accumulation Unit Value at end of
   period                                    $11.309          $10.000                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.389           $9.481                -                -
  Accumulation Unit Value at end of
   period                                    $10.153           $9.389                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.679          $10.016                -                -
  Accumulation Unit Value at end of
   period                                    $10.371           $9.679                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

APP B-12

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.965          $10.864                -                -
  Accumulation Unit Value at end of
   period                                    $12.887          $10.965                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.920          $10.908                -                -
  Accumulation Unit Value at end of
   period                                    $12.568          $10.920                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.998           $9.529                -                -
  Accumulation Unit Value at end of
   period                                    $10.125           $8.998                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.557          $13.969                -                -
  Accumulation Unit Value at end of
   period                                    $15.777          $13.557                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.680          $13.907                -                -
  Accumulation Unit Value at end of
   period                                    $15.494          $13.680                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.274          $13.522                -                -
  Accumulation Unit Value at end of
   period                                    $15.825          $13.274                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -



I SHARES



                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.616          $12.714                -                -
  Accumulation Unit Value at end of
   period                                    $14.260          $12.616                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.172          $15.247                -                -
  Accumulation Unit Value at end of
   period                                    $17.920          $15.172                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.132           $9.275                -                -
  Accumulation Unit Value at end of
   period                                    $10.333           $9.132                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.771           $9.602                -                -
  Accumulation Unit Value at end of
   period                                    $11.323           $9.771                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

                                                                    APP B-13

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.927           $9.644                -                -
  Accumulation Unit Value at end of
   period                                    $11.340           $9.927                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.633          $13.574                -                -
  Accumulation Unit Value at end of
   period                                    $15.432          $13.633                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.832          $11.784                -                -
  Accumulation Unit Value at end of
   period                                    $12.388          $11.832                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.586          $11.670                -                -
  Accumulation Unit Value at end of
   period                                    $12.225          $11.586                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.229          $13.280                -                -
  Accumulation Unit Value at end of
   period                                    $15.471          $13.229                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.376          $12.786                -                -
  Accumulation Unit Value at end of
   period                                    $14.541          $12.376                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.819          $13.935                -                -
  Accumulation Unit Value at end of
   period                                    $16.197          $13.819                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.117          $13.184                -                -
  Accumulation Unit Value at end of
   period                                    $15.323          $13.117                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.294          $11.630                -                -
  Accumulation Unit Value at end of
   period                                    $13.239          $11.294                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.462          $12.843                -                -
  Accumulation Unit Value at end of
   period                                    $14.596          $12.462                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.963           $9.207                -                -
  Accumulation Unit Value at end of
   period                                    $10.149           $8.963                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -                -

APP B-14

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.328          $10.132                -                -
  Accumulation Unit Value at end of
   period                                    $11.523          $10.328                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -                -
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.524           $9.739                -                -
  Accumulation Unit Value at end of
   period                                    $10.442           $9.524                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FIDELITY VIP CONTRAFUNDPORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.069          $14.169                -                -
  Accumulation Unit Value at end of
   period                                    $16.291          $14.069                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.900          $14.579                -                -
  Accumulation Unit Value at end of
   period                                    $15.877          $13.900                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.774          $12.744                -                -
  Accumulation Unit Value at end of
   period                                    $14.039          $12.774                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.712          $13.538                -                -
  Accumulation Unit Value at end of
   period                                    $15.389          $13.712                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.978          $14.606                -                -
  Accumulation Unit Value at end of
   period                                    $16.693          $14.978                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.145          $14.880                -                -
  Accumulation Unit Value at end of
   period                                    $17.857          $15.145                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.575          $12.570                -                -
  Accumulation Unit Value at end of
   period                                    $14.126          $12.575                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.587           $8.749                -                -
  Accumulation Unit Value at end of
   period                                    $10.105           $8.587                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.852           $9.823                -                -
  Accumulation Unit Value at end of
   period                                    $11.524           $9.852                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

                                                                    APP B-15

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.794           $9.585                -                -
  Accumulation Unit Value at end of
   period                                    $11.064           $9.794                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.873           $9.050                -                -
  Accumulation Unit Value at end of
   period                                    $10.447           $8.873                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.864           $9.361                -                -
  Accumulation Unit Value at end of
   period                                    $10.439           $8.864                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.781           $9.264                -                -
  Accumulation Unit Value at end of
   period                                    $11.078           $8.781                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.169          $10.074                -                -
  Accumulation Unit Value at end of
   period                                    $11.561          $10.169                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.106          $14.011                -                -
  Accumulation Unit Value at end of
   period                                    $16.221          $14.106                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.529           $8.780                -                -
  Accumulation Unit Value at end of
   period                                    $10.195           $8.529                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.973           $9.976                -                -
  Accumulation Unit Value at end of
   period                                     $9.943           $9.973                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                1                -                -
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.220          $10.247                -                -
  Accumulation Unit Value at end of
   period                                     $9.417          $10.220                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.604          $10.514                -                -
  Accumulation Unit Value at end of
   period                                    $11.341          $10.604                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.402          $10.340                -                -
  Accumulation Unit Value at end of
   period                                    $10.727          $10.402                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

APP B-16

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.510           $9.391                -                -
  Accumulation Unit Value at end of
   period                                    $11.064           $9.510                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.043          $11.038                -                -
  Accumulation Unit Value at end of
   period                                    $12.182          $11.043                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.064          $13.331                -                -
  Accumulation Unit Value at end of
   period                                    $14.798          $13.064                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.667          $12.978                -                -
  Accumulation Unit Value at end of
   period                                    $14.556          $12.667                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.822          $13.062                -                -
  Accumulation Unit Value at end of
   period                                    $14.142          $12.822                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.688          $14.611                -                -
  Accumulation Unit Value at end of
   period                                    $16.644          $14.688                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.679          $12.583                -                -
  Accumulation Unit Value at end of
   period                                    $14.226          $12.679                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.298          $12.429                -                -
  Accumulation Unit Value at end of
   period                                    $13.558          $12.298                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.495          $11.693                -                -
  Accumulation Unit Value at end of
   period                                    $12.846          $11.495                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.041          $14.396                -                -
  Accumulation Unit Value at end of
   period                                    $16.389          $14.041                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.807           $9.227                -                -
  Accumulation Unit Value at end of
   period                                    $10.616           $8.807                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

                                                                    APP B-17

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.240          $12.159                -                -
  Accumulation Unit Value at end of
   period                                    $13.064          $12.240                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.500          $12.471                -                -
  Accumulation Unit Value at end of
   period                                    $13.826          $12.500                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.962          $12.916                -                -
  Accumulation Unit Value at end of
   period                                    $14.976          $12.962                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.224          $12.116                -                -
  Accumulation Unit Value at end of
   period                                    $13.804          $12.224                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.109          $12.910                -                -
  Accumulation Unit Value at end of
   period                                    $14.925          $13.109                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.110          $10.184                -                -
  Accumulation Unit Value at end of
   period                                    $11.572          $10.110                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.493           $9.570                -                -
  Accumulation Unit Value at end of
   period                                    $10.389           $9.493                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -                -
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.785          $10.111                -                -
  Accumulation Unit Value at end of
   period                                    $10.612           $9.785                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.647          $13.500                -                -
  Accumulation Unit Value at end of
   period                                    $16.233          $13.647                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.877          $13.840                -                -
  Accumulation Unit Value at end of
   period                                    $16.164          $13.877                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.654          $13.380                -                -
  Accumulation Unit Value at end of
   period                                    $14.411          $12.654                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

APP B-18

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.037          $12.384                -                -
  Accumulation Unit Value at end of
   period                                    $14.178          $12.037                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.404          $12.590                -                -
  Accumulation Unit Value at end of
   period                                    $14.217          $12.404                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.290          $12.499                -                -
  Accumulation Unit Value at end of
   period                                    $14.829          $12.290                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -



L SHARES



                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.059          $10.153                -                -
  Accumulation Unit Value at end of
   period                                    $11.241          $10.059                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.291          $10.357                -                -
  Accumulation Unit Value at end of
   period                                    $12.016          $10.291                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.062           $9.218                -                -
  Accumulation Unit Value at end of
   period                                    $10.137           $9.062                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.669           $9.515                -                -
  Accumulation Unit Value at end of
   period                                    $11.076           $9.669                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.837           $9.570                -                -
  Accumulation Unit Value at end of
   period                                    $11.109           $9.837                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                -                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.550          $10.519                -                -
  Accumulation Unit Value at end of
   period                                    $11.805          $10.550                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.241          $10.214                -                -
  Accumulation Unit Value at end of
   period                                    $10.599          $10.241                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

                                                                    APP B-19

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.046          $10.134                -                -
  Accumulation Unit Value at end of
   period                                    $10.479          $10.046                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.039          $10.092                -                -
  Accumulation Unit Value at end of
   period                                    $11.625          $10.039                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.686           $8.987                -                -
  Accumulation Unit Value at end of
   period                                    $10.089           $8.686                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.499          $10.603                -                -
  Accumulation Unit Value at end of
   period                                    $12.165          $10.499                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               18                -                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.528          $10.597                -                -
  Accumulation Unit Value at end of
   period                                    $12.158          $10.528                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22                4                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.822           $9.098                -                -
  Accumulation Unit Value at end of
   period                                    $10.224           $8.822                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                2                -                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.914           $9.200                -                -
  Accumulation Unit Value at end of
   period                                    $10.321           $8.914                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.869           $9.124                -                -
  Accumulation Unit Value at end of
   period                                     $9.928           $8.869                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                3                -                -
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.220          $10.041                -                -
  Accumulation Unit Value at end of
   period                                    $11.272          $10.220                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                3                -                -
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.424           $9.651                -                -
  Accumulation Unit Value at end of
   period                                    $10.214           $9.424                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FIDELITY VIP CONTRAFUNDPORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.713          $10.806                -                -
  Accumulation Unit Value at end of
   period                                    $12.263          $10.713                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26                3                -                -

APP B-20

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.565          $10.047                -                -
  Accumulation Unit Value at end of
   period                                    $10.800           $9.565                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.290          $10.281                -                -
  Accumulation Unit Value at end of
   period                                    $11.180          $10.290                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.542          $10.424                -                -
  Accumulation Unit Value at end of
   period                                    $11.696          $10.542                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.269          $11.005                -                -
  Accumulation Unit Value at end of
   period                                    $12.416          $11.269                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.109          $10.931                -                -
  Accumulation Unit Value at end of
   period                                    $12.949          $11.109                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.180          $10.191                -                -
  Accumulation Unit Value at end of
   period                                    $11.305          $10.180                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.497           $8.670                -                -
  Accumulation Unit Value at end of
   period                                     $9.885           $8.497                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               40                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.749           $9.734                -                -
  Accumulation Unit Value at end of
   period                                    $11.273           $9.749                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.692           $9.499                -                -
  Accumulation Unit Value at end of
   period                                    $10.823           $9.692                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               35                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.780           $8.969                -                -
  Accumulation Unit Value at end of
   period                                    $10.220           $8.780                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.771           $9.277                -                -
  Accumulation Unit Value at end of
   period                                    $10.211           $8.771                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

                                                                    APP B-21

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.689           $9.180                -                -
  Accumulation Unit Value at end of
   period                                    $10.836           $8.689                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.063           $9.984                -                -
  Accumulation Unit Value at end of
   period                                    $11.309          $10.063                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.036          $10.978                -                -
  Accumulation Unit Value at end of
   period                                    $12.545          $11.036                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    225                -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.439           $8.701                -                -
  Accumulation Unit Value at end of
   period                                     $9.972           $8.439                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               14                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.868           $9.887                -                -
  Accumulation Unit Value at end of
   period                                     $9.726           $9.868                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.152          $10.194                -                -
  Accumulation Unit Value at end of
   period                                     $9.248          $10.152                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    772              125                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.493          $10.420                -                -
  Accumulation Unit Value at end of
   period                                    $11.094          $10.493                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               12                -                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.293          $10.247                -                -
  Accumulation Unit Value at end of
   period                                    $10.494          $10.293                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.410           $9.307                -                -
  Accumulation Unit Value at end of
   period                                    $10.823           $9.410                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                2                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.943          $10.954                -                -
  Accumulation Unit Value at end of
   period                                    $11.934          $10.943                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.675          $10.909                -                -
  Accumulation Unit Value at end of
   period                                    $11.954          $10.675                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                1                -                -

APP B-22

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.812          $10.068                -                -
  Accumulation Unit Value at end of
   period                                    $11.146           $9.812                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21                9                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.049          $10.252                -                -
  Accumulation Unit Value at end of
   period                                    $10.956          $10.049                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.324          $11.282                -                -
  Accumulation Unit Value at end of
   period                                    $12.686          $11.324                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.543          $10.478                -                -
  Accumulation Unit Value at end of
   period                                    $11.693          $10.543                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.625          $10.754                -                -
  Accumulation Unit Value at end of
   period                                    $11.581          $10.625                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               15                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.424          $10.619                -                -
  Accumulation Unit Value at end of
   period                                    $11.516          $10.424                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.993          $11.287                -                -
  Accumulation Unit Value at end of
   period                                    $12.685          $10.993                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.715           $9.144                -                -
  Accumulation Unit Value at end of
   period                                    $10.384           $8.715                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.365          $10.312                -                -
  Accumulation Unit Value at end of
   period                                    $10.937          $10.365                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.498          $10.489                -                -
  Accumulation Unit Value at end of
   period                                    $11.479          $10.498                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.682          $10.659                -                -
  Accumulation Unit Value at end of
   period                                    $12.200          $10.682                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28                3                -                -

                                                                    APP B-23

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.989           $9.915                -                -
  Accumulation Unit Value at end of
   period                                    $11.151           $9.989                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.384          $10.242                -                -
  Accumulation Unit Value at end of
   period                                    $11.688          $10.384                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                -                -                -
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.004          $10.092                -                -
  Accumulation Unit Value at end of
   period                                    $11.320          $10.004                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.393           $9.484                -                -
  Accumulation Unit Value at end of
   period                                    $10.163           $9.393                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                3                -                -
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.683          $10.020                -                -
  Accumulation Unit Value at end of
   period                                    $10.381           $9.683                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.972          $10.870                -                -
  Accumulation Unit Value at end of
   period                                    $12.902          $10.972                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.927          $10.914                -                -
  Accumulation Unit Value at end of
   period                                    $12.582          $10.927                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.003           $9.534                -                -
  Accumulation Unit Value at end of
   period                                    $10.136           $9.003                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                -                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.397           $9.682                -                -
  Accumulation Unit Value at end of
   period                                    $10.941           $9.397                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                2                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.810           $9.973                -                -
  Accumulation Unit Value at end of
   period                                    $11.116           $9.810                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.778           $9.960                -                -
  Accumulation Unit Value at end of
   period                                    $11.664           $9.778                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                1                -                -

APP B-24

-------------------------------------------------------------------------------


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



B SHARES



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.506          $12.609
  Accumulation Unit Value at end of
   period                                    $14.087          $12.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               60
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.039          $15.120
  Accumulation Unit Value at end of
   period                                    $17.702          $15.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               22
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.111           $9.258
  Accumulation Unit Value at end of
   period                                    $10.273           $9.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.740           $9.575
  Accumulation Unit Value at end of
   period                                    $11.247           $9.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.899           $9.621
  Accumulation Unit Value at end of
   period                                    $11.269           $9.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    168                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.332          $10.292
  Accumulation Unit Value at end of
   period                                    $11.654          $10.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.084          $10.047
  Accumulation Unit Value at end of
   period                                    $10.521          $10.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.734           $9.809
  Accumulation Unit Value at end of
   period                                    $10.235           $9.734
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.891           $9.934
  Accumulation Unit Value at end of
   period                                    $11.527           $9.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.955           $9.256
  Accumulation Unit Value at end of
   period                                    $10.485           $8.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -

                                                                    APP B-25

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.730           $9.816
  Accumulation Unit Value at end of
   period                                    $11.364           $9.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    710               58
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.198          $10.254
  Accumulation Unit Value at end of
   period                                    $11.871          $10.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495                7
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.316           $9.597
  Accumulation Unit Value at end of
   period                                    $10.882           $9.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    253                3
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.205           $9.490
  Accumulation Unit Value at end of
   period                                    $10.743           $9.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                -
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.934           $9.182
  Accumulation Unit Value at end of
   period                                    $10.081           $8.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    160                2
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.295          $10.104
  Accumulation Unit Value at end of
   period                                    $11.446          $10.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150                2
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.494           $9.712
  Accumulation Unit Value at end of
   period                                    $10.372           $9.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     77                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.946          $14.052
  Accumulation Unit Value at end of
   period                                    $16.092          $13.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    250               24
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.779          $14.458
  Accumulation Unit Value at end of
   period                                    $15.684          $13.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               29
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.663          $12.638
  Accumulation Unit Value at end of
   period                                    $13.868          $12.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                3
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.224          $10.099
  Accumulation Unit Value at end of
   period                                    $11.434          $10.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75                2

APP B-26

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.615          $10.356
  Accumulation Unit Value at end of
   period                                    $11.789          $10.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86                2
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.599          $10.419
  Accumulation Unit Value at end of
   period                                    $12.454          $10.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.970           $9.971
  Accumulation Unit Value at end of
   period                                    $11.161           $9.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.559           $8.725
  Accumulation Unit Value at end of
   period                                    $10.038           $8.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    305                8
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.821           $9.796
  Accumulation Unit Value at end of
   period                                    $11.447           $9.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                1
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.763           $9.559
  Accumulation Unit Value at end of
   period                                    $10.990           $9.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    275                7
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.845           $9.025
  Accumulation Unit Value at end of
   period                                    $10.378           $8.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.836           $9.335
  Accumulation Unit Value at end of
   period                                    $10.369           $8.836
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.752           $9.238
  Accumulation Unit Value at end of
   period                                    $11.004           $8.752
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.136          $10.047
  Accumulation Unit Value at end of
   period                                    $11.483          $10.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.983          $13.895
  Accumulation Unit Value at end of
   period                                    $16.023          $13.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    490                2

                                                                    APP B-27

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.501           $8.756
  Accumulation Unit Value at end of
   period                                    $10.127           $8.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    160                5
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.941           $9.949
  Accumulation Unit Value at end of
   period                                     $9.876           $9.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    137                -
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.199          $10.231
  Accumulation Unit Value at end of
   period                                     $9.366          $10.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,049               67
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.570          $10.486
  Accumulation Unit Value at end of
   period                                    $11.265          $10.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274                1
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.369          $10.311
  Accumulation Unit Value at end of
   period                                    $10.656          $10.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.479           $9.366
  Accumulation Unit Value at end of
   period                                    $10.990           $9.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58                1
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.013          $11.013
  Accumulation Unit Value at end of
   period                                    $12.106          $11.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               15
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.950          $13.220
  Accumulation Unit Value at end of
   period                                    $14.618          $12.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59                3
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.557          $12.871
  Accumulation Unit Value at end of
   period                                    $14.378          $12.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    258               85
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.711          $12.954
  Accumulation Unit Value at end of
   period                                    $13.969          $12.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               69
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.560          $14.491
  Accumulation Unit Value at end of
   period                                    $16.441          $14.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               69

APP B-28

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.576          $12.486
  Accumulation Unit Value at end of
   period                                    $14.061          $12.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               14
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.198          $12.333
  Accumulation Unit Value at end of
   period                                    $13.401          $12.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    190               18
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.402          $11.603
  Accumulation Unit Value at end of
   period                                    $12.697          $11.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               16
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.919          $14.277
  Accumulation Unit Value at end of
   period                                    $16.190          $13.919
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.779           $9.202
  Accumulation Unit Value at end of
   period                                    $10.545           $8.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.133          $12.058
  Accumulation Unit Value at end of
   period                                    $12.905          $12.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    576              444
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.391          $12.368
  Accumulation Unit Value at end of
   period                                    $13.657          $12.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               33
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.849          $12.809
  Accumulation Unit Value at end of
   period                                    $14.794          $12.849
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    425              178
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.110          $10.025
  Accumulation Unit Value at end of
   period                                    $11.378          $10.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.284          $10.133
  Accumulation Unit Value at end of
   period                                    $11.668          $10.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    224                3
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.078          $10.156
  Accumulation Unit Value at end of
   period                                    $11.495          $10.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                -

                                                                    APP B-29

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.462           $9.544
  Accumulation Unit Value at end of
   period                                    $10.320           $9.462
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148                1
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.754          $10.084
  Accumulation Unit Value at end of
   period                                    $10.541           $9.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.528          $13.388
  Accumulation Unit Value at end of
   period                                    $16.035          $13.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.756          $13.726
  Accumulation Unit Value at end of
   period                                    $15.967          $13.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.543          $13.269
  Accumulation Unit Value at end of
   period                                    $14.235          $12.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    139                4
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.420           $9.696
  Accumulation Unit Value at end of
   period                                    $11.057           $9.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    219                1
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.354           $9.499
  Accumulation Unit Value at end of
   period                                    $10.685           $9.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62                1
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.739           $9.910
  Accumulation Unit Value at end of
   period                                    $11.710           $9.739
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    166                4



C SHARES



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.374          $13.499
  Accumulation Unit Value at end of
   period                                    $14.937          $13.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.239          $17.351
  Accumulation Unit Value at end of
   period                                    $20.119          $17.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6

APP B-30

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.059           $9.215
  Accumulation Unit Value at end of
   period                                    $10.128           $9.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.664           $9.511
  Accumulation Unit Value at end of
   period                                    $11.065           $9.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.833           $9.567
  Accumulation Unit Value at end of
   period                                    $11.099           $9.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27                8
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.983          $13.943
  Accumulation Unit Value at end of
   period                                    $15.638          $13.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                2
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.486          $12.454
  Accumulation Unit Value at end of
   period                                    $12.917          $12.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               60
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.220          $12.327
  Accumulation Unit Value at end of
   period                                    $12.741          $12.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.855          $14.935
  Accumulation Unit Value at end of
   period                                    $17.165          $14.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               12
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.034          $16.591
  Accumulation Unit Value at end of
   period                                    $18.614          $16.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.518          $15.673
  Accumulation Unit Value at end of
   period                                    $17.972          $15.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               47
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.990          $14.083
  Accumulation Unit Value at end of
   period                                    $16.148          $13.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               22
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.471          $13.893
  Accumulation Unit Value at end of
   period                                    $15.603          $13.471
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               39

                                                                    APP B-31

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.086          $15.571
  Accumulation Unit Value at end of
   period                                    $17.458          $15.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.865           $9.121
  Accumulation Unit Value at end of
   period                                     $9.918           $8.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               12
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.215          $10.037
  Accumulation Unit Value at end of
   period                                    $11.261          $10.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               11
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.420           $9.648
  Accumulation Unit Value at end of
   period                                    $10.205           $9.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               15
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.050          $15.180
  Accumulation Unit Value at end of
   period                                    $17.219          $15.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               49
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.088          $16.899
  Accumulation Unit Value at end of
   period                                    $18.156          $16.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               24
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.283          $10.275
  Accumulation Unit Value at end of
   period                                    $11.167          $10.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               11
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.940          $15.762
  Accumulation Unit Value at end of
   period                                    $17.675          $15.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               32
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.262          $10.999
  Accumulation Unit Value at end of
   period                                    $12.402          $11.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               23
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.155          $15.898
  Accumulation Unit Value at end of
   period                                    $18.822          $16.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                9
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.319          $14.335
  Accumulation Unit Value at end of
   period                                    $15.893          $14.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               26

APP B-32

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.493           $8.666
  Accumulation Unit Value at end of
   period                                     $9.876           $8.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               56
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.744           $9.730
  Accumulation Unit Value at end of
   period                                    $11.262           $9.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.687           $9.495
  Accumulation Unit Value at end of
   period                                    $10.813           $9.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               22
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.776           $8.965
  Accumulation Unit Value at end of
   period                                    $10.210           $8.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.767           $9.273
  Accumulation Unit Value at end of
   period                                    $10.202           $8.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.685           $9.177
  Accumulation Unit Value at end of
   period                                    $10.826           $8.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                5
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.058           $9.980
  Accumulation Unit Value at end of
   period                                    $11.298          $10.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               19
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.029          $10.972
  Accumulation Unit Value at end of
   period                                    $12.531          $11.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33                2
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.435           $8.698
  Accumulation Unit Value at end of
   period                                     $9.963           $8.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               10
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.864           $9.883
  Accumulation Unit Value at end of
   period                                     $9.717           $9.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    196               23
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.149          $10.192
  Accumulation Unit Value at end of
   period                                     $9.241          $10.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    489              137

                                                                    APP B-33

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.488          $10.416
  Accumulation Unit Value at end of
   period                                    $11.083          $10.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               13
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.288          $10.243
  Accumulation Unit Value at end of
   period                                    $10.484          $10.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                4
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.406           $9.303
  Accumulation Unit Value at end of
   period                                    $10.812           $9.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                1
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.939          $10.951
  Accumulation Unit Value at end of
   period                                    $11.923          $10.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               14
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.574          $13.873
  Accumulation Unit Value at end of
   period                                    $15.193          $13.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.387          $14.763
  Accumulation Unit Value at end of
   period                                    $16.335          $14.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               14
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.043          $10.246
  Accumulation Unit Value at end of
   period                                    $10.944          $10.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                9
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.362          $15.306
  Accumulation Unit Value at end of
   period                                    $17.200          $15.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               10
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.825          $15.729
  Accumulation Unit Value at end of
   period                                    $17.544          $15.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               11
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.619          $10.748
  Accumulation Unit Value at end of
   period                                    $11.568          $10.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               25
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.974          $13.218
  Accumulation Unit Value at end of
   period                                    $14.326          $12.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

APP B-34

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.183          $15.591
  Accumulation Unit Value at end of
   period                                    $17.511          $15.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                7
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.711           $9.140
  Accumulation Unit Value at end of
   period                                    $10.374           $8.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               17
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.013          $12.946
  Accumulation Unit Value at end of
   period                                    $13.723          $13.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               77
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.914          $12.904
  Accumulation Unit Value at end of
   period                                    $14.113          $12.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.469          $13.441
  Accumulation Unit Value at end of
   period                                    $15.376          $13.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               30
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.970          $12.875
  Accumulation Unit Value at end of
   period                                    $14.472          $12.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               26
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.651          $13.465
  Accumulation Unit Value at end of
   period                                    $15.357          $13.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               34
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.000          $10.088
  Accumulation Unit Value at end of
   period                                    $11.309          $10.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                7
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.389           $9.481
  Accumulation Unit Value at end of
   period                                    $10.153           $9.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               10
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.679          $10.016
  Accumulation Unit Value at end of
   period                                    $10.371           $9.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.965          $10.864
  Accumulation Unit Value at end of
   period                                    $12.887          $10.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3

                                                                    APP B-35

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.920          $10.908
  Accumulation Unit Value at end of
   period                                    $12.568          $10.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.998           $9.529
  Accumulation Unit Value at end of
   period                                    $10.125           $8.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               14
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.557          $13.969
  Accumulation Unit Value at end of
   period                                    $15.777          $13.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               26
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.680          $13.907
  Accumulation Unit Value at end of
   period                                    $15.494          $13.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               91
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.274          $13.522
  Accumulation Unit Value at end of
   period                                    $15.825          $13.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               14



I SHARES



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.616          $12.714
  Accumulation Unit Value at end of
   period                                    $14.260          $12.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.172          $15.247
  Accumulation Unit Value at end of
   period                                    $17.920          $15.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.132           $9.275
  Accumulation Unit Value at end of
   period                                    $10.333           $9.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.771           $9.602
  Accumulation Unit Value at end of
   period                                    $11.323           $9.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.927           $9.644
  Accumulation Unit Value at end of
   period                                    $11.340           $9.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

APP B-36

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.633          $13.574
  Accumulation Unit Value at end of
   period                                    $15.432          $13.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.832          $11.784
  Accumulation Unit Value at end of
   period                                    $12.388          $11.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.586          $11.670
  Accumulation Unit Value at end of
   period                                    $12.225          $11.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.229          $13.280
  Accumulation Unit Value at end of
   period                                    $15.471          $13.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               10
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.376          $12.786
  Accumulation Unit Value at end of
   period                                    $14.541          $12.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.819          $13.935
  Accumulation Unit Value at end of
   period                                    $16.197          $13.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                9
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.117          $13.184
  Accumulation Unit Value at end of
   period                                    $15.323          $13.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.294          $11.630
  Accumulation Unit Value at end of
   period                                    $13.239          $11.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                7
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.462          $12.843
  Accumulation Unit Value at end of
   period                                    $14.596          $12.462
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.963           $9.207
  Accumulation Unit Value at end of
   period                                    $10.149           $8.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.328          $10.132
  Accumulation Unit Value at end of
   period                                    $11.523          $10.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

                                                                    APP B-37

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.524           $9.739
  Accumulation Unit Value at end of
   period                                    $10.442           $9.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.069          $14.169
  Accumulation Unit Value at end of
   period                                    $16.291          $14.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                3
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.900          $14.579
  Accumulation Unit Value at end of
   period                                    $15.877          $13.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                4
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.774          $12.744
  Accumulation Unit Value at end of
   period                                    $14.039          $12.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.712          $13.538
  Accumulation Unit Value at end of
   period                                    $15.389          $13.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.978          $14.606
  Accumulation Unit Value at end of
   period                                    $16.693          $14.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                5
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.145          $14.880
  Accumulation Unit Value at end of
   period                                    $17.857          $15.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.575          $12.570
  Accumulation Unit Value at end of
   period                                    $14.126          $12.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                9
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.587           $8.749
  Accumulation Unit Value at end of
   period                                    $10.105           $8.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.852           $9.823
  Accumulation Unit Value at end of
   period                                    $11.524           $9.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.794           $9.585
  Accumulation Unit Value at end of
   period                                    $11.064           $9.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

APP B-38

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.873           $9.050
  Accumulation Unit Value at end of
   period                                    $10.447           $8.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.864           $9.361
  Accumulation Unit Value at end of
   period                                    $10.439           $8.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.781           $9.264
  Accumulation Unit Value at end of
   period                                    $11.078           $8.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.169          $10.074
  Accumulation Unit Value at end of
   period                                    $11.561          $10.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22                5
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.106          $14.011
  Accumulation Unit Value at end of
   period                                    $16.221          $14.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.529           $8.780
  Accumulation Unit Value at end of
   period                                    $10.195           $8.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.973           $9.976
  Accumulation Unit Value at end of
   period                                     $9.943           $9.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.220          $10.247
  Accumulation Unit Value at end of
   period                                     $9.417          $10.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.604          $10.514
  Accumulation Unit Value at end of
   period                                    $11.341          $10.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.402          $10.340
  Accumulation Unit Value at end of
   period                                    $10.727          $10.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.510           $9.391
  Accumulation Unit Value at end of
   period                                    $11.064           $9.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -

                                                                    APP B-39

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.043          $11.038
  Accumulation Unit Value at end of
   period                                    $12.182          $11.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                4
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.064          $13.331
  Accumulation Unit Value at end of
   period                                    $14.798          $13.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.667          $12.978
  Accumulation Unit Value at end of
   period                                    $14.556          $12.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.822          $13.062
  Accumulation Unit Value at end of
   period                                    $14.142          $12.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.688          $14.611
  Accumulation Unit Value at end of
   period                                    $16.644          $14.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.679          $12.583
  Accumulation Unit Value at end of
   period                                    $14.226          $12.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                3
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.298          $12.429
  Accumulation Unit Value at end of
   period                                    $13.558          $12.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.495          $11.693
  Accumulation Unit Value at end of
   period                                    $12.846          $11.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.041          $14.396
  Accumulation Unit Value at end of
   period                                    $16.389          $14.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.807           $9.227
  Accumulation Unit Value at end of
   period                                    $10.616           $8.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.240          $12.159
  Accumulation Unit Value at end of
   period                                    $13.064          $12.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               22

APP B-40

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.500          $12.471
  Accumulation Unit Value at end of
   period                                    $13.826          $12.500
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.962          $12.916
  Accumulation Unit Value at end of
   period                                    $14.976          $12.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.224          $12.116
  Accumulation Unit Value at end of
   period                                    $13.804          $12.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.109          $12.910
  Accumulation Unit Value at end of
   period                                    $14.925          $13.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.110          $10.184
  Accumulation Unit Value at end of
   period                                    $11.572          $10.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                -
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.493           $9.570
  Accumulation Unit Value at end of
   period                                    $10.389           $9.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.785          $10.111
  Accumulation Unit Value at end of
   period                                    $10.612           $9.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.647          $13.500
  Accumulation Unit Value at end of
   period                                    $16.233          $13.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.877          $13.840
  Accumulation Unit Value at end of
   period                                    $16.164          $13.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.654          $13.380
  Accumulation Unit Value at end of
   period                                    $14.411          $12.654
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.037          $12.384
  Accumulation Unit Value at end of
   period                                    $14.178          $12.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                5

                                                                    APP B-41

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.404          $12.590
  Accumulation Unit Value at end of
   period                                    $14.217          $12.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               14
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.290          $12.499
  Accumulation Unit Value at end of
   period                                    $14.829          $12.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -



L SHARES



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.059          $10.153
  Accumulation Unit Value at end of
   period                                    $11.241          $10.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     77               16
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.291          $10.357
  Accumulation Unit Value at end of
   period                                    $12.016          $10.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               16
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.062           $9.218
  Accumulation Unit Value at end of
   period                                    $10.137           $9.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.669           $9.515
  Accumulation Unit Value at end of
   period                                    $11.076           $9.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                9
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.837           $9.570
  Accumulation Unit Value at end of
   period                                    $11.109           $9.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    199               41
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.550          $10.519
  Accumulation Unit Value at end of
   period                                    $11.805          $10.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    319               59
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.241          $10.214
  Accumulation Unit Value at end of
   period                                    $10.599          $10.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               56
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.046          $10.134
  Accumulation Unit Value at end of
   period                                    $10.479          $10.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                9

APP B-42

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.039          $10.092
  Accumulation Unit Value at end of
   period                                    $11.625          $10.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.686           $8.987
  Accumulation Unit Value at end of
   period                                    $10.089           $8.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               80
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.499          $10.603
  Accumulation Unit Value at end of
   period                                    $12.165          $10.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    921              368
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.528          $10.597
  Accumulation Unit Value at end of
   period                                    $12.158          $10.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    784              318
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.822           $9.098
  Accumulation Unit Value at end of
   period                                    $10.224           $8.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    497              289
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.914           $9.200
  Accumulation Unit Value at end of
   period                                    $10.321           $8.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               54
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.869           $9.124
  Accumulation Unit Value at end of
   period                                     $9.928           $8.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308               40
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.220          $10.041
  Accumulation Unit Value at end of
   period                                    $11.272          $10.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    291               40
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.424           $9.651
  Accumulation Unit Value at end of
   period                                    $10.214           $9.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    124               22
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.713          $10.806
  Accumulation Unit Value at end of
   period                                    $12.263          $10.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    523              141
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.565          $10.047
  Accumulation Unit Value at end of
   period                                    $10.800           $9.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75              101

                                                                    APP B-43

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.290          $10.281
  Accumulation Unit Value at end of
   period                                    $11.180          $10.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               31
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.542          $10.424
  Accumulation Unit Value at end of
   period                                    $11.696          $10.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               40
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.269          $11.005
  Accumulation Unit Value at end of
   period                                    $12.416          $11.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    130               31
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.109          $10.931
  Accumulation Unit Value at end of
   period                                    $12.949          $11.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               47
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.180          $10.191
  Accumulation Unit Value at end of
   period                                    $11.305          $10.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    115               81
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.497           $8.670
  Accumulation Unit Value at end of
   period                                     $9.885           $8.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    550              144
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.749           $9.734
  Accumulation Unit Value at end of
   period                                    $11.273           $9.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.692           $9.499
  Accumulation Unit Value at end of
   period                                    $10.823           $9.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    494              123
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.780           $8.969
  Accumulation Unit Value at end of
   period                                    $10.220           $8.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.771           $9.277
  Accumulation Unit Value at end of
   period                                    $10.211           $8.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.689           $9.180
  Accumulation Unit Value at end of
   period                                    $10.836           $8.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               26

APP B-44

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.063           $9.984
  Accumulation Unit Value at end of
   period                                    $11.309          $10.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     95               44
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.036          $10.978
  Accumulation Unit Value at end of
   period                                    $12.545          $11.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    843               24
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.439           $8.701
  Accumulation Unit Value at end of
   period                                     $9.972           $8.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310               76
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.868           $9.887
  Accumulation Unit Value at end of
   period                                     $9.726           $9.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28                6
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.152          $10.194
  Accumulation Unit Value at end of
   period                                     $9.248          $10.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,580            1,150
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.493          $10.420
  Accumulation Unit Value at end of
   period                                    $11.094          $10.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    174               68
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.293          $10.247
  Accumulation Unit Value at end of
   period                                    $10.494          $10.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27                5
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.410           $9.307
  Accumulation Unit Value at end of
   period                                    $10.823           $9.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     94               11
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.943          $10.954
  Accumulation Unit Value at end of
   period                                    $11.934          $10.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               13
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.675          $10.909
  Accumulation Unit Value at end of
   period                                    $11.954          $10.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128               22
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.812          $10.068
  Accumulation Unit Value at end of
   period                                    $11.146           $9.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    385              123

                                                                    APP B-45

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.049          $10.252
  Accumulation Unit Value at end of
   period                                    $10.956          $10.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               15
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.324          $11.282
  Accumulation Unit Value at end of
   period                                    $12.686          $11.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               35
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.543          $10.478
  Accumulation Unit Value at end of
   period                                    $11.693          $10.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               57
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.625          $10.754
  Accumulation Unit Value at end of
   period                                    $11.581          $10.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    350              107
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.424          $10.619
  Accumulation Unit Value at end of
   period                                    $11.516          $10.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.993          $11.287
  Accumulation Unit Value at end of
   period                                    $12.685          $10.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                3
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.715           $9.144
  Accumulation Unit Value at end of
   period                                    $10.384           $8.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.365          $10.312
  Accumulation Unit Value at end of
   period                                    $10.937          $10.365
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    269              194
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.498          $10.489
  Accumulation Unit Value at end of
   period                                    $11.479          $10.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               26
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.682          $10.659
  Accumulation Unit Value at end of
   period                                    $12.200          $10.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    607              142
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.989           $9.915
  Accumulation Unit Value at end of
   period                                    $11.151           $9.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               73

APP B-46

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011
---------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.384          $10.242
  Accumulation Unit Value at end of
   period                                    $11.688          $10.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    305               96
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.004          $10.092
  Accumulation Unit Value at end of
   period                                    $11.320          $10.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               19
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.393            9.484
  Accumulation Unit Value at end of
   period                                     10.163            9.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    257               34
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.683          $10.020
  Accumulation Unit Value at end of
   period                                    $10.381           $9.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               26
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.972          $10.870
  Accumulation Unit Value at end of
   period                                    $12.902          $10.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               16
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.927          $10.914
  Accumulation Unit Value at end of
   period                                    $12.582          $10.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.003           $9.534
  Accumulation Unit Value at end of
   period                                    $10.136           $9.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    248               67
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.397           $9.682
  Accumulation Unit Value at end of
   period                                    $10.941           $9.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300               76
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.810           $9.973
  Accumulation Unit Value at end of
   period                                    $11.116           $9.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              127
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.778           $9.960
  Accumulation Unit Value at end of
   period                                    $11.664           $9.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    239               51

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C - FUND DATA


I. INVESTMENT OPTIONS (STANDARD)



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation   Total return with a low to moderate          Invesco Advisers, Inc.
  Fund - Series II                       correlation to traditional financial market
                                         indices
 Invesco V.I. Core Equity Fund - Series  Seeks long-term growth of capital            Invesco Advisers, Inc.
  II
 Invesco V.I. International Growth Fund  Seeks long-term growth of capital            Invesco Advisers, Inc.
  - Series II
 Invesco V.I. Mid Cap Core Equity Fund   Seeks long-term growth of capital            Invesco Advisers, Inc.
  - Series II
 Invesco V.I. Money Market Fund -        Seeks to provide current income consistent   Invesco Advisers, Inc.
  Series II*(1)                          with preservation of capital and liquidity
 Invesco V.I. Small Cap Equity Fund -    Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series II
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth   Maximize total return consistent with        AllianceBernstein, L.P.
  Strategy Portfolio - Class B           Adviser's determination of reasonable risk
 AllianceBernstein VPS Small/Mid Cap     Seeks long-term growth of capital            AllianceBernstein, L.P.
  Value Portfolio - Class B
AMERICAN CENTURY VARIABLE PORTFOLIOS,
INC.
 American Century VP Growth Fund -       Seeks long-term capital growth               American Century Investment Management,
  Class II                                                                            Inc.
 American Century VP Mid Cap Value Fund  Seeks long-term capital growth with income   American Century Investment Management,
  - Class II                             is a secondary objective                     Inc.
 American Century VP Value Fund - Class  Seeks long-term capital growth with income   American Century Investment Management,
  II                                     as a secondary objective.                    Inc.
BLACKROCK VARIABLE SERIES FUNDS, INC.
 BlackRock Capital Appreciation V.I.     Seeks long-term growth of capital            BlackRock Advisors, Inc.
  Fund - Class III                                                                    Sub-advised by BlackRock Investment
                                                                                      Management, LLC
 BlackRock Equity Dividend V.I. Fund -   Seeks long-term total return and current     BlackRock Advisors, LLC
  Class III                              income                                       Sub-advised by BlackRock Investment
                                                                                      Management, LLC
 BlackRock Global Allocation V.I. Fund   Seeks high total investment return           BlackRock Advisors, LLC
  - Class III                                                                         Sub-advised by BlackRock Investment
                                                                                      Management, LLC and BlackRock International
                                                                                      Limited
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  Portfolio - Service Class 2                                                         Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates

APP C-2

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Mid Cap Portfolio -     Seeks long-term growth of capital            Fidelity Management & Research Company
  Service Class 2                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Strategic Income        Seeks a high level of current income. The    Fidelity Investments Money Management
  Portfolio - Service Class 2            fund may also seek capital appreciation
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund -       Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  Class 4                                prospects for capital appreciation           Sub-advised by Templeton Investment
                                                                                      Counsel, LLC
 Franklin Rising Dividends Securities    Seeks long-term capital appreciation with    Franklin Advisory Services, LLC
  Fund - Class 4                         preservation of capital as an important
                                         consideration
 Franklin Small Cap Value Securities     Seeks long-term total return                 Franklin Advisory Services, LLC
  Fund - Class 4
 Franklin Strategic Income Securities    Seeks a high level of current income, with   Franklin Advisers, Inc.
  Fund - Class 4                         capital appreciation over the long term as
                                         a secondary goal
 Mutual Global Discovery Securities      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  Fund - Class 4                                                                      Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 Mutual Shares Securities Fund - Class   Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  4                                      secondary goal
 Templeton Foreign Securities Fund -     Seeks long-term capital growth               Templeton Investment Counsel, LLC
  Class 4
 Templeton Global Bond Securities Fund   Seeks high current income, consistent with   Franklin Advisers, Inc.
  - Class 4                              preservation of capital, with capital
                                         appreciation as a secondary consideration
 Templeton Growth Securities Fund -      Seeks long-term capital growth               Templeton Global Advisors Limited
  Class 4
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund  Seeks capital appreciation                   Hartford Funds Management Company, LLC
  - Class IB                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford U.S. Government Securities     Seeks to maximize total return while         Hartford Funds Management Company, LLC
  HLS Fund - Class IB                    providing shareholders with a high level of  Sub-advised by Wellington Management
                                         current income consistent with prudent       Company, LLP
                                         investment risk
HARTFORD SERIES FUND, INC.
 American Funds Blue Chip Income and     Seeks to produce income exceeding the        Hartford Funds Management Company, LLC
  Growth HLS Fund - Class IB             average yield on U.S. stocks generally (as
                                         represented by the average yield on the S&P
                                         500 Index) and to provide an opportunity
                                         for growth of principal consistent with
                                         sound common stock investing.
 American Funds Bond HLS Fund - Class    Seeks to maximize current income and         Hartford Funds Management Company, LLC
  IB                                     preservation of capital.
 American Funds Global Bond HLS Fund -   Seeks a high level of total return over the  Hartford Funds Management Company, LLC
  Class IB                               long term

                                                                     APP C-3

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Funds Global Growth and        Seeks growth of capital over time and        Hartford Funds Management Company, LLC
  Income HLS Fund - Class IB             current income
 American Funds Global Small             Seeks growth of capital over time            Hartford Funds Management Company, LLC
  Capitalization HLS Fund - Class IB
 American Funds Growth HLS Fund - Class  Seeks growth of capital                      Hartford Funds Management Company, LLC
  IB
 American Funds Growth-Income HLS Fund   Seeks long-term growth of capital and        Hartford Funds Management Company, LLC
  - Class IB                             income over time
 American Funds International HLS Fund   Seeks long-term growth of capital over time  Hartford Funds Management Company, LLC
  - Class IB
 American Funds New World HLS Fund -     Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  Class IB
 Hartford Capital Appreciation HLS Fund  Seeks growth of capital                      Hartford Funds Management Company, LLC
  - Class IB                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund -  Seeks growth of capital                      Hartford Funds Management Company, LLC
  Class IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund   Seeks a high level of current income         Hartford Funds Management Company, LLC
  - Class IB                             consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Research HLS Fund -     Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  Class IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Growth HLS Fund - Class IB     Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford High Yield HLS Fund - Class    Seeks to provide high current income, and    Hartford Funds Management Company, LLC
  IB                                     long-term total return                       Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Index HLS Fund - Class IB      Seeks to provide investment results which    Hartford Funds Management Company, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate.
 Hartford International Opportunities    Seeks long-term growth of capital            Hartford Funds Management Company, LLC
  HLS Fund - Class IB                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Money Market HLS Fund - Class  Seeks maximum current income consistent      Hartford Funds Management Company, LLC
  IB*                                    with liquidity and preservation of capital   Sub-advised by Hartford Investment
                                                                                      Management Company

APP C-4

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Portfolio Diversifier HLS      Seeks to produce investment performance      Hartford Funds Management Company, LLC
  Fund - Class IB                        that mitigates against significant declines  Sub-advised by Hartford Investment
                                         in the aggregate value of investment         Management Company
                                         allocations to equity mutual funds under
                                         certain variable annuity contracts issued
                                         by Hartford Life Insurance Company and its
                                         affiliates, while also preserving the
                                         potential or modest appreciation in the
                                         Fund's net asset value when markets are
                                         appreciating
 Hartford Total Return Bond HLS Fund -   Seeks a competitive total return, with       Hartford Funds Management Company, LLC
  Class IB                               income as a secondary objective              Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Value HLS Fund - Class IB      Seeks long-term total return                 Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio -  Seeks high current income and the            Lord, Abbett & Co. LLC
  Class VC                               opportunity for capital appreciation to
                                         produce a high total return
 Lord Abbett Fundamental Equity          Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
  Portfolio - Class VC                   income without excessive fluctuations in
                                         market value
 Lord Abbett Growth and Income           Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
  Portfolio - Class VC                   income without excessive fluctuations in
                                         market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series - Service Class    Seeks capital appreciation                   MFS
 MFS(R) New Discovery Series - Service   Seeks capital appreciation                   MFS
  Class
 MFS(R) Research Bond Series - Service   Seeks total return with an emphasis on       MFS
  Class                                  current income, but also considering
                                         capital appreciation
 MFS(R) Total Return Series - Service    Seeks total return                           MFS
  Class
 MFS(R) Value Series - Service Class     Seeks capital appreciation                   MFS
PIMCO EQUITY SERIES VIT
 PIMCO EqS Pathfinder Portfolio -        Seeks capital appreciation                   Pacific Investment Management Company LLC
  Advisor Class
PIMCO VARIABLE INSURANCE TRUST
 PIMCO All Asset Portfolio - Advisor     Seeks maximum real return, consistent with   Pacific Investment Management Company LLC
  Class                                  preservation of real capital and prudent     Sub-advised by Research Affiliates
                                         investment management
 PIMCO Global-Multi Asset Portfolio -    Seeks maximum long-term absolute return,     Pacific Investment Management Company LLC
  Advisor Class                          consistent with prudent management of
                                         portfolio volatility.
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund - Class    Capital growth and current income            Putnam Investment Management, LLC
  IB

                                                                     APP C-5

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Investors Fund - Class IB     Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 Putnam VT Voyager Fund - Class IB       Capital appreciation                         Putnam Investment Management, LLC
 Fixed Accumulation Feature**            Preservation of capital                      General Account



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to Plus and Outlook products.



(1) The Fund will be available as an investment option on or about July 15, 2013.

                                                                     APP D-1

-------------------------------------------------------------------------------

APPENDIX D - OPTIONAL RIDER INVESTMENT RESTRICTIONS

If you elect Legacy Lock, Daily Lock Income Benefit, Future6 or Safety Plus, you must choose one of the following models*. The models will be re-balanced monthly.

                   PERSONAL PROTECTION PORTFOLIOS (5/1/2012)

HARTFORD STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Hartford Capital Appreciation HLS Fund                                       20%
Hartford Dividend and Growth HLS Fund                                        20%
Hartford International Opportunities HLS Fund                                10%
TOTAL                                                                       100%

AMERICAN STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
American Funds Growth HLS Fund                                               20%
American Funds Growth-Income HLS Fund                                        20%
American Funds International HLS Fund                                        10%
TOTAL                                                                       100%

FRANKLIN STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Templeton Growth Securities Fund                                             20%
Mutual Shares Securities Fund                                                20%
Franklin Rising Dividends Securities Fund                                    10%
TOTAL                                                                       100%

FOUR FOR CORE STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
American Funds Growth-Income HLS Fund                                        20%
Invesco V.I. Core Equity Fund                                                20%
Hartford International Opportunities HLS Fund                                10%
TOTAL                                                                       100%

FOUR FOR FLEXIBILITY STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
BlackRock Equity Dividend V.I. Fund                                          18%
BlackRock Capital Appreciation V.I. Fund                                     17%
PIMCO EqS Pathfinder Portfolio                                               15%
TOTAL                                                                       100%

APP D-2

-------------------------------------------------------------------------------

              PERSONAL PROTECTION PORTFOLIOS (5/1/2012), CONTINUED

FOUR FOR GROWTH STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Lord Abbett Fundamental Equity Portfolio                                     20%
American Funds Growth HLS Fund                                               20%
Invesco V.I. International Growth Fund                                       10%
TOTAL                                                                       100%

FOUR FOR VALUE STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
American Funds Blue Chip Income and Growth HLS Fund                          20%
Hartford Value HLS Fund                                                      20%
Templeton Foreign Securities Fund                                            10%
TOTAL                                                                       100%

DIVERSI-FIVE STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Fidelity VIP Contrafund Portfolio                                            20%
Invesco V.I. International Growth Fund                                        5%
MFS Value Series                                                             20%
Templeton Foreign Securities Fund                                             5%
TOTAL                                                                       100%

FIVE FOR BALANCE STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
American Century VP Value Fund                                               20%
Putnam VT Voyager Fund                                                       20%
Invesco V.I. International Growth Fund                                        5%
Templeton Foreign Securities Fund                                             5%
TOTAL                                                                       100%

INDEX STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Hartford Index HLS Fund                                                      50%
TOTAL                                                                       100%

* For Future6, in the event that your Contract Value reduces below the minimum amount rule and you fail to transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days, we will exercise our reserved contractual rights to reallocate these sums to the money market Sub-Account.

                                                                     APP D-3

-------------------------------------------------------------------------------

If you elect MAV V, Maximum Daily Value, or Future5, you may choose to invest in either the Portfolio Planner Asset Allocation Models, the Investment Strategy Models or approved individual Sub-Accounts**. The Models will be re-balanced quarterly.

              PORTFOLIO PLANNER ASSET ALLOCATION MODELS (5/1/2012)

                                                                       MODERATE
FUND                              CONSERVATIVE        BALANCED          GROWTH           GROWTH
----------------------------------------------------------------------------------------------------
American Century VP Mid Cap
 Value Fund                               0%                0%               0%               2%
American Funds Growth HLS Fund            4%                6%               7%               8%
American Funds International
 HLS Fund                                 2%                4%               5%               5%
Fidelity VIP Mid Cap Portfolio            2%                3%               3%               2%
Franklin Small Cap Value
 Securities Fund                          0%                0%               2%               2%
Franklin Strategic Income
 Securities Fund                          6%                4%               4%               3%
Hartford Capital Appreciation
 HLS Fund                                 3%                5%               6%               7%
Hartford Dividend and Growth
 HLS Fund                                 3%                5%               6%               7%
Hartford Growth Opportunities
 HLS Fund                                 3%                5%               6%               7%
Hartford High Yield HLS Fund             10%                5%               5%               5%
Hartford International
 Opportunities HLS Fund                   0%                0%               0%               4%
Hartford Total Return Bond HLS
 Fund                                    22%               17%              12%               7%
Invesco V.I. International
 Growth Fund                              2%                3%               4%               3%
Invesco V.I. Small Cap Equity
 Fund                                     2%                3%               2%               3%
Lord Abbett Fundamental Equity
 Portfolio                                3%                7%               8%               9%
MFS Research Bond Series                 22%               17%              13%              10%
MFS Value Series                          4%                6%               7%               8%
Templeton Foreign Securities
 Fund                                     2%                3%               4%               3%
Templeton Global Bond
 Securities Fund                         10%                7%               6%               5%
TOTAL                                   100%              100%             100%             100%

** For Future5, in the event that your Contract Value reduces below the minimum amount rule and you fail to transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days, we will exercise our reserved contractual rights to reallocate these sums to the money market Sub-Account.

APP D-4

-------------------------------------------------------------------------------

                    INVESTMENT STRATEGIES MODELS (5/1/2012)

HARTFORD CHECKS AND BALANCES

Hartford Capital Appreciation HLS Fund                                       33%
Hartford Dividend and Growth HLS Fund                                        33%
Hartford Total Return Bond HLS Fund                                          34%
TOTAL                                                                       100%

FRANKLIN FOUNDING INVESTMENT STRATEGY

Franklin Income Securities Fund                                              34%
Mutual Shares Securities Fund                                                33%
Templeton Growth Securities Fund                                             33%
TOTAL                                                                       100%

AMERICAN GROWTH FOUNDATION STRATEGY

American Funds Bond HLS Fund                                                 30%
American Funds Global Small Capitalization HLS Fund                          10%
American Funds Growth HLS Fund                                               25%
American Funds Growth-Income HLS Fund                                        20%
American Funds International HLS Fund                                        15%
TOTAL                                                                       100%

CORE FOUR

American Funds International HLS Fund                                        25%
Franklin Income Securities Fund                                              25%
Hartford Growth Opportunities HLS Fund                                       25%
Hartford Total Return Bond HLS Fund                                          25%
TOTAL                                                                       100%

                                                                     APP D-5

-------------------------------------------------------------------------------

INDIVIDUAL SUB-ACCOUNTS 5/1/2012

AlianceBernstein VPS Balanced Wealth Strategy Portfolio
BlackRock Global Allocation V.I. Fund
Invesco V.I. Balanced Risk Allocation Fund
MFS Total Return Series
PIMCO All Asset Portfolio
PIMCO Global-Multi Asset Portfolio

                    APP E-1

--------------------------------------------------------------------------------

APPENDIX E - OPTIONAL RIDER COMPARISON

DEATH BENEFITS

                         MAY BE ISSUED
OPTIONAL               WITH WHICH OTHER       REVOCABLE BY            BENEFIT
RIDER                  OPTIONAL RIDERS?      CONTRACT OWNER?          EQUALS
-----------------------------------------------------------------------------------
STANDARD              SAFETY PLUS;any one  No.                  Contract Value.
Death Benefit.*       withdrawal benefit.
RETURN OF PREMIUM V   SAFETY PLUS; any     Yes, after the       Greater of Premium
Death Benefit.        one withdrawal       earliest of the 5th  Payments adjusted
                      benefit.             anniversary of the   for Surrenders or
                                           rider effective      Contract Value
                                           date or Spousal      minus Premium Based
                                           Contract             Charges, if
                                           continuation. A      applicable.
                                           pro-rated rider
                                           charge will be
                                           assessed.
MAXIMUM ANNIVERSARY   SAFETY PLUS; any     No. However,         Greatest of: (a)
VALUE V               one withdrawal       violation of         Maximum Anniversary
Death Benefit.        benefit.             investment           Value, (b) Premium
                                           restrictions may     Payments adjusted
                                           result in            for Surrenders or
                                           termination by the   (c) Contract Value.
                                           Company. A
                                           pro-rated rider
                                           charge will be
                                           assessed.


OPTIONAL                  WITHDRAWAL            INVESTMENT
RIDER                     PERCENTAGE           RESTRICTIONS
--------------------  -------------------------------------------
STANDARD              Not applicable.     Not applicable.
Death Benefit.*
RETURN OF PREMIUM V   Not applicable.     Currently, none. We
Death Benefit.                            reserve the right to
                                          impose investment
                                          restrictions in the
                                          future.
MAXIMUM ANNIVERSARY   Not applicable.     Yes. Contract Value
VALUE V                                   must be invested within
Death Benefit.                            an approved asset
                                          allocation model(s),
                                          Fund(s), and other
                                          investment program(s)
                                          approved and designated
                                          by us.

* The Standard Death Benefit is not optional and is automatically included as part of your Contract.

APP E-2

--------------------------------------------------------------------------------

                        MAY BE ISSUED
OPTIONAL              WITH WHICH OTHER       REVOCABLE BY            BENEFIT
RIDER                 OPTIONAL RIDERS?      CONTRACT OWNER?          EQUALS
----------------------------------------------------------------------------------
LEGACY LOCK          SAFETY PLUS;         No. However, if      Greater of Enhanced
Death Benefit.       FUTURE6 or DAILY     your FUTURE6 or      Return of Premium
                     LOCK INCOME BENEFIT  DAILY LOCK INCOME    or Return of
                     must be elected.     BENEFIT rider is     Premium V Death
                                          terminated for any   Benefit.
                                          reason, or because
                                          you exercise you
                                          option to convert
                                          FUTURE6or DAILY
                                          LOCK INCOME BENEFIT
                                          to FUTURE5, this
                                          rider will also
                                          terminate.
MAXIMUM DAILY VALUE  SAFETY PLUS; any     No. However,         Greatest of: (a)
Death Benefit.       one withdrawal       violation of         Maximum Daily
                     benefit.             investment           Value, (b) Premium
                                          restrictions may     Payments adjusted
                                          result in            for Surrenders and
                                          termination by the   transfers to the
                                          Company. A           Personal Pension
                                          pro-rated rider      Account or (c)
                                          charge will be       Contract Value.
                                          assessed.


OPTIONAL                 WITHDRAWAL          INVESTMENT
RIDER                    PERCENTAGE         RESTRICTIONS
-------------------  ---------------------------------------
LEGACY LOCK          Not applicable.     Yes. You must
Death Benefit.                           concurrently elect
                                         FUTURE6 or DAILY
                                         LOCK INCOME BENEFIT
                                         and abide by its
                                         corresponding
                                         investment
                                         restrictions.

MAXIMUM DAILY VALUE  Not applicable.     Yes. Contract Value
Death Benefit.                           must be invested
                                         within an approved
                                         asset allocation
                                         model(s), Fund(s),
                                         and other
                                         investment
                                         program(s) approved
                                         and designated by
                                         us.

                    APP E-3

--------------------------------------------------------------------------------

OPTIONAL WITHDRAWAL OR ACCUMULATION BENEFITS

                         MAY BE ISSUED
OPTIONAL               WITH WHICH OTHER       REVOCABLE BY            BENEFIT
RIDER                  OPTIONAL RIDERS?      CONTRACT OWNER?          EQUALS
-----------------------------------------------------------------------------------
FUTURE5               Any one Death        No.                  Initially equal to
Withdrawal benefit.   Benefit, except                           Premium Payments.
                      LEGACY LOCK.                              Fluctuates
                                                                thereafter based on
                                                                Market Increases,
                                                                or Deferral
                                                                Bonuses, and
                                                                subsequent Premium
                                                                Payments, partial
                                                                Surrenders, or
                                                                transfers to or
                                                                from the Personal
                                                                Pension Account.
FUTURE6               Any one Death        No.                  Same as FUTURE5.
Withdrawal benefit    Benefit.                                  See above.
(Note: Not available
if Daily Lock Income
Benefit is available
in your state.)
DAILY LOCK INCOME     Any one Death        No.                  Same as FUTURE5. If
BENEFIT               Benefit.                                  you elect this
Withdrawal benefit.                                             rider after the
                                                                Contract Issue
                                                                date, the Payment
                                                                Base will be based
                                                                on the Contract
                                                                Value on the date
                                                                the rider becomes
                                                                effective.
SAFETY PLUS           Any one Death        Yes, after the       Not applicable.
Accumulation          Benefit, except      earlier of Spousal
benefit.              LEGACY LOCK.         Contract
                                           continuation or the
                                           fifth Contract
                                           Anniversary after
                                           the rider effective
                                           date.
PERSONAL PENSION      May be issued with   No                   Benefit Balance
ACCOUNT               any other optional
                      rider.


OPTIONAL                  WITHDRAWAL            INVESTMENT
RIDER                     PERCENTAGE           RESTRICTIONS
--------------------  -------------------------------------------
FUTURE5               4%: age 59.5 - 64;  Yes. Contract Value
Withdrawal benefit.   5%: age 65+ for     must be invested within
                      Contracts issued    an approved asset
                      prior to July 16,   allocation model(s),
                      2012. 3.5%: age     Fund(s), and other
                      59.5 - 64; 4.5%:    investment program(s)
                      age 65 - 84; 5.5%:  approved and designated
                      age 85+ for         by us.
                      Contracts issued
                      on or after July
                      16, 2012. Based on
                      age at time of
                      first partial
                      Surrender.
FUTURE6               4%: age 59.5 - 64.  Yes. Contract Value
Withdrawal benefit    5%: age 65+. Based  must be invested within
(Note: Not available  on age at time of   an approved asset
if Daily Lock Income  first partial       allocation model(s),
Benefit is available  Surrender.          Fund(s), and other
in your state.)                           investment program(s)
                                          approved and designated
                                          by us.
DAILY LOCK INCOME     4%: age 59.5 - 64.  Yes. Contract Value
BENEFIT               5%: age 65 - 84.    must be invested within
Withdrawal benefit.   6%: age 85+. Based  an approved asset
                      on age at time of   allocation model(s) and
                      first partial       other investment
                      Surrender.          program(s) approved and
                                          designated by us.

SAFETY PLUS                               Yes. Contract Value
Accumulation                              must be invested within
benefit.                                  an approved asset
                                          allocation model(s) and
                                          other investment
                                          program(s) approved and
                                          designated by us

PERSONAL PENSION      Not applicable.     None; however if you
ACCOUNT                                   elect another optional
                                          benefit, those
                                          investment restrictions
                                          will apply.

To obtain a Statement of Additional Information, please complete the form below and mail to:


     Hartford Life Insurance Company/Hartford Life and
     Annuity Insurance Company
     PO Box 14293
     Lexington, KY 40512-4293


Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                        HARTFORD LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD'S PERSONAL RETIREMENT MANAGER III

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.


To obtain a prospectus, send a written request to Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.


Date of Prospectus: May 1, 2013
Date of Statement of Additional Information: May 1, 2013

TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                3
  Total Return for all Sub-Accounts                                            3
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 13, 2013, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Seven as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2013, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. (HSD). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2012: $11,308,260; 2011: $12,620,888; and 2010: $16,548,405.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments with at least a $100 value in 2012 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.


Acument Securities, Inc., Aegis Investments, Inc., Allen & Company of Florida, Inc., Alliance Bank, Allied Beacon Partners, American Century Brokerage, American Funds & Trust, Inc., American Independent Securities Group, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., BB&T Investment Services, Inc., BBVA Compass Investment Solutions, BCG Securities, Inc., Beaconsfield Financial Services, Inc., Benchmark Investments, Inc., Benjamin F. Edwards, Berthel, Fisher & Co. Financial Services, Boenning & Scattergood, Inc., Broker Dealer Financial Svcs Corp., Brown, Lisle & Cummings, Inc., Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., CFD Investments, Inc., Charles Schwab & Company, Inc, Citadel Federal Credit Union, Citigroup Global Markets, Inc., Citizens Bank, Comerica Securities, Commerce Bank, N.A., Commonwealth Financial Network, Consolidated Federal C.U., Coordinated Capital Securities, Inc.,

-------------------------------------------------------------------------------


CorePlus Federal Credit Union, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Deutsche Bank Securities, Inc., Dominion Investor Services, Inc., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., FCG Advisors, Feltl & Company, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Telesis, Inc., First Allied Securities, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gilford Securities, Inc., Girard Securities, Inc., Greycourt & Company, GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Harbour Financial Services, Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, HBW Securities, LLC, Hefren - Tillotson Masterplan, Heim Young & Associates, Inc., Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities
(USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, Invesco, INVEST Financial Corporation, Investacorp, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., KMS Financial Services, Inc., Kovack Securities, Inc., L.O. Thomas & Company, Lara, Shull & May, LTD, Larimer Capital Corporation, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Dist., Inc., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., LPL Financial Corporation, LPL Financial Services, M & T Bank, M & T Securities, Inc., Merrill Lynch, Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., MidWest One Bank, Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, Multi-Financial Securities Corp., National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Next Financial Group, Inc., NFP Securities, Inc., Northern Trust, N.A., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Packerland Brokerage Services, Inc., Park Avenue Securities, LLC, Patelco Credit Union, Paulson Investment Company Inc., Penrod Financial Group, Peoples Securities, Inc., Peoples United Bank, Pershing, PlanMember Securities Corp., Prime Capital Services, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Pruco Securities Corp., Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Quest Capital Strategies, Inc., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBS Citizens, NA, Resource Horizons Group, LLC, Ridgeway & Conger, Inc., RiverStone Wealth Management, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Signature Securities Group, SII Investments, Sloan Securities Corp., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stockcross Financial Services, Inc., Summit Bank, Summit Brokerage Services Inc., Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Symetra Investment Services, Inc., Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Capital Group Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., TrustCore Investments, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Brokerage Services, Inc., United Community Bank, United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Waddell & Reed, Inc., Walnut Street Securities, Inc., Wayne Hummer Investments, LLC, Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., WesBanco Securities, Inc., WFG Investments, Inc., William C. Burnside & Company, Woodbury Financial Services, Inc., World Equity Group, Inc. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will be calculated on a quarterly basis from the date the underlying fund is made available in the Separate Account for one, five and ten year periods or some other relevant periods if the underlying fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return,

4

-------------------------------------------------------------------------------

the Total Annual Fund Operating Expenses, applicable Sales Charges, Premium Based Charges, if applicable, Separate Account Annual Expenses, and the Annual Maintenance Fee are deducted from a hypothetical initial Premium Payment of $1,000.00. Standardized total returns do not include charges for optional benefit riders.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

The Sub-Account may advertise a non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return does not include the Annual Maintenance Fee, Premium Based Charges, if applicable, or Sales Charges. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The Sub-Account may also advertise adjusted non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Adjusted non-standardized total return is measured in the same manner as the standardized total return described above.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund's performance for periods pre-dating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception of the Master Fund, as adjusted for the Feeder Fund's operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waivers and reimbursements, in the absence of which performance may have been lower.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

-------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

HARTFORD'S PERSONAL RETIREMENT MANAGER III

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Hartford's Personal Retirement Manager III variable annuity. The prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. This Contract is closed to new investors. You may own this annuity on a single or joint basis. This variable annuity allows you to allocate your Deposit among the following portfolio companies:

X  AllianceBernstein L.P.

X  American Century Investments

X  American Funds Insurance Series

X  BlackRock

X  Fidelity Investments

X  Franklin Templeton Investments

X  Hartford HLS Funds

X  Invesco

X  Lord, Abbett & Co., LLC

X  MFS Investment Management

X  PIMCO

X  Putnam Investments, LLC

You may also allocate all or any portion of your Deposit to the Personal Pension Account and/or the Fixed Accumulation Feature. The Fixed Accumulation Feature is not available for every Contract share class.

This prospectus refers to the following Contract share classes:

X  B Share

X  C Share

X  I Share

X  L Share

The Contract share class will be selected on your application and identified in your Contract. Not every Contract share class or optional rider may be available from your Financial Intermediary or in your state. The I share class is offered through registered investment/financial advisors. Other available Contract share classes offered through select Financial Intermediaries are not described in this Prospectus and may be subject to different charges.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus. Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX ADVANTAGE from this variable annuity if you are investing through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY           [NOT FDIC BANK
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE                IMAGE]

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2013

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2013

2

-------------------------------------------------------------------------------

CONTENTS


                                                                        PAGE
--------------------------------------------------------------------------------
1. INTRODUCTION                                                                3
2. FEE SUMMARY                                                                 4
3. MANAGEMENT OF THE CONTRACT                                                  7
  The Company                                                                  7
  The General Account                                                          7
  The Separate Account                                                         7
  The Funds                                                                    7
  Fixed Accumulation Feature                                                   9
4. INFORMATION ON YOUR ACCOUNT                                                10
  a. Purchasing a Contract                                                    10
  b. Charges and Fees                                                         19
  c. Surrenders                                                               22
  d. Annuity Payouts                                                          25
5. DEATH BENEFITS                                                             29
  a. Standard Death Benefit                                                   29
  b. Return of Premium V                                                      30
  c. Maximum Anniversary Value V                                              32
  d. Legacy Lock                                                              35
  e. Maximum Daily Value                                                      38
  f. How is the Death Benefit Paid?                                           41
  g. Who will receive the Death Benefit?                                      42
6. OPTIONAL WITHDRAWAL BENEFITS                                               42
  a. Future5 and Future6                                                      42
  b. Daily Lock Income Benefit                                                50
  c. Personal Pension Account                                                 58
7. OPTIONAL ACCUMULATION BENEFIT - SAFETY PLUS                                63
8. ADDITIONAL INFORMATION                                                     67
  a. Glossary                                                                 67
  b. State Variations                                                         70
  c. Miscellaneous                                                            71
  d. Legal Proceedings                                                        72
  e. How Contracts Are Sold                                                   72
9. FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING TAX-QUALIFIED
RETIREMENT PLANS                                                              74
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      90
APPENDIX A - EXAMPLES                                                    APP A-1
APPENDIX B - ACCUMULATION UNIT VALUES                                    APP B-1
APPENDIX C - FUND DATA                                                   APP C-1
APPENDIX D - OPTIONAL RIDER INVESTMENT RESTRICTIONS                      App D-1
APPENDIX E - OPTIONAL RIDER COMPARISON                                   APP E-1

-------------------------------------------------------------------------------

1. INTRODUCTION

HOW TO BUY THIS VARIABLE ANNUITY

This Contract and all features are closed to new investors.

X  Choose a Contract class

                MINIMUM INITIAL                                                                                 MORTALITY &
                    DEPOSIT                                                                                     EXPENSE RISK
                                NON-                                                                                AND
            QUALIFIED         QUALIFIED                                                                        ADMINISTRATIVE
            CONTRACT          CONTRACT   SALES RELATED CHARGES                                                    CHARGES
------------------------------------------------------------------------------------------------------------------------------
B SHARE       $2,000            $5,000   7 year Contingent Deferred Sales Charge; Premium Based Charge                0.65%
C SHARE       $2,000           $10,000   None                                                                         1.50%
I SHARE       $5,000           $10,000   None                                                                         0.30%
L SHARE       $2,000           $10,000   4 year Contingent Deferred Sales Charge                                      1.45%

This table does not show Fund expenses, Premium taxes, Annual Maintenance Fee, and optional rider fees. Each Contract share class has its own minimum Contract Value requirements.

X  Choose investment options

- Sub-Accounts - Funds representing a range of investment strategies, objectives and asset classes.
- Fixed Accumulation Feature (B share class only) - A fixed interest account.
- Personal Pension Account - A fixed interest account designed to provide lifetime payouts.

Subject to limitations, you may move your investment among each of these options.

X  Choose an optional feature

   Guaranteed Withdrawal Benefit                  Future5*
                                                  Future6*
                                         Daily Lock Income Benefit*
                                          Personal Pension Account
  Guaranteed Accumulation Benefit               Safety Plus*
          Death Benefits                Maximum Anniversary Value V*
                                             Return of Premium V
                                            Maximum Daily Value*
                                                Legacy Lock**

*   Investment restrictions apply.

** May only be elected if Future6 or Daily Lock Income Benefit is also elected. Legacy Lock was formerly known as Future6 DB. Investment restrictions apply.

Optional features may not be available through your Financial Intermediary or in all states.

X Complete our application or order request and submit it to your Financial Intermediary for approval.

X  Pay the applicable minimum initial Deposit.

4

-------------------------------------------------------------------------------

2. FEE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

                                             SURRENDER CHARGE
                           B SHARE        C SHARE        I SHARE        L SHARE
--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES                   None           None
CHARGE (CDSC) (1)
 Contract Year 1             8.5%                                          8%
       2                      8%                                           7%
       3                      7%                                           6%
       4                      6%                                           5%
       5                      5%                                           0%
       6                      4%
       7                      3%
       8+                     0%

(1) Each Deposit has its own CDSC schedule. The CDSC is a percentage of Remaining Gross Premiums. Please see Section 4(b) and Examples 1-7 in Appendix A for more information on how CDSC is calculated.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.

                                          B SHARE   C SHARE   I SHARE   L SHARE
--------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (2)                  $50       $50       $50       $50
PREMIUM BASED CHARGE (3)                   0.50%      None      None      None
SEPARATE ACCOUNT ANNUAL EXPENSES (as a
 percentage of average daily
 Contract Value excluding Fixed
 Accumulation Feature and Personal
 Pension Account investments)
  Mortality and Expense Risk Charge        0.45%     1.30%     0.10%     1.25%
  Administrative Charge                    0.20%     0.20%     0.20%     0.20%
  TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES   0.65%     1.50%     0.30%     1.45%
MAXIMUM OPTIONAL CHARGES (4)
  Maximum Anniversary Value V (5)          1.50%     1.50%     1.50%     1.50%
  Legacy Lock (6)                          1.50%     1.50%     1.50%     1.50%
  Return of Premium V (7)                  0.75%     0.75%     0.75%     0.75%
  Maximum Daily Value (8)                  1.50%     1.50%     1.50%     1.50%
  Safety Plus (9)                          2.50%     2.50%     2.50%     2.50%
  Future6 (10)
   Single Life Option                      2.50%     2.50%     2.50%     2.50%
   Joint/Spousal Option                    2.50%     2.50%     2.50%     2.50%
  Future5 (11)
   Single Life Option                      2.50%     2.50%     2.50%     2.50%
   Joint/Spousal Option                    2.50%     2.50%     2.50%     2.50%
  Daily Lock Income Benefit (12)
   Single Life Option                      2.50%     2.50%     2.50%     2.50%
   Joint/Spousal Option                    2.50%     2.50%     2.50%     2.50%

(2)  Fee waived if Total Balance is $50,000 or more on your Contract
     Anniversary.

(3) For B share Contracts, an annual Premium Based Charge is assessed against each Premium Payment. The Premium Based Charge is a percentage of Remaining Gross Premium. Remaining Gross Premium is equal to Premium Payments adjusted by

-------------------------------------------------------------------------------

     partial Surrenders. We calculate your Premium Based Charge based on Remaining Gross Premiums on each Contract Anniversary as adjusted since the last Premium Based Charge was taken. Please see section 4.b. Premium Based Charge for more information. The Premium Based Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Accumulation Feature or the Personal Pension Account. Please see Section 4.b. Charges and Fees and Premium Based Charge Examples 1-3 in Appendix A.

(4) You may only elect one of the following optional Death Benefits: Legacy Lock, Maximum Daily Value, Maximum Anniversary Value V or Return of Premium
     V. You may only elect one of the following optional riders: Daily Lock Income Benefit, Future6, Future5 or Safety Plus. All optional charges shown are deducted on each Contract Anniversary.

(5) Rider charge is based on the Death Benefit, not including the Personal Pension Account Death Benefit. Current rider charge is 0.35%.

(6)  Rider charge is based on the greater of (a) Enhanced Return of Premium or
     (b) Return of Premium V Death Benefit on each Contract Anniversary. Current rider charge is 0.95%.

(7) Rider charge is based on the Death Benefit, not including the Personal Pension Account Death Benefit. Current rider charge is 0.25%.

(8) Rider charge based on Maximum Daily Value Death Benefit, not including the Personal Pension Account Death Benefit. The current rider charge is 0.55%.

(9) Rider charge is based on the Guaranteed Accumulation Benefit. The Guaranteed Accumulation Benefit is initially equal to Premium Payments. The Guaranteed Accumulation Benefit will be adjusted by subsequent Premium Payments, partial Surrenders or transfers to or from the Personal Pension Account prior to the first rider anniversary. Current rider charge is 1.25%.

(10) Rider charge is based on Payment Base. The Payment Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Market Increases, Deferral Bonuses, partial Surrenders or transfers to or from the Personal Pension Account. Current rider charge for Single Life Option is 1.10%. Current rider charge for Joint/Spousal Option is 1.30%.

(11) Rider charge is based on Payment Base. The Payment Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Market Increases, Deferral Bonuses, partial Surrenders or transfers to or from the Personal Pension Account. Current rider charge for Single Life Option is 1.25%. Current rider charge for Joint/Spousal Option is 1.50%.

(12) Rider charge is based on Payment Base. The Payment Base is initially equal to Premium Payments. It will fluctuate based in subsequent Premium Payments, Market Increases, Deferral Bonuses, partial Surrenders or transfers to or from the Personal Pension Account. Current rider charge for Single Life Option is 1.25%. Current rider charge for Joint/Spousal Option is 1.50%.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                       MINIMUM            MAXIMUM
----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     0.58%              2.20%
(expenses that are deducted from Sub-Account assets,
including management fees, distribution charges
and/or service fees (12b-1) fees, and other expenses.

6

-------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., MAXIMUM ANNIVERSARY VALUE V AND FUTURE5). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING PERSONAL PENSION ACCOUNT CONTRIBUTIONS AND AMOUNTS ALLOCATED TO THE FIXED ACCUMULATION FEATURE), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:


(1)  If you Surrender your Contract at the end of the applicable time period:



                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
B Share                              $1,654   $3,140   $4,595        $8,279
C Share                              $1,025   $2,484   $4,147        $8,287
I Share                                $724   $2,200   $3,708        $7,592
L Share                              $1,636   $3,124   $4,217        $8,416



(2)  If you annuitize at the end of the applicable time period:



                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
B Share                           $444        $2,049   $3,672        $7,779
C Share                           $531        $2,159   $3,792        $7,857
I Share                           $409        $1,855   $3,333        $7,142
L Share                           $525        $2,182   $3,842        $7,966



(3)  If you do not Surrender your Contract:



                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
B Share                           $809        $2,444   $4,097        $8,279
C Share                           $826        $2,484   $4,147        $8,287
I Share                           $724        $2,200   $3,708        $7,592
L Share                           $840        $2,527   $4,217        $8,416


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments minus any Premium taxes, by the Accumulation Unit Value for that Valuation Day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B - Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information.

-------------------------------------------------------------------------------

3. MANAGEMENT OF THE CONTRACT

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.

All guarantees under the Contract are subject to each issuing company's financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) and the Personal Pension Account are part of our General Account. Please see Section 4.a for a description of the DCA Plus program. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and the Personal Pension Account and any other payment obligation we undertake under the Contract, including Death Benefits and optional withdrawal benefits, are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

- are not subject to the liabilities arising out of any other business we may conduct;

- are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

- may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

- are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of the Separate Account.

THE FUNDS

At the time you purchase your Contract, you may allocate your Deposit to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you

8

-------------------------------------------------------------------------------

buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix C for additional information.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other Separate Accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted;

- send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

-   arrange for the handling and tallying of proxies received from Owners;

- vote all Fund shares attributable to your Contract according to instructions received from you, and

- vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

-------------------------------------------------------------------------------


The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2012, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):



AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2012, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2012, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $106.8 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


FIXED ACCUMULATION FEATURE


EFFECTIVE OCTOBER 4, 2013, WE WILL NO LONGER ACCEPT NEW ALLOCATIONS OR PREMIUM PAYMENTS TO THE FIXED ACCUMULATION FEATURE.



The following information applies only for Contract Value allocated to or in the Fixed Accumulation Feature prior to October 4, 2013.


INTERESTS IN THE FIXED ACCUMULATION FEATURE ARE NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACT SHARE CLASSES AND IS NOT AVAILABLE IN ALL STATES OR IF YOU HAVE ELECTED EITHER THE FUTURE6, DAILY LOCK INCOME BENEFIT OR SAFETY PLUS RIDER.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We may credit a rate higher than the minimum rate. We reserve the right to declare different rates of interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and, except as specifically stated above, no assurances are offered as to future rates in excess of non-forfeiture rates. Some of the factors that we may consider in determining whether to credit interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors. Fixed Accumulation Feature interest rates may vary by State.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a first-in, first-out basis (i.e., oldest investments will be liquidated first).

10

-------------------------------------------------------------------------------

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE CREDITED RATES.


As stated above, effective October 4, 2013, we will no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.


Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts or the Personal Pension Account, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary. When we calculate the 30%, we add Premium Payments allocated to the Fixed Accumulation Feature, transfers from Sub-Accounts and transfers from the Personal Pension Account made after that date, but before the next Contract Anniversary. These restrictions also apply to systematic transfers. The 30% does not include Contract Value in any DCA Plus Program; or

- an amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within sixty days of being notified of the renewal rate.

We may defer transfers and partial Surrenders from the Fixed Accumulation Feature for up to six months from the date of your request.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Value in the Fixed Accumulation Feature to Sub-Accounts and/or Personal Pension Account; therefore this may not provide an effective short term defensive strategy.

4. INFORMATION ON YOUR ACCOUNT

A. PURCHASING A CONTRACT

WHO CAN BUY THIS CONTRACT?

The Contract is an individual tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

- individual retirement annuities adopted according to Section 408 of the Code;

- employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified Plan receives tax-deferred treatment under the Code.

We do not accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional investments into any individual annuity contract funded through a 403(b) plan.

We do not accept any new retirement plans qualified under Sections 401(a) and 403(a) of the Code or employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, or certain eligible deferred compensation plans as defined in Section 457 of the Code.

The Personal Pension Account may not be available to all types of qualified
Plans.

-------------------------------------------------------------------------------

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A investment professional will work with you to complete and submit an application or an order request form. Part of this process will include an assessment as to whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your investment professional shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary. Your initial Deposit will not be invested in any Account and/or the Personal Pension Account during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien application submissions require our prior approval.

The minimum initial Deposit required to buy this Contract varies based on the type of investment, Contract share class and whether you enroll in a systematic investment Program such as the InvestEase(R) Program. Financial Intermediaries may impose requirements regarding the form of payment they will accept. Deposits not actually received by us within the time period provided below will result in the rejection of your application or order request.

Deposits sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be In Good Order.

We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Deposits of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Deposit of $1 million or more;

- if total Deposits, aggregated by social security number or taxpayer identification number, equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 80 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

We urge you to discuss with your investment professional which share class is suitable for your needs. Share class availability and/or mortality and expense risk charge arrangements may vary based on the Financial Intermediary selling this variable annuity to you. Charges affect your overall rate of return on your Contract Value. In determining whether to invest in a share class that imposes a CDSC, you might consider whether higher mortality and expense risk and Premium Based Charges, if applicable, outweigh the benefits of CDSC that reduce, or are eliminated, over time. Finally, in determining whether to invest in a share class offered through a Financial Intermediary, you might consider how the fee charged by your Financial Intermediary bears in relation to the costs associated with investing in other share classes that impose higher fees.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Total Balance (refunding applicable expenses) as of the Valuation Day we receive your properly completed request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Total Balance may be more or less than your Deposits depending upon the investment performance of your Contract. This means that you bear the risk of any decline in your Total Balance until we receive your notice of cancellation. In certain states, however, we are required to return your Deposit without deduction for any fees, charges or market fluctuations.

12

-------------------------------------------------------------------------------

HOW ARE DEPOSITS APPLIED TO YOUR CONTRACT?

Your initial Deposit will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Deposit, both being In Good Order. If we receive a subsequent Deposit before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Deposit after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Deposit on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Deposits based on your last instructions on record. We will send you a confirmation when we invest your Deposit.

If the request or other information accompanying the initial Deposit is incomplete or not In Good Order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Deposit at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Deposit and explain why it could not be processed or keep the Deposit if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is In Good Order. While the suitability and good order process is underway, Deposits will not be applied to your Contract. You will not earn any interest on Deposits even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to reverse a transaction based on their review of your investment professional's recommendations. The firm that sold this Contract to you, and we may directly or indirectly earn income on your Deposits. For more information, contact your investment professional.

HOW IS CONTRACT VALUE CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds, and does not include Benefit Balance or any Payment Base associated with an optional benefit. There are two things that affect the value of your Sub-Accounts: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to Sub-Accounts within your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Account, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract or as a result of the application of certain Contract charges.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- the net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- the net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses and administrative charges, divided by the number of days in the year multiplied by the number of days in the Valuation Period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract share classes.

PERSONAL PENSION ACCOUNT TRANSFER PROGRAMS. You may instruct us to reallocate portions of your Contract Value invested in Sub-Account(s) and Fixed Accumulation Feature into the Personal Pension Account based on any one of the following options:

- FIXED DOLLAR OPTION: You may specify a predetermined fixed amount to be transferred into the Personal Pension Account on a monthly, quarterly, semi-annual, or annual basis. Please see Personal Pension Account Example 5 in Appendix A for more information.

-------------------------------------------------------------------------------

- INVESTMENT GAINS OPTION: You may specify that we annually sweep investment gains into the Personal Pension Account. We define investment gains as the positive difference between your Anniversary Value and starting value (as adjusted by partial Surrenders) as of each Contract Anniversary. Your Anniversary Value is your Contract Value as of each Contract Anniversary prior to your Annuity Commencement Date. Your starting value is either (a) your initial Premium Payment (if electing this Program at the time of Contract issuance); or (b) your Contract Value as of the date of enrollment (if electing this Program after Contract issuance). Accordingly, your Anniversary Value may increase from year to year and no portion of your Contract Value will be moved into the Personal Pension Account if your Anniversary Value did not exceed your starting value. Please see Personal Pension Account Example 5 in Appendix A for more information.

- INCOME PATH OPTION: This Program is intended for those who wish to annually increase the proportion of their Total Balance invested in the Personal Pension Account ending with their Target Income Age. You must set the annually increasing portion of your Total Balance that is to be invested in the Personal Pension Account (called a Target Allocation) when you first enroll in the Program. We will reallocate as much of your Contract Value into the Personal Pension Account as is needed to try to meet your Target Allocation on each Contract Anniversary. We will not reallocate portions of your Benefit Balance into Contract Value. The amount of Contract Value transferred to the Personal Pension Account cannot be predicted because your Contract Value may go up or down during each Contract Year. In those Contract Years, if any, where your Contract Value has not grown to the level needed to meet your Target Allocation, you will not be able to reach your Target Allocation for that Contract Anniversary. On those Contract Anniversaries where your Target Allocation is not achievable, we will not transfer any Contract Value to the Personal Pension Account. Since the Target Allocations do not change if you miss a year, a larger reallocation may occur in a subsequent year to catch up to your scheduled Target Allocation. Please see Personal Pension Account Example 5(e) in Appendix A for more information.

We will reduce your Sub-Account and Fixed Accumulation Feature holdings on a dollar-for-dollar basis according to the proportion of how Contract Value is currently invested. Annual transfers may be suspended for any Contract Year where your Contract Value is insufficient to comply with your instructions. Please see Section 6(b) for a description of the Personal Pension Account. Please see Personal Pension Account Example 5 in Appendix A for more information.

These Programs will terminate:

- if, as the result of any transfer, your Total Balance is less than that required by our minimum amount rules (as defined in the "What kind of Surrenders are available - Before the Annuity Commencement Date" in Section 4.c);

-   upon our receipt of due proof of death;

-   if you annuitize your Contract; or

- if we receive your request to terminate the Program at least five Business Days prior to the next scheduled transfer date. If we do not receive the request in this period, the request will be honored on the next scheduled transfer date.

The Income Path program will automatically terminate at your Target Income Age
    (when your Target Allocation is reached.).

Other considerations:

- These Programs do not assure a profit nor do they protect against loss in declining markets.

- Only one Transfer Program option may be active at any given time. If you wish to change to another Transfer Program option, you must terminate your current Transfer Program and establish a new one of your choice.

- Transfer of Contract Value from Sub-Account(s) or the Fixed Accumulation Feature to the Personal Pension Account may result in a recalculation of Annual Withdrawal Amount (AWA) and Remaining Gross Premium and may result in a reduction of your AWA. Program transfers may also trigger a proportionate reduction in optional Death Benefits.

- Amounts transferred into the Personal Pension Account will be assigned then current Credited Interest Rates and Payout Purchase Rates as of the date of the transfer. Your existing Target Income Age applies to all transfers into the Personal Pension Account.

- You must have at least $1,000 in the Personal Pension Account prior to enrolling in any of these Programs. The minimum amount that may be transferred to the Personal Pension Account is $1,000. If the minimum amount per transfer is not met under the Fixed Dollar Option program, the transfer frequency will be changed to satisfy the minimum requirement. If the minimum amount per transfer is not met under the Investment Gains program or the Income Path program, that particular scheduled transfer instance will not occur, but the Program will remain active.

- You may not enroll in the Investment Gains and Fixed Dollar programs if any of the following programs are currently elected: Automatic Income Program, including automatic Required Minimum Distribution (RMD) programs, Dollar Cost Averaging Programs, or the Substantially Equal Periodic Payments Under Code Section 72(q) Program.

- The Personal Pension Account Transfer Programs Investment Gains and Income Path Options are not available if you elect either the Future5, Future6, Daily Lock Income Benefit or the Safety Plus.

14

-------------------------------------------------------------------------------

INVESTEASE

This electronic Funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund, the Fixed Accumulation Feature, or the Personal Pension Account. You cannot use this Program to invest in the DCA Plus Programs.

STATIC ASSET ALLOCATION MODELS

This systematic Deposit program feature allows you to select an asset allocation model based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain Funds or Fund complexes. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular Funds or Fund complexes and are not based on such investment theories. Static asset allocation models offered from time to time are reflected in your application and marketing materials. If a model(s) is no longer available for new assets, we will continue to rebalance existing assets in the model(s) at the specified frequency. You may obtain a copy of the current models by contacting your Financial Intermediary.

You may invest in an asset allocation model through the Dollar Cost Averaging Program when the Fixed Accumulation Feature, Personal Pension Account, or a DCA Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the InvestEase or Automatic Income Program.

You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on Fund abusive trading restrictions.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain optional riders.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature or the Personal Pension Account. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Availability of these models is subject to Fund company restrictions. Please refer to "What Restrictions Are There on your Ability to Make a Sub-Account Transfer?" below for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Contract Value based on those updates. Information on updated asset allocation models may be obtained by contacting your investment professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which asset allocation model is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each asset allocation model is intended to maximize returns given various levels of risk tolerance, an asset allocation model may not perform as intended. Market, asset class or allocation option performance may differ in the future from historical performance and from the assumptions upon which the asset allocation model is based, which could cause an asset allocation model to be ineffective or less effective in reducing volatility. An asset allocation model may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of asset allocation models can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the asset allocation models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

-------------------------------------------------------------------------------

Additional considerations apply for qualified Contracts with respect to static asset allocation model Programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employment Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any asset allocation models. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any asset allocation model with governing plan documents.

ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain optional riders are elected). You can also combine this Program with others such as the Automatic Income Program, InvestEase and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

DOLLAR COST AVERAGING PROGRAMS

Dollar Cost Averaging is a program that allows you to systematically make transfers into Funds or into the Personal Pension Account over a period of time. Since the transfer into Funds or into the Personal Pension Account occurs at regularly scheduled intervals, regardless of price fluctuations, you may ultimately have an average cost per share that is lower. We offer three Dollar Cost Averaging Programs:

-   DCA Plus

-   Fixed Amount DCA

-   Earnings/Interest DCA


DCA PLUS - EFFECTIVE OCTOBER 4, 2013, THE DCA PLUS PROGRAM WILL NO LONGER BE AVAILABLE AND WE WILL NO LONGER ACCEPT INITIAL OR SUBSEQUENT PREMIUM PAYMENTS INTO THE PROGRAM. CONTRACT OWNERS WHO HAVE COMMENCED EITHER A 12-MONTH OR 6-MONTH TRANSFER PROGRAM PRIOR TO OCTOBER 4, 2013 WILL BE ALLOWED TO COMPLETE THEIR CURRENT PROGRAM, BUT WILL NOT BE ALLOWED TO ELECT A NEW PROGRAM.


This program allows you to earn a fixed rate of interest on investments and is different from the Fixed Accumulation Feature or the Personal Pension Account. We determine, at our discretion, the interest rates to be credited. These interest rates may vary depending on the Contract share class you purchased and the date the request for the Program is received. Please consult your investment professional to determine the interest rate for your Program. DCA Plus may not be available for all Contract share classes.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer
    Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for twelve months. You must transfer these investments into available Funds or the Personal Pension Account (and not the Fixed Accumulation Feature) during this twelve month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. You must make at least seven but no more than twelve consecutive, monthly transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for six months. You must transfer these investments into available Funds or the Personal Pension Account (and not the Fixed Accumulation Feature) during this six month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. You must make at least three but no more than six consecutive, monthly transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made are considered a separate rate lock Program investment. You can invest in up to five different rate lock Programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We will pre-authorize Program investment transfers subject to restrictions.

- Pre-authorized transfers will begin within fifteen days of receipt of the Program payment provided we receive complete enrollment instructions In Good Order.

16

-------------------------------------------------------------------------------

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus Program is active on the Contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus Program is not active on the Contract, but is the future investment allocation and a static asset allocation model is active on the Contract, we will set up the new Program to move Funds to the static asset allocation model. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive In Good Order enrollment instructions within the fifteen day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum to commence the Program, we will invest into the destination Funds or the Personal Pension Account indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the Contract, we will apply the payment to the destination Funds or the Personal Pension Account of the current DCA Plus Program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The interest credited under the DCA Plus Program is not earned on the full amount of your Premium Payment for the entire length of the Program. Program transfers to Sub-Accounts or the Personal Pension Account decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds or the Personal Pension Account you designated.


FIXED AMOUNT DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the Contract and/or rider selected) or any Fund(s) into different Fund(s) or the Personal Pension Account. This program begins in fifteen days unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program. PLEASE NOTE THAT NO ADDITIONAL PREMIUM PAYMENTS OR ACCOUNT VALUE MAY BE ALLOCATED TO THE FIXED ACCUMULATION FEATURE AS OF OCTOBER 4, 2013.


EARNINGS/INTEREST DCA - This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund(s) into other Fund(s) or the Personal Pension Account. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders. You can designate the Funds to be Surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The Personal Pension Account is not an eligible source Fund for partial Surrenders facilitated through the Automatic Income Program. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the AWA and may be subject to a CDSC for more information on the AWA, please see Section 4.b and the Glossary in Section 8. Amounts received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may be able to satisfy Code
Section 72(t)/(q) requirements by enrolling in this Program. Please see the Federal Tax Considerations section and consult your tax adviser for information about the tax consequences associated with your Contract. Your level of participation in this Program may result in your exceeding permissible withdrawal limits under certain optional riders.

OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. Your enrollment authorizes us to automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations to that Fund will be directed to any available money market Fund following prior notifications prior to reallocation.

  You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- The Personal Pension Account and all optional living and Death Benefit riders have different withdrawal limitations. Please refer to the Glossary in Section 8 for the term Transfer Limit. Breaking these limits can have a significant adverse effect on your rights and future benefits. Participation in a systematic withdrawal program (including systematic transfers into the Personal Pension Account, if available) may cause you to break these limits.

-------------------------------------------------------------------------------

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds and/or Benefit Balance according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed at the net asset value of each Fund share as of the end of the Valuation Day that it is received In Good Order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within thirty days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all contract owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine transfer-out requests and transfer-in requests. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one Sub-Account transfer, however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                                            PERMISSIBLE?
------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account                          Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts              Yes
(dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to any number of other                 Yes
Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before          No
the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF TWENTY SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the transfer rule) by internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your tenth Sub-Account transfer to remind you about the transfer rule. After your twentieth transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

18

-------------------------------------------------------------------------------

We reserve the right to aggregate your Contracts (whether currently existing or those recently Surrendered) for the purposes of enforcing these restrictions.

The transfer rule does not apply to Sub-Account transfers that occur automatically as part of a company-sponsored Program, such as a Contract exchange program that may be offered by us from time to time. Reallocations made based on a Fund merger or liquidation also do not count toward this Transfer Limit. Restrictions may vary based on state law.

We make no assurances that the transfer rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not In Good Order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of Financial Intermediaries may not be required to provide us with shareholder information.

- Excepted funds, such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any Financial Intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of Dollar Cost Averaging programs, asset allocation programs, automatic rebalancing programs, Annuity Payouts, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as scheduled contributions, scheduled withdrawals or Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the Transfer Rule because we do not keep participants' account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.

-------------------------------------------------------------------------------

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

MAIL, TELEPHONE AND INTERNET TRANSFERS

You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY

You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES

In addition to the following charges, there are optional riders that if elected, assess an additional charge. Please see sections 5, 6 and 7 for more information.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods when any CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

20

-------------------------------------------------------------------------------

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense risk - We also bear an expense risk that the sales charges (if applicable), Premium Based Charge (if applicable) and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Total Balance at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Total Balance is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Owners who own more than one Contract with a combined Total Balance between $50,000 and $100,000. If you have multiple Contracts with a combined Total Balance of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include Contracts from our Putnam Hartford line of variable annuity Contracts with the Contracts when we combine Total Balance for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administrative charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM BASED CHARGE (B SHARE CONTRACTS)

We apply an annual Premium Based Charge, if applicable, against all Premium Payments based on Remaining Gross Premiums. The Premium Based Charge will be prorated for the number of days since the last Premium Based Charge or, if there has been no Premium Base Charge, then since the Contract issue date. The Premium Based Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Accumulation Feature or the Personal Pension Account. The Premium Based Charge will also apply to any partial Surrender in excess of the AWA. The Premium Based Charge is intended to compensate us for a portion of our acquisition expenses, including promotion and distribution of the Contract. A Premium Based Charge will be deducted upon:

    1.   each Contract Anniversary;

    2.   full Surrender;

    3.   full or partial annuitization, and/or

    4. the date we receive due proof of death of the Owner, joint Owner, or the Annuitant and upon a corresponding full Surrender and/or annuitization and upon a Death Benefit distribution (not including any Personal Pension Account Death Benefit) if elected at a later date.

Additionally, the Premium Based Charge will be calculated upon the following events but will not be deducted from the Contract Value until the next occurrence of items 1-4 above:

    5.   partial Surrenders in excess of the AWA; and /or

    6.   transfer to the Personal Pension Account.

The amount of Remaining Gross Premium used for calculating the Premium Based Charge is determined on the date of each of the above transactions.

-------------------------------------------------------------------------------

Please see Premium Based Charge Examples 1-3 in Appendix A.

Your earnings are considered when calculating your AWA. Please see Annual Withdrawal Amount under Sales Charges below for a description of the AWA and how it is calculated.

If a Beneficiary elects to continue under any of the available options described under the Standard Death Benefits section below, we will continue to deduct the Premium Based Charge, based on the portion of Remaining Gross Premium applicable for that Beneficiary. The Premium Based Charge is taken proportionally out of the Sub-Accounts.

PREMIUM TAXES

A deduction is also made for Premium taxes, if any, imposed on Hartford by a state, municipality, or other governmental entity. The tax, currently ranging from 0% to 3.5%, is assessed at the time purchase payments are made or when annuity payments begin. Hartford will pay Premium taxes at the time imposed under applicable law. At its discretion, Hartford may deduct Premium taxes at the time Hartford pays such taxes to the applicable taxing authorities, upon Surrender, or when annuity payments commence.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC) - B AND L SHARE CONTRACTS ONLY

Subject to the exclusions below, we may deduct a CDSC when you make Surrenders or withdraw Commuted Value or Annuity Payouts under Annuity Payout Options Two, Three, Five, Six and Eight. This charge is designed to recover acquisition expenses that have not yet been recouped from revenue generated by your Contract. Deposits will be taken out on a first-in, first-out basis. This may impact whether subsequent withdrawals might be subject to a CDSC. Please see Sections 4.c Surrenders, and 4.d Annuity Payouts, for more information regarding when a CDSC may be applied.

We use the following general approach to calculating your CDSC:

    Step 1. Deposits that have been invested for longer than the applicable CDSC period can always be taken out free of any CDSC. The applicable CDSC period begins on the date we receive the Deposit. Please see Section 2 Fee Summary for a description of CDSC periods applicable to your share class.

    Step 2. If the amount of money that you wish to take out is LESSthan your AWA (as described below), plus any amount from step 1, then this sum will also be paid to you without the imposition of a CDSC. No further steps will be applied.

    Step 3. Assuming that steps 1 and 2 do not apply because the amount of money that you wish to take out is MORE than your AWA and is still subject to a CDSC, then we will deduct your AWA from the amount of the money you wish to take out and then process your request using steps 4-6.

    Step 4. We will then multiply Remaining Gross Premiums (investments which have not been previously used to assess a CDSC) by a factor. For assets in the Personal Pension Account, we will then multiply Personal Pension Account Contributions that are subject to a CDSC by a factor. The factor is equal to the amount of money resulting from step 3 divided by the remaining value of your investment above the AWA. If you take a Surrender during declining market conditions, Remaining Gross Premiums will have the effect of increasing the percentage of your Contract Value that is subject to a CDSC.

    Step 5. We will then take the amount of Remaining Gross Premium resulting from step 4 and multiply it by the corresponding CDSC percentage as shown in the Fee Summary using the applicable CDSC schedule. Each Deposit has its own CDSC schedule regardless of whether it has been invested in the Personal Pension Account, Sub-Accounts or the Fixed Accumulation Feature.

    Step 6. We then deduct the CDSC calculated in step 5 from the amount of money in step 3, plus AWA and pay the remaining balance to you.

These same steps are generally used when a CDSC is charged upon Commuted Value or Annuity Payouts (as applicable under the Annuity Payout Options noted above).

Please refer to CDSC Examples 1 through 7 in Appendix A for further information about how these formulas will be applied.

THE FOLLOWING ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount - During a period when a CDSC may be applied, you may Surrender up to the greater of:

       -   5% of Deposits that would otherwise be subject to a CDSC, or

       -   earnings.

  We compute the AWA as of the end of the Valuation Day when a partial Surrender or commutation request is received by us In Good Order.

22

-------------------------------------------------------------------------------

  You may not carry over unused portions of your AWA from one year to another.

-   Regularly scheduled Personal Pension Account Payouts.

-   Regularly scheduled Lifetime Benefit Payments and/or Threshold Payments.

-   Transfers to and from the Personal Pension Account.

- If you are a patient in a certified long-term care facility or other eligible facility - CDSC will be waived for a partial or full Surrender if you, the joint Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

     For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within ninety-one calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

     This waiver is not available if the Owner, the joint Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver can be used any time after the first 180 days in a certified long-term care facility or other eligible facility up until ninety days after exiting such a facility. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - CDSC will be waived if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - CDSC will be waived when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows commutation.

- For RMDs - CDSC will be waived for any Annuitant age 70 1/2 or older with a Contract held under an IRA who Surrenders an amount equal to the RMD for one year's RMD for that Contract Year. All requests for RMDs must be in writing.

- For substantially equal periodic payments - CDSC will be waived if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - CDSC will be waived if you cancel your Contract during the Right to Cancel Period.

- Exchanges - As an accommodation, we may, at our discretion, time-credit CDSC for the time that you held an annuity previously issued by us.

- Settlements - We may, at our discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

CHARGES AGAINST THE FUNDS

Annual fund operating expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution charges, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses, in Section 2 Fee Summary and in Appendix C.

REDUCED FEES AND CHARGES

We may offer, at our discretion, reduced fees and charges for certain Contracts (including employer-sponsored savings plans) which may result in decreased costs and expenses.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination - When you Surrender or terminate your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any

-------------------------------------------------------------------------------

applicable Premium taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable, Premium Based Charges, if applicable, and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

For information on how termination of the Contract impacts the Personal Pension Account, please see "What effect do partial or full Surrenders have on your benefits under the rider?" in Section 6(b).

Partial Surrenders - You may request a partial Surrender of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC and Premium Based Charge, if applicable. You can request that we deduct these charges in either of two ways. One option, a gross withdrawal, is to deduct the CDSC and Premium Based Charge from the amount that you request. The other option, a net of charges withdrawal, is to Surrender an amount of Contract Value greater than what you requested, but after the deduction of CDSC and Premium Based Charge will result in payment to you of the amount you requested. Because the net of charges withdrawal will Surrender a greater amount of Contract Value, your CDSC and Premium Based Charge may be greater under this method. This is our default option. Please see CDSC Examples 1-5 in Appendix A.

Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless you direct us otherwise.

There are several restrictions on partial Surrenders of Contract Value before the Annuity Commencement Date:

       - the partial Surrender of Contract Value must be at least equal to $500, and

       - your Total Balance must be equal to or greater than our then current minimum amount rule that we establish according to our then current policies and procedures. The minimum amount rule refers to the minimum Total Balance that you must maintain within this Contract. IF YOU FAIL TO COMPLY WITH THE MINIMUM AMOUNT RULE, WE RESERVE THE RIGHT TO FULLY TERMINATE YOUR CONTRACT. The minimum amount rule varies by Contract share class. Currently the minimum amount rule for Class I share Contracts is $500 and for Class B, C and L shares is $2,000. We may increase the minimum amount rule from time to time, but in no event shall the minimum amount rule exceed $10,000 (Class B, C, I and L shares). Please see "What effect do partial or full Surrenders have your benefits" under Future5, Future6, and Daily Lock Income Benefit for a description of the effect of the minimum amount rule when you elect one of these riders.

You may only commute all or a portion of Personal Pension Account Payouts by following the procedures described in the "After the Annuity Commencement Date" section below.

Withdrawals will reduce your standard Death Benefit on a dollar-for-dollar basis. Please consult with your investment professional to be sure that you fully understand the ways such a decision will affect your Contract.


Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we will no longer allow Contract Owners to reinstate their Contracts (or riders) when a Contract Owner requests a Surrender (either full or Partial), except as noted in the section "Are there restrictions on how you must invest?"


AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination - You may Surrender or terminate your Contract on or after the Annuity Commencement Date only if you selected Annuity Payout Options Two, Three, Five, Six or Eight. IN THE EVENT YOU TAKE A FULL SURRENDER AND THEREBY TERMINATE YOUR CONTRACT AFTER ELECTING ANNUITY PAYOUT OPTION TWO, THREE, FIVE, OR EIGHT, YOU WILL FORFEIT THE LIFE CONTINGENT PAYMENTS PAYABLE UNDER THESE OPTIONS. Upon Contract termination, we pay you the Commuted Value, minus any applicable CDSCs and Premium tax.

Partial Surrenders/Commutation - Partial Surrenders and/or commutation are permitted after the Annuity Commencement Date if you select Annuity Payout Option Two, Three, Five, or Six, or Eight. You may withdraw amounts equal to the Commuted Value of the payments that we would have made during the Guaranteed Payout Duration. See Personal Pension Account Example 4 in Appendix A for an illustration of Personal Pension Account Commuted Value and the computation of Guaranteed Payout Duration. If you select Annuity Payout Option Two or Eight, the Guaranteed Payout Duration will be equivalent to the Annuity Payout Value divided by the Annuity Payout amount. To qualify under these Annuity Payout Options you must make the request before the Guaranteed Payout Duration expires. Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. We will deduct any applicable CDSCs.

If you elect to withdraw the entire Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will not make any Annuity Payouts during the remaining Guaranteed Payout Duration. If you elect to withdraw only some of the Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will reduce the remaining Annuity Payouts during the remaining Guaranteed Payout Duration on a first-in, first-out basis. ONCE THE GUARANTEED PAYOUT DURATION HAS EXPIRED, YOU MAY RESUME RECEIVING ANNUITY PAYOUTS PROVIDED THAT PERSONAL PENSION ACCOUNT

24

-------------------------------------------------------------------------------

PAYOUTS HAVE NOT BEEN TERMINATED BASED ON A DEATH OF THE ANNUITANT OR JOINT ANNUITANT, IF APPLICABLE, AND YOU HAVE NOT TERMINATED YOUR CONTRACT.

Annuity Payout Options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457.

WHAT IS THE COMMUTED VALUE?

You may choose to accelerate Annuity Payouts under certain Annuity Payout Options to be received in one lump sum. This is referred to as commuting your Annuity Payout.

The amount that you request to commute must be at least equal to $500. There will be a waiting period of at least thirty days for payment of any lump sum commutation.

Upon commutation, the Annuity Payout Value or the remaining Guaranteed Payout Duration payments, as applicable, will be discounted based on an interest rate that we determine at our discretion (the discount rate). The discount rate may be different than the interest rate used to establish Payout Purchase Rates. We determine the discount rate based on a number of factors including then current interest rate(s), investment assumptions and the additional anti-selection and mortality risk we incur by permitting commutation. The higher the discount rate and CDSC, if applicable, the lower the amount that you will receive. Please see CDSC Examples 6-7 in Appendix A.

COMMUTED VALUE OF YOUR PERSONAL PENSION ACCOUNT WILL BE LESS THAN YOUR ANNUITY PAYOUT VALUE. Except as provided in the immediately preceding section, commutation does not affect resumption of life contingent Personal Pension Account Payouts at the conclusion of the applicable Guaranteed Payout Duration.

Commuted Value is determined on the day we receive your written request.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation. We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.

Written Requests - Complete a Surrender form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via fax or a request via the internet.

Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.

You must complete a commutation form to commute any portion of your Personal Pension Account Annuity Payout Value or receive Commuted Value under applicable Annuity Payout Options.

If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests - To request a partial Surrender by telephone, we must have received your completed telephone redemption program enrollment form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests - To request a partial Surrender by internet, we must have received your completed internet partial withdrawal program enrollment form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on internet Surrenders.

-------------------------------------------------------------------------------

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a power of attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders and Personal Pension Account Payouts. Personal Pension Account Payouts shall be considered to be partial annuitizations as such term is defined under the Code. If you make a Surrender or take a Personal Pension Account Payout prior to age 59 1/2, there may be adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment or Personal Pension Account Payout. Taking these actions before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Please see Section 9 for more information.

D. ANNUITY PAYOUTS

Generally speaking, when you annuitize your Contract, you begin the process of converting Accumulation Units into what is known as the payout phase. The payout phase starts when you annuitize your Contract or with your Annuity Commencement Date and ends when we make the last payment required under your Contract. PERSONAL PENSION ACCOUNT PAYOUTS SHALL BE CONSIDERED TO BE PARTIAL ANNUITIZATIONS AS SUCH TERM IS DEFINED UNDER THE CODE. Once you fully annuitize your Contract, you may no longer make any Deposits. You must commence taking Annuity Payouts no later than when you reach your Annuity Commencement Date. Funds allocated to the Personal Pension Account will be paid to you under Annuity Payout Options Two and Eight. Contract Value can only be annuitized under Annuity Payout Options One, Three, Four, Five and Six. Please check with your investment professional to select the Annuity Payout Option that best meets your income needs. All Annuity Payout Options are subject to availability in your state.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Personal Pension Account Payouts may begin at any time, but we reserve the right to require that you own your Contract for at least six months before you start taking these payments. Contract Value may only be annuitized on the Annuity Commencement Date.

Your Annuity Commencement Date cannot be earlier than your second Contract Anniversary if choosing a fixed dollar Annuity Payout. The Annuity Commencement Date may be immediate if electing a variable dollar amount Annuity Payout. In no event, however, may the Annuity Commencement Date be later than:

- The later of the Annuitant's 90th birthday (or if the Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday), or the tenth Contract Anniversary (subject to state variation); or

- The date that you fully annuitize Accumulation Balance (assuming that no Contract Value exists as of such date). Unless otherwise requested, commencement of receipt of Personal Pension Account Payouts do not constitute an Annuity Commencement Date.


EFFECTIVE OCTOBER 4, 2013 WE WILL NO LONGER ALLOW CONTRACT OWNERS TO EXTEND THEIR ANNUITY COMMENCEMENT DATE EVEN THOUGH WE MAY HAVE GRANTED EXTENSIONS IN THE PAST TO YOU OR OTHER SIMILARLY SITUATED INVESTORS.


Except as otherwise provided, the Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only thirty days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

26

-------------------------------------------------------------------------------

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. We may change these Annuity Payout Options at any time. Once we begin to make Annuity Payouts, the Annuity Payout Option with respect to that portion of your Contract cannot be changed.

-   OPTION ONE - LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

-   OPTION TWO - LIFE ANNUITY WITH A CASH REFUND

In general, we will make Personal Pension Account Payouts as long as the Annuitant is living. However, when the Owner, joint Owner or Annuitant dies before the Annuity Commencement Date, the Death Benefit will be paid. When the Annuitant dies after the Annuity Commencement Date (and the Owner is living or deceased), then the Beneficiary will receive the Death Benefit.

Prior to the Annuity Commencement Date, Personal Pension Account Payouts may terminate upon our receipt of due proof of death of the Owner, joint Owner or Annuitant, whichever shall first occur. Your Benefit Balance may then be converted into Contract Value and transferred to the money market Sub-Account without annuitization or commutation. For non-qualified Contracts, the conversion and transfer of the Benefit Balance will be treated as a taxable distribution made in the year of the conversion and transfer, while for qualified contracts the conversion and transfer of the Benefit Balance will be treated as a non-taxable direct transfer. Unless otherwise provided below, Contract Value may not be reallocated into the Personal Pension Account. The Contingent Annuitant may reinvest Contract Value into the Personal Pension Account and establish a new Guarantee Window, Target Income Age and receive then applicable Credited Interest and Payout Purchase Rates. If Spousal Contract continuation is elected, your Spouse can either continue to maintain the Personal Pension Account and resume Personal Pension Account Payouts, if applicable, or instruct us to transfer Benefit Balance to the money market Sub-Account. Your Spouse may then reinvest Contract Value into the Personal Pension Account by establishing a new Guarantee Window and Target Income Age. New Credited Interest and Payout Purchase Rates will apply. Please see Section 6.b Personal Pension Account for more information.

On or after the Annuity Commencement Date, Personal Pension Account Payouts will terminate upon our receipt of due proof of the death of the Annuitant.

This option is only available for Personal Pension Account Payouts (fixed dollar amount Annuity Payout). Please see Section 6.b Personal Pension Account for additional information.

-   OPTION THREE - LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between five years and 100 years, minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years has passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-   OPTION FOUR - JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

- OPTION FIVE - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between five years and 100 years, minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-------------------------------------------------------------------------------

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

-   OPTION SIX - PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is ten years during the first two Contract Years and five years after the second Contract Anniversary. The maximum period that you can select is 100 years, minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

-   OPTION SEVEN - RESERVED

-   OPTION EIGHT - JOINT AND LAST SURVIVOR LIFE WITH CASH REFUND

Prior to the Annuity Commencement Date, this Annuity Payout Option provides for Personal Pension Account Payouts for as long as the Owner, Annuitant or the Joint Annuitant are alive at 100% of the applicable scheduled Payout Purchase Rate(s). The previously established Guarantee Window, Payout Purchase Rate(s), and Credited Interest Rate(s) will continue to apply for the duration of the Personal Pension Account rider. Any remaining Death Benefit shall be payable to the Beneficiary.

On or after the Annuity Commencement Date, this Annuity Payout Option provides for Personal Pension Account Payouts for as long as the Annuitant or Joint Annuitant is alive at 100% of the applicable scheduled Payout Purchase Rate(s). Any remaining Death Benefit shall be payable to the Beneficiary.

This Annuity Payout Option is only available for fixed dollar Personal Pension Account Payouts and may not be combined with Annuity Payout Option Two - Life Annuity with Cash Refund.

Pension Account Payouts will terminate upon our receipt of due proof of the death of the Owner, Annuitant or Joint Annuitant, whichever shall last occur, provided that the last of such deaths transpired prior to the Annuity Commencement Date. Personal Pension Account Payouts will also terminate upon our receipt of due proof of the death of the Annuitant or Joint Annuitant, whichever shall last occur, provided the last of such deaths transpired after the Annuity Commencement Date. Your Benefit Balance shall always remain in the Personal Pension Account while the Personal Pension Account rider is in effect.

We reserve the right to impose restrictions regarding who can serve as the Annuitant, Joint Annuitant and/or Beneficiary when selecting this Annuity Payout Option. Currently, you must designate your Spouse as the Joint Annuitant and Beneficiary when selecting this Annuity Payout Option. Except as provided below (regarding divorce proceedings), these designations may not be changed by you.

We assume that if you elected Annuity Payout Option Eight, that you also intend to elect Spousal Contract continuation in which event no portion of the Death Benefit will be paid until the last Spouse dies. However, if you prefer not to exercise these rights, you may notify us to settle the Death Benefit after the first Spouse dies.

You may make a one time election to convert to Annuity Payout Option Two upon completion of divorce proceedings provided that you become the sole, remaining Owner and Personal Pension Account Payouts have not commenced. In these circumstances,

- The Target Income Age remains the same if the older Annuitant becomes the remaining Owner. If the younger Annuitant becomes the remaining Owner, then the Target Income Age will be reset to that Annuitant's age when making an initial investment into the Personal Pension Account plus the difference between the older Annuitant's age when making an initial investment into the Personal Pension Account and the previously stated Target Income Age. For example, if the older Annuitant was age 70 upon initial Personal Pension Account investment and the Target Income Age selected was 75 (a difference of 5 years), then the new Target Income Age corresponding with the younger remaining Annuitant (Spouse) will equal his or her age upon the initial Personal Pension Account investment (assume age 60 in this case) + 5, or age 65.

- The Credited Interest Rate schedule will only be reset based on the remaining Owner's age after age 79. Payout Purchase Rates will be reset based on the remaining Owner's age and gender as of the date of conversion.

28

-------------------------------------------------------------------------------

This option is only available for Personal Pension Account Payouts (fixed dollar amount Annuity Payout). We reserve the right to approve the designation of the Owner, joint Owner, Annuitant(s) and/or Beneficiary for the purposes of establishing benefits under this Annuity Payout option.

The Joint Annuitant designated for Option Eight shall also be the Joint Annuitant under Annuity Payout Options Four and Five, if you elected to annuitize Contract Value. Election of Option Eight does not mean you are required to elect Annuity Payout Options Four or Five to annuitize any Contract Value portions of your Contract. This Annuity Payout Option will not be available to custodian-owned qualified contracts, or contracts with other non-natural owner types (trusts, including charitable remainder trusts, corporations, municipalities, etc.). Please see Section 6.b Personal Pension Account for additional information.

YOU CANNOT TERMINATE YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED ANNUITY PAYOUT OPTIONS TWO, THREE, FIVE, SIX OR EIGHT. A CDSC, IF APPLICABLE, MAY BE DEDUCTED. Please see CDSC Example 6 in Appendix A.

Annuity Payout Options Two and Eight are only available for Personal Pension Account Payouts from the Personal Pension Account. Annuity Payout Options One, Three, Four, Five and Six are only available for Annuity Payouts from the Fixed Accumulation Feature or Sub-Accounts.

For certain qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

AUTOMATIC ANNUITY PAYOUTS

If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option Three. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. When selecting a frequency other than monthly, the Payout Purchase Rate used to determine Annuity Payouts will be adjusted by a factor. The factor accounts for the current value of accelerated Payouts, and will result in a Payout that is less than the sum of each monthly Payout that would have been paid during the same period of time. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If you elect the Personal Pension Account, your Annuity Payout Option may only be a fixed dollar amount.

-   FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium taxes, by an annuity rate set by us. Annuity purchase rates may vary based on the aspect of the Contract annuitized.

-   VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS

Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity

-------------------------------------------------------------------------------

Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen;

-   the Annuitant's attained age and gender (if applicable);

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles; and

-   the Assumed Investment Return (AIR).

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

-   COMBINATION ANNUITY PAYOUT

You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

5. DEATH BENEFITS

A. STANDARD DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. The Standard Death Benefit is equal to your Total Balance (less Premium Based Charge, if applicable) calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one

30

-------------------------------------------------------------------------------

Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature and Personal Pension Account for each Beneficiary's portion of the proceeds.

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed the greater of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under applicable Contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

The Standard Death Benefit is payable in addition to your Personal Pension Account Death Benefit.

Please see the heading entitled "What kinds of Surrenders are available? - Before the Annuity Commencement Date" in Section 4.c Surrenders. Taking excess partial Surrenders may significantly negatively affect your Death Benefit. Please consult with your investment professional before making excess partial Surrenders to be sure that you fully understand the ways such a decision will affect your Contract.

Please see the Optional Rider Comparison Chart in Appendix E for a comparison of death benefits.

B. RETURN OF PREMIUM V

OBJECTIVE

To provide a Death Benefit equal to the greater of Premium Payments adjusted for Surrenders or Contract Value, minus Premium Based Charges, if applicable, that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- Partial Surrenders and excess transfers to the Personal Pension Account will reduce the benefit proportionally, as described below.

WHEN CAN YOU BUY THE RIDER?


The Return of Premium V rider is no longer available for purchase (including adding it to existing Contracts).



HOW IS THE CHARGE FOR THIS RIDER CALCULATED?



The fee for the rider is based on the Death Benefit on each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary prior to all other financial transactions. A pro-rated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value, excluding the Fixed Accumulation Feature. The rider charge will not be applied to the Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.


We can not increase the rider fee once you elect the rider. However, in the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be based on the Contract Value on the date of any such change plus Premium Payments received after such date, adjusted for Surrenders.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the higher of A or B:

A       =   Contract Value (minus Premium Based Charges, if applicable) or
B       =   Premium Payments adjusted for Surrenders.

See the Return of Premium V Examples 1 and 2 in Appendix A.

The Return of Premium V Death Benefit is payable in addition to your Personal Pension Account Death Benefit.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes. However, if you contribute to the Personal Pension Account you will also have a Personal Pension Account Death Benefit payable prior to the Annuity Commencement Date.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime following the earliest of the fifth anniversary of the rider effective date or Spousal Contract continuation, the Contract Owner may elect to terminate this rider. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination

-------------------------------------------------------------------------------

date, and will no longer be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

A company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in Sections 5.e and 5.f) by the Beneficiary (excluding Spousal Contract continuation).

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Any and all partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis. A PARTIAL SURRENDER MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. See Return of Premium V Examples 1-3 in Appendix A for an illustration of this calculation.

Any and all transfers to the Personal Pension Account will reduce your Death Benefit. Transfers within the Transfer Limit will reduce your Death Benefit on a dollar-for-dollar basis. Transfers in excess of the Transfer Limit will reduce your Death Benefit on a proportionate basis. A TRANSFER ABOVE THE TRANSFER LIMIT TO THE PERSONAL PENSION ACCOUNT MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT TRANSFERRED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS ADJUSTED FOR SURRENDERS. The Return of Premium V Transfer Limit is equal to 5% of the Premium Payment(s) adjusted for Surrenders and transfers to and from the Personal Pension Account; or if an ownership change or Spousal Contract continuation is processed, 5% of the Contract Value on the effective date of such change plus Premium Payment(s) received after the effective date of such change. See Return of Premium V Examples 1-3 in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a recalculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is younger than the maximum rider age limitation at the time of the change.


An ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a recalculation of this Death Benefit. If the oldest Owner after the change is equal to or older than the maximum age limitation, we will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.



Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.


CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, Yes. If the Owner dies and the sole Beneficiary at the time of death, is the deceased Owner's Spouse we will increase the Contract Value to the Death Benefit, if the Death Benefit is greater than the Contract Value on the date of due proof of death. The Spouse may continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.


If the Owner or the Annuitant is equal to or older than the maximum age limitation at the time of the Spousal Contract continuation and/or this rider (or similar rider, as we determine) is not available for sale, we will terminate this rider and the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.



WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?



If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized. This rider terminates once an Annuity Payout Option (other than Annuity Payout Option Two or Eight) is elected and the Death Benefit terminates.


ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No. We reserve the right to impose investment restrictions in the future.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. This restriction is not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

32

-------------------------------------------------------------------------------

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purpose of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders or payouts under all applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:


- Please see the Optional Rider Comparison chart in Appendix E for a summary of the differences between all optional riders.


- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or assignment. If we terminate the rider, it cannot be re-elected by you.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, may trigger a proportionate reduction to your Death Benefit.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.

C. MAXIMUM ANNIVERSARY VALUE V

OBJECTIVE

To provide a Death Benefit equal to the greatest of: (a) Maximum Anniversary Value, (b) Premium Payments adjusted for Surrenders or (c) Contract Value that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has investment restrictions. Violation of the investment restrictions may result in termination of this rider.

- Partial Surrenders and excess transfers to the Personal Pension Account will reduce the benefit proportionally, as described below.

WHEN CAN YOU BUY THE RIDER?


The Maximum Anniversary Value V rider is no longer available for purchase (including adding it to existing Contracts).



HOW IS THE CHARGE FOR THIS RIDER CALCULATED?



The fee for the rider is based on the Death Benefit and is taken on each Contract Anniversary. This rider fee will be automatically deducted from your Contract Value on your Contract Anniversary prior to all other financial transactions. A pro-rated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value, excluding the Fixed Accumulation Feature. The rider charge will not be applied to the Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. See Maximum Anniversary Value V Example 4 in Appendix A.


The rider charge will not increase after you elect the rider unless there is a change in ownership or upon Spousal Contract continuation.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greatest of A, B or C:

A       =   Contract Value (minus Premium Based Charges, if applicable);
B       =   Premium Payments adjusted for partial Surrenders; or
C       =   Maximum Anniversary Value, prior to the earlier of date of death or the decedent's 81st birthday.

See Maximum Anniversary Value V Example 1 in Appendix A.

If we permit you to elect this rider after the Contract has been issued, the starting values for Contract Value, Premium Payments and Maximum Anniversary Value will all be reset to Contract Value as of the Valuation Day that you elect this rider. Contract Value and

-------------------------------------------------------------------------------

Premium Payments prior to election of the rider (as well as those values that would have been used to set the Maximum Anniversary Value had this rider been elected upon Contract issuance), will be disregarded.

The Maximum Anniversary Value V Death Benefit is payable in addition to your Personal Pension Account Death Benefit. EVEN THOUGH YOUR BENEFIT BALANCE IS NOT SUBJECT TO PRINCIPAL PROTECTION UNDER THIS RIDER, ANY PORTIONS OF YOUR BENEFIT BALANCE TRANSFERRED TO SUB-ACCOUNTS AND/OR THE FIXED ACCUMULATION FEATURE ARE ALSO CONSIDERED TO BE PART OF THE CONTRACT VALUE USED TO COMPUTE THIS DEATH BENEFIT.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes. However, if you contribute to the Personal Pension Account you will also have a Personal Pension Account Death Benefit payable prior to the Annuity Commencement Date.

CAN YOU TERMINATE THIS RIDER?

No. However, we may terminate this rider upon Spousal Contract continuation, Ownership changes, assignment and/ or violation of the investment restrictions. Please also see "Other Information" at the end of this section.

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Any and all partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis. A PARTIAL SURRENDER MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. See Maximum Anniversary Value V Example 2 in Appendix A for an illustration of this calculation.

Any and all transfers to the Personal Pension Account will reduce your Death Benefit. Transfers within the Transfer Limit will reduce your Death Benefit on a dollar-for-dollar basis. Transfers in excess of the Transfer Limit will reduce your Death Benefit on a proportionate basis. A TRANSFER ABOVE THE TRANSFER LIMIT MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT TRANSFERRED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. The Maximum Anniversary Value V Transfer Limit is equal to5% of the greatest of (a) Premium Payments adjusted for partial Surrenders and transfers to or from the Personal Pension Account, or (b) Maximum Anniversary Value; or if an ownership change or Spousal Contract continuation is processed, 5% of the Contract Value on the effective date of such change plus Premium Payment(s) received after the effective date of such change. See Maximum Anniversary Value V Examples 2, 3 and 5 in Appendix A for an illustration of this calculation.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a recalculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We also reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.


Any ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a recalculation of this Death Benefit. If the Death Benefit is reset, we will disregard the previously established Contract Value, Premium Payment and Maximum Anniversary Value and reset each of these values to your then current Contract Value. If the rider is not available for sale at the time of the ownership change, If the oldest Owner at the time of the ownership change is older than the maximum age limitation, we will terminate this rider and the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.



Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.


CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary at the time of death is the deceased Owner's Spouse, we will increase the Contract Value to the Maximum Anniversary Value, if greater than the Contract Value on the date of due proof of death. The Spouse may elect to continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If any Owner or the Annuitant is older than the age limitation of the rider at the time of the Spousal Contract continuation and/or this rider (or a similar rider, as we determine) is not available for sale, then we will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.


WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?



If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized. This rider terminates once an Annuity Payout Option (other than Annuity Payout Option Two or Eight) is elected and the Death Benefit terminates.

34

-------------------------------------------------------------------------------

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s), Fund(s), and other investment program(s) approved and designated by us. As of the date of this prospectus, you must invest in the Portfolio Planner or Investment Strategies Asset Allocation Models or approved Funds listed in Appendix D. These models are rebalanced quarterly.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) is merged into another fund, (ii) changes investment objectives, (iii) closes to further investments, and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Except as provided below, failure to comply with any applicable investment requirement or restriction will result in termination of the rider. If the rider is terminated by us for violation of applicable investment requirements or restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, transfer Contract Value into the Personal Pension Account or make a change in owner, Annuitant or any Joint Annuitant.

UPON REINSTATEMENT OF YOUR RIDER, YOUR PREMIUM PAYMENTS WILL BE RESET TO EQUAL THE LOWER OF THE CONTRACT VALUE AS OF THE VALUATION DAY OF THE REINSTATEMENT OR THE PREMIUM PAYMENTS PRIOR TO THE TERMINATION. IF APPLICABLE, YOUR MAXIMUM ANNIVERSARY VALUE WILL BE RESET AT THE LOWER OF THE CONTRACT VALUE OR MAXIMUM ANNIVERSARY VALUE PRIOR TO THE REVOCATION AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

It may be presumed that investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. Investment restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

If you elect this rider in combination with an optional benefit such as Safety Plus, Future5, Future6, or Daily Lock Income Benefit then in the event of a conflict between the investment restrictions above and those set forth in such optional riders, the investment restrictions in such optional riders shall prevail.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to approve all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. This restriction is not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under all applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

-------------------------------------------------------------------------------

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:


- Please see the Optional Rider Comparison chart in Appendix E for a summary of the differences between all optional riders.


- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, assignment and/or violation of the investment restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the Death Benefit.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

- Transfers made pursuant to an Automatic Income Program may violate this rider if made during the reinstatement period following a violation of investment restrictions under this rider.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.

D. LEGACY LOCK

OBJECTIVE

To provide a Death Benefit equal to the greater of: (a) Enhanced Return of Premium (Premium Payments adjusted for certain partial Surrenders and transfers to the Personal Pension Account as described below); or (b)Return of Premium V Death Benefit (as described in section 5.b.). We will pay the Death Benefit if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has investment restrictions. Violation of the investment restrictions may result in termination of this rider.

- Lifetime Benefit Payments taken under Future6, or Daily Lock Income Benefit will not reduce the value of the Enhanced Return of Premium component of this Death Benefit.

- Partial Surrenders that exceed the Future6, or Daily Lock Income Benefit Lifetime Benefit Payment and excess transfers to the Personal Pension Account will reduce the benefit proportionally, as described below.

- The Enhanced Return of Premium component of this Death Benefit reduces to zero if your Contract Value falls below the minimum amount rule.

This rider was formerly known as Future6 DB.

WHEN CAN YOU BUY THE RIDER?


The Legacy Lock rider is no longer available for purchase (including adding it to existing Contracts).



HOW IS THE CHARGE FOR THIS RIDER CALCULATED?



The fee for the rider is based on the greater of (a) Enhanced Return of Premium or (b) Return of Premium V Death Benefit on each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value, excluding the Fixed Accumulation Feature. The rider charge will not be applied to the Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider fee may be increased at each Contract Anniversary, in the event of a change in ownership or upon Spousal Contract continuation.


IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. The Death Benefit is equal to the greater of: (a) Enhanced Return of Premium (Premium Payments adjusted for certain partial Surrenders and transfers to the Personal Pension Account as described below); or (b) Return of Premium V Death Benefit (as described in section 5.b.).

See the Legacy Lock Examples 1 and 2 in Appendix A.

The Legacy Lock is payable in addition to your Personal Pension Account Death Benefit.

36

-------------------------------------------------------------------------------

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes. However, if you contribute to the Personal Pension Account you will also have a Personal Pension Account Death Benefit payable prior to the Annuity Commencement Date.

CAN YOU TERMINATE THIS RIDER?

No. HOWEVER, IF YOUR FUTURE6, OR DAILY LOCK INCOME BENEFIT RIDER IS TERMINATED FOR ANY REASON, THIS RIDER WILL ALSO TERMINATE. Please see "Other Information" below for other conditions which may result in termination of the rider.

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

DEATH BENEFIT STEP-UP

The Enhanced Return of Premium component of Legacy Lock is eligible for an automatic one-time step-up to the Contract Value upon a first partial Surrender or upon the first transfer to the Personal Pension Account in excess of the Transfer Limit. The step-up will occur if the Contract Value is greater than the Enhanced Return of Premium value on the Valuation Day prior to the first partial Surrender or transfer to the Personal Pension Account in excess of the Transfer Limit.

ENHANCED RETURN OF PREMIUM COMPONENT OF LEGACY LOCK

The Enhanced Return of Premium component equals 100% of Premium, adjusted by some Surrenders as described below. Enhanced Return of Premium will be increased by subsequent Premium Payments and Transfers from the Personal Pension Account and may be eligible for a one-time step-up.

Cumulative partial Surrenders during the Contract Year that are below or equal to your Future6, or Daily Lock Income Benefit Lifetime Benefit Payment will not reduce the Enhanced Return of Premium component of your Death Benefit. Cumulative partial Surrenders during the Contract Year that are below or equal to your Future6, or Daily Lock Income Benefit Threshold Payment will reduce the Enhanced Return of Premium on a dollar-for-dollar basis.

Cumulative partial Surrenders during the Contract Year that exceed your Future6 Lifetime Benefit Payment or Threshold Payment will reduce the Enhanced Return of Premium on a proportionate basis provided the exception described in the following paragraph does not apply. SUCH PARTIAL SURRENDER(S) MAY REDUCE THE ENHANCED RETURN OF PREMIUM BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. See Legacy Lock Examples 1 and 2 in Appendix A for an illustration of this calculation.

If partial Surrenders are taken in excess of the Lifetime Benefit Payment after your Lifetime Income Eligibility Date and withdrawn under the Automatic Income Program to satisfy RMDs, the partial Surrender will not reduce the Enhanced Return of Premium. Any additional partial Surrender will reduce the Enhanced Return of Premium proportionally if taken above the RMD amount and outside of the Automatic Income Program.

Any and all transfers to the Personal Pension Account will reduce the Enhanced Return of Premium. Transfers within the Transfer Limit will reduce the Enhanced Return of Premium on a dollar-for-dollar basis. Transfers in excess of the Transfer Limit will reduce the Enhanced Return of Premium on a proportionate basis. A TRANSFER ABOVE THE TRANSFER LIMIT TO THE PERSONAL PENSION ACCOUNT MAY REDUCE THE ENHANCED RETURN OF PREMIUM BY AN AMOUNT GREATER THAN THE AMOUNT TRANSFERRED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS ADJUSTED FOR SURRENDERS. The Legacy Lock Transfer Limit is equal to 5% of the highest of
(a) Enhanced Return of Premium; (b) Return of Premium V Death Benefit; or (c) if an ownership change or Spousal Contract continuation is processed, 5% of the Contract Value on the effective date of such change plus Premium Payment(s) received after the effective date of such change. See Legacy Lock Examples 1 and 2 in Appendix A.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount rule (equal to the greater of the Contract minimum amount rule described in section 4.c or one Lifetime Benefit Payment under any optional guaranteed minimum withdrawal benefit rider) as a result of investment performance, or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below this minimum amount rule, we will no longer accept subsequent Premium Payments. In addition, THE ENHANCED RETURN OF PREMIUM COMPONENT OF YOUR DEATH BENEFIT WILL BE RESET TO EQUAL ZERO. THE DEATH BENEFIT WILL THEN BE EQUAL TO THE GREATER OF: (A) ENHANCED RETURN OF PREMIUM OR (B) RETURN OF PREMIUM V.

You may then either make a full Surrender and terminate your Contract and rider, or you may continue your Contract. If you continue your Contract, you must transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days or we will exercise our reserved contractual rights to reallocate these sums to the money market Sub-Account.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a recalculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is younger than the maximum rider age limitation at the time of the change.

-------------------------------------------------------------------------------


Any ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a recalculation of this Death Benefit. If the oldest Owner after the change is equal to or older than the maximum age limitation, we will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.



Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.


CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, yes. If the Owner dies and the sole Beneficiary at the time of death, is the deceased Owner's Spouse we will increase the Contract Value to the greater of the Enhanced Return of Premium or the Return of Premium V Death Benefit, if either is greater than the Contract Value on the date of due proof of death. The Spouse may continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.


If the Owner or the Annuitant is equal to or older than the maximum age limitation at the time of the Spousal Contract continuation and/or this rider (or similar rider, as we determine) is not available for sale, we will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.



WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?



Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized. This rider terminates once an Annuity Payout Option (other than Annuity Payout Option Two or Eight) is elected.


ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must concurrently elect Future6 and abide by the Future6 investment restrictions or you must concurrently elect Daily Lock Income Benefit and abide by the Daily Lock Income Benefit investment restrictions in order to elect this rider.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. In addition, we will not accept any subsequent Premium Payments in excess of $100,000 in the aggregate while the rider is in effect without our prior approval.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purpose of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders or payouts under all applicable contracts and riders; or

    b. the aggregate Total Balance plus $1 million. Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:


- Please see the Optional Rider Comparison chart in Appendix E for a summary of the differences between all optional riders.


- You can only elect this rider if you elect Future6, or Daily Lock Income Benefit. You will be required to invest according to the Future6, or Daily Lock Income Benefit investment restrictions, as applicable.

- You will automatically receive a one-time step-up of the Enhanced Return of Premium to the Contract Value, if greater, upon the first partial Surrenders or transfer to the Personal Pension Account in excess of the Transfer Limit. We will not provide a notice prior to applying this step-up.

- IF YOUR CONTRACT VALUE IS REDUCED BELOW THE MINIMUM AMOUNT RULE, THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE REDUCED TO ZERO. Please see Section 4.c. Surrenders for more information regarding the minimum amount rule. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT WAS REDUCED BY ALL PRIOR PARTIAL SURRENDERS, INCLUDING LIFETIME BENEFIT PAYMENTS AND ALL TRANSFER TO THE PERSONAL PENSION ACCOUNT. IN ADDITION, ANY STEP-UP APPLIED TO THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE LOST.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

38

-------------------------------------------------------------------------------

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or assignment or if Future6, or Daily Lock Income Benefit rider is terminated.

-   If we terminate the rider, it cannot be re-elected by you.

- Legacy Lock is referred to as Enhanced Return of Premium Death Benefit Rider in your Contract.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.

E. MAXIMUM DAILY VALUE

OBJECTIVE

To provide a Death Benefit equal to the greatest of: (a) Maximum Daily Value,
(b) Premium Payments adjusted for Surrenders and transfers to the Personal Pension Account, or (c) Contract Value (minus Premium Based Charges, if applicable) that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has investment restrictions. Violation of the investment restrictions may result in termination of this rider.

- Partial Surrenders and excess transfers to the Personal Pension Account may reduce the benefit proportionally, as described below.

WHEN CAN YOU BUY THE RIDER?

The Maximum Daily Value rider is closed to new investors.


HOW IS THE CHARGE FOR THIS RIDER CALCULATED?



The fee for the rider is based on the Death Benefit and is taken on each Contract Anniversary. This rider fee will be automatically deducted from your Contract Value on your Contract Anniversary prior to all other financial transactions. A pro-rated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value excluding the Fixed Accumulation Feature. The rider charge will not be applied to the Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.


The rider charge may increase after you elect the rider if there is a change in ownership or upon Spousal Contract continuation.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greatest of A, B or C:

A = Contract Value (minus Premium Based Charges, if applicable);

B = Premium Payments (including Premium Payments made after you purchase the Contract) adjusted for partial Surrenders and transfers to the Personal Pension Account; or

C = Maximum Daily Value

See Maximum Daily Value Example 1 in Appendix A.

The Maximum Daily Value Death Benefit is payable in addition to your Personal Pension Account Death Benefit. EVEN THOUGH YOUR BENEFIT BALANCE IS NOT SUBJECT TO PRINCIPAL PROTECTION UNDER THIS RIDER, ANY PORTIONS OF YOUR BENEFIT BALANCE TRANSFERRED TO SUB-ACCOUNTS AND/OR THE FIXED ACCUMULATION FEATURE ARE ALSO CONSIDERED TO BE PART OF THE CONTRACT VALUE USED TO COMPUTE THIS DEATH BENEFIT.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes. However, if you contribute to the Personal Pension Account you will also have a Personal Pension Account Death Benefit payable prior to the Annuity Commencement Date.

CAN YOU TERMINATE THIS RIDER?

No. Please see Other Information at the end of this section for conditions which may result in termination of the rider.

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis if you have not elected Future5 or Daily Lock Income Benefit. If you have elected an optional withdrawal benefit, partial Surrenders up to a Threshold Payment or Lifetime Benefit Payment, as applicable, will reduce your Death Benefit on a dollar-for-dollar basis and any partial Surrenders in excess of such amounts shall reduce your Death Benefit on a proportionate basis. A PARTIAL SURRENDER MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE CONTRACT VALUE IS LESS THAN YOUR

-------------------------------------------------------------------------------

MAXIMUM DAILY VALUE OR IF THE CONTRACT VALUE IS LESS THAN NET PREMIUM PAYMENTS. See Maximum Daily Value Examples 2 and 3 in Appendix A for an illustration of this calculation.

Any and all transfers to the Personal Pension Account will reduce your Death Benefit. Transfers within the Transfer Limit will reduce your Death Benefit on a dollar-for-dollar basis. Transfers to the Personal Pension Account in excess of the Transfer Limit will reduce your Death Benefit on a proportionate basis. A TRANSFER ABOVE THE TRANSFER LIMIT MAY NOT REDUCE YOUR DEATH BENEFIT BY THE SAME DOLLAR AMOUNT AS IT WOULD REDUCE YOUR CONTRACT VALUE. THE ADJUSTMENT TO YOUR DEATH BENEFIT MAY BE LOWER OR HIGHER THAN THE ADJUSTMENT TO YOUR CONTRACT VALUE. The Maximum Daily Value Transfer Limit is equal to 5% of the greatest of (a) Premium Payments adjusted for partial Surrenders, (b) Maximum Daily Value; or
(c) if an ownership change or Spousal Contract continuation is processed, 5% of the Contract Value on the effective date of such change plus Premium Payment(s) received after the effective date of such change. See Maximum Daily Value Example 4 in Appendix A for illustrations of this calculation.

If you elect another optional rider, partial Surrenders (including Lifetime Benefit Payments and Threshold Payments) may affect those other riders differently than they affect this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a recalculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We also reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.


Any ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a recalculation of this Death Benefit. If the Death Benefit is reset, we will disregard the previously established Contract Value, Premium Payment and Maximum Daily Value and reset each of these values to your then current Contract Value. If the rider is not available for sale at the time of the ownership change, If the oldest Owner at the time of the ownership change is older than the maximum age limitation, we will terminate this rider and the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.



Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.


CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary at the time of death is the deceased Owner's Spouse, we will increase the Contract Value to the Maximum Daily Value, if greater than the Contract Value on the date of due proof of death. The Spouse may elect to continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If any Owner or the Annuitant is older than the age limitation of the rider at the time of the Spousal Contract continuation and/or this rider (or a similar rider, as we determine) is not available for sale, then we will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.


WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?


If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Option Two or Eight) is elected and the Death Benefit terminates.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s), Fund(s), and other investment program(s) approved and designated by us. As of the date of this prospectus, you must invest in the Portfolio Planner or Investment Strategies Asset Allocation Models or approved Funds listed in Appendix D. These models are rebalanced quarterly.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) is merged into another fund, (ii) changes investment objectives, (iii) closes to further investments, and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program

40

-------------------------------------------------------------------------------

considerations" under the section entitled "What other ways can you invest?" in
Section 4.a for more information regarding the potential impact of fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Except as provided below, failure to comply with any applicable investment requirement or restriction will result in termination of the rider. If the rider is terminated by us for violation of applicable investment requirements or restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, transfer Contract Value into the Personal Pension Account or make a change in owner, Annuitant or any Joint Annuitant.

UPON REINSTATEMENT OF YOUR RIDER, YOUR PREMIUM PAYMENTS WILL BE RESET TO EQUAL THE LOWER OF THE CONTRACT VALUE AS OF THE VALUATION DAY OF THE REINSTATEMENT OR THE PREMIUM PAYMENTS PRIOR TO THE TERMINATION. IF APPLICABLE, YOUR MAXIMUM DAILY VALUE WILL BE RESET AT THE LOWER OF THE CONTRACT VALUE OR MAXIMUM DAILY VALUE PRIOR TO THE REVOCATION AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

It may be presumed that investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.

Investment restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

If you elect this rider in combination with an optional benefit such as Safety Plus, Future5, Future6 or Daily Lock Income Benefit then in the event of a conflict between the investment restrictions above and those set forth in such optional riders, the investment restrictions in such optional riders shall prevail.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to approve all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under all applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:


- Please see the Optional Rider Comparison chart in Appendix E for a summary of the differences between all optional riders.


- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, assignment and/or violation of the investment restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the Death Benefit.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

-------------------------------------------------------------------------------

- Transfers made pursuant to an Automatic Income Program may violate this rider if made during the reinstatement period following a violation of investment restrictions under this rider.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.

F. HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested according to the last instructions on file and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our Safe Haven Program. Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by FDIC, nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically at our discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account; in addition, that interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years from the date of death of the Annuitant or Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. The Beneficiary may not make Personal Pension Account Contributions. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect an Annuity Payout Option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below. Please see Section 9(C)(2)(f) Federal Tax Considerations for more information.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

42

-------------------------------------------------------------------------------

G. WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS                AND . . .                          AND . . .                       THEN THE . . .
THE . . .
Owner                 There is a surviving joint Owner   The Annuitant is living or         Joint Owner receives the Death
                                                         deceased                           Benefit.
Owner                 There is no surviving joint Owner  The Annuitant is living or         Beneficiary receives the Death
                                                         deceased                           Benefit.
Owner                 There is no surviving joint Owner  The Annuitant is living or         Owner's estate receives the Death
                      and the Beneficiary predeceases    deceased                           Benefit.
                      the Owner
Annuitant             The Owner is living                There is no named Contingent       The Owner becomes the Contingent
                                                         Annuitant                          Annuitant and the Contract
                                                                                            continues. The Owner may waive
                                                                                            this presumption and receive the
                                                                                            Death Benefit.
Annuitant             The Owner is living                The Contingent Annuitant is        Contingent Annuitant becomes the
                                                         living                             Annuitant, and the Contract
                                                                                            continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                       AND . . .                                     THEN THE . . .
Owner                            The Annuitant is living                         Beneficiary becomes the Owner.
Annuitant                        The Owner is living                             Owner receives the payout at death.
Annuitant                        The Annuitant is also the Owner                 Beneficiary receives the payout at death.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

6. OPTIONAL WITHDRAWAL BENEFITS

A. FUTURE5 AND FUTURE6

OBJECTIVE

The objective of the riders is to provide longevity protection that may periodically increase based on Market Increases or Deferral Bonuses.

Please consider the following prior to electing either rider:

- The riders have investment restrictions. Violation of the investment restrictions may result in termination of the rider.

- Threshold Payments, partial Surrenders above a Lifetime Benefit Payment and transfers to the Personal Pension Account will reduce the rider's benefit, as described below.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

Each of the riders provide an opportunity to receive withdrawals in the form of either Threshold Payments or Lifetime Benefit Payments until either the first Covered Life (Single Life Option) or last Covered Life (Joint/Spousal Option) dies. Withdrawals taken prior to the relevant Covered Life's Lifetime Income Eligibility Date are called Threshold Payments and withdrawals thereafter are called Lifetime Benefit Payments. We reserve the right to close either rider to new sales at any time.

WHEN CAN YOU BUY THE RIDERS?


The Future5 and Future6 riders are no longer available for purchase (including adding it to existing Contracts).


You may buy either rider only at the time you buy your Contract. The maximum age of any Contract Owner or Annuitant when buying either rider is 80. Once elected, you may not switch riders unless part of a company-sponsored exchange program.

-------------------------------------------------------------------------------

The riders may not be available through all investment professionals and may be subject to additional restrictions set by your investment professional. We reserve the right to withdraw either or both riders, vary rider benefits and/or rider charges or any relevant Covered Life options at any time for the sale of new Contracts. Either or both riders may not be available in all states.

The riders are the same in all respects other than as described herein. When considering which rider version to select, it is important that you work with your investment professional to carefully compare the differences in these features, and particularly the different investment restrictions, to ensure that you choose the rider version that is most consistent with your investment horizon and risk appetite taking into consideration the trade-off between benefits and restrictions associated with one rider over the other. Please refer to the section below entitled "Are there restrictions on how you must invest?" for more information.

We look at the age of contract parties (e.g., Contract Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/ Spousal Option.

DOES BUYING THE RIDERS FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying either rider precludes you from electing the Safety Plus rider and the Daily Lock Income Benefit rider.

If you elect either rider, you may not elect Personal Pension Account Transfer Programs Investment Gains or Income Path Options. Please see Section 4.a. Personal Pension Account Transfer Programs.

HOW IS THE CHARGE FOR THE RIDERS CALCULATED?

Each rider has a different current charge and maximum rider charge and both are based on your Payment Base. The charge will vary based on whether you elect the rider on a single or joint/spousal basis. We will deduct the rider charge on each Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A MARKET INCREASE OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge increase in which event you will no longer be entitled to Market Increases, Deferral Bonuses and Withdrawal Percentage increases. This declination is irrevocable.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Payment Base immediately prior to such termination or full Surrender. We may also reset the rider charge upon Spousal Contract continuation or a Covered Life change.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDERS?

Yes. The benefit bases used to set Threshold Payments or Lifetime Benefit Payments (Payment Base) and the Deferral Bonus (Deferral Bonus Base) will fluctuate.

-   PAYMENT BASE

Your initial Payment Base is equal to your initial Premium Payment (without deduction of sales charges, if any). It will generally fluctuate based on:

-   Market Increases; or

-   Deferral Bonuses; and

- Subsequent Premium Payments, partial Surrenders, or transfers to or from the Personal Pension Account.

On each Contract Anniversary until and including the Contract Anniversary immediately following the oldest Covered Life's 90th birthday, the Payment Base will be reset to equal the greater of your Contract Value (prior to the deduction of the rider charge) as of the Contract Anniversary (this event is referred to as a Market Increase) or your current Payment Base plus any applicable Deferral Bonus (the amount added to your Payment Base during the Deferral Bonus Period if a Market Increase does not occur). You will not receive both a Market Increase and a Deferral Bonus in the same Contract Year. We reserve the right to impose an annual Payment Base Cap on the sale of new Contracts only. We do not currently enforce an annual Payment Base Cap.

Please refer to Future5 and Future6 Examples 1-2 in Appendix A for an illustration of ways that your Payment Base may increase based on a Market Increase or Deferral Bonus.

Subsequent Premium Payments increase your Payment Base by the dollar amount of the Premium Payment. Deposits into the Personal Pension Account do not increase your Payment Base.

44

-------------------------------------------------------------------------------

Partial Surrenders reduce your Payment Base in different ways depending on whether they are taken before or after your Lifetime Income Eligibility Date and whether they exceed the applicable limit (either the Threshold Payment or an annual Lifetime Benefit Payment).

- PARTIAL SURRENDERS PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE. If cumulative partial Surrenders taken during any Contract Year are equal to, or less than, the Threshold Payment, then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders are greater than the Threshold Payment, then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold Payment, and (ii) proportionate basis for the amount in excess of the Threshold Payment. If your Contract Value is less than your Payment Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

- PARTIAL SURRENDERS AFTER THE LIFETIME INCOME ELIGIBILITY DATE. If cumulative partial Surrenders taken during any Contract Year are (i) equal to or less than the Lifetime Benefit Payment, or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD requirements, then the cumulative partial Surrender will not reduce the Payment Base. Any partial Surrenders that exceed the Lifetime Benefit Payment (provided that the RMD exception above does not apply), will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment. If your Contract Value is less than your Payment Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis. See Future5 and Future6 Examples 2 and 3 in Appendix A for an illustration of this calculation.

Partial Surrenders taken during any Contract Year that cumulatively exceed the AWA, but do not exceed an annual Threshold Payment or Lifetime Benefit Payment, as the case may be, will be free of any applicable CDSC.

Transfers of Contract Value to the Personal Pension Account will also reduce your Payment Base on a dollar-for-dollar basis if they are less than the Transfer Limit and proportionally for any cumulative transfers above the Transfer Limit. The Future5 and Future6 Transfer Limits will equal your applicable Withdrawal Percentage multiplied by your then current Payment Base. Please see Future5 and Future6 Examples 2 and 3 in Appendix A for an illustration of this calculation.

Since the Maximum Anniversary Value V, the Return of Premium V, Maximum Daily Value and Legacy Lock riders each have their own Transfer Limit, which may be a different amount that the Transfer Limit imposed by Future5 or Future6. If there is a conflict, then the Transfer Limit of Future5 or Future6 prevails. Please refer to Future5 and Future6 Examples 2 and 3 in Appendix A for an illustration of partial Surrenders and the Transfer Limit.

Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this limit will not be included for any benefits under the rider.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Payment Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the possible termination of Market Increases, Deferral Bonuses and Withdrawal Percentage increases associated with declining rider charge increases.

-   DEFERRAL BONUS BASE

On each Contract Anniversary during the Deferral Bonus Period, we may apply a Deferral Bonus to your Payment Base. You will not receive a Deferral Bonus if your Market Increase is greater than or equal to your Deferral Bonus. The Deferral Bonus will vary depending on the rider version you select. The Deferral Bonus for Future5 is 5%. The Deferral Bonus for Future6 is 6%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base as of the Valuation Day prior to each Contract Anniversary during an effective Deferral Bonus Period. THE DEFERRAL BONUS PERIOD WILL CEASE UPON THE EARLIER OF THE TENTH CONTRACT ANNIVERSARY, WHEN YOU TAKE ANY PARTIAL SURRENDER, OR IF A TRANSFER IS MADE TO THE PERSONAL PENSION ACCOUNT THAT IS IN EXCESS OF THE FUTURE5 AND FUTURE6 TRANSFER LIMIT.

When you elect this rider, your Deferral Bonus Base is equal to your initial Premium Payment (without deduction of sales charges, if any). Thereafter, your Deferral Bonus Base will be reset on each Contract Anniversary to the greater of the Payment Base when a Market Increase occurs, or the Deferral Bonus Base on the Valuation Day prior to each Contract Anniversary during an effective Deferral Bonus Period.

Subsequent Premium Payments or transfers from the Personal Pension Account will increase your Deferral Bonus Base by the dollar amount of the Premium Payment or transfer during the Deferral Bonus Period.

Transfers to the Personal Pension Account during each Contract Year during an effective Deferral Bonus Period that are equal to or less than the Transfer Limit will reduce your Deferral Bonus Base on a dollar-for-dollar basis.

Cumulative transfers to the Personal Pension Account during each Contract Year during an effective Deferral Bonus Period that are greater than the rider Transfer Limit will cause the Deferral Bonus Period to end and the Deferral Bonus Base will permanently be set to zero. Transfers or Surrenders due to a divorce settlement will end the Deferral Bonus Period and the Deferral Bonus Base will be set to zero.

-------------------------------------------------------------------------------

Please refer to Future5 and Future6 Examples 1-2 in Appendix A for an illustration of a Deferral Bonus being applied to increase a Payment Base and when a transfer ends the Deferral Bonus Period.

Your Deferral Bonus Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Deferral Bonus Base above this limit will not be included for any benefits under the rider.

Please refer to the section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE (THRESHOLD PAYMENTS) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE PAYMENT BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS.

Threshold Payments or Lifetime Benefit Payments are calculated by multiplying your Payment Base by the applicable Withdrawal Percentage. The Withdrawal Percentage varies based on the age of the relevant Covered Life at the time of the first partial Surrender.

The applicable Withdrawal Percentages are as follows:

                           WITHDRAWAL
           AGE             PERCENTAGE
-------------------------------------
 [LESS THAN]59 1/2 - 64       4.0%
           65+                5.0%

If you elect Future5 on or after July 16, 2012, the applicable Withdrawal Percentages are as follows:

                           WITHDRAWAL
           AGE             PERCENTAGE
-------------------------------------
 [LESS THAN]59 1/2 - 64       3.5%
         65 - 84              4.5%
           85+                5.5%

- Except as provided below, the Withdrawal Percentage will be based on the chronological age of the relevant Covered Life at the time of the first partial Surrender. If a partial Surrender HAS NOT been taken, your new Withdrawal Percentage will be effective on the next birthday that brought the relevant Covered Life into a new Withdrawal Percentage age band; or

- If a partial Surrender HAS been taken, the Withdrawal Percentage will be locked at the time of the partial Surrender. Once the relevant Covered Life enters the new age band, the Withdrawal Percentage will unlock at the next Contract Anniversary only if there is a Market Increase. In the event that there is a Deferral Bonus credited and not a Market Increase, the Withdrawal Percentage will remain locked.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDERS?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE
RIDERS?

Please refer to "Does your benefit base change under the riders?" for the effect of partial Surrenders and transfers to and from the Personal Pension Account. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not your Payment Base, Deferral Bonus Base and any future Threshold Payments or Lifetime Benefit Payments.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount rule (equal to the greater of the Contract minimum amount rule described in section 4.c or one Lifetime Benefit Payment) as a result of investment performance, or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below this minimum amount rule, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

- You must Transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual rights to reallocate these sums to the money market Sub-Account;

46

-------------------------------------------------------------------------------

-   Threshold Payments will cease;

-   Lifetime Benefit Payments will continue;

-   Market Increases and Deferral Bonuses, if applicable, will no longer apply;

- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated and the rider will terminate.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as the riders are affected only by changes to the relevant Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of a Covered Life may cause a recalculation of the rider benefits. Covered Life changes also allow us, in our discretion, to impose then prevailing investment restrictions, as described below.

Any Covered Life change made within the first six months from the Contract Issue date will have no impact on the Payment Base or Deferral Bonus Base as long as each succeeding Covered Life is younger than the maximum age limitation of the rider at the time of the change. The Withdrawal Percentage, Lifetime Benefit Payment, and Threshold Payment, as applicable, will thereafter change based on the age of the new relevant Covered Life.

-   SINGLE LIFE OPTION:

Any Covered Life changes after the first six months from Contract Issue date will cause a reset as follows:

    A. If we no longer offer such rider, we will revoke the rider. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer the rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. If no partial Surrenders or transfers to the Personal Pension Account above the Transfer Limit have been taken, the Deferral Bonus Base will be recalculated to be the lesser of the Contract Value or the Deferral Bonus Base effective on the date of the change. If a partial Surrender has been taken or there had been a transfer to the Personal Pension Account above the Transfer Limit prior to the date of the Covered Life change, the Deferral Bonus Period will end and the Deferral Bonus Base will be zero; or

    C. If we offer such rider and the older Covered Life after the date of the ownership change is equal to or older than the maximum age limitation, the rider will be terminated and removed from the Contract.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

-   JOINT/SPOUSAL OPTION:

After the first six months from the Contract issue date, if partial Surrenders have not yet been taken and you and your Spouse become legally divorced, you may add a new Spouse to the Contract provided that the age limitation of the rider is not exceeded, the Payment Base and Deferral Bonus Base will remain the same. We will then recalculate your Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit based on the age of the younger Covered Life as of the date of the change. The charge for the rider will remain the same.

Alternatively, if after the first six months from the Contract issue date, if partial Surrenders have been taken or a transfer to the Personal Pension Account has been made, and you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract and the Payment Base and Deferral Bonus Base will remain the same. We will then recalculate your Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit based on the age of the remaining Covered Life as of the date of the change. These recalculations will continue to be based on the Joint/Spousal Option. You may not convert your Joint/Spousal Option election to a Single Life Option. The charge for the rider will remain the same.

If after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or younger than the maximum age limitation of the rider at the time of the change, then we will revoke the rider. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider, or we no longer offer the rider, then the rider will terminate.

-------------------------------------------------------------------------------

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Contract and the rider are continued as described below, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for the sale of new Contracts at the time of continuation. The Covered Life will be re-determined on the date of Spousal Contract continuation.

If the new Covered Life is younger than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and Deferral Bonus Base will be set equal to the Contract Value, the Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. The Deferral Bonus Period will not be reset but will continue, if applicable, uninterrupted. If the new Covered Life is equal to or older than the maximum rider age at the time of the Spousal Contract continuation, the rider will terminate and the rider charge will no longer be assessed.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the rider and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

- The Lifetime Benefit Payment, Threshold Payment, and Transfer Limit will be recalculated; and

- The Withdrawal Percentage will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Payment Base. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum amount rule then in effect.

SINGLE LIFE OPTION:

If you have elected the Single Life Option, you may choose a Life Annuity (Annuity Payout Option One). The lifetime portion will be based on the relevant Covered Life determined at the Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and Joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, you may choose a Joint and Last Survivor Life Annuity (Annuity Payout Option Four). If only one Spouse is alive, we will issue a Life Annuity (Annuity Payout Option
One). The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. If only one Spouse is alive, we will issue a Life Annuity (Option One) based on the surviving relevant Covered Life.

48

-------------------------------------------------------------------------------

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the death of the last surviving Annuitant.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s), Fund(s), and other investment program(s) approved and designated by us that correspond with the rider version chosen. As of the date of this prospectus, if you elect Future5, you must invest in the Portfolio Planner or Investment Strategies Asset Allocation Models or approved Funds listed in Appendix D. These models will be rebalanced quarterly. If you elect Future6, you must invest in the Personal Protection Portfolio asset allocation models listed in Appendix D. The Personal Protection Portfolio models are rebalanced monthly.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while either rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT REQUIREMENT OR RESTRICTION WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US, FOR VIOLATION OF APPLICABLE INVESTMENT REQUIREMENTS OR RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER. IN THE EVENT OF A CONFLICT BETWEEN THE INVESTMENT REQUIREMENTS AND RESTRICTIONS OF THIS RIDER AND THOSE IMPOSED BY ANY OTHER GUARANTEED MINIMUM DEATH BENEFIT RIDER, THE INVESTMENT REQUIREMENTS AND RESTRICTIONS OF THIS RIDER SHALL PREVAIL.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, transfer Contract Value into the Personal Pension Account or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

Upon reinstatement, your Deferral Bonus Base will be reset at the lower of the Deferral Bonus Base prior to the termination or Contract Value as of the date of reinstatement and the Deferral Bonus Period, if applicable, will continue uninterrupted.

We may require that you comply with then prevailing investment restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under either rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. Investment restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

Both rider versions require that you invest in asset allocation models. However, we are able to offer certain attributes associated with the Future6 rider, such as a higher Deferral Bonus and lower rider charges, based on our assumptions that the Personal Protection Portfolios, and particularly, the requirement to maintain 50% of your Contract Value in Hartford Portfolio Diversifier HLS Fund within these models, may reduce overall Contract Value volatility and mitigate our guarantee obligations by potentially reducing investment returns that you might have received during favorable market conditions. The Portfolio Planner or Investment Strategies Asset Allocation Models associated with the Future5 rider have a different exposure to equity markets and do not include the Hartford Portfolio Diversifier HLS Fund as an available Fund. It may therefore be reasonably assumed, that if equity markets perform well while you have the Future6 rider, aggregate positive performance results associated the Personal Protection Portfolios will be lower than the performance results possibly available with the Portfolio Planner or Investment Strategies Asset Allocation Models. Conversely, if equity markets perform poorly, you may benefit from, among other things, the potential Contract Value preservation and comparatively lower fees associated the Personal Protection Portfolios.

-------------------------------------------------------------------------------

The Hartford Portfolio Diversifier HLS Fund has been designed to provide performance results that generally are negatively correlated to the performance of other Funds within the Personal Protection Portfolios (i.e., the Fund will tend to perform well when those other Funds are performing poorly, but relatively poorly when those other Funds are performing well). In fact, the Fund's investments are based on data about your and other contract holders' allocations to the other Funds within the Personal Protection Portfolios.

We will periodically rebalance your investments within asset allocation models as described in Appendix D. For instance, if you select Future6 and markets perform poorly, it is anticipated that the value of the Hartford Portfolio Diversifier HLS Fund will increase in relation to other Funds within the Personal Protection Portfolios and thus investments within that Fund will be proportionately reallocated among other Funds within the Personal Protection Portfolios chosen. Likewise, when markets perform well, it is anticipated that the value of the other Funds within the Personal Protection Portfolios will increase in relation to the Hartford Portfolio Diversifier HLS Fund and thus investments within those other Funds will be proportionately reduced and reallocated into the Hartford Portfolio Diversifier HLS Fund.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. In addition, we will not accept any subsequent Premium Payments in excess of $100,000 in the aggregate while the rider is in effect without our prior approval. This restriction is not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base, Deferral Bonus Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us when you have elected any similar optional withdrawal benefit rider. We will not aggregate Contracts with dissimilar optional riders such as a Contract with an optional guaranteed minimum accumulation benefit such as Safety Plus with a contract with a guaranteed lifetime withdrawal benefit such as Future5, Future6, or Daily Lock Income Benefit. If we elect to aggregate Contracts, we will reset Lifetime Benefit Payments, partial Surrenders and Transfer Limits across aggregated Contracts. We will also reset the date we set these values to operate on a Calendar Year anniversary basis (i.e., January 1 Contract Anniversary) in lieu of multiple Contract Anniversaries.

OTHER INFORMATION

The riders may not be appropriate for all investors. Several factors, among others, should be considered:

- Please see the Optional Rider Comparison chart in Appendix E for a summary of the differences between all optional riders.

- Your participation in the Personal Protection Portfolio models end when the Future6 rider terminates. You must provide us with re-allocation instructions at that time. We will contact you and your Financial Intermediary in writing and/or via telephone to seek instructions to re-allocate your Contract Value outside of the Personal Protection Portfolio and Hartford Portfolio Diversifier HLS Fund. You may not independently invest in the Hartford Portfolio Diversifier HLS Fund.

- If you also invest in the Personal Pension Account, transfers to the Personal Pension Account in excess of the Transfer Limit will end the Deferral Bonus Period and the Deferral Bonus Base will be zero.

- The benefits under either rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

-   The Fixed Accumulation Feature is not available if you have elected Future6.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these benefits.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of either rider or if you commence taking Threshold Payments prior to your Lifetime Income Eligibility Date. Withdrawals taken prior to the Lifetime Income Eligibility Date (Threshold Payments) are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish lifetime benefits.

- The determination of the relevant Covered Life is established by us and is critical to the determination of many important benefits such as the Withdrawal Percentage used to set Lifetime Benefit Payments and the Transfer Limit.

-   We may withdraw either rider for new Contract sales at any time.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life.

50

-------------------------------------------------------------------------------

- Annuity payout options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE AUTOMATIC INCOME PROGRAM IF YOUR LIFETIME BENEFIT PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR AUTOMATIC INCOME PROGRAM TO MAKE LIFETIME BENEFIT PAYMENTS AND YOUR ELIGIBLE LIFETIME BENEFIT PAYMENT INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR AUTOMATIC INCOME PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

- The purchase of these riders may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax advisor or investment professional to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- Future6 is referred to as Guaranteed Minimum Withdrawal Benefit Plus in your Contract. Future5 is referred to as Guaranteed Minimum Withdrawal Benefit in your Contract.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.

B. DAILY LOCK INCOME BENEFIT

OBJECTIVE

The objective of the rider is to provide longevity protection in the forms of lifetime payments that may periodically increase based on the daily performance of your Contract or Deferral Bonuses.

Please consider the following prior to electing the rider:

- The rider has investment restrictions. Violation of the investment restrictions may result in termination of the rider.

- Threshold Payments, partial Surrenders above a Lifetime Benefit Payment and transfers to the Personal Pension Account will reduce the rider's benefit, as described below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The rider provides an opportunity to receive withdrawals in the form of either Threshold Payments prior to the Lifetime Income Eligibility Date or Lifetime Benefit Payments until either the first Covered Life (Single Life Option) or last Covered Life (Joint/Spousal Option) dies. Withdrawals taken prior to the relevant Covered Life's Lifetime Income Eligibility Date are called Threshold Payments and withdrawals thereafter are called Lifetime Benefit Payments.

WHEN CAN YOU BUY THE RIDER?


The Daily Lock Income Benefit rider is no longer available for purchase (including adding it to existing Contracts).


This rider may not be available in all states or through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or by us. We reserve the right to withdraw this rider at any time without notice. The maximum age on any Owner or Annuitant when electing this rider is 80.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying the rider precludes you from electing the Safety Plus, Future5 and Future6 riders.

If you elect the rider, you may not elect Personal Pension Account Transfer Programs Investment Gains, Income Path Options or the DCA Interest/Earnings Program. Please see Section 4.a. Personal Pension Account Transfer Programs.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The rider has a current charge and maximum rider charge and both are based on your Payment Base. The charge will vary based on whether you elect the rider on a Single or Joint/spousal basis. We will deduct the rider charge on each Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A MARKET INCREASE OR A DEFERRAL

-------------------------------------------------------------------------------

BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Payment Base immediately prior to such termination, or full Surrender. We may also reset the rider charge upon Spousal Contract continuation or a Covered Life change.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes. The benefit bases used to set Threshold Payments or Lifetime Benefit Payments (Payment Base) and the Deferral Bonus (Deferral Bonus Base) will fluctuate.

-   PAYMENT BASE

Your initial Payment Base and Anniversary Payment Base are equal to your initial Premium Payment (without deduction of sales charges, if any). Your Payment Base will fluctuate based on Market Increases; Deferral Bonuses, or subsequent Premium Payments, partial Surrenders, or transfers to or from the Personal Pension Account.

IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE PAYMENT BASE WILL BE BASED ON THE CONTRACT VALUE ON THE DATE THE RIDER IS EFFECTIVE. THIS MAY BE LESS THAN YOUR INITIAL PREMIUM PAYMENT OR CONTRACT VALUE ON ANY DAY PRIOR TO YOUR RIDER EFFECTIVE DATE.

On each Valuation Day other than your Contract Anniversary, the Payment Base will be reset to equal the greater of Contract Value as of that day or the Payment Base as of the prior Valuation Day (this event is referred to as your Market Increase). On your Contract Anniversary, the Payment Base will be reset to equal the greatest of A, B, or C where:

A   =   Payment Base as of the prior Valuation Day
B   =   Contract Value prior to the deduction of the rider charge (minus any
        Premium Based Charge, if applicable)
C   =   Anniversary Payment Base as of the prior Valuation Day plus any applicable Deferral Bonus during the Deferral Bonus Period.

Your Anniversary Payment Base may be reset each Contract Anniversary to equal the greater of the Payment Base or the Anniversary Payment Base as of the prior Valuation Day. The Anniversary Payment Base includes any applicable Deferral Bonus (the amount added to your Payment Base during the Deferral Bonus Period if a Market Increase does not occur). We reserve the right to impose a daily Payment Base Cap. We do not currently enforce a daily Payment Base Cap. Your Payment Base and Anniversary Payment Base will not be adjusted to reflect any Market Increases on or after any Owner's or the Covered Life's 90th birthday.

Please refer to Daily Lock Income Benefit Examples 1 and 2 in Appendix A for an illustration of ways that your Payment Base may increase based on a Market Increase or Deferral Bonus.

Subsequent Premium Payments increase your Payment Base, Anniversary Payment Base and Contract Value by the dollar amount of that Premium Payment. Deposits into the Personal Pension Account do not increase your Payment Base.

Partial Surrenders reduce your Payment Base and Anniversary Payment Base in different ways depending on whether they are taken before or after your Lifetime Income Eligibility Date and whether they exceed the applicable limit (either the Threshold Payment or an annual Lifetime Benefit Payment).

- PARTIAL SURRENDERS PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE. If cumulative partial Surrenders taken during any Contract Year are equal to, or less than, the Threshold Payment, then the cumulative partial Surrender will reduce the Payment Base and Anniversary Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders are greater than the Threshold Payment, then we will reduce the Payment Base and Anniversary Payment Base on a (i) dollar-for-dollar basis up to the Threshold Payment, and (ii) proportionate basis for the amount in excess of the Threshold Payment. If your Contract Value is less than your Payment Base and Anniversary Payment Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

- PARTIAL SURRENDERS AFTER THE LIFETIME INCOME ELIGIBILITY DATE. If cumulative partial Surrenders taken during any Contract Year are (i) equal to or less than the Lifetime Benefit Payment, or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD requirements, then the cumulative partial Surrender will not reduce the Payment Base or Anniversary Payment Base. Any partial Surrenders that exceed the Lifetime Benefit Payment (provided that the RMD exception above does not apply), will reduce the Payment Base and Anniversary Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment. If your Contract Value is less than your Payment Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis. See Daily Lock Income Benefit Examples 3 and 4 in Appendix A for an illustration of this calculation.

Partial Surrenders taken during any Contract Year that cumulatively exceed the AWA, but do not exceed an annual Threshold Payment or Lifetime Benefit Payment, as the case may be, will be free of any applicable CDSC.

52

-------------------------------------------------------------------------------

Transfers of Contract Value to the Personal Pension Account will also reduce your Payment Base on a dollar-for-dollar basis if they are less than the Transfer Limit and proportionally for any cumulative transfers above the Transfer Limit. The Daily Lock Income Benefit Transfer Limit will equal your applicable Withdrawal Percentage multiplied by your then current Payment Base. Please see Daily Lock Income Benefit Examples 3 and 4 in Appendix A for an illustration of this calculation.

The Maximum Anniversary Value V, Return of Premium V, Maximum Daily Value and Legacy Lock riders each have their own Transfer Limit, which may be a different amount that the Transfer Limit imposed by Daily Lock Income Benefit. If there is a conflict, then the Transfer Limit of Daily Lock Income Benefit prevails. Please refer to Daily Lock Income Benefit Examples 3 and 4 in Appendix A for an illustration of partial Surrenders and the Transfer Limit.

Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this limit will not be included for any benefits under the rider.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Payment Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the possible termination of Market Increases, Deferral Bonuses and Withdrawal Percentage increases associated with declining rider charge increases.

DEFERRAL BONUS BASE

If you elect this rider when the Contract is issued, your Deferral Bonus Base is equal to your initial Premium Payment and any subsequent Premium Payments made during your first Contract Year (without deduction of sales charges, if any). Thereafter, your Deferral Bonus Base will be reset on each Contract Anniversary to the greater of the Payment Base when a Market Increase occurs, or the Deferral Bonus Base on the Valuation Day prior to each Contract Anniversary during an effective Deferral Bonus Period.

On each Contract Anniversary during the Deferral Bonus Period, we may apply a Deferral Bonus to your Payment Base. You will not receive a Deferral Bonus if your Market Increase (as of the date of your Contract Anniversary) is greater than or equal to your Deferral Bonus Base multiplied by the Deferral Bonus. The Deferral Bonus for Daily Lock Income Benefit is 6%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base as of the Valuation Day prior to each Contract Anniversary during an effective Deferral Bonus Period.

IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED THE DEFERRAL BONUS BASE IS EQUAL TO YOUR CONTRACT VALUE ON THE DATE THE RIDER IS EFFECTIVE. CONTRACT VALUE AND PREMIUM PAYMENTS PRIOR TO THE ELECTION OF THE RIDER (AS WELL AS THOSE VALUES THAT WOULD HAVE BEEN USED TO SET THE DEFERRAL BONUS BASE HAD THIS RIDER BEEN ELECTED UPON CONTRACT ISSUANCE), WILL BE DISREGARDED.

THE DEFERRAL BONUS PERIOD WILL CEASE UPON THE EARLIER OF THE TENTH CONTRACT ANNIVERSARY FOLLOWING THE RIDER EFFECTIVE DATE, WHEN YOU TAKE ANY PARTIAL SURRENDER, OR IF A TRANSFER IS MADE TO THE PERSONAL PENSION ACCOUNT THAT IS IN EXCESS OF THE DAILY LOCK INCOME BENEFIT TRANSFER LIMIT.

During the Deferral Bonus Period, subsequent Premium Payments or transfers from the Personal Pension Account will increase your Deferral Bonus Base by the dollar amount of the Premium Payment or transfer.

Transfers to the Personal Pension Account during each Contract Year during an effective Deferral Bonus Period that are equal to or less than the Transfer Limit will reduce your Deferral Bonus Base on a dollar-for-dollar basis. Cumulative transfers to the Personal Pension Account during each Contract Year during an effective Deferral Bonus Period that are greater than the rider Transfer Limit will cause the Deferral Bonus Period to end and the Deferral Bonus Base will permanently be set to zero. Transfers or Surrenders due to a divorce settlement will end the Deferral Bonus Period and the Deferral Bonus Base will be set to zero.

Please refer to Daily Lock Income Benefit Examples 3 and 4 in Appendix A for an illustration of a Deferral Bonus being applied to increase a Payment Base and when a transfer ends the Deferral Bonus Period.

Your Deferral Bonus Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Deferral Bonus Base above this limit will not be included for any benefits under the rider.

Please refer to the section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE (THRESHOLD PAYMENTS) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE PAYMENT BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS.

Threshold Payments or Lifetime Benefit Payments are calculated by multiplying your Payment Base by the applicable Withdrawal Percentage. The Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first partial Surrender.

-------------------------------------------------------------------------------

Prior to your first Partial Surrender, your Lifetime Benefit Payment is set daily and is equal to your applicable Withdrawal Percentage multiplied by your then current Payment Base. Thereafter, your Lifetime Benefit Payment and your Transfer Limit may reset on any of the following events:

a)  Contract Anniversary;

b) Market Increase on or after a birthday when the Covered Life has attained an age that results in a new age band;

c)  A subsequent Premium Payment;

d)  A Transfer to or from the Personal Pension Account;

e)  A partial Surrender that exceeds the Lifetime Benefit Payment; or

f)   A change in the Annuitant or Spousal Continuation.

The applicable Withdrawal Percentages are as follows:

                           WITHDRAWAL
        AGE BANDS          PERCENTAGE
-------------------------------------
 [LESS THAN]59 1/2 - 64       4.0%
         65 - 84              5.0%
           85+                6.0%

- Except as provided below, the Withdrawal Percentage will be based on the chronological age of the relevant Covered Life at the time of the first partial Surrender. If a partial Surrender HAS NOT been taken, your new Withdrawal Percentage will be effective on the next birthday that brought the relevant Covered Life into a new Withdrawal Percentage age band; or

- If a partial Surrender HAS been taken, the Withdrawal Percentage will be locked at the time of the partial Surrender. Once the relevant Covered Life enters the new age band, the Withdrawal Percentage will unlock at the next Contract Anniversary only if there has been any Market Increase. In the event that there is a Deferral Bonus credited and not a Market Increase, the Withdrawal Percentage will remain locked.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the rider?" for the effect of partial Surrenders and transfers to and from the Personal Pension Account. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not your Payment Base, Deferral Bonus Base and any future Threshold Payments or Lifetime Benefit Payments.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount rule (equal to the greater of the Contract minimum amount rule described in section 4.c or one Lifetime Benefit Payment) as a result of investment performance, or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below this minimum amount rule, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

- You must Transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual rights to reallocate these sums to the money market Sub-Account;

-   Threshold Payments will cease;

-   Lifetime Benefit Payments will continue;

-   Market Increases and Deferral Bonuses, if applicable, will no longer apply;

- All other privileges under the rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated and the rider will terminate.

54

-------------------------------------------------------------------------------

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as the rider is affected only by changes to the Covered Life, only those changes are discussed below. Generally, the Covered Life cannot be changed.

If you have elected the Single Life Option, the following provisions apply:

If the Contingent Annuitant assumes the role of the Covered Life upon the Annuitant's death, or we reserve the right to allow a one-time change in the Covered Life due to divorce and choose to exercise this right, the following rules apply:

    1. If the age of the Covered Life on the effective Valuation Day of the Covered Life change is greater than 81, we will terminate this rider. The rider charge will be assessed on the termination date, and will no longer be assessed thereafter.

    2. If the age of the Covered Life on the effective Valuation Day of the Covered Life change is less than or equal age 81, the following options apply:

       a) Covered Life changes within the first six months from the rider effective date will have no impact on the Payment Base, the Anniversary Payment Base or the Deferral Bonus Base. Rider benefits, Withdrawal Percentage, and Transfer Limit will be recalculated using the Covered Life's age on the effective Valuation Day of the Covered Life change.

       b) Covered Life changes after the first six months from the rider effective date will cause a recalculation of the rider provisions as follows:

              (i) If this rider is not currently available for sale, we will terminate this rider. The rider charge will be assessed on the termination date, and will no longer be assessed thereafter.

              (ii) If this rider is currently available for sale, we will continue the rider at the rider charge that is then currently being assessed for new issues and reset the benefit values as follows:

                - The Payment Base and Anniversary Payment Base will be recalculated to the lesser of the Contract Value or the applicable value on the effective Valuation Day of the Covered Life change.

                - The Deferral Bonus Base will be recalculated to the lesser of the Contract Value or the Deferral Bonus Base on the effective Valuation Day of the Covered Life change, if applicable. If the Deferral Bonus Period had ended prior to the Covered Life change, the Deferral Bonus feature will not be reinstated.

                - Rider benefits, the Transfer Limit, if applicable, and the Withdrawal Percentage will be recalculated on the date of the Annuitant change based on the Covered Life's attained age on the effective Valuation Day of the change. Rider benefits, and Transfer Limit, if applicable, will be equal to the Payment Base as of the effective Valuation Date of the Covered Life change multiplied by the Withdrawal Percent.

If you have elected the Joint/Spousal Option, the following provisions apply:

You may only name the Covered Life's Spouse as Contingent Annuitant. If the Covered Life's Spouse assumes the role of the Covered Life as the result of being the Contingent Annuitant at the time of the Covered Life's death, the benefits of this rider will continue uninterrupted until the death of the surviving Spouse.

We reserve the right to allow a one-time Covered Life changes in the event of a divorce between the Covered Life and the Covered Life's Spouse, provided that no Owner or Covered Life is older than 80. In such case, the following rules apply:

    a) If partial Surrender(s) have not been made, you may remove the former Spouse as an Annuitant, and replace such Spouse with the new Spouse, if applicable. Upon making this change, the Covered Life will be reset as of the date of such change, and there will be no impact to the Payment Base and Deferral Bonus Base. The Withdrawal Percentage will be based on the youngest Covered Life.

    b) If partial Surrender(s) have been made, then you may remove the former Spouse as an Annuitant. Upon making this change, the Covered Life will be reset as of the date of such change, and there will be no impact to the Payment Base and Deferral Bonus Base. The Withdrawal Percentage will be based on the remaining Annuitant. Rider benefits and the Transfer Limit, if applicable will be recalculated as of the date of the Covered Life change. You will not be permitted to replace the removed Spouse with a new Spouse. The rider will terminate upon the death of the remaining Covered Life.

    c) The rider charge will not be affected by a change to the Covered Life if you have elected the Joint/Spousal Option.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Contract and the rider are continued as described below, we will continue the rider with respect to all Lifetime

-------------------------------------------------------------------------------

Withdrawal Benefits at the charge that is currently being assessed for the sale of new Contracts at the time of continuation. The Covered Life will be re-determined on the date of Spousal Contract continuation.

If the new Covered Life is younger than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base, Anniversary Payment Base and Deferral Bonus Base will be set equal to the Contract Value, the Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. The Deferral Bonus Period will not be reset but will continue, if applicable, uninterrupted. If the new Covered Life is equal to or older than the maximum rider age at the time of the Spousal Contract continuation, the rider will terminate and the rider charge will no longer be assessed.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the rider and the rider charge will no longer be assessed.

-   Joint/Spousal Option:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Anniversary Payment Base will be equal to the greater of Contract Value or the Anniversary Payment Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

- The Lifetime Benefit Payment, Threshold Payment, and Transfer Limit will be recalculated; and

- The Withdrawal Percentage will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Payment Base. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum amount rule then in effect.

SINGLE LIFE OPTION:

If you have elected the Single Life Option, you may choose a Life Annuity (Annuity Payout Option One). The lifetime portion will be based on the relevant Covered Life determined at the Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and Joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, you may choose a Joint and Last Survivor Life Annuity (Annuity Payout Option Four). If only one Spouse is alive, we will issue a Life Annuity (Annuity Payout Option
One). The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. If only one Spouse is alive, we will issue a Life Annuity (Option One) based on the surviving relevant Covered Life.

56

-------------------------------------------------------------------------------

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the death of the last surviving Annuitant.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and other investment program(s) approved and designated by us. As of the date of this prospectus, you must invest in the Personal Protection Portfolio asset allocation models listed in Appendix D. These models rebalance monthly.

We may prospectively modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while this rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. We will give you advance notice of these changes. These changes will not be applied with respect to then existing investments. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4(a) for more information regarding the potential impact of fund mergers and liquidations with respect to then existing investments within an asset allocation model.

EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT REQUIREMENT OR RESTRICTION WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US, FOR VIOLATION OF APPLICABLE INVESTMENT REQUIREMENTS OR RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER. IN THE EVENT OF A CONFLICT BETWEEN THE INVESTMENT REQUIREMENTS AND RESTRICTIONS OF THE RIDER AND THOSE IMPOSED BY ANY OTHER GUARANTEED MINIMUM DEATH BENEFIT RIDER, THE INVESTMENT REQUIREMENTS AND RESTRICTIONS OF THE RIDER SHALL PREVAIL.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, transfer Contract Value into the Personal Pension Account or change ownership. Upon reinstatement, your Guaranteed Accumulation Benefit will be reset at the lower of the Guaranteed Accumulation Benefit prior to the termination or Contract Value as of the date of reinstatement.

Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. The Personal Protection Portfolios and particularly, the requirement to maintain 50% of your Contract Value in Hartford Portfolio Diversifier HLS Fund within these models, may reduce overall Contract Value volatility and mitigate our guarantee obligations by potentially reducing investment returns that you might have received during favorable market conditions. It may therefore be reasonably assumed, that if equity markets perform well while you have the rider, aggregate positive performance results associated the Personal Protection Portfolios will be lower than the performance results of the overall market. Conversely, if equity markets perform poorly, you may benefit from, among other things, the potential Contract Value preservation and comparatively lower fees associated the Personal Protection Portfolios.

Hartford Portfolio Diversifier HLS Fund has been designed to provide performance results that generally are negatively correlated to the performance of other Funds within the Personal Protection Portfolios (i.e., the Fund will tend to perform well when those other Funds are performing poorly, but relatively poorly when those other Funds are performing well). In fact, the Fund's investments are based on data about your and other contract holders' allocations to the other Funds within the Personal Protection Portfolios.

We will rebalance your investments within asset allocation models on a monthly basis. For instance, when markets perform poorly, it is anticipated that the value of the Hartford Portfolio Diversifier HLS Fund will increase in relation to other Funds within the Personal Protection Portfolios and thus investments within that Fund will be proportionately reallocated among other Funds within the Personal Protection Portfolios chosen. Likewise, when markets perform well, it is anticipated that the value of the other Funds within the Personal Protection Portfolios will increase in relation to the Hartford Portfolio Diversifier Fund and thus investments within those other Funds will be proportionately reduced and reallocated into the Hartford Portfolio Diversifier Fund.

-------------------------------------------------------------------------------

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. In addition, we will not accept any subsequent Premium Payments in excess of $100,000 in the aggregate while the rider is in effect without our prior approval. This restriction is not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base, Deferral Bonus Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us when you have elected any similar optional withdrawal benefit rider. We will not aggregate Contracts with dissimilar optional riders such as a Contract with an optional guaranteed minimum accumulation benefit such as Safety Plus with a contract with a guaranteed lifetime withdrawal benefit such as Daily Lock Income Benefit. If we elect to aggregate Contracts, we will reset Lifetime Benefit Payments, partial Surrenders and Transfer Limits across aggregated Contracts. We will also reset the date we set these values to operate on a Calendar Year anniversary basis (i.e., January 1 Contract Anniversary) in lieu of multiple Contract Anniversaries.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR ALL BENEFITS WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- Please see the Optional Rider Comparison chart in Appendix E for a summary of the differences between all optional riders.

- Your participation in the Personal Protection Portfolio models end when the Daily Lock Income Benefit rider terminates. You must provide us with re-allocation instructions at that time. We will contact you and your Financial Intermediary in writing and/or via telephone to seek instructions to re-allocate your Contract Value outside of the Personal Protection Portfolio and Hartford Portfolio Diversifier HLS Fund. You may not independently invest in the Hartford Portfolio Diversifier HLS Fund.

- If you also invest in the Personal Pension Account, transfers to the Personal Pension Account in excess of the Transfer Limit will end the Deferral Bonus Period and the Deferral Bonus Base will be zero.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- The Fixed Accumulation Feature is not available if you have elected Daily Lock Income Benefit.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

- Even though the rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of the rider or if you commence taking Threshold Payments prior to your Lifetime Income Eligibility Date. Withdrawals taken prior to the Lifetime Income Eligibility Date (Threshold Payments) are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish lifetime benefits.

-   We may withdraw the rider for new Contract sales at any time.

- When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in the optional rider is dependent upon its availability at the time of death of the first Covered Life.

- Annuity payout options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE AUTOMATIC INCOME PROGRAM IF YOUR LIFETIME BENEFIT PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR AUTOMATIC INCOME PROGRAM TO MAKE LIFETIME BENEFIT PAYMENTS AND YOUR ELIGIBLE LIFETIME BENEFIT PAYMENT INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR AUTOMATIC INCOME PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

58

-------------------------------------------------------------------------------

- The purchase of these riders may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax advisor or investment professional to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- Daily Lock Income Benefit is referred to as Guaranteed Minimum Withdrawal Benefit Plus Rider M in your Contract.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.

C. PERSONAL PENSION ACCOUNT

INTERESTS IN THE PERSONAL PENSION ACCOUNT ARE NOT REGISTERED UNDER THE 1933 ACT AND THE PERSONAL PENSION ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE PERSONAL PENSION ACCOUNT NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURES REGARDING THE PERSONAL PENSION ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE PERSONAL PENSION ACCOUNT IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE PERSONAL PENSION ACCOUNT IS CURRENTLY AVAILABLE TO IRA, ROTH IRA, SEP AND NON-QUALIFIED PLAN TYPES. THE PERSONAL PENSION ACCOUNT MAY NOT BE AVAILABLE TO ALL TYPES OF OWNERSHIP ARRANGEMENTS, OR IN ALL STATES.

OBJECTIVE

The objective of the rider is to provide a fixed rate of growth on investments and longevity protection through the certainty of predetermined lifetime payouts during the Guarantee Window and a death benefit. Withdrawals from the Personal Pension Account may be subject to commutation, please see below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The Personal Pension Account bears some similarities to a Fixed Accumulation Feature where you may also receive a fixed interest rate investment return. In this regard, the Personal Pension Account is an alternative to the uncertainty of investing in Funds when your return depends on the investment performance of the Funds you select. However, the Personal Pension Account operates very differently than the Fixed Accumulation Feature. The Fixed Accumulation Feature is designed to serve as a conventional accumulation-oriented investment; you put money in to build up your investment, and you can then withdraw money to meet financial needs as they arise. You can also transfer some or all of your investment to the Funds or the Personal Pension Account, and your beneficiaries receive a Death Benefit if you die. The Personal Pension Account is designed to serve a different purpose; it has features and guarantees that you can use to design your own personal pension plan to provide guaranteed life-long income payouts without having to use Funds or Fixed Accumulation Feature for that purpose. You will know at the time of each Personal Pension Account Contribution what you can expect in terms of guaranteed Payout Purchase Rates (provided that Personal Pension Account Payouts are commenced during your Guarantee Window). Crediting rates (which reduce over time bands) are also available at or prior to each Personal Pension Account Contribution. While you can also use the Fixed Accumulation Feature to take systematic withdrawals or Annuity Payouts, the amount of those income payments is not guaranteed in advance.

Why would you invest in the Fixed Accumulation Feature if the Personal Pension Account rider gives you guaranteed Payout Purchase Rates and more flexibility structuring payouts? In order to give you the guarantees and income payment flexibility, we had to place significant restrictions on how much you can transfer out of the Personal Pension Account in any year as well as on your ability to receive lump sum payments. Instead of SURRENDERING part or all of the amounts you have built up in the Personal Pension Account, you can get a lump sum payment only by specifying some or all of the payouts you are receiving, and then COMMUTING them into a lump sum. When you commute your Personal Pension Account, you may end up getting less than you would have if you invested in the Fixed Accumulation Feature or Funds. This is the tradeoff you have to accept in return for getting the additional flexibility and guarantees that let you design your own personal pension plan.

The Personal Pension Account also bears many similarities to guaranteed minimum withdrawal benefits such as Future5 and Future6. Generally speaking, however, the Personal Pension Account may better satisfy a long-term investor's need for the present certainty of future lifetime payouts (subject to limitations) than is otherwise available to those electing a guaranteed minimum withdrawal benefit.

WHEN CAN YOU ELECT THE RIDER?

You may elect to invest in the rider at any time. Except as noted below (see Other Considerations below), the minimum initial Personal Pension Account Contribution is $10,000 and failure to maintain a minimum Accumulation Balance of $5,000 will result in premature commencement of Personal Pension Account Payouts. Subsequent Premium Payments can be made into Funds and/or the Fixed Accumulation Feature before or after Personal Pension Account Payouts have begun (if received before your Annuity Commencement Date).

-------------------------------------------------------------------------------

We may close the Personal Pension Account to new Personal Pension Account Contributions at any time without notice. We may also make the Personal Pension Account available only through enrollment in one or more investment Programs that we establish.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

We do not charge a separate rider fee for the Personal Pension Account. Our expenses associated with offering this rider are factored into Credited Interest Rates and Payout Purchase Rates.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes. You invest in the Personal Pension Account through Personal Pension Account Contributions. Your first Personal Pension Account Contribution becomes your initial Benefit Balance. The Benefit Balance will be increased by the amount of each subsequent Personal Pension Account Contribution, transfers into the Personal Pension Account from the Fixed Accumulation Feature and Funds, and, credited interest. Unlike the Fixed Accumulation Feature, the Benefit Balance is not indicative of what you would receive as a lump sum.

Prior to the start of Personal Pension Account Payouts, the Accumulation Balance equals your Benefit Balance. Once you start taking Personal Pension Account Payouts, your Benefit Balance is divided into an Accumulation Balance and Annuity Payout Value. Annuity Payout Value refers to the sums used to fund your Personal Pension Account Payouts and anything remaining is referred to as your Accumulation Balance. Because you may convert all or any portion of your Accumulation Balance into Personal Pension Account Payouts at different times, you may have more than one Annuity Payout Value.

We will credit interest to your Accumulation Balance at a minimum rate of 1.5% for so long as you have an investment in the Personal Pension Account. We may apply a Credited Interest Rate that is higher than this minimum interest rate. Different Credited Interest Rates may apply during the course of your investment in the Personal Pension Account. Credited Interest Rates may also vary based on contract variation, Annuity Payout Option, and your gender.

We may prospectively set new Credited Interest Rates and time periods over which such Credited Interest Rate(s) shall apply to new Personal Pension Account Contributions. This means that portions of your Accumulation Balance may earn interest at different Credited Interest Rates. See Personal Pension Account Examples 1, 2 and 4 in Appendix A for an illustration of how different Credited Interest Rates may apply during the term of your Contract.

We will confirm your Credited Interest Rate schedule with each Personal Pension Account Contribution. There is no specific formula for determining Credited Interest Rates and no assurances are offered as to future Credited Interest Rates and their applicability to your Contract. Some of the factors that we may consider in determining Credited Interest Rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match these or our general liabilities and anticipated yields on our General Account investments, regulatory and tax requirements, mortality risks, and competitive factors. We expect to make a profit in setting Credited Interest Rates.

We will account for any Personal Pension Account Contributions, Personal Pension Account Payouts, interest, and deductions separately and on a first-in, first-out basis for the purposes of determining which Credited Interest Rates are associated with each Personal Pension Account Contribution.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWALS FOR YOUR LIFETIME?

Yes. You may tell us to start paying you Annuity Payouts called Personal Pension Account Payouts at any time or at different times until your Annuity Commencement Date. There is a thirty day waiting period for your first Personal Pension Account Payout following each Personal Pension Account Start Date.

Your ability to receive lump sum payments from the Personal Pension Account is limited. You do not withdraw any part of your Benefit Balance in the same way that you can Surrender your Contract Value from Funds or the Fixed Accumulation Feature. Rather, you must convert Accumulation Balance into an Annuity Payout Value that is then used to set your Personal Pension Account Payouts. In contrast, you may Surrender any or all of your Contract Value without affecting your Annuity Payout Value and may commute any or all of your Annuity Payout Value without affecting your Contract Value. You may terminate your Contract by
(a) fully Surrendering all of your Contract Value in the Funds and Fixed Accumulation Feature; and (b) commuting your Annuity Payout Value in your Personal Pension Account thereby giving up your right to future Personal Pension Account Payouts. This may subject your Annuity Payout Value to a CDSC, if applicable, if the amount commuted is in excess of your AWA. Please see CDSC Example 6 in Appendix A-7 for an illustration of how the CDSC is calculated for commutation. The amount ultimately received as a consequence of your investment in the Personal Pension Account is not predictable because of the uncertainty of factors such as how long you have invested in the Personal Pension Account, Credited Interest Rates in effect at the time of investment, the discount rate used for commutation, and how long you receive lifetime Personal Pension Account Payouts.

60

-------------------------------------------------------------------------------

We reserve the right to require that you own your Contract for at least six months before you start receiving Personal Pension Account Payouts. For qualified Contracts, we reserve the right to require that you start taking Personal Pension Account Payouts no later than when the Annuitant turns age 70 1/2.

Personal Pension Account Payouts received prior to the Annuity Commencement Date are considered to be partial annuitizations under the Code. You will automatically start receiving Personal Pension Account Payouts on your Annuity Commencement Date. Personal Pension Account Payouts will be paid in the manner described in Annuity Payout Option Two or Eight under the heading "When do your Annuity Payouts begin?" in Section 4.d Annuity Payouts.

We will calculate the amount of your Personal Pension Account Payouts by applying the applicable Payout Purchase Rate to your Accumulation Balance. We will provide you with guaranteed Payout Purchase Rates corresponding with your Guarantee Window each time that you make a Personal Pension Account Contribution. Payout Purchase Rates are set at our discretion. Minimum guaranteed Payout Purchase Rates are described in your Contract. Payout Purchase Rates may vary based on Contract share class, gender and the Annuity Payout Option selected. There is no specific formula for determining Payout Purchase Rates and, except as specifically provided below, there is no assurance as to future Payout Purchase Rates. Some of the factors that we may consider in determining Payout Purchase Rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our General Account investments, regulatory and tax requirements, and competitive factors and mortality tables (including age and gender factors). We expect to make a profit in setting Payout Purchase Rates.

When you first make a Personal Pension Account Contribution, you will be required to choose a Target Income Age at which Personal Pension Account Payouts are likely to begin. The Target Income Age cannot exceed twenty years from the oldest Annuitant's age (Single Life Option) or the oldest Spouse (Joint Life Option) at the time of investment or age 80, whichever shall first occur. A single Target Income Age will apply to your Contract irrespective of the number of subsequent Personal Pension Account Contributions you may make in the future. Except as provided under Annuity Payout Options Two and Eight, the Target Income Age cannot be changed.

We will use guaranteed Payout Purchase Rates to calculate Personal Pension Account Payouts if you commence taking Personal Pension Account Payouts during the timeframe that begins three years prior to the Target Income Age and ends three years after the Target Income Age (this seven year period is referred to as the Guarantee Window). IN THE EVENT THAT YOU DO NOT ESTABLISH A TARGET INCOME AGE THAT IS AT LEAST THREE YEARS FROM YOUR CURRENT AGE WHEN YOU MAKE YOUR FIRST PERSONAL PENSION ACCOUNT CONTRIBUTION, WE WILL AUTOMATICALLY RESET YOUR TARGET INCOME AGE TO SUCH DATE AND ADJUST YOUR GUARANTEE WINDOW ACCORDINGLY, SUBJECT TO THE MAXIMUM TARGET INCOME AGE LIMITATIONS STATED ABOVE. If you elect Annuity Payout Option Eight, we will establish Payout Purchase Rates by deducting the age of the youngest Annuitant from the age of the oldest Annuitant as of the date of your initial Personal Pension Account Contribution. This differential in ages (rounded up to a full year) will also be used for establishing Payout Purchase Rates for any subsequent Personal Pension Account Contributions regardless of when during each calendar year they are made.

If you commence taking Personal Pension Account Payouts at any time outside of the Guarantee Window, then we will calculate your Personal Pension Account Payouts using the lower of (x) then current Payout Purchase Rates or (y) the maximum Payout Purchase Rate applicable at the time of each Contribution that corresponds to the actual time deferred; but, in no event will the Payout Purchase Rate be less than (z) the minimum guaranteed payout specified in your Contract. THE AMOUNT OF THESE PERSONAL PENSION ACCOUNT PAYOUTS TAKEN OUTSIDE OF YOUR GUARANTEE WINDOW ARE NOT GUARANTEED. The existence of guaranteed Payout Purchase Rates, among other things, distinguishes the Personal Pension Account from the way we treat annuitization of your Contract Value and investments in the Fixed Accumulation Feature at the end of the accumulation phase of your Contract. See Personal Pension Account Examples 1 and 4 in Appendix A for an illustration of Personal Pension Account Payouts during the Guarantee Window.

Personal Pension Account Payouts are not cumulative and may not be advanced, commuted or accelerated, except as explicitly stated in this prospectus. Subject to applicable state insurance law, the Personal Pension Account does not establish a cash Surrender benefit.

Personal Pension Account Payouts will generally terminate upon receipt of due proof of death of the Owner, joint Owner, Annuitant, or Joint Annuitant (if applicable), depending on the Annuity Payout Option then in effect. Please refer to the Annuity Payouts section for more information regarding the cessation of Personal Pension Account Payouts based on the death of an Owner, Annuitant or Joint Annuitant, as applicable, and how these events vary depending upon whether transpiring before or after the Annuity Commencement Date.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. The Personal Pension Account includes a Death Benefit that is initially equal to your Benefit Balance. Your Personal Pension Account Death Benefit increases as a result of additional Personal Pension Account Contributions, transfers into the Personal Pension

-------------------------------------------------------------------------------

Account, and credited interest. YOUR PERSONAL PENSION ACCOUNT DEATH BENEFIT DECREASES AS YOU TAKE PERSONAL PENSION ACCOUNT PAYOUTS. YOUR PERSONAL PENSION ACCOUNT DEATH BENEFIT ALSO DECREASES UPON COMMUTATION OF YOUR ANNUITY PAYOUT VALUE AND MAY BE ELIMINATED OVER TIME. Benefit Balance transfers to Funds and/or the Fixed Accumulation Feature also decrease your Personal Pension Account Death Benefit but because these amounts are converted into Contract Value, they become part of the standard Death Benefit and/or an optional Death Benefit then in effect. The method of payment of the Death Benefit will be subject to the restrictions described in Section 5.a Standard Death Benefit. Personal Pension Account Death Benefits are not subject to commutation or CDSCs, if applicable.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No. The Personal Pension Account Death Benefit supplements the Standard Death Benefit or any optional Death Benefit then in effect.

CAN YOU REVOKE THE RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

LUMP SUM PAYMENTS - You may commute any or all of your Annuity Payout Value to get a lump sum payment from the Personal Pension Account. You must therefore initiate Personal Pension Account Payouts to commute your Annuity Payout Value.

We compute your Personal Pension Account Commuted Value by first calculating the number of Personal Pension Account Payouts (corresponding to the Annuity Payout Value that you seek to commute) that when added together will equal the amount of your commutation request. We then compute the time period over which each Annuity Payout Value would have otherwise been paid. This time period is called the Guaranteed Payout Duration. We then use a present value formula to compute the lump sum payable to you using the discount rate then in effect. Please see "What is the Commuted Value?" in Section 4.c Surrenders and Personal Pension Account Examples 4a and 4b in Appendix A for more information about how Guaranteed Payout Duration is determined.

Personal Pension Account Payouts based on the remaining, non-commuted portion of your Annuity Payout Value will resume after the Guaranteed Payout Duration based on the same frequency established on your original Personal Pension Account Start Date provided that Personal Pension Account Payouts have not been terminated based on a death event pursuant to the relevant Annuity Payout Option.

YOUR COMMUTED VALUE MAY BE SIGNIFICANTLY LESS THAN YOUR ANNUITY PAYOUT VALUE. This is because your Commuted Value depends on a number of factors, including charges to interest rates since each contribution, how long you have invested in the Personal Pension Account and how long Personal Pension Account Payouts are payable pursuant to the relevant Annuity Payout Option. Please refer to "What kinds of Surrenders are available?" and "What is the Commuted Value?" in Section 4.c Surrenders as well as Personal Pension Account Example 4 in Appendix A for more information about how commutation works.

TRANSFERS - Each Contract Year, you may transfer a portion of your Accumulation Balance to the Fixed Accumulation Feature or Funds without having to comply with the annuitization and commutation requirements discussed above. All transfer allocations must be in whole numbers (e.g., 1%). The maximum amount of Accumulation Balance that may be transferred is the highest of:

-   4% of your Accumulation Balance as of your prior Contract Anniversary;

- the amount of interest credited to your Accumulation Balance over the most recent full Contract Year; or

- the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.

We reserve the right to: (a) limit the number of transfers from the Personal Pension Account; (b) make you wait six months after your most recent transfer from the Personal Pension Account before moving Contract Value back into the Personal Pension Account; or (c) revoke this transfer privilege at any time. Amounts transferred out of the Personal Pension Account will reduce the Accumulation Balance by the amount transferred. Amounts transferred from the Personal Pension Account to the Fixed Accumulation Feature or Funds become part of your Contract Value. You may also transfer Contract Value from your Funds or Fixed Accumulation Feature into the Personal Pension Account. Such transfers will reduce the amount of any optional Death Benefit, and will result in a re-allocation of the AWA and Remaining Gross Premiums associated with your Contract Value and your Personal Pension Account investments. If you have also elected a guaranteed accumulation or withdrawal benefit, please refer to the section entitled "What effect do partial or full Surrenders have on your benefits under the rider?" within such prospectus sections for more information about the impacts of transfers to and from the Personal Pension Account on such benefits. If applicable, no CDSC will be applied to Accumulation Balance transferred to Funds or the Fixed Accumulation Feature, or vice versa. No transfers may be made to or from the Personal Pension Account after the Annuity Commencement Date. See Personal Pension Account Example 3 in Appendix A for an illustration of transfers into your Personal Pension Account.

62

-------------------------------------------------------------------------------

AS A RESULT OF THESE OUT-BOUND TRANSFER RESTRICTIONS, IT MAY TAKE A SIGNIFICANT AMOUNT OF TIME (I.E., SEVERAL YEARS) TO MOVE ACCUMULATION BALANCE TO FUNDS OR THE FIXED ACCUMULATION FEATURE AND THEREFORE THIS MAY NOT PROVIDE AN EFFECTIVE SHORT TERM DEFENSIVE STRATEGY. PLEASE REFER TO EXAMPLE 3 UNDER THE PERSONAL PENSION ACCOUNT EXAMPLES IN APPENDIX A FOR AN ILLUSTRATION OF TRANSFER RESTRICTIONS.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Except as otherwise provided in the Annuity Payouts section, any successor owner must continue to abide by the Target Income Age and Guarantee Window you establish at the time of your first Personal Pension Account Contribution.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

Yes. However, you may not make any Personal Pension Account Contributions anytime after your Spouse is removed from your Contract if Annuity Payout Option Eight was elected. Please refer to Annuity Payout Options Two and Eight for further information.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You will automatically start receiving Personal Pension Account Payouts on your Annuity Commencement Date. Personal Pension Account Payouts will be paid in the manner described in Annuity Payout Option Two or Eight under the heading "When do your Annuity Payouts begin?" in Section 4.d Annuity Payouts. You may not make any Personal Pension Account Contributions after the Annuity Commencement Date. No transfers may be made to or from the Personal Pension Account after the Annuity Commencement Date.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You have no discretion over the management of sums invested in the Personal Pension Account as they are held in our General Account.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT CONTRIBUTIONS?

Yes. Our prior approval may be required for any single or cumulative Personal Pension Account Contribution of $1 million or more. Each subsequent Personal Pension Account Contribution must be at least $1,000.

CAN WE AGGREGATE CONTRACTS?

No.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- Special consideration should be given by Personal Pension Account investors who are under age 40 based on the twenty-year limitation on setting your Target Income Age and the absence of guaranteed Payout Purchase Rates applied if Personal Pension Account Payouts commence outside of your Guarantee Window.

- Because we impose commutation and transfer limitations, please work with your investment professional to ensure that your investments in the Fixed Accumulation Feature and Funds (in addition to other available assets) will be adequate to meet your liquidity and/or RMD (if applicable) needs before investing in the Personal Pension Account.

- Credited Interest Rates available under the Personal Pension Account may be higher or lower than interest rates offered under the Fixed Accumulation Feature.

- You must select either Annuity Payout Option Two or Eight in order to receive Personal Pension Account Payouts. These Annuity Payout Options include restrictions as to who may serve as Annuitant, Joint Annuitant and Beneficiary.

- Anyone considering investing their entire Deposit into the Personal Pension Account should first discuss with their investment professional whether a single Premium immediate annuity may offer better Payout Purchase Rates.

- The Personal Pension Account should not be confused with a pension plan under ERISA. Neither we nor any of our affiliates assume any fiduciary duties, as such terms are defined under ERISA laws and regulations. The Personal Pension Account is not a defined benefit plan guaranteed by the Pension Benefit Guaranty Corporation or any federal or state government agency. This feature is not a corporate pension plan issued by us or our affiliates.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.

- Please see the Optional Rider Comparison chart in Appendix E for a summary of the differences between all optional riders.

-------------------------------------------------------------------------------

7. OPTIONAL ACCUMULATION BENEFIT

SAFETY PLUS

OBJECTIVE

The objective of the rider is to ensure that you receive no less than the Guaranteed Accumulation Benefit of the Safety Plus rider on the rider maturity date and provides enhanced income to the Personal Pension Account at the rider maturity date. Your Guaranteed Accumulation Benefit will initially equal your Premium Payments and will increase by subsequent Premium Payments and any amounts that you transfer from the Personal Pension Account if such Premium Payments and transfers are received before your first rider anniversary.

Please consider the following prior to electing this rider:

- The rider has investment restrictions. Violation of the investment restrictions may result in termination of the rider.

- Partial Surrenders and excess transfers to the Personal Pension Account will reduce the benefit proportionally, as described below.

THIS RIDER MAY TERMINATE DUE TO ADVERSE (OR CATASTROPHIC) MARKET CONDITIONS WHICH CAUSE A REDUCTION IN CONTRACT VALUE BELOW THE MINIMUM AMOUNT RULE.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

On the tenth Contract Anniversary from the date you buy the rider (the rider maturity date), we will compare your Contract Value with the Guaranteed Accumulation Benefit. If the Guaranteed Accumulation Benefit is greater than your Contract Value, then we will apply a one-time adjustment to your Contract Value equal to the difference between your Contract Value and Guaranteed Accumulation Benefit. This one-time adjustment will be distributed among the various Funds and Fixed Accumulation Feature, if applicable, in which your Contract Value is then allocated, on a pro-rata basis. After this one-time adjustment, the rider will terminate. However, if your Contract Value on the rider maturity date is greater than the Guaranteed Accumulation Benefit, then there will be no adjustment to your Contract Value and the rider will terminate without notice. See Safety Plus Examples 1-2 in Appendix A.

At the rider maturity date, if you elect to transfer Contract Value into the Personal Pension Account, we will apply a one-time increase to the Personal Pension Account maximum guaranteed Payout Purchase Rate. This one-time increase will be an amount up to, but not greater than, the Guaranteed Accumulation Benefit. This increase is referred to as the income enhancer, described below.

WHEN CAN YOU BUY THE RIDER?


The Safety Plus rider is closed to new investors.


You may only buy the rider at the time you buy your Contract. The maximum age of any Contract Owner or Annuitant when buying this rider is 80. You must indentify your Spouse as the Joint Annuitant when electing this rider if electing Annuity Payout Option Eight.

The rider may not be available through all investment professionals and may be subject to additional restrictions set by your investment professional. The rider may not be available in all states. We reserve the right to withdraw the rider or any rider charge structure at any time.

DOES BUYING THE RIDER PRECLUDE YOU FROM BUYING OTHER RIDERS?

Yes, buying this rider precludes you from electing Future5, Future6, or Daily Lock Income Benefit.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The fee for the rider is based on your Guaranteed Accumulation Benefit. We will deduct the rider charge on each Contract Anniversary on a pro-rated basis from each Sub-Account until the rider maturity date.

If the rider is revoked or terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on Guaranteed Accumulation Benefit immediately prior to such termination or full Surrender. We may also reset the rider charge upon Spousal Contract continuation or a Covered Life change.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes. Your Guaranteed Accumulation Benefit is the basis upon which we determine our guarantee obligation on the rider maturity date. Your starting Guaranteed Accumulation Benefit will equal your initial Premium Payment (without deduction for sales charges, if any). Your Guaranteed Accumulation Benefit will increase, on a dollar-for-dollar basis, to reflect subsequent Premium Payments and any amounts that you transfer from the Personal Pension Account only if such Premium Payments and transfer are received before your first rider anniversary. Please refer to Safety Plus Examples 1-2 in Appendix A.

Surrenders will reduce your Guaranteed Accumulation Benefit on a proportionate basis. If your Contract Value is less than your Guaranteed Accumulation Benefit, reductions on a proportionate basis may be greater than if taken on a dollar-for-dollar basis. See Safety Plus Examples 3 and 4 in Appendix A for an illustration of this calculation.

64

-------------------------------------------------------------------------------

Transfers into the Personal Pension Account that are equal to or less than the Transfer Limit will reduce your Guaranteed Accumulation Benefit on a dollar-for-dollar basis. Transfers in excess the Transfer Limit in any Contract Year will then reduce your Guaranteed Accumulation Benefit on a proportionate basis. Please refer to Safety Plus Examples 2; 3 and 4 in Appendix A for an illustration of partial Surrenders and the Transfer Limit.

You may not carry over unused transfer sums from one Contract Year to another. Your Transfer Limit may change on each Contract Anniversary and whenever you make subsequent Premium Payments, make Surrenders, transfer sums from the Personal Pension Account or make an change in the Owners of the Contract. Optional Death Benefit riders each have their own Transfer Limit, which may be a different amount than the Transfer Limit imposed by Safety Plus. In the event of a conflict, the Transfer Limit of Safety Plus prevails. The Safety Plus Transfer Limit is equal to 5% of the Guaranteed Accumulation Benefit at each Contract Anniversary.

Your Guaranteed Accumulation Benefit can never be less than $0 or more than $5 million. Any activities that would otherwise increase your Guaranteed Accumulation Benefit above this limit will not be included for any benefits under the rider.

-   Income Enhancer

At the rider maturity date, if you elect to transfer Contract Value into the Personal Pension Account under this option, we will apply an increase to the Personal Pension Account Maximum Guaranteed Payout Purchase Rate equal to 20% greater than the then current Personal Pension Account Maximum Guaranteed Payout Purchase Rate. The increased Payout Purchase Rate will only be applied to an amount up to, but not greater than, the Guaranteed Accumulation Benefit and must be transferred to the Personal Pension Account after the rider maturity date but prior to the eleventh Contract Anniversary following the rider effective date. This Safety Plus feature is not available if the Personal Pension Account is not available in your state. Please refer to Safety Plus Example 2 in Appendix A.

Transferring Contract Value may proportionately reduce your Death Benefit. Please refer to "What effect do partial or full Surrenders have on your benefits under the rider?" for more information regarding excessive transfers. Please refer to Annuity Payout Option Eight in Section 4.d, for important considerations regarding the configuration of contract ownership roles when selecting a joint and last survivor life Annuity Payout Option for Personal Pension Account Payouts.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

Yes. At anytime following the earlier of Spousal Contract continuation or the fifth Contract Anniversary after the rider effective date, you may elect to terminate this rider. The Contract Value will not be adjusted to equal the Guaranteed Accumulation Benefit and the rider will terminate.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the rider?" for the effect of partial Surrenders and transfers to and from the Personal Pension Account. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Guaranteed Accumulation Benefit.

IF YOUR CONTRACT VALUE ON ANY CONTRACT ANNIVERSARY IS EVER REDUCED BELOW THE CONTRACT MINIMUM AMOUNT RULE (AS DESCRIBED IN SECTION 4.C) AS A RESULT OF INVESTMENT PERFORMANCE, OR IF ON ANY VALUATION DAY A PARTIAL SURRENDER IS TAKEN THAT REDUCES YOUR CONTRACT VALUE BELOW THE MINIMUM AMOUNT RULE, THEN YOUR CONTRACT VALUE WILL BE LIQUIDATED AND THE CONTRACT AND ALL ITS RIDERS, INCLUDING THIS RIDER, SHALL TERMINATE AND NO RIDER BENEFITS SHALL BE PAID.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any Contract change before the Annuity Commencement Date which causes a change in the ownership will result in the recalculation of the benefits provided under the rider. We reserve the right to approve any ownership changes.

If the age of the oldest Owner(s) after the ownership change is older than the maximum issue age for this rider on the effective Valuation Day of the ownership change, we will terminate the rider.

If the age of the oldest Owner(s) after the ownership change is younger than or equal to the maximum issue age of the rider at the time of the ownership change and the ownership changes occur within the first six months from the Contract issue date, it will not cause a recalculation of the benefits or changes under the rider.

-------------------------------------------------------------------------------

Ownership changes after the first six months from the Contract Issue date will cause a recalculation of the benefits under either (a) or (b):

    (a) If the rider or a similar rider, as we determine, is not currently available for sale we will terminate the rider; or

    (b) If the rider is currently available for sale, we will continue the existing rider at the rider charge that is currently being assessed for new sales of the rider (or the last declared initial, minimum and maximum rider charge, if higher). The Guaranteed Accumulation Benefit will be recalculated to equal the lesser of the Contract Value or the then current Guaranteed Accumulation Benefit, on the effective Valuation Day of the ownership change. The rider maturity date will not change.

CAN YOUR SPOUSE CONTINUE YOUR RIDER?

Yes. The following are the effects of an ownership change if your Spouse continues the Contract under the Spouse Beneficiary provision of the Contract, if applicable:

If your Spouse is younger than or equal to the maximum issue age for the rider at the time of the continuation, then either (a) or (b) will apply as follows:

    a) If the rider is not currently available for sale or a similar rider, as we determine, we will terminate this rider; or

    b) If the rider is currently available for sale, we will continue the rider at the rider charge that is then currently being assessed for new sales of the rider (or the last declared initial, minimum and maximum rider charge, if higher). The Guaranteed Accumulation Benefit will not change. The rider maturity date will not change.

If your Spouse is older than the maximum issue age for the rider on the effective Valuation Day of the Spousal Contract continuation, we will terminate the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract before the rider maturity date, you will forfeit all of your rights under the rider and will not receive the Guaranteed Accumulation Benefit.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and other investment program(s) approved and designated by us. As of the date of this prospectus, you must invest in the Personal Protection Portfolio asset allocation models listed in Appendix D. These models rebalance monthly.

We may prospectively modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while this rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. We will give you advance notice of these changes. These changes will not be applied with respect to then existing investments. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4(a) for more information regarding the potential impact of fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Except as provided below, failure to comply with any applicable investment requirement or restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable investment requirements or restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Termination of the rider will not terminate any concurrent guaranteed minimum death benefit rider. In the event of a conflict between the investment requirements and restrictions of the rider and those imposed by any other guaranteed minimum death benefit rider, the investment requirements and restrictions of the rider shall prevail.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, transfer Contract Value into the Personal Pension Account or change ownership. Upon reinstatement, your Guaranteed Accumulation Benefit will be reset at the lower of the Guaranteed Accumulation Benefit prior to the termination or Contract Value as of the date of reinstatement.

Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provides very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.

The Personal Protection Portfolios and particularly, the requirement to maintain 50% of your Contract Value in Hartford Portfolio Diversifier HLS Fund within these models, may reduce overall Contract Value volatility and mitigate our guarantee obligations by

66

-------------------------------------------------------------------------------

potentially reducing investment returns that you might have received during favorable market conditions. It may therefore be reasonably assumed, that if equity markets perform well while you have the rider, aggregate positive performance results associated the Personal Protection Portfolios will be lower than the performance results of the overall market. Conversely, if equity markets perform poorly, you may benefit from, among other things, the potential Contract Value preservation and comparatively lower fees associated the Personal Protection Portfolios.

Hartford Portfolio Diversifier HLS Fund has been designed to provide performance results that generally are negatively correlated to the performance of other Funds within the Personal Protection Portfolios (i.e., the Fund will tend to perform well when those other Funds are performing poorly, but relatively poorly when those other Funds are performing well). In fact, the Fund's investments are based on data about your and other contract holders' allocations to the other Funds within the Personal Protection Portfolios.

We will rebalance your investments within asset allocation models on a monthly basis. For instance, when markets perform poorly, it is anticipated that the value of the Hartford Portfolio Diversifier HLS Fund will increase in relation to other Funds within the Personal Protection Portfolios and thus investments within that Fund will be proportionately reallocated among other Funds within the Personal Protection Portfolios chosen. Likewise, when markets perform well, it is anticipated that the value of the other Funds within the Personal Protection Portfolios will increase in relation to the Hartford Portfolio Diversifier Fund and thus investments within those other Funds will be proportionately reduced and reallocated into the Hartford Portfolio Diversifier Fund.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. In addition, we will not accept any subsequent Premium Payments in excess of $100,000 in the aggregate while the rider is in effect without our prior approval.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Guaranteed Accumulation Benefit, we reserve the right to treat as one all deferred variable annuity contracts issued by us (or our affiliates) where you have elected any similar optional guaranteed minimum accumulation benefit rider. We will not aggregate contracts with dissimilar optional riders such as a Contract with an optional guaranteed minimum accumulation benefit (such as Safety Plus) with a Contract with a guaranteed lifetime withdrawal benefit such as Future5, Future6, or Daily Lock Income Benefit.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- Personal Protection Portfolio models end when the rider terminates. You must provide us with re-allocation instructions at that time. We will contact you and your Financial Intermediary in writing and/or via telephone to seek instructions to re-allocate your Contract Value outside of the Personal Protection Portfolio and Hartford Portfolio Diversifier HLS Fund. You may not independently invest in the Hartford Portfolio Diversifier HLS Fund.

- Please see the Optional Rider Comparison chart in Appendix E for a summary of the differences between all optional riders.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- ANNUITIZING YOUR CONTRACT, WHETHER VOLUNTARILY OR NOT, WILL IMPACT AND POSSIBLY ELIMINATE THESE BENEFITS.

- We may terminate the rider based on your violation of benefit rules and may otherwise withdraw the rider (or any benefits) for new Contract sales at any time.

- Certain changes in ownership may result in a reduction, recalculation or forfeiture of benefits.

- The fee for the rider will not increase unless there is an ownership change or Spousal Contract continuation.

- We will share data regarding your Contract with affiliates or designees to help us manage our guarantee obligation under this rider.

- Due to the anticipated impact of these investment restrictions on potential upside performance, it is important that you discuss with your investment professional whether, among other things, a traditional fixed annuity, high grade fixed income securities or a certificate of deposit might better suit your long term needs.

- This rider is not RMD friendly. Electing the rider when using this contract to meet your RMD obligations may have negative consequences inasmuch as your benefits are reduced proportionally for ANY partial Surrender. We are not responsible for violations due to your obligation to comply with RMD obligations.

- The purchase of this rider may not be appropriate for custodial owned contracts, Beneficiary or inherited IRAs or contracts owned by certain types of non-natural entities, including Charitable Trusts.

-------------------------------------------------------------------------------

- Safety Plus is referred to as Guaranteed Minimum Accumulation Benefit Plus Rider in your Contract.

-   The Fixed Accumulation Feature is not available if you have elected Safety
    Plus.

ANY OBLIGATION WE HAVE UNDER THE CONTRACT, INCLUDING THE OPTIONAL ACCUMULATION BENEFIT, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MEET SUCH OBLIGATIONS.

8. ADDITIONAL INFORMATION

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION BALANCE: The sum of all Personal Pension Account Contributions increased by credited interest; minus any transfers into any other Account(s) and any conversion into Annuity Payout Value.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert Premium Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate Contract Value prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, PO Box 14293, Lexington, KY 40512-4293.


ANNIVERSARY PAYMENT BASE: For Daily Lock Income Benefit, the value on any Contract Anniversary during the Deferral Bonus Period used to determine if a reset to the Payment Base will occur.

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender.

ANNUAL WITHDRAWAL AMOUNT (AWA): The amount you may Surrender each Contract Year without incurring a CDSC.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The first day of the first period for which a distribution is received as an Annuity Payout under the Contract, excluding any Personal Pension Account Payout pursuant to the Personal Pension Account.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select. Annuity Payout includes Personal Pension Account Payouts.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date, the death of the Contract Owner or Annuitant; or annuitization(s) of Benefit Balance.

ANNUITY PAYOUT VALUE: The portion of your Benefit Balance converted into Personal Pension Account Payouts, as reduced by future Personal Pension Account Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT FACTOR: A factor that neutralizes the Assumed Investment Return when determining the Annuity Unit Value. When the Assumed Investment Return is 3%, the daily factor is 0.999919. When the Assumed Investment Return is 5%, the daily factor is 0.999866. And when the Assumed Investment Return is 6%, the daily factor is 0.999840.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

ASSUMED INVESTMENT RETURN: The investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner or Annuitant, as the case may be.

BENEFIT BALANCE: Personal Pension Account Contributions, as adjusted for transfers to or from Contract Value, credited interest and/or annuitization. Benefit Balance includes Annuity Payout Value, if any.

68

-------------------------------------------------------------------------------

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any Annuity Payout due and payable during the Guaranteed Payout Duration. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and the applicable discount rate determined by us for applicable fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE (CDSC): The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender or take money out of your Contract in the form of a commutation of Annuity Payout Value or certain annuity payout options.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Sub-Account and the Fixed Accumulation Feature.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the lifetime withdrawal feature under Future5, Future6 and Daily Lock Income Benefit guaranteed minimum withdrawal benefit riders. For Daily Lock Income Benefit, the Covered Life will always be annuitant or Joint Annuitant, if applicable.

CREDITED INTEREST RATE: The interest rates that we agree to credit during different times over the duration of your Contract for the Personal Pension Account.

DEFERRAL BONUS: The amount added to your Payment Base on each Contract Anniversary while the Deferral Bonus Period is in effect if a Market Increase does not occur on such Contract Anniversary.

DEFERRAL BONUS PERIOD: The Deferral Bonus Period commences on the date that either Future5, Future6, or Daily Lock Income Benefit has been added to your Contract and Deferral Bonus Period ends when the first of the following events occur: (a) tenth Contract Anniversary from the date that either Future5, Future6, or Daily Lock Income Benefit has been added to your Contract, (b) the Valuation Day that you take your first partial Surrender (including your first Lifetime Benefit Payment or Threshold Payment); or (c) the Valuation Day that you first transfer any Contract Value to the Personal Pension Account in excess of the applicable Transfer Limit. Once the Deferral Bonus Period ends, it cannot be re-started.

DEATH BENEFIT: Except as otherwise provided, the amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date. Where applicable, your Death Benefit includes the standard or an optional Death Benefit plus the Personal Pension Account Death Benefit.

DEPOSIT: The sum of allPremium Payments and Personal Pension Account Contributions.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers into Funds or the Personal Pension Account.

ELIGIBLE INVESTMENT: The amount we use to assign applicable CDSC and Premium Based Charge amounts. Eligible Investments are the higher of (a) Deposits less any withdrawals; or (b) your last Valuation Day's Total Balance.

ENHANCED RETURN OF PREMIUM: One of two components used to determine the Legacy Lock that provides a Death Benefit amount that will not be reduced by Lifetime Benefit Payments.

FINANCIAL INTERMEDIARY: The investment professional through whom you purchase your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all classes of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select Sub-Accounts.

GENERAL ACCOUNT: The General Account includes our Company assets, including any money you may have invested in the Fixed Accumulation Feature, if available, and the Personal Pension Account.

-------------------------------------------------------------------------------

GUARANTEE WINDOW: The seven year time period during which we guarantee Personal Pension Account Payouts. You set your Guarantee Window by selecting your Target Income Age (when you make your first Personal Pension Account Contribution). Your Guarantee Window is three years before and after your Target Income Age.

GUARANTEED ACCUMULATION BENEFIT: The amount used to determined the Safety Plus Transfer Limit, the rider charge and the guaranteed amount payable at the rider maturity date.

GUARANTEED PAYOUT DURATION: The time period (sometimes referred to as a period certain) specified in Annuity Payout Options Three, Five and Six; and with respect to Annuity Payout Options Two and Eight, the time period equal to the applicable Annuity Payout Value divided by the corresponding Personal Pension Account Payout.

IN GOOD ORDER: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Administrative Office or via telephone, facsimile or through an internet transaction. Generally, our request for documentation will be considered in good order when we receive all of the requisite information, on the form required by us.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year under Future5, Future6 and Daily Lock Income Benefit.

LIFETIME INCOME ELIGIBILITY DATE: The Valuation Day when the Covered Life has an attained age of 59 1/2.

MARKET INCREASES: A potential increase to your Payment Base prior to the deduction of rider charges based on market performance subject to the applicable Payment Base Cap, if any.

MAXIMUM ANNIVERSARY VALUE: The highest Contract Value as of each Contract Anniversary prior to the date of death of the oldest Owner or the Annuitant's 81st birthday, whichever first occurs, adjusted for any Premium Payments, or transfers to or from the Personal Pension Account and partial Surrenders occurring after such Contract Anniversary.

MAXIMUM DAILY VALUE: The highest attained Contract Value prior to the first to occur of the date of death or the oldest Owner or the Annuitant's 81st birthday, and adjusted for any Premium Payments, any transfers to or from the Personal Pension Account and any partial Surrenders.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments, Threshold Payments, Transfer Limit and rider charge under Future5, Future6, or Daily Lock Income Benefit.

PAYMENT BASE CAP: The maximum percentage the Payment Base may be increased due to a Market Increase or a Deferral Bonus under Future6, Future5 or Daily Lock Income Benefit.

PAYOUT PURCHASE RATES: The monthly rates per thousand that we agree to apply upon establishing an Annuity Payout Value.

PERSONAL PENSION ACCOUNT CONTRIBUTIONS: Sums allocated to the Personal Pension Account. Personal Pension Account Contributions may take the form of Deposits or transfers of Contract Value from Sub-Accounts or the Fixed Accumulation Feature (if applicable).

PERSONAL PENSION ACCOUNT PAYOUTS: Regularly scheduled periodic payments of Annuity Payout Value.

PREMIUM OR PREMIUM PAYMENT: Money sent to us to be invested in your Sub-Accounts and your Fixed Accumulation Feature. A Premium Payment does not include Personal Pension Account Contributions. Portions of your Benefit Balance transferred to Sub-Accounts and/or the Fixed Accumulation Feature are considered to be Premium Payments that become part of your Contract Value.

70

-------------------------------------------------------------------------------

REMAINING GROSS PREMIUM: Equals the Premium Payments adjusted by prior partial Surrenders. During the CDSC period, Premium Payments will be adjusted for partial Surrenders in excess of the AWA; after the CDSC period, Premium Payments will be adjusted for all partial Surrenders.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older generally must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must generally begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your Sub-Account.

SUB-ACCOUNT VALUE: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract. For the purposes of optional riders only, a Surrender may also include a transfer of Contract Value to Benefit Balance.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding). Surrender Value does not include the Commuted Value of your Personal Pension Account.

TARGET INCOME AGE - The year that commences with the birthday of the oldest Annuitant during which Personal Pension Account Payouts are expected to begin. Target Income Age establishes your Guarantee Window during which a guaranteed Payout Purchase Rate will be applied to your Accumulation Balance.

THRESHOLD PAYMENTS: The amount payable in the form of partial Surrenders under Future5, Future6, or Daily Lock Income Benefit taken prior to the relevant Covered Life's Lifetime Income Eligibility Date.

TOTAL BALANCE: The sum of your Contract Value and Benefit Balance.

TRANSFER LIMIT: The threshold amount that you may partially Surrender or move within the Contract without causing your rider benefits to be reduced on a proportionate basis or terminate your Deferral Bonus Period for the Future5, Future6, or Daily Lock Income Benefit riders. The Transfer Limit varies by rider.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The New York Stock Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENTAGE: The percentage of your Payment Base that you may withdraw each Contract Year in the form of a Lifetime Benefit Payment or Threshold Payment.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

ALABAMA - The Fixed Accumulation Feature is not available. The DCA Plus Feature is available.

CALIFORNIA - If you are 60 years old or older you must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first thirty-five days your initial Premium Payment is invested. After the thirty-fifth day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the thirty-five days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium

-------------------------------------------------------------------------------

Payment to any other investment option or transfer Contract Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Contract Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested. The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%. The assignment restrictions on the living benefits and Death Benefits do not apply.

CALIFORNIA, CONNECTICUT, ILLINOIS, NEW HAMPSHIRE, NEW JERSEY, NEW YORK, OREGON AND VERMONT - A state recognized civil union partner who is the designated Beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such Spouses as meeting federal tax distribution requirements (under current tax law, a Spouse is limited to married people of the opposite sex).

CONNECTICUT, FLORIDA, ILLINOIS, NEW JERSEY,TENNESSEE AND TEXAS - The limit on Living Benefits and Death Benefits imposed when contracts are aggregated does not apply.

CONNECTICUT AND NEW JERSEY - Our approval is required for any subsequent Contribution or transfer resulting in cumulative Contribu-tions and transfers into the Personal Pension Account exceeding $50,000.

DELAWARE - The maximum rider charge for Maximum Anniversary Value Death Benefit is 1.00%.

FLORIDA - If you are age 65 or older on the contract issue date, CDSCs will be capped at 10% of the amount withdrawn. The cap does not apply to accredited investors.

MARYLAND - The Annual Maintenance Fee for C-Share and I-Share contracts is $30.

MASSACHUSETTS - We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later (B Share Contracts). The Nursing Home Waiver is not available. The Fixed Accumulation Feature investment restrictions do not apply to investors.

MINNESOTA - The CDSC for B share contracts are 7.5%, 7%, 6.5%, 6%, 5%,4%, 3%, 0%. The CDSC for L share contracts 7.5%, 7%, 6%, 5%, 0%.

NEW JERSEY - The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%. The Nursing Home Waiver is not available. If an optional Death Benefit is elected, our approval is required for any subsequent Premium Payment received after the first twelve months.

NEW YORK - Contracts are not available in New York. The Personal Pension Account is not available. The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%. The Nursing Home Waiver is not available. Letters of Intent are not available as a basis to reduce sales charges. The assignment restrictions on the living benefits and Death Benefits do not apply.

OKLAHOMA - The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%.

OREGON - The Personal Pension Account is not available. The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%. You may not choose a fixed dollar amount Annuity Payout. Annuity Payout Option Two is not available.

PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to ninety days. You may not choose a fixed dollar amount Annuity Payout. Annuity Payout Option Two is not available.

TEXAS - The assignment restrictions on the living benefits and death benefits do not apply. The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%.

WASHINGTON - The Personal Pension Account is not available. In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year. The Target Income Age is subject to limitations based on the Annuitant's age as of the date of the first Contribution

C. MISCELLANEOUS

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a recalculation of the benefits subject to applicable state law. Generally, we will not recalculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned subject to the ownership change restrictions above. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will

72

-------------------------------------------------------------------------------

be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

SPECULATIVE INVESTING - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION - We may unilaterally modify the Contract to reflect, among other things, changes in applicable tax law or interpretations of tax law, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Owners through regular mail as an endorsement to their Contract.

MEDICAID BENEFITS - Medicaid estate planning may be important to people who are concerned about long term care costs. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits. Ownership interests or Beneficiary status under this variable annuity could render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and Beneficiary status of your Contract. This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

D. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

E. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. (HSD) under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (Financial Intermediaries) for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2012. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are investment professionals of Financial Intermediaries.


Class B and I share Contracts may be sold directly to the following individuals free of any commission: 1) our current or retired officers, directors, trustees and employees (and their families) and our corporate parent, affiliates and subsidiaries; and 2) employees and investment professionals of Financial Intermediaries. If applicable, we will credit the Class B share Contract with a credit of 5.0% of the initial Deposit and each subsequent Deposit, if any. This additional percentage of Deposit in no way affects current or future charges, rights, benefits or account values of other Owners.

The financial advisory arrangement otherwise required in order to purchase Class I share Contracts shall not be applicable to Hartford's Personal Retirement Manager variable annuities bought by any of our current or retired officers, directors, trustees and employees or those of our corporate parent, affiliates and subsidiaries.

This prospectus does not constitute personalized investment or financial planning advice or a recommendation to purchase this or any other variable annuity. We reserve the right to modify, suspend, or terminate these privileges at any time.

-------------------------------------------------------------------------------

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under Commissions). Certain selected Financial Intermediaries also receive additional compensation (described below under Additional Payments). All or a portion of the payments we make to Financial Intermediaries may be passed on to investment professionals according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Deposits or Total Balance.

-   COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7.5% of each Deposit. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1% of your Total Balance. We pay no additional commissions with respect to assets moved from the Personal Pension Account to Sub-Accounts or the Fixed Accumulation Feature. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to Owners over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your investment professional's compensation. Under certain circumstances, your investment professional may be required to return all or a portion of the commissions paid.

Check with your investment professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your investment professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your investment professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your investment professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

-   ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE               WHAT IT'S USED FOR
-------------------------------------------------------------------------------------------------------------------------------
Access                     Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment      Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                  Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense          Pay Fund related parties for wholesaler support, training and marketing activities for certain
Allowances                 Funds.
Support                    Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                           (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements).
Training                   Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                 Inclusion of our products on a Financial Intermediary's preferred list; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                     Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2012, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal

74

-------------------------------------------------------------------------------


Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC, CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc. (an affiliate of ours).



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.



As of December 31, 2012, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2012, Additional Payments did not in the aggregate exceed approximately $29 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.2 million or approximately 0.15% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2012, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


9. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such

-------------------------------------------------------------------------------

arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

76

-------------------------------------------------------------------------------

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.


For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate's or trust's adjusted gross income for the taxable year.


    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.


The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual's modified adjusted gross income for the taxable year.


       a.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

      We believe that Personal Pension Account Payouts are partial annuitizations of the Contract, and that an equitable allocation of the investment in the contract would be in proportion to the estimated fair market values of the portions of the Contract.

iv. When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.

       b.  AMOUNTS NOT RECEIVED AS AN ANNUITY

i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

-------------------------------------------------------------------------------

ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a taxpayer becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

78

-------------------------------------------------------------------------------

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

-------------------------------------------------------------------------------

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in

80

-------------------------------------------------------------------------------

published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

    5. CERTAIN TAX CONSIDERATIONS FOR FULL OR PARTIAL SETTLEMENT PAYMENTS FROM THE PERSONAL PENSION ACCOUNT

The recent enactment of new Section 72(a)(2) of the Code for partial annuitizations provides direction on how Personal Pension Account Payouts should be treated for tax purposes, effective for payments received in taxable years beginning after December 31, 2010 (regardless of when the annuity was purchased). However, because there is yet to be guidance on the new provisions from the IRS, there is still some uncertainty as to how the partial annuitization provisions will be applied and we advise you to consult with a qualified tax adviser concerning such tax treatment before you deposit amounts into the Personal Pension Account or take a settlement for a Personal Pension Account Payout.

With respect to the Personal Pension Account, the Company plans to report any periodic payments under a settlement of the Personal Pension Account (Personal Pension Account Payouts) as amounts received as an annuity and a partial annuitization of the Contract, resulting in that portion of the Contract being treated as a separate contract for which an annuity starting date is assigned, a portion of the investment in the contract is allocated and an exclusion ratio is determined (discussed in subparagraph 2.a. above). Likewise, after December 31, 2010, the Company plans to report any continuing periodic settlement payments from the Personal Pension Account as amounts received as an annuity under a separate contract with an annuity starting date of January 1, 2010, for which a portion of the investment in the contract should be allocated and an exclusion ratio should be determined consistent with new Section 72(a)(2) of the Code (and discussed in subparagraph 2.a. above).

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is

-------------------------------------------------------------------------------

generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

82

-------------------------------------------------------------------------------

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

-------------------------------------------------------------------------------

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

84

-------------------------------------------------------------------------------

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

-------------------------------------------------------------------------------

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($17,500 for 2013). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

  a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

86

-------------------------------------------------------------------------------

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;


    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.



  In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;



    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).


If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

  b. RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

-------------------------------------------------------------------------------

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a

88

-------------------------------------------------------------------------------

"direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).


Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.


9. CERTAIN TAX CONSIDERATIONS WITH THE PERSONAL PENSION ACCOUNT IN QUALIFIED
PLANS

Because the IRS has published no guidance on the tax treatment of arrangements resembling the Personal Pension Account, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated in different types of Qualified Plans, and we advise you to consult with a qualified tax adviser concerning such treatment before you deposit any amount into a Personal Pension Account that is held in any Qualified Plan.

Among such tax issues for you to consider with a qualified tax adviser in such a case are the following:

       a. Any amounts received by you (or your payee) prior to your attaining age 59 1/2 are generally subject to the penalty tax on premature distributions described above, unless such an amount received can qualify for an exception from such a penalty tax, e.g., scheduled payments that qualify for the SEPP Exception. In addition, any modification in payments qualifying for the SEPP Exception (e.g., by commutation) can have adverse penalty tax consequences, as described above.

       b. The tax rules for satisfying RMD requirements vary according to both the form of Qualified Plan (e.g., NonRoth or Roth IRA) and the form of payment (e.g., periodic annuity payout or non-periodic distribution from an account value). As a result, such variations should be considered when RMD amounts need to be taken (e.g., after age 70 1/2 or death). In addition, any modification in the form or amount of such payments (e.g., by commutation) could have adverse tax consequences, if such a modification does not satisfy an IRS-recognized RMD exception (e.g., for an acceleration or other change in periodic payments under Reg. Section 1.401(a) (9)-6, Q&A-1 and Q&A-14).

-------------------------------------------------------------------------------

       c. Any attempt to transfer an amount from the Benefit Balance to Sub-Accounts or the Fixed Accumulation Feature (if available) that exceeds the threshold for such a transfer will be treated by us as a form of annuitization distribution from the Personal Pension Account, and thus may not qualify as a tax-free direct transfer. Instead, such an attempted excess transfer could be treated for tax purposes as a potentially taxable distribution out of the entire annuity contract, followed by a contribution back into the same contract. While such a distribution from an IRA may qualify for 60-day rollover treatment (if it is not needed to satisfy RMD requirements), only one such tax-free 60-day rollover is allowed for any 365-day period for any individual from all of such individual's IRAs. Failing such tax-free rollover treatment, such a distribution could be subject to both income and penalty tax, and any deemed contribution back into the contract may be subject to an excise tax on excess contributions, particularly after age 70 1/2. IN ADDITION, ANY SUCH DISTRIBUTION FROM A NON-IRA FORM OF QUALIFIED PLAN MAY BE SUBJECT TO THE 20% MANDATORY WITHHOLDING TAX, UNLESS SUCH DISTRIBUTION IS AN RMD OR OTHERWISE AVOIDS CLASSIFICATION AS AN "ELIGIBLE ROLLOVER DISTRIBUTION," AS DESCRIBED ABOVE.

90

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

                                                                     APP A-1

-------------------------------------------------------------------------------

APPENDIX A - EXAMPLES*

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (CDSC) EXAMPLES                         APP A-2
PREMIUM BASED CHARGE EXAMPLES                                            APP A-9
PERSONAL PENSION ACCOUNT (PPA) EXAMPLES                                 APP A-10
MAXIMUM ANNIVERSARY VALUE (MAV) V EXAMPLES                              APP A-19
RETURN OF PREMIUM (ROP) V EXAMPLE                                       APP A-21
MAXIMUM DAILY VALUE EXAMPLES                                            APP A-23
LEGACY LOCK EXAMPLES                                                    APP A-24
SAFETY PLUS EXAMPLES                                                    APP A-25
FUTURE5 AND FUTURE6 EXAMPLES                                            APP A-27
DAILY LOCK INCOME BENEFIT EXAMPLES                                      APP A-30

*   ALL EXAMPLE CALCULATIONS ARE ROUNDED TO THE NEAREST DOLLAR.

APP A-2

-------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE EXAMPLES (CLASS B AND CLASS L SHARES)

All CDSC Examples reflect gross withdrawals that deduct the CDSC and the Premium Based Charge from the amount of the partial Surrenders requested.

EXAMPLE 1: ILLUSTRATES A PARTIAL SURRENDER THAT IS EQUAL TO THE AWA IN A DOWN MARKET. ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

STEP 1 DOES NOT APPLY because Deposits have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

     Values immediately prior to the partial Surrender:

       -   Deposits subject to CDSC are $100,000

       -   Remaining Gross Premiums are $100,000

       -   Contract Value is $90,000

       -   Earnings are $0

         - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

       -   AWA is $5,000

         - Your AWA is the greater of (1) 5% of total Deposits subject to CDSC, or (2) earnings

STEP 2: As the amount Surrendered is equal to the AWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The AWA has been exhausted for the duration of the Contract Year. There are no additional steps.

     Values after the partial Surrender:

       -   Deposits subject to CDSC are $100,000

       -   Remaining Gross Premiums are $100,000

       -   Contract Value is $85,000

       -   AWA is $0

EXAMPLE 2: ILLUSTRATES A PARTIAL SURRENDER IN EXCESS OF THE AWA IN A DOWN MARKET AND IMPACTS TO SUBSEQUENT AWA CALCULATIONS. ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

STEP 1 DOES NOT APPLY because Deposits have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

     Values immediately prior to the first partial Surrender:

       -   Deposits subject to CDSC are $100,000

       -   Remaining Gross Premiums are $100,000

       -   Contract Value is $90,000

       -   Earnings are $0

         - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

       -   AWA is $5,000

         - Your AWA is the greater of (1) 5% of total Deposits subject to CDSC, or (2) earnings

STEP 2: As the amount Surrendered is equal to the AWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The AWA has been exhausted for the duration of the Contract Year. There are no additional steps.

     Values after the partial Surrender:

       -   Deposits subject to CDSC are $100,000

       -   Remaining Gross Premiums are $100,000

                                                                     APP A-3

-------------------------------------------------------------------------------

       -   Contract Value is $85,000

       -   AWA is $0

NEXT, ASSUME AN ADDITIONAL SURRENDER DURING THE SAME CONTRACT YEAR EQUALS $5,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Deposits have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the AWA.

     Values immediately prior to the second partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premiums are $100,000

       -   Contract Value is $75,000

       -   Earnings are $0

       -   AWA is $0

STEP 3: As the AWA is $0; the entire $5,000 is in excess of the AWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

     The factor is derived as [A/B]:

     A = The amount in Step 3

     B = Contract Value immediately prior to the withdrawal - AWA

     The amount subject to CDSC is $6,667 ($100,000 x [$5,000/$75,000])

     Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 8%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $533 [8% x $6,667].

STEP 6: We deduct the CDSC of $533 from the excess amount $5,000. The amount paid to you is $4,467.

     Values after the second partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premium is $93,333 ($100,000 - $6,667)

       -   Contract Value is $70,000

       -   AWA is $0

NEXT, ASSUME THAT A THIRD PARTIAL SURRENDER IS TAKEN DURING CONTRACT YEAR 3 FOR AN AMOUNT EQUAL TO $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Deposits have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the AWA.

     Values prior to the third partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premium is $93,333

       -   Contract Value is $78,000

       -   Earnings are $0

       -   AWA is $5,000

STEP 3: We deduct the available AWA of $5,000; the remaining $10,000 is in excess of the AWA.

APP A-4

-------------------------------------------------------------------------------

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

     The factor is derived as [A/B]:

     A = The amount in Step 3

     B = Contract Value immediately prior to the withdrawal - AWA

     The amount subject to CDSC is $12,785 ($93,333 x [$10,000/$73,000])

     Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 7%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $895 [7% x $12,785].

STEP 6: We deduct the CDSC of $895 from the excess amount $10,000, and combine this with your AWA of $5,000. The amount paid to you is $14,105.

     Values after the third partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premium is $80,548 ($93,333 - $12,785)

       -   Contract Value is $63,000

       -   AWA is $0

EXAMPLE 3: ILLUSTRATES A PARTIAL SURRENDER IN EXCESS OF THE AWA IN AN UP MARKET, THE NON-CUMULATIVE FEATURE OF THE AWA AND IMPACTS TO FUTURE AWA CALCULATIONS. ASSUME A PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 1 FOR $10,000.

STEP 1 DOES NOT APPLY because Deposits have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

     Values prior to the first partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premiums are $100,000

       -   Contract Value is $110,000

       -   Earnings are $10,000

         - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

       -   AWA is $10,000

         - Your AWA is the greater of (1) 5% of total Deposits subject to CDSC, or (2) earnings

STEP 2: As the amount Surrendered is equal to the AWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The AWA has been exhausted for the duration of the Contract Year. There are no additional steps.

     Values after the first partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premium is $100,000

       -   Contract Value is $100,000

       -   AWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 1 FOR $10,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Deposits have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

                                                                     APP A-5

-------------------------------------------------------------------------------

STEP 2: Determines that the transaction is in excess of the AWA.

     Values prior to the second partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premiums are $100,000

       -   Contract Value is $100,000

       -   Earnings are $0

       -   AWA is $0

STEP 3: As the AWA is $0; the entire $10,000 is in excess of the AWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

     The factor is derived as [A/B]:

     A = The amount in Step 3

     B = Contract Value immediately prior to the withdrawal - AWA

     The amount subject to CDSC is $10,000 ($100,000 x [$10,000/$100,000])

     Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 8.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $850 [8.5% x $10,000].

STEP 6: We deduct the CDSC of $850 from the excess amount $10,000. The amount paid to you is $9,150.

     Values after the second partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premiums are $90,000 ($100,000 - $10,000)

       -   Contract Value is $90,000

       -   AWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 3 FOR $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Deposits have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the AWA of $0.

     Values prior to the third partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premiums are $90,000

       -   Contract Value is $99,000

       -   Earnings are $9,000

       -   AWA is $9,000

STEP 3: We deduct the available AWA of $9,000; the remaining $6,000 is in excess of the AWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

     The factor is derived as [A/B]:

     A = The amount in Step 3

     B = Contract Value immediately prior to the withdrawal - AWA

     The amount subject to CDSC is $6,000 ($90,000 x [$6,000/$90,000])

     Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

APP A-6

-------------------------------------------------------------------------------

STEP 5: The applicable CDSC is 7%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $420 [7% x $6,000].

STEP 6: We deduct the CDSC of $420 from the excess amount $6,000, and combine this with your AWA of $9,000. The amount paid to you is $14,580.

     Values after the third partial Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premiums are $84,000 ($90,000 - $6,000)

       -   Contract Value is $84,000

       -   AWA is $0

EXAMPLE 4: ILLUSTRATES A FULL SURRENDER CALCULATION WITH ONE OF TWO DEPOSITS OUT OF THE APPLICABLE CDSC SCHEDULE. ASSUME TWO DEPOSITS WERE MADE FOR $100,000 EACH INVESTED IN THE SUB-ACCOUNTS. THE FIRST WAS APPLIED AT THE BEGINNING OF CONTRACT YEAR 1, THE SECOND IN THE BEGINNING OF CONTRACT YEAR 3. A FULL SURRENDER IS TAKEN IN CONTRACT YEAR 8.

STEP 1: Your initial Deposit of $100,000 is available without a CDSC.

     Values prior to the full Surrender:

       -   Deposits are $200,000

       -   Remaining Gross Premiums is $200,000

         -   Remaining Gross Premium subject to CDSC is $100,000

       -   Contract Value just prior to the full Surrender is $300,000

       -   Earnings are $100,000

         - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

       -   AWA is $100,000

         - Your AWA is the greater of (1) 5% of total Deposits subject to CDSC, or (2) earnings.

STEP 2: The full Surrender is in excess of the sum of the AWA of $100,000 plus the amount determined in Step 1 of $100,000.

STEP 3: We deduct the available AWA; the remaining $100,000 is in excess of the AWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

     The factor is derived as [A/B]:

     A = The amount in Step 3

     B = Contract Value immediately prior to the withdrawal - AWA

     The amount subject to CDSC is $100,000 ($100,000 x [$100,000/$100,000])

     Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 4%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $4,000 [4% x $100,000].

STEP 6: We deduct the CDSC of $4,000 from the excess amount $100,000, and combine this with your AWA of $200,000. The amount paid to you is $296,000.

     Values after the full Surrender:

       -   Contract Value is $0

     The Contract is terminated.

                                                                     APP A-7

-------------------------------------------------------------------------------

EXAMPLE 5: ILLUSTRATES A FULL SURRENDER CALCULATION IN A DOWN MARKET. ASSUME $100,000 IS INVESTED IN THE SUB-ACCOUNTS, AND A FULL SURRENDER OCCURS IN CONTRACT YEAR 3.

STEP 1 DOES NOT APPLY because Deposits have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the full Surrender is in excess of the AWA.

     Values prior to the full Surrender:

       -   Deposits are $100,000

       -   Remaining Gross Premiums are $100,000

       -   Contract Value just prior to the full Surrender is $50,000

       -   Earnings are $0

         - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

       -   AWA is $5,000

         - Your AWA is the greater of (1) 5% of total Deposits subject to CDSC, or (2) earnings

STEP 3: We deduct the available AWA of $5,000; the remaining $45,000 is in excess of the AWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

     The factor is derived as [A/B]:

     A = The amount in Step 3

     B = Contract Value immediately prior to the withdrawal - AWA

     The amount subject to CDSC is $100,000 ($100,000 x [$45,000/$45,000])

     Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 7%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $7,000 [7% x $100,000].

STEP 6: We deduct the CDSC of $7,000 from the excess amount $45,000, and combine this with your AWA of $5,000. The amount paid to you is $43,000.

     Values after the full Surrender:

       -   Contract Value is $0

     The Contract is terminated.

EXAMPLE 6: ILLUSTRATES A COMMUTATION OF THE PERSONAL PENSION ACCOUNT ANNUITY PAYOUT VALUE. THE SAME CONCEPT WILL APPLY TO THE COMMUTED VALUE OF PERIOD CERTAIN ANNUITY PAYOUTS. ASSUME $100,000 IS INVESTED INTO THE PERSONAL PENSION ACCOUNT AND YOU COMMENCE PPA PAYOUTS. ONE PPA PAYOUT HAS PREVIOUSLY OCCURRED FOR $420. THEN, A COMMUTATION OF ALL REMAINING ANNUITY PAYOUT VALUE OCCURS IN CONTRACT YEAR 1, AND LIFE-CONTINGENT PAYOUTS ARE WAIVED.

STEP 1 DOES NOT APPLY because Deposits have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the full withdrawal is in excess of the AWA.

     Values prior to the full commutation:

       -   Contract Value is $0

       -   Accumulation Balance is $0

       -   Annuity Payout Value is $99,826

       -   Deposit subject to CDSC is $100,000

       -   AWA is $4,580

         -   Your AWA is 5% of total Deposits subject to CDSC, or (2) earnings

APP A-8

-------------------------------------------------------------------------------

     Upon the commutation of remaining PPA Payouts, we reduce the Annuity Payout Value by an adjustment that takes into account the current value of the future Payouts you would have received during your Guaranteed Payout Duration using a discount rate determined in accordance with the factors described in the prospectus. For this commutation, the adjustment is $31,956. Please refer to Personal Pension Account Example 4a in this Appendix A for a more complete description of commutation.

     The resulting value of $67,871 is the Commuted Value for the purposes of CDSC calculation.

STEP 3: We deduct the available AWA of $4,580; the remaining $63,291 is in excess of the AWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Personal Pension Account Contributions still subject to CDSC.

     The factor is derived as [A/B]:

     A = The amount in Step 3

     B = Commuted Value of all Annuity Payout Value + Accumulation Balance immediately prior to the withdrawal - AWA

     The amount subject to CDSC is $100,000 ($100,000 x [$63,291 /$63,291]).
     This is equal to the entire Deposit, subject to CDSC.

     Your Deposits, subject to CDSC (as used in the context of annuity payouts) are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 8.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $8,500.

STEP 6: We deduct the CDSC of $8,500 from the excess amount $63,291, and combine this with your AWA of $4,580. The amount paid to you is $59,371.

     Values after the full commutation:

       -   Annuity Payout Value is $0

     The Contract is terminated.

EXAMPLE 7: ILLUSTRATES THE REALLOCATION OF REMAINING GROSS PREMIUM (AS USED IN THE CONTEXT OF ANNUITY PAYOUTS) UPON A TRANSFER TO THE PERSONAL PENSION ACCOUNT. ASSUME A TRANSFER OF FUNDS EQUAL TO $20,000 FROM CONTRACT VALUE TO THE PERSONAL PENSION ACCOUNT IN CONTRACT YEAR 2.

     Values immediately prior to the transfer:

       -   Deposits are $100,000

       -   Remaining Gross Premiums are $100,000

       -   Contract Value is $120,000

       -   Accumulation Balance is $0

     Remaining Gross Premiums are reallocated proportionally upon a transfer of funds from the Contract Value to the Personal Pension Account as the portion of Deposits still subject to CDSC.

     The amount reallocated is derived by [A/B]:

     A = The amount of the transfer

     B = The Contract Value immediately prior to the transfer

     For this transfer, $16,667 is reallocated from the Contract Value.

     After the Transfer to the Personal Pension Account

       -   Premium Payments allocated to Contract Value is $83,333

       -   Remaining Gross Premiums is $83,333

       - Deposits subject to CDSC allocated to the Personal Pension Account is $16,667

       -   Contract Value is $100,000

       -   Accumulation Balance is $20,000

     On the whole, the amount subject to CDSC has remained constant.

                                                                     APP A-9

-------------------------------------------------------------------------------

PREMIUM BASED CHARGE EXAMPLES (CLASS B SHARES)

EXAMPLE 1: ASSUME THAT YOUR INITIAL DEPOSIT IS $100,000. NO SURRENDERS OR TRANSFERS TO THE PPA OCCUR DURING CONTRACT YEAR 1. ON DAY 200 OF CONTRACT YEAR 2, YOU MAKE A SURRENDER IN EXCESS OF THE AWA.

     At the end of Contract Year 1, your annual Premium Based Charge is calculated solely on the Remaining Gross Premium at Contract Anniversary, as there were no Surrenders or transfers to the PPA during the Contract Year. The amount deducted from your Contract Value is $500 [($100,000 x 0.50%)].

     Upon the Surrender in Contract Year 2, the Remaining Gross Premium subject to Premium Based Charge is determined to be $5,000. The Premium Based Charge is 0.50%. A pro-rated amount is determined for the number of days
     (200) since the last Contract Anniversary; this amount is $13.70 [($5,000 x 0.50%) x (200 / 365)]. This amount is NOT deducted at this time. The Remaining Gross Premium AFTER the Surrender is $95,000.

     Additionally, a CDSC of 8% would be assessed against the same amount of Remaining Gross Premium. The CDSC is equal to $400 ($5,000 x 8%), and unlike the Premium Based Charge, this amount is deducted from the partial Surrender. Assuming the amount that requested was a gross amount of $6,000, the amount paid to you is $5,600.

     At the next Contract Anniversary, the Premium Base Charge is the sum of the Premium Based Charge applied to the Remaining Gross Premium, plus the pro-rated amount upon the partial Surrender. The Premium Based Charge applied to the Remaining Gross Premium is $475 ($95,000 x 0.50%). The amount deducted from your Contract Value is $488.70.

EXAMPLE 2: ASSUME THAT YOUR INITIAL DEPOSIT IS $100,000. ON DAY 310 OF CONTRACT YEAR 5, YOU CHOOSE TO SURRENDER YOUR ENTIRE CONTRACT VALUE.

     A pro-rated Premium Based Charge is assessed upon the full Surrender and the entire Remaining Gross Premium is subject to the charge. The Premium Based Charge is equal to $425 [($100,000 x 0.50%) x (310 / 365)].

     Additionally, a CDSC of 5% would be assessed against the same amount of Remaining Gross Premium. The CDSC is equal to $5,000 ($100,000 x 5%) and both this amount and the Premium Based Charge are deducted upon a full Surrender. Assuming the Contract Value prior to the full Surrender was $190,000, the amount paid to you is $185,000.

EXAMPLE 3: ASSUME THAT YOUR INITIAL DEPOSIT IS $100,000. ON DAY 310 OF CONTRACT YEAR 5, YOU CHOOSE TO ANNUITIZE YOUR ENTIRE CONTRACT VALUE.

     A pro-rated Premium Based Charge is assessed upon the full annuitization, and the entire Remaining Gross Premium is subject to the charge. The Premium Based Charge is equal to $425 [($100,000 x 0.50%) x (310/365)].

     CDSC is not assessed upon a request to Annuitize the Contract Value.

APP A-10

-------------------------------------------------------------------------------

PERSONAL PENSION ACCOUNT EXAMPLES

EXAMPLE 1: STANDARD ILLUSTRATIONS WITH A PARTIAL INCOME STREAM - ASSUME THE INITIAL PERSONAL PENSION ACCOUNT CONTRIBUTION IS EQUAL TO $100,000 (NO SUMS ARE INVESTED IN THE FIXED ACCUMULATION FEATURE OR SUB-ACCOUNTS). ASSUME THAT IN CONTRACT YEAR 7, THE OWNER REQUESTED TO COMMENCE AN INCOME STREAM BASED ON $50,000 OF ANNUITY PAYOUT VALUE DURING THE GUARANTEE WINDOW. FOR THE PURPOSES OF THIS EXAMPLE, THE CONTRACT OWNER CHOSE A TARGET INCOME AGE OF 64. HYPOTHETICAL CREDITED INTEREST AND PAYOUT PURCHASE RATES ARE ILLUSTRATED BELOW.

A. To understand how your guaranteed Payout Purchase Rates are set during your Guarantee Window (shaded area), see guaranteed Payout Purchase Rates in Contract Years 1 through 7. In this Example, the guaranteed Payout Purchase Rate is locked in at Contract Year 7 when Personal Pension Account Payouts commence.

B. Credited Interest Rates vary during the duration of your Contract as illustrated in column 4. In this illustration, Credited Interest Rates change at the 10th Contract Year and again at the 20th Contract Year.

C. Please refer to the last column in Contract Year 23 for an example of how Personal Pension Account Payouts will continue for the life of the Annuitant, Owner or joint Owner even though Annuity Payout Value has been exhausted.

                                                            CREDITED
                CONTRACT                      BENEFIT       INTEREST
                  YEAR*           AGE         BALANCE         RATE
------------------------------------------------------------------------
                    0              60         $ 100,000        5.00%
                    1              61           105,000        5.00%
                    2              62           110,250        5.00%
                    3              63           115,763        5.00%
 GUARANTEE          4              64           121,551        5.00%
   WINDOW           5              65           127,628        5.00%
                    6              66           134,010        5.00%
                    7              67           140,710        5.00%
                    8              68           142,009        5.00%
                    9              69           143,535        5.00%
                   10              70           145,299        3.00%
                   11              71           145,212        3.00%
                   12              72           145,220        3.00%
                   13              73           145,326        3.00%
                   14              74           145,532        3.00%
                   15              75           145,841        3.00%
                   16              76           146,256        3.00%
                   17              77           146,781        3.00%
                   18              78           147,419        3.00%
                   19              79           148,173        3.00%
                   20              80           149,047        1.50%
                   21              81           147,927        1.50%
                   22              82           146,839        1.50%
                   23              83           147,568        1.50%

                                                 GUARANTEED
                                                   PAYOUT               PERSONAL
                                     ANNUITY      PURCHASE               PENSION
                  ACCUMULATION       PAYOUT         RATES                ACCOUNT
                     BALANCE          VALUE      (PER 1000)            PAYOUTS(2)
------------  --------------------------------------------------------------------------
                    $ 100,000
                      105,000                        61.99
                      110,250                        62.33
                      115,763                        62.72
 GUARANTEE            121,551                        63.16
   WINDOW             127,628                        63.65
                      134,010                        64.17
                       90,710    (1) $50,000         64.73             $ 3,237
                       95,246        46,763                              3,237
                      100,008        43,527                              3,237
                      105,008        40,290                              3,237
                      108,158        37,054                              3,237
                      111,403        33,817                              3,237
                      114,745        30,581                              3,237
                      118,188        27,344                              3,237
                      121,733        24,108                              3,237
                      125,385        20,871                              3,237
                      129,147        17,634                              3,237
                      133,021        14,398                              3,237
                      137,012        11,161                              3,237
                      141,122        7,925                               3,237
                      143,239        4,688                               3,237
                      145,388        1,452                               3,237
                      147,568            0                               3,237

*   Contract Year "0" represents your Contract issue date.

(1) Accumulation Balance is reduced by $50,000 that is converted into the Annuity Payout Value. CDSC's and Premium tax have not been applied in this Example. If the $50,000 was instead commuted into a Commuted Value (assuming a hypothetical discount rate of 6%), the Commuted Value would be $32,294. The remaining Accumulation Balance can be converted into Annuity Payout Value at a later date for additional Personal Pension Account Payouts.

(2) These Personal Pension Account Payouts shall continue for the life of the Annuitant, Owner or joint Owner pursuant to Annuity Payout Option Two.

                                                                    APP A-11

-------------------------------------------------------------------------------

EXAMPLE 2: SUBSEQUENT PPA DEPOSITS - ASSUME A $100,000 INITIAL PPA CONTRIBUTION WAS MADE AT A TIME WHEN WE DECLARED A HYPOTHETICAL CREDITED INTEREST RATE OF 4% AND THAT A $15,000 SUBSEQUENT PPA CONTRIBUTION WAS MADE WHEN WE DECLARED A HYPOTHETICAL CREDITED INTEREST RATE OF 3.75%. YOUR BENEFIT BALANCE WOULD INCREASE AS FOLLOWS:

                                                CREDITED                                    CREDITED        TOTAL
                              PPA               INTEREST                   PPA              INTEREST       BENEFIT
   AGE                    CONTRIBUTION            RATE                CONTRIBUTION            RATE         BALANCE
--------------------------------------------------------------------------------------------------------------------
    55       First           $100,000                                                                       $100,000
    56      Deposit                               4.00  %                                                    104,000
    57                                            4.00  %                                                    108,160
    58                                            4.00  %                                                    112,486
    59                                            4.00  %     Second      $15,000                            131,986
    60                                            4.00  %     Deposit                         3.75  %        137,228
    61                                            4.00  %                                     3.75  %        142,678
    62                                            4.00  %                                     3.75  %        148,345
    63                                            4.00  %                                     3.75  %        154,237
    64                                            4.00  %                                     3.75  %        160,362
    65                                            4.00  %                                     3.75  %        166,732

EXAMPLE 3A: BENEFIT BALANCE TRANSFER - THE FOLLOWING EXAMPLE ILLUSTRATES THE IMPACT ON VARIOUS VALUES ASSOCIATED TO THE CONTRACT WHEN A TRANSFER FROM THE SUB-ACCOUNTS TO THE PPA OCCURS. ASSUME THAT THE OWNER DEPOSITS $100,000 IN THE SUB-ACCOUNTS AND THEN ELECTS TO TRANSFER $5,000 FROM THE SUB-ACCOUNTS TO THE PPA IN WHICH EVENT:

                                                                 TRANSFER FROM
                                                              SUB-ACCOUNTS TO THE
                                                                      PPA
                                                        BEFORE VALUE            AFTER VALUE
--------------------------------------------------------------------------------------------
Sub-Account Value (assumed)                                $130,000                 $125,000
ROP V Withdrawal Limit                                           $0                       $0
MAV V Withdrawal Limit                                          n/a                      n/a
ROP V Death Benefit                                        $100,000               $96,153.85
MAV V - Anniversary Value (Before Value is
 assumed)                                                  $107,000              $102,884.62
MAV V - Premium Payments                                   $100,000               $96,153.85
Benefit Balance                                                  $0                   $5,000

-   The Sub-Account Value is reduced by the amount of the transfer ($5,000).

- As a result of the transfer, ROP V is reduced by a factor. The $5,000 transfer results in a factor of 0.96153 being applied to Premium Payments. The factor of 0.96153 is derived by 1-($5,000 Transfer / Contract Value prior to the transfer $130,000).

- As a result of the transfer, the MAV V Anniversary Value and Premium Payments are both reduced by a factor. The $5,000 transfer results in a factor of 0.96153 being applied to Premium Payments. The factor of 0.96153 is derived by 1-($5,000 Transfer / Contract Value prior to the transfer $130,000).

- Since there were no sums previously invested in the PPA, the Benefit Balance is increased by the amount of the transfer ($5,000).

EXAMPLE 3B: BENEFIT BALANCE TRANSFER - THE FOLLOWING EXAMPLE ILLUSTRATES THE IMPACT ON VARIOUS VALUES ASSOCIATED WITH THE CONTRACT WHEN A TRANSFER FROM THE PPA TO THE SUB-ACCOUNTS OCCURS. ASSUME THAT THE OWNER MAKES A PPA CONTRIBUTION OF $100,000 INTO THE PPA AND THEN ELECTS TO TRANSFER THE MAXIMUM AVAILABLE TRANSFER FROM THE PPA TO THE SUB-ACCOUNTS. THE TRANSFER RESTRICTION CONSIDERS THE FOLLOWING FACTORS:

  END OF YEAR      MAXIMUM OF A, B, C        A        B        C
-------------------------------------------------------------------
       1                  $4,120           $4,120   $3,000       $0
       2                  $4,120           $4,073   $2,966   $4,120

- Column A equals 4% of the Accumulation Balance as of the prior Contract Anniversary. Assume that the $100,000 PPA Contribution earns a Credited Interest Rate of 3%.

APP A-12

-------------------------------------------------------------------------------

- Column B equals the amount of interest credited to the Accumulation Balance over the most recent full Contract Year.

- Column C equals the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.

                                                                     TRANSFER FROM
                                                                      PPA TO THE
                                                                     SUB-ACCOUNTS
                                                                     END OF YEAR 1
                                                        BEFORE VALUE               AFTER VALUE
---------------------------------------------------------------------------------------------------
Sub-Account Value (assumed)                                $104,000                   $108,120
Annual Withdrawal Amount                                     $5,000                     $5,206
ROP V                                                      $100,000                   $104,120
MAV V - Anniversary Value (Before Value is
 assumed)                                                  $100,000                   $104,120
MAV V - Premium Payments                                   $100,000                   $104,120
Benefit Balance                                            $103,000                    $98,880

-   The Benefit Balance is reduced by the amount of the transfer ($4,120).

- The Remaining Gross Premium associated with the Sub-Accounts is increased by the proportional amount of the contributions to the PPA still subject to CDSC. The proportional amount is equal to the transfer from the PPA divided by the Accumulation Balance. ($4,120/$103,000) = $4,000.

-   ROP V is increased dollar for dollar for the amount of the transfer
    ($4,120).

- The MAV V Anniversary Value and Premium Payments are both increased dollar for dollar for the amount of the transfer ($4,120).

-   The Sub-Account Value is increased by the amount of the transfer ($4,120).

                                                                    APP A-13

-------------------------------------------------------------------------------

EXAMPLE 4A: FULL COMMUTATION WITH COMMUTED VALUE - ASSUME THAT THE OWNER DESIRES TO START TAKING ALL PPA PAYOUTS AND THEN FULLY COMMUTE THE PPA PAYOUTS IN CONTRACT YEAR 20, WHICH IS OUTSIDE OF THEIR GUARANTEE WINDOW. FOR THE PURPOSES OF THIS EXAMPLE, THE CONTRACT OWNER CHOSE A TARGET INCOME AGE OF 64. THE OWNER DOES NOT TERMINATE THEIR CONTRACT AND THEREFORE PPA PAYOUTS WILL RESUME AFTER THE GUARANTEED PAYOUT DURATION (ASSUMING THAT ALL RELEVANT PERSONS ARE ALIVE). ALSO, ASSUME THAT THE INITIAL PPA CONTRIBUTION IS EQUAL TO $100,000 AND NO PREMIUM PAYMENTS HAVE BEEN INVESTED IN THE FIXED ACCUMULATION FEATURE OR SUB-ACCOUNTS.

                                                                                     CREDITED
                 CONTRACT                      BENEFIT        ACCUMULATION           INTEREST
                  YEAR*            AGE         BALANCE           BALANCE               RATE
-------------------------------------------------------------------------------------------------
                      0              60         $100,000         $ 100,000              5.00%
                      1              61          105,000           105,000              5.00%
                      2              62          110,250           110,250              5.00%
                      3              63          115,763           115,763              5.00%
 GUARANTEE            4              64          121,551           121,551              5.00%
   WINDOW             5              65          127,628           127,628              5.00%
                      6              66          134,010           134,010              5.00%
                      7              67          140,710           140,710              5.00%
                      8              68          147,746           147,746              5.00%
                      9              69          155,133           155,133              5.00%
                     10              70          162,889           162,889              3.00%
                     11              71          167,776           167,776              3.00%
                     12              72          172,809           172,809              3.00%
                     13              73          177,994           177,994              3.00%
                     14              74          183,334           183,334              3.00%
                     15              75          188,834           188,834              3.00%
                     16              76          194,499           194,499              3.00%
                     17              77          200,333           200,333              3.00%
                     18              78          206,343           206,343              3.00%
                     19              79          212,534           212,534              3.00%
                     20              80          218,910                 0   (2)        1.50%
                     21              81              n/a               N/A               n/a   (6)
                     22              82              n/a               N/A               n/a
                     23              83              n/a               N/A               n/a
                     24              84              n/a               N/A               n/a
                     25              85              n/a               N/A               n/a
                     26              86              n/a               N/A               n/a
                     27              87              n/a               N/A               n/a
                     28              88              n/a               N/A               n/a
                     29              89              n/a               N/A               n/a
                     30              90              n/a               N/A               n/a

                                 PAYOUT
                ANNUITY         PURCHASE
                PAYOUT           RATES         COMMUTED
                 VALUE       (PER 1000)(1)      VALUE         PAYOUTS
------------  -------------------------------------------------------------
                      $ 0          61.68
                        0          61.99                           $ 0
                        0          62.33                             0
                        0          62.72                             0
 GUARANTEE              0          63.16                             0
   WINDOW               0          63.65                             0
                        0          64.17                             0
                        0          64.73                             0
                        0          65.31                             0
                        0          65.91                             0
                        0          66.56                             0
                        0          69.14                             0
                        0          71.94                             0
                        0          74.99                             0
                        0          78.32                             0
                        0          81.96                             0
                        0          85.92                             0
                        0          90.11                             0
                        0          94.63                             0
                        0          99.55                             0
                  218,910         111.11   (3) $165,439   (4)        0   (5)
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A         24,323   (7)
                      N/A            N/A            N/A         24,323   (7)

*   Contract Year "0" represents your Contract issue date.

(1) Payout Purchase Rates are only guaranteed if PPA Payouts begin within the Guarantee Window. Payouts that begin outside the Guarantee Window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what Payout Purchase Rates could be when commencing Personal Pension Account Payouts outside of the Guarantee Window. These rates may be as high as, but will never be greater than, the Payout Purchase Rates guaranteed for PPA Payouts we set at the time of your PPA Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner's contract.

(2) The Accumulation Balance is depleted to $0 based on being converted to Annuity Payout Value. CDSCs and Premium tax are not shown in this example.

APP A-14

-------------------------------------------------------------------------------

(3) Hypothetical Payout Purchase Rates are used because PPA Payouts and commutation may occur outside of the Guarantee Window.

(4) The Commuted Value depicted is based on commutation of the Annuity Payout Value (in this Example, is the same as the Benefit Balance because this is a full commutation) of $218,910 using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the PPA Payout(s) associated with the Annuity Payout Value over the Guaranteed Payout Duration (i.e., $218,910/$24,323 = 9 years) calculated using this discount rate.

(5) The PPA Payout is derived by multiplying the Annuity Payout Value by the Payout Purchase Rate applicable to the year in which commutation is requested and dividing by 1,000. In this case, $218,910*$111.11/1,000 = $24,323. However, in this example, PPA Payouts are commuted and paid to the Owner in one lump sum. Life contingent PPA Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living and have not terminated the Contract as illustrated in years 29 and 30.

(6)  Interest is no longer credited under the PPA.

(7) Lifetime PPA Payouts resume because in this Example the Annuitant is still living. The Owner would give up these lifetime PPA Payouts if he or she terminated the Contract.

                                                                    APP A-15

-------------------------------------------------------------------------------

EXAMPLE 4B: PARTIAL COMMUTATION WITH COMMUTED VALUE - ASSUME THAT THE OWNER DESIRES TO START TAKING PPA PAYOUTS AND COMMUTE HALF OF THE PPA PAYOUTS IN CONTRACT YEAR 20, WHICH IS OUTSIDE OF THEIR GUARANTEE WINDOW. IN THIS EXAMPLE, THE GUARANTEE WINDOW IS REPRESENTED BY THE SHADED AREA IN CONTRACT YEARS 1 THOUGH 7. CONTRACT YEAR 20 BEFORE ILLUSTRATES HOW THE ANNUITY PAYOUT VALUE IS SPLIT IN HALF TO SERVE AS THE BASIS FOR PPA PAYOUTS AND THE COMMUTED VALUE. CONTRACT YEAR 20 AFTER ILLUSTRATES THE AMOUNTS PAID TO THE OWNER IN THE FORM OF PPA PAYOUTS AND COMMUTED VALUE. THE OWNER DOES NOT TERMINATE THEIR CONTRACT AND PPA PAYOUTS WILL RESUME AFTER THE GUARANTEED PAYOUT DURATION (ASSUMING THAT ALL RELEVANT PERSONS ARE ALIVE). THE GUARANTEED PAYOUT DURATION IN THIS EXAMPLE IS ILLUSTRATED AS THE SHADED ROWS CORRESPONDING TO CONTRACT YEARS 20 THROUGH 28. ASSUME THE INITIAL DEPOSIT IS EQUAL TO $100,000 AND NO SUMS ARE INVESTED IN THE FIXED ACCUMULATION FEATURE OR SUB-ACCOUNTS.

                                                                  CREDITED       ANNUITY
  CONTRACT                    BENEFIT        ACCUMULATION         INTEREST        PAYOUT
   YEAR*           AGE        BALANCE          BALANCE              RATE         VALUE 1
------------------------------------------------------------------------------------------
     0              60         $100,000        $ 100,000             5.00%             $ 0
     1              61          105,000          105,000             5.00%               0
     2              62          110,250          110,250             5.00%               0
     3              63          115,763          115,763             5.00%               0
     4              64          121,551          121,551             5.00%               0
     5              65          127,628          127,628             5.00%               0
     6              66          134,010          134,010             5.00%               0
     7              67          140,710          140,710             5.00%               0
     8              68          147,746          147,746             5.00%               0
     9              69          155,133          155,133             5.00%               0
     10             70          162,889          162,889             3.00%               0
     11             71          167,776          167,776             3.00%               0
     12             72          172,809          172,809             3.00%               0
     13             73          177,994          177,994             3.00%               0
     14             74          183,334          183,334             3.00%               0
     15             75          188,834          188,834             3.00%               0
     16             76          194,499          194,499             3.00%               0
     17             77          200,333          200,333             3.00%               0
     18             78          206,343          206,343             3.00%               0
     19             79          212,534          212,534             3.00%               0
 20 BEFORE          80          218,910                0   (2)       1.50%         109,455
  20 AFTER          80           97,293                0   (2)        n/a           97,293
     21             81           85,131              N/A              n/a   (8)     85,131
     22             82           72,969              N/A              n/a           72,969
     23             83           60,807              N/A              n/a           60,807
     24             84           48,645              N/A              n/a           48,645
     25             85           36,483              N/A              n/a           36,483
     26             86           24,321              N/A              n/a           24,321
     27             87           12,159              N/A              n/a           12,159
     28             88                0              N/A              n/a                0
     29             89                0              N/A              n/a                0
     30             90                0              N/A              n/a                0
     31             91                0              N/A              n/a                0

                                                               PAYOUT
                    ANNUITY                                   PURCHASE
  CONTRACT           PAYOUT              COMMUTED              RATES
   YEAR*            VALUE 2                VALUE           (PER 1000)(1)     PAYOUTS
------------  ---------------------------------------------------------------------------
     0                    $ 0                                    61.68
     1                      0                                    61.99         $ 0
     2                      0                                    62.33           0
     3                      0                                    62.72           0
     4                      0                                    63.16           0
     5                      0                                    63.65           0
     6                      0                                    64.17           0
     7                      0                                    64.73           0
     8                      0                                    65.31           0
     9                      0                                    65.91           0
     10                     0                                    66.56           0
     11                     0                                    69.14           0
     12                     0                                    71.94           0
     13                     0                                    74.99           0
     14                     0                                    78.32           0
     15                     0                                    81.96           0
     16                     0                                    85.92           0
     17                     0                                    90.11           0
     18                     0                                    94.63           0
     19                     0                                    99.55           0
 20 BEFORE     (3)    109,455   (3)
  20 AFTER     (4)          0             $ 82,720   (5)        111.11   (6) 12,162    (7)
     21                     0                  N/A                 N/A       12,162
     22                     0                  N/A                 N/A       12,162
     23                     0                  N/A                 N/A       12,162
     24                     0                  N/A                 N/A       12,162
     25                     0                  N/A                 N/A       12,162
     26                     0                  N/A                 N/A       12,162
     27                     0                  N/A                 N/A       12,162
     28                     0                  N/A                 N/A       12,162
     29                     0                  N/A                 N/A       24,323    (9)
     30                     0                  N/A                 N/A       24,323
     31                     0                  N/A                 N/A       24,323

*   Contract Year "0" represents your Contract issue date.

(1) Payout Purchase Rates are only guaranteed if Personal Pension Account Payouts begin within the Guarantee Window. PPA Payouts that begin outside the Guarantee Window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what Payout Purchase Rates could be when commencing PPA Payouts outside of the Guarantee Window. These rates may be as high as, but will never be greater than, the Payout Purchase Rates guaranteed for PPA Payouts we set at the time of your PPA Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner's contract.

APP A-16

-------------------------------------------------------------------------------

(2) The Accumulation Balance is depleted to $0 based on all amounts being converted to Annuity Payout Value. CDSCs and Premium tax not shown in the Example.

(3) In Contract Year 20, the Owner elected to commute half of their Annuity Payout Value and receive the remaining half in the form of PPA Payouts. Thus, the Accumulation Balance of $218,910 is split in half. $109,455 is converted into Annuity Payout Value and will serve as the basis for PPA Payouts. The remaining $109,455 will serve as the basis for the Commuted Value calculation.

(4) The Annuity Payout Value of $109,455 is reduced by the PPA Payout of $12,162, leaving an Annuity Payout Value of $97,293 remaining.

(5) The Commuted Value depicted is based on commutation of half of the Annuity Payout Value, or $109,455, using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the PPA Payout(s) associated with the Annuity Payout Value over the remaining Guaranteed Payout Duration (i.e., $109,455/$12,162 = 9) calculated using the discount rate.

(6) A hypothetical Payout Purchase Rate is used because PPA Payouts and commutation occur outside of the Guarantee Window.

(7) The PPA Payout is derived by multiplying the Annuity Payout Value by the appropriate Payout Purchase Rate and dividing by 1,000. In this case, $109,455*111.11/1,000 = $12,162. However, in this example, half of the PPA Payouts are commuted and paid to the Owner in one lump sum. Life contingent PPA Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living as illustrated in Contract Years 29, 30, and 31.

(8)  Interest is no longer credited under the PPA.

(9) In this case, the lifetime PPA Payouts for each Annuity Payout Value is $12,162 ($109,455*111.11/1000 = $12,162). When combined, these lifetime PPA
     Payouts equal $24,323. Lifetime PPA Payouts begin because in this Example the Annuitant is still living. The Owner would give up these lifetime PPA Payouts if he or she terminated the Contract.

EXAMPLE 5: PERSONAL PENSION ACCOUNT TRANSFER PROGRAMS - THE FOLLOWING EXAMPLES ILLUSTRATE AUTOMATIC TRANSFERS OF INVESTMENT GAINS FROM SUB-ACCOUNT(S) INTO THE PPA. THE EXAMPLES ASSUME A $100,000 INITIAL PREMIUM PAYMENT INTO THE SUB-ACCOUNT(S) WITH $10,000 INITIAL DEPOSIT INTO PPA. THE EXAMPLES ILLUSTRATE THE EFFECT OF THESE TYPES OF TRANSFERS ON THE COMPONENTS OF THE CONTRACT IN VARYING MARKET CONDITIONS. ANNUAL PERFORMANCE IS ONLY SHOWN FOR ILLUSTRATION PURPOSES, AND IS NOT INDICATIVE OF THE PERFORMANCE YOU HAVE ACHIEVED OR WILL ACHIEVE UNDER THE RIDER.

(a)  FIXED DOLLAR AMOUNT OPTION

Under this option, the client indicates the specific dollar amount to be transferred and frequency of the transfers. The below illustrates an annual transfer of $5,000 with program election occurring at the time of Contract issue. As used below, BOY refers to the beginning of Contract Year and EOY refers to the end of Contract Year.

                             CONTRACT    CONTRACT
         CONTRACT             VALUE       VALUE           ANNUAL
          YEAR*               (BOY)       (EOY)       PERFORMANCE(1)
----------------------------------------------------------------------
            1                 $100,000    $102,000          2.00%
            2                   97,000     100,000          3.09%
            3                   95,000      94,500         -0.53%
            4                   89,500      95,000          6.15%
            5                   90,000      98,000          8.89%
            6                   93,000     106,000         13.98%
            7                  101,000     104,000          2.97%
            8                   99,000     105,000          6.06%

                                   PPA -
                                  BENEFIT            TOTAL DEATH
         CONTRACT               BALANCE(2)             BENEFIT             TRANSFER
          YEAR*                    (BOY)                (BOY)               AMOUNT
--------------------------  ------------------------------------------------------------
            1                      $10,000              $112,000             $5,000
            2                       15,300               115,300              5,000
            3                       20,759               115,259              5,000
            4                       26,382               121,382              5,000
            5                       32,173               130,173              5,000
            6                       38,138               144,138              5,000
            7                       44,283               148,283              5,000
            8                       50,611               155,611              5,000

*   Contract Year "0" represents your Contract issue date.

(1) The annual performance displayed applies only to the Contract Value. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2)  Annual interests of 3% was utilized in determining the Benefit Balance.

                                                                    APP A-17

-------------------------------------------------------------------------------

(b) INVESTMENT GAINS OPTION

Under this option, we will automatically transfer over any investment gains determined under the program on an annual basis into the PPA. In this example the program was established at the time of Contract issue and there is fluctuating (positive and negative) market conditions. As used below, BOY refers to beginning of Contract Year and EOY refers to end of Contract Year.

                                                            PPA        PPA
               CONTRACT    CONTRACT                       BENEFIT    BENEFIT
  CONTRACT      VALUE       VALUE        INVESTMENT       BALANCE    BALANCE
   YEAR*        (BOY)       (EOY)        GAINS(1)(2)       (BOY)     (EOY)(3)
------------------------------------------------------------------------------
     1          $100,000     $99,000             -         $10,000     $10,300
     2            99,000     101,000        $1,000          10,300      11,609
     3           100,000      95,000             -   (4)    11,609      11,957
     4            95,000      93,550             -          11,957      12,316
     5            93,550      98,000             -          12,316      12,685
     6            98,000     100,000             -          12,685      13,066
     7           100,000      99,500             -          13,066      13,458
     8            99,500     102,000         2,000          13,458     15,8612

       *   Contract Year "0" represents your Contract issue date.

       (1) Investment Gains are determined by comparing the positive difference between your Anniversary Value and starting value adjusted for Surrenders as of each Contract Anniversary. For example, in Contract Year 2, we compare the $100,000 PPA Benefit Balance to the Contract Value EOY $101,000.

       (2)  Is the amount transferred to the PPA.

       (3) Annual Credited Interest Rate of 3% was utilized in determining the Benefit Balance.

       (4)  No transfer to the PPA occurs as there are no Investment Gains.

(c)  INVESTMENT GAINS OPTION

Any optional Death Benefits elected with your Contract would be impacted by the transfer of investment gains.

Return of Premium V elected:

                                                                             ROP V
                             CONTRACT    CONTRACT                        PPA TRANSFER            ROP V                 ROP V
         CONTRACT             VALUE       VALUE        INVESTMENT         LIMIT PRIOR        PREMIUMS PRIOR           PREMIUMS
          YEAR*               (BOY)       (EOY)           GAINS           TO TRANSFER         TO TRANSFER          AFTER TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
            1                 $100,000     $99,000             -             $5,000              $100,000              $100,000
            2                   99,000     101,000        $1,000              5,000               100,000                99,000  (1)

      *   Contract Year "0" represents your Contract issue date.

Maximum Anniversary Value V elected:

                                                                             MAV V
                             CONTRACT    CONTRACT                        PPA TRANSFER         ANNIVERSARY           ANNIVERSARY
         CONTRACT             VALUE       VALUE        INVESTMENT         LIMIT PRIOR         VALUE PRIOR              VALUE
          YEAR*               (BOY)       (EOY)           GAINS           TO TRANSFER         TO TRANSFER              (EOY)
------------------------------------------------------------------------------------------------------------------------------------
            1                 $100,000     $99,000             -             $5,000              $100,000              $100,000  (2)
            2                   99,000     101,000        $1,000              5,000               100,000               100,000  (3)

      *   Contract Year "0" represents your Contract issue date.

      (1) Transfers to the PPA up to the PPA Transfer Limit impact the ROP V by the amount transferred.

      (2) The Contract Year 1 Anniversary Value would also be adjusted to $99,000.00 due to the Contract Year 2 $1,000 transfer.

      (3) Transfers to the PPA up to the PPA Transfer Limit impact the MAV V by the amount transferred. The $1,000 reduction is applied to the $101,000 Maximum Anniversary Value.

APP A-18

-------------------------------------------------------------------------------

(d) INCOME PATH-ANNUAL TRANSFER SCHEDULE WITH PERFORMANCE:

In this example, the Income Path program is established at the time of Contract issue. The current age of the Annuitant is 70, and the Target Income Age is 75; therefore, the length of time to the Target Income Age 5 years. The starting allocation elected is 60% Contract Value and 40% PPA. The Target Allocation elected is 20% Contract Value and 80% PPA. If there was no financial activity and flat annual performance, we would transfer 8.00% annually:

(Contract Value starting allocation - Contract Value ending allocation) / number of years from program start date to Target Income Age

(60 - 20) / 5 = 8.00%
(e)  INCOME PATH ANNUAL TRANSFER SCHEDULE WITH PERFORMANCE:

                                                                                              INCOME PATH
                                                                                                PROGRAM
                                                                                           ANNUAL ALLOCATION
                                                "PRIOR TO TRANSFER"                           PERCENTAGE
                       ANNUAL                       PERCENTAGES                                 TARGETS
                      CONTRACT            CONTRACT                PPA -             CONTRACT                 PPA -
   CONTRACT             VALUE              VALUE                 BENEFIT             VALUE                  BENEFIT
     YEAR*         PERFORMANCE (1)         (BOY)                 BALANCE             (EOY)                  BALANCE
------------------------------------------------------------------------------------------------------------------------
       0                                     60.0%                 40.00%             60.0%                   40.00%
       1                 -0.07              57.53%                 42.47%            56.67%(2)                43.33%
       2                 -0.14              52.20%                 47.80%            53.34%                   46.66%
       3                 0.079              53.36%                 46.64%            50.01%                   49.99%
       4                 0.081              51.22%                 48.78%            46.67%                   53.33%
       5                 0.066              47.53%                 52.47%            43.32%                   56.68%
       6                -0.024              42.00%                 58.00%            40.00%                   60.00%

                      ACTUAL
                     TRANSFER
                    FROM CV TO
                       PPA:
                    PERCENTAGE                 "AFTER TRANSFER"
                     TRANSFER                     PERCENTAGES   PPA -
   CONTRACT         OF CONTRACT         CONTRACT               BENEFIT
     YEAR*            VALUE %            VALUE                 BALANCE
---------------  ----------------------------------------------------------
       0                                   60.0%                 40.00%
       1               0.86%(3)           56.67%                 43.33%
       2                  0%(4)           52.20%                 47.80%
       3               3.35%              50.01%                 49.99%
       4               4.55%              46.67%                 53.33%
       5               4.21%              43.32%                 56.68%
       6               2.00%              40.00%                 60.00%

*   Contract Year "0" represents your Contract issue date.

(1) The annual performance displayed appllies only to the Contract Value. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2) Calculated as follows: previous year Contract Value percentage - (starting allocation - ending allocation) / number of years from program start date to Target Income Age: 60.00% - (60 - 40) / 6 = 56.67%

(3) Calculated as follows: Contract Value prior to transfer percentage - Contract Value percentage target: 57.53% - 56.67% = 0.86%

(4) No transfer occurs because the current allocation exceeds the Target Allocation for that year.

                                                                    APP A-19

-------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE V EXAMPLES

This Death Benefit is equal to the greatest of A, B or C:

A = Contract Value (minus Premium Based Charges, if applicable);

B = Premium Payments adjusted for partial Surrenders; and

C = Maximum Anniversary Value.

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                          TOTAL
                                                         PREMIUM
                                                         PAYMENTS
                       CONTRACT           PPA          (ADJUSTED BY          CONTRACT
   CONTRACT          VALUE(1)(2)        TRANSFER       SURRENDERS)            VALUE
     YEAR*               "A"            LIMIT(3)           "B"            PERFORMANCE(2)
-----------------------------------------------------------------------------------------
       0                $100,000           $5,000         $100,000               0.00%
       1                 102,120            5,106          100,000               2.12%
       2                 107,001            5,350          100,000               4.78%
       3                 105,664            5,350          100,000              -1.25%
       4                  96,260            5,350          100,000              -8.90%
       5                 106,425            5,350          100,000              10.56%

                                                               GUARANTEED
                                        MAXIMUM                  MINIMUM
                                      ANNIVERSARY             DEATH BENEFIT
                                    VALUE AT END OF             AT END OF
                                     EACH CONTRACT         EACH CONTRACT YEAR
   CONTRACT      ANNIVERSARY             YEAR             GREATEST OF "A", "B",
     YEAR*        VALUE(4)                "C"                    AND "C"
---------------  -----------------------------------------------------------------
       0                  -                    -                 $100,000
       1           $102,120             $102,120                  102,120
       2            107,001   (5)        107,001                  107,001
       3            105,664              107,001                  107,001
       4             96,260              107,001                  107,001
       5            106,425              107,001                  107,001

*   Contract Year "0" represents your Contract issue date.

(1)  Does not reflect a Premium Based Charge, if applicable.

(2) Assumes annual performance on the Contract Value. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(3) The Transfer Limit set at each Contract Anniversary will equal 5% of the greater of Premium Payment(s) or Maximum Anniversary Value.

(4) Anniversary Value each year is first established as the Contract Value on that Anniversary and is later be adjusted by subsequent Premium Payments transfers to and from the PPA and partial Surrenders, if applicable.

(5) Is the highest Anniversary Value and therefore is the Maximum Anniversary Value (MAV).

EXAMPLE 2: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. AT THE END OF CONTRACT YEAR 2 YOU APPLY A SUBSEQUENT PREMIUM PAYMENT OF $50,000. IN CONTRACT YEAR 3 YOU TRANSFER $7,850, AN AMOUNT EQUAL TO THE PPA TRANSFER LIMIT, TO THE PPA. IN CONTRACT YEAR 5 YOU TAKE A PARTIAL SURRENDER FOR $10,000.

                                                           TOTAL
                                                          PREMIUM
                                                         PAYMENTS
                CONTRACT               PPA             (ADJUSTED BY
CONTRACT      VALUE(1)(2)           TRANSFER            SURRENDERS)
 YEAR*            "A"               LIMIT(3)                "B"
------------------------------------------------------------------------
 0               $100,000             $5,000              $100,000
 1                102,120              5,000               100,000
 2                157,001              5,106               150,000  (8)
 3                147,189              7,850               142,150  (10)
 4                134,089              7,458               142,150
 5                130,324              7,458               132,020  (6)

                                                                       GUARANTEED
                                               MAXIMUM                   MINIMUM
                                             ANNIVERSARY              DEATH BENEFIT
                                           VALUE AT END OF              AT END OF
                                            EACH CONTRACT          EACH CONTRACT YEAR
CONTRACT           ANNIVERSARY                 YEAR(2)            GREATEST OF "A", "B",
 YEAR*              VALUE(4)                     "C"                     AND "C"
--------  --------------------------------------------------------------------------------
 0                      -                              -                 $100,000
 1               $133,989  (5)(6)(7)            $102,120                  102,120
 2                138,522  (5)(6)(7)(9)          157,001                  157,001
 3                136,700  (6)                   149,151                  149,151
 4                124,533  (6)                   149,151                  149,151
 5                130,324                        138,522                  138,522   (9)

*   Contract Year "0" represents your Contract issue date.

(1)  Does not reflect a Premium Based Charge, if applicable.

(2) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment, transfers to and from the Personal Pension Account and partial Surrender activity. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

APP A-20

-------------------------------------------------------------------------------

(3) The Transfer Limit set at each Contract Anniversary will equal 5% of the greater of Premium Payment(s) or Maximum Anniversary Value.

(4) Anniversary Value each year is first established as the Contract Value on that Anniversary and is later be adjusted by subsequent Premium Payments, transfers to and from the Personal Pension Account and partial Surrenders, if applicable.

(5) The Contract Year 1 & 2 Anniversary Values are adjusted by the subsequent Premium Payment of $50,000.

(6) The $10,000 partial Surrender results in a factor of 0.92873 being applied to Premium Payments as well as all previous Anniversary Values. The factor of 0.92873 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $140,324).

(7) The $7,850 transfer to the Personal Pension Account results in a dollar-for-dollar reduction to Premium Payments as well as all previous Anniversary Values.

(8) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(9) Is the Maximum Anniversary Value as adjusted by subsequent Premium Payments, transfers to and from the Personal Pension Account and partial Surrenders.

(10) Premium Payments of $150,000 are adjusted by the transfer to the Personal Pension Account of $7,850.

EXAMPLE 3: ASSUME THE SAME FACTS AS THE EXAMPLE ABOVE, EXCEPT THAT IN CONTRACT YEAR 3 YOU TRANSFER $10,000, AN AMOUNT IN EXCESS OF THE PPA TRANSFER LIMIT, TO THE PPA.

                                       PPA          PREMIUM
CONTRACT        CONTRACT            TRANSFER        PAYMENTS
 YEAR*      VALUE "A"(1)(2)         LIMIT(3)          "B"
------------------------------------------------------------------
 0               $100,000             $5,000         $100,000
 1                102,120              5,000          100,000
 2                157,001              5,106          150,000  (8)
 3                145,039              7,850          140,074  (10)
 4                132,130              7,349          140,074
 5                128,274              7,349          129,943  (6)

                                                                       GUARANTEED
                                               MAXIMUM                   MINIMUM
                                             ANNIVERSARY              DEATH BENEFIT
                                           VALUE AT END OF              AT END OF
                                            EACH CONTRACT          EACH CONTRACT YEAR
CONTRACT           ANNIVERSARY                 YEAR(2)            GREATEST OF "A", "B",
 YEAR*              VALUE(4)                     "C"                     AND "C"
--------  --------------------------------------------------------------------------------
 0                      -                              -                 $100,000
 1               $132,559  (5)(6)(7)            $102,120                  102,120
 2                136,344  (5)(6)(7)(9)          157,001                  157,001
 3                134,550  (6)                   146,973                  146,973
 4                122,575  (6)                   146,973                  146,973
 5                128,274                        136,344                  136,344   (9)

*   Contract Year "0" represents your Contract issue date.

(1)  Does not reflect a Premium Based Charge, if applicable.

(2) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment, transfer to/from PPA, and partial Surrender activity. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(3) The Transfer Limit set at each Contract Anniversary will equal 5% of the greater of Premium Payment(s) or Maximum Anniversary Value.

(4) Anniversary Value each year is first established as the Contract Value on that Anniversary and is later adjusted by subsequent Premium Payments, transfers to and from the PPA, and partial Surrenders, if applicable.

(5) The Contract Year 1 & 2 Anniversary Values are adjusted by the subsequent Premium Payment of $50,000.

(6) The $10,000 partial Surrender results in a factor of 0.92768 being applied to Premium Payments as well as all previous Anniversary Values. The factor of 0.92768 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $138,274).

(7) The $10,000 transfer to the Personal Pension Account results in a dollar for dollar reduction to Premium Payments as well as all previous Anniversary Values up to the PPA Transfer Limit of $7,850 and then a factor of 0.98539 is applied. The factor of 0.98539 is derived by 1-(A/(B-C)): A is the amount transferred in excess of the PPA Transfer Limit $2,145; B is the Contract Value prior to the transfer $155,039; and C is the PPA Transfer Limit less any previous transfers to the PPA that contract year $7,850.

(8) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(9) Is the Maximum Anniversary Value as adjusted by subsequent Premium Payments, transfers to/from Personal Pension Account, and partial Surrenders.

(10) Premium Payments of $150,000 are adjusted by the transfer to the PPA of $10,000.

                                                                    APP A-21

-------------------------------------------------------------------------------

EXAMPLE 4: MAXIMUM ANNIVERSARY VALUE V RIDER CHARGE EXAMPLE - ASSUME THE MAXIMUM ANNIVERSARY VALUE IS $102,120.00 AND PREMIUM PAYMENTS IS $100,000. THE CURRENT RIDER CHARGE IS 0.75%.

The current rider charge is assessed on the greater of the Maximum Anniversary Value or Premium Payments; therefore, the rider charge is $766, or $102,120 x 0.75%.

EXAMPLE 5: A PROPORTIONAL REDUCTION, IN THE FORM OF A FACTOR, IS APPLIED WHEN A TRANSFER TO THE PERSONAL PENSION ACCOUNT IN EXCESS OF THE TRANSFER LIMIT OCCURS OR WHEN A PARTIAL SURRENDER IS MADE.

The formula to calculate the proportional factor is 1 - ( A / B ):

A = The amount of the Surrender or transfer that exceeds a permissible limit, and

B = The Contract Value immediately prior to the transaction.

This example illustrates the impact of a transfer to the PPA in excess of the PPA Transfer Limit on the Maximum Anniversary Value V optional death benefit. Assume an amount equal to the PPA Transfer Limit has already been transferred during the Contract Year, and an additional amount of $10,000 is transferred to the PPA during the same Contract Year. Assume there have been no Surrenders and no prior excess transfers to the PPA.

     Values immediately prior to the partial Surrender:

       -   Your Contract Value is $140,000.

       -   Your total Premium Payments are $120,000.

       - Your Maximum Anniversary Value V component of your Death Benefit is $150,000.

       -   Your Personal Pension Account Benefit Balance is $6,000.

The factor for this transaction is 0.92857 and was derived from: 1 - ($10,000/$140,000).

     Values after the partial Surrender:

       -   Your Contract Value is $130,000.

       -   Your total Premium Payments are $120,000.

       - Your Premium Payments adjusted for partial Surrenders and excess transfers to the PPA are $111,429.

       - Your Maximum Anniversary Value V component of your death benefit is $139,286.

       -   Your PPA Benefit Balance is $16,000.

RETURN OF PREMIUM V EXAMPLES

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. IN CONTRACT YEAR 2 YOU APPLY A SUBSEQUENT PREMIUM PAYMENT OF $50,000. IN CONTRACT YEAR 3 YOU TRANSFER $7,500.00, AN AMOUNT EQUAL TO THE PERSONAL PENSION ACCOUNT TRANSFER LIMIT, TO THE PERSONAL PENSION ACCOUNT. IN CONTRACT YEAR 5 YOU TAKE A PARTIAL SURRENDER FOR $10,000.

                                                                                 GUARANTEED
                                                                                  MINIMUM
                                              PPA                              DEATH BENEFIT
   CONTRACT            CONTRACT            TRANSFER        PREMIUM               AT END OF
     YEAR*           VALUE(1)(2)           LIMIT(3)        PAYMENTS          EACH CONTRACT YEAR
-------------------------------------------------------------------------------------------------
       0                $100,000                            $100,000               $100,000
       1                 102,120             $5,000          100,000                102,120
       2                 157,001              5,000          150,000   (4)          157,001
       3                 147,539              7,500          142,500   (5)          147,539
       4                 134,408              7,125          142,500                142,500
       5                 130,658              7,125          132,369   (6)          132,369

        *   Contract Year "0" represents your Contract issue date.

        (1)  Does not reflect a Premium Based Charge, if applicable.

        (2) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and partial Surrender activity.

        (3) The Transfer Limit set at each Contract Anniversary will equal 5% of Premium Payment(s).

        (4) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

APP A-22

-------------------------------------------------------------------------------

                (5) Premium Payments of $150,000 are adjusted by the transfer to the PPA of $7,500.

                (6)  The $10,000 partial Surrender results in a factor of
                     0.92890 being applied to Premium Payments. After multiplying the factor of 0.92890 to $142,500, the adjusted Premium Payments equal $132,369. The factor of 0.92890 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $140,658).

EXAMPLE 2: ASSUME THE SAME FACTS AS THE EXAMPLE ABOVE, EXCEPT THAT IN CONTRACT YEAR 3 YOU TRANSFER $10,000, AN AMOUNT IN EXCESS OF THE PPA TRANSFER LIMIT, TO THE PERSONAL PENSION ACCOUNT.

                                                                                  MINIMUM
                                                                                 GUARANTEED
                                              PPA                              DEATH BENEFIT
   CONTRACT            CONTRACT            TRANSFER        PREMIUM               AT END OF
     YEAR*           VALUE(1)(2)           LIMIT(3)        PAYMENTS          EACH CONTRACT YEAR
-------------------------------------------------------------------------------------------------
       0                $100,000                            $100,000               $100,000
       1                 102,120             $5,000          100,000                102,120
       2                 157,001              5,000          150,000   (4)          157,001
       3                 145,039              7,500          140,085   (5)          145,039
       4                 132,130              7,004          140,085                140,085
       5                 128,274              7,004          129,954   (6)          129,954

*      Contract Year "0" represents your Contract issue date.

(1)    Does not reflect a Premium Based Charge, if applicable.

(2) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and partial Surrender activity.

(3) The Transfer Limit set at each Contract Anniversary will equal 5% of Premium Payment(s).

(4) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(5) The $10,000 transfer to the PPA results in a dollar-for-dollar reduction to Premium Payments as well as all previous Anniversary Values up to the PPA Transfer Limit of $7,500 and then a factor of 0.98305 is applied. The factor of 0.98305 is derived by 1-(A/(B-C)): A is the amount transferred in excess of the PPA Transfer Limit $2,500; B is the Contract Value prior to the transfer $155,039; and C is the Personal Pension Account Transfer Limit less any previous transfers to the PPA that Contract Year $7,500.

(6) The $10,000 partial Surrender results in a factor of 0.92890 being applied to Premium Payments. After multiplying the factor of 0.92768 to $140,085, the adjusted Premium Payments equal $129,954. The factor of
       0.92768 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $138,274).

EXAMPLE 3: A PROPORTIONAL REDUCTION, IN THE FORM OF A FACTOR, IS APPLIED WHEN A TRANSFER TO THE PERSONAL PENSION ACCOUNT IN EXCESS OF THE TRANSFER LIMIT OCCURS OR WHEN A PARTIAL SURRENDER IS MADE.

THE FORMULA TO CALCULATE THE PROPORTIONAL FACTOR IS 1 - ( A / B ):

A = THE AMOUNT OF THE SURRENDER OR TRANSFER THAT EXCEEDS A PERMISSIBLE LIMIT,
AND

B = THE CONTRACT VALUE IMMEDIATELY PRIOR TO THE TRANSACTION.

THIS EXAMPLE ILLUSTRATES THE IMPACT OF A PARTIAL SURRENDER ON ROP V IN A DOWN MARKET. ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 2 EQUALS $5,000. ALL SURRENDERS REDUCE YOUR ROP V DEATH BENEFIT VALUE ON A PROPORTIONAL BASIS.

     Values immediately prior to the partial Surrender:

       -   Your Contract Value is $85,000.

       -   Your total Premium Payments are $100,000.

       -   Your ROP V Death Benefit value is $100,000.

The factor for this transaction is 0.94117 and was derived from: 1 - ($5,000/$85,000).

     Values after the partial Surrender:

       -   Your Contract Value is $80,000.

       -   Your total Premium Payments are $100,000.

       -   Your ROP V Death Benefit value is $94,118.

                                                                    APP A-23

-------------------------------------------------------------------------------

MAXIMUM DAILY VALUE EXAMPLES

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. ON THE 2ND FRIDAY, YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000

                                                                             MAXIMUM DAILY
   VALUATION      CONTRACT              MAXIMUM          PREMIUM              VALUE DEATH
     DAYS         VALUE(1)            DAILY VALUE        PAYMENTS              BENEFIT(2)
-----------------------------------------------------------------------------------------------
    Monday         $100,000              $100,000         $100,000              $100,000
    Tuesday          98,105               100,000          100,000               100,000
   Wednesday         98,887               100,000          100,000               100,000
   Thursday         101,321   (3)         101,321   (3)    100,000               101,321
    Friday          101,895   (3)         101,895   (3)    100,000               101,895
    Monday          103,676   (3)         103,676   (3)    100,000               103,676
    Tuesday         105,460   (3)         105,460   (3)    100,000               105,460
   Wednesday        105,120               105,460          100,000               105,460
   Thursday         103,895               105,460          100,000               105,460
    Friday          155,108   (4)         155,460   (4)    150,000   (4)         155,460     (4)

        (1)  Does not reflect Premium Based Charge, if applicable.

        (2) The Death Benefit under Maximum Daily Value pays the greatest value of (A) the Maximum Daily Value, adjusted for partial Surrenders and Transfers to the PPA; (B) the Premium Payments, adjusted for partial Surrenders and Transfers to the PPA; or (C) the Contract Value, less Premium Based Charge, if applicable.

        (3) The Maximum Daily Value component is equal to the greater of the Contract Value or the Maximum Daily Value as of the prior Valuation Day.

        (4) The additional Premium Payment increases the Maximum Daily Value and Premium Payments components on a dollar-for-dollar basis.

EXAMPLE 2: ASSUME YOU TAKE A PARTIAL SURRENDER OF $5,000 ON THE FOLLOWING TUESDAY (PRIOR TO THE PARTIAL SURRENDER, THE CONTRACT VALUE WAS $103,385).

                                                                       MAXIMUM DAILY
   VALUATION      CONTRACT         MAXIMUM          PREMIUM             VALUE DEATH
     DAYS         VALUE(1)       DAILY VALUE        PAYMENTS              BENEFIT
----------------------------------------------------------------------------------------
    Monday         $102,568         $105,460         $100,000              $105,460
    Tuesday          98,385          100,360   (2)     95,164   (2)         100,360
   Wednesday         99,887          100,360           95,164               100,360
   Thursday          99,460          100,360           95,164               100,360
    Friday          101,052          101,052   (3)     95,164               101,052

        (1)  Does not reflect Premium Based Charge, if applicable.

        (2) The partial Surrender adjusts the Maximum Daily Value and Premium Payments components each by a factor of 0.95164. The factor is derived as [ 1 - ( $5,000 / $103,385 ) ].

        (3) The Maximum Daily Value continues to increase any day that the Contract Value exceeds the Maximum Daily Value as of the prior Valuation Day.

APP A-24

-------------------------------------------------------------------------------

EXAMPLE 3: ASSUME THE SAME FACTS AS ABOVE, AND THAT YOU HAVE ELECTED DAILY LOCK INCOME BENEFIT AND HAVE A LIFETIME BENEFIT PAYMENT AVAILABLE OF $5,677 WHEN YOU TAKE THE PARTIAL SURRENDER OF $5,000.

                                                                       MAXIMUM DAILY
   VALUATION      CONTRACT         MAXIMUM          PREMIUM             VALUE DEATH
     DAYS         VALUE(1)       DAILY VALUE        PAYMENTS              BENEFIT
----------------------------------------------------------------------------------------
    Monday         $102,568         $105,460         $100,000              $105,460
    Tuesday          98,385          100,460   (2)     95,000   (2)         100,460
   Wednesday         99,887          100,460           95,000               100,460
   Thursday          99,460          100,460           95,000               100,460
    Friday          101,052          101,052           95,000               101,052

        (1)  Does not reflect Premium Based Charge, if applicable.

        (2) The partial Surrender adjusts the Maximum Daily Value and Premium Payments components each by the dollar amount of the partial Surrender.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3, BUT INSTEAD OF A PARTIAL SURRENDER YOU TRANSFER $5,000 TO THE PPA ON TUESDAY. THIS IS AN AMOUNT EQUAL TO THE APPLICABLE PPA TRANSFER LIMIT. THEN, ON THURSDAY AND DURING THE SAME CONTRACT YEAR, YOU TRANSFER ANOTHER $5,000 TO THE PPA (PRIOR TO THIS SECOND TRANSFER, THE CONTRACT VALUE IS $99,460).

                                                                       MAXIMUM DAILY
   VALUATION      CONTRACT         MAXIMUM          PREMIUM             VALUE DEATH
     DAYS         VALUE(1)       DAILY VALUE        PAYMENTS              BENEFIT
----------------------------------------------------------------------------------------
    Monday         $102,568         $105,460         $100,000              $105,460
    Tuesday          98,385          100,460   (2)     95,000   (2)         100,460
   Wednesday         99,887          100,460           95,000               100,460
   Thursday          94,460           95,410   (3)     90,224   (3)          95,410
    Friday           96,052           96,052           90,224                96,052

        (1)  Does not reflect Premium Based Charge, if applicable.

        (2) The Transfer to PPA adjusts the Maximum Daily Value and Premium Payments components each by the dollar amount of the Transfer.

        (3) The Transfer to PPA adjusts the Maximum Daily Value and Premium Payments components each by a factor of 0.94973. The factor is derived as [ 1 - ($5,000 / $99,460) ].

LEGACY LOCK EXAMPLES

Your Legacy Lock is the greatest of Return of Premium V or Enhanced Return of Premium.

EXAMPLE 1: ASSUME YOUR INITIAL DEPOSIT IS $100,000. AT THE END OF CONTRACT YEAR 1, YOU SURRENDER $5,300, WHICH IS EQUAL TO THE FUTURE6 OR DAILY LOCK INCOME BENEFIT LIFETIME BENEFIT PAYMENT. IN CONTRACT YEAR 3, YOU SURRENDER $7,000, WHICH IS GREATER THAN THE LIFETIME BENEFIT PAYMENT OF $5,300.

                                                                      AFTER TRANSACTION
                                                         PREMIUM                ENHANCED RETURN
               CONTRACT VALUE                            PAYMENTS                  OF PREMIUM
 CONTRACT         PRIOR TO         CONTRACT            COMPONENT OF               COMPONENT OF
  YEAR*      TRANSACTIONS(1)(2)     VALUE                 ROP V                   LEGACY LOCK              LEGACY LOCK(1)
---------------------------------------------------------------------------------------------------------------------------
    0              $100,000         $100,000              $100,000                   $100,000                  $100,000
    1               102,120          $96,820                94,810   (3)              100,000   (3)            $100,000
    2               101,448         $101,448                94,810                    100,000                  $101,448
    3               100,180          $93,180                88,185   (4)               98,208   (4)             $98,208
    4                84,887          $84,887                88,185                     98,208                   $98,208
    5                93,851          $93,851                88,185                     98,208                   $98,208

        *   Contract Year "0" represents your Contract issue date

        (1)  Does not reflect a Premium Based Charge, if applicable.

        (2) Assumes annual performance on the Contract Value, as well as partial Surrenders.

                                                                    APP A-25

-------------------------------------------------------------------------------

                (3) As a result of the Surrender, the Return of Premium V is adjusted by a proportional factor of 0.94810. This factor is derived by 1 - (A / B): A is the amount of the Surrender; and B is the Contract Value prior to the Surrender. Because the Surrender did not exceed the Lifetime Benefit Payment, the Legacy Lock is not adjusted.

                (4) As a result of the Surrender, the Return of Premium V is adjusted by a proportional factor of 0.93013. This factor is derived by 1 - (A / B): A is the amount of the Surrender; and B is the Contract Value prior to the Surrender. Because the Surrender was in excess of the Lifetime Benefit Payment, the Legacy Lock is adjusted by a proportional factor of 0.98208. This factor is derived by 1
                     - (A/(B-C)): A is the amount Surrendered in excess of the Lifetime Benefit Payment; B is the Contract Value prior to the Surrender; and C is the available Lifetime Benefit Payment prior to the Surrender.

EXAMPLE 2: ASSUME YOUR INITIAL DEPOSIT IS $100,000. IN CONTRACT YEAR 2, YOU TRANSFER $10,000 TO THE PPA; THIS AMOUNT IS IN EXCESS OF THE PPA TRANSFER LIMIT OF $5,600.

                                                                      AFTER TRANSACTION
                                                         PREMIUM                ENHANCED RETURN
               CONTRACT VALUE                            PAYMENTS                  OF PREMIUM
 CONTRACT         PRIOR TO         CONTRACT            COMPONENT OF               COMPONENT OF
  YEAR*      TRANSACTIONS(1)(2)     VALUE                 ROP V                   LEGACY LOCK              LEGACY LOCK(1)
---------------------------------------------------------------------------------------------------------------------------
    0              $100,000         $100,000              $100,000                   $100,000                  $100,000
    1               102,120         $102,120               100,000                    100,000                   102,120
    2               107,001          $97,001                90,304   (3)               90,304   (3)              97,001
    3                95,789          $95,789                90,304                     90,304                    95,789
    4                87,264          $87,264                90,304                     90,304                    90,304
    5                96,479          $96,479                90,304                     90,304                    96,479

        *   Contract Year "0" represents your Contract issue date.

        (1)  Does not reflect a Premium Based Charge, if applicable.

        (2) Assumes annual performance on the Contract Value, as well as partial Surrender activity.

        (3) As a result of the transfer, both the Return of Premium V and Legacy Lock are adjusted. Each amount is first adjusted for the amount that does not exceed the PPA Transfer Limit ($5,600). Then, each value is adjusted by a proportional factor of 0.95660. This factor is derived as 1 - (A/(B-C)): A is the amount transferred in excess of the PPA Transfer Limit; B is the Contract Value prior to the transfer; and C is the amount of the available PPA Transfer Limit prior to the transaction.

SAFETY PLUS EXAMPLES

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. PRIOR TO YOUR FIRST CONTRACT ANNIVERSARY, YOU APPLY A SUBSEQUENT PREMIUM PAYMENT OF $50,000. IN CONTRACT YEAR 3 YOU APPLY AN ADDITIONAL SUBSEQUENT PREMIUM PAYMENT OF $15,000.

                                                     GUARANTEED             CREDIT TO
 CONTRACT    CONTRACT           PREMIUM             ACCUMULATION         CONTRACT VALUE,
  YEAR*     VALUE(1)(2)        PAYMENTS                BENEFIT               IF ANY
------------------------------------------------------------------------------------------
    0          $100,000          $100,000               $100,000
   0.5          145,000           150,000                150,000   (3)
    1           146,450           150,000                150,000
    2           158,166           150,000                150,000
    3           182,656   (4)     165,000   (4)          150,000   (4)
    4           160,737           165,000                150,000
    5           152,700           165,000                150,000
    6           166,443           165,000                150,000
    7           174,766           165,000                150,000
    8           157,289           165,000                150,000
    9           143,133           165,000                150,000
    10          135,976           165,000               $150,000              $14,024   (5)

        *   Contract Year "0" represents your Contract issue date.

        (1)  Does not reflect a Premium Based Charge, if applicable.

APP A-26

-------------------------------------------------------------------------------

                (2) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment activity.

                (3) The Guaranteed Accumulation Benefit of $100,000 is adjusted by the subsequent Premium Payment in the first Contract Year of $50,000.

                (4) The Guaranteed Accumulation Benefit of $150,000 is not adjusted by the subsequent Premium Payment in the third Contract Year of $15,000.

                (5) On the rider maturity date, a credit equal to the difference in the Contract Value and the Guaranteed Accumulation Benefit is applied to the Contract Value to bring the Contract Value equal to the Guaranteed Accumulation Benefit $150,000.

EXAMPLE 2: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. IN CONTRACT YEAR 1 YOU TRANSFER $5,000, AN AMOUNT EQUAL TO THE PPA TRANSFER LIMIT, TO THE PPA. AFTER THE RIDER MATURITY DATE, BUT PRIOR TO THE ELEVENTH CONTRACT ANNIVERSARY, YOU TRANSFER AN AMOUNT EQUAL TO YOUR CONTRACT VALUE TO THE PPA.

                                       GUARANTEED            CREDIT TO
 CONTRACT         CONTRACT            ACCUMULATION        CONTRACT VALUE,       PPA ACCUMULATION
  YEAR*         VALUE(1)(2)             BENEFIT               IF ANY               BALANCE(3)
----------------------------------------------------------------------------------------------------
    0              $100,000              $100,000                                        $5,000
    1                90,950                95,000   (4)                                   5,150
    2                98,226                95,000                                         5,304
    3               104,119                95,000                                         5,464
    4                91,625                95,000                                         5,627
    5                87,044                95,000                                         5,796
    6                94,878                95,000                                         5,970
    7                99,622                95,000                                         6,149
    8               105,101                95,000                                         6,334
    9                98,690                95,000                                         6,524
    10               95,729                95,000                $0      (5)              6,720
    11                    0                     0                                       111,064   (6)

        *   Contract Year "0" represents your Contract issue date.

        (1)  Does not reflect a Premium Based Charge, if applicable.

        (2) Assumes annual performance on the Contract Value, as well as transfer to the PPA activity.

        (3) Assumes a Credited Interest Rate of 3% is applied to the PPA Accumulation Balance.

        (4) The Guaranteed Accumulation Benefit of $100,000 is adjusted by the transfer to the PPA in the first Contract Year of $5,000.

        (5) On the rider maturity date, a credit is not applied to the Contract Value since the Contract Value exceeds the Guaranteed Accumulation Benefit.

        (6) An amount equal to $104,345 is transferred to the PPA; this amount is equal to the entire Contract Value and assumes investment performance of 9.0% since the 10th Contract Anniversary. $95,000 of the total $104,345 transferred will receive maximum guaranteed Payout Purchase Rates with a one-time increase to the Payout Purchase Rate (referred to as an Income Enhancer). The remaining $9,345 transferred will receive then current maximum guaranteed Payout Purchase Rates. Please Section 7, Safety Plus, "Does your Benefit Base Change Under the Rider."

                                                                    APP A-27

-------------------------------------------------------------------------------

EXAMPLE 3: ASSUME AN INITIAL CONTRIBUTION OF $100,000, AND DURING CONTRACT YEAR 4 YOU MAKE A PARTIAL SURRENDER OF $7,000.

                                                                                                                  GUARANTEED
                              CONTRACT                                      CONTRACT            PARTIAL          ACCUMULATION
                                YEAR*                                      VALUE(1)(2)         SURRENDER            BENEFIT
---------------------------------------------------------------------------------------------------------------------------------
                                  0                                          $100,000          -                    $100,000
                                  1                                            93,000          -                     100,000
                                  2                                            84,630          -                     100,000
                                  3                                            88,862          -                     100,000
                                  4                                            94,193            $7,000               92,568   (2)
                                  5                                            97,961          -                      92,568
                                  6                                            96,002          -                      92,568
                                  7                                           102,722          -                      92,568
                                  8                                           110,940          -                      92,568
                                  9                                           105,393          -                      92,568
                                 10                                           106,447          -                      92,568   (3)

        *   Contract Year "0" represents your Contract issue date.

        (1)  Does not reflect a Premium Based Charge, if applicable

        (2) The partial Surrender of $7,000 reduces the Guaranteed Accumulation Benefit by a factor of 0.92568, The factor is derived from 1 - ($7,000 / $94,193).

        (3) Because the Guaranteed Accumulation Benefit is less than the Contract Value on the tenth Anniversary, there would be no adjustment applied. The Safety Plus rider would subsequently terminate.

EXAMPLE 4: A PROPORTIONAL REDUCTION, IN THE FORM OF A FACTOR, IS APPLIED WHEN A TRANSFER TO THE PPA IN EXCESS OF THE TRANSFER LIMIT OCCURS OR WHEN A PARTIAL SURRENDER IS MADE. THE FORMULA TO CALCULATE THE PROPORTIONAL FACTOR IS 1 - (A /
B):

A = THE AMOUNT OF THE SURRENDER OR TRANSFER THAT EXCEEDS A PERMISSIBLE LIMIT,
AND

B = THE CONTRACT VALUE IMMEDIATELY PRIOR TO THE TRANSACTION.

THIS EXAMPLE ILLUSTRATES THE IMPACT OF A PARTIAL SURRENDER ON THE SAFETY PLUS RIDER IN A DOWN MARKET. ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 4 EQUALS $8,000. ALL SURRENDERS REDUCE THE GUARANTEED ACCUMULATION BENEFIT VALUE ON A PROPORTIONAL BASIS.

     Values immediately prior to the partial Surrender:

       -   Your Contract Value is $90,000.

       -   Your total Premium Payments are $100,000.

       -   Your Guaranteed Accumulation Benefit value is $100,000.

The factor for this transaction is 0.911111 and was derived from: 1 - ($8,000/$90,000).

     Values after the partial Surrender:

       -   Your Contract Value is $82,000.

       -   Your total Premium Payments are $100,000.

       -   Your Guaranteed Accumulation Benefit value is $91,111.

APP A-28

-------------------------------------------------------------------------------

FUTURE5 AND FUTURE6 EXAMPLES

Future 5 and Future6 operate similarly except vary by Deferral Bonus, fees and investment restrictions. The following benefit features illustrated below apply to Future5 and Future6 interchangeably.

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. YOUR CONTRACT VALUE, PAYMENT BASE AND BONUS BASE ARE ALL EQUAL TO $100,000. YOU HAVE ELECTED FUTURE5 -SINGLE LIFE, AND BASED ON YOUR AGE OF 60 YOU INITIAL WITHDRAWAL PERCENTAGE IS AT 4%. IN CONTRACT YEARS 7, 9, 11 AND 12 YOU TAKE PARTIAL SURRENDER OF THE AMOUNT EQUAL TO YOUR AVAILABLE LIFETIME BENEFIT PAYMENT. IN CONTRACT YEAR 10, YOU TAKE A PARTIAL SURRENDER OF $10,000.

CONTRACT                       CONTRACT            DEFERRAL          WITHDRAWAL
 YEAR*         AGE           VALUE(1)(2)             BONUS           PERCENTAGE
-----------------------------------------------------------------------------------
 0              60              $100,000                 $0                4%
 1              61                93,930              5,000                4%
 2              62               101,632              5,000                4%
 3              63               106,694              5,000                4%
 4              64               118,408              5,000                4%
 5              65               125,726              5,000                5%
 6              66               137,306              6,286                5%
 7              67               127,722              6,865                5%
 8              68               126,683                  0                5%
 9              69               134,538                  0                5%
 10             70               138,025                  0                5%
 11             71               140,955                  0                5%
 12             72               141,319                  0                5%

              LIFETIME                              PAYMENT BASE AT        BONUS BASE AT
CONTRACT       BENEFIT            SURRENDER           END OF EACH           END OF EACH
 YEAR*         PAYMENT             AMOUNT            CONTRACT YEAR         CONTRACT YEAR
--------  ----------------------------------------------------------------------------------
 0              $4,000                   $0              $100,000              $100,000
 1               4,200                    0               105,000   (3)         100,000
 2               4,400                    0               110,000               100,000
 3               4,600                    0               115,000               100,000
 4               4,800                    0               120,000               100,000
 5               6,286   (4)              0               125,726   (5)         125,726   (5)
 6               6,865                    0               137,306               137,306
 7               7,209                7,209   (6)         144,171                     0   (6)
 8               7,209                    0               144,171                     0
 9               7,209                7,209               144,171                     0
 10              7,209               10,000   (7)         141,094   (7)               0
 11              7,055                7,055               141,094                     0
 12              7,066                7,066               141,319                     0

    *   Contract Year "0" represents your Contract issue date.

    (1) Assumes annual performance on the Contract Value and partial Surrender activity. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

    (2)  Does not reflect a Premium Based Charge, if applicable.

    (3) The Deferral Bonus is applied to the Payment Base on Contract Anniversaries 1, 2, 3 and 4.

    (4) The Lifetime Benefit Payment increases as the result of the increases in the Payment Base. Additionally, because no Surrenders have been taken, the Withdrawal Percentage increases to 5% upon attaining the age of 65.

    (5) Applies a Market Increase to the Payment Base and the Bonus Base on Contract Anniversaries 5 and 6 because the Contract Value exceeds the Deferral Bonus Base.

    (6) A partial Surrender equal to the Lifetime Benefit Payment does not impact the Payment Base or Lifetime Benefit Payment, but as the first Surrender it resets the Bonus Base to $0 and there are no subsequent Deferral Bonus opportunities.

    (7) A partial Surrender of $10,000 is in excess of the Lifetime Benefit Payment; the Payment Base is reset by a factor of 0.97866 derived from 1 - ($2,791 / ($138,025 - $7,209)).

                                                                    APP A-29

-------------------------------------------------------------------------------

EXAMPLE 2: ASSUME THE ELECTION OF FUTURE5 AND MAXIMUM ANNIVERSARY VALUE V, WITH AN INITIAL PREMIUM PAYMENT OF $100,000 AT AGE 65. IN CONTRACT YEAR 2, A TRANSFER TO THE PPA EQUAL TO THE TRANSFER LIMIT OCCURS. IN CONTRACT YEAR 4, A TRANSFER IN EXCESS OF THE TRANSFER LIMIT OCCURS.

                                                   MAV V DEATH
                               FUTURE5              BENEFIT AT
                             PAYMENT BASE          BEGINNING OF        PPA TRANSFER
                           AT BEGINNING OF             EACH          LIMIT / LIFETIME
 CONTRACT     CONTRACT      EACH CONTRACT            CONTRACT             BENEFIT
ANNIVERSARY   VALUE(1)           YEAR                  YEAR             PAYMENT(2)
--------------------------------------------------------------------------------------
  0            $100,000         $100,000              $100,000             $5,000
  1              93,930          105,000               100,000              5,250
  2             101,632          110,000               101,632              5,500
  3             100,920          109,500               100,920              5,475
  4             112,001          114,500               112,001              5,725
  5             108,304          108,304               108,304              5,415
  6             118,279          118,279               118,279              5,914
  7             110,023          118,279               118,279              5,914
  8             115,656          118,279               118,279              5,914


                                   FUTURE5             MAV V DEATH
                                 PAYMENT BASE         BENEFIT AT END
 CONTRACT    TRANSFER           AT END OF EACH           OF EACH
ANNIVERSARY   TO PPA            CONTRACT YEAR         CONTRACT YEAR
-----------  ----------------------------------------------------------
  0                 $0              $100,000              $100,000
  1                  0               105,000               100,000
  2              5,500   (3)         104,500                96,132
  3                  0               109,500               100,920
  4             10,000   (4)         104,399   (4)         102,001   (4)
  5                  0               108,304               108,304
  6                  0               118,279               118,279
  7                  0               118,279               118,279
  8                  0               118,279               118,279

(1) Assumes annual performance on the Contract Value as well as transfers to/from PPA. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2) When Future5 is elected and the Lifetime Eligible Income Date has been attained, the prevailing PPA Transfer Limit for both optional benefits is equal to the Lifetime Benefit Payment. This is because the Future5 or Future6 Transfer Limit always prevails over any optional Death Benefit Transfer Limits.

(3) The transfer of $5,500 equals the PPA Transfer Limit; the Future5 Payment Base and MAV V Death Benefit is reduced by the dollar amount of the transfer.

(4) The transfer of $10,000 exceeds the PPA Transfer Limit; the Future5 Payment Base is first reduced by the dollar amount up to the PPA Transfer Limit, and then by a factor of 0.95977 (Derived from 1 - (($10,000 - $5,725) / ($112,001 - $5,725)). The MAV V is similarly reset, first by the dollar amount up to the Transfer Limit, and then by the same factor of 0.95977. This transaction also resets the Bonus Base to $0

(5)  Does not reflect a Premium Based Charge, if applicable.

EXAMPLE 3: A PROPORTIONAL REDUCTION, IN THE FORM OF A FACTOR, IS APPLIED WHEN A TRANSFER IS MADE TO THE PPA IN EXCESS OF THE PPA TRANSFER LIMIT OCCURS, OR WHEN A PARTIAL SURRENDER IS TAKEN IN EXCESS OF THE THRESHOLD PAYMENT OR LIFETIME BENEFIT PAYMENT, IF APPLICABLE. THE FACTOR CAN BE CALCULATED AS 1 - (A / ( B -
C):

A = THE AMOUNT OF THE SURRENDER OR TRANSFER THAT EXCEEDS THE THRESHOLD PAYMENT, LIFETIME BENEFIT PAYMENT, OR TRANSFER LIMIT,

B = THE CONTRACT VALUE IMMEDIATELY PRIOR TO THE TRANSACTION, AND

C = THE REMAINING THRESHOLD PAYMENT, LIFETIME BENEFIT PAYMENT OR TRANSFER LIMIT IMMEDIATELY PRIOR TO THE TRANSACTION.

THIS EXAMPLE ILLUSTRATES THE IMPACT OF A TRANSFER TO THE PPA IN EXCESS OF THE PPA TRANSFER LIMIT ON WITH FUTURE5 OR FUTURE6. ASSUME AN AMOUNT EQUAL TO THE PPA TRANSFER LIMIT HAS ALREADY BEEN TRANSFERRED DURING THE CONTRACT YEAR, AND AN ADDITIONAL AMOUNT OF $15,000 IS TRANSFERRED TO THE PPA DURING THE SAME CONTRACT YEAR. ASSUME THERE HAVE BEEN NO SURRENDERS AND NO PRIOR EXCESS TRANSFERS TO THE PPA.

     Values immediately prior to the partial Surrender:

       -   Your Contract Value is $200,000.

       -   Your total Premium Payments are $180,000.

       -   Your Payment Base is $225,000.

       -   Your Deferral Bonus Base is $210,000.

       -   Your Personal Pension Account Benefit Balance is $10,000.

APP A-30

-------------------------------------------------------------------------------

The factor for this transaction is 0.9250 and was derived from: 1 - ($15,000/$200,000).

     Values after the partial Surrender:

       -   Your Contract Value is $185,000.

       -   Your total Premium Payments are $180,000.

       -   Your Payment Base is $208,125.

       -   Your Deferral Bonus Base is $0.

       -   Your PPA Benefit Balance is $25,000.

DAILY LOCK INCOME BENEFIT EXAMPLES

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000, YOU ARE AGE 67, AND YOU ELECTED DAILY LOCK INCOME BENEFIT - SINGLE LIFE OPTION. NO PARTIAL SURRENDERS HAVE OCCURRED.

                                                  ANNIVERSARY                                 LIFETIME              PPA
   VALUATION      CONTRACT    PAYMENT               PAYMENT               DEFERRAL             BENEFIT           TRANSFER
     DAYS         VALUE(1)      BASE                  BASE               BONUS BASE            PAYMENT           LIMIT(2)
------------------------------------------------------------------------------------------------------------------------------
    Monday         $100,000    $100,000              $100,000              $100,000             $5,000             $5,000
    Tuesday          98,105     100,000               100,000               100,000              5,000              5,000
   Wednesday         98,887     100,000               100,000               100,000              5,000              5,000
   Thursday         101,321     101,321   (3)         100,000               100,000              5,066   (3)        5,000
    Friday          101,895     101,895   (3)         100,000               100,000              5,094   (3)        5,000
    Monday          103,676     103,676   (3)         100,000               100,000              5,183   (3)        5,000
    Tuesday         105,460     105,460   (3)         100,000               100,000              5,273   (3)        5,000
   Wednesday        105,120     105,460               100,000               100,000              5,273              5,000
   Thursday         103,895     105,460               100,000               100,000              5,273              5,000
    Friday          105,108     105,460               100,000               100,000              5,273              5,000

       (1)  Does not reflect Premium Based Charge, if applicable.

       (2)  PPA Transfer Limit does not increase due to Market Increases.

       (3) When the Contract Value exceeds the Payment Base as of the prior Valuation Day, the Payment Base increases. As no partial Surrender has occurred, the Lifetime Benefit Payment also increases.

EXAMPLE 2: ASSUME THE SAME FACTS AS ABOVE, AND THE NEXT TUESDAY IS THE FIRST CONTRACT ANNIVERSARY.

                                                  ANNIVERSARY                                 LIFETIME              PPA
   VALUATION      CONTRACT    PAYMENT               PAYMENT               DEFERRAL             BENEFIT           TRANSFER
     DAYS         VALUE(1)      BASE                  BASE               BONUS BASE            PAYMENT             LIMIT
------------------------------------------------------------------------------------------------------------------------------
    Monday         $102,568    $105,460              $100,000              $100,000             $5,273             $5,000
    Tuesday         104,385     106,000   (2)         106,000               100,000              5,300              5,300   (3)
   Wednesday        105,887     106,000               106,000               100,000              5,300              5,300
   Thursday         105,460     106,000               106,000               100,000              5,300              5,300
    Friday          107,459     107,459               106,000               100,000              5,373              5,300

       (1)  Does not reflect Premium Based Charge, if applicable.

       (2) On the Contract Anniversary, a Deferral Bonus increase occurs because the sum of the Anniversary Payment Base as of the prior Valuation Day ($100,000) plus 6% of the Deferral Bonus Base as of the prior Valuation Day ($6,000) exceeds both the Payment Base as of the prior Valuation Day and the current Contract Value.

       (3) The PPA Transfer Limit is set on the Contract Anniversary to equal the applicable Withdrawal Percent (5%) times the Payment Base.

TO THE POWER OF

                                                                    APP A-31

-------------------------------------------------------------------------------

EXAMPLE 3: ASSUME THE SAME FACTS AS ABOVE, AND THE NEXT THURSDAY IS THE SECOND CONTRACT ANNIVERSARY. ADDITIONALLY, ON WEDNESDAY OF THE FOLLOWING WEEK YOU TAKE YOUR FIRST PARTIAL SURRENDER OF $473 THAT REPRESENTS ONE-TWELFTH OF YOUR LIFETIME BENEFIT PAYMENT (PRIOR TO THE PARTIAL SURRENDER, THE CONTRACT VALUE WAS $112,931).

                                                       ANNIVERSARY                                 LIFETIME              PPA
   VALUATION      CONTRACT         PAYMENT               PAYMENT               DEFERRAL             BENEFIT           TRANSFER
     DAYS         VALUE(1)           BASE                  BASE               BONUS BASE            PAYMENT             LIMIT
-----------------------------------------------------------------------------------------------------------------------------------
    Monday         $110,941         $110,941              $106,000              $100,000             $5,547             $5,300
    Tuesday         112,576          112,576               106,000               100,000              5,629              5,300
   Wednesday        111,892          112,576               106,000               100,000              5,629              5,300
   Thursday         113,540   (2)    113,540   (2)         113,540               113,540   (2)        5,677              5,677
    Friday          112,137          113,540               113,540               113,540              5,677              5,677
    Monday          111,244          113,540               113,540               113,540              5,677              5,677
    Tuesday         111,509          113,540               113,540               113,540              5,677              5,677
   Wednesday        112,458          113,540               113,540                     0   (3)        5,677              5,677
   Thursday         112,044          113,540               113,540                     0              5,677              5,677
    Friday          114,286          114,286   (4)         113,540                     0              5,677   (4)        5,677

       (1)  Does not reflect Premium Based Charge, if applicable.

       (2) On the Contract Anniversary, the Contract Value exceeds both the Payment Base as of the prior Valuation Day and the sum of the Anniversary Payment Base as of the prior Valuation Day ($106,000) plus 6% of the Deferral Bonus Base as of the prior Valuation Day ($6,000). There is no Deferral Bonus increase applied, but the Deferral Bonus Base increases to the Payment Base.

       (3) The Deferral Bonus Period terminates upon the partial Surrender, and the Deferral Bonus Base is zero.

       (4) Market Increases continue to occur to the Payment Base; however, following the first partial Surrender, the Lifetime Benefit Payment amount does not increase due to the Market Increase.

EXAMPLE 4: ASSUME THE SAME FACTS AS ABOVE, BUT INSTEAD YOU MAKE A PARTIAL SURRENDER OF $10,000 INSTEAD OF ONE-TWELFTH OF THE LIFETIME BENEFIT PAYMENT.

                                                  ANNIVERSARY                                 LIFETIME              PPA
   VALUATION      CONTRACT    PAYMENT               PAYMENT               DEFERRAL             BENEFIT           TRANSFER
     DAYS         VALUE(1)      BASE                  BASE               BONUS BASE            PAYMENT             LIMIT
------------------------------------------------------------------------------------------------------------------------------
    Monday         $111,244    $113,540              $113,540              $113,540             $5,677             $5,677
    Tuesday         111,509     113,540               113,540               113,540              5,677              5,677
   Wednesday        103,404     108,964   (2)         108,964   (2)               0   (2)        5,459   (2)        5,459   (2)
   Thursday         102,517     108,964               108,964                     0              5,459              5,459
    Friday          104,759     108,964               108,964                     0              5,459              5,459

       (1)  Does not reflect Premium Based Charge, if applicable.

       (2) The partial Surrender in excess of the Lifetime Benefit Payment adjusts the Payment Base and the Anniversary Payment Base by a factor of 0.95969. The factor is derived as [1 - ( ($10,000 - $5,677) / ($112,931 - $5,677) ) ]. Upon the excess partial
            Surrender, the Lifetime Benefit Payment and PPA Transfer Limit values are reset. There is zero Lifetime Benefit Payment available.

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits.


HARTFORD LIFE INSURANCE COMPANY



B SHARES



                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.506          $12.609                -                -
  Accumulation Unit Value at end of
   period                                    $14.087          $12.506                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.039          $15.120                -                -
  Accumulation Unit Value at end of
   period                                    $17.702          $15.039                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.111           $9.258                -                -
  Accumulation Unit Value at end of
   period                                    $10.273           $9.111                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.740           $9.575                -                -
  Accumulation Unit Value at end of
   period                                    $11.247           $9.740                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -                -
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.899           $9.621                -                -
  Accumulation Unit Value at end of
   period                                    $11.269           $9.899                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150               27                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.656          $10.614                -                -
  Accumulation Unit Value at end of
   period                                    $12.019          $10.656                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                1                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.344          $10.306                -                -
  Accumulation Unit Value at end of
   period                                    $10.792          $10.344                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                1                -                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.147          $10.225                -                -
  Accumulation Unit Value at end of
   period                                    $10.670          $10.147                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.140          $10.183                -                -
  Accumulation Unit Value at end of
   period                                    $11.836          $10.140                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

APP B-2

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.773           $9.069                -                -
  Accumulation Unit Value at end of
   period                                    $10.272           $8.773                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.605          $10.699                -                -
  Accumulation Unit Value at end of
   period                                    $12.386          $10.605                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    189               66                -                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.634          $10.693                -                -
  Accumulation Unit Value at end of
   period                                    $12.379          $10.634                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161               23                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.911           $9.181                -                -
  Accumulation Unit Value at end of
   period                                    $10.410           $8.911                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               14                -                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.004           $9.283                -                -
  Accumulation Unit Value at end of
   period                                    $10.509           $9.004                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.934           $9.182                -                -
  Accumulation Unit Value at end of
   period                                    $10.081           $8.934                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62                4                -                -
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.295          $10.104                -                -
  Accumulation Unit Value at end of
   period                                    $11.446          $10.295                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59                3                -                -
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.494           $9.712                -                -
  Accumulation Unit Value at end of
   period                                    $10.372           $9.494                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                1                -                -
FIDELITY VIP CONTRAFUNDPORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.946          $14.052                -                -
  Accumulation Unit Value at end of
   period                                    $16.092          $13.946                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               19                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.779          $14.458                -                -
  Accumulation Unit Value at end of
   period                                    $15.684          $13.779                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                1                -                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.663          $12.638                -                -
  Accumulation Unit Value at end of
   period                                    $13.868          $12.663                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -                -

                                                                     APP B-3

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.648          $10.518                -                -
  Accumulation Unit Value at end of
   period                                    $11.908          $10.648                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15                2                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.382          $11.105                -                -
  Accumulation Unit Value at end of
   period                                    $12.641          $11.382                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56               12                -                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.221          $11.030                -                -
  Accumulation Unit Value at end of
   period                                    $13.184          $11.221                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.283          $10.283                -                -
  Accumulation Unit Value at end of
   period                                    $11.510          $10.283                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15                2                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.559           $8.725                -                -
  Accumulation Unit Value at end of
   period                                    $10.038           $8.559                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119               37                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.821           $9.796                -                -
  Accumulation Unit Value at end of
   period                                    $11.447           $9.821                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.763           $9.559                -                -
  Accumulation Unit Value at end of
   period                                    $10.990           $9.763                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               33                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.845           $9.025                -                -
  Accumulation Unit Value at end of
   period                                    $10.378           $8.845                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.836           $9.335                -                -
  Accumulation Unit Value at end of
   period                                    $10.369           $8.836                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.752           $9.238                -                -
  Accumulation Unit Value at end of
   period                                    $11.004           $8.752                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21                3                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.136          $10.047                -                -
  Accumulation Unit Value at end of
   period                                    $11.483          $10.136                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                8                -                -

APP B-4

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.983          $13.895                -                -
  Accumulation Unit Value at end of
   period                                    $16.023          $13.983                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    146               12                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.501           $8.756                -                -
  Accumulation Unit Value at end of
   period                                    $10.127           $8.501                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               20                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.941           $9.949                -                -
  Accumulation Unit Value at end of
   period                                     $9.876           $9.941                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                -                -                -
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.199          $10.231                -                -
  Accumulation Unit Value at end of
   period                                     $9.366          $10.199                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,991              490                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.570          $10.486                -                -
  Accumulation Unit Value at end of
   period                                    $11.265          $10.570                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               22                -                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.369          $10.311                -                -
  Accumulation Unit Value at end of
   period                                    $10.656          $10.369                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106               62                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.479           $9.366                -                -
  Accumulation Unit Value at end of
   period                                    $10.990           $9.479                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                1                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.013          $11.013                -                -
  Accumulation Unit Value at end of
   period                                    $12.106          $11.013                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.950          $13.220                -                -
  Accumulation Unit Value at end of
   period                                    $14.618          $12.950                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42                4                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.557          $12.871                -                -
  Accumulation Unit Value at end of
   period                                    $14.378          $12.557                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88               31                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.711          $12.954                -                -
  Accumulation Unit Value at end of
   period                                    $13.969          $12.711                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -                -

                                                                     APP B-5

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.560          $14.491                -                -
  Accumulation Unit Value at end of
   period                                    $16.441          $14.560                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.576          $12.486                -                -
  Accumulation Unit Value at end of
   period                                    $14.061          $12.576                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.198          $12.333                -                -
  Accumulation Unit Value at end of
   period                                    $13.401          $12.198                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               42                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.402          $11.603                -                -
  Accumulation Unit Value at end of
   period                                    $12.697          $11.402                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.919          $14.277                -                -
  Accumulation Unit Value at end of
   period                                    $16.190          $13.919                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.779           $9.202                -                -
  Accumulation Unit Value at end of
   period                                    $10.545           $8.779                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.133          $12.058                -                -
  Accumulation Unit Value at end of
   period                                    $12.905          $12.133                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                6                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.391          $12.368                -                -
  Accumulation Unit Value at end of
   period                                    $13.657          $12.391                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.849          $12.809                -                -
  Accumulation Unit Value at end of
   period                                    $14.794          $12.849                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               24                -                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.089          $10.004                -                -
  Accumulation Unit Value at end of
   period                                    $11.354          $10.089                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.489          $10.334                -                -
  Accumulation Unit Value at end of
   period                                    $11.900          $10.489                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106               23                -                -

APP B-6

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.078          $10.156                -                -
  Accumulation Unit Value at end of
   period                                    $11.495          $10.078                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               10                -                -
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.462           $9.544                -                -
  Accumulation Unit Value at end of
   period                                    $10.320           $9.462                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53                3                -                -
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.754          $10.084                -                -
  Accumulation Unit Value at end of
   period                                    $10.541           $9.754                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.528          $13.388                -                -
  Accumulation Unit Value at end of
   period                                    $16.035          $13.528                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -               30                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.756          $13.726                -                -
  Accumulation Unit Value at end of
   period                                    $15.967          $13.756                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -               28                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.543          $13.269                -                -
  Accumulation Unit Value at end of
   period                                    $14.235          $12.543                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    121               52                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.492           $9.770                -                -
  Accumulation Unit Value at end of
   period                                    $11.140           $9.492                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               16                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.909          $10.063                -                -
  Accumulation Unit Value at end of
   period                                    $11.319           $9.909                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                3                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.877          $10.050                -                -
  Accumulation Unit Value at end of
   period                                    $11.876           $9.877                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105               24                -                -
HUNTINGTON VA DIVIDEND CAPTURE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.872          $13.960          $12.187          $11.503
  Accumulation Unit Value at end of
   period                                    $16.495          $14.872          $13.960          $12.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                1                -
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.427          $10.217                -                -
  Accumulation Unit Value at end of
   period                                    $11.548          $10.427                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -                -                -

                                                                     APP B-7

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.258          $12.707          $11.624          $11.167
  Accumulation Unit Value at end of
   period                                    $13.471          $12.258          $12.707          $11.624
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                2                -
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.941          $10.105                -                -
  Accumulation Unit Value at end of
   period                                    $10.909           $9.941                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                -                -                -
HUNTINGTON VA INCOME EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.873          $13.961          $12.551          $11.689
  Accumulation Unit Value at end of
   period                                    $16.386          $14.873          $13.961          $12.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                1                -
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.585          $10.340                -                -
  Accumulation Unit Value at end of
   period                                    $11.645          $10.585                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    140                9                -                -
HUNTINGTON VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.551          $13.125          $12.081          $11.649
  Accumulation Unit Value at end of
   period                                    $13.106          $11.551          $13.125          $12.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                8                2                -
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.356           $9.591                -                -
  Accumulation Unit Value at end of
   period                                    $10.600           $9.356                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89                5                -                -
HUNTINGTON VA MACRO 100 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.698          $13.952          $12.287          $11.534
  Accumulation Unit Value at end of
   period                                    $15.076          $13.698          $13.952          $12.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                1                -
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.244          $10.160                -                -
  Accumulation Unit Value at end of
   period                                    $11.257          $10.244                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    146                9                -                -
HUNTINGTON VA MID CORP AMERICA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.546          $15.035          $12.305          $11.591
  Accumulation Unit Value at end of
   period                                    $16.585          $14.546          $15.035          $12.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3                1                -
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.038          $10.186                -                -
  Accumulation Unit Value at end of
   period                                    $11.427          $10.038                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                -                -                -
HUNTINGTON VA MORTGAGE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.332          $10.816          $10.363          $10.286
  Accumulation Unit Value at end of
   period                                    $11.653          $11.332          $10.816          $10.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               10                4                -
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.069           $9.970                -                -
  Accumulation Unit Value at end of
   period                                    $10.339          $10.069                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                -                -                -

APP B-8

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.490          $12.690          $11.881          $11.353
  Accumulation Unit Value at end of
   period                                    $14.354          $13.490          $12.690          $11.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.547          $10.405                -                -
  Accumulation Unit Value at end of
   period                                    $11.206          $10.547                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HUNTINGTON VA SITUS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.448          $15.669          $12.150          $11.686
  Accumulation Unit Value at end of
   period                                    $18.849          $15.448          $15.669          $12.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                2                -
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.096          $10.300                -                -
  Accumulation Unit Value at end of
   period                                    $12.300          $10.096                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                -                -                -



C SHARES



                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.374          $13.499                -                -
  Accumulation Unit Value at end of
   period                                    $14.937          $13.374                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.239          $17.351                -                -
  Accumulation Unit Value at end of
   period                                    $20.119          $17.239                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.059           $9.215                -                -
  Accumulation Unit Value at end of
   period                                    $10.128           $9.059                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.664           $9.511                -                -
  Accumulation Unit Value at end of
   period                                    $11.065           $9.664                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.833           $9.567                -                -
  Accumulation Unit Value at end of
   period                                    $11.099           $9.833                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.983          $13.943                -                -
  Accumulation Unit Value at end of
   period                                    $15.638          $13.983                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

                                                                     APP B-9

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.486          $12.454                -                -
  Accumulation Unit Value at end of
   period                                    $12.917          $12.486                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.220          $12.327                -                -
  Accumulation Unit Value at end of
   period                                    $12.741          $12.220                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.855          $14.935                -                -
  Accumulation Unit Value at end of
   period                                    $17.165          $14.855                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.034          $16.591                -                -
  Accumulation Unit Value at end of
   period                                    $18.614          $16.034                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.518          $15.673                -                -
  Accumulation Unit Value at end of
   period                                    $17.972          $15.518                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.990          $14.083                -                -
  Accumulation Unit Value at end of
   period                                    $16.148          $13.990                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                -                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.471          $13.893                -                -
  Accumulation Unit Value at end of
   period                                    $15.603          $13.471                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.086          $15.571                -                -
  Accumulation Unit Value at end of
   period                                    $17.458          $15.086                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.865           $9.121                -                -
  Accumulation Unit Value at end of
   period                                     $9.918           $8.865                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.215          $10.037                -                -
  Accumulation Unit Value at end of
   period                                    $11.261          $10.215                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.420           $9.648                -                -
  Accumulation Unit Value at end of
   period                                    $10.205           $9.420                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

APP B-10

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.050          $15.180                -                -
  Accumulation Unit Value at end of
   period                                    $17.219          $15.050                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.088          $16.899                -                -
  Accumulation Unit Value at end of
   period                                    $18.156          $16.088                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.283          $10.275                -                -
  Accumulation Unit Value at end of
   period                                    $11.167          $10.283                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.940          $15.762                -                -
  Accumulation Unit Value at end of
   period                                    $17.675          $15.940                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.262          $10.999                -                -
  Accumulation Unit Value at end of
   period                                    $12.402          $11.262                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.155          $15.898                -                -
  Accumulation Unit Value at end of
   period                                    $18.822          $16.155                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.319          $14.335                -                -
  Accumulation Unit Value at end of
   period                                    $15.893          $14.319                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.493           $8.666                -                -
  Accumulation Unit Value at end of
   period                                     $9.876           $8.493                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.744           $9.730                -                -
  Accumulation Unit Value at end of
   period                                    $11.262           $9.744                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.687           $9.495                -                -
  Accumulation Unit Value at end of
   period                                    $10.813           $9.687                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.776           $8.965                -                -
  Accumulation Unit Value at end of
   period                                    $10.210           $8.776                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

                                                                    APP B-11

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.767           $9.273                -                -
  Accumulation Unit Value at end of
   period                                    $10.202           $8.767                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.685           $9.177                -                -
  Accumulation Unit Value at end of
   period                                    $10.826           $8.685                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.058           $9.980                -                -
  Accumulation Unit Value at end of
   period                                    $11.298          $10.058                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.029          $10.972                -                -
  Accumulation Unit Value at end of
   period                                    $12.531          $11.029                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.435           $8.698                -                -
  Accumulation Unit Value at end of
   period                                     $9.963           $8.435                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.864           $9.883                -                -
  Accumulation Unit Value at end of
   period                                     $9.717           $9.864                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                2                -                -
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.149          $10.192                -                -
  Accumulation Unit Value at end of
   period                                     $9.241          $10.149                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                1                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.488          $10.416                -                -
  Accumulation Unit Value at end of
   period                                    $11.083          $10.488                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                -                -                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.288          $10.243                -                -
  Accumulation Unit Value at end of
   period                                    $10.484          $10.288                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.406           $9.303                -                -
  Accumulation Unit Value at end of
   period                                    $10.812           $9.406                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.939          $10.951                -                -
  Accumulation Unit Value at end of
   period                                    $11.923          $10.939                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

APP B-12

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.574          $13.873                -                -
  Accumulation Unit Value at end of
   period                                    $15.193          $13.574                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.387          $14.763                -                -
  Accumulation Unit Value at end of
   period                                    $16.335          $14.387                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.043          $10.246                -                -
  Accumulation Unit Value at end of
   period                                    $10.944          $10.043                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.362          $15.306                -                -
  Accumulation Unit Value at end of
   period                                    $17.200          $15.362                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.825          $15.729                -                -
  Accumulation Unit Value at end of
   period                                    $17.544          $15.825                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.619          $10.748                -                -
  Accumulation Unit Value at end of
   period                                    $11.568          $10.619                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.974          $13.218                -                -
  Accumulation Unit Value at end of
   period                                    $14.326          $12.974                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.183          $15.591                -                -
  Accumulation Unit Value at end of
   period                                    $17.511          $15.183                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.711           $9.140                -                -
  Accumulation Unit Value at end of
   period                                    $10.374           $8.711                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.013          $12.946                -                -
  Accumulation Unit Value at end of
   period                                    $13.723          $13.013                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.914          $12.904                -                -
  Accumulation Unit Value at end of
   period                                    $14.113          $12.914                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

                                                                    APP B-13

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.469          $13.441                -                -
  Accumulation Unit Value at end of
   period                                    $15.376          $13.469                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.970          $12.875                -                -
  Accumulation Unit Value at end of
   period                                    $14.472          $12.970                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.651          $13.465                -                -
  Accumulation Unit Value at end of
   period                                    $15.357          $13.651                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.000          $10.088                -                -
  Accumulation Unit Value at end of
   period                                    $11.309          $10.000                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.389           $9.481                -                -
  Accumulation Unit Value at end of
   period                                    $10.153           $9.389                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.679          $10.016                -                -
  Accumulation Unit Value at end of
   period                                    $10.371           $9.679                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.965          $10.864                -                -
  Accumulation Unit Value at end of
   period                                    $12.887          $10.965                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.920          $10.908                -                -
  Accumulation Unit Value at end of
   period                                    $12.568          $10.920                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.998           $9.529                -                -
  Accumulation Unit Value at end of
   period                                    $10.125           $8.998                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.557          $13.969                -                -
  Accumulation Unit Value at end of
   period                                    $15.777          $13.557                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.680          $13.907                -                -
  Accumulation Unit Value at end of
   period                                    $15.494          $13.680                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                -                -                -

APP B-14

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.274          $13.522                -                -
  Accumulation Unit Value at end of
   period                                    $15.825          $13.274                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -



I SHARES



                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.616          $12.714                -                -
  Accumulation Unit Value at end of
   period                                    $14.260          $12.616                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.172          $15.247                -                -
  Accumulation Unit Value at end of
   period                                    $17.920          $15.172                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.132           $9.275                -                -
  Accumulation Unit Value at end of
   period                                    $10.333           $9.132                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.771           $9.602                -                -
  Accumulation Unit Value at end of
   period                                    $11.323           $9.771                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.927           $9.644                -                -
  Accumulation Unit Value at end of
   period                                    $11.340           $9.927                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.633          $13.574                -                -
  Accumulation Unit Value at end of
   period                                    $15.432          $13.633                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.832          $11.784                -                -
  Accumulation Unit Value at end of
   period                                    $12.388          $11.832                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.586          $11.670                -                -
  Accumulation Unit Value at end of
   period                                    $12.225          $11.586                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.229          $13.280                -                -
  Accumulation Unit Value at end of
   period                                    $15.471          $13.229                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -                -

                                                                    APP B-15

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.376          $12.786                -                -
  Accumulation Unit Value at end of
   period                                    $14.541          $12.376                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.819          $13.935                -                -
  Accumulation Unit Value at end of
   period                                    $16.197          $13.819                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.117          $13.184                -                -
  Accumulation Unit Value at end of
   period                                    $15.323          $13.117                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.294          $11.630                -                -
  Accumulation Unit Value at end of
   period                                    $13.239          $11.294                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.462          $12.843                -                -
  Accumulation Unit Value at end of
   period                                    $14.596          $12.462                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.963           $9.207                -                -
  Accumulation Unit Value at end of
   period                                    $10.149           $8.963                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -                -
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.328          $10.132                -                -
  Accumulation Unit Value at end of
   period                                    $11.523          $10.328                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -                -
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.524           $9.739                -                -
  Accumulation Unit Value at end of
   period                                    $10.442           $9.524                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FIDELITY VIP CONTRAFUNDPORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.069          $14.169                -                -
  Accumulation Unit Value at end of
   period                                    $16.291          $14.069                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.900          $14.579                -                -
  Accumulation Unit Value at end of
   period                                    $15.877          $13.900                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.774          $12.744                -                -
  Accumulation Unit Value at end of
   period                                    $14.039          $12.774                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

APP B-16

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.712          $13.538                -                -
  Accumulation Unit Value at end of
   period                                    $15.389          $13.712                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.978          $14.606                -                -
  Accumulation Unit Value at end of
   period                                    $16.693          $14.978                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.145          $14.880                -                -
  Accumulation Unit Value at end of
   period                                    $17.857          $15.145                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.575          $12.570                -                -
  Accumulation Unit Value at end of
   period                                    $14.126          $12.575                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.587           $8.749                -                -
  Accumulation Unit Value at end of
   period                                    $10.105           $8.587                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.852           $9.823                -                -
  Accumulation Unit Value at end of
   period                                    $11.524           $9.852                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.794           $9.585                -                -
  Accumulation Unit Value at end of
   period                                    $11.064           $9.794                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.873           $9.050                -                -
  Accumulation Unit Value at end of
   period                                    $10.447           $8.873                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.864           $9.361                -                -
  Accumulation Unit Value at end of
   period                                    $10.439           $8.864                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.781           $9.264                -                -
  Accumulation Unit Value at end of
   period                                    $11.078           $8.781                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.169          $10.074                -                -
  Accumulation Unit Value at end of
   period                                    $11.561          $10.169                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -                -

                                                                    APP B-17

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.106          $14.011                -                -
  Accumulation Unit Value at end of
   period                                    $16.221          $14.106                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.529           $8.780                -                -
  Accumulation Unit Value at end of
   period                                    $10.195           $8.529                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.973           $9.976                -                -
  Accumulation Unit Value at end of
   period                                     $9.943           $9.973                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                1                -                -
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.220          $10.247                -                -
  Accumulation Unit Value at end of
   period                                     $9.417          $10.220                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.604          $10.514                -                -
  Accumulation Unit Value at end of
   period                                    $11.341          $10.604                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.402          $10.340                -                -
  Accumulation Unit Value at end of
   period                                    $10.727          $10.402                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.510           $9.391                -                -
  Accumulation Unit Value at end of
   period                                    $11.064           $9.510                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.043          $11.038                -                -
  Accumulation Unit Value at end of
   period                                    $12.182          $11.043                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.064          $13.331                -                -
  Accumulation Unit Value at end of
   period                                    $14.798          $13.064                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.667          $12.978                -                -
  Accumulation Unit Value at end of
   period                                    $14.556          $12.667                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.822          $13.062                -                -
  Accumulation Unit Value at end of
   period                                    $14.142          $12.822                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

APP B-18

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.688          $14.611                -                -
  Accumulation Unit Value at end of
   period                                    $16.644          $14.688                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.679          $12.583                -                -
  Accumulation Unit Value at end of
   period                                    $14.226          $12.679                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.298          $12.429                -                -
  Accumulation Unit Value at end of
   period                                    $13.558          $12.298                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.495          $11.693                -                -
  Accumulation Unit Value at end of
   period                                    $12.846          $11.495                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.041          $14.396                -                -
  Accumulation Unit Value at end of
   period                                    $16.389          $14.041                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.807           $9.227                -                -
  Accumulation Unit Value at end of
   period                                    $10.616           $8.807                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.240          $12.159                -                -
  Accumulation Unit Value at end of
   period                                    $13.064          $12.240                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.500          $12.471                -                -
  Accumulation Unit Value at end of
   period                                    $13.826          $12.500                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.962          $12.916                -                -
  Accumulation Unit Value at end of
   period                                    $14.976          $12.962                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.224          $12.116                -                -
  Accumulation Unit Value at end of
   period                                    $13.804          $12.224                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.109          $12.910                -                -
  Accumulation Unit Value at end of
   period                                    $14.925          $13.109                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

                                                                    APP B-19

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.110          $10.184                -                -
  Accumulation Unit Value at end of
   period                                    $11.572          $10.110                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.493           $9.570                -                -
  Accumulation Unit Value at end of
   period                                    $10.389           $9.493                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -                -
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.785          $10.111                -                -
  Accumulation Unit Value at end of
   period                                    $10.612           $9.785                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.647          $13.500                -                -
  Accumulation Unit Value at end of
   period                                    $16.233          $13.647                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.877          $13.840                -                -
  Accumulation Unit Value at end of
   period                                    $16.164          $13.877                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.654          $13.380                -                -
  Accumulation Unit Value at end of
   period                                    $14.411          $12.654                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.037          $12.384                -                -
  Accumulation Unit Value at end of
   period                                    $14.178          $12.037                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.404          $12.590                -                -
  Accumulation Unit Value at end of
   period                                    $14.217          $12.404                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.290          $12.499                -                -
  Accumulation Unit Value at end of
   period                                    $14.829          $12.290                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -



L SHARES



                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.059          $10.153                -                -
  Accumulation Unit Value at end of
   period                                    $11.241          $10.059                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

APP B-20

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.291          $10.357                -                -
  Accumulation Unit Value at end of
   period                                    $12.016          $10.291                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.062           $9.218                -                -
  Accumulation Unit Value at end of
   period                                    $10.137           $9.062                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.669           $9.515                -                -
  Accumulation Unit Value at end of
   period                                    $11.076           $9.669                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.837           $9.570                -                -
  Accumulation Unit Value at end of
   period                                    $11.109           $9.837                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                -                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.550          $10.519                -                -
  Accumulation Unit Value at end of
   period                                    $11.805          $10.550                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.241          $10.214                -                -
  Accumulation Unit Value at end of
   period                                    $10.599          $10.241                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.046          $10.134                -                -
  Accumulation Unit Value at end of
   period                                    $10.479          $10.046                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.039          $10.092                -                -
  Accumulation Unit Value at end of
   period                                    $11.625          $10.039                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.686           $8.987                -                -
  Accumulation Unit Value at end of
   period                                    $10.089           $8.686                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.499          $10.603                -                -
  Accumulation Unit Value at end of
   period                                    $12.165          $10.499                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               18                -                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.528          $10.597                -                -
  Accumulation Unit Value at end of
   period                                    $12.158          $10.528                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22                4                -                -

                                                                    APP B-21

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.822           $9.098                -                -
  Accumulation Unit Value at end of
   period                                    $10.224           $8.822                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                2                -                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.914           $9.200                -                -
  Accumulation Unit Value at end of
   period                                    $10.321           $8.914                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.869           $9.124                -                -
  Accumulation Unit Value at end of
   period                                     $9.928           $8.869                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                3                -                -
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.220          $10.041                -                -
  Accumulation Unit Value at end of
   period                                    $11.272          $10.220                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                3                -                -
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.424           $9.651                -                -
  Accumulation Unit Value at end of
   period                                    $10.214           $9.424                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FIDELITY VIP CONTRAFUNDPORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.713          $10.806                -                -
  Accumulation Unit Value at end of
   period                                    $12.263          $10.713                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26                3                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.565          $10.047                -                -
  Accumulation Unit Value at end of
   period                                    $10.800           $9.565                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.290          $10.281                -                -
  Accumulation Unit Value at end of
   period                                    $11.180          $10.290                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.542          $10.424                -                -
  Accumulation Unit Value at end of
   period                                    $11.696          $10.542                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.269          $11.005                -                -
  Accumulation Unit Value at end of
   period                                    $12.416          $11.269                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.109          $10.931                -                -
  Accumulation Unit Value at end of
   period                                    $12.949          $11.109                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -

APP B-22

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.180          $10.191                -                -
  Accumulation Unit Value at end of
   period                                    $11.305          $10.180                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.497           $8.670                -                -
  Accumulation Unit Value at end of
   period                                     $9.885           $8.497                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               40                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.749           $9.734                -                -
  Accumulation Unit Value at end of
   period                                    $11.273           $9.749                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.692           $9.499                -                -
  Accumulation Unit Value at end of
   period                                    $10.823           $9.692                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               35                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.780           $8.969                -                -
  Accumulation Unit Value at end of
   period                                    $10.220           $8.780                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.771           $9.277                -                -
  Accumulation Unit Value at end of
   period                                    $10.211           $8.771                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.689           $9.180                -                -
  Accumulation Unit Value at end of
   period                                    $10.836           $8.689                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.063           $9.984                -                -
  Accumulation Unit Value at end of
   period                                    $11.309          $10.063                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.036          $10.978                -                -
  Accumulation Unit Value at end of
   period                                    $12.545          $11.036                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    225                -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.439           $8.701                -                -
  Accumulation Unit Value at end of
   period                                     $9.972           $8.439                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               14                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.868           $9.887                -                -
  Accumulation Unit Value at end of
   period                                     $9.726           $9.868                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

                                                                    APP B-23

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.152          $10.194                -                -
  Accumulation Unit Value at end of
   period                                     $9.248          $10.152                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    772              125                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.493          $10.420                -                -
  Accumulation Unit Value at end of
   period                                    $11.094          $10.493                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               12                -                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.293          $10.247                -                -
  Accumulation Unit Value at end of
   period                                    $10.494          $10.293                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.410           $9.307                -                -
  Accumulation Unit Value at end of
   period                                    $10.823           $9.410                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                2                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.943          $10.954                -                -
  Accumulation Unit Value at end of
   period                                    $11.934          $10.943                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.675          $10.909                -                -
  Accumulation Unit Value at end of
   period                                    $11.954          $10.675                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                1                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.812          $10.068                -                -
  Accumulation Unit Value at end of
   period                                    $11.146           $9.812                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21                9                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.049          $10.252                -                -
  Accumulation Unit Value at end of
   period                                    $10.956          $10.049                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.324          $11.282                -                -
  Accumulation Unit Value at end of
   period                                    $12.686          $11.324                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.543          $10.478                -                -
  Accumulation Unit Value at end of
   period                                    $11.693          $10.543                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.625          $10.754                -                -
  Accumulation Unit Value at end of
   period                                    $11.581          $10.625                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               15                -                -

APP B-24

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.424          $10.619                -                -
  Accumulation Unit Value at end of
   period                                    $11.516          $10.424                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.993          $11.287                -                -
  Accumulation Unit Value at end of
   period                                    $12.685          $10.993                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.715           $9.144                -                -
  Accumulation Unit Value at end of
   period                                    $10.384           $8.715                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.365          $10.312                -                -
  Accumulation Unit Value at end of
   period                                    $10.937          $10.365                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.498          $10.489                -                -
  Accumulation Unit Value at end of
   period                                    $11.479          $10.498                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.682          $10.659                -                -
  Accumulation Unit Value at end of
   period                                    $12.200          $10.682                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28                3                -                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.989           $9.915                -                -
  Accumulation Unit Value at end of
   period                                    $11.151           $9.989                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.384          $10.242                -                -
  Accumulation Unit Value at end of
   period                                    $11.688          $10.384                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                -                -                -
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.004          $10.092                -                -
  Accumulation Unit Value at end of
   period                                    $11.320          $10.004                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.393           $9.484                -                -
  Accumulation Unit Value at end of
   period                                    $10.163           $9.393                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                3                -                -
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.683          $10.020                -                -
  Accumulation Unit Value at end of
   period                                    $10.381           $9.683                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -

                                                                    APP B-25

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2012             2011             2010             2009
-------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.972          $10.870                -                -
  Accumulation Unit Value at end of
   period                                    $12.902          $10.972                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.927          $10.914                -                -
  Accumulation Unit Value at end of
   period                                    $12.582          $10.927                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.003           $9.534                -                -
  Accumulation Unit Value at end of
   period                                    $10.136           $9.003                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                -                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.397           $9.682                -                -
  Accumulation Unit Value at end of
   period                                    $10.941           $9.397                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                2                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.810           $9.973                -                -
  Accumulation Unit Value at end of
   period                                    $11.116           $9.810                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.778           $9.960                -                -
  Accumulation Unit Value at end of
   period                                    $11.664           $9.778                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                1                -                -

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C - FUND DATA


I. INVESTMENT OPTIONS (STANDARD)



FUNDING OPTION                                     INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation      Total return with a low to moderate          Invesco Advisers, Inc.
  Fund - Series II                          correlation to traditional financial market
                                            indices
 Invesco V.I. Core Equity Fund - Series II  Seeks long-term growth of capital            Invesco Advisers, Inc.
 Invesco V.I. International Growth Fund -   Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series II
 Invesco V.I. Mid Cap Core Equity Fund -    Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series II
 Invesco V.I. Money Market Fund - Series    Seeks to provide current income consistent   Invesco Advisers, Inc.
  II*(1)                                    with preservation of capital and liquidity
 Invesco V.I. Small Cap Equity Fund -       Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series II
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
FUND, INC.
 AllianceBernstein VPS Balanced Wealth      Maximize total return consistent with        AllianceBernstein, L.P.
  Strategy Portfolio - Class B              Adviser's determination of reasonable risk
 AllianceBernstein VPS Small/Mid Cap Value  Seeks long-term growth of capital            AllianceBernstein, L.P.
  Portfolio - Class B
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 American Century VP Growth Fund - Class    Seeks long-term capital growth               American Century Investment Management,
  II                                                                                     Inc.
 American Century VP Mid Cap Value Fund -   Seeks long-term capital growth with income   American Century Investment Management,
  Class II                                  is a secondary objective                     Inc.
 American Century VP Value Fund - Class II  Seeks long-term capital growth with income   American Century Investment Management,
                                            as a secondary objective.                    Inc.
BLACKROCK VARIABLE SERIES FUNDS, INC.
 BlackRock Capital Appreciation V.I. Fund   Seeks long-term growth of capital            BlackRock Advisors, Inc.
  - Class III                                                                            Sub-advised by BlackRock Investment
                                                                                         Management, LLC
 BlackRock Equity Dividend V.I. Fund -      Seeks long-term total return and current     BlackRock Advisors, LLC
  Class III                                 income                                       Sub-advised by BlackRock Investment
                                                                                         Management, LLC
 BlackRock Global Allocation V.I. Fund -    Seeks high total investment return           BlackRock Advisors, LLC
  Class III                                                                              Sub-advised by BlackRock Investment
                                                                                         Management, LLC and BlackRock International
                                                                                         Limited
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
 Fidelity(R) VIP Contrafund(R) Portfolio -  Seeks long-term capital appreciation         Fidelity Management & Research Company
  Service Class 2                                                                        Sub-advised by FMR Co., Inc. and other
                                                                                         Fidelity affiliates

APP C-2

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) VIP Mid Cap Portfolio -     Seeks long-term growth of capital            Fidelity Management & Research Company
  Service Class 2                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Strategic Income        Seeks a high level of current income. The    Fidelity Investments Money Management
  Portfolio - Service Class 2            fund may also seek capital appreciation
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund -       Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  Class 4                                prospects for capital appreciation           Sub-advised by Templeton Investment
                                                                                      Counsel, LLC
 Franklin Rising Dividends Securities    Seeks long-term capital appreciation with    Franklin Advisory Services, LLC
  Fund - Class 4                         preservation of capital as an important
                                         consideration
 Franklin Small Cap Value Securities     Seeks long-term total return                 Franklin Advisory Services, LLC
  Fund - Class 4
 Franklin Strategic Income Securities    Seeks a high level of current income, with   Franklin Advisers, Inc.
  Fund - Class 4                         capital appreciation over the long term as
                                         a secondary goal
 Mutual Global Discovery Securities      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  Fund - Class 4                                                                      Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 Mutual Shares Securities Fund - Class   Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  4                                      secondary goal
 Templeton Foreign Securities Fund -     Seeks long-term capital growth               Templeton Investment Counsel, LLC
  Class 4
 Templeton Global Bond Securities Fund   Seeks high current income, consistent with   Franklin Advisers, Inc.
  - Class 4                              preservation of capital, with capital
                                         appreciation as a secondary consideration
 Templeton Growth Securities Fund -      Seeks long-term capital growth               Templeton Global Advisors Limited
  Class 4
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund  Seeks capital appreciation                   Hartford Funds Management Company, LLC
  - Class IB                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford U.S. Government Securities     Seeks to maximize total return while         Hartford Funds Management Company, LLC
  HLS Fund - Class IB                    providing shareholders with a high level of  Sub-advised by Wellington Management
                                         current income consistent with prudent       Company, LLP
                                         investment risk
HARTFORD SERIES FUND, INC.
 American Funds Blue Chip Income and     Seeks to produce income exceeding the        Hartford Funds Management Company, LLC
  Growth HLS Fund - Class IB             average yield on U.S. stocks generally (as
                                         represented by the average yield on the S&P
                                         500 Index) and to provide an opportunity
                                         for growth of principal consistent with
                                         sound common stock investing.
 American Funds Bond HLS Fund - Class    Seeks to maximize current income and         Hartford Funds Management Company, LLC
  IB                                     preservation of capital.
 American Funds Global Bond HLS Fund -   Seeks a high level of total return over the  Hartford Funds Management Company, LLC
  Class IB                               long term

                                                                     APP C-3

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Funds Global Growth and        Seeks growth of capital over time and        Hartford Funds Management Company, LLC
  Income HLS Fund - Class IB             current income
 American Funds Global Small             Seeks growth of capital over time            Hartford Funds Management Company, LLC
  Capitalization HLS Fund - Class IB
 American Funds Growth HLS Fund - Class  Seeks growth of capital                      Hartford Funds Management Company, LLC
  IB
 American Funds Growth-Income HLS Fund   Seeks long-term growth of capital and        Hartford Funds Management Company, LLC
  - Class IB                             income over time
 American Funds International HLS Fund   Seeks long-term growth of capital over time  Hartford Funds Management Company, LLC
  - Class IB
 American Funds New World HLS Fund -     Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  Class IB
 Hartford Capital Appreciation HLS Fund  Seeks growth of capital                      Hartford Funds Management Company, LLC
  - Class IB                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund -  Seeks growth of capital                      Hartford Funds Management Company, LLC
  Class IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund   Seeks a high level of current income         Hartford Funds Management Company, LLC
  - Class IB                             consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Research HLS Fund -     Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  Class IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Growth HLS Fund - Class IB     Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford High Yield HLS Fund - Class    Seeks to provide high current income, and    Hartford Funds Management Company, LLC
  IB                                     long-term total return                       Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Index HLS Fund - Class IB      Seeks to provide investment results which    Hartford Funds Management Company, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate.
 Hartford International Opportunities    Seeks long-term growth of capital            Hartford Funds Management Company, LLC
  HLS Fund - Class IB                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Money Market HLS Fund - Class  Seeks maximum current income consistent      Hartford Funds Management Company, LLC
  IB*                                    with liquidity and preservation of capital   Sub-advised by Hartford Investment
                                                                                      Management Company

APP C-4

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Portfolio Diversifier HLS      Seeks to produce investment performance      Hartford Funds Management Company, LLC
  Fund - Class IB                        that mitigates against significant declines  Sub-advised by Hartford Investment
                                         in the aggregate value of investment         Management Company
                                         allocations to equity mutual funds under
                                         certain variable annuity contracts issued
                                         by Hartford Life Insurance Company and its
                                         affiliates, while also preserving the
                                         potential or modest appreciation in the
                                         Fund's net asset value when markets are
                                         appreciating
 Hartford Total Return Bond HLS Fund -   Seeks a competitive total return, with       Hartford Funds Management Company, LLC
  Class IB                               income as a secondary objective              Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Value HLS Fund - Class IB      Seeks long-term total return                 Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio -  Seeks high current income and the            Lord, Abbett & Co. LLC
  Class VC                               opportunity for capital appreciation to
                                         produce a high total return
 Lord Abbett Fundamental Equity          Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
  Portfolio - Class VC                   income without excessive fluctuations in
                                         market value
 Lord Abbett Growth and Income           Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
  Portfolio - Class VC                   income without excessive fluctuations in
                                         market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series - Service Class    Seeks capital appreciation                   MFS
 MFS(R) New Discovery Series - Service   Seeks capital appreciation                   MFS
  Class
 MFS(R) Research Bond Series - Service   Seeks total return with an emphasis on       MFS
  Class                                  current income, but also considering
                                         capital appreciation
 MFS(R) Total Return Series - Service    Seeks total return                           MFS
  Class
 MFS(R) Value Series - Service Class     Seeks capital appreciation                   MFS
PIMCO EQUITY SERIES VIT
 PIMCO EqS Pathfinder Portfolio -        Seeks capital appreciation                   Pacific Investment Management Company LLC
  Advisor Class
PIMCO VARIABLE INSURANCE TRUST
 PIMCO All Asset Portfolio - Advisor     Seeks maximum real return, consistent with   Pacific Investment Management Company LLC
  Class                                  preservation of real capital and prudent     Sub-advised by Research Affiliates
                                         investment management
 PIMCO Global-Multi Asset Portfolio -    Seeks maximum long-term absolute return,     Pacific Investment Management Company LLC
  Advisor Class                          consistent with prudent management of
                                         portfolio volatility.
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund - Class    Capital growth and current income            Putnam Investment Management, LLC
  IB

                                                                     APP C-5

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Investors Fund - Class IB     Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 Putnam VT Voyager Fund - Class IB       Capital appreciation                         Putnam Investment Management, LLC
 Fixed Accumulation Feature**            Preservation of capital                      General Account



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to Plus and Outlook products.



(1) The Fund will be available as an investment option on or about July 15, 2013.



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HUNTINGTON FUNDS
 Huntington VA Dividend Capture Fund     Total return with dividend income as an      Huntington Asset Advisors, Inc.
                                         important component of that return
 Huntington VA Growth Fund               Seeks long-term capital appreciation         Huntington Asset Advisors, Inc.
 Huntington VA Income Equity Fund        Current income and moderate appreciation of  Huntington Asset Advisors, Inc.
                                         capital
 Huntington VA International Equity      Seeks total return                           Huntington Asset Advisors, Inc.
  Fund
 Huntington VA Mid Corp America Fund     Seeks long-term capital appreciation         Huntington Asset Advisors, Inc.
 Huntington VA Mortgage Securities Fund  Current income                               Huntington Asset Advisors, Inc.
 Huntington VA Rotating Markets Fund     Seeks capital appreciation                   Huntington Asset Advisors, Inc.
 Huntington VA Situs Fund                Seeks long-term capital appreciation         Huntington Asset Advisors, Inc.
WELLS FARGO VARIABLE TRUST FUNDS
 Wells Fargo Advantage VT International  Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Equity Fund - Class 2                                                               Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Intrinsic      Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Value Fund - Class 2                                                                Sub-advised by Metropolitan West Capital
                                                                                      Management, LLC
 Wells Fargo Advantage VT Omega Growth   Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Fund - Class 2                                                                      Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Opportunity    Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Fund - Class 2                                                                      Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Small Cap      Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Growth Fund - Class 2                                                               Sub-advised by Wells Capital Management
                                                                                      Incorporated
 Wells Fargo Advantage VT Small Cap      Seeks long-term capital appreciation         Wells Fargo Funds Management, LLC
  Value Fund - Class 2                                                                Sub-advised by Wells Capital Management
                                                                                      Incorporated

                                                                     APP D-1

-------------------------------------------------------------------------------

APPENDIX D - OPTIONAL RIDER INVESTMENT RESTRICTIONS

If you elect Future6 or Safety Plus, you must choose one of the following models*. The models will be re-balanced monthly.

                  PERSONAL PROTECTION PORTFOLIOS (11/14/2011)

HARTFORD STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Hartford Capital Appreciation HLS Fund                                       20%
Hartford Dividend and Growth HLS Fund                                        20%
Hartford International Opportunities HLS Fund                                10%
TOTAL                                                                       100%

AMERICAN STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
American Funds Growth HLS Fund                                               20%
American Funds Growth-Income HLS Fund                                        20%
American Funds International HLS Fund                                        10%
TOTAL                                                                       100%

FRANKLIN STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Templeton Growth Securities Fund                                             20%
Mutual Shares Securities Fund                                                20%
Franklin Rising Dividends Securities Fund                                    10%
TOTAL                                                                       100%

FOUR FOR CORE STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
American Funds Growth-Income HLS Fund                                        20%
Invesco V.I. Core Equity Fund                                                20%
Hartford International Opportunities HLS Fund                                10%
TOTAL                                                                       100%

FOUR FOR FLEXIBILITY STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
BlackRock Equity Dividend V.I. Fund                                          18%
BlackRock Capital Appreciation V.I. Fund                                     17%
PIMCO EqS Pathfinder Portfolio                                               15%
TOTAL                                                                       100%

APP D-2

-------------------------------------------------------------------------------

             PERSONAL PROTECTION PORTFOLIOS (11/14/2011), CONTINUED

FOUR FOR GROWTH STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Lord Abbett Fundamental Equity Portfolio                                     20%
American Funds Growth HLS Fund                                               20%
Invesco V.I. International Growth Fund                                       10%
TOTAL                                                                       100%

FOUR FOR VALUE STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
American Funds Blue Chip Income and Growth HLS Fund                          20%
Hartford Value HLS Fund                                                      20%
Templeton Foreign Securities Fund                                            10%
TOTAL                                                                       100%

DIVERSI-FIVE STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Fidelity VIP Contrafund Portfolio                                            20%
Invesco V.I. International Growth Fund                                        5%
MFS Value Series                                                             20%
Templeton Foreign Securities Fund                                             5%
TOTAL                                                                       100%

FIVE FOR BALANCE STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
American Century VP Value Fund                                               20%
Putnam VT Voyager Fund                                                       20%
Invesco V.I. International Growth Fund                                        5%
Templeton Foreign Securities Fund                                             5%
TOTAL                                                                       100%

INDEX STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Hartford Index HLS Fund                                                      50%
TOTAL                                                                       100%

HUNTINGTON WORLD CLASS DIVERSIFIER STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Huntington Macro 100 Fund                                                    20%
Huntington Income Equity Fund                                                20%
Huntington International Equity Fund                                         10%
TOTAL                                                                       100%

* For Future6, in the event that your Contract Value reduces below the minimum amount rule and you fail to transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days, we will exercise our reserved contractual rights to reallocate these sums to the money market Sub-Account.

                                                                     APP D-3

-------------------------------------------------------------------------------

If you elect MAV V or Future5, you may choose to invest in either the Portfolio Planner Asset Allocation Models, the Investment Strategy Models or approved individual Sub-Accounts**. The Models will be re-balanced quarterly.

             PORTFOLIO PLANNER ASSET ALLOCATION MODEL (11/14/2011)

                                                                     MODERATE
FUND                              CONSERVATIVE       BALANCED         GROWTH          GROWTH
------------------------------------------------------------------------------------------------
American Century VP Mid Cap
 Value Fund                              0%               0%              0%              2%
American Funds Growth HLS Fund           2%               4%              4%              5%
Fidelity VIP Mid Cap Portfolio           2%               3%              3%              2%
Franklin Small Cap Value
 Securities Fund                         0%               0%              1%              1%
Franklin Strategic Income
 Securities Fund                         5%               4%              3%              3%
Hartford Capital Appreciation
 HLS Fund                                1%               3%              3%              3%
Hartford Dividend and Growth
 HLS Fund                                1%               3%              3%              4%
Hartford Growth Opportunities
 HLS Fund                                3%               3%              4%              4%
Hartford High Yield HLS Fund            10%               5%              5%              5%
Hartford International
 Opportunities HLS Fund                  0%               0%              0%              2%
Hartford Total Return Bond HLS
 Fund                                   15%              11%              9%              5%
Huntington VA Dividend Capture
 Fund                                    2%               2%              3%              3%
Huntington VA Growth Fund                2%               4%              5%              6%
Huntington VA Income Equity
 Fund                                    2%               3%              4%              4%
Huntington VA International
 Equity Fund                             3%               6%              8%              8%
Huntington VA Macro 100 Fund             2%               3%              4%              4%
Huntington VA Mid Corp America
 Fund                                    2%               2%              3%              4%
Huntington VA Mortgage
 Securities Fund                        15%              12%              8%              6%
Huntington VA Situs Fund                 1%               2%              2%              3%
Invesco V.I. International
 Growth Fund                             2%               2%              3%              3%
Invesco V.I. Small Cap Equity
 Fund                                    1%               1%              1%              1%
Lord Abbett Fundamental Equity
 Portfolio                               1%               4%              4%              5%
MFS Research Bond Series                15%              11%              9%              6%
MFS Value Series                         2%               3%              3%              4%
Templeton Foreign Securities
 Fund                                    1%               2%              2%              4%
Templeton Global Bond
 Securities Fund                        10%               7%              6%              5%
TOTAL                                  100%             100%            100%            100%

** For Future5, in the event that your Contract Value reduces below the minimum amount rule and you fail to transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days, we will exercise our reserved contractual rights to reallocate these sums to the money market Sub-Account.

APP D-4

-------------------------------------------------------------------------------

                   INVESTMENT STRATEGIES MODELS (11/14/2011)

HARTFORD CHECKS AND BALANCES

Hartford Capital Appreciation HLS Fund                                       33%
Hartford Dividend and Growth HLS Fund                                        33%
Hartford Total Return Bond HLS Fund                                          34%
TOTAL                                                                       100%

FRANKLIN FOUNDING INVESTMENT STRATEGY

Franklin Income Securities Fund                                              34%
Mutual Shares Securities Fund                                                33%
Templeton Growth Securities Fund                                             33%
TOTAL                                                                       100%

AMERICAN GROWTH FOUNDATION STRATEGY

American Funds Bond HLS Fund                                                 30%
American Funds Global Small Capitalization HLS Fund                          10%
American Funds Growth HLS Fund                                               25%
American Funds Growth-Income HLS Fund                                        20%
American Funds International HLS Fund                                        15%
TOTAL                                                                       100%

CORE FOUR

American Funds International HLS Fund                                        25%
Franklin Income Securities Fund                                              25%
Hartford Growth Opportunities HLS Fund                                       25%
Hartford Total Return Bond HLS Fund                                          25%
TOTAL                                                                       100%

HUNTINGTON WORLD CLASS GROWTH STRATEGY

American Funds Global Growth & Income HLS Fund                               15%
Franklin Income Securities Fund                                              15%
Hartford Growth Opportunities HLS Fund                                       15%
Hartford Total Return Bond HLS Fund                                          25%
Huntington VA International Equity Fund                                      15%
Huntington VA Mid Corp America Fund                                          10%
Huntington VA Situs Fund                                                      5%
TOTAL                                                                       100%

                                                                     APP D-5

-------------------------------------------------------------------------------

INDIVIDUAL SUB-ACCOUNTS 11/14/2011

AlianceBernstein VPS Balanced Wealth Strategy Portfolio
BlackRock Global Allocation V.I. Fund
Invesco V.I. Balanced Risk Allocation Fund
MFS Total Return Series
PIMCO All Asset Portfolio
PIMCO Global-Multi Asset Portfolio

                    APP E-1

--------------------------------------------------------------------------------

APPENDIX E - OPTIONAL RIDER COMPARISON

DEATH BENEFITS

                         MAY BE ISSUED
OPTIONAL               WITH WHICH OTHER       REVOCABLE BY            BENEFIT
RIDER                  OPTIONAL RIDERS?      CONTRACT OWNER?          EQUALS
-----------------------------------------------------------------------------------
STANDARD              SAFETY PLUS;any one  No.                  Contract Value.
Death Benefit.*       withdrawal benefit.
RETURN OF PREMIUM V   SAFETY PLUS; any     Yes, after the       Greater of Premium
Death Benefit.        one withdrawal       earliest of the 5th  Payments adjusted
                      benefit.             anniversary of the   for Surrenders or
                                           rider effective      Contract Value
                                           date or Spousal      minus Premium Based
                                           Contract             Charges, if
                                           continuation. A      applicable.
                                           pro-rated rider
                                           charge will be
                                           assessed.
MAXIMUM ANNIVERSARY   SAFETY PLUS; any     No. However,         Greatest of: (a)
VALUE V               one withdrawal       violation of         Maximum Anniversary
Death Benefit.        benefit.             investment           Value, (b) Premium
                                           restrictions may     Payments adjusted
                                           result in            for Surrenders or
                                           termination by the   (c) Contract Value.
                                           Company. A
                                           pro-rated rider
                                           charge will be
                                           assessed.


OPTIONAL                  WITHDRAWAL            INVESTMENT
RIDER                     PERCENTAGE           RESTRICTIONS
--------------------  -------------------------------------------
STANDARD              Not applicable.     Not applicable.
Death Benefit.*
RETURN OF PREMIUM V   Not applicable.     Currently, none. We
Death Benefit.                            reserve the right to
                                          impose investment
                                          restrictions in the
                                          future.
MAXIMUM ANNIVERSARY   Not applicable.     Yes. Contract Value
VALUE V                                   must be invested within
Death Benefit.                            an approved asset
                                          allocation model(s),
                                          Fund(s), and other
                                          investment program(s)
                                          approved and designated
                                          by us.

* The Standard Death Benefit is not optional and is automatically included as part of your Contract.

APP E-2

--------------------------------------------------------------------------------

                        MAY BE ISSUED
OPTIONAL              WITH WHICH OTHER       REVOCABLE BY            BENEFIT
RIDER                 OPTIONAL RIDERS?      CONTRACT OWNER?          EQUALS
----------------------------------------------------------------------------------
LEGACY LOCK          SAFETY PLUS;         No. However, if      Greater of Enhanced
Death Benefit.       FUTURE6 or DAILY     your FUTURE6 or      Return of Premium
                     LOCK INCOME BENEFIT  DAILY LOCK INCOME    or Return of
                     must be elected.     BENEFIT rider is     Premium V Death
                                          terminated for any   Benefit.
                                          reason, or because
                                          you exercise you
                                          option to convert
                                          FUTURE6or DAILY
                                          LOCK INCOME BENEFIT
                                          to FUTURE5, this
                                          rider will also
                                          terminate.
MAXIMUM DAILY VALUE  SAFETY PLUS; any     No. However,         Greatest of: (a)
Death Benefit.       one withdrawal       violation of         Maximum Daily
                     benefit.             investment           Value, (b) Premium
                                          restrictions may     Payments adjusted
                                          result in            for Surrenders and
                                          termination by the   transfers to the
                                          Company. A           Personal Pension
                                          pro-rated rider      Account or (c)
                                          charge will be       Contract Value.
                                          assessed.


OPTIONAL                 WITHDRAWAL          INVESTMENT
RIDER                    PERCENTAGE         RESTRICTIONS
-------------------  ---------------------------------------
LEGACY LOCK          Not applicable.     Yes. You must
Death Benefit.                           concurrently elect
                                         FUTURE6 or DAILY
                                         LOCK INCOME BENEFIT
                                         and abide by its
                                         corresponding
                                         investment
                                         restrictions.

MAXIMUM DAILY VALUE  Not applicable.     Yes. Contract Value
Death Benefit.                           must be invested
                                         within an approved
                                         asset allocation
                                         model(s), Fund(s),
                                         and other
                                         investment
                                         program(s) approved
                                         and designated by
                                         us.

                    APP E-3

--------------------------------------------------------------------------------

OPTIONAL WITHDRAWAL OR ACCUMULATION BENEFITS

                         MAY BE ISSUED
OPTIONAL               WITH WHICH OTHER       REVOCABLE BY            BENEFIT
RIDER                  OPTIONAL RIDERS?      CONTRACT OWNER?          EQUALS
-----------------------------------------------------------------------------------
FUTURE5               Any one Death        No.                  Initially equal to
Withdrawal benefit.   Benefit, except                           Premium Payments.
                      LEGACY LOCK.                              Fluctuates
                                                                thereafter based on
                                                                Market Increases,
                                                                or Deferral
                                                                Bonuses, and
                                                                subsequent Premium
                                                                Payments, partial
                                                                Surrenders, or
                                                                transfers to or
                                                                from the Personal
                                                                Pension Account.
FUTURE6               Any one Death        No.                  Same as FUTURE5.
Withdrawal benefit    Benefit.                                  See above.
(Note: Not available
if Daily Lock Income
Benefit is available
in your state.)
DAILY LOCK INCOME     Any one Death        No.                  Same as FUTURE5. If
BENEFIT               Benefit.                                  you elect this
Withdrawal benefit.                                             rider after the
                                                                Contract Issue
                                                                date, the Payment
                                                                Base will be based
                                                                on the Contract
                                                                Value on the date
                                                                the rider becomes
                                                                effective.
SAFETY PLUS           Any one Death        Yes, after the       Not applicable.
Accumulation          Benefit, except      earlier of Spousal
benefit.              LEGACY LOCK.         Contract
                                           continuation or the
                                           fifth Contract
                                           Anniversary after
                                           the rider effective
                                           date.
PERSONAL PENSION      May be issued with   No                   Benefit Balance
ACCOUNT               any other optional
                      rider.


OPTIONAL                  WITHDRAWAL            INVESTMENT
RIDER                     PERCENTAGE           RESTRICTIONS
--------------------  -------------------------------------------
FUTURE5               4%: age 59.5 - 64;  Yes. Contract Value
Withdrawal benefit.   5%: age 65+ for     must be invested within
                      Contracts issued    an approved asset
                      prior to July 16,   allocation model(s),
                      2012. 3.5%: age     Fund(s), and other
                      59.5 - 64; 4.5%:    investment program(s)
                      age 65 - 84; 5.5%:  approved and designated
                      age 85+ for         by us.
                      Contracts issued
                      on or after July
                      16, 2012. Based on
                      age at time of
                      first partial
                      Surrender.
FUTURE6               4%: age 59.5 - 64.  Yes. Contract Value
Withdrawal benefit    5%: age 65+. Based  must be invested within
(Note: Not available  on age at time of   an approved asset
if Daily Lock Income  first partial       allocation model(s),
Benefit is available  Surrender.          Fund(s), and other
in your state.)                           investment program(s)
                                          approved and designated
                                          by us.
DAILY LOCK INCOME     4%: age 59.5 - 64.  Yes. Contract Value
BENEFIT               5%: age 65 - 84.    must be invested within
Withdrawal benefit.   6%: age 85+. Based  an approved asset
                      on age at time of   allocation model(s) and
                      first partial       other investment
                      Surrender.          program(s) approved and
                                          designated by us.

SAFETY PLUS                               Yes. Contract Value
Accumulation                              must be invested within
benefit.                                  an approved asset
                                          allocation model(s) and
                                          other investment
                                          program(s) approved and
                                          designated by us

PERSONAL PENSION      Not applicable.     None; however if you
ACCOUNT                                   elect another optional
                                          benefit, those
                                          investment restrictions
                                          will apply.

To obtain a Statement of Additional Information, please complete the form below and mail to:


     Hartford Life Insurance Company/Hartford Life and
     Annuity Insurance Company
     PO Box 14293
     Lexington, KY 40512-4293


Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                        HARTFORD LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

             HUNTINGTON HARTFORD'S PERSONAL RETIREMENT MANAGER III

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to The Hartford Wealth Management -Individual Annuities, P. O. Box 14293, Lexington, KY 40512-4293.


Date of Prospectus: May 1, 2013
Date of Statement of Additional Information: May 1, 2013


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                3
  Total Return for all Sub-Accounts                                            3
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 13, 2013, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Seven as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2013, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. (HSD). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2012: $11,308,260; 2011: $12,620,888; and 2010: $16,548,405.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments with at least a $100 value in 2012 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



Acument Securities, Inc., Aegis Investments, Inc., Allen & Company of Florida, Inc., Alliance Bank, Allied Beacon Partners, American Century Brokerage, American Funds & Trust, Inc., American Independent Securities Group, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., BB&T Investment Services, Inc., BBVA Compass Investment Solutions, BCG Securities, Inc., Beaconsfield Financial Services, Inc., Benchmark Investments, Inc., Benjamin F. Edwards, Berthel, Fisher & Co. Financial Services, Boenning & Scattergood, Inc., Broker Dealer Financial Svcs Corp., Brown, Lisle & Cummings, Inc., Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., CFD Investments, Inc., Charles Schwab & Company, Inc, Citadel Federal Credit Union, Citigroup Global Markets, Inc., Citizens Bank, Comerica Securities, Commerce Bank, N.A., Commonwealth Financial Network, Consolidated Federal C.U., Coordinated Capital Securities, Inc., CorePlus Federal Credit Union, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David
A. Noyes & Company, Deutsche Bank Securities, Inc., Dominion Investor

-------------------------------------------------------------------------------


Services, Inc., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., FCG Advisors, Feltl & Company, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Telesis, Inc., First Allied Securities, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gilford Securities, Inc., Girard Securities, Inc., Greycourt & Company, GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Harbour Financial Services, Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, HBW Securities, LLC, Hefren - Tillotson Masterplan, Heim Young & Associates, Inc., Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, Invesco, INVEST Financial Corporation, Investacorp, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., KMS Financial Services, Inc., Kovack Securities, Inc., L.O. Thomas & Company, Lara, Shull & May, LTD, Larimer Capital Corporation, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Dist., Inc., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., LPL Financial Corporation, LPL Financial Services, M & T Bank, M & T Securities, Inc., Merrill Lynch, Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., MidWest One Bank, Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, Multi-Financial Securities Corp., National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Next Financial Group, Inc., NFP Securities, Inc., Northern Trust, N.A., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Packerland Brokerage Services, Inc., Park Avenue Securities, LLC, Patelco Credit Union, Paulson Investment Company Inc., Penrod Financial Group, Peoples Securities, Inc., Peoples United Bank, Pershing, PlanMember Securities Corp., Prime Capital Services, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Pruco Securities Corp., Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Quest Capital Strategies, Inc., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBS Citizens, NA, Resource Horizons Group, LLC, Ridgeway & Conger, Inc., RiverStone Wealth Management, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Signature Securities Group, SII Investments, Sloan Securities Corp., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stockcross Financial Services, Inc., Summit Bank, Summit Brokerage Services Inc., Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Symetra Investment Services, Inc., Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Capital Group Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., TrustCore Investments, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Brokerage Services, Inc., United Community Bank, United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Waddell & Reed, Inc., Walnut Street Securities, Inc., Wayne Hummer Investments, LLC, Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., WesBanco Securities, Inc., WFG Investments, Inc., William C. Burnside & Company, Woodbury Financial Services, Inc., World Equity Group, Inc. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will be calculated on a quarterly basis from the date the underlying fund is made available in the Separate Account for one, five and ten year periods or some other relevant periods if the underlying fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, the Total Annual Fund Operating Expenses, applicable Sales Charges, Distribution Charges, if applicable, Separate Account Annual

4

-------------------------------------------------------------------------------

Expenses, and the Annual Maintenance Fee are deducted from a hypothetical initial Premium Payment of $1,000.00. Standardized total returns do not include charges for optional benefit riders.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

The Sub-Account may advertise a non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return does not include the Annual Maintenance Fee, Distribution Charges, if applicable, or Sales Charges. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The Sub-Account may also advertise adjusted non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Adjusted non-standardized total return is measured in the same manner as the standardized total return described above.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund's performance for periods pre-dating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception of the Master Fund, as adjusted for the Feeder Fund's operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waivers and reimbursements, in the absence of which performance may have been lower.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

-------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT SEVEN
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Seven (the "Account") as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Seven as of December 31, 2012, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2013

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                 AMERICAN CENTURY VP     AMERICAN CENTURY VP
                                      VALUE FUND             GROWTH FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (1)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        353,994                   3,259
                                     ============            ============
  Cost                                 $2,176,747                 $33,810
                                     ============            ============
  Market value                         $2,311,580                 $33,604
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                        173                       1
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                           2,311,753                  33,605
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       173                       1
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                            173                       1
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $2,311,580                 $33,604
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            202,920                   3,296
 Minimum unit fair value #*            $11.108599              $10.128418
 Maximum unit fair value #*            $11.989495              $10.272868
 Contract liability                    $2,311,580                 $33,604
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1)  Funded as of April 9, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                  VPS BALANCED WEALTH     VPS INTERNATIONAL     VPS SMALL/MID-CAP      ALLIANCEBERNSTEIN
                                   STRATEGY PORTFOLIO      VALUE PORTFOLIO       VALUE PORTFOLIO      VPS VALUE PORTFOLIO
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         384,034                611,143               102,872                13,363
                                      ============           ============          ============           ===========
  Cost                                  $3,957,752             $7,991,482            $1,422,484              $130,084
                                      ============           ============          ============           ===========
  Market value                          $4,612,246             $7,847,078            $1,808,493              $140,851
 Due from Sponsor Company                       --                     --                    --                    --
 Receivable from fund shares
  sold                                       6,543                  7,683                   667                     6
 Other assets                                   --                     --                     1                    --
                                      ------------           ------------          ------------           -----------
 Total assets                            4,618,789              7,854,761             1,809,161               140,857
                                      ------------           ------------          ------------           -----------
LIABILITIES:
 Due to Sponsor Company                      6,543                  7,683                   667                     6
 Payable for fund shares
  purchased                                     --                     --                    --                    --
 Other liabilities                              --                     --                    --                     1
                                      ------------           ------------          ------------           -----------
 Total liabilities                           6,543                  7,683                   667                     7
                                      ------------           ------------          ------------           -----------
NET ASSETS:
 For contract liabilities               $4,612,246             $7,847,078            $1,808,494              $140,850
                                      ============           ============          ============           ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             427,286              1,249,244               141,654                15,551
 Minimum unit fair value #*              $9.945658              $5.936420            $11.724910             $8.759176
 Maximum unit fair value #*             $14.456375             $12.475871            $19.471369             $9.148443
 Contract liability                     $4,612,246             $7,847,078            $1,808,494              $140,850
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                     --                    --                    --
 Minimum unit fair value #*                     --                     --                    --                    --
 Maximum unit fair value #*                     --                     --                    --                    --
 Contract liability                             --                     --                    --                    --

                                                                INVESCO
                                   ALLIANCEBERNSTEIN        VAN KAMPEN V.I.      INVESCO V.I.
                                   VPS INTERNATIONAL             VALUE               CORE
                                   GROWTH PORTFOLIO       OPPORTUNITIES FUND      EQUITY FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT (2)       SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         67,510                3,769,847           1,870,235
                                     ============            =============       =============
  Cost                                 $1,106,279              $35,066,969         $47,634,058
                                     ============            =============       =============
  Market value                         $1,144,972              $26,765,919         $56,353,730
 Due from Sponsor Company                      --                       --                  --
 Receivable from fund shares
  sold                                         96                    7,064              21,330
 Other assets                                  --                        1                  --
                                     ------------            -------------       -------------
 Total assets                           1,145,068               26,772,984          56,375,060
                                     ------------            -------------       -------------
LIABILITIES:
 Due to Sponsor Company                        96                    7,064              21,330
 Payable for fund shares
  purchased                                    --                       --                  --
 Other liabilities                             --                       --                   9
                                     ------------            -------------       -------------
 Total liabilities                             96                    7,064              21,339
                                     ------------            -------------       -------------
NET ASSETS:
 For contract liabilities              $1,144,972              $26,765,920         $56,353,721
                                     ============            =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            145,200               22,826,709           4,914,912
 Minimum unit fair value #*             $7.409056                $1.089896           $0.920380
 Maximum unit fair value #*            $14.847679               $16.753050          $14.758383
 Contract liability                    $1,144,972              $26,708,064         $56,333,689
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                   47,398               1,539
 Minimum unit fair value #*                    --                $1.198617          $12.860346
 Maximum unit fair value #*                    --                $1.232874          $13.217990
 Contract liability                            --                  $57,856             $20,032

(2)  Formerly Invesco V.I. Basic Value Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        INVESCO V.I.        INVESCO V.I.
                                         GOVERNMENT             HIGH
                                      SECURITIES FUND        YIELD FUND
                                        SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         19,482,879            246,825
                                       ==============       ============
  Cost                                   $237,945,746         $1,350,744
                                       ==============       ============
  Market value                           $241,587,704         $1,384,690
 Due from Sponsor Company                      82,128                 --
 Receivable from fund shares
  sold                                             --                 83
 Other assets                                      12                 --
                                       --------------       ------------
 Total assets                             241,669,844          1,384,773
                                       --------------       ------------
LIABILITIES:
 Due to Sponsor Company                            --                 83
 Payable for fund shares
  purchased                                    82,128                 --
 Other liabilities                                 --                 --
                                       --------------       ------------
 Total liabilities                             82,128                 83
                                       --------------       ------------
NET ASSETS:
 For contract liabilities                $241,587,716         $1,384,690
                                       ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            175,706,103            708,040
 Minimum unit fair value #*                 $1.261345          $1.689227
 Maximum unit fair value #*                $10.826573         $19.654347
 Contract liability                      $241,351,710         $1,384,690
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                165,871                 --
 Minimum unit fair value #*                 $1.379402                 --
 Maximum unit fair value #*                 $1.436106                 --
 Contract liability                          $236,006                 --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  INVESCO V.I.
                                 INVESCO V.I.   INVESCO V.I.   INVESCO V.I.      BALANCED RISK
                                 INTERNATIONAL  MID CAP CORE     SMALL CAP         ALLOCATION
                                  GROWTH FUND    EQUITY FUND    EQUITY FUND           FUND
                                  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   2,092,600      4,250,221      2,044,833           637,968
                                 =============  =============  =============      ============
  Cost                             $53,853,123    $50,276,406    $29,523,554        $7,619,221
                                 =============  =============  =============      ============
  Market value                     $62,682,248    $54,019,722    $38,131,989        $8,019,261
 Due from Sponsor Company                   --             --             --                --
 Receivable from fund shares
  sold                                 155,453         56,255         49,883            88,394
 Other assets                               --              4              2                --
                                 -------------  -------------  -------------      ------------
 Total assets                       62,837,701     54,075,981     38,181,874         8,107,655
                                 -------------  -------------  -------------      ------------
LIABILITIES:
 Due to Sponsor Company                155,453         56,255         49,883            88,394
 Payable for fund shares
  purchased                                 --             --             --                --
 Other liabilities                           7             --             --                --
                                 -------------  -------------  -------------      ------------
 Total liabilities                     155,460         56,255         49,883            88,394
                                 -------------  -------------  -------------      ------------
NET ASSETS:
 For contract liabilities          $62,682,241    $54,019,726    $38,131,991        $8,019,261
                                 =============  =============  =============      ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      24,772,637     30,665,817      2,408,250           674,601
 Minimum unit fair value #*          $1.915511      $1.628022     $11.821691        $11.669377
 Maximum unit fair value #*         $16.334670     $14.253692     $17.581713        $12.138297
 Contract liability                $62,680,987    $53,959,474    $38,116,127        $8,019,261
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             599         33,039            959                --
 Minimum unit fair value #*          $2.094700      $1.780345     $16.369943                --
 Maximum unit fair value #*          $2.094700      $1.841555     $16.906052                --
 Contract liability                     $1,254        $60,252        $15,864                --


                                     INVESCO V.I.       AMERICAN CENTURY VP       AMERICAN FUNDS
                                     DIVERSIFIED              MID CAP                 GLOBAL
                                    DIVIDEND FUND            VALUE FUND              BOND FUND
                                   SUB-ACCOUNT (3)          SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            382                  4,470               5,958,092
                                     ============           ============           =============
  Cost                                     $5,810                $61,925             $66,855,668
                                     ============           ============           =============
  Market value                             $6,221                $65,223             $73,105,785
 Due from Sponsor Company                      --                     --                      --
 Receivable from fund shares
  sold                                          1                      1                  57,230
 Other assets                                  --                     --                       2
                                     ------------           ------------           -------------
 Total assets                               6,222                 65,224              73,163,017
                                     ------------           ------------           -------------
LIABILITIES:
 Due to Sponsor Company                         1                      1                  57,230
 Payable for fund shares
  purchased                                    --                     --                      --
 Other liabilities                             --                     --                      --
                                     ------------           ------------           -------------
 Total liabilities                              1                      1                  57,230
                                     ------------           ------------           -------------
NET ASSETS:
 For contract liabilities                  $6,221                $65,223             $73,105,787
                                     ============           ============           =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                553                  5,767               5,500,306
 Minimum unit fair value #*            $11.244674             $11.076042              $12.261101
 Maximum unit fair value #*            $11.244674             $11.967240              $14.065520
 Contract liability                        $6,221                $65,223             $73,089,781
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                     --                   1,174
 Minimum unit fair value #*                    --                     --              $13.590974
 Maximum unit fair value #*                    --                     --              $13.633472
 Contract liability                            --                     --                 $16,006

(3)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                        GLOBAL                AMERICAN FUNDS
                                      GROWTH AND                  ASSET
                                      INCOME FUND            ALLOCATION FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       7,825,623                13,233,731
                                     =============            ==============
  Cost                                 $84,923,313              $193,653,484
                                     =============            ==============
  Market value                         $82,482,066              $242,309,623
 Due from Sponsor Company                       --                        --
 Receivable from fund shares
  sold                                      28,130                   395,917
 Other assets                                   --                        --
                                     -------------            --------------
 Total assets                           82,510,196               242,705,540
                                     -------------            --------------
LIABILITIES:
 Due to Sponsor Company                     28,130                   395,917
 Payable for fund shares
  purchased                                     --                        --
 Other liabilities                              --                         6
                                     -------------            --------------
 Total liabilities                          28,130                   395,923
                                     -------------            --------------
NET ASSETS:
 For contract liabilities              $82,482,066              $242,309,617
                                     =============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           7,226,707                16,275,250
 Minimum unit fair value #*             $10.755915                $13.607969
 Maximum unit fair value #*             $16.616463                $17.436772
 Contract liability                    $82,444,939              $242,073,396
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               3,231                    15,481
 Minimum unit fair value #*             $11.390260                $14.744102
 Maximum unit fair value #*             $11.662166                $16.611294
 Contract liability                        $37,127                  $236,221

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                       BLUE CHIP                                      AMERICAN FUNDS
                                       INCOME AND             AMERICAN FUNDS              GLOBAL              AMERICAN FUNDS
                                      GROWTH FUND               BOND FUND               GROWTH FUND            GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       10,443,811               21,515,728               3,298,838              10,068,671
                                     ==============           ==============           =============          ==============
  Cost                                  $93,777,816             $236,169,785             $58,240,726            $523,368,198
                                     ==============           ==============           =============          ==============
  Market value                         $104,124,801             $240,330,687             $77,324,764            $608,651,147
 Due from Sponsor Company                        --                       --                  26,503                      --
 Receivable from fund shares
  sold                                       23,077                  201,877                      --                 973,877
 Other assets                                    --                       --                      --                       1
                                     --------------           --------------           -------------          --------------
 Total assets                           104,147,878              240,532,564              77,351,267             609,625,025
                                     --------------           --------------           -------------          --------------
LIABILITIES:
 Due to Sponsor Company                      23,077                  201,877                      --                 973,877
 Payable for fund shares
  purchased                                      --                       --                  26,503                      --
 Other liabilities                                3                        3                       2                      --
                                     --------------           --------------           -------------          --------------
 Total liabilities                           23,080                  201,880                  26,505                 973,877
                                     --------------           --------------           -------------          --------------
NET ASSETS:
 For contract liabilities              $104,124,798             $240,330,684             $77,324,762            $608,651,148
                                     ==============           ==============           =============          ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           92,192,122               15,650,901               4,864,258              47,062,616
 Minimum unit fair value #*               $1.038581               $12.424779              $11.509509               $9.602048
 Maximum unit fair value #*              $15.144108               $17.352941              $19.114856              $17.374393
 Contract liability                    $103,963,739             $240,169,956             $77,266,884            $608,232,287
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              139,125                    9,977                   3,649                  31,399
 Minimum unit fair value #*               $1.136620               $15.043527              $13.758655              $10.490008
 Maximum unit fair value #*               $1.184356               $16.531596              $18.346505              $16.209184
 Contract liability                        $161,059                 $160,728                 $57,878                $418,861


                                      AMERICAN FUNDS            AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH-INCOME FUND        INTERNATIONAL FUND         NEW WORLD FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        14,375,069                 9,024,788                3,104,597
                                      ==============            ==============            =============
  Cost                                  $495,622,567              $152,381,598              $50,172,898
                                      ==============            ==============            =============
  Market value                          $549,702,679              $159,016,775              $70,629,588
 Due from Sponsor Company                         --                        --                       --
 Receivable from fund shares
  sold                                       876,119                   295,114                   74,712
 Other assets                                      2                         4                        3
                                      --------------            --------------            -------------
 Total assets                            550,578,800               159,311,893               70,704,303
                                      --------------            --------------            -------------
LIABILITIES:
 Due to Sponsor Company                      876,115                   295,114                   74,712
 Payable for fund shares
  purchased                                       --                        --                       --
 Other liabilities                                --                        --                       --
                                      --------------            --------------            -------------
 Total liabilities                           876,115                   295,114                   74,712
                                      --------------            --------------            -------------
NET ASSETS:
 For contract liabilities               $549,702,685              $159,016,779              $70,629,591
                                      ==============            ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            39,323,664                11,480,225                2,721,722
 Minimum unit fair value #*               $12.655716                $10.034969               $16.796944
 Maximum unit fair value #*               $16.725635                $16.655505               $30.753042
 Contract liability                     $549,289,096              $158,935,247              $70,603,722
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                28,634                     5,573                      963
 Minimum unit fair value #*               $13.712504                $12.036953               $26.738472
 Maximum unit fair value #*               $15.933712                $16.343025               $29.297281
 Contract liability                         $413,589                   $81,532                  $25,869

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS              STERLING
                                     GLOBAL SMALL           CAPITAL STRATEGIC
                                  CAPITALIZATION FUND     ALLOCATION EQUITY VIF
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       2,840,445                     583
                                     =============             ===========
  Cost                                 $48,022,740                  $2,939
                                     =============             ===========
  Market value                         $56,411,254                  $4,024
 Due from Sponsor Company                       --                      --
 Receivable from fund shares
  sold                                      89,902                      --
 Other assets                                    1                      --
                                     -------------             -----------
 Total assets                           56,501,157                   4,024
                                     -------------             -----------
LIABILITIES:
 Due to Sponsor Company                     89,902                      --
 Payable for fund shares
  purchased                                     --                      --
 Other liabilities                              --                       1
                                     -------------             -----------
 Total liabilities                          89,902                       1
                                     -------------             -----------
NET ASSETS:
 For contract liabilities              $56,411,255                  $4,023
                                     =============             ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           3,239,170                     431
 Minimum unit fair value #*             $13.351073               $9.322593
 Maximum unit fair value #*             $21.189790               $9.458683
 Contract liability                    $56,299,584                  $4,023
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               5,863                      --
 Minimum unit fair value #*             $14.832357                      --
 Maximum unit fair value #*             $20.792156                      --
 Contract liability                       $111,671                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                          COLUMBIA VARIABLE
                                       STERLING                STERLING                STERLING              PORTFOLIO --
                                    CAPITAL SELECT         CAPITAL SPECIAL          CAPITAL TOTAL           SMALL COMPANY
                                      EQUITY VIF          OPPORTUNITIES VIF        RETURN BOND VIF           GROWTH FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          3,341                 126,707                  89,769                 444,317
                                      ===========            ============            ============            ============
  Cost                                    $29,770              $1,771,627                $906,677              $5,837,282
                                      ===========            ============            ============            ============
  Market value                            $30,165              $2,126,146                $953,347              $5,762,793
 Due from Sponsor Company                      --                      --                      --                      --
 Receivable from fund shares
  sold                                          1                     255                      40                   4,338
 Other assets                                   1                      --                      --                       1
                                      -----------            ------------            ------------            ------------
 Total assets                              30,167               2,126,401                 953,387               5,767,132
                                      -----------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                         1                     255                      40                   4,338
 Payable for fund shares
  purchased                                    --                      --                      --                      --
 Other liabilities                             --                       1                      --                      --
                                      -----------            ------------            ------------            ------------
 Total liabilities                              1                     256                      40                   4,338
                                      -----------            ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                 $30,166              $2,126,145                $953,347              $5,762,794
                                      ===========            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              3,260                 180,209                  76,368               4,105,894
 Minimum unit fair value #*             $9.247316              $11.261350              $12.046529               $1.147582
 Maximum unit fair value #*             $9.382311              $18.114222              $12.581729              $16.293683
 Contract liability                       $30,166              $2,126,145                $953,347              $5,761,681
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --                      --                     885
 Minimum unit fair value #*                    --                      --                      --               $1.256731
 Maximum unit fair value #*                    --                      --                      --               $1.256731
 Contract liability                            --                      --                      --                  $1,113

                                      WELLS FARGO
                                      ADVANTAGE VT       FIDELITY VIP  FIDELITY VIP
                                         OMEGA              GROWTH     CONTRAFUND(R)
                                      GROWTH FUND         PORTFOLIO      PORTFOLIO
                                      SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          44,973             19,742        872,643
                                      ============       ============  =============
  Cost                                  $1,026,797           $669,258    $17,633,266
                                      ============       ============  =============
  Market value                          $1,149,389           $822,044    $22,688,722
 Due from Sponsor Company                       --              8,887             --
 Receivable from fund shares
  sold                                          51                 --          4,681
 Other assets                                   --                 --             --
                                      ------------       ------------  -------------
 Total assets                            1,149,440            830,931     22,693,403
                                      ------------       ------------  -------------
LIABILITIES:
 Due to Sponsor Company                         51                 --          4,681
 Payable for fund shares
  purchased                                     --              8,887             --
 Other liabilities                               2                 --             --
                                      ------------       ------------  -------------
 Total liabilities                              53              8,887          4,681
                                      ------------       ------------  -------------
NET ASSETS:
 For contract liabilities               $1,149,387           $822,044    $22,688,722
                                      ============       ============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,049,531             80,115      1,940,544
 Minimum unit fair value #*              $0.872357          $9.676263     $10.180621
 Maximum unit fair value #*             $18.771297         $16.658417     $17.218699
 Contract liability                     $1,149,387           $822,044    $22,615,054
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                 --          6,945
 Minimum unit fair value #*                     --                 --     $10.608037
 Maximum unit fair value #*                     --                 --     $10.608037
 Contract liability                             --                 --        $73,668

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  FIDELITY VIP        FIDELITY VIP
                                     MID CAP        VALUE STRATEGIES
                                    PORTFOLIO          PORTFOLIO
                                   SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      538,561             98,670
                                  =============       ============
  Cost                              $12,704,020           $803,414
                                  =============       ============
  Market value                      $16,146,042         $1,103,134
 Due from Sponsor Company                13,601              2,551
 Receivable from fund shares
  sold                                       --                 --
 Other assets                                --                 --
                                  -------------       ------------
 Total assets                        16,159,643          1,105,685
                                  -------------       ------------
LIABILITIES:
 Due to Sponsor Company                      --                 --
 Payable for fund shares
  purchased                              13,601              2,551
 Other liabilities                            2                 --
                                  -------------       ------------
 Total liabilities                       13,603              2,551
                                  -------------       ------------
NET ASSETS:
 For contract liabilities           $16,146,040         $1,103,134
                                  =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        1,418,813             89,631
 Minimum unit fair value #*          $10.606438         $10.992717
 Maximum unit fair value #*          $18.156329         $22.485313
 Contract liability                 $16,124,693         $1,070,583
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            1,929              2,842
 Minimum unit fair value #*          $11.025021         $11.454430
 Maximum unit fair value #*          $11.240452         $11.454430
 Contract liability                     $21,347            $32,551

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FIDELITY VIP                                 FRANKLIN
                                    DYNAMIC CAPITAL       FIDELITY VIP             RISING               FRANKLIN
                                     APPRECIATION       STRATEGIC INCOME         DIVIDENDS               INCOME
                                       PORTFOLIO            PORTFOLIO         SECURITIES FUND       SECURITIES FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         30,390                6,511            12,257,913            51,927,381
                                      ===========          ===========          ============          ============
  Cost                                   $261,793              $75,571          $218,507,687          $776,105,068
                                      ===========          ===========          ============          ============
  Market value                           $298,735              $76,249          $265,268,303          $783,413,678
 Due from Sponsor Company                   4,306                   --                    --                    --
 Receivable from fund shares
  sold                                         --                    4               602,178               683,544
 Other assets                                  --                   --                    --                     9
                                      -----------          -----------          ------------          ------------
 Total assets                             303,041               76,253           265,870,481           784,097,231
                                      -----------          -----------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                        --                    4               602,178               683,544
 Payable for fund shares
  purchased                                 4,306                   --                    --                    --
 Other liabilities                             --                   --                    --                    --
                                      -----------          -----------          ------------          ------------
 Total liabilities                          4,306                    4               602,178               683,544
                                      -----------          -----------          ------------          ------------
NET ASSETS:
 For contract liabilities                $298,735              $76,249          $265,268,303          $783,413,687
                                      ===========          ===========          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             26,235                5,488            16,016,128            44,964,005
 Minimum unit fair value #*            $10.946791           $13.868175            $11.773511            $11.407465
 Maximum unit fair value #*            $18.331674           $13.941239            $17.864083            $19.536091
 Contract liability                      $298,735              $76,249          $265,145,624          $783,159,397
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                   --                 7,159                14,100
 Minimum unit fair value #*                    --                   --            $16.605648            $11.886173
 Maximum unit fair value #*                    --                   --            $17.177421            $18.729297
 Contract liability                            --                   --              $122,679              $254,290

                                        FRANKLIN               FRANKLIN              FRANKLIN
                                        LARGE CAP               GLOBAL             SMALL-MID CAP
                                         GROWTH              REAL ESTATE              GROWTH
                                     SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                       SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       2,323,588                84,820              3,347,908
                                      ============            ==========            ===========
  Cost                                 $32,956,929            $1,361,339            $63,230,069
                                      ============            ==========            ===========
  Market value                         $37,642,120            $1,210,390            $70,495,270
 Due from Sponsor Company                   80,782                    --                     --
 Receivable from fund shares
  sold                                          --                   148                 50,220
 Other assets                                    3                    --                     --
                                      ------------            ----------            -----------
 Total assets                           37,722,905             1,210,538             70,545,490
                                      ------------            ----------            -----------
LIABILITIES:
 Due to Sponsor Company                         --                   148                 50,220
 Payable for fund shares
  purchased                                 80,782                    --                     --
 Other liabilities                              --                     1                      2
                                      ------------            ----------            -----------
 Total liabilities                          80,782                   149                 50,222
                                      ------------            ----------            -----------
NET ASSETS:
 For contract liabilities              $37,642,123            $1,210,389            $70,495,268
                                      ============            ==========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           3,189,014                58,268              6,215,238
 Minimum unit fair value #*             $10.941011            $16.807849              $7.823932
 Maximum unit fair value #*             $14.655314            $20.641837             $17.655035
 Contract liability                    $37,637,405            $1,175,862            $70,435,282
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 384                 1,728                  6,321
 Minimum unit fair value #*             $11.939571            $19.956570              $8.618275
 Maximum unit fair value #*             $12.400192            $20.641837             $15.413306
 Contract liability                         $4,718               $34,527                $59,986

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       FRANKLIN                  FRANKLIN
                                       SMALL CAP                STRATEGIC
                                         VALUE                    INCOME
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         862,955                19,065,047
                                     =============            ==============
  Cost                                 $12,117,888              $231,526,642
                                     =============            ==============
  Market value                         $15,778,587              $250,767,429
 Due from Sponsor Company                   14,463                        --
 Receivable from fund shares
  sold                                          --                   268,537
 Other assets                                   --                         2
                                     -------------            --------------
 Total assets                           15,793,050               251,035,968
                                     -------------            --------------
LIABILITIES:
 Due to Sponsor Company                         --                   268,537
 Payable for fund shares
  purchased                                 14,463                        --
 Other liabilities                               3                        --
                                     -------------            --------------
 Total liabilities                          14,466                   268,537
                                     -------------            --------------
NET ASSETS:
 For contract liabilities              $15,778,584              $250,767,431
                                     =============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,408,831                12,924,784
 Minimum unit fair value #*             $10.287202                $11.304926
 Maximum unit fair value #*             $18.215456                $23.805375
 Contract liability                    $15,774,388              $250,316,655
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 335                    22,828
 Minimum unit fair value #*             $12.539294                $13.100929
 Maximum unit fair value #*             $12.539294                $22.678720
 Contract liability                         $4,196                  $450,776

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                             DEVELOPING              TEMPLETON              TEMPLETON
                                     MUTUAL SHARES             MARKETS                FOREIGN                GROWTH
                                    SECURITIES FUND        SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      20,624,390              4,645,007              9,181,066             18,911,147
                                     =============          =============          =============          =============
  Cost                                $321,574,728            $45,937,812           $124,933,436           $225,635,520
                                     =============          =============          =============          =============
  Market value                        $355,309,142            $49,109,466           $131,974,526           $226,483,342
 Due from Sponsor Company                       --                     --                118,701                     --
 Receivable from fund shares
  sold                                     270,428                  4,841                     --                243,152
 Other assets                                   --                     --                     --                      3
                                     -------------          -------------          -------------          -------------
 Total assets                          355,579,570             49,114,307            132,093,227            226,726,497
                                     -------------          -------------          -------------          -------------
LIABILITIES:
 Due to Sponsor Company                    270,428                  4,841                     --                243,152
 Payable for fund shares
  purchased                                     --                     --                118,701                     --
 Other liabilities                               3                     --                     --                     --
                                     -------------          -------------          -------------          -------------
 Total liabilities                         270,431                  4,841                118,701                243,152
                                     -------------          -------------          -------------          -------------
NET ASSETS:
 For contract liabilities             $355,309,139            $49,109,466           $131,974,526           $226,483,345
                                     =============          =============          =============          =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          23,149,248              2,332,910             10,212,348             17,326,875
 Minimum unit fair value #*              $9.499909              $8.779978              $9.007965              $8.987151
 Maximum unit fair value #*             $19.449688             $27.446940             $15.777064             $15.464908
 Contract liability                   $355,056,956            $49,057,763           $131,883,195           $226,249,968
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              15,161                  2,824                  6,801                 17,052
 Minimum unit fair value #*             $15.360439              $9.126494             $12.763519             $13.089711
 Maximum unit fair value #*             $18.528860             $26.239600             $14.450830             $14.732652
 Contract liability                       $252,183                $51,703                $91,331               $233,377

                                                              FRANKLIN             FRANKLIN
                                        MUTUAL                FLEX CAP             LARGE CAP
                                   GLOBAL DISCOVERY            GROWTH                VALUE
                                    SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       5,601,259             1,334,273              686,861
                                     =============          ============          ===========
  Cost                                $103,320,570           $14,786,713           $7,143,586
                                     =============          ============          ===========
  Market value                        $113,098,590           $17,617,665           $7,603,555
 Due from Sponsor Company                       --                    --                   --
 Receivable from fund shares
  sold                                     248,945               119,658               13,480
 Other assets                                   --                     1                   --
                                     -------------          ------------          -----------
 Total assets                          113,347,535            17,737,324            7,617,035
                                     -------------          ------------          -----------
LIABILITIES:
 Due to Sponsor Company                    248,945               119,658               13,480
 Payable for fund shares
  purchased                                     --                    --                   --
 Other liabilities                               3                    --                    3
                                     -------------          ------------          -----------
 Total liabilities                         248,948               119,658               13,483
                                     -------------          ------------          -----------
NET ASSETS:
 For contract liabilities             $113,098,587           $17,617,666           $7,603,552
                                     =============          ============          ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           5,517,722             1,530,740              705,497
 Minimum unit fair value #*             $10.258585            $10.573457           $10.117209
 Maximum unit fair value #*             $23.469095            $14.651700           $14.472108
 Contract liability                   $112,904,765           $17,607,390           $7,603,552
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              12,129                   886                   --
 Minimum unit fair value #*             $10.689142            $11.599133                   --
 Maximum unit fair value #*             $22.567072            $11.599133                   --
 Contract liability                       $193,822               $10,276                   --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       TEMPLETON                HARTFORD
                                      GLOBAL BOND               BALANCED
                                    SECURITIES FUND             HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (4)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,127,577                  764,004
                                     =============            =============
  Cost                                 $20,138,108              $16,421,136
                                     =============            =============
  Market value                         $22,345,329              $16,214,419
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                      13,715                   19,037
 Other assets                                    1                        2
                                     -------------            -------------
 Total assets                           22,359,045               16,233,458
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                     13,715                   19,037
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                       --
                                     -------------            -------------
 Total liabilities                          13,715                   19,037
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $22,345,330              $16,214,421
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,553,839                9,201,344
 Minimum unit fair value #*             $11.116423                $1.076636
 Maximum unit fair value #*             $15.493668               $15.686783
 Contract liability                    $22,297,942              $16,083,528
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               3,283                   98,048
 Minimum unit fair value #*             $14.285792                $1.173733
 Maximum unit fair value #*             $14.564771                $1.412800
 Contract liability                        $47,388                 $130,893

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(4)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HARTFORD        HARTFORD        HARTFORD
                                     TOTAL          CAPITAL         DIVIDEND            HARTFORD
                                  RETURN BOND     APPRECIATION     AND GROWTH       GLOBAL RESEARCH
                                    HLS FUND        HLS FUND        HLS FUND            HLS FUND
                                  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   13,749,971       3,289,527       4,692,825             32,332
                                 ==============  ==============  ==============       ============
  Cost                             $149,809,420    $113,824,534     $79,335,002           $294,342
                                 ==============  ==============  ==============       ============
  Market value                     $164,645,071    $142,494,692    $100,678,896           $340,243
 Due from Sponsor Company                    --              --              --                 --
 Receivable from fund shares
  sold                                   83,231          89,071          60,345                 52
 Other assets                                 4               2               1                  1
                                 --------------  --------------  --------------       ------------
 Total assets                       164,728,306     142,583,765     100,739,242            340,296
                                 --------------  --------------  --------------       ------------
LIABILITIES:
 Due to Sponsor Company                  83,231          89,071          60,345                 52
 Payable for fund shares
  purchased                                  --              --              --                 --
 Other liabilities                           --              --              --                 --
                                 --------------  --------------  --------------       ------------
 Total liabilities                       83,231          89,071          60,345                 52
                                 --------------  --------------  --------------       ------------
NET ASSETS:
 For contract liabilities          $164,645,075    $142,494,694    $100,678,897           $340,244
                                 ==============  ==============  ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #       33,018,666      25,402,701      18,789,864             33,347
 Minimum unit fair value #*           $1.412253       $1.349318       $1.291440          $9.664197
 Maximum unit fair value #*          $13.530264      $17.226128      $15.575605         $16.926066
 Contract liability                $164,504,061    $142,293,074    $100,622,290           $340,244
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #           78,337          75,892          38,051                 --
 Minimum unit fair value #*           $1.539495       $1.477620       $1.414217                 --
 Maximum unit fair value #*          $12.220173       $9.698099       $1.698622                 --
 Contract liability                    $141,014        $201,620         $56,607                 --

                                                                                  HARTFORD
                                       HARTFORD                HARTFORD          DISCIPLINED
                                      HEALTHCARE            GLOBAL GROWTH          EQUITY
                                       HLS FUND                HLS FUND           HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          9,939                  41,979             908,890
                                      ===========            ============       =============
  Cost                                   $131,956                $732,222          $9,374,833
                                      ===========            ============       =============
  Market value                           $176,031                $689,813         $12,398,837
 Due from Sponsor Company                      --                   8,777                  --
 Receivable from fund shares
  sold                                         20                      --               2,211
 Other assets                                  --                       1                  --
                                      -----------            ------------       -------------
 Total assets                             176,051                 698,591          12,401,048
                                      -----------            ------------       -------------
LIABILITIES:
 Due to Sponsor Company                        20                      --               2,211
 Payable for fund shares
  purchased                                    --                   8,777                  --
 Other liabilities                             --                      --                   1
                                      -----------            ------------       -------------
 Total liabilities                             20                   8,777               2,212
                                      -----------            ------------       -------------
NET ASSETS:
 For contract liabilities                $176,031                $689,814         $12,398,836
                                      ===========            ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             68,159                 255,098           1,276,813
 Minimum unit fair value #*             $2.478414               $1.719632           $1.428693
 Maximum unit fair value #*             $2.586919              $15.828805          $16.212429
 Contract liability                      $176,031                $686,996         $12,395,173
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                   1,545               2,514
 Minimum unit fair value #*                    --               $1.824202           $1.456919
 Maximum unit fair value #*                    --               $1.824202           $1.456919
 Contract liability                            --                  $2,818              $3,663

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                  HARTFORD
                                    HARTFORD       GROWTH
                                     GROWTH     OPPORTUNITIES
                                    HLS FUND      HLS FUND
                                  SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      92,082      1,030,474
                                  ============  =============
  Cost                                $969,169    $21,486,361
                                  ============  =============
  Market value                      $1,187,943    $30,798,247
 Due from Sponsor Company                   --        113,739
 Receivable from fund shares
  sold                                     177             --
 Other assets                               --             --
                                  ------------  -------------
 Total assets                        1,188,120     30,911,986
                                  ------------  -------------
LIABILITIES:
 Due to Sponsor Company                    177             --
 Payable for fund shares
  purchased                                 --        113,739
 Other liabilities                          --              2
                                  ------------  -------------
 Total liabilities                         177        113,741
                                  ------------  -------------
NET ASSETS:
 For contract liabilities           $1,187,943    $30,798,245
                                  ============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         135,049      3,054,682
 Minimum unit fair value #*          $1.394765      $1.653911
 Maximum unit fair value #*         $16.665249     $16.941089
 Contract liability                 $1,187,943    $30,798,245
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              --             --
 Minimum unit fair value #*                 --             --
 Maximum unit fair value #*                 --             --
 Contract liability                         --             --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    HARTFORD              HARTFORD
                                   HARTFORD       HARTFORD       INTERNATIONAL         SMALL/MID CAP
                                  HIGH YIELD       INDEX         OPPORTUNITIES             EQUITY
                                   HLS FUND       HLS FUND          HLS FUND              HLS FUND
                                  SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   1,103,408       205,106           714,528               241,278
                                 =============  ============      ============          ============
  Cost                              $9,344,278    $6,036,470        $7,946,893            $1,878,901
                                 =============  ============      ============          ============
  Market value                     $10,017,305    $6,062,982        $9,070,974            $2,146,371
 Due from Sponsor Company               40,874        83,054                --                    --
 Receivable from fund shares
  sold                                      --            --             7,235                   118
 Other assets                               --             1                 3                    --
                                 -------------  ------------      ------------          ------------
 Total assets                       10,058,179     6,146,037         9,078,212             2,146,489
                                 -------------  ------------      ------------          ------------
LIABILITIES:
 Due to Sponsor Company                     --            --             7,235                   118
 Payable for fund shares
  purchased                             40,874        83,054                --                    --
 Other liabilities                          --            --                --                     3
                                 -------------  ------------      ------------          ------------
 Total liabilities                      40,874        83,054             7,235                   121
                                 -------------  ------------      ------------          ------------
NET ASSETS:
 For contract liabilities          $10,017,305    $6,062,983        $9,070,977            $2,146,368
                                 =============  ============      ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         762,984       479,373         2,660,735               179,534
 Minimum unit fair value #*          $1.977863     $5.263116         $1.359405            $11.003602
 Maximum unit fair value #*         $19.814350    $16.107393        $15.415411            $19.964205
 Contract liability                $10,017,305    $6,062,983        $9,040,368            $2,146,368
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              --            --            12,484                    --
 Minimum unit fair value #*                 --            --         $1.488683                    --
 Maximum unit fair value #*                 --            --         $9.214170                    --
 Contract liability                         --            --           $30,609                    --


                                        HARTFORD                HARTFORD            HARTFORD
                                         MIDCAP               MIDCAP VALUE        MONEY MARKET
                                        HLS FUND                HLS FUND            HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          41,774                  28,619          195,450,134
                                      ============            ============       ==============
  Cost                                    $954,487                $282,049         $195,450,134
                                      ============            ============       ==============
  Market value                          $1,167,562                $331,642         $195,450,134
 Due from Sponsor Company                       --                      --                   --
 Receivable from fund shares
  sold                                         103                      54            1,142,582
 Other assets                                   --                      --                   --
                                      ------------            ------------       --------------
 Total assets                            1,167,665                 331,696          196,592,716
                                      ------------            ------------       --------------
LIABILITIES:
 Due to Sponsor Company                        103                      54            1,142,582
 Payable for fund shares
  purchased                                     --                      --                   --
 Other liabilities                               1                      --                   14
                                      ------------            ------------       --------------
 Total liabilities                             104                      54            1,142,596
                                      ------------            ------------       --------------
NET ASSETS:
 For contract liabilities               $1,167,561                $331,642         $195,450,120
                                      ============            ============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             238,679                 106,437          169,514,457
 Minimum unit fair value #*              $4.684135               $1.773993            $0.898119
 Maximum unit fair value #*              $4.776588              $13.470653            $9.942655
 Contract liability                     $1,138,050                $331,642         $195,241,901
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               6,178                      --              192,618
 Minimum unit fair value #*              $4.776588                      --            $0.979023
 Maximum unit fair value #*              $4.776588                      --            $1.114977
 Contract liability                        $29,511                      --             $208,219

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                       HARTFORD                HARTFORD
                                    SMALL COMPANY          SMALLCAP GROWTH
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        215,680                  48,096
                                     ============            ============
  Cost                                 $3,189,208                $953,703
                                     ============            ============
  Market value                         $4,180,771              $1,223,154
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                    103,152                 119,685
 Other assets                                   1                      --
                                     ------------            ------------
 Total assets                           4,283,924               1,342,839
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                   103,152                 119,685
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                        103,152                 119,685
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $4,180,772              $1,223,154
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          1,528,353                 106,353
 Minimum unit fair value #*             $1.422858               $1.722674
 Maximum unit fair value #*            $17.105530              $21.377204
 Contract liability                    $4,162,240              $1,206,948
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             10,449                   1,141
 Minimum unit fair value #*             $1.558169              $14.203494
 Maximum unit fair value #*             $1.962034              $14.203494
 Contract liability                       $18,532                 $16,206

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD
                                   HARTFORD       U.S. GOVERNMENT        HARTFORD        AMERICAN FUNDS
                                    STOCK            SECURITIES           VALUE         ASSET ALLOCATION
                                   HLS FUND           HLS FUND           HLS FUND           HLS FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    195,657            771,893            133,030           1,287,100
                                 ============       ============       ============       =============
  Cost                             $9,143,420         $8,169,992         $1,291,708         $11,387,022
                                 ============       ============       ============       =============
  Market value                     $8,747,784         $8,295,668         $1,577,097         $14,210,818
 Due from Sponsor Company                  --                 --             47,675               2,310
 Receivable from fund shares
  sold                                  1,072             12,530                 --                  --
 Other assets                              --                 --                 --                   1
                                 ------------       ------------       ------------       -------------
 Total assets                       8,748,856          8,308,198          1,624,772          14,213,129
                                 ------------       ------------       ------------       -------------
LIABILITIES:
 Due to Sponsor Company                 1,072             12,530                 --                  --
 Payable for fund shares
  purchased                                --                 --             47,675               2,310
 Other liabilities                          2                  2                 --                  --
                                 ------------       ------------       ------------       -------------
 Total liabilities                      1,074             12,532             47,675               2,310
                                 ------------       ------------       ------------       -------------
NET ASSETS:
 For contract liabilities          $8,747,782         $8,295,666         $1,577,097         $14,210,819
                                 ============       ============       ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      7,349,215            970,213            192,223           1,225,460
 Minimum unit fair value #*         $0.920603          $1.164575          $1.342484          $10.572757
 Maximum unit fair value #*        $17.323637         $11.394012         $15.653317          $15.205400
 Contract liability                $8,703,941         $8,295,666         $1,572,808         $14,210,819
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #         35,654                 --                396                  --
 Minimum unit fair value #*         $1.229622                 --         $10.833557                  --
 Maximum unit fair value #*         $1.229622                 --         $10.833557                  --
 Contract liability                   $43,841                 --             $4,289                  --

                                     AMERICAN FUNDS
                                       BLUE CHIP
                                       INCOME AND            AMERICAN FUNDS           AMERICAN FUNDS
                                         GROWTH                   BOND                 GLOBAL BOND
                                        HLS FUND                HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         583,182                3,140,966                 387,486
                                      ============            =============            ============
  Cost                                  $4,594,930              $30,168,950              $3,881,447
                                      ============            =============            ============
  Market value                          $5,895,607              $33,037,180              $4,302,648
 Due from Sponsor Company                       --                       --                      --
 Receivable from fund shares
  sold                                       5,378                   11,062                     500
 Other assets                                    1                       --                      --
                                      ------------            -------------            ------------
 Total assets                            5,900,986               33,048,242               4,303,148
                                      ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                      5,378                   11,062                     500
 Payable for fund shares
  purchased                                     --                       --                      --
 Other liabilities                              --                       --                       3
                                      ------------            -------------            ------------
 Total liabilities                           5,378                   11,062                     503
                                      ------------            -------------            ------------
NET ASSETS:
 For contract liabilities               $5,895,608              $33,037,180              $4,302,645
                                      ============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             579,345                2,970,955                 370,709
 Minimum unit fair value #*              $9.619146               $10.599319              $10.669706
 Maximum unit fair value #*             $15.323942               $12.500323              $12.329999
 Contract liability                     $5,895,608              $33,000,461              $4,302,645
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                    3,336                      --
 Minimum unit fair value #*                     --               $11.008625                      --
 Maximum unit fair value #*                     --               $11.008625                      --
 Contract liability                             --                  $36,719                      --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      AMERICAN FUNDS
                                       GLOBAL GROWTH           AMERICAN FUNDS
                                        AND INCOME             GLOBAL GROWTH
                                         HLS FUND                 HLS FUND
                                        SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         1,245,863                 329,686
                                       =============            ============
  Cost                                    $9,276,651              $2,713,515
                                       =============            ============
  Market value                           $11,932,793              $3,446,586
 Due from Sponsor Company                      5,336                      --
 Receivable from fund shares
  sold                                            --                   8,054
 Other assets                                     --                       2
                                       -------------            ------------
 Total assets                             11,938,129               3,454,642
                                       -------------            ------------
LIABILITIES:
 Due to Sponsor Company                           --                   8,054
 Payable for fund shares
  purchased                                    5,336                      --
 Other liabilities                                 2                      --
                                       -------------            ------------
 Total liabilities                             5,338                   8,054
                                       -------------            ------------
NET ASSETS:
 For contract liabilities                $11,932,791              $3,446,588
                                       =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             1,207,407                 323,206
 Minimum unit fair value #*                $9.327855              $10.012084
 Maximum unit fair value #*               $16.611730              $16.982842
 Contract liability                      $11,932,791              $3,414,548
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                    --                   3,083
 Minimum unit fair value #*                       --              $10.393325
 Maximum unit fair value #*                       --              $10.393325
 Contract liability                               --                 $32,040

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL SMALL         AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                    CAPITALIZATION            GROWTH              GROWTH-INCOME          INTERNATIONAL
                                       HLS FUND              HLS FUND               HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,078,463              5,403,582              3,033,594              4,393,979
                                     ============          =============          =============          =============
  Cost                                 $7,925,734            $40,527,266            $24,070,223            $33,129,450
                                     ============          =============          =============          =============
  Market value                         $8,935,634            $56,492,568            $30,944,587            $38,366,054
 Due from Sponsor Company                      --                     --                 41,375                     --
 Receivable from fund shares
  sold                                      5,501                 22,308                     --                  2,834
 Other assets                                  --                      3                     --                     --
                                     ------------          -------------          -------------          -------------
 Total assets                           8,941,135             56,514,879             30,985,962             38,368,888
                                     ------------          -------------          -------------          -------------
LIABILITIES:
 Due to Sponsor Company                     5,501                 22,308                     --                  2,834
 Payable for fund shares
  purchased                                    --                     --                 41,375                     --
 Other liabilities                             --                     --                      1                     --
                                     ------------          -------------          -------------          -------------
 Total liabilities                          5,501                 22,308                 41,376                  2,834
                                     ------------          -------------          -------------          -------------
NET ASSETS:
 For contract liabilities              $8,935,634            $56,492,571            $30,944,586            $38,366,054
                                     ============          =============          =============          =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            982,180              5,405,877              2,972,901              4,289,915
 Minimum unit fair value #*             $8.471939              $9.660438              $9.668837              $8.360003
 Maximum unit fair value #*            $18.014002             $17.971540             $16.147805             $15.602963
 Contract liability                    $8,904,993            $56,415,511            $30,919,444            $38,342,223
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              3,484                  7,666                  2,505                  2,746
 Minimum unit fair value #*             $8.794597             $10.051768             $10.037003              $8.678384
 Maximum unit fair value #*             $8.794597             $10.051768             $10.037003              $8.678384
 Contract liability                       $30,641                $77,060                $25,142                $23,831

                                                         HARTFORD
                                    AMERICAN FUNDS       PORTFOLIO       HUNTINGTON VA
                                      NEW WORLD         DIVERSIFIER          INCOME
                                       HLS FUND          HLS FUND         EQUITY FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        771,630          4,673,782           426,059
                                     ============      =============      ============
  Cost                                 $6,288,464        $45,509,963        $4,150,242
                                     ============      =============      ============
  Market value                         $7,300,894        $43,839,878        $4,090,166
 Due from Sponsor Company                      --            102,474                --
 Receivable from fund shares
  sold                                      2,232                 --             4,184
 Other assets                                   3                  1                 2
                                     ------------      -------------      ------------
 Total assets                           7,303,129         43,942,353         4,094,352
                                     ------------      -------------      ------------
LIABILITIES:
 Due to Sponsor Company                     2,232                 --             4,184
 Payable for fund shares
  purchased                                    --            102,474                --
 Other liabilities                             --                 --                --
                                     ------------      -------------      ------------
 Total liabilities                          2,232            102,474             4,184
                                     ------------      -------------      ------------
NET ASSETS:
 For contract liabilities              $7,300,897        $43,839,879        $4,090,168
                                     ============      =============      ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            696,793          4,718,791         1,011,689
 Minimum unit fair value #*             $9.457173          $8.956530         $1.265071
 Maximum unit fair value #*            $16.895634          $9.417426        $16.386427
 Contract liability                    $7,300,897        $43,839,879        $4,090,168
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                 --                --
 Minimum unit fair value #*                    --                 --                --
 Maximum unit fair value #*                    --                 --                --
 Contract liability                            --                 --                --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    HUNTINGTON VA
                                       DIVIDEND             HUNTINGTON VA
                                     CAPTURE FUND            GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        623,848                 289,578
                                     ============            ============
  Cost                                 $7,458,274              $2,460,532
                                     ============            ============
  Market value                         $6,725,084              $2,409,286
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                     14,296                   4,199
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                           6,739,380               2,413,485
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                    14,296                   4,199
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                         14,296                   4,199
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $6,725,084              $2,409,286
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          1,976,529               1,358,845
 Minimum unit fair value #*             $1.593481               $0.798347
 Maximum unit fair value #*            $17.608797              $13.470859
 Contract liability                    $6,725,084              $2,409,286
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                        MID CORP                ROTATING             INTERNATIONAL           HUNTINGTON VA
                                      AMERICA FUND            MARKETS FUND            EQUITY FUND            MACRO 100 FUND
                                    SUB-ACCOUNT (5)           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         384,216                 104,893                 366,816                 287,579
                                      ============            ============            ============            ============
  Cost                                  $6,729,580              $1,282,357              $5,283,388              $2,785,307
                                      ============            ============            ============            ============
  Market value                          $7,107,998              $1,303,827              $5,219,797              $2,795,266
 Due from Sponsor Company                       --                      --                      --                      --
 Receivable from fund shares
  sold                                      31,397                   2,900                   3,674                   2,247
 Other assets                                    1                       1                      --                      --
                                      ------------            ------------            ------------            ------------
 Total assets                            7,139,396               1,306,728               5,223,471               2,797,513
                                      ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                     31,397                   2,900                   3,674                   2,247
 Payable for fund shares
  purchased                                     --                      --                      --                      --
 Other liabilities                              --                      --                      --                      --
                                      ------------            ------------            ------------            ------------
 Total liabilities                          31,397                   2,900                   3,674                   2,247
                                      ------------            ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $7,107,999              $1,303,828              $5,219,797              $2,795,266
                                      ============            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,704,345                 312,582               1,179,556                 972,947
 Minimum unit fair value #*              $1.827363               $1.417233               $1.319495               $0.966856
 Maximum unit fair value #*             $19.139019              $16.438776              $14.418280              $15.076180
 Contract liability                     $7,107,999              $1,303,828              $5,219,797              $2,795,266
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                      --                      --
 Minimum unit fair value #*                     --                      --                      --                      --
 Maximum unit fair value #*                     --                      --                      --                      --
 Contract liability                             --                      --                      --                      --

                                     HUNTINGTON VA                               LORD ABBETT
                                        MORTGAGE             HUNTINGTON VA       FUNDAMENTAL
                                    SECURITIES FUND            SITUS FUND        EQUITY FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         269,000                 317,570             98,323
                                      ============            ============       ============
  Cost                                  $3,025,883              $4,455,811         $1,653,796
                                      ============            ============       ============
  Market value                          $3,217,238              $5,782,958         $1,731,468
 Due from Sponsor Company                       --                      --                 --
 Receivable from fund shares
  sold                                       1,996                  32,577              1,494
 Other assets                                   --                      --                 --
                                      ------------            ------------       ------------
 Total assets                            3,219,234               5,815,535          1,732,962
                                      ------------            ------------       ------------
LIABILITIES:
 Due to Sponsor Company                      1,996                  32,577              1,494
 Payable for fund shares
  purchased                                     --                      --                 --
 Other liabilities                              --                       1                 --
                                      ------------            ------------       ------------
 Total liabilities                           1,996                  32,578              1,494
                                      ------------            ------------       ------------
NET ASSETS:
 For contract liabilities               $3,217,238              $5,782,957         $1,731,468
                                      ============            ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             740,411               2,906,501            136,090
 Minimum unit fair value #*              $1.162720               $1.546104         $11.067283
 Maximum unit fair value #*             $12.321661              $20.424090         $13.468330
 Contract liability                     $3,217,238              $5,782,957         $1,731,468
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                 --
 Minimum unit fair value #*                     --                      --                 --
 Maximum unit fair value #*                     --                      --                 --
 Contract liability                             --                      --                 --

(5) Effective April 27, 2012 Huntington VA New Economy Fund merged with Huntington VA Mid Corp America.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                      CALIBRATED              LORD ABBETT
                                       DIVIDEND                  BOND
                                     GROWTH FUND            DEBENTURE FUND
                                   SUB-ACCOUNT (6)            SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        186,104                1,160,738
                                     ============            =============
  Cost                                 $2,283,007              $12,447,212
                                     ============            =============
  Market value                         $2,646,395              $14,184,225
 Due from Sponsor Company                      --                       --
 Receivable from fund shares
  sold                                      1,114                   17,203
 Other assets                                   1                        1
                                     ------------            -------------
 Total assets                           2,647,510               14,201,429
                                     ------------            -------------
LIABILITIES:
 Due to Sponsor Company                     1,114                   17,203
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                       --
                                     ------------            -------------
 Total liabilities                          1,114                   17,203
                                     ------------            -------------
NET ASSETS:
 For contract liabilities              $2,646,396              $14,184,226
                                     ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            223,826                1,019,096
 Minimum unit fair value #*            $11.453398               $13.275221
 Maximum unit fair value #*            $15.097163               $16.978901
 Contract liability                    $2,646,396              $14,163,681
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    1,460
 Minimum unit fair value #*                    --               $14.067263
 Maximum unit fair value #*                    --               $14.067263
 Contract liability                            --                  $20,545

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(6) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      LORD ABBETT
                                       GROWTH AND         MFS(R) CORE        MFS(R) GROWTH       MFS(R) GLOBAL
                                      INCOME FUND        EQUITY SERIES          SERIES           EQUITY SERIES
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          90,905            321,179              710,285            481,426
                                      ============       ============        =============       ============
  Cost                                  $1,800,252         $5,184,675          $16,349,979         $5,951,230
                                      ============       ============        =============       ============
  Market value                          $2,235,361         $5,678,458          $20,452,998         $7,288,789
 Due from Sponsor Company                       --                 --                   --                 --
 Receivable from fund shares
  sold                                         134             26,937               89,183              1,343
 Other assets                                   --                  1                   --                 --
                                      ------------       ------------        -------------       ------------
 Total assets                            2,235,495          5,705,396           20,542,181          7,290,132
                                      ------------       ------------        -------------       ------------
LIABILITIES:
 Due to Sponsor Company                        134             26,937               89,183              1,343
 Payable for fund shares
  purchased                                     --                 --                   --                 --
 Other liabilities                              --                 --                    1                  3
                                      ------------       ------------        -------------       ------------
 Total liabilities                             134             26,937               89,184              1,346
                                      ------------       ------------        -------------       ------------
NET ASSETS:
 For contract liabilities               $2,235,361         $5,678,459          $20,452,997         $7,288,786
                                      ============       ============        =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             235,029            595,703            2,194,173            435,402
 Minimum unit fair value #*              $9.124707          $7.035600            $6.569011         $14.612304
 Maximum unit fair value #*              $9.669329         $16.613037           $16.946476         $19.929000
 Contract liability                     $2,235,361         $5,601,368          $20,358,757         $7,255,342
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --              7,849                9,608              2,097
 Minimum unit fair value #*                     --          $7.713386            $7.138561         $15.951482
 Maximum unit fair value #*                     --         $10.569931           $11.117367         $15.951482
 Contract liability                             --            $77,091              $94,240            $33,444

                                                             MFS(R) INVESTORS
                                       MFS(R) HIGH                GROWTH              MFS(R) INVESTORS
                                      INCOME SERIES            STOCK SERIES             TRUST SERIES
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        8,327,318                  842,429                4,150,587
                                      =============            =============            =============
  Cost                                  $75,193,736               $8,637,069              $75,755,923
                                      =============            =============            =============
  Market value                          $73,113,854              $10,286,064              $95,170,368
 Due from Sponsor Company                        --                       --                       --
 Receivable from fund shares
  sold                                       80,388                    3,473                   63,942
 Other assets                                     1                       --                       --
                                      -------------            -------------            -------------
 Total assets                            73,194,243               10,289,537               95,234,310
                                      -------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                      80,388                    3,473                   63,942
 Payable for fund shares
  purchased                                      --                       --                       --
 Other liabilities                               --                       --                        5
                                      -------------            -------------            -------------
 Total liabilities                           80,388                    3,473                   63,947
                                      -------------            -------------            -------------
NET ASSETS:
 For contract liabilities               $73,113,855              $10,286,064              $95,170,363
                                      =============            =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            4,404,314                1,151,227                8,814,635
 Minimum unit fair value #*              $15.319801                $7.079226                $9.713409
 Maximum unit fair value #*              $19.155468               $16.838482               $15.101493
 Contract liability                     $73,061,968              $10,204,245              $95,097,228
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                3,101                    8,481                    6,615
 Minimum unit fair value #*              $16.674415                $7.658907               $10.508703
 Maximum unit fair value #*              $17.246743               $10.619163               $12.449433
 Contract liability                         $51,887                  $81,819                  $73,135

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    MFS(R) MID CAP             MFS(R) NEW
                                     GROWTH SERIES          DISCOVERY SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       2,967,395                3,986,596
                                     =============            =============
  Cost                                 $19,037,173              $57,884,046
                                     =============            =============
  Market value                         $19,466,113              $62,669,056
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                      87,180                   57,067
 Other assets                                    1                       --
                                     -------------            -------------
 Total assets                           19,553,294               62,726,123
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                     87,180                   57,067
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                        2
                                     -------------            -------------
 Total liabilities                          87,180                   57,069
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $19,466,114              $62,669,054
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           3,311,292                3,985,918
 Minimum unit fair value #*              $5.376609               $10.544547
 Maximum unit fair value #*             $18.493798               $23.903936
 Contract liability                    $19,457,854              $62,519,917
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               1,365                    8,527
 Minimum unit fair value #*              $6.050138               $12.387699
 Maximum unit fair value #*              $6.050138               $21.145397
 Contract liability                         $8,260                 $149,137

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MFS(R) TOTAL   MFS(R) VALUE      MFS(R) RESEARCH        MFS(R) RESEARCH
                                 RETURN SERIES      SERIES           BOND SERIES       INTERNATIONAL SERIES
                                  SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   15,739,119      5,998,107          6,383,079              1,649,433
                                 ==============  =============      =============          =============
  Cost                             $310,069,838    $76,172,715        $77,276,316            $23,127,908
                                 ==============  =============      =============          =============
  Market value                     $315,385,217    $86,066,143        $85,900,777            $20,403,491
 Due from Sponsor Company                    --             --                 --                     --
 Receivable from fund shares
  sold                                  215,738        135,206              4,219                 32,237
 Other assets                                --             --                  1                      2
                                 --------------  -------------      -------------          -------------
 Total assets                       315,600,955     86,201,349         85,904,997             20,435,730
                                 --------------  -------------      -------------          -------------
LIABILITIES:
 Due to Sponsor Company                 215,738        135,206              4,219                 32,237
 Payable for fund shares
  purchased                                  --             --                 --                     --
 Other liabilities                            6              1                 --                     --
                                 --------------  -------------      -------------          -------------
 Total liabilities                      215,744        135,207              4,219                 32,237
                                 --------------  -------------      -------------          -------------
NET ASSETS:
 For contract liabilities          $315,385,211    $86,066,142        $85,900,778            $20,403,493
                                 ==============  =============      =============          =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #       21,217,829      5,634,513          6,465,008              1,561,913
 Minimum unit fair value #*          $10.497182     $10.260802         $10.936840             $12.238894
 Maximum unit fair value #*          $17.914077     $19.317629         $14.384205             $14.584528
 Contract liability                $315,258,286    $86,064,958        $85,881,676            $20,396,439
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            7,966             66              1,416                    540
 Minimum unit fair value #*          $14.456951     $17.956875         $13.460119             $13.064091
 Maximum unit fair value #*          $17.066066     $17.956875         $13.779293             $13.064091
 Contract liability                    $126,925         $1,184            $19,102                 $7,054

                                                               BLACKROCK                 BLACKROCK
                                    MFS(R) RESEARCH              GLOBAL                    GLOBAL
                                         SERIES           ALLOCATION V.I. FUND    OPPORTUNITIES V.I. FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         228,008                   6,752                     1,517
                                      ============            ============              ============
  Cost                                  $4,173,417                 $94,694                   $20,001
                                      ============            ============              ============
  Market value                          $4,981,966                 $96,822                   $21,086
 Due from Sponsor Company                       --                      --                        --
 Receivable from fund shares
  sold                                      46,610                       5                         4
 Other assets                                   --                      --                        --
                                      ------------            ------------              ------------
 Total assets                            5,028,576                  96,827                    21,090
                                      ------------            ------------              ------------
LIABILITIES:
 Due to Sponsor Company                     46,610                       5                         4
 Payable for fund shares
  purchased                                     --                      --                        --
 Other liabilities                               1                      --                        --
                                      ------------            ------------              ------------
 Total liabilities                          46,611                       5                         4
                                      ------------            ------------              ------------
NET ASSETS:
 For contract liabilities               $4,981,965                 $96,822                   $21,086
                                      ============            ============              ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             379,049                   9,304                     1,462
 Minimum unit fair value #*             $12.462085              $10.372214                $14.419749
 Maximum unit fair value #*             $14.183107              $10.488588                $14.419749
 Contract liability                     $4,981,965                 $96,822                   $21,086
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                        --
 Minimum unit fair value #*                     --                      --                        --
 Maximum unit fair value #*                     --                      --                        --
 Contract liability                             --                      --                        --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        BLACKROCK               BLACKROCK
                                        LARGE CAP                 EQUITY
                                     GROWTH V.I. FUND       DIVIDEND V.I. FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           35,922                 114,977
                                       ============            ============
  Cost                                     $347,872                $994,751
                                       ============            ============
  Market value                             $414,538              $1,029,040
 Due from Sponsor Company                        --                      --
 Receivable from fund shares
  sold                                           70                      62
 Other assets                                    --                      --
                                       ------------            ------------
 Total assets                               414,608               1,029,102
                                       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                          70                      62
 Payable for fund shares
  purchased                                      --                      --
 Other liabilities                               --                      --
                                       ------------            ------------
 Total liabilities                               70                      62
                                       ------------            ------------
NET ASSETS:
 For contract liabilities                  $414,538              $1,029,040
                                       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               35,872                  89,954
 Minimum unit fair value #*               $9.805179              $11.271579
 Maximum unit fair value #*              $11.776568              $11.598160
 Contract liability                        $414,538              $1,029,040
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                      --
 Minimum unit fair value #*                      --                      --
 Maximum unit fair value #*                      --                      --
 Contract liability                              --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                     INVESCO                                MORGAN STANLEY
                                 UIF MID CAP     VAN KAMPEN V.I.      MORGAN STANLEY --        MULTI CAP
                                    GROWTH           AMERICAN           FOCUS GROWTH            GROWTH
                                  PORTFOLIO         VALUE FUND            PORTFOLIO            PORTFOLIO
                                 SUB-ACCOUNT     SUB-ACCOUNT (7)         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    197,929            56,494                  214               11,726
                                 ============      ============          ===========          ===========
  Cost                             $1,806,353          $664,395               $5,228             $163,612
                                 ============      ============          ===========          ===========
  Market value                     $2,105,964          $836,670               $4,896             $180,121
 Due from Sponsor Company                  --           102,077                   --                   --
 Receivable from fund shares
  sold                                 10,565                --                    1                   73
 Other assets                              --                --                    1                   --
                                 ------------      ------------          -----------          -----------
 Total assets                       2,116,529           938,747                4,898              180,194
                                 ------------      ------------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                10,565                --                    1                   73
 Payable for fund shares
  purchased                                --           102,077                   --                   --
 Other liabilities                         --                --                   --                   --
                                 ------------      ------------          -----------          -----------
 Total liabilities                     10,565           102,077                    1                   73
                                 ------------      ------------          -----------          -----------
NET ASSETS:
 For contract liabilities          $2,105,964          $836,670               $4,897             $180,121
                                 ============      ============          ===========          ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        179,713            69,297                  589               33,561
 Minimum unit fair value #*        $11.004969        $11.550241            $8.314405            $5.104420
 Maximum unit fair value #*        $19.983285        $19.331118            $8.314405            $5.653693
 Contract liability                $2,081,401          $836,670               $4,897             $180,121
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #          2,147                --                   --                   --
 Minimum unit fair value #*        $11.438423                --                   --                   --
 Maximum unit fair value #*        $11.438423                --                   --                   --
 Contract liability                   $24,563                --                   --                   --

                                  MORGAN STANLEY --
                                       MID CAP          MORGAN STANLEY --          BLACKROCK
                                        GROWTH           FLEXIBLE INCOME            CAPITAL
                                      PORTFOLIO             PORTFOLIO        APPRECIATION V.I. FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          5,358                13,211                114,739
                                     ============          ============           ============
  Cost                                   $193,733               $86,554               $958,777
                                     ============          ============           ============
  Market value                           $171,993               $84,156               $972,985
 Due from Sponsor Company                      --                    --                     --
 Receivable from fund shares
  sold                                         44                    12                     58
 Other assets                                  --                    --                     --
                                     ------------          ------------           ------------
 Total assets                             172,037                84,168                973,043
                                     ------------          ------------           ------------
LIABILITIES:
 Due to Sponsor Company                        44                    12                     58
 Payable for fund shares
  purchased                                    --                    --                     --
 Other liabilities                             --                    --                     --
                                     ------------          ------------           ------------
 Total liabilities                             44                    12                     58
                                     ------------          ------------           ------------
NET ASSETS:
 For contract liabilities                $171,993               $84,156               $972,985
                                     ============          ============           ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             15,178                 6,472                 95,996
 Minimum unit fair value #*            $10.870781            $12.970010              $9.927679
 Maximum unit fair value #*            $11.821534            $13.037470             $11.074227
 Contract liability                      $171,993               $84,156               $972,985
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --                     --
 Minimum unit fair value #*                    --                    --                     --
 Maximum unit fair value #*                    --                    --                     --
 Contract liability                            --                    --                     --

(7) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   COLUMBIA VARIABLE
                                      PORTFOLIO --           COLUMBIA VARIABLE
                                 MARSICO INTERNATIONAL         PORTFOLIO --
                                   OPPORTUNITIES FUND        HIGH INCOME FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         583,759                   975,966
                                      ============             =============
  Cost                                  $7,116,922                $9,262,357
                                      ============             =============
  Market value                          $9,036,590               $10,423,316
 Due from Sponsor Company                       --                        --
 Receivable from fund shares
  sold                                       3,358                     5,056
 Other assets                                   --                        --
                                      ------------             -------------
 Total assets                            9,039,948                10,428,372
                                      ------------             -------------
LIABILITIES:
 Due to Sponsor Company                      3,358                     5,056
 Payable for fund shares
  purchased                                     --                        --
 Other liabilities                              --                         1
                                      ------------             -------------
 Total liabilities                           3,358                     5,057
                                      ------------             -------------
NET ASSETS:
 For contract liabilities               $9,036,590               $10,423,315
                                      ============             =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           5,430,398                 4,607,244
 Minimum unit fair value #*              $1.420056                 $1.975793
 Maximum unit fair value #*             $15.293945                $18.515385
 Contract liability                     $9,024,565               $10,422,147
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               7,768                       542
 Minimum unit fair value #*              $1.548002                 $2.153769
 Maximum unit fair value #*              $1.548002                 $2.153769
 Contract liability                        $12,025                    $1,168

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   COLUMBIA VARIABLE       COLUMBIA VARIABLE       COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                      PORTFOLIO --            PORTFOLIO --            PORTFOLIO --            PORTFOLIO --
                                    MARSICO FOCUSED         ASSET ALLOCATION            MARSICO               MARSICO 21ST
                                     EQUITIES FUND                FUND                GROWTH FUND             CENTURY FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         472,118                 305,414                 302,386                 158,143
                                      ============            ============            ============            ============
  Cost                                  $6,581,247              $4,681,717              $4,439,129              $1,205,809
                                      ============            ============            ============            ============
  Market value                          $7,799,398              $3,985,656              $6,709,941              $1,872,418
 Due from Sponsor Company                      336                      --                      --                      --
 Receivable from fund shares
  sold                                          --                     992                   9,630                   5,450
 Other assets                                   --                       1                       1                       2
                                      ------------            ------------            ------------            ------------
 Total assets                            7,799,734               3,986,649               6,719,572               1,877,870
                                      ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                         --                     992                   9,630                   5,450
 Payable for fund shares
  purchased                                    336                      --                      --                      --
 Other liabilities                               2                      --                      --                      --
                                      ------------            ------------            ------------            ------------
 Total liabilities                             338                     992                   9,630                   5,450
                                      ------------            ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $7,799,396              $3,985,657              $6,709,942              $1,872,420
                                      ============            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           5,949,085               3,277,466               4,879,141               1,142,435
 Minimum unit fair value #*              $1.149085               $1.123871               $1.147550               $1.414410
 Maximum unit fair value #*             $15.407448              $14.748823              $15.436848              $13.748175
 Contract liability                     $7,799,396              $3,971,159              $6,686,104              $1,869,633
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                  11,833                  19,055                   1,807
 Minimum unit fair value #*                     --               $1.225172               $1.251027               $1.541885
 Maximum unit fair value #*                     --               $1.225172               $1.251027               $1.541885
 Contract liability                             --                 $14,498                 $23,838                  $2,787

                                   COLUMBIA VARIABLE       COLUMBIA VARIABLE          OPPENHEIMER
                                      PORTFOLIO --            PORTFOLIO --              CAPITAL
                                        MID CAP                 DIVIDEND              APPRECIATION
                                      GROWTH FUND           OPPORTUNITY FUND            FUND/VA
                                      SUB-ACCOUNT           SUB-ACCOUNT (8)           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,174,160                 691,442                  10,814
                                      ============            ============            ============
  Cost                                  $8,023,215              $9,921,303                $376,006
                                      ============            ============            ============
  Market value                          $9,616,372              $9,901,447                $482,975
 Due from Sponsor Company                       --                      --                      --
 Receivable from fund shares
  sold                                       2,297                  11,297                      18
 Other assets                                   --                       1                      --
                                      ------------            ------------            ------------
 Total assets                            9,618,669               9,912,745                 482,993
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      2,297                  11,297                      18
 Payable for fund shares
  purchased                                     --                      --                      --
 Other liabilities                              --                      --                       1
                                      ------------            ------------            ------------
 Total liabilities                           2,297                  11,297                      19
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $9,616,372              $9,901,448                $482,974
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           7,972,016               1,030,576                  47,922
 Minimum unit fair value #*              $0.993174               $9.497019               $9.584110
 Maximum unit fair value #*             $18.436924               $9.672993              $16.467674
 Contract liability                     $9,616,372              $9,900,304                $482,974
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                     118                      --
 Minimum unit fair value #*                     --               $9.672993                      --
 Maximum unit fair value #*                     --               $9.672993                      --
 Contract liability                             --                  $1,144                      --

(8) Formerly Columbia Variable Portfolio -- Diversified Equity Income Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       OPPENHEIMER             OPPENHEIMER
                                    GLOBAL SECURITIES          MAIN STREET
                                         FUND/VA                FUND(R)/VA
                                       SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          211,053                  46,690
                                       ============            ============
  Cost                                   $4,960,534                $814,547
                                       ============            ============
  Market value                           $6,806,455              $1,110,300
 Due from Sponsor Company                        --                      --
 Receivable from fund shares
  sold                                          944                     308
 Other assets                                    --                      --
                                       ------------            ------------
 Total assets                             6,807,399               1,110,608
                                       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                         944                     308
 Payable for fund shares
  purchased                                      --                      --
 Other liabilities                                1                       1
                                       ------------            ------------
 Total liabilities                              945                     309
                                       ------------            ------------
NET ASSETS:
 For contract liabilities                $6,806,454              $1,110,299
                                       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              619,524                 100,874
 Minimum unit fair value #*              $10.482323              $10.602933
 Maximum unit fair value #*              $17.327392              $16.287648
 Contract liability                      $6,806,454              $1,110,299
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                      --
 Minimum unit fair value #*                      --                      --
 Maximum unit fair value #*                      --                      --
 Contract liability                              --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     OPPENHEIMER
                                     MAIN STREET           OPPENHEIMER         PUTNAM VT         PUTNAM VT
                                   SMALL- & MID-CAP           VALUE           DIVERSIFIED       GLOBAL ASSET
                                       FUND/VA               FUND/VA          INCOME FUND     ALLOCATION FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        297,146                17,002          3,180,488           152,387
                                     ============          ============      =============      ============
  Cost                                 $3,768,255              $146,793        $21,768,674        $2,201,459
                                     ============          ============      =============      ============
  Market value                         $5,931,035              $184,136        $23,058,537        $2,453,433
 Due from Sponsor Company                      --                    --                 --                --
 Receivable from fund shares
  sold                                    104,911                     7             12,548               436
 Other assets                                  --                    --                 --                 1
                                     ------------          ------------      -------------      ------------
 Total assets                           6,035,946               184,143         23,071,085         2,453,870
                                     ------------          ------------      -------------      ------------
LIABILITIES:
 Due to Sponsor Company                   104,911                     7             12,548               436
 Payable for fund shares
  purchased                                    --                    --                 --                --
 Other liabilities                             --                    --                  1                --
                                     ------------          ------------      -------------      ------------
 Total liabilities                        104,911                     7             12,549               436
                                     ------------          ------------      -------------      ------------
NET ASSETS:
 For contract liabilities              $5,931,035              $184,136        $23,058,536        $2,453,434
                                     ============          ============      =============      ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            480,151                18,599          1,730,044           163,959
 Minimum unit fair value #*            $11.752013             $9.461400         $12.075071        $10.968758
 Maximum unit fair value #*            $19.057753            $10.026112         $17.996572        $16.804647
 Contract liability                    $5,931,035              $184,136        $23,058,536        $2,453,434
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --                 --                --
 Minimum unit fair value #*                    --                    --                 --                --
 Maximum unit fair value #*                    --                    --                 --                --
 Contract liability                            --                    --                 --                --


                                   PUTNAM VT          PUTNAM VT         PUTNAM VT
                                 INTERNATIONAL      INTERNATIONAL       SMALL CAP
                                  VALUE FUND         EQUITY FUND        VALUE FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------  --------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     22,522             31,058            133,249
                                 ============        ===========       ============
  Cost                               $202,911           $297,979         $1,746,967
                                 ============        ===========       ============
  Market value                       $209,457           $351,891         $2,037,386
 Due from Sponsor Company              52,383                 --            128,103
 Receivable from fund shares
  sold                                     --                 51                 --
 Other assets                              --                 --                 --
                                 ------------        -----------       ------------
 Total assets                         261,840            351,942          2,165,489
                                 ------------        -----------       ------------
LIABILITIES:
 Due to Sponsor Company                    --                 51                 --
 Payable for fund shares
  purchased                            52,383                 --            128,103
 Other liabilities                         --                 --                  1
                                 ------------        -----------       ------------
 Total liabilities                     52,383                 51            128,104
                                 ------------        -----------       ------------
NET ASSETS:
 For contract liabilities            $209,457           $351,891         $2,037,385
                                 ============        ===========       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         26,718             44,962            124,851
 Minimum unit fair value #*         $7.606317          $7.562887         $11.147043
 Maximum unit fair value #*        $13.902110          $8.034559         $18.112429
 Contract liability                  $209,457           $351,891         $2,037,385
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --                 --                 --
 Minimum unit fair value #*                --                 --                 --
 Maximum unit fair value #*                --                 --                 --
 Contract liability                        --                 --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                               JPMORGAN
                                                            INSURANCE TRUST
                                      PUTNAM VT                CORE BOND
                                     VOYAGER FUND           PORTFOLIO -- 1
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         65,046                6,961,476
                                     ============            =============
  Cost                                 $2,307,827              $76,516,895
                                     ============            =============
  Market value                         $2,352,711              $82,006,190
 Due from Sponsor Company                      --                       --
 Receivable from fund shares
  sold                                        175                   49,669
 Other assets                                   1                       --
                                     ------------            -------------
 Total assets                           2,352,887               82,055,859
                                     ------------            -------------
LIABILITIES:
 Due to Sponsor Company                       175                   49,669
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                       --
                                     ------------            -------------
 Total liabilities                            175                   49,669
                                     ------------            -------------
NET ASSETS:
 For contract liabilities              $2,352,712              $82,006,190
                                     ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            177,838                5,902,959
 Minimum unit fair value #*            $10.136459               $12.079745
 Maximum unit fair value #*            $14.310109               $20.804323
 Contract liability                    $2,352,712              $82,006,190
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                       --
 Minimum unit fair value #*                    --                       --
 Maximum unit fair value #*                    --                       --
 Contract liability                            --                       --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        JPMORGAN                JPMORGAN                JPMORGAN                 JPMORGAN
                                    INSURANCE TRUST         INSURANCE TRUST          INSURANCE TRUST         INSURANCE TRUST
                                      U.S. EQUITY           INTREPID MID CAP          EQUITY INDEX           INTREPID GROWTH
                                     PORTFOLIO -- 1          PORTFOLIO -- 1          PORTFOLIO -- 1           PORTFOLIO -- 1
                                      SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         411,603                 488,960                2,342,275                 199,633
                                      ============            ============            =============            ============
  Cost                                  $6,287,281              $8,885,667              $25,858,242              $3,073,065
                                      ============            ============            =============            ============
  Market value                          $7,260,683              $8,595,926              $29,044,210              $3,513,547
 Due from Sponsor Company                       --                      --                       --                      --
 Receivable from fund shares
  sold                                       9,490                   1,164                   38,166                     719
 Other assets                                   --                       1                       --                       1
                                      ------------            ------------            -------------            ------------
 Total assets                            7,270,173               8,597,091               29,082,376               3,514,267
                                      ------------            ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                      9,490                   1,164                   38,166                     719
 Payable for fund shares
  purchased                                     --                      --                       --                      --
 Other liabilities                              --                      --                       --                      --
                                      ------------            ------------            -------------            ------------
 Total liabilities                           9,490                   1,164                   38,166                     719
                                      ------------            ------------            -------------            ------------
NET ASSETS:
 For contract liabilities               $7,260,683              $8,595,927              $29,044,210              $3,513,548
                                      ============            ============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             502,862                 550,950                2,252,854                 264,863
 Minimum unit fair value #*             $13.350534              $11.384495               $12.172518              $12.218584
 Maximum unit fair value #*             $22.311620              $34.277260               $15.925283              $19.146686
 Contract liability                     $7,260,683              $8,595,927              $29,044,210              $3,513,548
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                       --                      --
 Minimum unit fair value #*                     --                      --                       --                      --
 Maximum unit fair value #*                     --                      --                       --                      --
 Contract liability                             --                      --                       --                      --

                                        JPMORGAN                JPMORGAN
                                    INSURANCE TRUST         INSURANCE TRUST       PUTNAM VT
                                     MID CAP GROWTH          MID CAP VALUE          EQUITY
                                     PORTFOLIO -- 1          PORTFOLIO -- 1      INCOME FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         459,062                 747,208              1,737
                                      ============            ============       ============
  Cost                                  $8,415,222              $9,455,812            $23,495
                                      ============            ============       ============
  Market value                          $8,359,517              $6,104,689            $27,304
 Due from Sponsor Company                       --                      --                 --
 Receivable from fund shares
  sold                                       7,202                  15,129                  1
 Other assets                                    1                       2                 --
                                      ------------            ------------       ------------
 Total assets                            8,366,720               6,119,820             27,305
                                      ------------            ------------       ------------
LIABILITIES:
 Due to Sponsor Company                      7,202                  15,129                  1
 Payable for fund shares
  purchased                                     --                      --                 --
 Other liabilities                              --                      --                 --
                                      ------------            ------------       ------------
 Total liabilities                           7,202                  15,129                  1
                                      ------------            ------------       ------------
NET ASSETS:
 For contract liabilities               $8,359,518              $6,104,691            $27,304
                                      ============            ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             558,702                 380,569              1,759
 Minimum unit fair value #*             $11.499953              $12.785886         $12.488476
 Maximum unit fair value #*             $18.643766              $25.522488         $16.119278
 Contract liability                     $8,359,518              $6,104,691            $27,304
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                 --
 Minimum unit fair value #*                     --                      --                 --
 Maximum unit fair value #*                     --                      --                 --
 Contract liability                             --                      --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                   PIMCO              PIMCO
                                 ALL ASSET        EQS PATHFINDER
                                 PORTFOLIO          PORTFOLIO
                                SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    14,678             78,953
                                ============       ============
  Cost                              $161,549           $820,204
                                ============       ============
  Market value                      $168,501           $844,011
 Due from Sponsor Company                 --                 --
 Receivable from fund shares
  sold                                     3                 17
 Other assets                             --                 --
                                ------------       ------------
 Total assets                        168,504            844,028
                                ------------       ------------
LIABILITIES:
 Due to Sponsor Company                    3                 17
 Payable for fund shares
  purchased                               --                 --
 Other liabilities                        --                 --
                                ------------       ------------
 Total liabilities                         3                 17
                                ------------       ------------
NET ASSETS:
 For contract liabilities           $168,501           $844,011
                                ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        14,671             81,722
 Minimum unit fair value #*       $11.320194         $10.162951
 Maximum unit fair value #*       $11.527936         $10.633531
 Contract liability                 $168,501           $844,011
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            --                 --
 Minimum unit fair value #*               --                 --
 Maximum unit fair value #*               --                 --
 Contract liability                       --                 --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         PIMCO
                                         GLOBAL              JENNISON 20/20                                  PRUDENTIAL
                                      MULTI-ASSET                FOCUS                 JENNISON                 VALUE
                                       PORTFOLIO               PORTFOLIO               PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT (9)           SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             965                   8,467                  6,773                  4,667
                                      ============            ============            ===========            ===========
  Cost                                     $12,111                $101,289               $183,000                $85,523
                                      ============            ============            ===========            ===========
  Market value                             $12,313                $131,830               $179,422                $84,945
 Due from Sponsor Company                       --                      --                     --                     --
 Receivable from fund shares
  sold                                          --                       6                     74                    220
 Other assets                                   --                      --                     --                     --
                                      ------------            ------------            -----------            -----------
 Total assets                               12,313                 131,836                179,496                 85,165
                                      ------------            ------------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                         --                       6                     74                    220
 Payable for fund shares
  purchased                                     --                      --                     --                     --
 Other liabilities                              --                      --                      1                     --
                                      ------------            ------------            -----------            -----------
 Total liabilities                              --                       6                     75                    220
                                      ------------            ------------            -----------            -----------
NET ASSETS:
 For contract liabilities                  $12,313                $131,830               $179,421                $84,945
                                      ============            ============            ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               1,186                  44,545                 80,069                 66,136
 Minimum unit fair value #*             $10.381024               $1.470740              $0.995530              $1.211291
 Maximum unit fair value #*             $10.381024              $15.458007              $7.762953              $1.308669
 Contract liability                        $12,313                $131,830               $145,042                $84,945
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                  4,429                     --
 Minimum unit fair value #*                     --                      --              $7.762953                     --
 Maximum unit fair value #*                     --                      --              $7.762953                     --
 Contract liability                             --                      --                $34,379                     --

                                      PRUDENTIAL              LEGG MASON              LEGG MASON
                                        SERIES               CLEARBRIDGE         CLEARBRIDGE VARIABLE
                                     INTERNATIONAL         VARIABLE EQUITY            FUNDAMENTAL
                                        GROWTH              INCOME BUILDER           ALL CAP VALUE
                                       PORTFOLIO              PORTFOLIO                PORTFOLIO
                                      SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            834                   4,907                  31,575
                                      ===========            ============             ===========
  Cost                                     $6,221                 $69,933                $753,678
                                      ===========            ============             ===========
  Market value                             $4,371                 $56,878                $649,498
 Due from Sponsor Company                      --                      21                       7
 Receivable from fund shares
  sold                                         --                      --                      --
 Other assets                                  --                      --                      --
                                      -----------            ------------             -----------
 Total assets                               4,371                  56,899                 649,505
                                      -----------            ------------             -----------
LIABILITIES:
 Due to Sponsor Company                        --                      --                      --
 Payable for fund shares
  purchased                                    --                      21                       7
 Other liabilities                             --                      --                      --
                                      -----------            ------------             -----------
 Total liabilities                             --                      21                       7
                                      -----------            ------------             -----------
NET ASSETS:
 For contract liabilities                  $4,371                 $56,878                $649,498
                                      ===========            ============             ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              4,448                   5,511                  64,277
 Minimum unit fair value #*             $0.982742              $10.320951               $9.383529
 Maximum unit fair value #*             $0.982742              $10.320951               $9.491930
 Contract liability                        $4,371                 $56,878                $609,816
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --                   4,181
 Minimum unit fair value #*                    --                      --               $9.491930
 Maximum unit fair value #*                    --                      --               $9.491930
 Contract liability                            --                      --                 $39,682

(9)  Funded as of February 28, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    WESTERN ASSET            LEGG MASON
                                   VARIABLE GLOBAL      CLEARBRIDGE VARIABLE
                                   HIGH YIELD BOND         LARGE CAP VALUE
                                      PORTFOLIO               PORTFOLIO
                                  SUB-ACCOUNT (10)           SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         7,052                  16,175
                                     ===========             ===========
  Cost                                   $61,147                $208,715
                                     ===========             ===========
  Market value                           $57,261                $249,253
 Due from Sponsor Company                     37                      15
 Receivable from fund shares
  sold                                        --                      --
 Other assets                                 --                      --
                                     -----------             -----------
 Total assets                             57,298                 249,268
                                     -----------             -----------
LIABILITIES:
 Due to Sponsor Company                       --                      --
 Payable for fund shares
  purchased                                   37                      15
 Other liabilities                            --                      --
                                     -----------             -----------
 Total liabilities                            37                      15
                                     -----------             -----------
NET ASSETS:
 For contract liabilities                $57,261                $249,253
                                     ===========             ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            25,904                 167,940
 Minimum unit fair value #*            $2.134001               $1.456722
 Maximum unit fair value #*            $2.228629               $1.485506
 Contract liability                      $57,261                $249,253
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                      --
 Minimum unit fair value #*                   --                      --
 Maximum unit fair value #*                   --                      --
 Contract liability                           --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(10) Formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio. Change effective November 1, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       INVESCO                                   INVESCO
                                   VAN KAMPEN V.I.         INVESCO           VAN KAMPEN V.I.
                                      GROWTH AND       VAN KAMPEN V.I.           AMERICAN
                                     INCOME FUND        COMSTOCK FUND         FRANCHISE FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (11)(12)
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        77,567              27,189               651,292
                                      ==========          ==========           ===========
  Cost                                $1,255,309            $387,312           $24,018,555
                                      ==========          ==========           ===========
  Market value                        $1,553,673            $359,435           $23,600,565
 Due from Sponsor Company                    139                  --                    --
 Receivable from fund shares
  sold                                        --                  19               109,166
 Other assets                                 --                  --                    --
                                      ----------          ----------           -----------
 Total assets                          1,553,812             359,454            23,709,731
                                      ----------          ----------           -----------
LIABILITIES:
 Due to Sponsor Company                       --                  19               109,166
 Payable for fund shares
  purchased                                  139                  --                    --
 Other liabilities                             1                  --                     2
                                      ----------          ----------           -----------
 Total liabilities                           140                  19               109,168
                                      ----------          ----------           -----------
NET ASSETS:
 For contract liabilities             $1,553,672            $359,435           $23,600,563
                                      ==========          ==========           ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           136,154              22,275             2,302,553
 Minimum unit fair value #*           $10.343643          $15.421242             $9.756071
 Maximum unit fair value #*           $16.989759          $16.984478            $10.441741
 Contract liability                   $1,553,672            $359,435           $23,538,754
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                  --                 5,992
 Minimum unit fair value #*                   --                  --            $10.283931
 Maximum unit fair value #*                   --                  --            $10.339350
 Contract liability                           --                  --               $61,809

                                         INVESCO            WELLS FARGO         WELLS FARGO
                                     VAN KAMPEN V.I.        ADVANTAGE VT       ADVANTAGE VT
                                         MID CAP            INDEX ASSET        TOTAL RETURN
                                       GROWTH FUND        ALLOCATION FUND        BOND FUND
                                  SUB-ACCOUNT (13)(14)      SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        710,536                 1,501              1,625
                                       ==========            ==========          =========
  Cost                                 $2,821,837               $19,883            $16,669
                                       ==========            ==========          =========
  Market value                         $2,783,539               $20,222            $17,578
 Due from Sponsor Company                      --                    --                 --
 Receivable from fund shares
  sold                                        804                     1                  1
 Other assets                                  --                    --                 --
                                       ----------            ----------          ---------
 Total assets                           2,784,343                20,223             17,579
                                       ----------            ----------          ---------
LIABILITIES:
 Due to Sponsor Company                       804                     1                  1
 Payable for fund shares
  purchased                                    --                    --                 --
 Other liabilities                             --                    --                 --
                                       ----------            ----------          ---------
 Total liabilities                            804                     1                  1
                                       ----------            ----------          ---------
NET ASSETS:
 For contract liabilities              $2,783,539               $20,222            $17,578
                                       ==========            ==========          =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            282,900                 5,180             10,722
 Minimum unit fair value #*             $9.767694             $1.461617          $1.639407
 Maximum unit fair value #*             $9.924071            $15.095876          $1.639407
 Contract liability                    $2,783,539               $20,222            $17,578
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --                 --
 Minimum unit fair value #*                    --                    --                 --
 Maximum unit fair value #*                    --                    --                 --
 Contract liability                            --                    --                 --

(11) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(12) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(13) Funded as of April 27, 2012.

(14) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT
                                      INTRINSIC            INTERNATIONAL
                                     VALUE FUND             EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         1,937                 279,107
                                     ===========            ============
  Cost                                   $26,785              $1,388,746
                                     ===========            ============
  Market value                           $28,343              $1,378,828
 Due from Sponsor Company                     --                      --
 Receivable from fund shares
  sold                                         1                     372
 Other assets                                 --                       1
                                     -----------            ------------
 Total assets                             28,344               1,379,201
                                     -----------            ------------
LIABILITIES:
 Due to Sponsor Company                        1                     372
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                            --                      --
                                     -----------            ------------
 Total liabilities                             1                     372
                                     -----------            ------------
NET ASSETS:
 For contract liabilities                $28,343              $1,378,829
                                     ===========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            22,196               1,186,484
 Minimum unit fair value #*            $1.246468               $0.918360
 Maximum unit fair value #*            $1.315436              $13.316669
 Contract liability                      $28,343              $1,378,829
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                      --
 Minimum unit fair value #*                   --                      --
 Maximum unit fair value #*                   --                      --
 Contract liability                           --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO                                      WELLS FARGO
                                     ADVANTAGE VT            WELLS FARGO             ADVANTAGE VT             WELLS FARGO
                                      SMALL CAP              ADVANTAGE VT              SMALL CAP              ADVANTAGE VT
                                     GROWTH FUND            DISCOVERY FUND            VALUE FUND            OPPORTUNITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        201,637                     206                1,298,667                 465,314
                                     ============            ============            =============            ============
  Cost                                 $1,344,686                  $3,903               $9,714,453              $7,759,940
                                     ============            ============            =============            ============
  Market value                         $1,598,916                  $5,194              $12,220,443              $9,315,735
 Due from Sponsor Company                      --                      --                       --                      --
 Receivable from fund shares
  sold                                        157                      --                    2,622                   2,659
 Other assets                                  --                      --                        1                      --
                                     ------------            ------------            -------------            ------------
 Total assets                           1,599,073                   5,194               12,223,066               9,318,394
                                     ------------            ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                       157                      --                    2,622                   2,659
 Payable for fund shares
  purchased                                    --                      --                       --                      --
 Other liabilities                             --                      --                       --                      --
                                     ------------            ------------            -------------            ------------
 Total liabilities                            157                      --                    2,622                   2,659
                                     ------------            ------------            -------------            ------------
NET ASSETS:
 For contract liabilities              $1,598,916                  $5,194              $12,220,444              $9,315,735
                                     ============            ============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            131,053                     290                  977,545                 780,248
 Minimum unit fair value #*             $1.632425              $17.968169               $11.165283              $11.483444
 Maximum unit fair value #*            $12.903704              $17.968169               $12.892309              $12.114819
 Contract liability                    $1,597,577                  $5,194              $12,219,266              $9,315,735
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                104                      --                       93                      --
 Minimum unit fair value #*            $12.872077                      --               $12.626244                      --
 Maximum unit fair value #*            $12.872077                      --               $12.626244                      --
 Contract liability                        $1,339                      --                   $1,178                      --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                           AMERICAN CENTURY VP      AMERICAN CENTURY VP
                                                VALUE FUND              GROWTH FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT (1)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $29,845                   $128
                                                 --------                  -----
EXPENSES:
 Administrative charges                                --                     --
 Mortality and expense risk charges               (10,870)                  (157)
                                                 --------                  -----
  Total expenses                                  (10,870)                  (157)
                                                 --------                  -----
  Net investment income (loss)                     18,975                    (29)
                                                 --------                  -----
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      8,245                      3
 Net realized gain on distributions                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        119,346                   (206)
                                                 --------                  -----
  Net gain (loss) on investments                  127,591                   (203)
                                                 --------                  -----
  Net increase (decrease) in net assets
   resulting from operations                     $146,566                  $(232)
                                                 ========                  =====

(1)  Funded as of April 9, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                  VPS BALANCED WEALTH    VPS INTERNATIONAL    VPS SMALL/MID-CAP      ALLIANCEBERNSTEIN
                                   STRATEGY PORTFOLIO     VALUE PORTFOLIO      VALUE PORTFOLIO      VPS VALUE PORTFOLIO
                                      SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $101,547              $105,412               $4,982                $3,661
                                        --------              --------             --------               -------
EXPENSES:
 Administrative charges                       --                    --                   --                    --
 Mortality and expense risk
  charges                                (75,196)             (119,285)             (27,194)               (3,475)
                                        --------              --------             --------               -------
  Total expenses                         (75,196)             (119,285)             (27,194)               (3,475)
                                        --------              --------             --------               -------
  Net investment income (loss)            26,351               (13,873)             (22,212)                  186
                                        --------              --------             --------               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  239,452              (116,449)              46,929                10,917
 Net realized gain on
  distributions                               --                    --               55,106                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        310,242              1,040,038             172,264                12,770
                                        --------              --------             --------               -------
  Net gain (loss) on
   investments                           549,694               923,589              274,299                23,687
                                        --------              --------             --------               -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $576,045              $909,716             $252,087               $23,873
                                        ========              ========             ========               =======

                                                           INVESCO
                                 ALLIANCEBERNSTEIN     VAN KAMPEN V.I.     INVESCO V.I.
                                 VPS INTERNATIONAL          VALUE              CORE
                                  GROWTH PORTFOLIO    OPPORTUNITIES FUND   EQUITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (2)     SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $16,506              $399,838          $574,288
                                      --------            ----------        ----------
EXPENSES:
 Administrative charges                     --               (40,748)         (101,778)
 Mortality and expense risk
  charges                              (20,323)             (479,395)       (1,040,416)
                                      --------            ----------        ----------
  Total expenses                       (20,323)             (520,143)       (1,142,194)
                                      --------            ----------        ----------
  Net investment income (loss)          (3,817)             (120,305)         (567,906)
                                      --------            ----------        ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (16,251)           (3,075,871)        2,610,784
 Net realized gain on
  distributions                             --                    --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      163,292             7,242,980         4,976,542
                                      --------            ----------        ----------
  Net gain (loss) on
   investments                         147,041             4,167,109         7,587,326
                                      --------            ----------        ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $143,224            $4,046,804        $7,019,420
                                      ========            ==========        ==========

(2)  Formerly Invesco V.I. Basic Value Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     INVESCO V.I.            INVESCO V.I.
                                      GOVERNMENT                 HIGH
                                    SECURITIES FUND           YIELD FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $7,662,847               $66,784
                                     -------------            ----------
EXPENSES:
 Administrative charges                   (373,224)               (2,148)
 Mortality and expense risk
  charges                               (4,243,260)              (22,899)
                                     -------------            ----------
  Total expenses                        (4,616,484)              (25,047)
                                     -------------            ----------
  Net investment income (loss)           3,046,363                41,737
                                     -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,250,658                (6,718)
 Net realized gain on
  distributions                                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,373,645)              134,856
                                     -------------            ----------
  Net gain (loss) on
   investments                          (1,122,987)              128,138
                                     -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,923,376              $169,875
                                     =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                        INVESCO V.I.
                               INVESCO V.I.             INVESCO V.I.             INVESCO V.I.          BALANCED RISK
                               INTERNATIONAL            MID CAP CORE              SMALL CAP              ALLOCATION
                                GROWTH FUND              EQUITY FUND             EQUITY FUND                FUND
                                SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $895,467                  $36,054                    $ --               $35,711
                               -------------            -------------            ------------            ----------
EXPENSES:
 Administrative charges              (74,756)                 (84,930)                    (30)                   --
 Mortality and expense risk
  charges                           (980,527)              (1,016,037)               (725,442)              (68,523)
                               -------------            -------------            ------------            ----------
  Total expenses                  (1,055,283)              (1,100,967)               (725,472)              (68,523)
                               -------------            -------------            ------------            ----------
  Net investment income
   (loss)                           (159,816)              (1,064,913)               (725,472)              (32,812)
                               -------------            -------------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            1,894,411                  933,787               2,669,084                79,926
 Net realized gain on
  distributions                           --                  469,223                      --                16,359
 Net unrealized appreciation
  (depreciation) of
  investments during the year      6,380,521                4,763,384               2,599,023               268,671
                               -------------            -------------            ------------            ----------
  Net gain (loss) on
   investments                     8,274,932                6,166,394               5,268,107               364,956
                               -------------            -------------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                     $8,115,116               $5,101,481              $4,542,635              $332,144
                               =============            =============            ============            ==========


                                  INVESCO V.I.       AMERICAN CENTURY VP        AMERICAN FUNDS
                                  DIVERSIFIED              MID CAP                  GLOBAL
                                 DIVIDEND FUND           VALUE FUND                BOND FUND
                                SUB-ACCOUNT (3)          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $108                   $801                  $1,600,320
                                     ------                -------               -------------
EXPENSES:
 Administrative charges                  --                     --                          --
 Mortality and expense risk
  charges                              (100)                  (279)                 (1,399,138)
                                     ------                -------               -------------
  Total expenses                       (100)                  (279)                 (1,399,138)
                                     ------                -------               -------------
  Net investment income
   (loss)                                 8                    522                     201,182
                                     ------                -------               -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (21)                    36                   2,382,750
 Net realized gain on
  distributions                          --                  1,545                     706,736
 Net unrealized appreciation
  (depreciation) of
  investments during the year           894                  2,712                     155,059
                                     ------                -------               -------------
  Net gain (loss) on
   investments                          873                  4,293                   3,244,545
                                     ------                -------               -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $881                 $4,815                  $3,445,727
                                     ======                =======               =============

(3)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                        GLOBAL               AMERICAN FUNDS
                                      GROWTH AND                  ASSET
                                      INCOME FUND            ALLOCATION FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,051,204               $4,664,227
                                     -------------            -------------
EXPENSES:
 Administrative charges                         --                 (428,042)
 Mortality and expense risk
  charges                               (1,453,496)              (4,162,264)
                                     -------------            -------------
  Total expenses                        (1,453,496)              (4,590,306)
                                     -------------            -------------
  Net investment income (loss)             597,708                   73,921
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (2,369,527)              12,205,573
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           14,251,805               22,039,542
                                     -------------            -------------
  Net gain (loss) on
   investments                          11,882,278               34,245,115
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $12,479,986              $34,319,036
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                      BLUE CHIP                                      AMERICAN FUNDS
                                     INCOME AND             AMERICAN FUNDS               GLOBAL                AMERICAN FUNDS
                                     GROWTH FUND               BOND FUND               GROWTH FUND              GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,109,363               $6,062,431                 $666,563                $4,885,965
                                    -------------            -------------            -------------            --------------
EXPENSES:
 Administrative charges                  (161,587)                (425,681)                (129,319)               (1,079,486)
 Mortality and expense risk
  charges                              (1,874,371)              (4,059,595)              (1,234,078)              (10,401,405)
                                    -------------            -------------            -------------            --------------
  Total expenses                       (2,035,958)              (4,485,276)              (1,363,397)              (11,480,891)
                                    -------------            -------------            -------------            --------------
  Net investment income
   (loss)                                  73,405                1,577,155                 (696,834)               (6,594,926)
                                    -------------            -------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,865,360                1,592,620                4,143,577                21,829,110
 Net realized gain on
  distributions                                --                       --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,888,233                5,929,036               11,161,905                81,683,032
                                    -------------            -------------            -------------            --------------
  Net gain (loss) on
   investments                         12,753,593                7,521,656               15,305,482               103,512,142
                                    -------------            -------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $12,826,998               $9,098,811              $14,608,648               $96,917,216
                                    =============            =============            =============            ==============


                                    AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                  GROWTH-INCOME FUND       INTERNATIONAL FUND         NEW WORLD FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $8,885,925               $2,282,402                 $701,791
                                    --------------            -------------            -------------
EXPENSES:
 Administrative charges                   (975,863)                (271,909)                (123,994)
 Mortality and expense risk
  charges                               (9,353,731)              (2,624,559)              (1,215,969)
                                    --------------            -------------            -------------
  Total expenses                       (10,329,594)              (2,896,468)              (1,339,963)
                                    --------------            -------------            -------------
  Net investment income
   (loss)                               (1,443,669)                (614,066)                (638,172)
                                    --------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 10,638,574                 (227,891)               6,178,377
 Net realized gain on
  distributions                                 --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           75,672,724               25,213,893                5,278,407
                                    --------------            -------------            -------------
  Net gain (loss) on
   investments                          86,311,298               24,986,002               11,456,784
                                    --------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $84,867,629              $24,371,936              $10,818,612
                                    ==============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS              STERLING
                                     GLOBAL SMALL           CAPITAL STRATEGIC
                                  CAPITALIZATION FUND     ALLOCATION EQUITY VIF
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $789,834                  $36
                                     -------------                -----
EXPENSES:
 Administrative charges                    (98,569)                  --
 Mortality and expense risk
  charges                                 (973,316)                 (74)
                                     -------------                -----
  Total expenses                        (1,071,885)                 (74)
                                     -------------                -----
  Net investment income (loss)            (282,051)                 (38)
                                     -------------                -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,111,380                   64
 Net realized gain on
  distributions                                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            7,095,781                  396
                                     -------------                -----
  Net gain (loss) on
   investments                           9,207,161                  460
                                     -------------                -----
  Net increase (decrease) in
   net assets resulting from
   operations                           $8,925,110                 $422
                                     =============                =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                              COLUMBIA VARIABLE
                                   STERLING            STERLING             STERLING            PORTFOLIO --
                                CAPITAL SELECT     CAPITAL SPECIAL        CAPITAL TOTAL         SMALL COMPANY
                                  EQUITY VIF      OPPORTUNITIES VIF      RETURN BOND VIF         GROWTH FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $182                $5,882              $28,120                   $ --
                                    ------            ----------            ---------            -----------
EXPENSES:
 Administrative charges                 --                    --                   --                     --
 Mortality and expense risk
  charges                             (185)              (33,643)             (15,621)              (130,313)
                                    ------            ----------            ---------            -----------
  Total expenses                      (185)              (33,643)             (15,621)              (130,313)
                                    ------            ----------            ---------            -----------
  Net investment income
   (loss)                               (3)              (27,761)              12,499               (130,313)
                                    ------            ----------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  9                40,861               14,465                (71,607)
 Net realized gain on
  distributions                         --                91,027               28,212                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          187               147,428              (11,696)               788,349
                                    ------            ----------            ---------            -----------
  Net gain (loss) on
   investments                         196               279,316               30,981                716,742
                                    ------            ----------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $193              $251,555              $43,480               $586,429
                                    ======            ==========            =========            ===========

                                   WELLS FARGO
                                   ADVANTAGE VT          FIDELITY VIP           FIDELITY VIP
                                      OMEGA                 GROWTH             CONTRAFUND(R)
                                   GROWTH FUND            PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $2,956                $255,021
                                    ----------            ----------            ------------
EXPENSES:
 Administrative charges                 (1,807)                   --                      --
 Mortality and expense risk
  charges                              (14,430)              (15,617)               (397,408)
                                    ----------            ----------            ------------
  Total expenses                       (16,237)              (15,617)               (397,408)
                                    ----------            ----------            ------------
  Net investment income
   (loss)                              (16,237)              (12,661)               (142,387)
                                    ----------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 27,668                85,556               1,337,222
 Net realized gain on
  distributions                         69,767                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           28,728                49,045               1,830,194
                                    ----------            ----------            ------------
  Net gain (loss) on
   investments                         126,163               134,601               3,167,416
                                    ----------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $109,926              $121,940              $3,025,029
                                    ==========            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              FIDELITY VIP         FIDELITY VIP
                                                MID CAP          VALUE STRATEGIES
                                               PORTFOLIO            PORTFOLIO
                                              SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $62,469              $4,289
                                               ----------            --------
EXPENSES:
 Administrative charges                                --                  --
 Mortality and expense risk charges              (271,824)            (21,881)
                                               ----------            --------
  Total expenses                                 (271,824)            (21,881)
                                               ----------            --------
  Net investment income (loss)                   (209,355)            (17,592)
                                               ----------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    758,090             105,178
 Net realized gain on distributions             1,287,640                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        116,903             202,138
                                               ----------            --------
  Net gain (loss) on investments                2,162,633             307,316
                                               ----------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $1,953,278            $289,724
                                               ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP                               FRANKLIN
                                  DYNAMIC CAPITAL      FIDELITY VIP            RISING                FRANKLIN
                                   APPRECIATION      STRATEGIC INCOME         DIVIDENDS               INCOME
                                     PORTFOLIO          PORTFOLIO          SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,402             $2,524              $4,545,741            $53,344,270
                                      -------             ------             -----------            -----------
EXPENSES:
 Administrative charges                    --                 --                (409,718)            (1,195,332)
 Mortality and expense risk
  charges                              (4,986)              (334)             (4,383,203)           (12,955,779)
                                      -------             ------             -----------            -----------
  Total expenses                       (4,986)              (334)             (4,792,921)           (14,151,111)
                                      -------             ------             -----------            -----------
  Net investment income (loss)         (3,584)             2,190                (247,180)            39,193,159
                                      -------             ------             -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                15,247                 62              10,657,103             (2,341,435)
 Net realized gain on
  distributions                            --                746                      --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      31,217              1,991              16,350,457             47,750,039
                                      -------             ------             -----------            -----------
  Net gain (loss) on
   investments                         46,464              2,799              27,007,560             45,408,604
                                      -------             ------             -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $42,880             $4,989             $26,760,380            $84,601,763
                                      =======             ======             ===========            ===========

                                       FRANKLIN             FRANKLIN             FRANKLIN
                                      LARGE CAP              GLOBAL           SMALL-MID CAP
                                        GROWTH            REAL ESTATE             GROWTH
                                   SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $337,598                $ --                  $ --
                                      ----------            --------            ----------
EXPENSES:
 Administrative charges                  (63,630)             (1,783)             (123,533)
 Mortality and expense risk
  charges                               (690,660)            (16,061)           (1,288,040)
                                      ----------            --------            ----------
  Total expenses                        (754,290)            (17,844)           (1,411,573)
                                      ----------            --------            ----------
  Net investment income (loss)          (416,692)            (17,844)           (1,411,573)
                                      ----------            --------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,668,322            (104,154)            3,297,577
 Net realized gain on
  distributions                               --                  --             5,650,576
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      3,050,455             386,761              (699,159)
                                      ----------            --------            ----------
  Net gain (loss) on
   investments                         4,718,777             282,607             8,248,994
                                      ----------            --------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,302,085            $264,763            $6,837,421
                                      ==========            ========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       FRANKLIN                FRANKLIN
                                      SMALL CAP                STRATEGIC
                                        VALUE                   INCOME
                                   SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $117,880              $17,935,922
                                     ------------            -------------
EXPENSES:
 Administrative charges                        --                 (377,276)
 Mortality and expense risk
  charges                                (279,716)              (4,182,684)
                                     ------------            -------------
  Total expenses                         (279,716)              (4,559,960)
                                     ------------            -------------
  Net investment income (loss)           (161,836)              13,375,962
                                     ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,149,380                3,903,318
 Net realized gain on
  distributions                                --                  294,265
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,318,312                9,396,034
                                     ------------            -------------
  Net gain (loss) on
   investments                          2,467,692               13,593,617
                                     ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,305,856              $26,969,579
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING               TEMPLETON                TEMPLETON
                                    MUTUAL SHARES              MARKETS                  FOREIGN                  GROWTH
                                   SECURITIES FUND         SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $7,518,350                $853,062               $4,039,833               $4,801,438
                                    -------------            ------------            -------------            -------------
EXPENSES:
 Administrative charges                  (594,340)                (78,844)                (217,575)                (371,379)
 Mortality and expense risk
  charges                              (5,933,567)               (888,881)              (2,189,156)              (3,657,719)
                                    -------------            ------------            -------------            -------------
  Total expenses                       (6,527,907)               (967,725)              (2,406,731)              (4,029,098)
                                    -------------            ------------            -------------            -------------
  Net investment income
   (loss)                                 990,443                (114,663)               1,633,102                  772,340
                                    -------------            ------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 6,243,309                 459,466                 (923,977)              (6,114,559)
 Net realized gain on
  distributions                                --                      --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          37,361,515               5,257,466               19,512,817               45,812,352
                                    -------------            ------------            -------------            -------------
  Net gain (loss) on
   investments                         43,604,824               5,716,932               18,588,840               39,697,793
                                    -------------            ------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $44,595,267              $5,602,269              $20,221,942              $40,470,133
                                    =============            ============            =============            =============

                                                               FRANKLIN               FRANKLIN
                                       MUTUAL                  FLEX CAP               LARGE CAP
                                  GLOBAL DISCOVERY              GROWTH                  VALUE
                                   SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,032,260                    $ --               $113,796
                                    -------------            ------------            -----------
EXPENSES:
 Administrative charges                  (166,492)                (31,142)               (12,705)
 Mortality and expense risk
  charges                              (1,950,198)               (324,149)              (116,146)
                                    -------------            ------------            -----------
  Total expenses                       (2,116,690)               (355,291)              (128,851)
                                    -------------            ------------            -----------
  Net investment income
   (loss)                                 915,570                (355,291)               (15,055)
                                    -------------            ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 4,083,773               1,148,305                 54,767
 Net realized gain on
  distributions                         6,115,193                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,964,871                 617,235                884,528
                                    -------------            ------------            -----------
  Net gain (loss) on
   investments                         12,163,837               1,765,540                939,295
                                    -------------            ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $13,079,407              $1,410,249               $924,240
                                    =============            ============            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      TEMPLETON                HARTFORD
                                     GLOBAL BOND               BALANCED
                                   SECURITIES FUND             HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (4)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,358,888                $439,773
                                     ------------            ------------
EXPENSES:
 Administrative charges                        --                 (20,470)
 Mortality and expense risk
  charges                                (348,090)               (278,110)
                                     ------------            ------------
  Total expenses                         (348,090)               (298,580)
                                     ------------            ------------
  Net investment income (loss)          1,010,798                 141,193
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   292,171                (196,157)
 Net realized gain on
  distributions                            34,949                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,360,208               1,532,574
                                     ------------            ------------
  Net gain (loss) on
   investments                          1,687,328               1,336,417
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,698,126              $1,477,610
                                     ============            ============

(4)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD            HARTFORD            HARTFORD
                                   TOTAL              CAPITAL            DIVIDEND               HARTFORD
                                RETURN BOND        APPRECIATION         AND GROWTH           GLOBAL RESEARCH
                                 HLS FUND            HLS FUND            HLS FUND               HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $6,863,162          $2,007,043          $2,260,740               $3,109
                               -------------       -------------       -------------            ---------
EXPENSES:
 Administrative charges              (67,971)            (39,447)            (32,212)                  --
 Mortality and expense risk
  charges                         (2,700,518)         (2,279,291)         (1,657,619)              (7,092)
                               -------------       -------------       -------------            ---------
  Total expenses                  (2,768,489)         (2,318,738)         (1,689,831)              (7,092)
                               -------------       -------------       -------------            ---------
  Net investment income
   (loss)                          4,094,673            (311,695)            570,909               (3,983)
                               -------------       -------------       -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            2,598,757           5,011,980           4,796,178                1,053
 Net realized gain on
  distributions                           --                  --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,833,107          17,426,422           6,546,097               48,459
                               -------------       -------------       -------------            ---------
  Net gain (loss) on
   investments                     5,431,864          22,438,402          11,342,275               49,512
                               -------------       -------------       -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                     $9,526,537         $22,126,707         $11,913,184              $45,529
                               =============       =============       =============            =========

                                                                                 HARTFORD
                                    HARTFORD              HARTFORD             DISCIPLINED
                                   HEALTHCARE          GLOBAL GROWTH              EQUITY
                                    HLS FUND              HLS FUND               HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $223                $2,298                $193,130
                                    ---------            ----------            ------------
EXPENSES:
 Administrative charges                  (340)                 (594)                   (443)
 Mortality and expense risk
  charges                              (2,854)               (8,932)               (194,614)
                                    ---------            ----------            ------------
  Total expenses                       (3,194)               (9,526)               (195,057)
                                    ---------            ----------            ------------
  Net investment income
   (loss)                              (2,971)               (7,228)                 (1,927)
                                    ---------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                25,800               (21,650)                584,332
 Net realized gain on
  distributions                            --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          18,773               146,342               1,290,242
                                    ---------            ----------            ------------
  Net gain (loss) on
   investments                         44,573               124,692               1,874,574
                                    ---------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $41,602              $117,464              $1,872,647
                                    =========            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                    HARTFORD
                                               HARTFORD              GROWTH
                                                GROWTH           OPPORTUNITIES
                                               HLS FUND             HLS FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --                  $ --
                                               --------            ----------
EXPENSES:
 Administrative charges                             (59)                  (31)
 Mortality and expense risk charges             (16,094)             (480,149)
                                               --------            ----------
  Total expenses                                (16,153)             (480,180)
                                               --------            ----------
  Net investment income (loss)                  (16,153)             (480,180)
                                               --------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   45,966             1,794,293
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      146,296             5,609,690
                                               --------            ----------
  Net gain (loss) on investments                192,262             7,403,983
                                               --------            ----------
  Net increase (decrease) in net assets
   resulting from operations                   $176,109            $6,923,803
                                               ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 HARTFORD             HARTFORD
                                       HARTFORD             HARTFORD          INTERNATIONAL        SMALL/MID CAP
                                      HIGH YIELD             INDEX            OPPORTUNITIES            EQUITY
                                       HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $855,247            $103,897              $155,882             $12,847
                                      ----------            --------            ----------            --------
EXPENSES:
 Administrative charges                     (324)               (476)               (5,802)                 --
 Mortality and expense risk
  charges                               (147,362)            (34,659)             (134,257)            (39,851)
                                      ----------            --------            ----------            --------
  Total expenses                        (147,686)            (35,135)             (140,059)            (39,851)
                                      ----------            --------            ----------            --------
  Net investment income (loss)           707,561              68,762                15,823             (27,004)
                                      ----------            --------            ----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  143,267               6,879               127,105              95,330
 Net realized gain on
  distributions                               --                  --                    --             307,036
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        268,000             181,766             1,280,822             (86,910)
                                      ----------            --------            ----------            --------
  Net gain (loss) on
   investments                           411,267             188,645             1,407,927             315,456
                                      ----------            --------            ----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,118,828            $257,407            $1,423,750            $288,452
                                      ==========            ========            ==========            ========


                                      HARTFORD            HARTFORD              HARTFORD
                                       MIDCAP           MIDCAP VALUE          MONEY MARKET
                                      HLS FUND            HLS FUND              HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $6,594               $2,953                   $ --
                                      --------            ---------            -----------
EXPENSES:
 Administrative charges                 (1,847)                  --               (319,053)
 Mortality and expense risk
  charges                              (15,565)              (6,062)            (3,475,090)
                                      --------            ---------            -----------
  Total expenses                       (17,412)              (6,062)            (3,794,143)
                                      --------            ---------            -----------
  Net investment income (loss)         (10,818)              (3,109)            (3,794,143)
                                      --------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 34,211               12,403                      2
 Net realized gain on
  distributions                             --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      171,789               51,664                     --
                                      --------            ---------            -----------
  Net gain (loss) on
   investments                         206,000               64,067                      2
                                      --------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $195,182              $60,958            $(3,794,141)
                                      ========            =========            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                      HARTFORD              HARTFORD
                                   SMALL COMPANY        SMALLCAP GROWTH
                                      HLS FUND              HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                  $ --
                                     ----------            ----------
EXPENSES:
 Administrative charges                  (4,396)                  (69)
 Mortality and expense risk
  charges                               (80,952)              (30,082)
                                     ----------            ----------
  Total expenses                        (85,348)              (30,151)
                                     ----------            ----------
  Net investment income (loss)          (85,348)              (30,151)
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 266,974               200,484
 Net realized gain on
  distributions                             284                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           376,714               104,851
                                     ----------            ----------
  Net gain (loss) on
   investments                          643,972               305,335
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $558,624              $275,184
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             HARTFORD
                                      HARTFORD            U.S. GOVERNMENT           HARTFORD            AMERICAN FUNDS
                                       STOCK                SECURITIES               VALUE             ASSET ALLOCATION
                                      HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $163,875               $228,455               $33,709                $216,421
                                    ------------            -----------            ----------            ------------
EXPENSES:
 Administrative charges                  (14,420)                  (623)                   --                      --
 Mortality and expense risk
  charges                               (167,792)              (139,274)              (21,368)               (234,124)
                                    ------------            -----------            ----------            ------------
  Total expenses                        (182,212)              (139,897)              (21,368)               (234,124)
                                    ------------            -----------            ----------            ------------
  Net investment income
   (loss)                                (18,337)                88,558                12,341                 (17,703)
                                    ------------            -----------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (100,798)                66,438                49,538                 700,039
 Net realized gain on
  distributions                               --                     --                    --                  29,622
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,248,553                 12,351               144,763               1,107,901
                                    ------------            -----------            ----------            ------------
  Net gain (loss) on
   investments                         1,147,755                 78,789               194,301               1,837,562
                                    ------------            -----------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,129,418               $167,347              $206,642              $1,819,859
                                    ============            ===========            ==========            ============

                                  AMERICAN FUNDS
                                     BLUE CHIP
                                    INCOME AND            AMERICAN FUNDS         AMERICAN FUNDS
                                      GROWTH                   BOND               GLOBAL BOND
                                     HLS FUND                HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $73,352                $874,860              $118,516
                                    -----------            ------------            ----------
EXPENSES:
 Administrative charges                      --                      --                    --
 Mortality and expense risk
  charges                              (103,755)               (514,869)              (73,471)
                                    -----------            ------------            ----------
  Total expenses                       (103,755)               (514,869)              (73,471)
                                    -----------            ------------            ----------
  Net investment income
   (loss)                               (30,403)                359,991                45,045
                                    -----------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 264,458                 572,224               126,406
 Net realized gain on
  distributions                          41,879                 718,141                89,662
 Net unrealized appreciation
  (depreciation) of
  investments during the year           390,761                (521,158)              (73,589)
                                    -----------            ------------            ----------
  Net gain (loss) on
   investments                          697,098                 769,207               142,479
                                    -----------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $666,695              $1,129,198              $187,524
                                    ===========            ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                    GLOBAL GROWTH          AMERICAN FUNDS
                                      AND INCOME           GLOBAL GROWTH
                                       HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $315,084               $37,023
                                     ------------            ----------
EXPENSES:
 Administrative charges                        --                    --
 Mortality and expense risk
  charges                                (202,785)              (60,308)
                                     ------------            ----------
  Total expenses                         (202,785)              (60,308)
                                     ------------            ----------
  Net investment income (loss)            112,299               (23,285)
                                     ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   477,227               192,633
 Net realized gain on
  distributions                               511                38,320
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,184,845               474,146
                                     ------------            ----------
  Net gain (loss) on
   investments                          1,662,583               705,099
                                     ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,774,882              $681,814
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL           AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                   CAPITALIZATION              GROWTH              GROWTH-INCOME           INTERNATIONAL
                                      HLS FUND                HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $103,736                $189,667                $375,108                $597,985
                                    ------------            ------------            ------------            ------------
EXPENSES:
 Administrative charges                       --                      --                      --                      --
 Mortality and expense risk
  charges                               (145,374)               (887,973)               (483,792)               (570,387)
                                    ------------            ------------            ------------            ------------
  Total expenses                        (145,374)               (887,973)               (483,792)               (570,387)
                                    ------------            ------------            ------------            ------------
  Net investment income
   (loss)                                (41,638)               (698,306)               (108,684)                 27,598
                                    ------------            ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  216,464               2,734,056               1,045,143                 487,103
 Net realized gain on
  distributions                          793,413                 165,415                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            337,635               5,977,775               3,341,091               4,980,248
                                    ------------            ------------            ------------            ------------
  Net gain (loss) on
   investments                         1,347,512               8,877,246               4,386,234               5,467,351
                                    ------------            ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,305,874              $8,178,940              $4,277,550              $5,494,949
                                    ============            ============            ============            ============

                                                         HARTFORD
                                   AMERICAN FUNDS        PORTFOLIO            HUNTINGTON VA
                                     NEW WORLD          DIVERSIFIER               INCOME
                                      HLS FUND           HLS FUND              EQUITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $121,035            $153,171              $156,864
                                    ------------       -------------            ----------
EXPENSES:
 Administrative charges                       --                  --                (3,620)
 Mortality and expense risk
  charges                               (137,732)           (229,841)              (42,520)
                                    ------------       -------------            ----------
  Total expenses                        (137,732)           (229,841)              (46,140)
                                    ------------       -------------            ----------
  Net investment income
   (loss)                                (16,697)            (76,670)              110,724
                                    ------------       -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  260,153             (40,247)               (3,218)
 Net realized gain on
  distributions                          405,198                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            457,982          (1,529,472)              165,467
                                    ------------       -------------            ----------
  Net gain (loss) on
   investments                         1,123,333          (1,569,719)              162,249
                                    ------------       -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,106,636         $(1,646,389)             $272,973
                                    ============       =============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    HUNTINGTON VA
                                      DIVIDEND            HUNTINGTON VA
                                    CAPTURE FUND           GROWTH FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $258,397                $8,522
                                     -----------            ----------
EXPENSES:
 Administrative charges                  (12,007)               (3,537)
 Mortality and expense risk
  charges                               (103,204)              (33,598)
                                     -----------            ----------
  Total expenses                        (115,211)              (37,135)
                                     -----------            ----------
  Net investment income (loss)           143,186               (28,613)
                                     -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (191,373)              (12,466)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            662,224               246,996
                                     -----------            ----------
  Net gain (loss) on
   investments                           470,851               234,530
                                     -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $614,037              $205,917
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA          HUNTINGTON VA        HUNTINGTON VA
                                      MID CORP              ROTATING           INTERNATIONAL         HUNTINGTON VA
                                    AMERICA FUND          MARKETS FUND          EQUITY FUND          MACRO 100 FUND
                                  SUB-ACCOUNT (5)          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $18,001              $21,284               $62,049               $16,396
                                    ------------            ---------            ----------            ----------
EXPENSES:
 Administrative charges                  (12,139)              (2,699)                   --                (1,160)
 Mortality and expense risk
  charges                               (108,472)             (22,547)              (68,568)              (23,433)
                                    ------------            ---------            ----------            ----------
  Total expenses                        (120,611)             (25,246)              (68,568)              (24,593)
                                    ------------            ---------            ----------            ----------
  Net investment income
   (loss)                               (102,610)              (3,962)               (6,519)               (8,197)
                                    ------------            ---------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (367,267)              (4,628)              (88,010)              (11,633)
 Net realized gain on
  distributions                          367,377                   --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,170,496               78,585               642,671               173,221
                                    ------------            ---------            ----------            ----------
  Net gain (loss) on
   investments                         1,170,606               73,957               554,661               161,588
                                    ------------            ---------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,067,996              $69,995              $548,142              $153,391
                                    ============            =========            ==========            ==========

                                  HUNTINGTON VA                                 LORD ABBETT
                                    MORTGAGE            HUNTINGTON VA           FUNDAMENTAL
                                 SECURITIES FUND          SITUS FUND            EQUITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $78,083                    $ --                $9,651
                                    ---------            ------------            ----------
EXPENSES:
 Administrative charges                    --                  (3,800)                   --
 Mortality and expense risk
  charges                             (46,198)                (90,128)              (11,291)
                                    ---------            ------------            ----------
  Total expenses                      (46,198)                (93,928)              (11,291)
                                    ---------            ------------            ----------
  Net investment income
   (loss)                              31,885                 (93,928)               (1,640)
                                    ---------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                39,059                 225,436                 7,955
 Net realized gain on
  distributions                            --                      --                27,348
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (11,724)                925,870                66,356
                                    ---------            ------------            ----------
  Net gain (loss) on
   investments                         27,335               1,151,306               101,659
                                    ---------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $59,220              $1,057,378              $100,019
                                    =========            ============            ==========

(5) Effective April 27, 2012 Huntington VA New Economy Fund merged with Huntington VA Mid Corp America.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             LORD ABBETT
                                              CALIBRATED          LORD ABBETT
                                               DIVIDEND               BOND
                                             GROWTH FUND         DEBENTURE FUND
                                           SUB-ACCOUNT (6)        SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $79,321              $779,653
                                               --------            ----------
EXPENSES:
 Administrative charges                              --                    --
 Mortality and expense risk charges             (40,406)             (229,642)
                                               --------            ----------
  Total expenses                                (40,406)             (229,642)
                                               --------            ----------
  Net investment income (loss)                   38,915               550,011
                                               --------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   47,254               420,808
 Net realized gain on distributions                  --               175,992
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      169,864               305,970
                                               --------            ----------
  Net gain (loss) on investments                217,118               902,770
                                               --------            ----------
  Net increase (decrease) in net assets
   resulting from operations                   $256,033            $1,452,781
                                               ========            ==========

(6) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LORD ABBETT
                                     GROWTH AND         MFS(R) CORE         MFS(R) GROWTH         MFS(R) GLOBAL
                                    INCOME FUND        EQUITY SERIES            SERIES            EQUITY SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $21,707             $46,225                  $ --               $75,107
                                      --------            --------            ----------            ----------
EXPENSES:
 Administrative charges                     --              (9,560)              (31,398)              (10,968)
 Mortality and expense risk
  charges                              (40,907)           (100,956)             (325,744)             (111,585)
                                      --------            --------            ----------            ----------
  Total expenses                       (40,907)           (110,516)             (357,142)             (122,553)
                                      --------            --------            ----------            ----------
  Net investment income (loss)         (19,200)            (64,291)             (357,142)              (47,446)
                                      --------            --------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                152,570             192,282             1,812,981               336,041
 Net realized gain on
  distributions                             --                  --                    --               154,132
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      128,190             687,220             1,378,434               850,715
                                      --------            --------            ----------            ----------
  Net gain (loss) on
   investments                         280,760             879,502             3,191,415             1,340,888
                                      --------            --------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $261,560            $815,211            $2,834,273            $1,293,442
                                      ========            ========            ==========            ==========

                                                         MFS(R) INVESTORS
                                     MFS(R) HIGH              GROWTH           MFS(R) INVESTORS
                                    INCOME SERIES          STOCK SERIES          TRUST SERIES
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $5,585,779               $50,825               $892,823
                                      ----------            ----------            -----------
EXPENSES:
 Administrative charges                 (121,248)              (18,694)              (170,515)
 Mortality and expense risk
  charges                             (1,194,733)             (184,593)            (1,643,109)
                                      ----------            ----------            -----------
  Total expenses                      (1,315,981)             (203,287)            (1,813,624)
                                      ----------            ----------            -----------
  Net investment income (loss)         4,269,798              (152,462)              (920,801)
                                      ----------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (1,131,906)              677,821              5,886,937
 Net realized gain on
  distributions                               --               529,931                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      5,494,179               482,686             11,594,270
                                      ----------            ----------            -----------
  Net gain (loss) on
   investments                         4,362,273             1,690,438             17,481,207
                                      ----------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $8,632,071            $1,537,976            $16,560,406
                                      ==========            ==========            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    MFS(R) MID CAP            MFS(R) NEW
                                    GROWTH SERIES          DISCOVERY SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                     $ --
                                     ------------            -------------
EXPENSES:
 Administrative charges                   (34,257)                (112,590)
 Mortality and expense risk
  charges                                (346,258)              (1,095,798)
                                     ------------            -------------
  Total expenses                         (380,515)              (1,208,388)
                                     ------------            -------------
  Net investment income (loss)           (380,515)              (1,208,388)
                                     ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (169,933)               2,100,445
 Net realized gain on
  distributions                                --                6,116,617
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,320,387                4,903,589
                                     ------------            -------------
  Net gain (loss) on
   investments                          3,150,454               13,120,651
                                     ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,769,939              $11,912,263
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                            MFS(R) TOTAL        MFS(R) VALUE            MFS(R) RESEARCH          MFS(R) RESEARCH
                            RETURN SERIES          SERIES                 BOND SERIES         INTERNATIONAL SERIES
                             SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                     $9,006,821          $1,364,712               $2,350,855                 $490,385
                            -------------       -------------            -------------            -------------
EXPENSES:
 Administrative charges          (539,244)            (94,530)                (121,813)                 (34,200)
 Mortality and expense
  risk charges                 (5,311,934)         (1,401,926)              (1,367,278)                (317,712)
                            -------------       -------------            -------------            -------------
  Total expenses               (5,851,178)         (1,496,456)              (1,489,091)                (351,912)
                            -------------       -------------            -------------            -------------
  Net investment income
   (loss)                       3,155,643            (131,744)                 861,764                  138,473
                            -------------       -------------            -------------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions        (48,109)          2,071,587                2,883,500               (1,104,710)
 Net realized gain on
  distributions                        --             656,284                  567,286                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                         27,034,404           9,157,442                  313,936                3,802,267
                            -------------       -------------            -------------            -------------
  Net gain (loss) on
   investments                 26,986,295          11,885,313                3,764,722                2,697,557
                            -------------       -------------            -------------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations            $30,141,938         $11,753,569               $4,626,486               $2,836,030
                            =============       =============            =============            =============

                                                        BLACKROCK                 BLACKROCK
                              MFS(R) RESEARCH            GLOBAL                    GLOBAL
                                   SERIES         ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND
                                SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $37,953               $1,415                       $223
                                 ----------              -------                  ---------
EXPENSES:
 Administrative charges              (8,261)                  --                        (26)
 Mortality and expense
  risk charges                      (79,355)                (473)                      (410)
                                 ----------              -------                  ---------
  Total expenses                    (87,616)                (473)                      (436)
                                 ----------              -------                  ---------
  Net investment income
   (loss)                           (49,663)                 942                       (213)
                                 ----------              -------                  ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          407,501                  247                     10,025
 Net realized gain on
  distributions                          --                  318                         --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              305,285                2,729                     (7,529)
                                 ----------              -------                  ---------
  Net gain (loss) on
   investments                      712,786                3,294                      2,496
                                 ----------              -------                  ---------
  Net increase (decrease)
   in net assets resulting
   from operations                 $663,123               $4,236                     $2,283
                                 ==========              =======                  =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      BLACKROCK              BLACKROCK
                                      LARGE CAP               EQUITY
                                  GROWTH V.I. FUND      DIVIDEND V.I. FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $5,851                $16,275
                                      ---------              ---------
EXPENSES:
 Administrative charges                    (667)                    --
 Mortality and expense risk
  charges                                (8,119)                (4,806)
                                      ---------              ---------
  Total expenses                         (8,786)                (4,806)
                                      ---------              ---------
  Net investment income (loss)           (2,935)                11,469
                                      ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  27,627                  2,938
 Net realized gain on
  distributions                          30,285                    845
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,052)                31,879
                                      ---------              ---------
  Net gain (loss) on
   investments                           56,860                 35,662
                                      ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $53,925                $47,131
                                      =========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            INVESCO                                 MORGAN STANLEY
                                    UIF MID CAP         VAN KAMPEN V.I.      MORGAN STANLEY --         MULTI CAP
                                      GROWTH                AMERICAN            FOCUS GROWTH            GROWTH
                                     PORTFOLIO             VALUE FUND            PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT (7)         SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $4,726                $ --                   $ --
                                    -----------            ----------              ------              ---------
EXPENSES:
 Administrative charges                      --                    --                  (7)                  (342)
 Mortality and expense risk
  charges                               (39,060)              (12,296)                (65)                (2,972)
                                    -----------            ----------              ------              ---------
  Total expenses                        (39,060)              (12,296)                (72)                (3,314)
                                    -----------            ----------              ------              ---------
  Net investment income
   (loss)                               (39,060)               (7,570)                (72)                (3,314)
                                    -----------            ----------              ------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 181,806                74,580                  (6)                 3,726
 Net realized gain on
  distributions                         284,136                    --                 162                 11,121
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (249,050)               51,384                (334)                 3,659
                                    -----------            ----------              ------              ---------
  Net gain (loss) on
   investments                          216,892               125,964                (178)                18,506
                                    -----------            ----------              ------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $177,832              $118,394               $(250)               $15,192
                                    ===========            ==========              ======              =========

                                 MORGAN STANLEY --
                                      MID CAP          MORGAN STANLEY --       WILMINGTON MANAGED
                                      GROWTH            FLEXIBLE INCOME        ALLOCATION FUND --
                                     PORTFOLIO             PORTFOLIO           MODERATE GROWTH II
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (8)(9)
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $5,032                   $130
                                     ---------              --------                 ------
EXPENSES:
 Administrative charges                   (321)                 (161)                    --
 Mortality and expense risk
  charges                               (2,594)               (1,190)                  (152)
                                     ---------              --------                 ------
  Total expenses                        (2,915)               (1,351)                  (152)
                                     ---------              --------                 ------
  Net investment income
   (loss)                               (2,915)                3,681                    (22)
                                     ---------              --------                 ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,480)                  (73)                   440
 Net realized gain on
  distributions                         11,795                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,565                 4,672                   (270)
                                     ---------              --------                 ------
  Net gain (loss) on
   investments                          11,880                 4,599                    170
                                     ---------              --------                 ------
  Net increase (decrease) in
   net assets resulting from
   operations                           $8,965                $8,280                   $148
                                     =========              ========                 ======

(7) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

(8) Formerly MTB Managed Allocation Fund -- Moderate Growth II. Change effective March 9, 2012.

(9) Effective September 28, 2012 Wilmington Managed Allocation Fund -- Moderate Growth II was liquidated.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                              COLUMBIA VARIABLE
                                        BLACKROCK                PORTFOLIO --
                                         CAPITAL            MARSICO INTERNATIONAL
                                 APPRECIATION V.I. FUND       OPPORTUNITIES FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $6,032                     $86,740
                                        ---------                ------------
EXPENSES:
 Administrative charges                        --                     (15,941)
 Mortality and expense risk
  charges                                  (4,536)                   (179,651)
                                        ---------                ------------
  Total expenses                           (4,536)                   (195,592)
                                        ---------                ------------
  Net investment income (loss)              1,496                    (108,852)
                                        ---------                ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     3,482                     415,761
 Net realized gain on
  distributions                            11,916                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              17,964                   1,008,704
                                        ---------                ------------
  Net gain (loss) on
   investments                             33,362                   1,424,465
                                        ---------                ------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $34,858                  $1,315,613
                                        =========                ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      COLUMBIA VARIABLE      COLUMBIA VARIABLE      COLUMBIA VARIABLE
                              COLUMBIA VARIABLE         PORTFOLIO --           PORTFOLIO --           PORTFOLIO --
                                 PORTFOLIO --          MARSICO FOCUSED       ASSET ALLOCATION            MARSICO
                               HIGH INCOME FUND         EQUITIES FUND              FUND                GROWTH FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $719,763                $31,735                $89,574                $50,121
                                 ------------            -----------            -----------            -----------
EXPENSES:
 Administrative charges               (19,362)               (15,745)                    --                (12,740)
 Mortality and expense
  risk charges                       (201,110)              (160,819)               (81,679)              (144,337)
                                 ------------            -----------            -----------            -----------
  Total expenses                     (220,472)              (176,564)               (81,679)              (157,077)
                                 ------------            -----------            -----------            -----------
  Net investment income
   (loss)                             499,291               (144,829)                 7,895               (106,956)
                                 ------------            -----------            -----------            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            237,235                436,633               (258,776)               837,927
 Net realized gain on
  distributions                            --                854,795                     --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                554,081               (317,875)               679,226                 16,344
                                 ------------            -----------            -----------            -----------
  Net gain (loss) on
   investments                        791,316                973,553                420,450                854,271
                                 ------------            -----------            -----------            -----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $1,290,607               $828,724               $428,345               $747,315
                                 ============            ===========            ===========            ===========

                              COLUMBIA VARIABLE       COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                 PORTFOLIO --            PORTFOLIO --            PORTFOLIO --
                                 MARSICO 21ST              MID CAP                 DIVIDEND
                                 CENTURY FUND            GROWTH FUND           OPPORTUNITY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (10)
--------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                     $ --                    $ --
                                  ----------             ------------            ------------
EXPENSES:
 Administrative charges               (3,657)                 (17,577)                     --
 Mortality and expense
  risk charges                       (39,465)                (204,176)               (216,825)
                                  ----------             ------------            ------------
  Total expenses                     (43,122)                (221,753)               (216,825)
                                  ----------             ------------            ------------
  Net investment income
   (loss)                            (43,122)                (221,753)               (216,825)
                                  ----------             ------------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           209,171                  527,373                 (98,113)
 Net realized gain on
  distributions                           --                  194,605                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                34,292                  480,344               1,473,207
                                  ----------             ------------            ------------
  Net gain (loss) on
   investments                       243,463                1,202,322               1,375,094
                                  ----------             ------------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                  $200,341                 $980,569              $1,158,269
                                  ==========             ============            ============

(10) Formerly Columbia Variable Portfolio -- Diversified Equity Income Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             OPPENHEIMER
                                               CAPITAL           OPPENHEIMER
                                            APPRECIATION      GLOBAL SECURITIES
                                               FUND/VA             FUND/VA
                                             SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,944              $134,228
                                               -------            ----------
EXPENSES:
 Administrative charges                             --                    --
 Mortality and expense risk charges             (6,946)             (112,229)
                                               -------            ----------
  Total expenses                                (6,946)             (112,229)
                                               -------            ----------
  Net investment income (loss)                  (5,002)               21,999
                                               -------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  20,450               365,467
 Net realized gain on distributions                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      36,370               791,922
                                               -------            ----------
  Net gain (loss) on investments                56,820             1,157,389
                                               -------            ----------
  Net increase (decrease) in net assets
   resulting from operations                   $51,818            $1,179,388
                                               =======            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               OPPENHEIMER
                                           OPPENHEIMER         MAIN STREET         OPPENHEIMER          PUTNAM VT
                                           MAIN STREET       SMALL- & MID-CAP         VALUE            DIVERSIFIED
                                            FUND(R)/VA           FUND/VA             FUND/VA           INCOME FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $7,111             $19,498             $2,243            $1,193,282
                                             --------            --------            -------            ----------
EXPENSES:
 Administrative charges                            --                  --                 --                    --
 Mortality and expense risk charges           (17,420)            (96,983)            (2,835)             (367,938)
                                             --------            --------            -------            ----------
  Total expenses                              (17,420)            (96,983)            (2,835)             (367,938)
                                             --------            --------            -------            ----------
  Net investment income (loss)                (10,309)            (77,485)              (592)              825,344
                                             --------            --------            -------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 44,166             442,826              6,830                54,876
 Net realized gain on distributions                --                  --                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    113,600             505,886             14,050             1,156,159
                                             --------            --------            -------            ----------
  Net gain (loss) on investments              157,766             948,712             20,880             1,211,035
                                             --------            --------            -------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $147,457            $871,227            $20,288            $2,036,379
                                             ========            ========            =======            ==========


                                            PUTNAM VT           PUTNAM VT          PUTNAM VT
                                           GLOBAL ASSET       INTERNATIONAL      INTERNATIONAL
                                         ALLOCATION FUND       VALUE FUND         EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $5,501             $7,215             $7,252
                                             --------            -------            -------
EXPENSES:
 Administrative charges                            --                 --                 --
 Mortality and expense risk charges           (33,000)            (2,853)            (5,893)
                                             --------            -------            -------
  Total expenses                              (33,000)            (2,853)            (5,893)
                                             --------            -------            -------
  Net investment income (loss)                (27,499)             4,362              1,359
                                             --------            -------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  9,498             (9,168)              (793)
 Net realized gain on distributions                --                 --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    203,564             37,610             57,469
                                             --------            -------            -------
  Net gain (loss) on investments              213,062             28,442             56,676
                                             --------            -------            -------
  Net increase (decrease) in net
   assets resulting from operations          $185,563            $32,804            $58,035
                                             ========            =======            =======

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                          PUTNAM VT
                                     PUTNAM VT            SMALL CAP
                                  INVESTORS FUND          VALUE FUND
                                  SUB-ACCOUNT (9)        SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $14,227
                                     ---------            ----------
EXPENSES:
 Administrative charges                     --                    --
 Mortality and expense risk
  charges                                 (121)              (54,811)
                                     ---------            ----------
  Total expenses                          (121)              (54,811)
                                     ---------            ----------
  Net investment income (loss)            (121)              (40,584)
                                     ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 18,374                44,990
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (5,082)              219,017
                                     ---------            ----------
  Net gain (loss) on
   investments                          13,292               264,007
                                     ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $13,171              $223,423
                                     =========            ==========

(9)  Not funded as of December 31, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        JPMORGAN                 JPMORGAN                JPMORGAN
                                                     INSURANCE TRUST         INSURANCE TRUST         INSURANCE TRUST
                                 PUTNAM VT              CORE BOND              U.S. EQUITY           INTREPID MID CAP
                               VOYAGER FUND          PORTFOLIO -- 1           PORTFOLIO -- 1          PORTFOLIO -- 1
                                SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $2,757               $4,019,628                $121,406                 $73,001
                                 ---------            -------------            ------------            ------------
EXPENSES:
 Administrative charges                 --                       --                      --                      --
 Mortality and expense
  risk charges                     (11,181)              (1,357,738)               (126,437)               (143,434)
                                 ---------            -------------            ------------            ------------
  Total expenses                   (11,181)              (1,357,738)               (126,437)               (143,434)
                                 ---------            -------------            ------------            ------------
  Net investment income
   (loss)                           (8,424)               2,661,890                  (5,031)                (70,433)
                                 ---------            -------------            ------------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          25,542                1,171,465                 305,082                (217,514)
 Net realized gain on
  distributions                         --                       --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              55,246                 (651,218)                914,905               1,490,815
                                 ---------            -------------            ------------            ------------
  Net gain (loss) on
   investments                      80,788                  520,247               1,219,987               1,273,301
                                 ---------            -------------            ------------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $72,364               $3,182,137              $1,214,956              $1,202,868
                                 =========            =============            ============            ============

                                   JPMORGAN               JPMORGAN               JPMORGAN
                               INSURANCE TRUST        INSURANCE TRUST        INSURANCE TRUST
                                 EQUITY INDEX         INTREPID GROWTH         MID CAP GROWTH
                                PORTFOLIO -- 1         PORTFOLIO -- 1         PORTFOLIO -- 1
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $617,740               $26,195                    $ --
                                 ------------            ----------            ------------
EXPENSES:
 Administrative charges                    --                    --                      --
 Mortality and expense
  risk charges                       (511,763)              (58,024)               (156,385)
                                 ------------            ----------            ------------
  Total expenses                     (511,763)              (58,024)               (156,385)
                                 ------------            ----------            ------------
  Net investment income
   (loss)                             105,977               (31,829)               (156,385)
                                 ------------            ----------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            957,453               111,432                (133,420)
 Net realized gain on
  distributions                            --                    --                 119,991
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              3,329,586               424,573               1,523,815
                                 ------------            ----------            ------------
  Net gain (loss) on
   investments                      4,287,039               536,005               1,510,386
                                 ------------            ----------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $4,393,016              $504,176              $1,354,001
                                 ============            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       JPMORGAN
                                    INSURANCE TRUST           PUTNAM VT
                                     MID CAP VALUE             EQUITY
                                    PORTFOLIO -- 1           INCOME FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $74,916                 $492
                                     -------------            ---------
EXPENSES:
 Administrative charges                         --                   --
 Mortality and expense risk
  charges                                 (109,111)                (245)
                                     -------------            ---------
  Total expenses                          (109,111)                (245)
                                     -------------            ---------
  Net investment income (loss)             (34,195)                 247
                                     -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,865,901)              24,046
 Net realized gain on
  distributions                                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,060,260               (5,485)
                                     -------------            ---------
  Net gain (loss) on
   investments                           1,194,359               18,561
                                     -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,160,164              $18,808
                                     =============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                PIMCO
                                      PIMCO                PIMCO                GLOBAL           JENNISON 20/20
                                    ALL ASSET         EQS PATHFINDER         MULTI-ASSET              FOCUS
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (11)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $7,385               $6,940                $430                   $ --
                                    ---------            ---------              ------              ---------
EXPENSES:
 Administrative charges                    --                   --                  --                   (203)
 Mortality and expense risk
  charges                                (974)              (3,931)               (128)                (2,062)
                                    ---------            ---------              ------              ---------
  Total expenses                         (974)              (3,931)               (128)                (2,265)
                                    ---------            ---------              ------              ---------
  Net investment income
   (loss)                               6,411                3,009                 302                 (2,265)
                                    ---------            ---------              ------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    66                1,246                (219)                 8,870
 Net realized gain on
  distributions                            --                   --                  88                  4,747
 Net unrealized appreciation
  (depreciation) of
  investments during the year          12,008               23,897                 202                  2,161
                                    ---------            ---------              ------              ---------
  Net gain (loss) on
   investments                         12,074               25,143                  71                 15,778
                                    ---------            ---------              ------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $18,485              $28,152                $373                $13,513
                                    =========            =========              ======              =========

                                                                           PRUDENTIAL
                                                                             SERIES
                                                        PRUDENTIAL        INTERNATIONAL
                                    JENNISON               VALUE             GROWTH
                                    PORTFOLIO            PORTFOLIO          PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                 $447             $ --
                                    ---------            ---------            -----
EXPENSES:
 Administrative charges                  (305)                  --               --
 Mortality and expense risk
  charges                              (3,107)              (1,319)             (77)
                                    ---------            ---------            -----
  Total expenses                       (3,412)              (1,319)             (77)
                                    ---------            ---------            -----
  Net investment income
   (loss)                              (3,412)                (872)             (77)
                                    ---------            ---------            -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                10,285                  (34)             (43)
 Net realized gain on
  distributions                            --                   --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          20,755               10,336              836
                                    ---------            ---------            -----
  Net gain (loss) on
   investments                         31,040               10,302              793
                                    ---------            ---------            -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $27,628               $9,430             $716
                                    =========            =========            =====

(11) Funded as of February 28, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    LEGG MASON              LEGG MASON
                                    CLEARBRIDGE        CLEARBRIDGE VARIABLE
                                  VARIABLE EQUITY          FUNDAMENTAL
                                  INCOME BUILDER          ALL CAP VALUE
                                     PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,688                 $10,871
                                     ---------              ----------
EXPENSES:
 Administrative charges                     --                      --
 Mortality and expense risk
  charges                                 (850)                 (9,676)
                                     ---------              ----------
  Total expenses                          (850)                 (9,676)
                                     ---------              ----------
  Net investment income (loss)             838                   1,195
                                     ---------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (4,820)                (39,616)
 Net realized gain on
  distributions                             --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           11,242                 121,857
                                     ---------              ----------
  Net gain (loss) on
   investments                           6,422                  82,241
                                     ---------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $7,260                 $83,436
                                     =========              ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               WESTERN ASSET            LEGG MASON               INVESCO
                              VARIABLE GLOBAL      CLEARBRIDGE VARIABLE      VAN KAMPEN V.I.           INVESCO
                              HIGH YIELD BOND         LARGE CAP VALUE           GROWTH AND         VAN KAMPEN V.I.
                                 PORTFOLIO               PORTFOLIO             INCOME FUND          COMSTOCK FUND
                              SUB-ACCOUNT (12)          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $3,910                  $5,794                 $20,738               $5,201
                                  --------               ---------              ----------            ---------
EXPENSES:
 Administrative charges                (89)                   (424)                   (509)                (723)
 Mortality and expense
  risk charges                        (776)                 (3,547)                (22,716)              (6,301)
                                  --------               ---------              ----------            ---------
  Total expenses                      (865)                 (3,971)                (23,225)              (7,024)
                                  --------               ---------              ----------            ---------
  Net investment income
   (loss)                            3,045                   1,823                  (2,487)              (1,823)
                                  --------               ---------              ----------            ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          (1,535)                 12,856                  35,686               (9,737)
 Net realized gain on
  distributions                         --                     241                      --                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               7,576                  23,104                 153,023               69,305
                                  --------               ---------              ----------            ---------
  Net gain (loss) on
   investments                       6,041                  36,201                 188,709               59,568
                                  --------               ---------              ----------            ---------
  Net increase (decrease)
   in net assets resulting
   from operations                  $9,086                 $38,024                $186,222              $57,745
                                  ========               =========              ==========            =========

                                    INVESCO                   INVESCO               WELLS FARGO
                                VAN KAMPEN V.I.           VAN KAMPEN V.I.          ADVANTAGE VT
                                    AMERICAN                  MID CAP               INDEX ASSET
                                 FRANCHISE FUND             GROWTH FUND           ALLOCATION FUND
                              SUB-ACCOUNT (13)(14)      SUB-ACCOUNT (15)(16)        SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                     $ --                  $246
                                  ------------               ----------               -------
EXPENSES:
 Administrative charges                 (7,242)                      --                    --
 Mortality and expense
  risk charges                        (495,726)                 (65,165)                 (298)
                                  ------------               ----------               -------
  Total expenses                      (502,968)                 (65,165)                 (298)
                                  ------------               ----------               -------
  Net investment income
   (loss)                             (502,968)                 (65,165)                  (52)
                                  ------------               ----------               -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           2,231,449                  344,494                 1,119
 Net realized gain on
  distributions                             --                      892                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               1,048,203                   56,298                   318
                                  ------------               ----------               -------
  Net gain (loss) on
   investments                       3,279,652                  401,684                 1,437
                                  ------------               ----------               -------
  Net increase (decrease)
   in net assets resulting
   from operations                  $2,776,684                 $336,519                $1,385
                                  ============               ==========               =======

(12) Formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio. Change effective November 1, 2012.

(13) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(14) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(15) Funded as of April 27, 2012.

(16) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   WELLS FARGO        WELLS FARGO
                                  ADVANTAGE VT       ADVANTAGE VT
                                  TOTAL RETURN         INTRINSIC
                                    BOND FUND         VALUE FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $188                $362
                                     ------             -------
EXPENSES:
 Administrative charges                  --                  --
 Mortality and expense risk
  charges                              (180)               (440)
                                     ------             -------
  Total expenses                       (180)               (440)
                                     ------             -------
  Net investment income (loss)            8                 (78)
                                     ------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  10                (193)
 Net realized gain on
  distributions                         205                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           353               4,592
                                     ------             -------
  Net gain (loss) on
   investments                          568               4,399
                                     ------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $576              $4,321
                                     ======             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT         WELLS FARGO
                                  INTERNATIONAL           SMALL CAP          ADVANTAGE VT
                                   EQUITY FUND           GROWTH FUND        DISCOVERY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $25,192                  $ --              $ --
                                    ----------            ----------             -----
EXPENSES:
 Administrative charges                     --                    --                --
 Mortality and expense risk
  charges                              (26,225)              (29,776)              (70)
                                    ----------            ----------             -----
  Total expenses                       (26,225)              (29,776)              (70)
                                    ----------            ----------             -----
  Net investment income
   (loss)                               (1,033)              (29,776)              (70)
                                    ----------            ----------             -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (29,907)               74,935               169
 Net realized gain on
  distributions                        102,201                80,279                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           83,053               (16,369)              545
                                    ----------            ----------             -----
  Net gain (loss) on
   investments                         155,347               138,845               714
                                    ----------            ----------             -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $154,314              $109,069              $644
                                    ==========            ==========             =====

                                    WELLS FARGO
                                    ADVANTAGE VT            WELLS FARGO
                                     SMALL CAP              ADVANTAGE VT
                                     VALUE FUND           OPPORTUNITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------
INVESTMENT INCOME:
 Dividends                              $150,733                 $54,773
                                    ------------            ------------
EXPENSES:
 Administrative charges                       --                      --
 Mortality and expense risk
  charges                               (231,145)               (147,904)
                                    ------------            ------------
  Total expenses                        (231,145)               (147,904)
                                    ------------            ------------
  Net investment income
   (loss)                                (80,412)                (93,131)
                                    ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  656,492                 237,951
 Net realized gain on
  distributions                               --                   3,365
 Net unrealized appreciation
  (depreciation) of
  investments during the year            992,515               1,091,432
                                    ------------            ------------
  Net gain (loss) on
   investments                         1,649,007               1,332,748
                                    ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,568,595              $1,239,617
                                    ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                  AMERICAN CENTURY VP        AMERICAN CENTURY VP
                                       VALUE FUND                GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT (1)
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $18,975                     $(29)
 Net realized gain (loss) on
  security transactions                      8,245                        3
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              119,346                     (206)
                                      ------------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               146,566                     (232)
                                      ------------                ---------
UNIT TRANSACTIONS:
 Purchases                               1,791,683                   15,000
 Net transfers                             112,266                   18,836
 Surrenders for benefit
  payments and fees                        (29,902)                      --
 Other transactions                            (48)                      --
 Death benefits                            (13,400)                      --
 Net annuity transactions                       --                       --
                                      ------------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,860,599                   33,836
                                      ------------                ---------
 Net increase (decrease) in
  net assets                             2,007,165                   33,604
NET ASSETS:
 Beginning of year                         304,415                       --
                                      ------------                ---------
 End of year                            $2,311,580                  $33,604
                                      ============                =========

(1)  Funded as of April 9, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                  VPS BALANCED WEALTH       VPS INTERNATIONAL       VPS SMALL/MID-CAP       ALLIANCEBERNSTEIN
                                  STRATEGY PORTFOLIO         VALUE PORTFOLIO         VALUE PORTFOLIO       VPS VALUE PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $26,351                 $(13,873)               $(22,212)                  $186
 Net realized gain (loss) on
  security transactions                    239,452                 (116,449)                 46,929                 10,917
 Net realized gain on
  distributions                                 --                       --                  55,106                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              310,242                1,040,038                 172,264                 12,770
                                     -------------             ------------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               576,045                  909,716                 252,087                 23,873
                                     -------------             ------------            ------------             ----------
UNIT TRANSACTIONS:
 Purchases                                  28,096                   31,375                  68,075                     --
 Net transfers                             521,254                  447,044                  55,459                (81,652)
 Surrenders for benefit
  payments and fees                     (1,204,963)                (587,552)                (55,084)                (5,957)
 Other transactions                         (1,140)                      44                      --                    213
 Death benefits                           (275,584)                 (75,905)                (54,012)                    --
 Net annuity transactions                       --                       --                      --                     --
                                     -------------             ------------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (932,337)                (184,994)                 14,438                (87,396)
                                     -------------             ------------            ------------             ----------
 Net increase (decrease) in
  net assets                              (356,292)                 724,722                 266,525                (63,523)
NET ASSETS:
 Beginning of year                       4,968,538                7,122,356               1,541,969                204,373
                                     -------------             ------------            ------------             ----------
 End of year                            $4,612,246               $7,847,078              $1,808,494               $140,850
                                     =============             ============            ============             ==========

                                                               INVESCO
                                 ALLIANCEBERNSTEIN         VAN KAMPEN V.I.       INVESCO V.I.
                                 VPS INTERNATIONAL              VALUE                CORE
                                  GROWTH PORTFOLIO       OPPORTUNITIES FUND      EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT (2)       SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3,817)               $(120,305)           $(567,906)
 Net realized gain (loss) on
  security transactions                  (16,251)              (3,075,871)           2,610,784
 Net realized gain on
  distributions                               --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            163,292                7,242,980            4,976,542
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             143,224                4,046,804            7,019,420
                                    ------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                31,333                  177,436              446,352
 Net transfers                            (6,664)                (645,199)          (1,809,623)
 Surrenders for benefit
  payments and fees                     (126,134)              (4,892,255)         (12,971,833)
 Other transactions                           --                    1,107                 (765)
 Death benefits                           (5,443)                (223,711)            (854,173)
 Net annuity transactions                     --                   47,321               (4,431)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (106,908)              (5,535,301)         (15,194,473)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets                              36,316               (1,488,497)          (8,175,053)
NET ASSETS:
 Beginning of year                     1,108,656               28,254,417           64,528,774
                                    ------------            -------------       --------------
 End of year                          $1,144,972              $26,765,920          $56,353,721
                                    ============            =============       ==============

(2)  Formerly Invesco V.I. Basic Value Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      INVESCO V.I.             INVESCO V.I.
                                       GOVERNMENT                  HIGH
                                    SECURITIES FUND             YIELD FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,046,363                 $41,737
 Net realized gain (loss) on
  security transactions                   2,250,658                  (6,718)
 Net realized gain on
  distributions                                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (3,373,645)                134,856
                                     --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,923,376                 169,875
                                     --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                1,359,288                      --
 Net transfers                           22,671,229                 291,229
 Surrenders for benefit
  payments and fees                     (46,970,289)               (246,354)
 Other transactions                           1,384                      (3)
 Death benefits                          (5,009,483)                     --
 Net annuity transactions                   115,007                      --
                                     --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (27,832,864)                 44,872
                                     --------------            ------------
 Net increase (decrease) in
  net assets                            (25,909,488)                214,747
NET ASSETS:
 Beginning of year                      267,497,204               1,169,943
                                     --------------            ------------
 End of year                           $241,587,716              $1,384,690
                                     ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                 INVESCO V.I.
                               INVESCO V.I.         INVESCO V.I.        INVESCO V.I.            BALANCED RISK
                               INTERNATIONAL        MID CAP CORE          SMALL CAP               ALLOCATION
                                GROWTH FUND         EQUITY FUND          EQUITY FUND                 FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(159,816)         $(1,064,913)          $(725,472)               $(32,812)
 Net realized gain (loss) on
  security transactions            1,894,411              933,787           2,669,084                  79,926
 Net realized gain on
  distributions                           --              469,223                  --                  16,359
 Net unrealized appreciation
  (depreciation) of
  investments during the year      6,380,521            4,763,384           2,599,023                 268,671
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       8,115,116            5,101,481           4,542,635                 332,144
                               -------------       --------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                         1,406,711              329,950             301,543                 262,280
 Net transfers                    (1,102,380)          (1,357,245)         (2,837,198)              5,056,064
 Surrenders for benefit
  payments and fees               (8,707,851)         (10,957,423)         (6,672,173)               (448,228)
 Other transactions                     (300)               2,021               1,899                     131
 Death benefits                     (983,591)            (579,261)           (582,793)                   (106)
 Net annuity transactions                134               27,077                 231                      --
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (9,387,277)         (12,534,881)         (9,788,491)              4,870,141
                               -------------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets                      (1,272,161)          (7,433,400)         (5,245,856)              5,202,285
NET ASSETS:
 Beginning of year                63,954,402           61,453,126          43,377,847               2,816,976
                               -------------       --------------       -------------            ------------
 End of year                     $62,682,241          $54,019,726         $38,131,991              $8,019,261
                               =============       ==============       =============            ============


                                  INVESCO V.I.         AMERICAN CENTURY VP          AMERICAN FUNDS
                                   DIVERSIFIED               MID CAP                    GLOBAL
                                  DIVIDEND FUND            VALUE FUND                 BOND FUND
                                 SUB-ACCOUNT (3)           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $8                     $522                     $201,182
 Net realized gain (loss) on
  security transactions                  (21)                      36                    2,382,750
 Net realized gain on
  distributions                           --                    1,545                      706,736
 Net unrealized appreciation
  (depreciation) of
  investments during the year            894                    2,712                      155,059
                                     -------                ---------               --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             881                    4,815                    3,445,727
                                     -------                ---------               --------------
UNIT TRANSACTIONS:
 Purchases                                --                   32,879                      482,613
 Net transfers                            --                    8,473                   (1,039,270)
 Surrenders for benefit
  payments and fees                     (339)                    (467)                 (14,085,160)
 Other transactions                       --                       (1)                        (312)
 Death benefits                           --                       --                   (1,639,016)
 Net annuity transactions                 --                       --                       (3,594)
                                     -------                ---------               --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (339)                  40,884                  (16,284,739)
                                     -------                ---------               --------------
 Net increase (decrease) in
  net assets                             542                   45,699                  (12,839,012)
NET ASSETS:
 Beginning of year                     5,679                   19,524                   85,944,799
                                     -------                ---------               --------------
 End of year                          $6,221                  $65,223                  $73,105,787
                                     =======                =========               ==============

(3)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                         GLOBAL                AMERICAN FUNDS
                                       GROWTH AND                  ASSET
                                      INCOME FUND             ALLOCATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $597,708                   $73,921
 Net realized gain (loss) on
  security transactions                  (2,369,527)               12,205,573
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            14,251,805                22,039,542
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             12,479,986                34,319,036
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  380,636                   910,140
 Net transfers                           (5,650,733)               (2,642,524)
 Surrenders for benefit
  payments and fees                     (12,735,514)              (45,018,792)
 Other transactions                           3,590                    (1,728)
 Death benefits                          (1,480,008)               (5,274,416)
 Net annuity transactions                    (7,149)                  (41,228)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (19,489,178)              (52,068,548)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                             (7,009,192)              (17,749,512)
NET ASSETS:
 Beginning of year                       89,491,258               260,059,129
                                     --------------            --------------
 End of year                            $82,482,066              $242,309,617
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                      BLUE CHIP                                         AMERICAN FUNDS
                                      INCOME AND              AMERICAN FUNDS                GLOBAL           AMERICAN FUNDS
                                     GROWTH FUND                BOND FUND                GROWTH FUND           GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $73,405                $1,577,155                 $(696,834)          $(6,594,926)
 Net realized gain (loss) on
  security transactions                  2,865,360                 1,592,620                 4,143,577            21,829,110
 Net realized gain on
  distributions                                 --                        --                        --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,888,233                 5,929,036                11,161,905            81,683,032
                                    --------------            --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,826,998                 9,098,811                14,608,648            96,917,216
                                    --------------            --------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                 513,111                 1,600,953                   548,539             3,101,583
 Net transfers                          (1,856,970)               14,455,998                (2,482,535)          (32,173,281)
 Surrenders for benefit
  payments and fees                    (18,823,864)              (51,827,748)              (10,772,967)         (104,304,919)
 Other transactions                          1,726                       324                    (1,012)                 (978)
 Death benefits                         (1,838,477)               (4,754,552)               (1,447,966)           (9,976,185)
 Net annuity transactions                   28,679                    57,013                    10,756                  (186)
                                    --------------            --------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (21,975,795)              (40,468,012)              (14,145,185)         (143,353,966)
                                    --------------            --------------            --------------       ---------------
 Net increase (decrease) in
  net assets                            (9,148,797)              (31,369,201)                  463,463           (46,436,750)
NET ASSETS:
 Beginning of year                     113,273,595               271,699,885                76,861,299           655,087,898
                                    --------------            --------------            --------------       ---------------
 End of year                          $104,124,798              $240,330,684               $77,324,762          $608,651,148
                                    ==============            ==============            ==============       ===============


                                    AMERICAN FUNDS             AMERICAN FUNDS            AMERICAN FUNDS
                                  GROWTH-INCOME FUND         INTERNATIONAL FUND          NEW WORLD FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,443,669)                $(614,066)                $(638,172)
 Net realized gain (loss) on
  security transactions                  10,638,574                  (227,891)                6,178,377
 Net realized gain on
  distributions                                  --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            75,672,724                25,213,893                 5,278,407
                                    ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             84,867,629                24,371,936                10,818,612
                                    ---------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                2,598,546                   607,806                   404,117
 Net transfers                          (31,208,793)               (7,395,664)               (3,340,758)
 Surrenders for benefit
  payments and fees                     (94,675,024)              (25,414,435)              (12,460,928)
 Other transactions                           5,061                     1,220                      (474)
 Death benefits                         (10,796,821)               (2,486,378)               (1,170,430)
 Net annuity transactions                   (35,585)                  (42,674)                    3,695
                                    ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (134,112,616)              (34,730,125)              (16,564,778)
                                    ---------------            --------------            --------------
 Net increase (decrease) in
  net assets                            (49,244,987)              (10,358,189)               (5,746,166)
NET ASSETS:
 Beginning of year                      598,947,672               169,374,968                76,375,757
                                    ---------------            --------------            --------------
 End of year                           $549,702,685              $159,016,779               $70,629,591
                                    ===============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS              STERLING
                                      GLOBAL SMALL           CAPITAL STRATEGIC
                                  CAPITALIZATION FUND      ALLOCATION EQUITY VIF
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(282,051)                 $(38)
 Net realized gain (loss) on
  security transactions                   2,111,380                    64
 Net realized gain on
  distributions                                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             7,095,781                   396
                                     --------------               -------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,925,110                   422
                                     --------------               -------
UNIT TRANSACTIONS:
 Purchases                                  392,805                    --
 Net transfers                           (3,853,789)                  (13)
 Surrenders for benefit
  payments and fees                      (8,814,510)                   (4)
 Other transactions                             482                    --
 Death benefits                            (844,473)                   --
 Net annuity transactions                    40,644                    --
                                     --------------               -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (13,078,841)                  (17)
                                     --------------               -------
 Net increase (decrease) in
  net assets                             (4,153,731)                  405
NET ASSETS:
 Beginning of year                       60,564,986                 3,618
                                     --------------               -------
 End of year                            $56,411,255                $4,023
                                     ==============               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      COLUMBIA VARIABLE
                                    STERLING               STERLING                STERLING              PORTFOLIO --
                                 CAPITAL SELECT        CAPITAL SPECIAL          CAPITAL TOTAL           SMALL COMPANY
                                   EQUITY VIF         OPPORTUNITIES VIF        RETURN BOND VIF           GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(3)               $(27,761)                $12,499               $(130,313)
 Net realized gain (loss) on
  security transactions                     9                  40,861                  14,465                 (71,607)
 Net realized gain on
  distributions                            --                  91,027                  28,212                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             187                 147,428                 (11,696)                788,349
                                    ---------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              193                 251,555                  43,480                 586,429
                                    ---------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                  63,437                      --                  11,424
 Net transfers                         27,791                (100,154)                 (1,521)                (98,183)
 Surrenders for benefit
  payments and fees                       (19)               (163,191)               (104,575)               (786,214)
 Other transactions                         1                    (213)                    142                      57
 Death benefits                            --                      --                      --                (120,580)
 Net annuity transactions                  --                      --                      --                   1,107
                                    ---------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    27,773                (200,121)               (105,954)               (992,389)
                                    ---------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           27,966                  51,434                 (62,474)               (405,960)
NET ASSETS:
 Beginning of year                      2,200               2,074,711               1,015,821               6,168,754
                                    ---------            ------------            ------------            ------------
 End of year                          $30,166              $2,126,145                $953,347              $5,762,794
                                    =========            ============            ============            ============

                                    WELLS FARGO
                                    ADVANTAGE VT            FIDELITY VIP       FIDELITY VIP
                                       OMEGA                   GROWTH          CONTRAFUND(R)
                                    GROWTH FUND              PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(16,237)               $(12,661)          $(142,387)
 Net realized gain (loss) on
  security transactions                   27,668                  85,556           1,337,222
 Net realized gain on
  distributions                           69,767                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             28,728                  49,045           1,830,194
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             109,926                 121,940           3,025,029
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                11,970                     350           1,579,411
 Net transfers                           505,395                 (85,808)           (729,035)
 Surrenders for benefit
  payments and fees                      (69,348)               (226,097)         (2,344,064)
 Other transactions                            4                       1                (207)
 Death benefits                               --                  (7,308)           (294,722)
 Net annuity transactions                     --                      --             (14,149)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      448,021                (318,862)         (1,802,766)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                             557,947                (196,922)          1,222,263
NET ASSETS:
 Beginning of year                       591,440               1,018,966          21,466,459
                                    ------------            ------------       -------------
 End of year                          $1,149,387                $822,044         $22,688,722
                                    ============            ============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                FIDELITY VIP             FIDELITY VIP
                                   MID CAP             VALUE STRATEGIES
                                  PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(209,355)               $(17,592)
 Net realized gain (loss) on
  security transactions               758,090                 105,178
 Net realized gain on
  distributions                     1,287,640                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         116,903                 202,138
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,953,278                 289,724
                                -------------            ------------
UNIT TRANSACTIONS:
 Purchases                            151,805                  15,129
 Net transfers                       (314,583)               (356,504)
 Surrenders for benefit
  payments and fees                (1,079,134)                (83,277)
 Other transactions                       (65)                     --
 Death benefits                      (149,254)                 (8,783)
 Net annuity transactions              (5,406)                    682
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,396,637)               (432,753)
                                -------------            ------------
 Net increase (decrease) in
  net assets                          556,641                (143,029)
NET ASSETS:
 Beginning of year                 15,589,399               1,246,163
                                -------------            ------------
 End of year                      $16,146,040              $1,103,134
                                =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP                                     FRANKLIN
                                 DYNAMIC CAPITAL         FIDELITY VIP                RISING              FRANKLIN
                                   APPRECIATION        STRATEGIC INCOME            DIVIDENDS              INCOME
                                    PORTFOLIO              PORTFOLIO            SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,584)               $2,190                  $(247,180)          $39,193,159
 Net realized gain (loss) on
  security transactions                 15,247                    62                 10,657,103            (2,341,435)
 Net realized gain on
  distributions                             --                   746                         --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           31,217                 1,991                 16,350,457            47,750,039
                                    ----------             ---------             --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            42,880                 4,989                 26,760,380            84,601,763
                                    ----------             ---------             --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                 361                30,000                  1,624,429             3,636,525
 Net transfers                          90,557                15,095                 (1,354,796)          (19,372,257)
 Surrenders for benefit
  payments and fees                     (6,562)                 (220)               (44,671,484)         (134,631,406)
 Other transactions                        152                    --                      1,840                (4,368)
 Death benefits                             --                    --                 (4,901,383)          (17,329,889)
 Net annuity transactions                   --                    --                       (304)               39,711
                                    ----------             ---------             --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     84,508                44,875                (49,301,698)         (167,661,684)
                                    ----------             ---------             --------------       ---------------
 Net increase (decrease) in
  net assets                           127,388                49,864                (22,541,318)          (83,059,921)
NET ASSETS:
 Beginning of year                     171,347                26,385                287,809,621           866,473,608
                                    ----------             ---------             --------------       ---------------
 End of year                          $298,735               $76,249               $265,268,303          $783,413,687
                                    ==========             =========             ==============       ===============

                                       FRANKLIN                 FRANKLIN                 FRANKLIN
                                      LARGE CAP                  GLOBAL               SMALL-MID CAP
                                        GROWTH                REAL ESTATE                 GROWTH
                                   SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(416,692)               $(17,844)              $(1,411,573)
 Net realized gain (loss) on
  security transactions                  1,668,322                (104,154)                3,297,577
 Net realized gain on
  distributions                                 --                      --                 5,650,576
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,050,455                 386,761                  (699,159)
                                    --------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,302,085                 264,763                 6,837,421
                                    --------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 383,510                     229                   425,948
 Net transfers                          (1,891,932)                (65,589)               (3,094,263)
 Surrenders for benefit
  payments and fees                     (8,363,298)               (171,638)              (12,268,898)
 Other transactions                            787                      (1)                      792
 Death benefits                           (540,114)                (19,423)               (1,093,523)
 Net annuity transactions                   (1,399)                 30,376                   (10,701)
                                    --------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (10,412,446)               (226,046)              (16,040,645)
                                    --------------            ------------            --------------
 Net increase (decrease) in
  net assets                            (6,110,361)                 38,717                (9,203,224)
NET ASSETS:
 Beginning of year                      43,752,484               1,171,672                79,698,492
                                    --------------            ------------            --------------
 End of year                           $37,642,123              $1,210,389               $70,495,268
                                    ==============            ============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       FRANKLIN                  FRANKLIN
                                       SMALL CAP                STRATEGIC
                                         VALUE                    INCOME
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(161,836)              $13,375,962
 Net realized gain (loss) on
  security transactions                  1,149,380                 3,903,318
 Net realized gain on
  distributions                                 --                   294,265
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,318,312                 9,396,034
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,305,856                26,969,579
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 143,698                 2,209,896
 Net transfers                            (270,643)               13,440,001
 Surrenders for benefit
  payments and fees                     (2,445,737)              (44,712,425)
 Other transactions                           (499)                    3,070
 Death benefits                           (206,895)               (4,411,680)
 Net annuity transactions                     (159)                   89,740
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,780,235)              (33,381,398)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                              (474,379)               (6,411,819)
NET ASSETS:
 Beginning of year                      16,252,963               257,179,250
                                     -------------            --------------
 End of year                           $15,778,584              $250,767,431
                                     =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          TEMPLETON
                                                          DEVELOPING              TEMPLETON               TEMPLETON
                                MUTUAL SHARES              MARKETS                 FOREIGN                  GROWTH
                               SECURITIES FUND         SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $990,443               $(114,663)             $1,633,102                $772,340
 Net realized gain (loss)
  on security transactions           6,243,309                 459,466                (923,977)             (6,114,559)
 Net realized gain on
  distributions                             --                      --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              37,361,515               5,257,466              19,512,817              45,812,352
                                --------------          --------------          --------------          --------------
 Net increase (decrease)
  in net assets resulting
  from operations                   44,595,267               5,602,269              20,221,942              40,470,133
                                --------------          --------------          --------------          --------------
UNIT TRANSACTIONS:
 Purchases                           2,551,284                 271,339               1,426,950               1,711,566
 Net transfers                     (19,605,562)             (2,438,211)             (1,251,309)            (12,255,366)
 Surrenders for benefit
  payments and fees                (62,381,475)             (9,982,193)            (25,573,441)            (40,071,214)
 Other transactions                    (10,184)                   (522)                  3,365                  (2,686)
 Death benefits                     (7,700,860)               (586,034)             (2,112,168)             (4,638,190)
 Net annuity transactions               58,860                  23,524                  31,066                  24,406
                                --------------          --------------          --------------          --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (87,087,937)            (12,712,097)            (27,475,537)            (55,231,484)
                                --------------          --------------          --------------          --------------
 Net increase (decrease)
  in net assets                    (42,492,670)             (7,109,828)             (7,253,595)            (14,761,351)
NET ASSETS:
 Beginning of year                 397,801,809              56,219,294             139,228,121             241,244,696
                                --------------          --------------          --------------          --------------
 End of year                      $355,309,139             $49,109,466            $131,974,526            $226,483,345
                                ==============          ==============          ==============          ==============

                                                          FRANKLIN               FRANKLIN
                                    MUTUAL                FLEX CAP               LARGE CAP
                               GLOBAL DISCOVERY            GROWTH                  VALUE
                               SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $915,570              $(355,291)              $(15,055)
 Net realized gain (loss)
  on security transactions           4,083,773              1,148,305                 54,767
 Net realized gain on
  distributions                      6,115,193                     --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               1,964,871                617,235                884,528
                                --------------          -------------          -------------
 Net increase (decrease)
  in net assets resulting
  from operations                   13,079,407              1,410,249                924,240
                                --------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                             492,549                207,795                 18,831
 Net transfers                      (6,393,554)               (57,414)               (24,083)
 Surrenders for benefit
  payments and fees                (18,210,439)            (3,305,756)            (1,015,496)
 Other transactions                       (897)                 1,750                    (56)
 Death benefits                     (1,843,290)              (235,955)              (101,167)
 Net annuity transactions              (70,017)                 2,983                     --
                                --------------          -------------          -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (26,025,648)            (3,386,597)            (1,121,971)
                                --------------          -------------          -------------
 Net increase (decrease)
  in net assets                    (12,946,241)            (1,976,348)              (197,731)
NET ASSETS:
 Beginning of year                 126,044,828             19,594,014              7,801,283
                                --------------          -------------          -------------
 End of year                      $113,098,587            $17,617,666             $7,603,552
                                ==============          =============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       TEMPLETON                HARTFORD
                                      GLOBAL BOND               BALANCED
                                    SECURITIES FUND             HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (4)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,010,798                 $141,193
 Net realized gain (loss) on
  security transactions                    292,171                 (196,157)
 Net realized gain on
  distributions                             34,949                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,360,208                1,532,574
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,698,126                1,477,610
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 366,975                   39,679
 Net transfers                           1,298,342                1,269,295
 Surrenders for benefit
  payments and fees                     (1,809,832)              (2,171,549)
 Other transactions                            106                      337
 Death benefits                           (552,354)                (205,278)
 Net annuity transactions                   21,110                   11,437
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (675,653)              (1,056,079)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                             2,022,473                  421,531
NET ASSETS:
 Beginning of year                      20,322,857               15,792,890
                                     -------------            -------------
 End of year                           $22,345,330              $16,214,421
                                     =============            =============

(4)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD             HARTFORD
                                   TOTAL               CAPITAL              DIVIDEND                HARTFORD
                                RETURN BOND          APPRECIATION          AND GROWTH           GLOBAL RESEARCH
                                  HLS FUND             HLS FUND             HLS FUND                HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $4,094,673            $(311,695)            $570,909               $(3,983)
 Net realized gain (loss) on
  security transactions             2,598,757            5,011,980            4,796,178                 1,053
 Net realized gain on
  distributions                            --                   --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,833,107           17,426,422            6,546,097                48,459
                               --------------       --------------       --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        9,526,537           22,126,707           11,913,184                45,529
                               --------------       --------------       --------------            ----------
UNIT TRANSACTIONS:
 Purchases                          1,566,023            1,638,693            1,402,280                    --
 Net transfers                      5,197,603           (6,937,917)          (6,786,441)               29,725
 Surrenders for benefit
  payments and fees               (15,863,350)         (12,800,489)         (10,004,911)              (88,482)
 Other transactions                      (956)                (568)                 125                     1
 Death benefits                    (2,204,561)          (1,451,410)          (1,354,877)               (5,014)
 Net annuity transactions              (4,267)              30,263               35,268                    --
                               --------------       --------------       --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (11,309,508)         (19,521,428)         (16,708,556)              (63,770)
                               --------------       --------------       --------------            ----------
 Net increase (decrease) in
  net assets                       (1,782,971)           2,605,279           (4,795,372)              (18,241)
NET ASSETS:
 Beginning of year                166,428,046          139,889,415          105,474,269               358,485
                               --------------       --------------       --------------            ----------
 End of year                     $164,645,075         $142,494,694         $100,678,897              $340,244
                               ==============       ==============       ==============            ==========

                                                                              HARTFORD
                                     HARTFORD               HARTFORD         DISCIPLINED
                                    HEALTHCARE           GLOBAL GROWTH         EQUITY
                                     HLS FUND               HLS FUND          HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,971)              $(7,228)            $(1,927)
 Net realized gain (loss) on
  security transactions                  25,800               (21,650)            584,332
 Net realized gain on
  distributions                              --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            18,773               146,342           1,290,242
                                    -----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             41,602               117,464           1,872,647
                                    -----------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                                   --                   500             105,160
 Net transfers                              478                60,635            (941,763)
 Surrenders for benefit
  payments and fees                    (122,355)              (50,314)           (862,033)
 Other transactions                           1                    --                  47
 Death benefits                          (2,487)                 (747)           (131,544)
 Net annuity transactions                    --                 2,501                (487)
                                    -----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (124,363)               12,575          (1,830,620)
                                    -----------            ----------       -------------
 Net increase (decrease) in
  net assets                            (82,761)              130,039              42,027
NET ASSETS:
 Beginning of year                      258,792               559,775          12,356,809
                                    -----------            ----------       -------------
 End of year                           $176,031              $689,814         $12,398,836
                                    ===========            ==========       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                          HARTFORD
                                       HARTFORD            GROWTH
                                        GROWTH          OPPORTUNITIES
                                       HLS FUND           HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(16,153)          $(480,180)
 Net realized gain (loss) on
  security transactions                    45,966           1,794,293
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             146,296           5,609,690
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              176,109           6,923,803
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 86,573             466,443
 Net transfers                            127,333          (2,303,345)
 Surrenders for benefit
  payments and fees                      (263,761)         (2,290,301)
 Other transactions                           136                (477)
 Death benefits                                --            (351,645)
 Net annuity transactions                      --                  --
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (49,719)         (4,479,325)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                              126,390           2,444,478
NET ASSETS:
 Beginning of year                      1,061,553          28,353,767
                                     ------------       -------------
 End of year                           $1,187,943         $30,798,245
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  HARTFORD                HARTFORD
                                 HARTFORD                 HARTFORD             INTERNATIONAL           SMALL/MID CAP
                                HIGH YIELD                 INDEX               OPPORTUNITIES               EQUITY
                                 HLS FUND                 HLS FUND                HLS FUND                HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $707,561                 $68,762                 $15,823                $(27,004)
 Net realized gain (loss) on
  security transactions              143,267                   6,879                 127,105                  95,330
 Net realized gain on
  distributions                           --                      --                      --                 307,036
 Net unrealized appreciation
  (depreciation) of
  investments during the year        268,000                 181,766               1,280,822                 (86,910)
                               -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,118,828                 257,407               1,423,750                 288,452
                               -------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                           265,032               2,008,630                 496,671                  45,657
 Net transfers                     1,096,776               3,335,670                 363,325                (247,773)
 Surrenders for benefit
  payments and fees                 (710,541)                (21,585)               (964,434)               (239,977)
 Other transactions                       16                     188                  (1,066)                     (5)
 Death benefits                     (109,309)                 (2,591)               (127,759)                (48,276)
 Net annuity transactions                 --                      --                  10,952                      --
                               -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  541,974               5,320,312                (222,311)               (490,374)
                               -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                       1,660,802               5,577,719               1,201,439                (201,922)
NET ASSETS:
 Beginning of year                 8,356,503                 485,264               7,869,538               2,348,290
                               -------------            ------------            ------------            ------------
 End of year                     $10,017,305              $6,062,983              $9,070,977              $2,146,368
                               =============            ============            ============            ============


                                      HARTFORD               HARTFORD           HARTFORD
                                       MIDCAP              MIDCAP VALUE       MONEY MARKET
                                      HLS FUND               HLS FUND           HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(10,818)              $(3,109)          $(3,794,143)
 Net realized gain (loss) on
  security transactions                   34,211                12,403                     2
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            171,789                51,664                    --
                                    ------------            ----------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                             195,182                60,958            (3,794,141)
                                    ------------            ----------       ---------------
UNIT TRANSACTIONS:
 Purchases                                    --                 4,859             4,396,032
 Net transfers                           (54,686)               16,857            90,860,657
 Surrenders for benefit
  payments and fees                     (229,256)               (9,266)         (140,241,269)
 Other transactions                            1                    --                 3,797
 Death benefits                           (2,929)                   --            (7,517,061)
 Net annuity transactions                  7,000                    --               (26,068)
                                    ------------            ----------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (279,870)               12,450           (52,523,912)
                                    ------------            ----------       ---------------
 Net increase (decrease) in
  net assets                             (84,688)               73,408           (56,318,053)
NET ASSETS:
 Beginning of year                     1,252,249               258,234           251,768,173
                                    ------------            ----------       ---------------
 End of year                          $1,167,561              $331,642          $195,450,120
                                    ============            ==========       ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                       HARTFORD                HARTFORD
                                    SMALL COMPANY           SMALLCAP GROWTH
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(85,348)                $(30,151)
 Net realized gain (loss) on
  security transactions                   266,974                  200,484
 Net realized gain on
  distributions                               284                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             376,714                  104,851
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              558,624                  275,184
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  3,785                   13,793
 Net transfers                           (122,194)              (1,063,549)
 Surrenders for benefit
  payments and fees                      (511,202)                (122,558)
 Other transactions                          (914)                       1
 Death benefits                           (75,109)                  (7,413)
 Net annuity transactions                   5,703                    5,239
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (699,931)              (1,174,487)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                             (141,307)                (899,303)
NET ASSETS:
 Beginning of year                      4,322,079                2,122,457
                                     ------------            -------------
 End of year                           $4,180,772               $1,223,154
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       HARTFORD
                              HARTFORD              U.S. GOVERNMENT             HARTFORD             AMERICAN FUNDS
                                STOCK                 SECURITIES                 VALUE              ASSET ALLOCATION
                              HLS FUND                 HLS FUND                 HLS FUND                HLS FUND
                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $(18,337)                 $88,558                 $12,341                 $(17,703)
 Net realized gain (loss)
  on security transactions       (100,798)                  66,438                  49,538                  700,039
 Net realized gain on
  distributions                        --                       --                      --                   29,622
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          1,248,553                   12,351                 144,763                1,107,901
                            -------------            -------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations               1,129,418                  167,347                 206,642                1,819,859
                            -------------            -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                         12,932                  223,626                 113,717                  671,408
 Net transfers                 (1,124,963)                 411,200                   6,085                  494,078
 Surrenders for benefit
  payments and fees            (1,343,585)              (1,258,434)                (87,697)              (1,984,041)
 Other transactions                  (851)                     177                       2                     (235)
 Death benefits                  (176,113)                 (47,188)                   (931)                (190,119)
 Net annuity transactions           9,750                       --                    (705)                      --
                            -------------            -------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (2,622,830)                (670,619)                 30,471               (1,008,909)
                            -------------            -------------            ------------            -------------
 Net increase (decrease)
  in net assets                (1,493,412)                (503,272)                237,113                  810,950
NET ASSETS:
 Beginning of year             10,241,194                8,798,938               1,339,984               13,399,869
                            -------------            -------------            ------------            -------------
 End of year                   $8,747,782               $8,295,666              $1,577,097              $14,210,819
                            =============            =============            ============            =============

                                AMERICAN FUNDS
                                  BLUE CHIP
                                  INCOME AND            AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH                   BOND                 GLOBAL BOND
                                   HLS FUND                HLS FUND                 HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(30,403)                $359,991                 $45,045
 Net realized gain (loss)
  on security transactions            264,458                  572,224                 126,406
 Net realized gain on
  distributions                        41,879                  718,141                  89,662
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                390,761                 (521,158)                (73,589)
                                 ------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     666,695                1,129,198                 187,524
                                 ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                            162,943                  393,619                 103,282
 Net transfers                         75,249                2,431,206                (129,944)
 Surrenders for benefit
  payments and fees                  (722,109)              (2,872,682)               (509,707)
 Other transactions                      (279)                  (1,325)                   (217)
 Death benefits                       (68,216)                (501,152)                (48,896)
 Net annuity transactions                  --                   (3,446)                     --
                                 ------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (552,412)                (553,780)               (585,482)
                                 ------------            -------------            ------------
 Net increase (decrease)
  in net assets                       114,283                  575,418                (397,958)
NET ASSETS:
 Beginning of year                  5,781,325               32,461,762               4,700,603
                                 ------------            -------------            ------------
 End of year                       $5,895,608              $33,037,180              $4,302,645
                                 ============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL GROWTH           AMERICAN FUNDS
                                      AND INCOME             GLOBAL GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $112,299                $(23,285)
 Net realized gain (loss) on
  security transactions                    477,227                 192,633
 Net realized gain on
  distributions                                511                  38,320
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,184,845                 474,146
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,774,882                 681,814
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  46,271                  24,455
 Net transfers                            (999,428)               (531,526)
 Surrenders for benefit
  payments and fees                     (1,234,195)               (425,976)
 Other transactions                           (801)                   (173)
 Death benefits                            (83,351)                (21,710)
 Net annuity transactions                       --                  (2,568)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,271,504)               (957,498)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                              (496,622)               (275,684)
NET ASSETS:
 Beginning of year                      12,429,413               3,722,272
                                     -------------            ------------
 End of year                           $11,932,791              $3,446,588
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                AMERICAN FUNDS
                                 GLOBAL SMALL           AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                CAPITALIZATION              GROWTH                GROWTH-INCOME            INTERNATIONAL
                                   HLS FUND                HLS FUND                 HLS FUND                 HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(41,638)               $(698,306)               $(108,684)                 $27,598
 Net realized gain (loss)
  on security transactions            216,464                2,734,056                1,045,143                  487,103
 Net realized gain on
  distributions                       793,413                  165,415                       --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                337,635                5,977,775                3,341,091                4,980,248
                                 ------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                   1,305,874                8,178,940                4,277,550                5,494,949
                                 ------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             84,903                2,171,075                1,672,653                  962,190
 Net transfers                        (24,717)              (1,661,821)              (1,046,188)                 474,272
 Surrenders for benefit
  payments and fees                  (697,571)              (4,238,426)              (2,333,296)              (2,764,280)
 Other transactions                      (621)                  (2,541)                  (1,220)                  (1,213)
 Death benefits                       (52,609)                (648,431)                (350,688)                (357,039)
 Net annuity transactions              (6,509)                 (10,598)                  (2,266)                  (2,708)
                                 ------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (697,124)              (4,390,742)              (2,061,005)              (1,688,778)
                                 ------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets                       608,750                3,788,198                2,216,545                3,806,171
NET ASSETS:
 Beginning of year                  8,326,884               52,704,373               28,728,041               34,559,883
                                 ------------            -------------            -------------            -------------
 End of year                       $8,935,634              $56,492,571              $30,944,586              $38,366,054
                                 ============            =============            =============            =============

                                                       HARTFORD
                                AMERICAN FUNDS         PORTFOLIO             HUNTINGTON VA
                                   NEW WORLD          DIVERSIFIER                INCOME
                                   HLS FUND            HLS FUND               EQUITY FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(16,697)           $(76,670)               $110,724
 Net realized gain (loss)
  on security transactions             260,153             (40,247)                 (3,218)
 Net realized gain on
  distributions                        405,198                  --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 457,982          (1,529,472)                165,467
                                 -------------       -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,106,636          (1,646,389)                272,973
                                 -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              18,302          22,615,429               1,050,490
 Net transfers                        (822,741)         15,973,116                 468,570
 Surrenders for benefit
  payments and fees                   (780,005)           (449,879)               (267,352)
 Other transactions                       (405)              2,117                    (368)
 Death benefits                        (94,663)            (77,356)                (42,986)
 Net annuity transactions                   --                  --                      --
                                 -------------       -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (1,679,512)         38,063,427               1,208,354
                                 -------------       -------------            ------------
 Net increase (decrease)
  in net assets                       (572,876)         36,417,038               1,481,327
NET ASSETS:
 Beginning of year                   7,873,773           7,422,841               2,608,841
                                 -------------       -------------            ------------
 End of year                        $7,300,897         $43,839,879              $4,090,168
                                 =============       =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    HUNTINGTON VA
                                       DIVIDEND             HUNTINGTON VA
                                     CAPTURE FUND            GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $143,186                $(28,613)
 Net realized gain (loss) on
  security transactions                  (191,373)                (12,466)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             662,224                 246,996
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              614,037                 205,917
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                145,555                 124,565
 Net transfers                            199,777                 (58,652)
 Surrenders for benefit
  payments and fees                      (769,508)               (203,917)
 Other transactions                          (293)                     (3)
 Death benefits                          (108,417)                (42,016)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (532,886)               (180,023)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                               81,151                  25,894
NET ASSETS:
 Beginning of year                      6,643,933               2,383,392
                                     ------------            ------------
 End of year                           $6,725,084              $2,409,286
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                   MID CORP                ROTATING             INTERNATIONAL           HUNTINGTON VA
                                 AMERICA FUND            MARKETS FUND            EQUITY FUND            MACRO 100 FUND
                               SUB-ACCOUNT (5)           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(102,610)                $(3,962)                $(6,519)                $(8,197)
 Net realized gain (loss)
  on security transactions           (367,267)                 (4,628)                (88,010)                (11,633)
 Net realized gain on
  distributions                       367,377                      --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              1,170,496                  78,585                 642,671                 173,221
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                   1,067,996                  69,995                 548,142                 153,391
                                 ------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                            153,310                  12,466                 726,195               1,034,648
 Net transfers                       (204,593)                (42,631)                261,962                 450,186
 Surrenders for benefit
  payments and fees                  (810,770)               (120,950)               (445,023)               (121,040)
 Other transactions                       237                       1                  (1,144)                   (403)
 Death benefits                       (80,264)                (10,187)                (47,572)                (28,326)
 Net annuity transactions                  --                      --                      --                      --
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (942,080)               (161,301)                494,418               1,335,065
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets                       125,916                 (91,306)              1,042,560               1,488,456
NET ASSETS:
 Beginning of year                  6,982,083               1,395,134               4,177,237               1,306,810
                                 ------------            ------------            ------------            ------------
 End of year                       $7,107,999              $1,303,828              $5,219,797              $2,795,266
                                 ============            ============            ============            ============

                                HUNTINGTON VA                                    LORD ABBETT
                                   MORTGAGE             HUNTINGTON VA            FUNDAMENTAL
                               SECURITIES FUND            SITUS FUND             EQUITY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $31,885                $(93,928)                $(1,640)
 Net realized gain (loss)
  on security transactions             39,059                 225,436                   7,955
 Net realized gain on
  distributions                            --                      --                  27,348
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (11,724)                925,870                  66,356
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                      59,220               1,057,378                 100,019
                                 ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                            113,446                 148,566                 664,449
 Net transfers                        265,864                (132,668)                140,686
 Surrenders for benefit
  payments and fees                  (280,430)               (665,915)                (21,483)
 Other transactions                        --                    (222)                    (46)
 Death benefits                       (73,153)                (49,494)                     --
 Net annuity transactions                  --                      --                      --
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               25,727                (699,733)                783,606
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets                        84,947                 357,645                 883,625
NET ASSETS:
 Beginning of year                  3,132,291               5,425,312                 847,843
                                 ------------            ------------            ------------
 End of year                       $3,217,238              $5,782,957              $1,731,468
                                 ============            ============            ============

(5) Effective April 27, 2012 Huntington VA New Economy Fund merged with Huntington VA Mid Corp America.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                      CALIBRATED                   LORD ABBETT
                                       DIVIDEND                       BOND
                                     GROWTH FUND                 DEBENTURE FUND
                                   SUB-ACCOUNT (6)                 SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $38,915                      $550,011
 Net realized gain (loss) on
  security transactions                    47,254                       420,808
 Net realized gain on
  distributions                                --                       175,992
 Net unrealized appreciation
  (depreciation) of
  investments during the year             169,864                       305,970
                                     ------------                 -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              256,033                     1,452,781
                                     ------------                 -------------
UNIT TRANSACTIONS:
 Purchases                                 22,498                       128,960
 Net transfers                             58,053                       779,327
 Surrenders for benefit
  payments and fees                      (152,401)                   (1,519,121)
 Other transactions                            31                             9
 Death benefits                                --                      (113,082)
 Net annuity transactions                      --                        18,883
                                     ------------                 -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (71,819)                     (705,024)
                                     ------------                 -------------
 Net increase (decrease) in
  net assets                              184,214                       747,757
NET ASSETS:
 Beginning of year                      2,462,182                    13,436,469
                                     ------------                 -------------
 End of year                           $2,646,396                   $14,184,226
                                     ============                 =============

(6) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LORD ABBETT
                                     GROWTH AND         MFS(R) CORE             MFS(R) GROWTH       MFS(R) GLOBAL
                                    INCOME FUND        EQUITY SERIES               SERIES           EQUITY SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(19,200)           $(64,291)               $(357,142)           $(47,446)
 Net realized gain (loss) on
  security transactions                  152,570             192,282                1,812,981             336,041
 Net realized gain on
  distributions                               --                  --                       --             154,132
 Net unrealized appreciation
  (depreciation) of
  investments during the year            128,190             687,220                1,378,434             850,715
                                    ------------       -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             261,560             815,211                2,834,273           1,293,442
                                    ------------       -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                31,370              12,646                  289,636              68,036
 Net transfers                          (110,075)            321,445                2,322,825             989,041
 Surrenders for benefit
  payments and fees                     (539,797)         (1,224,286)              (3,724,748)         (1,398,689)
 Other transactions                          (73)                480                   (8,745)                689
 Death benefits                          (73,993)           (143,493)                (348,150)           (109,683)
 Net annuity transactions                     --             (10,534)                  11,416              19,654
                                    ------------       -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (692,568)         (1,043,742)              (1,457,766)           (430,952)
                                    ------------       -------------            -------------       -------------
 Net increase (decrease) in
  net assets                            (431,008)           (228,531)               1,376,507             862,490
NET ASSETS:
 Beginning of year                     2,666,369           5,906,990               19,076,490           6,426,296
                                    ------------       -------------            -------------       -------------
 End of year                          $2,235,361          $5,678,459              $20,452,997          $7,288,786
                                    ============       =============            =============       =============

                                                       MFS(R) INVESTORS
                                MFS(R) HIGH                 GROWTH               MFS(R) INVESTORS
                               INCOME SERIES             STOCK SERIES              TRUST SERIES
                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $4,269,798                $(152,462)                $(920,801)
 Net realized gain (loss) on
  security transactions            (1,131,906)                 677,821                 5,886,937
 Net realized gain on
  distributions                            --                  529,931                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       5,494,179                  482,686                11,594,270
                               --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,632,071                1,537,976                16,560,406
                               --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                            325,601                   32,117                   258,885
 Net transfers                      8,694,413                 (301,582)               (8,588,849)
 Surrenders for benefit
  payments and fees               (13,594,952)              (2,130,751)              (17,425,610)
 Other transactions                       182                      103                       682
 Death benefits                    (1,899,203)                (151,991)               (1,729,290)
 Net annuity transactions               3,138                      419                    (9,866)
                               --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (6,470,821)              (2,551,685)              (27,494,048)
                               --------------            -------------            --------------
 Net increase (decrease) in
  net assets                        2,161,250               (1,013,709)              (10,933,642)
NET ASSETS:
 Beginning of year                 70,952,605               11,299,773               106,104,005
                               --------------            -------------            --------------
 End of year                      $73,113,855              $10,286,064               $95,170,363
                               ==============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    MFS(R) MID CAP              MFS(R) NEW
                                     GROWTH SERIES           DISCOVERY SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(380,515)              $(1,208,388)
 Net realized gain (loss) on
  security transactions                   (169,933)                2,100,445
 Net realized gain on
  distributions                                 --                 6,116,617
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,320,387                 4,903,589
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,769,939                11,912,263
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 152,680                   190,075
 Net transfers                             361,250                (4,741,762)
 Surrenders for benefit
  payments and fees                     (3,993,755)              (11,815,388)
 Other transactions                          3,523                     1,081
 Death benefits                           (372,510)                 (830,569)
 Net annuity transactions                    7,034                   (20,510)
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,841,778)              (17,217,073)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                            (1,071,839)               (5,304,810)
NET ASSETS:
 Beginning of year                      20,537,953                67,973,864
                                     -------------            --------------
 End of year                           $19,466,114               $62,669,054
                                     =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                MFS(R) TOTAL         MFS(R) VALUE            MFS(R) RESEARCH           MFS(R) RESEARCH
                               RETURN SERIES            SERIES                 BOND SERIES          INTERNATIONAL SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $3,155,643            $(131,744)                 $861,764                 $138,473
 Net realized gain (loss) on
  security transactions               (48,109)           2,071,587                 2,883,500               (1,104,710)
 Net realized gain on
  distributions                            --              656,284                   567,286                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      27,034,404            9,157,442                   313,936                3,802,267
                               --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       30,141,938           11,753,569                 4,626,486                2,836,030
                               --------------       --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                          1,505,576            1,834,921                   949,196                   75,418
 Net transfers                     (3,471,283)          (1,588,073)               10,870,611                   58,424
 Surrenders for benefit
  payments and fees               (52,018,930)         (11,101,344)              (14,987,442)              (2,481,880)
 Other transactions                     3,272                  474                      (623)                     586
 Death benefits                    (6,630,302)          (1,108,842)               (1,293,352)                (381,547)
 Net annuity transactions              (8,376)              (1,790)                   (1,414)                       1
                               --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (60,620,043)         (11,964,654)               (4,463,024)              (2,728,998)
                               --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets                      (30,478,105)            (211,085)                  163,462                  107,032
NET ASSETS:
 Beginning of year                345,863,316           86,277,227                85,737,316               20,296,461
                               --------------       --------------            --------------            -------------
 End of year                     $315,385,211          $86,066,142               $85,900,778              $20,403,493
                               ==============       ==============            ==============            =============

                                                               BLACKROCK                  BLACKROCK
                                   MFS(R) RESEARCH              GLOBAL                     GLOBAL
                                       SERIES            ALLOCATION V.I. FUND      OPPORTUNITIES V.I. FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(49,663)                  $942                      $(213)
 Net realized gain (loss) on
  security transactions                   407,501                    247                     10,025
 Net realized gain on
  distributions                                --                    318                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             305,285                  2,729                     (7,529)
                                    -------------              ---------                  ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              663,123                  4,236                      2,283
                                    -------------              ---------                  ---------
UNIT TRANSACTIONS:
 Purchases                                 25,139                 39,500                         --
 Net transfers                            879,622                 34,902                         --
 Surrenders for benefit
  payments and fees                    (1,354,649)                  (214)                        --
 Other transactions                          (465)                    23                         --
 Death benefits                           (20,954)                    --                         --
 Net annuity transactions                      --                     --                         --
                                    -------------              ---------                  ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (471,307)                74,211                         --
                                    -------------              ---------                  ---------
 Net increase (decrease) in
  net assets                              191,816                 78,447                      2,283
NET ASSETS:
 Beginning of year                      4,790,149                 18,375                     18,803
                                    -------------              ---------                  ---------
 End of year                           $4,981,965                $96,822                    $21,086
                                    =============              =========                  =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     BLACKROCK              BLACKROCK
                                     LARGE CAP                EQUITY
                                  GROWTH V.I. FUND      DIVIDEND V.I. FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,935)                $11,469
 Net realized gain (loss) on
  security transactions                  27,627                   2,938
 Net realized gain on
  distributions                          30,285                     845
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,052)                 31,879
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             53,925                  47,131
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                 779,772
 Net transfers                           (1,963)                 91,724
 Surrenders for benefit
  payments and fees                     (55,746)                 (4,693)
 Other transactions                          --                      89
 Death benefits                              --                      --
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (57,709)                866,892
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             (3,784)                914,023
NET ASSETS:
 Beginning of year                      418,322                 115,017
                                     ----------            ------------
 End of year                           $414,538              $1,029,040
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             INVESCO                                   MORGAN STANLEY
                                    UIF MID CAP          VAN KAMPEN V.I.       MORGAN STANLEY --         MULTI CAP
                                       GROWTH                AMERICAN            FOCUS GROWTH              GROWTH
                                     PORTFOLIO              VALUE FUND             PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT (7)          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(39,060)              $(7,570)                $(72)                $(3,314)
 Net realized gain (loss) on
  security transactions                  181,806                74,580                   (6)                  3,726
 Net realized gain on
  distributions                          284,136                    --                  162                  11,121
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (249,050)               51,384                 (334)                  3,659
                                    ------------            ----------              -------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             177,832               118,394                 (250)                 15,192
                                    ------------            ----------              -------              ----------
UNIT TRANSACTIONS:
 Purchases                                21,567                 1,428                   --                  10,500
 Net transfers                          (490,492)               47,322                5,146                  (4,284)
 Surrenders for benefit
  payments and fees                     (245,924)              (74,111)                  --                  (3,572)
 Other transactions                           19                    --                    1                      --
 Death benefits                          (17,802)                   --                   --                      --
 Net annuity transactions                 (2,203)                   --                   --                      --
                                    ------------            ----------              -------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (734,835)              (25,361)               5,147                   2,644
                                    ------------            ----------              -------              ----------
 Net increase (decrease) in
  net assets                            (557,003)               93,033                4,897                  17,836
NET ASSETS:
 Beginning of year                     2,662,967               743,637                   --                 162,285
                                    ------------            ----------              -------              ----------
 End of year                          $2,105,964              $836,670               $4,897                $180,121
                                    ============            ==========              =======              ==========

                                 MORGAN STANLEY --
                                      MID CAP            MORGAN STANLEY --      WILMINGTON MANAGED
                                       GROWTH             FLEXIBLE INCOME       ALLOCATION FUND --
                                     PORTFOLIO               PORTFOLIO          MODERATE GROWTH II
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (8)(9)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,915)                $3,681                    $(22)
 Net realized gain (loss) on
  security transactions                  (1,480)                   (73)                    440
 Net realized gain on
  distributions                          11,795                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,565                  4,672                    (270)
                                     ----------              ---------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,965                  8,280                     148
                                     ----------              ---------               ---------
UNIT TRANSACTIONS:
 Purchases                               21,000                     --                      --
 Net transfers                            8,980                     --                 (15,887)
 Surrenders for benefit
  payments and fees                     (11,143)                  (680)                     --
 Other transactions                           1                     --                      --
 Death benefits                              --                     --                      --
 Net annuity transactions                    --                     --                      --
                                     ----------              ---------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      18,838                   (680)                (15,887)
                                     ----------              ---------               ---------
 Net increase (decrease) in
  net assets                             27,803                  7,600                 (15,739)
NET ASSETS:
 Beginning of year                      144,190                 76,556                  15,739
                                     ----------              ---------               ---------
 End of year                           $171,993                $84,156                    $ --
                                     ==========              =========               =========

(7) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

(8) Formerly MTB Managed Allocation Fund -- Moderate Growth II. Change effective March 9, 2012.

(9) Effective September 28, 2012 Wilmington Managed Allocation Fund -- Moderate Growth II was liquidated.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                              COLUMBIA VARIABLE
                                       BLACKROCK                PORTFOLIO --
                                        CAPITAL             MARSICO INTERNATIONAL
                                 APPRECIATION V.I. FUND      OPPORTUNITIES FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $1,496                   $(108,852)
 Net realized gain (loss) on
  security transactions                     3,482                     415,761
 Net realized gain on
  distributions                            11,916                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              17,964                   1,008,704
                                       ----------               -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               34,858                   1,315,613
                                       ----------               -------------
UNIT TRANSACTIONS:
 Purchases                                739,452                      14,731
 Net transfers                             94,778                     (58,985)
 Surrenders for benefit
  payments and fees                        (4,438)                 (1,268,671)
 Other transactions                            --                        (216)
 Death benefits                                --                    (123,572)
 Net annuity transactions                      --                      11,205
                                       ----------               -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       829,792                  (1,425,508)
                                       ----------               -------------
 Net increase (decrease) in
  net assets                              864,650                    (109,895)
NET ASSETS:
 Beginning of year                        108,335                   9,146,485
                                       ----------               -------------
 End of year                             $972,985                  $9,036,590
                                       ==========               =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           COLUMBIA VARIABLE       COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                  COLUMBIA VARIABLE          PORTFOLIO --             PORTFOLIO --            PORTFOLIO --
                                    PORTFOLIO --            MARSICO FOCUSED         ASSET ALLOCATION             MARSICO
                                  HIGH INCOME FUND           EQUITIES FUND                FUND                 GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $499,291                $(144,829)                 $7,895                $(106,956)
 Net realized gain (loss) on
  security transactions                   237,235                  436,633                (258,776)                 837,927
 Net realized gain on
  distributions                                --                  854,795                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             554,081                 (317,875)                679,226                   16,344
                                    -------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,290,607                  828,724                 428,345                  747,315
                                    -------------            -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 11,777                    2,738                      --                   14,128
 Net transfers                           (246,642)                (363,745)               (177,610)                (185,067)
 Surrenders for benefit
  payments and fees                    (1,472,373)              (1,035,402)               (566,632)              (1,194,519)
 Other transactions                           (73)                     351                      27                     (134)
 Death benefits                          (150,784)                 (87,778)                (12,072)                (188,692)
 Net annuity transactions                   1,093                   (8,140)                 14,042                   22,899
                                    -------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,857,002)              (1,491,976)               (742,245)              (1,531,385)
                                    -------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets                             (566,395)                (663,252)               (313,900)                (784,070)
NET ASSETS:
 Beginning of year                     10,989,710                8,462,648               4,299,557                7,494,012
                                    -------------            -------------            ------------            -------------
 End of year                          $10,423,315               $7,799,396              $3,985,657               $6,709,942
                                    =============            =============            ============            =============

                                 COLUMBIA VARIABLE        COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                    PORTFOLIO --            PORTFOLIO --             PORTFOLIO --
                                    MARSICO 21ST               MID CAP                 DIVIDEND
                                    CENTURY FUND             GROWTH FUND           OPPORTUNITY FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (10)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(43,122)               $(221,753)               $(216,825)
 Net realized gain (loss) on
  security transactions                  209,171                  527,373                  (98,113)
 Net realized gain on
  distributions                               --                  194,605                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             34,292                  480,344                1,473,207
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             200,341                  980,569                1,158,269
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   160                   22,989                   13,862
 Net transfers                          (145,254)                (391,103)                (174,824)
 Surrenders for benefit
  payments and fees                     (350,243)              (1,367,035)              (1,218,972)
 Other transactions                         (214)                    (297)                     (34)
 Death benefits                          (22,890)                (199,417)                (124,453)
 Net annuity transactions                  2,757                       --                    1,098
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (515,684)              (1,934,863)              (1,503,323)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (315,343)                (954,294)                (345,054)
NET ASSETS:
 Beginning of year                     2,187,763               10,570,666               10,246,502
                                    ------------            -------------            -------------
 End of year                          $1,872,420               $9,616,372               $9,901,448
                                    ============            =============            =============

(10) Formerly Columbia Variable Portfolio -- Diversified Equity Income Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                      CAPITAL               OPPENHEIMER
                                    APPRECIATION         GLOBAL SECURITIES
                                      FUND/VA                 FUND/VA
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,002)                 $21,999
 Net realized gain (loss) on
  security transactions                  20,450                  365,467
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            36,370                  791,922
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             51,818                1,179,388
                                     ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                  140                   50,778
 Net transfers                            7,396                  (29,458)
 Surrenders for benefit
  payments and fees                      (9,132)                (925,690)
 Other transactions                          (6)                    (117)
 Death benefits                              --                 (133,129)
 Net annuity transactions                    --                       --
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (1,602)              (1,037,616)
                                     ----------            -------------
 Net increase (decrease) in
  net assets                             50,216                  141,772
NET ASSETS:
 Beginning of year                      432,758                6,664,682
                                     ----------            -------------
 End of year                           $482,974               $6,806,454
                                     ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            OPPENHEIMER
                                    OPPENHEIMER             MAIN STREET            OPPENHEIMER         PUTNAM VT
                                    MAIN STREET           SMALL- & MID-CAP            VALUE           DIVERSIFIED
                                     FUND(R)/VA               FUND/VA                FUND/VA          INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(10,309)               $(77,485)                $(592)           $825,344
 Net realized gain (loss) on
  security transactions                   44,166                 442,826                 6,830              54,876
 Net realized gain on
  distributions                               --                      --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            113,600                 505,886                14,050           1,156,159
                                    ------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             147,457                 871,227                20,288           2,036,379
                                    ------------            ------------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                                16,609                  28,824                   651              83,808
 Net transfers                            (2,824)               (359,886)              (22,003)          2,559,210
 Surrenders for benefit
  payments and fees                      (69,023)               (543,474)               (4,949)         (1,756,847)
 Other transactions                           (1)                    125                    --                  (8)
 Death benefits                           (2,984)                (65,174)                   --            (208,543)
 Net annuity transactions                     --                      --                    --                  --
                                    ------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (58,223)               (939,585)              (26,301)            677,620
                                    ------------            ------------            ----------       -------------
 Net increase (decrease) in
  net assets                              89,234                 (68,358)               (6,013)          2,713,999
NET ASSETS:
 Beginning of year                     1,021,065               5,999,393               190,149          20,344,537
                                    ------------            ------------            ----------       -------------
 End of year                          $1,110,299              $5,931,035              $184,136         $23,058,536
                                    ============            ============            ==========       =============


                                          PUTNAM VT               PUTNAM VT             PUTNAM VT
                                         GLOBAL ASSET           INTERNATIONAL         INTERNATIONAL
                                       ALLOCATION FUND           VALUE FUND            EQUITY FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(27,499)                $4,362                $1,359
 Net realized gain (loss) on
  security transactions                         9,498                 (9,168)                 (793)
 Net realized gain on
  distributions                                    --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 203,564                 37,610                57,469
                                         ------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                  185,563                 32,804                58,035
                                         ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      1,800                     --                    20
 Net transfers                              1,638,184                 52,002                12,953
 Surrenders for benefit
  payments and fees                           (74,482)              (103,347)              (14,191)
 Other transactions                                 1                     --                    --
 Death benefits                                    --                     --                    --
 Net annuity transactions                          --                     --                    --
                                         ------------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         1,565,503                (51,345)               (1,218)
                                         ------------            -----------            ----------
 Net increase (decrease) in
  net assets                                1,751,066                (18,541)               56,817
NET ASSETS:
 Beginning of year                            702,368                227,998               295,074
                                         ------------            -----------            ----------
 End of year                               $2,453,434               $209,457              $351,891
                                         ============            ===========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                             PUTNAM VT
                                      PUTNAM VT              SMALL CAP
                                   INVESTORS FUND            VALUE FUND
                                   SUB-ACCOUNT (9)          SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(121)               $(40,584)
 Net realized gain (loss) on
  security transactions                   18,374                  44,990
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (5,082)                219,017
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              13,171                 223,423
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --                   8,561
 Net transfers                          (404,518)               (101,370)
 Surrenders for benefit
  payments and fees                           --                (316,454)
 Other transactions                           --                      (1)
 Death benefits                               --                      --
 Net annuity transactions                     --                      --
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (404,518)               (409,264)
                                     -----------            ------------
 Net increase (decrease) in
  net assets                            (391,347)               (185,841)
NET ASSETS:
 Beginning of year                       391,347               2,223,226
                                     -----------            ------------
 End of year                                $ --              $2,037,385
                                     ===========            ============

(9)  Not funded as of December 31, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               JPMORGAN                 JPMORGAN                 JPMORGAN
                                                           INSURANCE TRUST           INSURANCE TRUST          INSURANCE TRUST
                                     PUTNAM VT                CORE BOND                U.S. EQUITY           INTREPID MID CAP
                                    VOYAGER FUND            PORTFOLIO -- 1           PORTFOLIO -- 1           PORTFOLIO -- 1
                                    SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(8,424)               $2,661,890                  $(5,031)                $(70,433)
 Net realized gain (loss) on
  security transactions                   25,542                 1,171,465                  305,082                 (217,514)
 Net realized gain on
  distributions                               --                        --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             55,246                  (651,218)                 914,905                1,490,815
                                    ------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              72,364                 3,182,137                1,214,956                1,202,868
                                    ------------            --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             1,846,551                   219,858                   19,194                   22,577
 Net transfers                          (213,655)                7,046,336                 (379,176)                (638,554)
 Surrenders for benefit
  payments and fees                      (30,016)              (14,587,223)              (1,867,646)                (902,928)
 Other transactions                         (130)                      236                     (191)                   1,296
 Death benefits                          (12,925)               (1,787,522)                (163,537)                (129,072)
 Net annuity transactions                     --                        --                       --                       --
                                    ------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,589,825                (9,108,315)              (2,391,356)              (1,646,681)
                                    ------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets                           1,662,189                (5,926,178)              (1,176,400)                (443,813)
NET ASSETS:
 Beginning of year                       690,523                87,932,368                8,437,083                9,039,740
                                    ------------            --------------            -------------            -------------
 End of year                          $2,352,712               $82,006,190               $7,260,683               $8,595,927
                                    ============            ==============            =============            =============

                                       JPMORGAN                 JPMORGAN                JPMORGAN
                                   INSURANCE TRUST          INSURANCE TRUST          INSURANCE TRUST
                                     EQUITY INDEX           INTREPID GROWTH          MID CAP GROWTH
                                    PORTFOLIO -- 1           PORTFOLIO -- 1          PORTFOLIO -- 1
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $105,977                $(31,829)               $(156,385)
 Net realized gain (loss) on
  security transactions                    957,453                 111,432                 (133,420)
 Net realized gain on
  distributions                                 --                      --                  119,991
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,329,586                 424,573                1,523,815
                                    --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,393,016                 504,176                1,354,001
                                    --------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  99,802                  11,675                   21,621
 Net transfers                          (3,792,030)               (113,995)                (777,470)
 Surrenders for benefit
  payments and fees                     (6,185,312)               (450,725)              (2,056,240)
 Other transactions                           (126)                    264                       (5)
 Death benefits                           (821,115)                (70,856)                (163,281)
 Net annuity transactions                       --                      --                       --
                                    --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (10,698,781)               (623,637)              (2,975,375)
                                    --------------            ------------            -------------
 Net increase (decrease) in
  net assets                            (6,305,765)               (119,461)              (1,621,374)
NET ASSETS:
 Beginning of year                      35,349,975               3,633,009                9,980,892
                                    --------------            ------------            -------------
 End of year                           $29,044,210              $3,513,548               $8,359,518
                                    ==============            ============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       JPMORGAN
                                    INSURANCE TRUST            PUTNAM VT
                                     MID CAP VALUE              EQUITY
                                    PORTFOLIO -- 1            INCOME FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(34,195)                  $247
 Net realized gain (loss) on
  security transactions                 (1,865,901)                24,046
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,060,260                 (5,485)
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,160,164                 18,808
                                     -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                  17,796                     --
 Net transfers                            (451,368)              (417,964)
 Surrenders for benefit
  payments and fees                     (1,731,505)                  (198)
 Other transactions                           (111)                    28
 Death benefits                           (116,949)                    --
 Net annuity transactions                       --                     --
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,282,137)              (418,134)
                                     -------------            -----------
 Net increase (decrease) in
  net assets                            (1,121,973)              (399,326)
NET ASSETS:
 Beginning of year                       7,226,664                426,630
                                     -------------            -----------
 End of year                            $6,104,691                $27,304
                                     =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   PIMCO
                                      PIMCO                 PIMCO                 GLOBAL             JENNISON 20/20
                                    ALL ASSET           EQS PATHFINDER          MULTI-ASSET              FOCUS
                                    PORTFOLIO             PORTFOLIO              PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (11)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,411                $3,009                  $302                $(2,265)
 Net realized gain (loss) on
  security transactions                     66                 1,246                  (219)                 8,870
 Net realized gain on
  distributions                             --                    --                    88                  4,747
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,008                23,897                   202                  2,161
                                    ----------            ----------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            18,485                28,152                   373                 13,513
                                    ----------            ----------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                               6,000               649,810                10,849                     --
 Net transfers                          31,608                73,823                 1,093                     --
 Surrenders for benefit
  payments and fees                     (1,284)               (3,908)                   --                (31,883)
 Other transactions                         --                    --                    (2)                    (1)
 Death benefits                             --                    --                    --                     --
 Net annuity transactions                   --                    --                    --                     --
                                    ----------            ----------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     36,324               719,725                11,940                (31,884)
                                    ----------            ----------             ---------             ----------
 Net increase (decrease) in
  net assets                            54,809               747,877                12,313                (18,371)
NET ASSETS:
 Beginning of year                     113,692                96,134                    --                150,201
                                    ----------            ----------             ---------             ----------
 End of year                          $168,501              $844,011               $12,313               $131,830
                                    ==========            ==========             =========             ==========

                                                                             PRUDENTIAL
                                                                               SERIES
                                                         PRUDENTIAL         INTERNATIONAL
                                     JENNISON               VALUE              GROWTH
                                    PORTFOLIO             PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,412)               $(872)              $(77)
 Net realized gain (loss) on
  security transactions                 10,285                  (34)               (43)
 Net realized gain on
  distributions                             --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,755               10,336                836
                                    ----------            ---------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            27,628                9,430                716
                                    ----------            ---------            -------
UNIT TRANSACTIONS:
 Purchases                                  --                   --                 --
 Net transfers                          (7,282)               1,517                 --
 Surrenders for benefit
  payments and fees                    (31,021)              (2,223)                (3)
 Other transactions                         (1)                  --                 --
 Death benefits                             --                   --                 --
 Net annuity transactions               (6,099)                  --                 --
                                    ----------            ---------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (44,403)                (706)                (3)
                                    ----------            ---------            -------
 Net increase (decrease) in
  net assets                           (16,775)               8,724                713
NET ASSETS:
 Beginning of year                     196,196               76,221              3,658
                                    ----------            ---------            -------
 End of year                          $179,421              $84,945             $4,371
                                    ==========            =========            =======

(11) Funded as of February 28, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    LEGG MASON             LEGG MASON
                                    CLEARBRIDGE       CLEARBRIDGE VARIABLE
                                  VARIABLE EQUITY          FUNDAMENTAL
                                  INCOME BUILDER          ALL CAP VALUE
                                     PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $838                  $1,195
 Net realized gain (loss) on
  security transactions                 (4,820)                (39,616)
 Net realized gain on
  distributions                             --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           11,242                 121,857
                                     ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,260                  83,436
                                     ---------             -----------
UNIT TRANSACTIONS:
 Purchases                                  --                      --
 Net transfers                           1,684                   2,663
 Surrenders for benefit
  payments and fees                    (11,737)               (185,052)
 Other transactions                        142                      (4)
 Death benefits                             --                  (2,552)
 Net annuity transactions                  (44)                 38,100
                                     ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (9,955)               (146,845)
                                     ---------             -----------
 Net increase (decrease) in
  net assets                            (2,695)                (63,409)
NET ASSETS:
 Beginning of year                      59,573                 712,907
                                     ---------             -----------
 End of year                           $56,878                $649,498
                                     =========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                WESTERN ASSET             LEGG MASON                INVESCO
                               VARIABLE GLOBAL       CLEARBRIDGE VARIABLE       VAN KAMPEN V.I.            INVESCO
                               HIGH YIELD BOND         LARGE CAP VALUE             GROWTH AND          VAN KAMPEN V.I.
                                  PORTFOLIO               PORTFOLIO               INCOME FUND           COMSTOCK FUND
                              SUB-ACCOUNT (12)           SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $3,045                   $1,823                   $(2,487)              $(1,823)
 Net realized gain (loss)
  on security transactions           (1,535)                  12,856                    35,686                (9,737)
 Net realized gain on
  distributions                          --                      241                        --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                7,576                   23,104                   153,023                69,305
                                  ---------               ----------              ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     9,086                   38,024                   186,222                57,745
                                  ---------               ----------              ------------            ----------
UNIT TRANSACTIONS:
 Purchases                            2,466                       --                    14,459                    --
 Net transfers                       (5,438)                  (1,870)                  (41,232)                 (355)
 Surrenders for benefit
  payments and fees                  (6,384)                 (87,973)                  (83,283)              (64,739)
 Other transactions                     142                      167                       147                    --
 Death benefits                          --                       --                   (27,547)                   --
 Net annuity transactions              (169)                     (78)                       --                    --
                                  ---------               ----------              ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (9,383)                 (89,754)                 (137,456)              (65,094)
                                  ---------               ----------              ------------            ----------
 Net increase (decrease)
  in net assets                        (297)                 (51,730)                   48,766                (7,349)
NET ASSETS:
 Beginning of year                   57,558                  300,983                 1,504,906               366,784
                                  ---------               ----------              ------------            ----------
 End of year                        $57,261                 $249,253                $1,553,672              $359,435
                                  =========               ==========              ============            ==========

                                    INVESCO                   INVESCO               WELLS FARGO
                                VAN KAMPEN V.I.           VAN KAMPEN V.I.          ADVANTAGE VT
                                   AMERICAN                   MID CAP               INDEX ASSET
                                FRANCHISE FUND              GROWTH FUND           ALLOCATION FUND
                             SUB-ACCOUNT (13)(14)      SUB-ACCOUNT (15)(16)         SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(502,968)                 $(65,165)                 $(52)
 Net realized gain (loss)
  on security transactions           2,231,449                   344,494                 1,119
 Net realized gain on
  distributions                             --                       892                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               1,048,203                    56,298                   318
                                 -------------             -------------             ---------
 Net increase (decrease)
  in net assets resulting
  from operations                    2,776,684                   336,519                 1,385
                                 -------------             -------------             ---------
UNIT TRANSACTIONS:
 Purchases                             245,261                    18,989                    40
 Net transfers                         406,815                  (873,124)                6,170
 Surrenders for benefit
  payments and fees                 (5,911,851)                 (689,600)                  (11)
 Other transactions                        362                      (150)                   --
 Death benefits                       (443,313)                  (14,933)                   --
 Net annuity transactions               50,746                        --                    --
                                 -------------             -------------             ---------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (5,651,980)               (1,558,818)                6,199
                                 -------------             -------------             ---------
 Net increase (decrease)
  in net assets                     (2,875,296)               (1,222,299)                7,584
NET ASSETS:
 Beginning of year                  26,475,859                 4,005,838                12,638
                                 -------------             -------------             ---------
 End of year                       $23,600,563                $2,783,539               $20,222
                                 =============             =============             =========

(12) Formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio. Change effective November 1, 2012.

(13) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(14) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(15) Funded as of April 27, 2012.

(16) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT
                                   TOTAL RETURN           INTRINSIC
                                     BOND FUND           VALUE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $8                 $(78)
 Net realized gain (loss) on
  security transactions                     10                 (193)
 Net realized gain on
  distributions                            205                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              353                4,592
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               576                4,321
                                     ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                  40                   --
 Net transfers                           6,170                 (663)
 Surrenders for benefit
  payments and fees                        (11)              (1,180)
 Other transactions                          1                   --
 Death benefits                             --                   --
 Net annuity transactions                   --                   --
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      6,200               (1,843)
                                     ---------            ---------
 Net increase (decrease) in
  net assets                             6,776                2,478
NET ASSETS:
 Beginning of year                      10,802               25,865
                                     ---------            ---------
 End of year                           $17,578              $28,343
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT          WELLS FARGO
                                   INTERNATIONAL             SMALL CAP           ADVANTAGE VT
                                    EQUITY FUND             GROWTH FUND         DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,033)               $(29,776)              $(70)
 Net realized gain (loss) on
  security transactions                  (29,907)                 74,935                169
 Net realized gain on
  distributions                          102,201                  80,279                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             83,053                 (16,369)               545
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                             154,314                 109,069                644
                                    ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                 2,021                     798              1,265
 Net transfers                          (144,054)                 16,999               (694)
 Surrenders for benefit
  payments and fees                     (157,111)               (193,014)               (21)
 Other transactions                            3                       2                  1
 Death benefits                          (12,779)                (20,666)                --
 Net annuity transactions                     --                    (472)                --
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (311,920)               (196,353)               551
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets                            (157,606)                (87,284)             1,195
NET ASSETS:
 Beginning of year                     1,536,435               1,686,200              3,999
                                    ------------            ------------            -------
 End of year                          $1,378,829              $1,598,916             $5,194
                                    ============            ============            =======

                                     WELLS FARGO
                                    ADVANTAGE VT              WELLS FARGO
                                      SMALL CAP              ADVANTAGE VT
                                     VALUE FUND            OPPORTUNITY FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(80,412)                $(93,131)
 Net realized gain (loss) on
  security transactions                   656,492                  237,951
 Net realized gain on
  distributions                                --                    3,365
 Net unrealized appreciation
  (depreciation) of
  investments during the year             992,515                1,091,432
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,568,595                1,239,617
                                    -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 28,555                  113,605
 Net transfers                         (1,090,727)                (155,299)
 Surrenders for benefit
  payments and fees                    (1,687,915)                (846,454)
 Other transactions                           (62)                     (18)
 Death benefits                          (165,417)                (194,045)
 Net annuity transactions                    (414)                      --
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,915,980)              (1,082,211)
                                    -------------            -------------
 Net increase (decrease) in
  net assets                           (1,347,385)                 157,406
NET ASSETS:
 Beginning of year                     13,567,829                9,158,329
                                    -------------            -------------
 End of year                          $12,220,444               $9,315,735
                                    =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                       ALLIANCEBERNSTEIN
                                AMERICAN CENTURY VP   VPS BALANCED WEALTH
                                    VALUE FUND        STRATEGY PORTFOLIO
                                  SUB-ACCOUNT (1)         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,015                $31,610
 Net realized gain (loss) on
  security transactions                   589                  8,022
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          15,487               (296,235)
                                     --------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           17,091               (256,603)
                                     --------             ----------
UNIT TRANSACTIONS:
 Purchases                            192,258                791,199
 Net transfers                         95,226                270,467
 Surrenders for benefit
  payments and fees                      (160)              (600,727)
 Other transactions                        --                     --
 Death benefits                            --               (101,644)
 Net annuity transactions                  --                     --
                                     --------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   287,324                359,295
                                     --------             ----------
 Net increase (decrease) in
  net assets                          304,415                102,692
NET ASSETS:
 Beginning of year                         --              4,865,846
                                     --------             ----------
 End of year                         $304,415             $4,968,538
                                     ========             ==========

(1)  Funded as of June 28, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN                        ALLIANCEBERNSTEIN
                                VPS INTERNATIONAL   VPS SMALL/MID-CAP    ALLIANCEBERNSTEIN   VPS INTERNATIONAL
                                 VALUE PORTFOLIO     VALUE PORTFOLIO    VPS VALUE PORTFOLIO   GROWTH PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $193,829            $(22,424)             $(744)              $12,702
 Net realized gain (loss) on
  security transactions                 11,349              31,331               (167)                8,124
 Net realized gain on
  distributions                             --                  --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (1,925,960)           (184,393)           (11,488)             (261,363)
                                   -----------          ----------           --------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        (1,720,782)           (175,486)           (12,399)             (240,537)
                                   -----------          ----------           --------            ----------
UNIT TRANSACTIONS:
 Purchases                              41,229             143,259                 --                16,811
 Net transfers                         822,516            (152,258)            52,634                (4,462)
 Surrenders for benefit
  payments and fees                   (458,394)            (44,071)           (10,176)              (31,524)
 Other transactions                        (38)                 17                 --                    --
 Death benefits                        (93,559)            (34,073)                --               (19,593)
 Net annuity transactions                   --                  --                 --                    --
                                   -----------          ----------           --------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    311,754             (87,126)            42,458               (38,768)
                                   -----------          ----------           --------            ----------
 Net increase (decrease) in
  net assets                        (1,409,028)           (262,612)            30,059              (279,305)
NET ASSETS:
 Beginning of year                   8,531,384           1,804,581            174,314             1,387,961
                                   -----------          ----------           --------            ----------
 End of year                        $7,122,356          $1,541,969           $204,373            $1,108,656
                                   ===========          ==========           ========            ==========

                               INVESCO V.I.         INVESCO V.I.      INVESCO V.I.
                               BASIC VALUE             CAPITAL            CORE
                                   FUND           APPRECIATION FUND   EQUITY FUND
                               SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(339,991)            $(340,188)       $(691,133)
 Net realized gain (loss) on
  security transactions         (1,761,838)               16,052        1,861,999
 Net realized gain on
  distributions                         --                    --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      578,939            (1,417,082)      (2,050,781)
                               -----------           -----------      -----------
 Net increase (decrease) in
  net assets resulting from
  operations                    (1,522,890)           (1,741,218)        (879,915)
                               -----------           -----------      -----------
UNIT TRANSACTIONS:
 Purchases                         174,606               733,366          461,427
 Net transfers                  (2,142,574)           (1,312,823)      (2,499,461)
 Surrenders for benefit
  payments and fees             (6,162,200)           (2,985,502)     (11,215,272)
 Other transactions                   (432)                  (25)          (1,130)
 Death benefits                   (685,984)             (428,559)      (1,435,186)
 Net annuity transactions            1,033                    --            5,606
                               -----------           -----------      -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (8,815,551)           (3,993,543)     (14,684,016)
                               -----------           -----------      -----------
 Net increase (decrease) in
  net assets                   (10,338,441)           (5,734,761)     (15,563,931)
NET ASSETS:
 Beginning of year              38,592,858            21,106,111       80,092,705
                               -----------           -----------      -----------
 End of year                   $28,254,417           $15,371,350      $64,528,774
                               ===========           ===========      ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                INVESCO V.I.             INVESCO V.I.
                                                 GOVERNMENT                  HIGH
                                              SECURITIES FUND             YIELD FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $5,341,135                 $74,933
 Net realized gain (loss) on security
  transactions                                       (220,866)                 (9,775)
 Net realized gain on distributions                        --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         11,610,910                 (69,894)
                                               --------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        16,731,179                  (4,736)
                                               --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          1,674,995                      --
 Net transfers                                    (17,003,005)               (107,462)
 Surrenders for benefit payments and
  fees                                            (38,434,446)               (248,468)
 Other transactions                                      (796)                     (1)
 Death benefits                                    (4,832,226)                (10,111)
 Net annuity transactions                               3,706                      --
                                               --------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (58,591,772)               (366,042)
                                               --------------            ------------
 Net increase (decrease) in net assets            (41,860,593)               (370,778)
NET ASSETS:
 Beginning of year                                309,357,797               1,540,721
                                               --------------            ------------
 End of year                                     $267,497,204              $1,169,943
                                               ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              INVESCO V.I.         INVESCO V.I.        INVESCO V.I.             INVESCO V.I.
                                             INTERNATIONAL         MID CAP CORE          SMALL CAP                CAPITAL
                                              GROWTH FUND          EQUITY FUND          EQUITY FUND           DEVELOPMENT FUND
                                            SUB-ACCOUNT (2)        SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(131,525)         $(1,182,783)          $(828,829)               $(88,367)
 Net realized gain (loss) on security
  transactions                                     (998,585)           1,102,423             846,582                (153,181)
 Net realized gain on distributions                      --                   --                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (4,563,081)          (5,344,293)         (1,049,193)               (433,902)
                                             --------------       --------------       -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      (5,693,191)          (5,424,653)         (1,031,440)               (675,450)
                                             --------------       --------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                        1,383,687              351,389             750,697                  69,607
 Net transfers                                      388,523           (3,679,969)          2,580,208               2,326,958
 Surrenders for benefit payments and
  fees                                           (7,323,586)         (13,812,835)         (6,008,544)               (396,195)
 Other transactions                                  (1,539)              (1,432)             (1,935)                     (1)
 Death benefits                                    (921,652)          (1,141,586)           (597,607)                 (1,002)
 Net annuity transactions                               (63)             (15,934)             (1,250)                     --
                                             --------------       --------------       -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (6,474,630)         (18,300,367)         (3,278,431)              1,999,367
                                             --------------       --------------       -------------            ------------
 Net increase (decrease) in net assets          (12,167,821)         (23,725,020)         (4,309,871)              1,323,917
NET ASSETS:
 Beginning of year                               76,122,223           85,178,146          47,687,718               2,681,921
                                             --------------       --------------       -------------            ------------
 End of year                                    $63,954,402          $61,453,126         $43,377,847              $4,005,838
                                             ==============       ==============       =============            ============

                                             INVESCO V.I.
                                            BALANCED RISK           INVESCO V.I.          AMERICAN CENTURY VP
                                              ALLOCATION              DIVIDEND                  MID CAP
                                                 FUND                GROWTH FUND              VALUE FUND
                                          SUB-ACCOUNT (3)(4)     SUB-ACCOUNT (3)(5)         SUB-ACCOUNT (6)
--------------------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $18,508                  $13                       $65
 Net realized gain (loss) on security
  transactions                                    (84,718)                (708)                       (5)
 Net realized gain on distributions               187,141                   --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (7,916)                 596                       586
                                             ------------              -------                 ---------
 Net increase (decrease) in net assets
  resulting from operations                       113,015                  (99)                      646
                                             ------------              -------                 ---------
UNIT TRANSACTIONS:
 Purchases                                        136,886                   --                    11,037
 Net transfers                                  1,375,161                   --                     7,842
 Surrenders for benefit payments and
  fees                                            (96,931)                (324)                       --
 Other transactions                                    --                   --                        (1)
 Death benefits                                      (362)                  --                        --
 Net annuity transactions                              --                   --                        --
                                             ------------              -------                 ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              1,414,754                 (324)                   18,878
                                             ------------              -------                 ---------
 Net increase (decrease) in net assets          1,527,769                 (423)                   19,524
NET ASSETS:
 Beginning of year                              1,289,207                6,102                        --
                                             ------------              -------                 ---------
 End of year                                   $2,816,976               $5,679                   $19,524
                                             ============              =======                 =========

(2) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(3)  Funded as of April 29, 2011.

(4) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

(5) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(6)  Funded as of July 22, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                    AMERICAN FUNDS              GLOBAL
                                        GLOBAL                GROWTH AND
                                      BOND FUND              INCOME FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $829,857                $820,764
 Net realized gain (loss) on
  security transactions                    464,358              (3,103,267)
 Net realized gain on
  distributions                            464,806                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              435,991              (4,397,884)
                                    --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,195,012              (6,680,387)
                                    --------------          --------------
UNIT TRANSACTIONS:
 Purchases                                 710,626                 525,235
 Net transfers                           8,236,418              (7,213,977)
 Surrenders for benefit
  payments and fees                    (12,878,722)            (10,830,671)
 Other transactions                            314                    (709)
 Death benefits                         (1,226,373)             (1,140,896)
 Net annuity transactions                   18,446                  19,034
                                    --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,139,291)            (18,641,984)
                                    --------------          --------------
 Net increase (decrease) in
  net assets                            (2,944,279)            (25,322,371)
NET ASSETS:
 Beginning of year                      88,889,078             114,813,629
                                    --------------          --------------
 End of year                           $85,944,799             $89,491,258
                                    ==============          ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        AMERICAN FUNDS
                                  AMERICAN FUNDS          BLUE CHIP                                 AMERICAN FUNDS
                                      ASSET               INCOME AND          AMERICAN FUNDS            GLOBAL
                                 ALLOCATION FUND         GROWTH FUND            BOND FUND            GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(76,277)            $(217,570)           $3,146,910             $(488,377)
 Net realized gain (loss) on
  security transactions               3,955,062              (637,077)           (1,209,467)            1,867,745
 Net realized gain on
  distributions                              --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (4,878,924)           (2,385,353)           10,061,982           (10,730,586)
                                   ------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (1,000,139)           (3,240,000)           11,999,425            (9,351,218)
                                   ------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                            1,617,507               679,092             1,696,936               376,732
 Net transfers                       (1,729,838)           (2,141,536)           (4,546,571)           (4,508,058)
 Surrenders for benefit
  payments and fees                 (45,803,030)          (19,030,212)          (50,450,342)          (13,372,100)
 Other transactions                       7,725                (1,616)                 (758)               (2,551)
 Death benefits                      (6,478,307)           (2,311,940)           (4,477,468)           (1,527,161)
 Net annuity transactions               (52,240)               12,605                30,378                (7,210)
                                   ------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (52,438,183)          (22,793,607)          (57,747,825)          (19,040,348)
                                   ------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets                        (53,438,322)          (26,033,607)          (45,748,400)          (28,391,566)
NET ASSETS:
 Beginning of year                  313,497,451           139,307,202           317,448,285           105,252,865
                                   ------------          ------------          ------------          ------------
 End of year                       $260,059,129          $113,273,595          $271,699,885           $76,861,299
                                   ============          ============          ============          ============


                               AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                GROWTH FUND         GROWTH-INCOME FUND     INTERNATIONAL FUND
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(9,207,519)            $(2,087,420)             $(209,219)
 Net realized gain (loss) on
  security transactions             (999,646)             (7,332,087)            (1,879,646)
 Net realized gain on
  distributions                           --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year    (30,497,439)            (13,047,311)           (29,374,026)
                               -------------           -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                     (40,704,604)            (22,466,818)           (31,462,891)
                               -------------           -------------          -------------
UNIT TRANSACTIONS:
 Purchases                         3,482,704               2,798,968                971,889
 Net transfers                   (38,084,913)            (23,089,069)            (5,093,693)
 Surrenders for benefit
  payments and fees             (112,437,193)            (92,344,666)           (27,153,072)
 Other transactions                  (13,904)                 (2,499)                (9,981)
 Death benefits                  (11,507,422)            (11,827,225)            (3,449,145)
 Net annuity transactions            (95,865)                 10,590                 23,441
                               -------------           -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (158,656,593)           (124,453,901)           (34,710,561)
                               -------------           -------------          -------------
 Net increase (decrease) in
  net assets                    (199,361,197)           (146,920,719)           (66,173,452)
NET ASSETS:
 Beginning of year               854,449,095             745,868,391            235,548,420
                               -------------           -------------          -------------
 End of year                    $655,087,898            $598,947,672           $169,374,968
                               =============           =============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS             GLOBAL SMALL
                                     NEW WORLD FUND         CAPITALIZATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(224,231)                $(373,718)
 Net realized gain (loss) on
  security transactions                     973,623                  (705,306)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (16,353,594)              (15,960,813)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (15,604,202)              (17,039,837)
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  676,308                   396,153
 Net transfers                           (9,353,290)               (7,874,383)
 Surrenders for benefit
  payments and fees                     (14,817,526)              (11,694,223)
 Other transactions                           6,754                     1,003
 Death benefits                          (1,368,981)               (1,101,463)
 Net annuity transactions                    12,402                    15,312
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (24,844,333)              (20,257,601)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (40,448,535)              (37,297,438)
NET ASSETS:
 Beginning of year                      116,824,292                97,862,424
                                     --------------            --------------
 End of year                            $76,375,757               $60,564,986
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      STERLING              STERLING             STERLING              STERLING
                                  CAPITAL STRATEGIC      CAPITAL SELECT      CAPITAL SPECIAL        CAPITAL TOTAL
                                ALLOCATION EQUITY VIF      EQUITY VIF       OPPORTUNITIES VIF      RETURN BOND VIF
                                   SUB-ACCOUNT (7)       SUB-ACCOUNT (8)     SUB-ACCOUNT (9)       SUB-ACCOUNT (10)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(42)                  $(8)              $(35,275)              $20,292
 Net realized gain (loss) on
  security transactions                     80                    51                 25,041                  (217)
 Net realized gain on
  distributions                             --                    --                 81,911                35,711
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (351)                 (153)              (185,422)              (11,864)
                                       -------               -------           ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (313)                 (110)              (113,745)               43,922
                                       -------               -------           ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                  3,159                   104
 Net transfers                             188                    --                (64,798)               19,752
 Surrenders for benefit
  payments and fees                       (450)                  (11)               (49,358)              (31,761)
 Other transactions                         --                     1                     (1)                  101
 Death benefits                             --                  (244)                  (184)               (4,419)
 Net annuity transactions                   --                    --                     --                    --
                                       -------               -------           ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (262)                 (254)              (111,182)              (16,223)
                                       -------               -------           ------------          ------------
 Net increase (decrease) in
  net assets                              (575)                 (364)              (224,927)               27,699
NET ASSETS:
 Beginning of year                       4,193                 2,564              2,299,638               988,122
                                       -------               -------           ------------          ------------
 End of year                            $3,618                $2,200             $2,074,711            $1,015,821
                                       =======               =======           ============          ============

                                 COLUMBIA VARIABLE       WELLS FARGO
                                   PORTFOLIO --          ADVANTAGE VT         FIDELITY VIP
                                   SMALL COMPANY            OMEGA                GROWTH
                                    GROWTH FUND          GROWTH FUND           PORTFOLIO
                                 SUB-ACCOUNT (11)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(157,869)           $(10,863)             $(14,704)
 Net realized gain (loss) on
  security transactions                 (155,359)             (2,587)                7,747
 Net realized gain on
  distributions                               --               5,631                 3,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (166,610)            (53,252)              (36,532)
                                   -------------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (479,838)            (61,071)              (40,445)
                                   -------------          ----------          ------------
UNIT TRANSACTIONS:
 Purchases                                 6,068                  --                65,986
 Net transfers                          (741,107)            100,512               364,318
 Surrenders for benefit
  payments and fees                   (1,172,757)             (6,188)              (54,021)
 Other transactions                          116                  (1)                    1
 Death benefits                          (98,730)            (18,799)               (5,560)
 Net annuity transactions                     --                  --                    --
                                   -------------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (2,006,410)             75,524               370,724
                                   -------------          ----------          ------------
 Net increase (decrease) in
  net assets                          (2,486,248)             14,453               330,279
NET ASSETS:
 Beginning of year                     8,655,002             576,987               688,687
                                   -------------          ----------          ------------
 End of year                          $6,168,754            $591,440            $1,018,966
                                   =============          ==========          ============

(7)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

(8)  Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(9) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

(10) Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

(11) Formerly Columbia Small Company Growth VS Fund. Change effective May 2,
     2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                FIDELITY VIP        FIDELITY VIP
                                CONTRAFUND(R)         MID CAP
                                  PORTFOLIO          PORTFOLIO
                                 SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(207,284)         $(279,663)
 Net realized gain (loss) on
  security transactions              124,029            253,646
 Net realized gain on
  distributions                           --             30,004
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (967,339)        (2,163,136)
                                 -----------        -----------
 Net increase (decrease) in
  net assets resulting from
  operations                      (1,050,594)        (2,159,149)
                                 -----------        -----------
UNIT TRANSACTIONS:
 Purchases                         1,393,528            564,960
 Net transfers                     1,018,672             21,629
 Surrenders for benefit
  payments and fees                 (988,545)          (742,326)
 Other transactions                     (231)                (9)
 Death benefits                     (132,758)          (127,808)
 Net annuity transactions             83,560             21,727
                                 -----------        -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                1,374,226           (261,827)
                                 -----------        -----------
 Net increase (decrease) in
  net assets                         323,632         (2,420,976)
NET ASSETS:
 Beginning of year                21,142,827         18,010,375
                                 -----------        -----------
 End of year                     $21,466,459        $15,589,399
                                 ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        FIDELITY VIP                                 FRANKLIN
                                   FIDELITY VIP       DYNAMIC CAPITAL       FIDELITY VIP              RISING
                                 VALUE STRATEGIES       APPRECIATION      STRATEGIC INCOME          DIVIDENDS
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO          SECURITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(9,888)            $(3,636)               $974                $(622,921)
 Net realized gain (loss) on
  security transactions                  2,063              12,724                   5                    7,164
 Net realized gain on
  distributions                             --                  --                 497                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (149,608)            (24,061)               (861)              12,966,134
                                    ----------            --------             -------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (157,433)            (14,973)                615               12,350,377
                                    ----------            --------             -------             ------------
UNIT TRANSACTIONS:
 Purchases                              29,147               3,157               8,556                1,287,995
 Net transfers                         225,190              (1,793)              4,093               (1,600,690)
 Surrenders for benefit
  payments and fees                    (98,848)            (11,417)                (95)             (34,016,469)
 Other transactions                       (102)                 --                  --                   (1,458)
 Death benefits                             --                  --                  --               (4,619,025)
 Net annuity transactions               27,501                  --                  --                   (6,564)
                                    ----------            --------             -------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    182,888             (10,053)             12,554              (38,956,211)
                                    ----------            --------             -------             ------------
 Net increase (decrease) in
  net assets                            25,455             (25,026)             13,169              (26,605,834)
NET ASSETS:
 Beginning of year                   1,220,708             196,373              13,216              314,415,455
                                    ----------            --------             -------             ------------
 End of year                        $1,246,163            $171,347             $26,385             $287,809,621
                                    ==========            ========             =======             ============

                                                           FRANKLIN               FRANKLIN
                                  FRANKLIN                 LARGE CAP               GLOBAL
                                   INCOME                   GROWTH              REAL ESTATE
                               SECURITIES FUND          SECURITIES FUND       SECURITIES FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $38,569,431               $(575,970)              $80,566
 Net realized gain (loss) on
  security transactions           (12,111,090)                  2,401               (51,508)
 Net realized gain on
  distributions                            --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (19,047,999)             (1,059,162)             (118,027)
                                -------------             -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        7,410,342              (1,632,731)              (88,969)
                                -------------             -----------            ----------
UNIT TRANSACTIONS:
 Purchases                          4,734,936                 231,201                   293
 Net transfers                    (18,707,066)               (909,086)              (80,655)
 Surrenders for benefit
  payments and fees              (120,447,779)             (8,049,367)             (137,129)
 Other transactions                     7,809                     927                    (1)
 Death benefits                   (18,636,351)               (918,366)              (14,759)
 Net annuity transactions             (50,285)                 (1,356)                 (495)
                                -------------             -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions              (153,098,736)             (9,646,047)             (232,746)
                                -------------             -----------            ----------
 Net increase (decrease) in
  net assets                     (145,688,394)            (11,278,778)             (321,715)
NET ASSETS:
 Beginning of year              1,012,162,002              55,031,262             1,493,387
                                -------------             -----------            ----------
 End of year                     $866,473,608             $43,752,484            $1,171,672
                                =============             ===========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN               FRANKLIN
                                    SMALL-MID CAP             SMALL CAP
                                        GROWTH                  VALUE
                                   SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,709,155)             $(190,149)
 Net realized gain (loss) on
  security transactions                  2,238,172                303,628
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,349,570)            (1,119,537)
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (5,820,553)            (1,006,058)
                                    --------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 452,631                284,624
 Net transfers                          (3,129,447)               273,795
 Surrenders for benefit
  payments and fees                    (14,323,416)            (1,810,060)
 Other transactions                            896                   (579)
 Death benefits                         (1,204,959)              (178,464)
 Net annuity transactions                   10,036                  4,013
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (18,194,259)            (1,426,671)
                                    --------------          -------------
 Net increase (decrease) in
  net assets                           (24,014,812)            (2,432,729)
NET ASSETS:
 Beginning of year                     103,713,304             18,685,692
                                    --------------          -------------
 End of year                           $79,698,492            $16,252,963
                                    ==============          =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN                                      TEMPLETON
                                     STRATEGIC                                    DEVELOPING              TEMPLETON
                                      INCOME              MUTUAL SHARES             MARKETS                FOREIGN
                                  SECURITIES FUND        SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $12,258,298             $2,417,660              $(475,763)             $(145,134)
 Net realized gain (loss) on
  security transactions                2,255,145             (8,728,325)               885,609               (982,795)
 Net realized gain on
  distributions                               --                     --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (11,659,183)            (5,091,935)           (13,379,910)           (17,388,890)
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,854,260            (11,402,600)           (12,970,064)           (18,516,819)
                                   -------------          -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                             2,066,382              3,321,603                629,550              1,362,113
 Net transfers                         8,766,719            (19,057,148)            (9,729,588)             1,812,161
 Surrenders for benefit
  payments and fees                  (42,474,744)           (59,294,178)            (8,680,463)           (22,760,468)
 Other transactions                          228                  1,558                    615                    444
 Death benefits                       (4,926,923)            (8,677,302)              (694,420)            (2,884,950)
 Net annuity transactions                157,737                 68,543                 (4,083)               (11,879)
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (36,410,601)           (83,636,924)           (18,478,389)           (22,482,579)
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets                         (33,556,341)           (95,039,524)           (31,448,453)           (40,999,398)
NET ASSETS:
 Beginning of year                   290,735,591            492,841,333             87,667,747            180,227,519
                                   -------------          -------------          -------------          -------------
 End of year                        $257,179,250           $397,801,809            $56,219,294           $139,228,121
                                   =============          =============          =============          =============

                                                                                   FRANKLIN
                                     TEMPLETON               MUTUAL                FLEX CAP
                                      GROWTH            GLOBAL DISCOVERY            GROWTH
                                  SECURITIES FUND        SECURITIES FUND       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(1,120,416)              $605,432             $(393,686)
 Net realized gain (loss) on
  security transactions              (14,790,669)              (490,685)              369,724
 Net realized gain on
  distributions                               --              2,939,785                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (7,063,973)            (9,408,688)           (1,302,302)
                                   -------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (22,975,058)            (6,354,156)           (1,326,264)
                                   -------------          -------------          ------------
UNIT TRANSACTIONS:
 Purchases                             2,085,092                595,793               163,684
 Net transfers                       (12,691,465)            (5,093,854)             (295,778)
 Surrenders for benefit
  payments and fees                  (37,814,089)           (16,485,363)           (2,186,470)
 Other transactions                         (196)                 1,652                  (489)
 Death benefits                       (5,686,304)            (1,998,048)             (652,974)
 Net annuity transactions                (18,631)               183,896                (1,395)
                                   -------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (54,125,593)           (22,795,924)           (2,973,422)
                                   -------------          -------------          ------------
 Net increase (decrease) in
  net assets                         (77,100,651)           (29,150,080)           (4,299,686)
NET ASSETS:
 Beginning of year                   318,345,347            155,194,908            23,893,700
                                   -------------          -------------          ------------
 End of year                        $241,244,696           $126,044,828           $19,594,014
                                   =============          =============          ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN
                                       LARGE CAP                TEMPLETON
                                         VALUE                 GLOBAL BOND
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(47,815)                $783,788
 Net realized gain (loss) on
  security transactions                     88,250                  (24,575)
 Net realized gain on
  distributions                                 --                  132,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (683,984)              (1,532,738)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (643,549)                (641,481)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  17,768                1,344,908
 Net transfers                             394,200                1,522,310
 Surrenders for benefit
  payments and fees                     (1,316,584)              (1,285,791)
 Other transactions                            411                    1,319
 Death benefits                           (119,172)                (151,398)
 Net annuity transactions                       --                    6,179
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,023,377)               1,437,527
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (1,666,926)                 796,046
NET ASSETS:
 Beginning of year                       9,468,209               19,526,811
                                     -------------            -------------
 End of year                            $7,801,283              $20,322,857
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD             HARTFORD             HARTFORD
                                 HARTFORD              TOTAL               CAPITAL              DIVIDEND
                                 ADVISERS           RETURN BOND          APPRECIATION          AND GROWTH
                                 HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(82,596)         $(2,473,435)         $(1,308,733)            $436,524
 Net realized gain (loss) on
  security transactions             (353,602)             350,705              821,014              902,334
 Net realized gain on
  distributions                           --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        393,148           10,850,571          (19,706,869)          (1,792,060)
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (43,050)           8,727,841          (20,194,588)            (453,202)
                               -------------       --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           201,095            7,270,085            5,637,508            4,582,422
 Net transfers                       233,157            2,601,967            5,887,448            1,211,290
 Surrenders for benefit
  payments and fees               (2,321,444)         (14,434,836)         (11,997,133)          (8,478,282)
 Other transactions                       31                 (607)               7,863                5,823
 Death benefits                     (310,426)          (1,700,521)          (1,820,649)          (1,064,322)
 Net annuity transactions             72,858              135,649              128,833               (2,487)
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,124,729)          (6,128,263)          (2,156,130)          (3,745,556)
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (2,167,779)           2,599,578          (22,350,718)          (4,198,758)
NET ASSETS:
 Beginning of year                17,960,669          163,828,468          162,240,133          109,673,027
                               -------------       --------------       --------------       --------------
 End of year                     $15,792,890         $166,428,046         $139,889,415         $105,474,269
                               =============       ==============       ==============       ==============


                                     HARTFORD               HARTFORD              HARTFORD
                                  GLOBAL RESEARCH          HEALTHCARE           GLOBAL GROWTH
                                     HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (12)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(7,344)              $(4,127)              $(10,758)
 Net realized gain (loss) on
  security transactions                   7,341                 7,563                (88,045)
 Net realized gain on
  distributions                              --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (45,150)               18,808                 (9,002)
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (45,153)               22,244               (107,805)
                                    -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                2,000                    --                 14,401
 Net transfers                          (37,249)                1,282                  7,461
 Surrenders for benefit
  payments and fees                     (33,236)              (75,733)              (197,630)
 Other transactions                          --                     1                   (587)
 Death benefits                              --                    --                 (3,995)
 Net annuity transactions                    --                    --                     --
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (68,485)              (74,450)              (180,350)
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets                           (113,638)              (52,206)              (288,155)
NET ASSETS:
 Beginning of year                      472,123               310,998                847,930
                                    -----------            ----------            -----------
 End of year                           $358,485              $258,792               $559,775
                                    ===========            ==========            ===========

(12) Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 HARTFORD
                                DISCIPLINED             HARTFORD
                                  EQUITY                 GROWTH
                                 HLS FUND               HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(36,533)             $(14,173)
 Net realized gain (loss) on
  security transactions             122,554                22,772
 Net realized gain on
  distributions                          --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (131,272)             (125,680)
                                -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        (45,251)             (117,081)
                                -----------            ----------
UNIT TRANSACTIONS:
 Purchases                        1,002,886                58,835
 Net transfers                      243,030                76,356
 Surrenders for benefit
  payments and fees                (596,710)              (26,096)
 Other transactions                     175                    38
 Death benefits                    (210,208)                   --
 Net annuity transactions             3,656                    --
                                -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 442,829               109,133
                                -----------            ----------
 Net increase (decrease) in
  net assets                        397,578                (7,948)
NET ASSETS:
 Beginning of year               11,959,231             1,069,501
                                -----------            ----------
 End of year                    $12,356,809            $1,061,553
                                ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD                                                          HARTFORD
                                  GROWTH                 HARTFORD             HARTFORD          INTERNATIONAL
                               OPPORTUNITIES            HIGH YIELD             INDEX            OPPORTUNITIES
                                 HLS FUND                HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(464,309)              $575,439              $2,384             $(149,570)
 Net realized gain (loss) on
  security transactions             571,279                 38,223             (51,599)              111,256
 Net realized gain on
  distributions                          --                     --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year    (3,184,910)              (423,245)             67,290            (1,361,993)
                                -----------             ----------            --------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                     (3,077,940)               190,417              18,075            (1,400,307)
                                -----------             ----------            --------            ----------
UNIT TRANSACTIONS:
 Purchases                        1,920,573                996,566             188,000               517,560
 Net transfers                      128,179              1,341,978              (9,474)               99,594
 Surrenders for benefit
  payments and fees              (1,487,604)              (373,000)            (90,090)             (937,409)
 Other transactions                   3,936                      8                  --                    17
 Death benefits                    (368,019)              (123,556)            (11,997)             (163,198)
 Net annuity transactions                --                     --                  --                18,385
                                -----------             ----------            --------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 197,065              1,841,996              76,439              (465,051)
                                -----------             ----------            --------            ----------
 Net increase (decrease) in
  net assets                     (2,880,875)             2,032,413              94,514            (1,865,358)
NET ASSETS:
 Beginning of year               31,234,642              6,324,090             390,750             9,734,896
                                -----------             ----------            --------            ----------
 End of year                    $28,353,767             $8,356,503            $485,264            $7,869,538
                                ===========             ==========            ========            ==========

                                     HARTFORD
                                  SMALL/MID CAP            HARTFORD             HARTFORD
                                      EQUITY                MIDCAP            MIDCAP VALUE
                                     HLS FUND              HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(44,206)             $(19,696)             $(6,351)
 Net realized gain (loss) on
  security transactions                 35,873                39,081               16,346
 Net realized gain on
  distributions                        194,577                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (284,876)             (150,826)             (42,073)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (98,632)             (131,441)             (32,078)
                                    ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              32,731                 5,346                  687
 Net transfers                         193,622               (62,440)              54,016
 Surrenders for benefit
  payments and fees                   (145,939)             (436,136)            (152,545)
 Other transactions                        157                  (688)                  --
 Death benefits                       (129,039)              (24,324)              (3,737)
 Net annuity transactions                   --                18,285                   --
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (48,468)             (499,957)            (101,579)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets                          (147,100)             (631,398)            (133,657)
NET ASSETS:
 Beginning of year                   2,495,390             1,883,647              391,891
                                    ----------            ----------            ---------
 End of year                        $2,348,290            $1,252,249             $258,234
                                    ==========            ==========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   HARTFORD                HARTFORD
                                 MONEY MARKET           SMALL COMPANY
                                   HLS FUND                HLS FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(4,797,173)             $(96,646)
 Net realized gain (loss) on
  security transactions                      --                80,581
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --              (253,973)
                                ---------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (4,797,173)             (270,038)
                                ---------------          ------------
UNIT TRANSACTIONS:
 Purchases                            9,574,912                35,421
 Net transfers                      138,695,881               194,977
 Surrenders for benefit
  payments and fees                (151,051,990)             (846,225)
 Other transactions                      (5,352)                 (349)
 Death benefits                      (7,877,901)              (75,330)
 Net annuity transactions               (14,799)               10,143
                                ---------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (10,679,249)             (681,363)
                                ---------------          ------------
 Net increase (decrease) in
  net assets                        (15,476,422)             (951,401)
NET ASSETS:
 Beginning of year                  267,244,595             5,273,480
                                ---------------          ------------
 End of year                       $251,768,173            $4,322,079
                                ===============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              HARTFORD
                                     HARTFORD          HARTFORD            U.S. GOVERNMENT           HARTFORD
                                 SMALLCAP GROWTH         STOCK               SECURITIES               VALUE
                                     HLS FUND          HLS FUND               HLS FUND               HLS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(25,172)         $(104,070)               $59,063                $2,953
 Net realized gain (loss) on
  security transactions                  20,323           (484,761)               (98,731)               15,480
 Net realized gain on
  distributions                              --                 --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (105,779)           250,772                260,629               (61,754)
                                   ------------      -------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (110,628)          (338,059)               220,961               (43,321)
                                   ------------      -------------          -------------          ------------
UNIT TRANSACTIONS:
 Purchases                               38,781             86,704                773,617                56,160
 Net transfers                        1,262,350             32,799             (1,022,303)              (23,035)
 Surrenders for benefit
  payments and fees                     (74,756)        (2,018,812)              (355,386)              (62,456)
 Other transactions                        (126)            (1,741)                   394                    53
 Death benefits                         (15,375)          (260,450)              (153,174)               (8,814)
 Net annuity transactions                 8,257             17,405                     --                  (726)
                                   ------------      -------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   1,219,131         (2,144,095)              (756,852)              (38,818)
                                   ------------      -------------          -------------          ------------
 Net increase (decrease) in
  net assets                          1,108,503         (2,482,154)              (535,891)              (82,139)
NET ASSETS:
 Beginning of year                    1,013,954         12,723,348              9,334,829             1,422,123
                                   ------------      -------------          -------------          ------------
 End of year                         $2,122,457        $10,241,194             $8,798,938            $1,339,984
                                   ============      =============          =============          ============

                                                         AMERICAN FUNDS
                                                           BLUE CHIP
                                  AMERICAN FUNDS           INCOME AND          AMERICAN FUNDS
                                 ASSET ALLOCATION            GROWTH                 BOND
                                     HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(39,789)            $(100,773)              $390,025
 Net realized gain (loss) on
  security transactions                   82,620                16,401                 99,790
 Net realized gain on
  distributions                              995                    --                 10,315
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (140,563)              (99,020)               948,528
                                   -------------          ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (96,737)             (183,392)             1,448,658
                                   -------------          ------------          -------------
UNIT TRANSACTIONS:
 Purchases                               253,530                99,178                804,116
 Net transfers                         1,774,298               (37,520)            (1,123,524)
 Surrenders for benefit
  payments and fees                     (669,773)             (227,006)            (1,708,089)
 Other transactions                            1                    62                     22
 Death benefits                          (17,323)              (20,895)              (534,490)
 Net annuity transactions                     --                    --                 37,023
                                   -------------          ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,340,733              (186,181)            (2,524,942)
                                   -------------          ------------          -------------
 Net increase (decrease) in
  net assets                           1,243,996              (369,573)            (1,076,284)
NET ASSETS:
 Beginning of year                    12,155,873             6,150,898             33,538,046
                                   -------------          ------------          -------------
 End of year                         $13,399,869            $5,781,325            $32,461,762
                                   =============          ============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                    AMERICAN FUNDS           GLOBAL GROWTH
                                     GLOBAL BOND              AND INCOME
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $22,364                  $78,326
 Net realized gain (loss) on
  security transactions                    24,527                  284,693
 Net realized gain on
  distributions                            32,912                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              39,487               (1,320,251)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              119,290                 (957,232)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 41,358                  110,311
 Net transfers                            151,805                 (568,929)
 Surrenders for benefit
  payments and fees                      (246,013)                (527,416)
 Other transactions                          (255)                      28
 Death benefits                           (61,797)                (192,493)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (114,902)              (1,178,499)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                                4,388               (2,135,731)
NET ASSETS:
 Beginning of year                      4,696,215               14,565,144
                                     ------------            -------------
 End of year                           $4,700,603              $12,429,413
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS           GLOBAL SMALL            AMERICAN FUNDS           AMERICAN FUNDS
                                   GLOBAL GROWTH           CAPITALIZATION               GROWTH                GROWTH-INCOME
                                      HLS FUND                HLS FUND                 HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(22,162)                $(31,369)               $(888,355)               $(487,869)
 Net realized gain (loss) on
  security transactions                  110,022                  111,971                  797,104                  244,017
 Net realized gain on
  distributions                               --                   55,196                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (522,744)              (2,305,763)              (3,191,048)                (917,323)
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (434,884)              (2,169,965)              (3,282,299)              (1,161,175)
                                    ------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                56,823                  254,606                2,812,844                1,047,655
 Net transfers                           150,665                   38,407                 (398,321)                (452,215)
 Surrenders for benefit
  payments and fees                     (232,704)                (411,821)              (2,784,888)              (1,356,543)
 Other transactions                          (89)                     (96)                  (1,385)                    (225)
 Death benefits                          (44,974)                (104,661)                (537,796)                (257,375)
 Net annuity transactions                 26,646                   29,703                   77,720                   25,766
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (43,633)                (193,862)                (831,826)                (992,937)
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (478,517)              (2,363,827)              (4,114,125)              (2,154,112)
NET ASSETS:
 Beginning of year                     4,200,789               10,690,711               56,818,498               30,882,153
                                    ------------            -------------            -------------            -------------
 End of year                          $3,722,272               $8,326,884              $52,704,373              $28,728,041
                                    ============            =============            =============            =============

                                                                                        HARTFORD
                                   AMERICAN FUNDS           AMERICAN FUNDS             PORTFOLIO
                                    INTERNATIONAL              NEW WORLD              DIVERSIFIER
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (13)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $54,414                 $(43,643)                $14,460
 Net realized gain (loss) on
  security transactions                    80,816                  182,817                    (437)
 Net realized gain on
  distributions                                --                       --                  12,929
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (6,056,853)              (1,753,205)               (140,613)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (5,921,623)              (1,614,031)               (113,661)
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              2,161,638                  747,829               5,808,081
 Net transfers                          4,614,512               (1,002,395)              1,776,189
 Surrenders for benefit
  payments and fees                    (1,791,341)                (353,889)                (47,150)
 Other transactions                         1,999                      388                    (618)
 Death benefits                          (440,201)                 (96,830)                     --
 Net annuity transactions                  18,130                       --                      --
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     4,564,737                 (704,897)              7,536,502
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                           (1,356,886)              (2,318,928)              7,422,841
NET ASSETS:
 Beginning of year                     35,916,769               10,192,701                      --
                                    -------------            -------------            ------------
 End of year                          $34,559,883               $7,873,773              $7,422,841
                                    =============            =============            ============

(13) Funded as of June 22, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HUNTINGTON VA         HUNTINGTON VA
                                       INCOME               DIVIDEND
                                    EQUITY FUND           CAPTURE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $31,721              $126,496
 Net realized gain (loss) on
  security transactions                     (623)             (117,761)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            123,050               338,448
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             154,148               347,183
                                    ------------          ------------
UNIT TRANSACTIONS:
 Purchases                               127,215                66,454
 Net transfers                            25,082               464,089
 Surrenders for benefit
  payments and fees                     (345,851)             (824,992)
 Other transactions                          (35)                 (120)
 Death benefits                         (192,740)             (222,447)
 Net annuity transactions                     --                    --
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (386,329)             (517,016)
                                    ------------          ------------
 Net increase (decrease) in
  net assets                            (232,181)             (169,833)
NET ASSETS:
 Beginning of year                     2,841,022             6,813,766
                                    ------------          ------------
 End of year                          $2,608,841            $6,643,933
                                    ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        HUNTINGTON VA          HUNTINGTON VA         HUNTINGTON VA
                                  HUNTINGTON VA            MID CORP                 NEW                 ROTATING
                                   GROWTH FUND           AMERICA FUND          ECONOMY FUND           MARKETS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(33,653)             $(55,782)              $(60,337)             $(21,424)
 Net realized gain (loss) on
  security transactions                   7,575                80,605               (156,961)              (26,813)
 Net realized gain on
  distributions                              --                    --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (80,806)             (191,251)              (304,154)              118,741
                                   ------------          ------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (106,884)             (166,428)              (521,452)               70,504
                                   ------------          ------------          -------------          ------------
UNIT TRANSACTIONS:
 Purchases                               97,927                74,991                 30,700                 8,051
 Net transfers                          117,371              (176,219)              (125,318)              (20,685)
 Surrenders for benefit
  payments and fees                    (249,408)             (509,944)              (376,703)             (125,042)
 Other transactions                        (699)                 (186)                   (45)                    3
 Death benefits                        (123,061)              (67,513)               (39,863)               (1,463)
 Net annuity transactions                    --                    --                     --                    --
                                   ------------          ------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (157,870)             (678,871)              (511,229)             (139,136)
                                   ------------          ------------          -------------          ------------
 Net increase (decrease) in
  net assets                           (264,754)             (845,299)            (1,032,681)              (68,632)
NET ASSETS:
 Beginning of year                    2,648,146             4,680,851              4,179,212             1,463,766
                                   ------------          ------------          -------------          ------------
 End of year                         $2,383,392            $3,835,552             $3,146,531            $1,395,134
                                   ============          ============          =============          ============

                                   HUNTINGTON VA                               HUNTINGTON VA
                                   INTERNATIONAL         HUNTINGTON VA            MORTGAGE
                                    EQUITY FUND          MACRO 100 FUND       SECURITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(22,218)             $(12,097)              $13,835
 Net realized gain (loss) on
  security transactions                    2,835               (34,060)               19,517
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (595,499)               12,562                86,664
                                   -------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (614,882)              (33,595)              120,016
                                   -------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                               144,031               121,044                90,446
 Net transfers                            27,833                (1,928)              201,111
 Surrenders for benefit
  payments and fees                     (448,232)             (141,011)             (305,016)
 Other transactions                          (52)                  (15)                   --
 Death benefits                         (225,765)               (9,916)             (138,680)
 Net annuity transactions                     --                    --                    --
                                   -------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (502,185)              (31,826)             (152,139)
                                   -------------          ------------          ------------
 Net increase (decrease) in
  net assets                          (1,117,067)              (65,421)              (32,123)
NET ASSETS:
 Beginning of year                     5,294,304             1,372,231             3,164,414
                                   -------------          ------------          ------------
 End of year                          $4,177,237            $1,306,810            $3,132,291
                                   =============          ============          ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            LORD ABBETT
                                    HUNTINGTON VA           FUNDAMENTAL
                                      SITUS FUND            EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(99,476)                $(114)
 Net realized gain (loss) on
  security transactions                   124,392                 2,678
 Net realized gain on
  distributions                                --                25,365
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (143,908)                8,475
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (118,992)               36,404
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 66,125               716,082
 Net transfers                            (90,904)               50,477
 Surrenders for benefit
  payments and fees                      (670,160)               (1,944)
 Other transactions                           (67)                  (85)
 Death benefits                           (85,498)                   --
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (780,504)              764,530
                                     ------------            ----------
 Net increase (decrease) in
  net assets                             (899,496)              800,934
NET ASSETS:
 Beginning of year                      6,324,808                46,909
                                     ------------            ----------
 End of year                           $5,425,312              $847,843
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     LORD ABBETT
                                    LORD ABBETT              LORD ABBETT              GROWTH AND
                                 CAPITAL STRUCTURE         BOND DEBENTURE               INCOME           MFS(R) CORE
                                        FUND                    FUND                     FUND           EQUITY SERIES
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $32,546                 $549,638                $(24,074)           $(58,315)
 Net realized gain (loss) on
  security transactions                    1,943                   51,934                  42,216            (250,183)
 Net realized gain on
  distributions                               --                   96,935                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (86,859)                (335,431)               (233,567)            126,380
                                    ------------            -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (52,370)                 363,076                (215,425)           (182,118)
                                    ------------            -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               145,889                  153,883                   2,299              26,678
 Net transfers                           356,941                 (306,546)                 18,248             454,976
 Surrenders for benefit
  payments and fees                     (120,347)                (727,678)               (142,542)         (1,207,141)
 Other transactions                            1                      792                      --                 711
 Death benefits                          (17,768)                (226,326)                     --            (284,455)
 Net annuity transactions                     --                       --                      --             (84,868)
                                    ------------            -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      364,716               (1,105,875)               (121,995)         (1,094,099)
                                    ------------            -------------            ------------       -------------
 Net increase (decrease) in
  net assets                             312,346                 (742,799)               (337,420)         (1,276,217)
NET ASSETS:
 Beginning of year                     2,149,836               14,179,268               3,003,789           7,183,207
                                    ------------            -------------            ------------       -------------
 End of year                          $2,462,182              $13,436,469              $2,666,369          $5,906,990
                                    ============            =============            ============       =============


                                    MFS(R) GROWTH       MFS(R) GLOBAL        MFS(R) HIGH
                                       SERIES           EQUITY SERIES       INCOME SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(316,942)           $(71,227)          $5,318,926
 Net realized gain (loss) on
  security transactions                   526,888             204,301            1,789,105
 Net realized gain on
  distributions                                --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (620,338)           (566,898)          (5,309,560)
                                    -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (410,392)           (433,824)           1,798,471
                                    -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                139,844              38,885              291,063
 Net transfers                          1,907,036             919,506               98,458
 Surrenders for benefit
  payments and fees                    (3,117,796)         (1,439,601)         (13,480,764)
 Other transactions                        (3,329)             (2,963)                (526)
 Death benefits                          (274,788)           (184,590)          (1,163,732)
 Net annuity transactions                  26,835                (730)              16,739
                                    -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,322,198)           (669,493)         (14,238,762)
                                    -------------       -------------       --------------
 Net increase (decrease) in
  net assets                           (1,732,590)         (1,103,317)         (12,440,291)
NET ASSETS:
 Beginning of year                     20,809,080           7,529,613           83,392,896
                                    -------------       -------------       --------------
 End of year                          $19,076,490          $6,426,296          $70,952,605
                                    =============       =============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS(R) INVESTORS
                                      GROWTH           MFS(R) INVESTORS
                                   STOCK SERIES          TRUST SERIES
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(153,885)          $(1,036,028)
 Net realized gain (loss) on
  security transactions                  81,479             1,120,160
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (24,719)           (4,031,044)
                                    -----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (97,125)           (3,946,912)
                                    -----------          ------------
UNIT TRANSACTIONS:
 Purchases                               27,561               634,316
 Net transfers                           74,027            (3,174,143)
 Surrenders for benefit
  payments and fees                  (2,067,698)          (15,408,386)
 Other transactions                        (681)                  807
 Death benefits                        (303,317)           (2,110,791)
 Net annuity transactions                28,000                 8,137
                                    -----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (2,242,108)          (20,050,060)
                                    -----------          ------------
 Net increase (decrease) in
  net assets                         (2,339,233)          (23,996,972)
NET ASSETS:
 Beginning of year                   13,639,006           130,100,977
                                    -----------          ------------
 End of year                        $11,299,773          $106,104,005
                                    ===========          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MFS(R) MID CAP          MFS(R) NEW       MFS(R) TOTAL       MFS(R) VALUE
                                  GROWTH SERIES        DISCOVERY SERIES    RETURN SERIES         SERIES
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(463,439)          $(1,430,579)        $3,073,081         $(291,904)
 Net realized gain (loss) on
  security transactions                 380,325             3,034,372         (4,127,993)          (61,366)
 Net realized gain on
  distributions                              --             9,054,836                 --           356,636
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (1,742,699)          (18,563,194)         1,110,548        (1,639,593)
                                   ------------          ------------      -------------      ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (1,825,813)           (7,904,565)            55,636        (1,636,227)
                                   ------------          ------------      -------------      ------------
UNIT TRANSACTIONS:
 Purchases                              138,174               312,553          2,313,175         1,636,417
 Net transfers                       (2,199,212)           (2,799,491)         3,554,526         2,479,869
 Surrenders for benefit
  payments and fees                  (4,176,286)          (10,625,916)       (49,396,840)      (10,673,234)
 Other transactions                        (733)               (6,863)             5,449            (1,595)
 Death benefits                        (469,606)           (1,497,120)        (6,368,361)       (1,062,493)
 Net annuity transactions                   206                47,623            (81,106)            1,419
                                   ------------          ------------      -------------      ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (6,707,457)          (14,569,214)       (49,973,157)       (7,619,617)
                                   ------------          ------------      -------------      ------------
 Net increase (decrease) in
  net assets                         (8,533,270)          (22,473,779)       (49,917,521)       (9,255,844)
NET ASSETS:
 Beginning of year                   29,071,223            90,447,643        395,780,837        95,533,071
                                   ------------          ------------      -------------      ------------
 End of year                        $20,537,953           $67,973,864       $345,863,316       $86,277,227
                                   ============          ============      =============      ============

                                 MFS(R) RESEARCH       MFS(R) RESEARCH        MFS(R) RESEARCH
                                   BOND SERIES       INTERNATIONAL SERIES         SERIES
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $780,876               $46,064               $(49,790)
 Net realized gain (loss) on
  security transactions                435,886              (181,826)               173,681
 Net realized gain on
  distributions                        965,824                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        1,749,653            (2,641,415)              (222,200)
                                   -----------           -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                         3,932,239            (2,777,177)               (98,309)
                                   -----------           -----------            -----------
UNIT TRANSACTIONS:
 Purchases                           2,575,667               102,726                 38,882
 Net transfers                      11,082,290             1,173,778                412,635
 Surrenders for benefit
  payments and fees                (10,114,482)           (2,246,084)              (985,833)
 Other transactions                       (222)                 (370)                  (110)
 Death benefits                     (1,035,686)             (296,352)               (30,992)
 Net annuity transactions               (2,946)                 (526)                    --
                                   -----------           -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  2,504,621            (1,266,828)              (565,418)
                                   -----------           -----------            -----------
 Net increase (decrease) in
  net assets                         6,436,860            (4,044,005)              (663,727)
NET ASSETS:
 Beginning of year                  79,300,456            24,340,466              5,453,876
                                   -----------           -----------            -----------
 End of year                       $85,737,316           $20,296,461             $4,790,149
                                   ===========           ===========            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                 BLACKROCK                 BLACKROCK
                                                  GLOBAL                    GLOBAL
                                           ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND
                                             SUB-ACCOUNT (14)             SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                         $378                     $(363)
 Net realized gain (loss) on security
  transactions                                          --                     1,568
 Net realized gain on distributions                    363                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            (601)                   (4,662)
                                                 ---------                 ---------
 Net increase (decrease) in net assets
  resulting from operations                            140                    (3,457)
                                                 ---------                 ---------
UNIT TRANSACTIONS:
 Purchases                                           8,556                        --
 Net transfers                                       9,679                       569
 Surrenders for benefit payments and
  fees                                                  --                    (7,696)
 Other transactions                                     --                        --
 Death benefits                                         --                        --
 Net annuity transactions                               --                        --
                                                 ---------                 ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                  18,235                    (7,127)
                                                 ---------                 ---------
 Net increase (decrease) in net assets              18,375                   (10,584)
NET ASSETS:
 Beginning of year                                      --                    29,387
                                                 ---------                 ---------
 End of year                                       $18,375                   $18,803
                                                 =========                 =========

(14) Funded as of August 5, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                             INVESCO
                                     BLACKROCK               BLACKROCK               UIF MID CAP         VAN KAMPEN V.I.
                                     LARGE CAP                 EQUITY                   GROWTH               MID CAP
                                  GROWTH V.I. FUND       DIVIDEND V.I. FUND           PORTFOLIO            VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (33)           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,271)                   $537                  $(40,902)             $(8,977)
 Net realized gain (loss) on
  security transactions                  15,192                     636                    54,264               39,110
 Net realized gain on
  distributions                             983                     683                     1,214                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (7,535)                  2,410                  (334,617)             (44,625)
                                     ----------              ----------              ------------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations                              3,369                   4,266                  (320,041)             (14,492)
                                     ----------              ----------              ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                   --                 114,734                    17,754                2,118
 Net transfers                           (4,703)                 10,163                   469,988             (148,946)
 Surrenders for benefit
  payments and fees                     (31,081)                (14,144)                 (220,344)             (29,919)
 Other transactions                          --                      (2)                      (42)                   5
 Death benefits                              --                      --                   (23,606)              (4,781)
 Net annuity transactions                    --                      --                    28,174                   --
                                     ----------              ----------              ------------          -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (35,784)                110,751                   271,924             (181,523)
                                     ----------              ----------              ------------          -----------
 Net increase (decrease) in net
  assets                                (32,415)                115,017                   (48,117)            (196,015)
NET ASSETS:
 Beginning of year                      450,737                      --                 2,711,084              939,652
                                     ----------              ----------              ------------          -----------
 End of year                           $418,322                $115,017                $2,662,967             $743,637
                                     ==========              ==========              ============          ===========

                                                         MORGAN STANLEY      MORGAN STANLEY --
                                  MORGAN STANLEY --        MULTI CAP              MID CAP
                                     FOCUS GROWTH            GROWTH                GROWTH
                                      PORTFOLIO            PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT (16)     SUB-ACCOUNT (17)        SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(50)              $(3,831)              $(1,985)
 Net realized gain (loss) on
  security transactions                   1,366                 7,930                   174
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (937)              (21,896)              (28,496)
                                       --------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                                379               (17,797)              (30,307)
                                       --------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                   216                   432
 Net transfers                               --                (9,305)              163,528
 Surrenders for benefit
  payments and fees                          --               (25,723)               (9,114)
 Other transactions                         (55)                   --                   (22)
 Death benefits                          (6,839)               (6,863)               (3,629)
 Net annuity transactions                    --                    --                    --
                                       --------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (6,894)              (41,675)              151,195
                                       --------            ----------            ----------
 Net increase (decrease) in net
  assets                                 (6,515)              (59,472)              120,888
NET ASSETS:
 Beginning of year                        6,515               221,757                23,302
                                       --------            ----------            ----------
 End of year                               $ --              $162,285              $144,190
                                       ========            ==========            ==========

(16) Not Funded as of December 31, 2011.

(17) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

(33) Funded as of August 3, 2011. Formerly BlackRock Utilities and Telecommunications V.I. Fund. Change effective October 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            MTB MANAGED
                                  MORGAN STANLEY --         ALLOCATION
                                   FLEXIBLE INCOME       FUND -- MODERATE
                                      PORTFOLIO              GROWTH II
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,007                    $80
 Net realized gain (loss) on
  security transactions                      57                     24
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (635)                (1,230)
                                      ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,429                 (1,126)
                                      ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                   --                     --
 Net transfers                           31,614                     --
 Surrenders for benefit
  payments and fees                        (370)                    --
 Other transactions                          --                     --
 Death benefits                              --                     --
 Net annuity transactions                    --                     --
                                      ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      31,244                     --
                                      ---------              ---------
 Net increase (decrease) in
  net assets                             32,673                 (1,126)
NET ASSETS:
 Beginning of year                       43,883                 16,865
                                      ---------              ---------
 End of year                            $76,556                $15,739
                                      =========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            COLUMBIA VARIABLE                                 COLUMBIA VARIABLE
                                      BLACKROCK               PORTFOLIO --           COLUMBIA VARIABLE          PORTFOLIO --
                                       CAPITAL            MARSICO INTERNATIONAL        PORTFOLIO --            MARSICO FOCUSED
                                APPRECIATION V.I. FUND     OPPORTUNITIES FUND        HIGH INCOME FUND           EQUITIES FUND
                                   SUB-ACCOUNT (15)         SUB-ACCOUNT (18)         SUB-ACCOUNT (19)         SUB-ACCOUNT (20)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $173                  $(152,815)                $619,045                $(161,130)
 Net realized gain (loss) on
  security transactions                      391                    488,710                   44,629                  575,073
 Net realized gain on
  distributions                            2,504                         --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (3,757)                (2,551,406)                (157,468)                (850,516)
                                      ----------              -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                (689)                (2,215,511)                 506,206                 (436,573)
                                      ----------              -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               108,360                     13,265                    3,452                    5,730
 Net transfers                            13,617                   (297,608)                  99,881                 (369,689)
 Surrenders for benefit
  payments and fees                      (12,944)                (2,317,629)              (1,771,681)              (1,784,087)
 Other transactions                           (9)                        20                      (37)                     308
 Death benefits                               --                   (106,449)                (189,474)                (210,224)
 Net annuity transactions                     --                         --                       --                    8,000
                                      ----------              -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      109,024                 (2,708,401)              (1,857,859)              (2,349,962)
                                      ----------              -------------            -------------            -------------
 Net increase (decrease) in
  net assets                             108,335                 (4,923,912)              (1,351,653)              (2,786,535)
NET ASSETS:
 Beginning of year                            --                 14,070,397               12,341,363               11,249,183
                                      ----------              -------------            -------------            -------------
 End of year                            $108,335                 $9,146,485              $10,989,710               $8,462,648
                                      ==========              =============            =============            =============

                                 COLUMBIA VARIABLE        COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                    PORTFOLIO --            PORTFOLIO --             PORTFOLIO --
                                  ASSET ALLOCATION             MARSICO               MARSICO 21ST
                                        FUND                 GROWTH FUND             CENTURY FUND
                                  SUB-ACCOUNT (21)        SUB-ACCOUNT (22)         SUB-ACCOUNT (23)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $20,151                $(155,758)                $(57,752)
 Net realized gain (loss) on
  security transactions                  (72,149)                 842,220                  271,119
 Net realized gain on
  distributions                               --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (50,614)              (1,063,044)                (599,690)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (102,612)                (376,582)                (386,323)
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                    --                   11,623                      600
 Net transfers                           498,490                 (371,405)                (134,171)
 Surrenders for benefit
  payments and fees                     (294,764)              (1,407,706)                (524,520)
 Other transactions                           (9)                     (15)                     (16)
 Death benefits                           (9,475)                (121,503)                 (66,722)
 Net annuity transactions                     --                       --                       --
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      194,242               (1,889,006)                (724,829)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                              91,630               (2,265,588)              (1,111,152)
NET ASSETS:
 Beginning of year                     4,207,927                9,759,600                3,298,915
                                    ------------            -------------            -------------
 End of year                          $4,299,557               $7,494,012               $2,187,763
                                    ============            =============            =============

(15) Funded as of August 3, 2011.

(18) Formerly Columbia Marsico International Opportunities VS Fund. Change effective May 2, 2011.

(19) Formerly Columbia High Yield VS Fund. Change effective May 2, 2011.

(20) Formerly Columbia Marsico Focused Equities VS Fund. Change effective May 2, 2011.

(21) Formerly Columbia Asset Allocation Fund VS. Change effective May 2, 2011.

(22) Formerly Columbia Marsico Growth VS Fund. Change effective May 2, 2011.

(23) Formerly Columbia Marsico 21st Century VS Fund. Change effective May 2,
     2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                     PORTFOLIO --             PORTFOLIO --
                                        MID CAP            DIVERSIFIED EQUITY
                                      GROWTH FUND              INCOME FUND
                                   SUB-ACCOUNT (24)        SUB-ACCOUNT (3)(25)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(271,966)                 $(9,050)
 Net realized gain (loss) on
  security transactions                    960,343               (4,810,974)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,423,284)               3,759,822
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (734,907)              (1,060,202)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  13,513                   10,699
 Net transfers                          (1,078,972)                 (46,187)
 Surrenders for benefit
  payments and fees                     (2,117,707)              (1,952,667)
 Other transactions                            399                      225
 Death benefits                            (76,591)                (281,110)
 Net annuity transactions                       --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,259,358)              (2,269,040)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (3,994,265)              (3,329,242)
NET ASSETS:
 Beginning of year                      14,564,931               13,575,744
                                     -------------            -------------
 End of year                           $10,570,666              $10,246,502
                                     =============            =============

(3)  Funded as of April 29, 2011.

(24) Formerly Columbia Marsico Midcap Growth VS Fund. Change effective May 2, 2011.

(25) Effective April 29, 2011 Columbia Large Cap Value VS Fund merged with Columbia Variable Portfolio -- Diversified Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER                                                             OPPENHEIMER
                                      CAPITAL               OPPENHEIMER             OPPENHEIMER             MAIN STREET
                                   APPRECIATION          GLOBAL SECURITIES          MAIN STREET           SMALL- & MID-CAP
                                      FUND/VA                 FUND/VA                FUND(R)/VA               FUND/VA
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (26)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(6,610)                $(43,327)               $(11,067)               $(74,519)
 Net realized gain (loss) on
  security transactions                   7,954                  247,204                  13,151                 410,263
 Net realized gain on
  distributions                              --                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (18,165)                (952,224)                (36,055)               (500,262)
                                    -----------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (16,821)                (748,347)                (33,971)               (164,518)
                                    -----------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                4,233                   59,161                  23,600                  28,877
 Net transfers                          (63,095)                (237,943)                (43,617)               (281,431)
 Surrenders for benefit
  payments and fees                     (32,507)                (400,260)                (69,211)               (294,560)
 Other transactions                           3                   (1,046)                    (18)                      8
 Death benefits                              --                   (3,640)                 (9,705)                (62,004)
 Net annuity transactions                    --                       --                      --                      --
                                    -----------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (91,366)                (583,728)                (98,951)               (609,110)
                                    -----------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets                           (108,187)              (1,332,075)               (132,922)               (773,628)
NET ASSETS:
 Beginning of year                      540,945                7,996,757               1,153,987               6,773,021
                                    -----------            -------------            ------------            ------------
 End of year                           $432,758               $6,664,682              $1,021,065              $5,999,393
                                    ===========            =============            ============            ============


                                   OPPENHEIMER         PUTNAM VT              PUTNAM VT
                                      VALUE           DIVERSIFIED            GLOBAL ASSET
                                     FUND/VA          INCOME FUND          ALLOCATION FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,264)         $1,801,880               $15,244
 Net realized gain (loss) on
  security transactions                    513            (111,209)                  953
 Net realized gain on
  distributions                             --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (11,056)         (2,797,776)              (32,212)
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (11,807)         (1,107,105)              (16,015)
                                    ----------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              14,850             791,935                33,983
 Net transfers                          11,933             (26,032)               69,290
 Surrenders for benefit
  payments and fees                    (12,082)         (1,036,259)              (11,900)
 Other transactions                         --                 391                    --
 Death benefits                             --            (237,203)                   --
 Net annuity transactions                   --                  --                    --
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     14,701            (507,168)               91,373
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets                             2,894          (1,614,273)               75,358
NET ASSETS:
 Beginning of year                     187,255          21,958,810               627,010
                                    ----------       -------------            ----------
 End of year                          $190,149         $20,344,537              $702,368
                                    ==========       =============            ==========

(26) Formerly Oppenheimer Main Street Small Cap Fund(R)/VA. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     PUTNAM VT             PUTNAM VT
                                   INTERNATIONAL         INTERNATIONAL
                                     VALUE FUND           EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(246)               $3,374
 Net realized gain (loss) on
  security transactions                    (419)                   56
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (35,479)              (69,649)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (36,144)              (66,219)
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               89,372                32,263
 Net transfers                           99,000                40,403
 Surrenders for benefit
  payments and fees                      (5,581)              (13,104)
 Other transactions                         394                    --
 Death benefits                              --                    --
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     183,185                59,562
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            147,041                (6,657)
NET ASSETS:
 Beginning of year                       80,957               301,731
                                     ----------            ----------
 End of year                           $227,998              $295,074
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   JPMORGAN
                                                        PUTNAM VT                               INSURANCE TRUST
                                   PUTNAM VT            SMALL CAP            PUTNAM VT             CORE BOND
                                 INVESTORS FUND         VALUE FUND          VOYAGER FUND        PORTFOLIO -- 1
                                SUB-ACCOUNT (27)       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(131)             $(19,931)              $(529)            $3,693,211
 Net realized gain (loss) on
  security transactions                    --                 7,776                  56                671,164
 Net realized gain on
  distributions                            --                    --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,082               (11,163)            (11,612)               824,078
                                   ----------          ------------          ----------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,951               (23,318)            (12,085)             5,188,453
                                   ----------          ------------          ----------          -------------
UNIT TRANSACTIONS:
 Purchases                                 --                61,382             193,958                253,352
 Net transfers                        386,396             1,898,484             497,642              1,698,343
 Surrenders for benefit
  payments and fees                        --               (19,235)               (229)            (7,693,247)
 Other transactions                        --                    --                   1                    (99)
 Death benefits                            --                (4,645)                 --             (2,029,776)
 Net annuity transactions                  --                    --                  --                     --
                                   ----------          ------------          ----------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   386,396             1,935,986             691,372             (7,771,427)
                                   ----------          ------------          ----------          -------------
 Net increase (decrease) in
  net assets                          391,347             1,912,668             679,287             (2,582,974)
NET ASSETS:
 Beginning of year                         --               310,558              11,236             90,515,342
                                   ----------          ------------          ----------          -------------
 End of year                         $391,347            $2,223,226            $690,523            $87,932,368
                                   ==========          ============          ==========          =============

                                     JPMORGAN               JPMORGAN               JPMORGAN
                                  INSURANCE TRUST        INSURANCE TRUST        INSURANCE TRUST
                                    U.S. EQUITY         INTREPID MID CAP         EQUITY INDEX
                                  PORTFOLIO -- 1         PORTFOLIO -- 1         PORTFOLIO -- 1
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(35,177)              $(72,542)               $57,309
 Net realized gain (loss) on
  security transactions                     (266)               (21,890)              (260,654)
 Net realized gain on
  distributions                               --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (236,733)               (94,563)               401,797
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (272,176)              (188,995)               198,452
                                   -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                43,298                 52,356                149,110
 Net transfers                          (261,583)              (178,109)            (1,654,491)
 Surrenders for benefit
  payments and fees                     (634,580)              (636,349)            (2,566,438)
 Other transactions                           17                     (5)                    29
 Death benefits                         (106,154)              (124,693)              (522,159)
 Net annuity transactions                     --                     --                     --
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (959,002)              (886,800)            (4,593,949)
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets                          (1,231,178)            (1,075,795)            (4,395,497)
NET ASSETS:
 Beginning of year                     9,668,261             10,115,535             39,745,472
                                   -------------          -------------          -------------
 End of year                          $8,437,083             $9,039,740            $35,349,975
                                   =============          =============          =============

(27) Funded as of December 12, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      JPMORGAN              JPMORGAN
                                  INSURANCE TRUST        INSURANCE TRUST
                                  INTREPID GROWTH        MID CAP GROWTH
                                   PORTFOLIO -- 1        PORTFOLIO -- 1
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(20,081)             $(181,790)
 Net realized gain (loss) on
  security transactions                   44,327               (221,521)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              7,547               (453,008)
                                    ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              31,793               (856,319)
                                    ------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 2,142                 40,062
 Net transfers                          (117,636)                55,747
 Surrenders for benefit
  payments and fees                     (195,330)              (931,814)
 Other transactions                          129                   (128)
 Death benefits                          (24,718)              (144,183)
 Net annuity transactions                     --                     --
                                    ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (335,413)              (980,316)
                                    ------------          -------------
 Net increase (decrease) in
  net assets                            (303,620)            (1,836,635)
NET ASSETS:
 Beginning of year                     3,936,629             11,817,527
                                    ------------          -------------
 End of year                          $3,633,009             $9,980,892
                                    ============          =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     JPMORGAN
                                  INSURANCE TRUST         PUTNAM VT             PIMCO               PIMCO
                                   MID CAP VALUE            EQUITY            ALL ASSET        EQS PATHFINDER
                                  PORTFOLIO -- 1         INCOME FUND          PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT (28)    SUB-ACCOUNT (29)   SUB-ACCOUNT (15)
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(23,810)              $(166)             $4,492               $(64)
 Net realized gain (loss) on
  security transactions                 (262,675)                  1                  (2)               284
 Net realized gain on
  distributions                               --                  --                  --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            338,562               9,294              (5,055)               (90)
                                   -------------          ----------          ----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              52,077               9,129                (565)               130
                                   -------------          ----------          ----------          ---------
UNIT TRANSACTIONS:
 Purchases                                50,387                  --             110,717             95,612
 Net transfers                          (559,470)            417,501               3,540             11,776
 Surrenders for benefit
  payments and fees                     (795,266)                 --                  --            (11,381)
 Other transactions                          129                  --                  --                 (3)
 Death benefits                          (67,156)                 --                  --                 --
 Net annuity transactions                     --                  --                  --                 --
                                   -------------          ----------          ----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (1,371,376)            417,501             114,257             96,004
                                   -------------          ----------          ----------          ---------
 Net increase (decrease) in
  net assets                          (1,319,299)            426,630             113,692             96,134
NET ASSETS:
 Beginning of year                     8,545,963                  --                  --                 --
                                   -------------          ----------          ----------          ---------
 End of year                          $7,226,664            $426,630            $113,692            $96,134
                                   =============          ==========          ==========          =========


                                 JENNISON 20/20                            PRUDENTIAL
                                     FOCUS              JENNISON              VALUE
                                   PORTFOLIO            PORTFOLIO           PORTFOLIO
                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(2,763)             $(4,396)             $(939)
 Net realized gain (loss) on
  security transactions                 4,192               (4,352)              (466)
 Net realized gain on
  distributions                            --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (9,572)               7,250             (4,292)
                                   ----------          -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (8,143)              (1,498)            (5,697)
                                   ----------          -----------          ---------
UNIT TRANSACTIONS:
 Purchases                                 --                   --                 --
 Net transfers                             --               (9,028)                 8
 Surrenders for benefit
  payments and fees                   (25,598)            (126,511)            (7,995)
 Other transactions                        (1)                  --                  1
 Death benefits                            --                   --                 --
 Net annuity transactions                  --               37,659                 --
                                   ----------          -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (25,599)             (97,880)            (7,986)
                                   ----------          -----------          ---------
 Net increase (decrease) in
  net assets                          (33,742)             (99,378)           (13,683)
NET ASSETS:
 Beginning of year                    183,943              295,574             89,904
                                   ----------          -----------          ---------
 End of year                         $150,201             $196,196            $76,221
                                   ==========          ===========          =========

(15) Funded as of August 3, 2011.

(28) Funded as of June 21, 2011.

(29) Funded as of August 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    PRUDENTIAL          LEGG MASON
                                      SERIES            CLEARBRIDGE
                                  INTERNATIONAL       VARIABLE EQUITY
                                      GROWTH          INCOME BUILDER
                                    PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(71)              $1,055
 Net realized gain (loss) on
  security transactions                  (802)             (12,202)
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (195)              14,787
                                     --------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,068)               3,640
                                     --------            ---------
UNIT TRANSACTIONS:
 Purchases                                 --                   --
 Net transfers                             --                2,685
 Surrenders for benefit
  payments and fees                    (1,753)              (9,346)
 Other transactions                        23                   --
 Death benefits                            --              (21,170)
 Net annuity transactions                  --                   --
                                     --------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,730)             (27,831)
                                     --------            ---------
 Net increase (decrease) in
  net assets                           (2,798)             (24,191)
NET ASSETS:
 Beginning of year                      6,456               83,764
                                     --------            ---------
 End of year                           $3,658              $59,573
                                     ========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LEGG MASON            LEGG MASON
                               CLEARBRIDGE VARIABLE      WESTERN ASSET          LEGG MASON              INVESCO
                                    FUNDAMENTAL         VARIABLE GLOBAL    CLEARBRIDGE VARIABLE     VAN KAMPEN V.I.
                                   ALL CAP VALUE        HIGH YIELD BOND      LARGE CAP VALUE           GROWTH AND
                                     PORTFOLIO             PORTFOLIO            PORTFOLIO             INCOME FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,259)              $3,746                $2,404                 $(6,608)
 Net realized gain (loss) on
  security transactions                 (37,104)              (1,271)               (1,080)                 15,484
 Net realized gain on
  distributions                              --                   --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (13,339)              (2,649)                9,456                 (59,164)
                                    -----------            ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (51,702)                (174)               10,780                 (50,288)
                                    -----------            ---------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                   --                    --                   8,513
 Net transfers                          (26,994)              (1,369)               (2,505)                (49,449)
 Surrenders for benefit
  payments and fees                    (163,253)              (4,230)              (17,218)                (79,466)
 Other transactions                          (1)                  --                    (1)                     44
 Death benefits                         (17,612)             (18,787)              (14,323)                (10,379)
 Net annuity transactions                    --                   --                    --                      --
                                    -----------            ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (207,860)             (24,386)              (34,047)               (130,737)
                                    -----------            ---------            ----------            ------------
 Net increase (decrease) in
  net assets                           (259,562)             (24,560)              (23,267)               (181,025)
NET ASSETS:
 Beginning of year                      972,469               82,118               324,250               1,685,931
                                    -----------            ---------            ----------            ------------
 End of year                           $712,907              $57,558              $300,983              $1,504,906
                                    ===========            =========            ==========            ============


                                                             INVESCO              WELLS FARGO
                                     INVESCO             VAN KAMPEN V.I.         ADVANTAGE VT
                                 VAN KAMPEN V.I.             CAPITAL              INDEX ASSET
                                  COMSTOCK FUND            GROWTH FUND          ALLOCATION FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (3)(30)        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,344)               $(231,250)                $159
 Net realized gain (loss) on
  security transactions                 (2,723)               2,758,855                    7
 Net realized gain on
  distributions                             --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,235)              (3,513,655)                 382
                                    ----------            -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (15,302)                (986,050)                 548
                                    ----------            -------------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                  131,693                   --
 Net transfers                            (228)               1,277,250                   --
 Surrenders for benefit
  payments and fees                     (9,625)              (3,014,363)                  --
 Other transactions                         --                     (670)                  --
 Death benefits                             --                 (264,583)                  --
 Net annuity transactions                   --                    8,430                   --
                                    ----------            -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (9,853)              (1,862,243)                  --
                                    ----------            -------------            ---------
 Net increase (decrease) in
  net assets                           (25,155)              (2,848,293)                 548
NET ASSETS:
 Beginning of year                     391,939               13,952,802               12,090
                                    ----------            -------------            ---------
 End of year                          $366,784              $11,104,509              $12,638
                                    ==========            =============            =========

(3)  Funded as of April 29, 2011.

(30) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT
                                   TOTAL RETURN           INTRINSIC
                                     BOND FUND           VALUE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $137                $(310)
 Net realized gain (loss) on
  security transactions                     --                  441
 Net realized gain on
  distributions                            417                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              139               (1,042)
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               693                 (911)
                                     ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                   --
 Net transfers                              --                 (160)
 Surrenders for benefit
  payments and fees                         --               (1,842)
 Other transactions                          1                   --
 Death benefits                             --                   --
 Net annuity transactions                   --                   --
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          1               (2,002)
                                     ---------            ---------
 Net increase (decrease) in
  net assets                               694               (2,913)
NET ASSETS:
 Beginning of year                      10,108               28,778
                                     ---------            ---------
 End of year                           $10,802              $25,865
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT          WELLS FARGO
                                   INTERNATIONAL             SMALL CAP           ADVANTAGE VT
                                    EQUITY FUND             GROWTH FUND         DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(21,084)               $(31,207)              $(54)
 Net realized gain (loss) on
  security transactions                   18,721                  63,732                 12
 Net realized gain on
  distributions                           78,127                      --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (330,942)               (133,543)               (10)
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            (255,178)               (101,018)               (52)
                                    ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                 2,026                   3,167                600
 Net transfers                            75,904                 122,187                 --
 Surrenders for benefit
  payments and fees                     (177,279)               (190,186)               (18)
 Other transactions                          (13)                     (1)                --
 Death benefits                           (5,889)                (18,861)                --
 Net annuity transactions                     --                    (456)                --
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (105,251)                (84,150)               582
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets                            (360,429)               (185,168)               530
NET ASSETS:
 Beginning of year                     1,896,864               1,871,368              3,469
                                    ------------            ------------            -------
 End of year                          $1,536,435              $1,686,200             $3,999
                                    ============            ============            =======

                                     WELLS FARGO
                                    ADVANTAGE VT              WELLS FARGO
                                      SMALL CAP              ADVANTAGE VT
                                     VALUE FUND            OPPORTUNITY FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (31)(32)
-----------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(135,882)                $(44,831)
 Net realized gain (loss) on
  security transactions                   461,016               (1,091,645)
 Net realized gain on
  distributions                                --                2,355,869
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,646,698)              (1,891,248)
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,321,564)                (671,855)
                                    -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 73,865                  300,610
 Net transfers                           (347,149)                 (27,039)
 Surrenders for benefit
  payments and fees                    (1,658,559)                (563,174)
 Other transactions                           337                     (101)
 Death benefits                          (265,428)                (122,337)
 Net annuity transactions                    (381)                      --
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,197,315)                (412,041)
                                    -------------            -------------
 Net increase (decrease) in
  net assets                           (3,518,879)              (1,083,896)
NET ASSETS:
 Beginning of year                     17,086,708               10,242,225
                                    -------------            -------------
 End of year                          $13,567,829               $9,158,329
                                    =============            =============

(31) Funded as of January 21, 2011.

(32) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century VP Value Fund, American Century VP Growth Fund, AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid-Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco Van Kampen V.I. Value Opportunities Fund (formerly Invesco V.I. Basic Value Fund), Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund (formerly Invesco V.I. Dividend Growth Fund), American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Sterling Capital Strategic Allocation Equity VIF, Sterling Capital Select Equity VIF, Sterling Capital Special Opportunities VIF, Sterling Capital Total Return Bond VIF, Columbia Variable Portfolio -- Small Company Growth Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund(R) Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Bond Securities Fund, Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Hartford Portfolio Diversifier HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund (merged with Huntington VA New Economy Fund), Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund (formerly Lord Abbett Capital Structure
    Fund), Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS(R) Core Equity Series, MFS(R) Growth Series, MFS(R) Global Equity Series, MFS(R) High Income Series, MFS(R) Investors Growth Stock Series, MFS(R) Investors Trust Series, MFS(R) Mid Cap Growth Series, MFS(R) New Discovery Series, MFS(R) Total Return Series, MFS(R) Value Series, MFS(R) Research Bond Series, MFS(R) Research International Series, MFS(R) Research Series, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. American

-------------------------------------------------------------------------------

    Value Fund (formerly Invesco Van Kampen V.I. Mid Cap Value Fund), Morgan Stanley -- Focus Growth Portfolio, Morgan Stanley Multi Cap Growth Portfolio, Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, Wilmington Managed Allocation Fund -- Moderate Growth II++ (formerly MTB Managed Allocation Fund -- Moderate Growth II), BlackRock Capital Appreciation V.I. Fund, Columbia Variable Portfolio -- Marsico International Opportunities Fund, Columbia Variable Portfolio -- High Income Fund, Columbia Variable Portfolio -- Marsico Focused Equities Fund, Columbia Variable Portfolio - - Asset Allocation Fund, Columbia Variable Portfolio -- Marsico Growth Fund, Columbia Variable Portfolio -- Marsico 21st Century Fund, Columbia Variable Portfolio -- Mid Cap Growth Fund, Columbia Variable Portfolio -- Dividend Opportunity Fund (formerly Columbia Variable Portfolio Diversified Equity Income Fund), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund(R)/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund*, Putnam VT Small Cap Value Fund, Putnam VT Voyager Fund, JPMorgan Insurance Trust Core Bond Portfolio -- 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- 1, JPMorgan Insurance Trust Equity Index Portfolio -- 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- 1, Putnam VT Equity Income Fund, PIMCO All Asset Portfolio, PIMCO EqS Pathfinder Portfolio, PIMCO Global Multi-Asset Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth Portfolio, Legg Mason ClearBridge Variable Equity Income Builder Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio, Western Asset Variable Global High Yield Bond Portfolio (formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio), Legg Mason ClearBridge Variable Large Cap Value Portfolio, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. American Franchise Fund (merged with Invesco V.I. Capital Appreciation Fund) (formerly Invesco Van Kampen V.I. Capital Growth Fund), Invesco Van Kampen V.I. Mid Cap Growth Fund (merged with Invesco V.I. Capital Development Fund), Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

* This fund was not funded as of December 31, 2012, and as a result, it is not presented in the statements of assets and liabilities.
++ During 2012, the following Sub-Account was liquidated: Wilmington Managed Allocation Fund --Moderate Growth II

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2012 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2012, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2012. The 2007 through 2012 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Accounts average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services.

-------------------------------------------------------------------------------

       These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

       f) DISTRIBUTION CHARGE -- A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century VP Value Fund                        $2,096,482        $216,908
American Century VP Growth Fund*                          34,103             296
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                             1,111,719       2,017,705
AllianceBernstein VPS International Value
 Portfolio                                               931,122       1,129,990
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio                                               298,848         251,517
AllianceBernstein VPS Value Portfolio                     84,395         171,604
AllianceBernstein VPS International Growth
 Portfolio                                               151,070         261,795
Invesco Van Kampen V.I. Value Opportunities
 Fund*                                                 2,651,001       8,306,612
Invesco V.I. Core Equity Fund                          5,382,935      21,145,306
Invesco V.I. Government Securities Fund               53,239,418      78,025,947
Invesco V.I. High Yield Fund                             522,584         435,976
Invesco V.I. International Growth Fund                 5,270,658      14,817,753
Invesco V.I. Mid Cap Core Equity Fund                  5,107,159      18,237,725
Invesco V.I. Small Cap Equity Fund                     3,621,711      14,135,677
Invesco V.I. Balanced Risk Allocation Fund             5,967,357       1,113,668
Invesco V.I. Diversified Dividend Fund*                      108             439
American Century VP Mid Cap Value Fund                    44,456           1,505
American Funds Global Bond Fund                       11,779,901      27,156,724
American Funds Global Growth and Income Fund           6,980,791      25,872,260
American Funds Asset Allocation Fund                  17,573,676      69,568,293
American Funds Blue Chip Income and Growth Fund       10,739,665      32,642,039
American Funds Bond Fund                              31,679,404      70,570,250
American Funds Global Growth Fund                      4,643,317      19,485,333
American Funds Growth Fund                            21,162,024     171,110,929
American Funds Growth-Income Fund                     20,804,897     156,361,190
American Funds International Fund                      7,831,865      43,176,056
American Funds New World Fund                          6,876,232      24,079,188
American Funds Global Small Capitalization Fund        4,177,845      17,538,740
Sterling Capital Strategic Allocation Equity
 VIF                                                         181             235
Sterling Capital Select Equity VIF                        27,971             201
Sterling Capital Special Opportunities VIF               192,317         329,170

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Sterling Capital Total Return Bond VIF                  $156,829        $222,053
Columbia Variable Portfolio -- Small Company
 Growth Fund                                             453,469       1,576,168
Wells Fargo Advantage VT Omega Growth Fund               899,096         397,544
Fidelity VIP Growth Portfolio                            150,570         482,093
Fidelity VIP Contrafund(R) Portfolio                   4,129,813       6,074,968
Fidelity VIP Mid Cap Portfolio                         2,392,543       2,710,895
Fidelity VIP Value Strategies Portfolio                  326,945         777,289
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                               307,220         226,295
Fidelity VIP Strategic Income Portfolio                   54,947           7,136
Franklin Rising Dividends Securities Fund             18,807,616      68,356,485
Franklin Income Securities Fund                       73,112,499     201,581,025
Franklin Large Cap Growth Securities Fund              4,367,377      15,196,518
Franklin Global Real Estate Securities Fund              104,429         348,318
Franklin Small-Mid Cap Growth Securities Fund         12,159,163      23,960,804
Franklin Small Cap Value Securities Fund               3,784,314       6,726,382
Franklin Strategic Income Securities Fund             41,676,570      61,387,739
Mutual Shares Securities Fund                         16,051,139     102,148,627
Templeton Developing Markets Securities Fund           6,289,435      19,116,197
Templeton Foreign Securities Fund                     25,698,459      51,540,895
Templeton Growth Securities Fund                      10,367,560      64,826,704
Mutual Global Discovery Securities Fund               16,187,566      35,182,446
Franklin Flex Cap Growth Securities Fund               3,138,935       6,880,824
Franklin Large Cap Value Securities Fund               1,764,038       2,901,062
Templeton Global Bond Securities Fund                  4,679,026       4,308,929
Hartford Balanced HLS Fund*                            2,976,045       3,890,934
Hartford Total Return Bond HLS Fund                   25,220,114      32,434,952
Hartford Capital Appreciation HLS Fund                10,529,484      30,362,599
Hartford Dividend and Growth HLS Fund                  8,097,969      24,235,620
Hartford Global Research HLS Fund                        102,302         170,056
Hartford Healthcare HLS Fund                                 394         127,728
Hartford Global Growth HLS Fund                           94,011          88,664
Hartford Disciplined Equity HLS Fund                     810,031       2,642,577
Hartford Growth HLS Fund                                 525,045         590,917
Hartford Growth Opportunities HLS Fund                 1,858,131       6,817,635
Hartford High Yield HLS Fund                           3,409,672       2,160,135
Hartford Index HLS Fund                                5,764,865         375,792
Hartford International Opportunities HLS Fund          1,873,168       2,079,658
Hartford Small/Mid Cap Equity HLS Fund                   577,277         787,617
Hartford MidCap HLS Fund                                   6,594         297,281
Hartford MidCap Value HLS Fund                           142,400         133,059
Hartford Money Market HLS Fund                       154,426,151     210,744,205
Hartford Small Company HLS Fund                          385,201       1,170,197
Hartford SmallCap Growth HLS Fund                        172,707       1,377,345
Hartford Stock HLS Fund                                  589,936       3,231,102
Hartford U.S. Government Securities HLS Fund           2,207,588       2,789,648
Hartford Value HLS Fund                                  323,116         280,304
American Funds Asset Allocation HLS Fund               3,205,742       4,202,734
American Funds Blue Chip Income and Growth HLS
 Fund                                                    826,021       1,366,957
American Funds Bond HLS Fund                           5,772,408       5,248,057
American Funds Global Bond HLS Fund                      736,852       1,187,624

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Funds Global Growth and Income HLS Fund        $711,623      $2,870,312
American Funds Global Growth HLS Fund                    332,031       1,274,501
American Funds Global Small Capitalization HLS
 Fund                                                  1,611,642       1,556,988
American Funds Growth HLS Fund                         5,614,115      10,537,754
American Funds Growth-Income HLS Fund                  4,043,186       6,212,874
American Funds International HLS Fund                  4,309,918       5,971,099
American Funds New World HLS Fund                        952,816       2,243,831
Hartford Portfolio Diversifier HLS Fund               40,181,658       2,194,902
Huntington VA Income Equity Fund                       1,974,758         655,683
Huntington VA Dividend Capture Fund                    1,114,646       1,504,345
Huntington VA Growth Fund                                250,469         459,104
Huntington VA Mid Corp America Fund*                   4,407,122       5,084,435
Huntington VA Rotating Markets Fund                       71,510         236,774
Huntington VA International Equity Fund                1,350,645         862,746
Huntington VA Macro 100 Fund                           1,675,081         348,212
Huntington VA Mortgage Securities Fund                   546,178         488,565
Huntington VA Situs Fund                                 433,029       1,226,690
Lord Abbett Fundamental Equity Fund                    1,018,543         209,229
Lord Abbett Calibrated Dividend Growth Fund*             340,536         373,441
Lord Abbett Bond Debenture Fund                        2,913,566       2,892,588
Lord Abbett Growth and Income Fund                       102,994         814,762
MFS(R) Core Equity Series                              1,271,399       2,379,432
MFS(R) Growth Series                                   6,773,807       8,588,716
MFS(R) Global Equity Series                            2,213,742       2,538,005
MFS(R) High Income Series                             22,314,589      24,515,610
MFS(R) Investors Growth Stock Series                   2,712,222       4,886,435
MFS(R) Investors Trust Series                          5,625,796      34,040,640
MFS(R) Mid Cap Growth Series                           3,736,713       7,959,007
MFS(R) New Discovery Series                           11,276,902      23,585,743
MFS(R) Total Return Series                            25,023,213      82,487,614
MFS(R) Value Series                                   12,737,675      24,177,783
MFS(R) Research Bond Series                           24,319,184      27,353,159
MFS(R) Research International Series                   2,354,435       4,944,963
MFS(R) Research Series                                 2,198,817       2,719,787
BlackRock Global Allocation V.I. Fund                     82,905           7,434
BlackRock Global Opportunities V.I. Fund                  20,173          20,386
BlackRock Large Cap Growth V.I. Fund                      39,387          69,745
BlackRock Equity Dividend V.I. Fund                      952,743          73,537
UIF Mid Cap Growth Portfolio                             530,363       1,020,122
Invesco Van Kampen V.I. American Value Fund*             304,653         337,584
Morgan Stanley -- Focus Growth Portfolio                   5,308              73
Morgan Stanley Multi Cap Growth Portfolio                 33,512          23,061
Morgan Stanley -- Mid Cap Growth Portfolio                41,765          14,045
Morgan Stanley -- Flexible Income Portfolio                5,032           2,031
Wilmington Managed Allocation Fund -- Moderate
 Growth II*                                                  130          16,039
BlackRock Capital Appreciation V.I. Fund                 935,147          91,944
Columbia Variable Portfolio -- Marsico
 International Opportunities Fund                        717,201       2,251,561
Columbia Variable Portfolio -- High Income Fund        1,336,040       2,693,749
Columbia Variable Portfolio -- Marsico Focused
 Equities Fund                                         1,223,645       2,005,648
Columbia Variable Portfolio -- Asset Allocation
 Fund                                                    318,344       1,052,696

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Columbia Variable Portfolio -- Marsico Growth
 Fund                                                   $709,045      $2,347,389
Columbia Variable Portfolio -- Marsico 21st
 Century Fund                                            128,307         687,115
Columbia Variable Portfolio -- Mid Cap Growth
 Fund                                                    800,915       2,762,925
Columbia Variable Portfolio -- Dividend
 Opportunity Fund*                                       540,427       2,260,577
Oppenheimer Capital Appreciation Fund/VA                  85,061          91,664
Oppenheimer Global Securities Fund/VA                    656,595       1,672,213
Oppenheimer Main Street Fund(R)/VA                       101,934         170,465
Oppenheimer Main Street Small- & Mid-Cap
 Fund/VA                                                 362,573       1,379,641
Oppenheimer Value Fund/VA                                  7,600          34,492
Putnam VT Diversified Income Fund                      4,595,180       3,092,217
Putnam VT Global Asset Allocation Fund                 1,651,481         113,478
Putnam VT International Value Fund                        61,359         108,342
Putnam VT International Equity Fund                       30,488          30,347
Putnam VT Investors Fund*                                     --         404,639
Putnam VT Small Cap Value Fund                           976,731       1,426,578
Putnam VT Voyager Fund                                 2,299,897         718,496
JPMorgan Insurance Trust Core Bond Portfolio --
 1                                                    13,185,502      19,631,923
JPMorgan Insurance Trust U.S. Equity Portfolio
 -- 1                                                    627,709       3,024,096
JPMorgan Insurance Trust Intrepid Mid Cap
 Portfolio -- 1                                          507,336       2,224,451
JPMorgan Insurance Trust Equity Index Portfolio
 -- 1                                                  1,271,118      11,863,919
JPMorgan Insurance Trust Intrepid Growth
 Portfolio -- 1                                          462,451       1,117,916
JPMorgan Insurance Trust Mid Cap Growth
 Portfolio -- 1                                          823,866       3,835,635
JPMorgan Insurance Trust Mid Cap Value Portfolio
 -- 1                                                    338,239       2,654,572
Putnam VT Equity Income Fund                               6,485         424,372
PIMCO All Asset Portfolio                                 45,101           2,365
PIMCO EqS Pathfinder Portfolio                           775,837          53,103
PIMCO Global Multi-Asset Portfolio*                       33,873          21,543
Jennison 20/20 Focus Portfolio                            15,117          44,519
Jennison Portfolio                                           452          48,267
Prudential Value Portfolio                                14,409          15,987
Prudential Series International Growth
 Portfolio                                                    --              79
Legg Mason ClearBridge Variable Equity Income
 Builder Portfolio                                        10,692          19,812
Legg Mason ClearBridge Variable Fundamental All
 Cap Value Portfolio                                      16,245         161,894
Western Asset Variable Global High Yield Bond
 Portfolio*                                               12,757          19,094
Legg Mason ClearBridge Variable Large Cap Value
 Portfolio                                                12,461         100,156
Invesco Van Kampen V.I. Growth and Income Fund           140,678         280,621
Invesco Van Kampen V.I. Comstock Fund                      5,210          72,127
Invesco Van Kampen V.I. American Franchise
 Fund*                                                20,527,480      26,682,419
Invesco Van Kampen V.I. Mid Cap Growth Fund*           4,744,227       6,367,318
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                     20,150          14,003
Wells Fargo Advantage VT Total Return Bond Fund            6,600             187
Wells Fargo Advantage VT Intrinsic Value Fund                421           2,342
Wells Fargo Advantage VT International Equity
 Fund                                                    223,775         434,528
Wells Fargo Advantage VT Small Cap Growth Fund           215,870         361,720
Wells Fargo Advantage VT Discovery Fund                    1,244             763
Wells Fargo Advantage VT Small Cap Value Fund            798,924       3,795,318
Wells Fargo Advantage VT Opportunity Fund                811,380       1,983,358

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
American Century VP Value Fund        191,394         19,075        172,319
American Century VP Growth
 Fund*                                  3,309             13          3,296
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            103,783        194,831        (91,048)
AllianceBernstein VPS
 International Value
 Portfolio                            149,164        176,425        (27,261)
AllianceBernstein VPS
 Small/Mid-Cap Value
 Portfolio                             17,917         19,236         (1,319)
AllianceBernstein VPS Value
 Portfolio                              5,672         14,841         (9,169)
AllianceBernstein VPS
 International Growth
 Portfolio                             18,679         33,135        (14,456)
Invesco Van Kampen V.I. Value
 Opportunities Fund*                2,073,222      7,089,692     (5,016,470)
Invesco V.I. Core Equity Fund         466,884      1,824,034     (1,357,150)
Invesco V.I. Government
 Securities Fund                   34,282,295     54,590,782    (20,308,487)
Invesco V.I. High Yield Fund          208,236        246,287        (38,051)
Invesco V.I. International
 Growth Fund                        1,333,143      6,342,455     (5,009,312)
Invesco V.I. Mid Cap Core
 Equity Fund                        2,731,591     10,131,569     (7,399,978)
Invesco V.I. Small Cap Equity
 Fund                                 250,274        900,251       (649,977)
Invesco V.I. Balanced Risk
 Allocation Fund                      506,958         90,259        416,699
Invesco V.I. Diversified
 Dividend Fund*                            --             35            (35)
American Century VP Mid Cap
 Value Fund                             3,881            118          3,763
American Funds Global Bond
 Fund                                 745,766      1,999,698     (1,253,932)
American Funds Global Growth
 and Income Fund                      487,286      2,335,753     (1,848,467)
American Funds Asset
 Allocation Fund                      977,831      4,644,792     (3,666,961)
American Funds Blue Chip
 Income and Growth Fund             8,092,382     28,151,992    (20,059,610)
American Funds Bond Fund            1,767,385      4,462,267     (2,694,882)
American Funds Global Growth
 Fund                                 287,311      1,257,854       (970,543)
American Funds Growth Fund          1,446,855     13,385,779    (11,938,924)
American Funds Growth-Income
 Fund                                 987,646     11,224,656    (10,237,010)
American Funds International
 Fund                                 473,911      3,165,334     (2,691,423)
American Funds New World Fund         269,108        955,516       (686,408)
American Funds Global Small
 Capitalization Fund                  223,999      1,023,914       (799,915)
Sterling Capital Strategic
 Allocation Equity VIF                     17             17             --
Sterling Capital Select Equity
 VIF                                    2,996              2          2,994
Sterling Capital Special
 Opportunities VIF                      8,673         27,042        (18,369)
Sterling Capital Total Return
 Bond VIF                               8,201         17,164         (8,963)
Columbia Variable Portfolio --
 Small Company Growth Fund            159,879      1,156,546       (996,667)
Wells Fargo Advantage VT Omega
 Growth Fund                          763,960        335,255        428,705
Fidelity VIP Growth Portfolio          15,056         47,588        (32,532)
Fidelity VIP Contrafund(R)
 Portfolio                            315,207        496,142       (180,935)
Fidelity VIP Mid Cap Portfolio         93,510        228,317       (134,807)
Fidelity VIP Value Strategies
 Portfolio                             30,656         71,306        (40,650)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                28,293         20,056          8,237
Fidelity VIP Strategic Income
 Portfolio                              3,910            499          3,411
Franklin Rising Dividends
 Securities Fund                      986,008      4,082,309     (3,096,301)
Franklin Income Securities
 Fund                               1,363,377     11,292,557     (9,929,180)
Franklin Large Cap Growth
 Securities Fund                      356,879      1,261,400       (904,521)
Franklin Global Real Estate
 Securities Fund                        7,664         20,458        (12,794)
Franklin Small-Mid Cap Growth
 Securities Fund                      655,630      2,104,840     (1,449,210)
Franklin Small Cap Value
 Securities Fund                      367,153        656,944       (289,791)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Franklin Strategic Income
 Securities Fund                    1,364,437      3,084,566     (1,720,129)
Mutual Shares Securities Fund         701,722      6,504,092     (5,802,370)
Templeton Developing Markets
 Securities Fund                      281,762        897,266       (615,504)
Templeton Foreign Securities
 Fund                               1,916,772      4,193,170     (2,276,398)
Templeton Growth Securities
 Fund                                 562,573      5,106,697     (4,544,124)
Mutual Global Discovery
 Securities Fund                      369,717      1,699,658     (1,329,941)
Franklin Flex Cap Growth
 Securities Fund                      270,315        567,903       (297,588)
Franklin Large Cap Value
 Securities Fund                      164,239        272,996       (108,757)
Templeton Global Bond
 Securities Fund                      255,718        300,451        (44,733)
Hartford Balanced HLS Fund*           669,718      3,017,846     (2,348,128)
Hartford Total Return Bond HLS
 Fund                               2,707,608      7,485,193     (4,777,585)
Hartford Capital Appreciation
 HLS Fund                           1,309,966      5,951,760     (4,641,794)
Hartford Dividend and Growth
 HLS Fund                             770,403      5,166,075     (4,395,672)
Hartford Global Research HLS
 Fund                                  10,728         18,126         (7,398)
Hartford Healthcare HLS Fund              163         50,805        (50,642)
Hartford Global Growth HLS
 Fund                                  13,489         41,972        (28,483)
Hartford Disciplined Equity
 HLS Fund                              60,843        287,449       (226,606)
Hartford Growth HLS Fund               52,556         56,992         (4,436)
Hartford Growth Opportunities
 HLS Fund                             210,427        655,899       (445,472)
Hartford High Yield HLS Fund          192,108        153,683         38,425
Hartford Index HLS Fund               431,108         27,373        403,735
Hartford International
 Opportunities HLS Fund               237,885        746,709       (508,824)
Hartford Small/Mid Cap Equity
 HLS Fund                              22,781         66,563        (43,782)
Hartford MidCap HLS Fund                2,899         66,501        (63,602)
Hartford MidCap Value HLS Fund         13,362         39,985        (26,623)
Hartford Money Market HLS Fund    124,531,975    174,379,823    (49,847,848)
Hartford Small Company HLS
 Fund                                  74,399        486,004       (411,605)
Hartford SmallCap Growth HLS
 Fund                                  13,540        104,567        (91,027)
Hartford Stock HLS Fund               140,140      2,946,933     (2,806,793)
Hartford U.S. Government
 Securities HLS Fund                  189,745        636,333       (446,588)
Hartford Value HLS Fund                30,012         28,387          1,625
American Funds Asset
 Allocation HLS Fund                  267,607        379,868       (112,261)
American Funds Blue Chip
 Income and Growth HLS Fund            71,332        129,301        (57,969)
American Funds Bond HLS Fund          389,412        438,956        (49,544)
American Funds Global Bond HLS
 Fund                                  47,310         98,909        (51,599)
American Funds Global Growth
 and Income HLS Fund                   42,734        293,316       (250,582)
American Funds Global Growth
 HLS Fund                              27,882        126,682        (98,800)
American Funds Global Small
 Capitalization HLS Fund               88,377        168,300        (79,923)
American Funds Growth HLS Fund        512,716        994,604       (481,888)
American Funds Growth-Income
 HLS Fund                             340,593        598,030       (257,437)
American Funds International
 HLS Fund                             454,405        659,853       (205,448)
American Funds New World HLS
 Fund                                  47,623        212,738       (165,115)
Hartford Portfolio Diversifier
 HLS Fund                           4,213,865        224,725      3,989,140
Huntington VA Income Equity
 Fund                                 188,698        183,912          4,786
Huntington VA Dividend Capture
 Fund                                 243,901        340,947        (97,046)
Huntington VA Growth Fund              85,703        250,613       (164,910)
Huntington VA Mid Corp America
 Fund*                              1,019,057      1,567,213       (548,156)
Huntington VA Rotating Markets
 Fund                                  11,871         70,012        (58,141)
Huntington VA International
 Equity Fund                          167,900        231,511        (63,611)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Huntington VA Macro 100 Fund          170,064        171,014           (950)
Huntington VA Mortgage
 Securities Fund                      166,733         97,030         69,703
Huntington VA Situs Fund              137,439        638,316       (500,877)
Lord Abbett Fundamental Equity
 Fund                                  81,271         16,582         64,689
Lord Abbett Calibrated
 Dividend Growth Fund*                 22,716         29,492         (6,776)
Lord Abbett Bond Debenture
 Fund                                 151,636        202,600        (50,964)
Lord Abbett Growth and Income
 Fund                                   9,204         83,056        (73,852)
MFS(R) Core Equity Series             135,136        255,209       (120,073)
MFS(R) Growth Series                  814,989        985,426       (170,437)
MFS(R) Global Equity Series           130,665        157,254        (26,589)
MFS(R) High Income Series           1,107,151      1,521,390       (414,239)
MFS(R) Investors Growth Stock
 Series                               258,394        567,962       (309,568)
MFS(R) Investors Trust Series         491,076      3,213,638     (2,722,562)
MFS(R) Mid Cap Growth Series          673,720      1,358,438       (684,718)
MFS(R) New Discovery Series           365,591      1,534,242     (1,168,651)
MFS(R) Total Return Series          1,208,875      5,423,445     (4,214,570)
MFS(R) Value Series                   751,247      1,519,624       (768,377)
MFS(R) Research Bond Series         1,688,869      2,031,220       (342,351)
MFS(R) Research International
 Series                               162,483        383,325       (220,842)
MFS(R) Research Series                172,213        212,535        (40,322)
BlackRock Global Allocation
 V.I. Fund                              8,048            678          7,370
BlackRock Global Opportunities
 V.I. Fund                              1,462          1,485            (23)
BlackRock Large Cap Growth
 V.I. Fund                                287          6,007         (5,720)
BlackRock Equity Dividend V.I.
 Fund                                  85,040          6,272         78,768
UIF Mid Cap Growth Portfolio           21,927         85,392        (63,465)
Invesco Van Kampen V.I.
 American Value Fund*                  26,655         28,745         (2,090)
Morgan Stanley -- Focus Growth
 Portfolio                                589             --            589
Morgan Stanley Multi Cap
 Growth Portfolio                       4,145          3,588            557
Morgan Stanley -- Mid Cap
 Growth Portfolio                       2,588            983          1,605
Morgan Stanley -- Flexible
 Income Portfolio                          --             56            (56)
Wilmington Managed Allocation
 Fund -- Moderate Growth II*               --          1,667         (1,667)
BlackRock Capital Appreciation
 V.I. Fund                             92,640          8,786         83,854
Columbia Variable Portfolio --
 Marsico International
 Opportunities Fund                   232,975      1,412,662     (1,179,687)
Columbia Variable Portfolio --
 High Income Fund                     183,921      1,215,347     (1,031,426)
Columbia Variable Portfolio --
 Marsico Focused Equities
 Fund                                 149,302      1,487,583     (1,338,281)
Columbia Variable Portfolio --
 Asset Allocation Fund                103,439        823,103       (719,664)
Columbia Variable Portfolio --
 Marsico Growth Fund                  216,745      1,653,546     (1,436,801)
Columbia Variable Portfolio --
 Marsico 21st Century Fund             20,443        419,566       (399,123)
Columbia Variable Portfolio --
 Mid Cap Growth Fund                  196,562      2,295,737     (2,099,175)
Columbia Variable Portfolio --
 Dividend Opportunity Fund*            60,124        220,940       (160,816)
Oppenheimer Capital
 Appreciation Fund/VA                   8,299          8,561           (262)
Oppenheimer Global Securities
 Fund/VA                               52,600        157,153       (104,553)
Oppenheimer Main Street
 Fund(R)/VA                             9,096         14,605         (5,509)
Oppenheimer Main Street Small-
 & Mid-Cap Fund/VA                     29,569        112,112        (82,543)
Oppenheimer Value Fund/VA                 562          3,332         (2,770)
Putnam VT Diversified Income
 Fund                                 244,955        218,992         25,963
Putnam VT Global Asset
 Allocation Fund                      105,506          5,598         99,908
Putnam VT International Value
 Fund                                   6,991         15,160         (8,169)
Putnam VT International Equity
 Fund                                   3,183          3,376           (193)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Investors Fund*                  --         28,450        (28,450)
Putnam VT Small Cap Value Fund         59,032         84,458        (25,426)
Putnam VT Voyager Fund                175,858         53,667        122,191
JPMorgan Insurance Trust Core
 Bond Portfolio -- 1                  692,996      1,350,852       (657,856)
JPMorgan Insurance Trust U.S.
 Equity Portfolio -- 1                 36,747        213,797       (177,050)
JPMorgan Insurance Trust
 Intrepid Mid Cap Portfolio --
 1                                     27,096        143,120       (116,024)
JPMorgan Insurance Trust
 Equity Index Portfolio -- 1           49,500        925,727       (876,227)
JPMorgan Insurance Trust
 Intrepid Growth Portfolio --
 1                                     33,493         84,174        (50,681)
JPMorgan Insurance Trust Mid
 Cap Growth Portfolio -- 1             47,705        253,852       (206,147)
JPMorgan Insurance Trust Mid
 Cap Value Portfolio -- 1              17,349        171,483       (154,134)
Putnam VT Equity Income Fund              443         30,216        (29,773)
PIMCO All Asset Portfolio               3,517            127          3,390
PIMCO EqS Pathfinder Portfolio         76,509          4,960         71,549
PIMCO Global Multi-Asset
 Portfolio*                             3,261          2,075          1,186
Jennison 20/20 Focus Portfolio            677         11,979        (11,302)
Jennison Portfolio                         76         17,547        (17,471)
Prudential Value Portfolio             11,074         12,078         (1,004)
Prudential Series
 International Growth
 Portfolio                                 --              3             (3)
Legg Mason ClearBridge
 Variable Equity Income
 Builder Portfolio                        498          1,488           (990)
Legg Mason ClearBridge
 Variable Fundamental All Cap
 Value Portfolio                        5,418         22,142        (16,724)
Western Asset Variable Global
 High Yield Bond Portfolio*             4,148          8,574         (4,426)
Legg Mason ClearBridge
 Variable Large Cap Value
 Portfolio                              5,555         70,528        (64,973)
Invesco Van Kampen V.I. Growth
 and Income Fund                       12,239         24,244        (12,005)
Invesco Van Kampen V.I.
 Comstock Fund                             --          4,236         (4,236)
Invesco Van Kampen V.I.
 American Franchise Fund*           2,646,639     15,185,212    (12,538,573)
Invesco Van Kampen V.I. Mid
 Cap Growth Fund*                     475,914        683,769       (207,855)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                  5,188         10,134         (4,946)
Wells Fargo Advantage VT Total
 Return Bond Fund                       3,832              7          3,825
Wells Fargo Advantage VT
 Intrinsic Value Fund                      54          1,698         (1,644)
Wells Fargo Advantage VT
 International Equity Fund             87,914        434,534       (346,620)
Wells Fargo Advantage VT Small
 Cap Growth Fund                       10,811         26,667        (15,856)
Wells Fargo Advantage VT
 Discovery Fund                            71             40             31
Wells Fargo Advantage VT Small
 Cap Value Fund                        55,484        297,488       (242,004)
Wells Fargo Advantage VT
 Opportunity Fund                      68,784        162,863        (94,079)

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
American Century VP Value Fund         33,010          2,409         30,601
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            134,947        107,684         27,263
AllianceBernstein VPS
 International Value
 Portfolio                            210,438        147,908         62,530
AllianceBernstein VPS
 Small/Mid-Cap Value
 Portfolio                             42,576         52,464         (9,888)
AllianceBernstein VPS Value
 Portfolio                              7,607          2,678          4,929
AllianceBernstein VPS
 International Growth
 Portfolio                             15,437         20,877         (5,440)
Invesco V.I. Basic Value Fund       2,643,829     10,973,700     (8,329,871)
Invesco V.I. Capital
 Appreciation Fund                  1,238,230      5,000,870     (3,762,640)
Invesco V.I. Core Equity Fund         791,490      2,098,775     (1,307,285)
Invesco V.I. Government
 Securities Fund                   37,489,127     82,616,488    (45,127,361)
Invesco V.I. High Yield Fund          121,770        268,824       (147,054)
Invesco V.I. International
 Growth Fund                        2,924,699      6,655,368     (3,730,669)
Invesco V.I. Mid Cap Core
 Equity Fund                        3,652,375     14,168,261    (10,515,886)
Invesco V.I. Small Cap Equity
 Fund                                 898,150      1,098,243       (200,093)
Invesco V.I. Capital
 Development Fund                     627,083        419,992        207,091
Invesco V.I. Balanced Risk
 Allocation Fund                      305,905        138,709        167,196
Invesco V.I. Dividend Growth
 Fund                                     588            576             12
American Century VP Mid Cap
 Value Fund                             2,098             94          2,004
American Funds Global Bond
 Fund                               2,002,344      2,420,995       (418,651)
American Funds Global Growth
 and Income Fund                      628,768      2,454,639     (1,825,871)
American Funds Asset
 Allocation Fund                    1,805,959      5,817,570     (4,011,611)
American Funds Blue Chip
 Income and Growth Fund             7,815,520     30,135,185    (22,319,665)
American Funds Bond Fund            1,749,089      5,780,957     (4,031,868)
American Funds Global Growth
 Fund                                 445,416      1,793,727     (1,348,311)
American Funds Growth Fund          3,011,548     16,758,296    (13,746,748)
American Funds Growth-Income
 Fund                               2,294,624     12,380,608    (10,085,984)
American Funds International
 Fund                               1,043,865      3,557,848     (2,513,983)
American Funds New World Fund         472,769      1,471,845       (999,076)
American Funds Global Small
 Capitalization Fund                  465,750      1,638,808     (1,173,058)
Sterling Capital Strategic
 Allocation Equity VIF                     32             55            (23)
Sterling Capital Select Equity
 VIF                                       --             27            (27)
Sterling Capital Special
 Opportunities VIF                      4,430         13,987         (9,557)
Sterling Capital Total Return
 Bond VIF                              13,568         14,898         (1,330)
Columbia Variable Portfolio --
 Small Company Growth Fund            367,277      2,267,983     (1,900,706)
Wells Fargo Advantage VT Omega
 Growth Fund                          305,083        248,105         56,978
Fidelity VIP Growth Portfolio          76,321         38,806         37,515
Fidelity VIP Contrafund(R)
 Portfolio                            337,058        256,179         80,879
Fidelity VIP Mid Cap Portfolio        171,661        196,334        (24,673)
Fidelity VIP Value Strategies
 Portfolio                             72,224         53,678         18,546
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                 6,458          8,366         (1,908)
Fidelity VIP Strategic Income
 Portfolio                              1,004              8            996
Franklin Rising Dividends
 Securities Fund                    1,695,159      4,337,987     (2,642,828)
Franklin Income Securities
 Fund                               2,326,073     11,731,084     (9,405,011)
Franklin Large Cap Growth
 Securities Fund                      430,182      1,316,263       (886,081)
Franklin Global Real Estate
 Securities Fund                        5,353         19,013        (13,660)
Franklin Small-Mid Cap Growth
 Securities Fund                    1,278,801      3,011,053     (1,732,252)
Franklin Small Cap Value
 Securities Fund                      705,903        860,553       (154,650)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Franklin Strategic Income
 Securities Fund                    2,282,012      4,236,545     (1,954,533)
Mutual Shares Securities Fund       1,085,887      6,816,418     (5,730,531)
Templeton Developing Markets
 Securities Fund                      667,847      1,478,779       (810,932)
Templeton Foreign Securities
 Fund                               1,972,429      3,655,442     (1,683,013)
Templeton Growth Securities
 Fund                                 708,458      5,169,957     (4,461,499)
Mutual Global Discovery
 Securities Fund                      751,867      1,884,979     (1,133,112)
Franklin Flex Cap Growth
 Securities Fund                      367,922        624,446       (256,524)
Franklin Large Cap Value
 Securities Fund                      176,114        283,486       (107,372)
Templeton Global Bond
 Securities Fund                      428,464        326,258        102,206
Hartford Advisers HLS Fund            523,620      2,692,974     (2,169,354)
Hartford Total Return Bond HLS
 Fund                               4,913,431      9,953,639     (5,040,208)
Hartford Capital Appreciation
 HLS Fund                           2,985,021      7,391,647     (4,406,626)
Hartford Dividend and Growth
 HLS Fund                           1,714,254      5,655,073     (3,940,819)
Hartford Global Research HLS
 Fund                                   5,949         13,042         (7,093)
Hartford Healthcare HLS Fund              440         34,215        (33,775)
Hartford Global Growth HLS
 Fund                                  10,756        138,615       (127,859)
Hartford Disciplined Equity
 HLS Fund                             244,664        227,271         17,393
Hartford Growth HLS Fund               35,726         25,126         10,600
Hartford Growth Opportunities
 HLS Fund                             607,475        612,315         (4,840)
Hartford High Yield HLS Fund          329,488        157,393        172,095
Hartford Index HLS Fund                15,066         22,535         (7,469)
Hartford International
 Opportunities HLS Fund               309,545        760,965       (451,420)
Hartford Small/Mid Cap Equity
 HLS Fund                              58,175         68,342        (10,167)
Hartford MidCap HLS Fund                5,523        117,055       (111,532)
Hartford MidCap Value HLS Fund         31,915         82,134        (50,219)
Hartford Money Market HLS Fund    217,899,825    230,838,104    (12,938,279)
Hartford Small Company HLS
 Fund                                 302,510        891,728       (589,218)
Hartford SmallCap Growth HLS
 Fund                                 123,264         35,686         87,578
Hartford Stock HLS Fund               724,703      2,973,022     (2,248,319)
Hartford U.S. Government
 Securities HLS Fund                  260,546        371,245       (110,699)
Hartford Value HLS Fund                18,538         21,884         (3,346)
American Funds Asset
 Allocation HLS Fund                  246,642        116,437        130,205
American Funds Blue Chip
 Income and Growth HLS Fund            51,090         73,950        (22,860)
American Funds Bond HLS Fund          427,439        661,731       (234,292)
American Funds Global Bond HLS
 Fund                                  71,273         81,741        (10,468)
American Funds Global Growth
 and Income HLS Fund                   66,031        203,150       (137,119)
American Funds Global Growth
 HLS Fund                             102,327        105,608         (3,281)
American Funds Global Small
 Capitalization HLS Fund              195,959        215,648        (19,689)
American Funds Growth HLS Fund        689,735        800,775       (111,040)
American Funds Growth-Income
 HLS Fund                             390,616        518,496       (127,880)
American Funds International
 HLS Fund                             913,818        373,514        540,304
American Funds New World HLS
 Fund                                 114,926        225,035       (110,109)
Hartford Portfolio Diversifier
 HLS Fund                             742,247         12,596        729,651
Huntington VA Income Equity
 Fund                                 113,043        372,069       (259,026)
Huntington VA Dividend Capture
 Fund                                 311,390        342,182        (30,792)
Huntington VA Growth Fund             154,389        304,499       (150,110)
Huntington VA Mid Corp America
 Fund                                  50,452        189,967       (139,515)
Huntington VA New Economy Fund         78,065        252,060       (173,995)
Huntington VA Rotating Markets
 Fund                                   4,207         34,958        (30,751)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Huntington VA International
 Equity Fund                           98,052        253,708       (155,656)
Huntington VA Macro 100 Fund           64,840        214,438       (149,598)
Huntington VA Mortgage
 Securities Fund                       62,961        193,046       (130,085)
Huntington VA Situs Fund              187,166        761,765       (574,599)
Lord Abbett Fundamental Equity
 Fund                                  74,622          6,863         67,759
Lord Abbett Capital Structure
 Fund                                  70,958         38,578         32,380
Lord Abbett Bond Debenture
 Fund                                  95,681        186,183        (90,502)
Lord Abbett Growth and Income
 Fund                                   8,275         21,136        (12,861)
MFS(R) Core Equity Series             230,504        362,081       (131,577)
MFS(R) Growth Series                  635,371        829,604       (194,233)
MFS(R) Global Equity Series           154,911        203,744        (48,833)
MFS(R) High Income Series           1,141,174      2,121,670       (980,496)
MFS(R) Investors Growth Stock
 Series                               273,520        535,033       (261,513)
MFS(R) Investors Trust Series         950,535      3,043,428     (2,092,893)
MFS(R) Mid Cap Growth Series          566,541      1,790,289     (1,223,748)
MFS(R) New Discovery Series         1,202,532      2,128,169       (925,637)
MFS(R) Total Return Series          2,775,134      6,352,051     (3,576,917)
MFS(R) Value Series                   899,864      1,334,178       (434,314)
MFS(R) Research Bond Series         2,300,886      2,084,517        216,369
MFS(R) Research International
 Series                               277,944        369,431        (91,487)
MFS(R) Research Series                118,855        165,910        (47,055)
BlackRock Global Allocation
 V.I. Fund                              1,934             --          1,934
BlackRock Global Opportunities
 V.I. Fund                              1,143          1,633           (490)
BlackRock Large Cap Growth
 V.I. Fund                                280          3,709         (3,429)
BlackRock Equity Dividend V.I.
 Fund                                  13,137          1,951         11,186
UIF Mid Cap Growth Portfolio           95,371         78,651         16,720
Invesco Van Kampen V.I. Mid
 Cap Value Fund                        26,909         45,206        (18,297)
Morgan Stanley -- Focus Growth
 Portfolio                                 --            817           (817)
Morgan Stanley Multi Cap
 Growth Portfolio                       3,936         11,636         (7,700)
Morgan Stanley -- Mid Cap
 Growth Portfolio                      12,672          1,082         11,590
Morgan Stanley -- Flexible
 Income Portfolio                       2,731             32          2,699
MTB Managed Allocation Fund --
 Moderate Growth II                        --             --             --
BlackRock Capital Appreciation
 V.I. Fund                             13,859          1,717         12,142
Columbia Variable Portfolio --
 Marsico International
 Opportunities Fund                   369,156      2,457,060     (2,087,904)
Columbia Variable Portfolio --
 High Income Fund                     381,103      1,570,089     (1,188,986)
Columbia Variable Portfolio --
 Marsico Focused Equities
 Fund                                 163,660      2,452,218     (2,288,558)
Columbia Variable Portfolio --
 Asset Allocation Fund                667,386        488,161        179,225
Columbia Variable Portfolio --
 Marsico Growth Fund                  195,158      2,152,275     (1,957,117)
Columbia Variable Portfolio --
 Marsico 21st Century Fund            169,333        708,768       (539,435)
Columbia Variable Portfolio --
 Mid Cap Growth Fund                  523,806      4,119,052     (3,595,246)
Columbia Variable Portfolio --
 Diversified Equity Income
 Fund                               1,597,598     12,515,698    (10,918,100)
Oppenheimer Capital
 Appreciation Fund/VA                   3,163         13,577        (10,414)
Oppenheimer Global Securities
 Fund/VA                               40,153         99,101        (58,948)
Oppenheimer Main Street
 Fund(R)/VA                            11,663         23,391        (11,728)
Oppenheimer Main Street Small-
 & Mid-Cap Fund/VA                     56,698        104,443        (47,745)
Oppenheimer Value Fund/VA               3,470          1,924          1,546
Putnam VT Diversified Income
 Fund                                 189,891        256,697        (66,806)
Putnam VT Global Asset
 Allocation Fund                       11,195          2,647          8,548
Putnam VT International Value
 Fund                                  25,158            770         24,388

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Putnam VT International Equity
 Fund                                   9,747          2,301          7,446
Putnam VT Investors Fund               28,450             --         28,450
Putnam VT Small Cap Value Fund        128,991          6,385        122,606
Putnam VT Voyager Fund                 56,670          1,752         54,918
JPMorgan Insurance Trust Core
 Bond Portfolio -- 1                  894,973      1,469,219       (574,246)
JPMorgan Insurance Trust U.S.
 Equity Portfolio -- 1                 64,461        140,287        (75,826)
JPMorgan Insurance Trust
 Intrepid Mid Cap Portfolio --
 1                                     82,462        141,384        (58,922)
JPMorgan Insurance Trust
 Equity Index Portfolio -- 1          228,011        629,985       (401,974)
JPMorgan Insurance Trust
 Intrepid Growth Portfolio --
 1                                     44,064         72,368        (28,304)
JPMorgan Insurance Trust Mid
 Cap Growth Portfolio -- 1            136,575        212,702        (76,127)
JPMorgan Insurance Trust Mid
 Cap Value Portfolio -- 1              44,900        147,603       (102,703)
Putnam VT Equity Income Fund           31,532             --         31,532
PIMCO All Asset Portfolio              11,281             --         11,281
PIMCO EqS Pathfinder Portfolio         11,597          1,424         10,173
Jennison 20/20 Focus Portfolio          7,443          3,699          3,744
Jennison Portfolio                      5,871         59,401        (53,530)
Prudential Value Portfolio                 69          6,307         (6,238)
Prudential Series
 International Growth
 Portfolio                                 25          2,003         (1,978)
Legg Mason ClearBridge
 Variable Equity Income
 Builder Portfolio                        157          3,381         (3,224)
Legg Mason ClearBridge
 Variable Fundamental All Cap
 Value Portfolio                          729         23,018        (22,289)
Legg Mason Western Asset
 Variable Global High Yield
 Bond Portfolio                         1,057         14,033        (12,976)
Legg Mason ClearBridge
 Variable Large Cap Value
 Portfolio                              3,487         30,231        (26,744)
Invesco Van Kampen V.I. Growth
 and Income Fund                       15,333         24,826         (9,493)
Invesco Van Kampen V.I.
 Comstock Fund                             27            733           (706)
Invesco Van Kampen V.I.
 Capital Growth Fund                1,959,963      2,005,459        (45,496)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                     --             --             --
Wells Fargo Advantage VT Total
 Return Bond Fund                          --             --             --
Wells Fargo Advantage VT
 Intrinsic Value Fund                     369          2,046         (1,677)
Wells Fargo Advantage VT
 International Equity Fund            150,579        246,123        (95,544)
Wells Fargo Advantage VT Small
 Cap Growth Fund                       42,998         49,482         (6,484)
Wells Fargo Advantage VT
 Discovery Fund                            38              1             37
Wells Fargo Advantage VT Small
 Cap Value Fund                        91,648        274,521       (182,873)
Wells Fargo Advantage VT
 Opportunity Fund                   1,060,823      4,708,193     (3,647,370)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2012. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2012                                 202,920      $11.108599      to      $11.299348          $2,311,580
 2011                                  30,601        9.911162      to       10.534031             304,415
AMERICAN CENTURY VP GROWTH
 FUND+
 2012                                   3,296       10.128418      to       10.272868              33,604
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2012                                 427,286       14.160826      to       14.221715           4,612,246
 2011                                 518,334       12.552780      to       12.887048           4,968,538
 2010                                 491,071       13.013398      to       13.657129           4,865,846
 2009                                 388,226        9.047715      to       12.721089           3,492,638
 2008                                 162,206        7.327822      to        7.429046           1,197,637
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                               1,249,244        6.429205      to       12.273260           7,847,078
 2011                               1,276,505        5.678097      to       11.041699           7,122,356
 2010                               1,213,975        7.108204      to       14.081041           8,531,384
 2009                               1,142,843        6.873420      to       13.870269           7,804,286
 2008                                 671,581        5.088962      to        5.159378           3,443,863
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2012                                 141,654       17.794803      to       19.155351           1,808,494
 2011                                 142,973       15.095870      to       16.611315           1,541,969
 2010                                 152,861       16.602960      to       18.676302           1,804,581
 2009                                 104,673        9.222123      to        9.435503             986,265
 2008                                  85,144        6.627915      to        6.719459             568,356
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2012                                  15,551        8.759176      to        9.148443             140,850
 2011                                  24,720        8.017467      to       12.578763             204,373
 2010                                  19,791        8.436920      to       13.390012             174,314
 2009                                  17,731        7.667474      to       12.309621             138,231
 2008                                  13,907        6.350732      to        6.414435              88,914
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                                 145,200        7.870373      to       14.606635           1,144,972
 2011                                 159,656        6.915655      to       13.022116           1,108,656
 2010                                 165,096        8.340904      to       15.935390           1,387,961
 2009                                 157,200        7.500193      to       14.538460           1,187,403
 2008                                 141,574        5.397825      to        5.454337             769,233
INVESCO VAN KAMPEN V.I. VALUE
 OPPORTUNITIES FUND+
 2012                              22,874,107        1.290481      to       16.718816          26,765,920
 2011                              27,890,577        1.105738      to       14.600052          28,254,417
 2010                              36,220,448        1.150245      to       15.495518          38,592,858
 2009                              44,071,822        1.080634      to       14.829632          44,576,240
 2008                              48,428,747        0.665662      to        0.736367          33,715,844

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2012                           0.50%     to       1.45%      1.70%     to       1.92%      12.93%     to       14.01%
 2011                           0.50%     to       1.00%      0.31%     to       0.46%      (0.89)%    to        5.34%
AMERICAN CENTURY VP GROWTH
 FUND+
 2012                           0.65%     to       1.50%      0.38%     to       0.40%      11.80%     to       12.75%
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2012                           0.50%     to       2.70%      1.92%     to       1.92%      10.36%     to       12.81%
 2011                           0.50%     to       2.70%      0.48%     to       2.22%      (5.64)%    to       (3.54)%
 2010                           0.50%     to       2.70%      4.84%     to       4.84%       7.36%     to        9.75%
 2009                           1.25%     to       2.70%      0.87%     to       0.87%      21.14%     to       22.91%
 2008                           0.85%     to       2.50%      2.40%     to       2.40%     (29.42)%    to      (28.64)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                           0.85%     to       2.70%      1.16%     to       1.43%      11.15%     to       13.23%
 2011                           0.85%     to       2.70%      3.99%     to       4.02%     (21.58)%    to      (20.12)%
 2010                           0.85%     to       2.70%      2.82%     to       3.44%       1.52%     to        3.42%
 2009                           0.85%     to       2.70%      1.38%     to       2.23%      30.78%     to       33.22%
 2008                           0.85%     to       2.50%        --      to         --      (52.73)%    to      (52.21)%
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2012                           0.50%     to       2.70%      0.28%     to       0.29%      15.32%     to       17.88%
 2011                           0.50%     to       2.70%      0.20%     to       0.23%     (11.06)%    to       (9.08)%
 2010                           0.50%     to       2.70%        --      to         --       23.22%     to       25.96%
 2009                           1.25%     to       2.50%      0.86%     to       0.88%      39.14%     to       40.89%
 2008                           0.85%     to       2.50%        --      to         --      (38.49)%    to      (37.81)%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2012                           1.25%     to       2.15%      0.76%     to       1.70%      13.08%     to       14.11%
 2011                           1.25%     to       2.40%      1.16%     to       1.17%      (6.06)%    to       (4.97)%
 2010                           1.25%     to       2.40%      1.67%     to       1.76%       8.78%     to       10.04%
 2009                           1.25%     to       2.40%      3.08%     to       3.08%      18.17%     to       19.54%
 2008                           1.25%     to       2.45%        --      to         --      (39.78)%    to      (39.30)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                           1.25%     to       2.70%      1.40%     to       1.46%      12.17%     to       13.81%
 2011                           1.25%     to       2.70%      2.75%     to       2.77%     (18.28)%    to      (17.09)%
 2010                           1.25%     to       2.70%      1.55%     to       1.88%       9.61%     to       11.21%
 2009                           1.25%     to       2.70%      4.61%     to       4.61%      35.53%     to       37.51%
 2008                           1.25%     to       2.50%        --      to         --      (48.31)%    to      (47.88)%
INVESCO VAN KAMPEN V.I. VALUE
 OPPORTUNITIES FUND+
 2012                           0.85%     to       2.75%      1.51%     to       1.60%      14.51%     to       16.71%
 2011                           0.85%     to       2.75%      0.89%     to       0.91%      (5.68)%    to       (3.87)%
 2010                           0.85%     to       2.70%      0.59%     to       0.90%       4.49%     to        6.44%
 2009                           0.85%     to       2.70%      1.73%     to       3.69%      44.07%     to       46.75%
 2008                           0.85%     to       2.55%      0.90%     to       0.91%     (52.98)%    to      (52.18)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 2012                               4,916,451      $14.578328      to      $14.694872         $56,353,721
 2011                               6,273,601       12.998894      to       13.157943          64,528,774
 2010                               7,580,886       12.285289      to       13.533453          80,092,705
 2009                               8,445,525       11.309508      to       12.704451          84,019,331
 2008                               9,308,015        8.328570      to        8.890218          70,267,207
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2012                              175,871,974       1.493465      to       10.782357         241,587,716
 2011                              196,180,461       1.469836      to       10.815243         267,497,204
 2010                              241,307,822       1.373740      to       10.301986         309,357,797
 2009                              266,427,437       1.314467      to       10.052014         330,327,193
 2008                              326,274,700       1.198564      to        1.325847         410,643,097
INVESCO V.I. HIGH YIELD FUND
 2012                                 708,040        1.841423      to       19.414644           1,384,690
 2011                                 746,091        1.598468      to       17.030880           1,169,943
 2010                                 893,145        1.610383      to       17.338981           1,540,721
 2009                                 802,543        1.355162      to        1.442230           1,120,889
 2008                                 793,825        0.909386      to        0.960119             741,459
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2012                              24,773,236       14.454160      to       15.681292          62,682,241
 2011                              29,782,548       12.603920      to       13.951354          63,954,402
 2010                              33,509,828       13.619296      to       15.377007          76,089,512
 2009                              37,300,898        8.606602      to       14.012034          74,364,837
 2008                              39,248,388        1.289787      to        6.433855          56,274,290
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2012                              30,698,856       14.042863      to       14.166487          54,019,726
 2011                              38,098,834       12.758355      to       13.123601          61,453,126
 2010                              48,614,720       13.714290      to       14.408598          85,178,146
 2009                              54,318,440        1.668104      to       12.985726          84,843,363
 2008                              58,997,031        1.167979      to        1.291991          72,100,957
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2012                               2,409,209       16.506273      to       16.527510          38,131,991
 2011                               3,059,186       14.614533      to       14.896566          43,377,847
 2010                               3,259,279       14.833667      to       15.423915          47,687,718
 2009                               3,291,508        9.079939      to       12.340587          38,521,394
 2008                               3,191,364        9.512314      to       10.335807          31,445,022
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2012                                 674,601       11.669377      to       12.138297           8,019,261
 2011                                 257,902       10.835695      to       11.025993           2,816,976
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND+
 2012                                     553       11.244674      to       11.244674               6,221
 2011                                     588        9.662464      to        9.662464               5,679
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2012                                   5,767       11.076042      to       11.279374              65,223
 2011                                   2,004        9.668754      to        9.753198              19,524

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 2012                           0.50%     to       2.75%      0.95%     to       1.17%      10.79%     to       13.05%
 2011                           0.50%     to       2.75%      0.12%     to       0.99%      (2.77)%    to       (0.79)%
 2010                           0.85%     to       2.75%      0.95%     to       0.97%       6.58%     to        8.63%
 2009                           0.85%     to       2.70%      1.87%     to       1.87%      24.88%     to       27.21%
 2008                           0.85%     to       2.55%      0.09%     to       0.33%     (31.90)%    to      (30.73)%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2012                           0.85%     to       2.75%      3.14%     to       4.17%      (0.30)%    to        1.61%
 2011                           0.85%     to       2.75%      2.92%     to       3.60%       4.98%     to        7.00%
 2010                           0.85%     to       2.75%      5.13%     to       5.42%       2.54%     to        4.51%
 2009                           0.85%     to       2.70%      4.07%     to      16.26%      (2.68)%    to       (0.86)%
 2008                           0.85%     to       2.55%      4.76%     to       8.58%       9.48%     to       11.36%
INVESCO V.I. HIGH YIELD FUND
 2012                           1.70%     to       2.75%      4.73%     to       5.18%      14.00%     to       15.20%
 2011                           1.70%     to       2.75%      6.42%     to       6.96%      (1.78)%    to       (0.74)%
 2010                           1.70%     to       2.75%      9.91%     to      10.33%      10.49%     to       11.66%
 2009                           1.70%     to       2.50%      7.77%     to       8.95%      49.02%     to       50.21%
 2008                           1.70%     to       2.50%      4.89%     to       7.28%     (27.53)%    to      (26.95)%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2012                           0.50%     to       2.75%      1.35%     to       1.61%      12.40%     to       14.68%
 2011                           0.50%     to       2.75%      0.88%     to       1.54%      (9.27)%    to       (7.46)%
 2010                           0.50%     to       2.75%      0.98%     to       0.98%       9.80%     to       12.05%
 2009                           0.85%     to       2.70%      0.20%     to       2.78%      31.64%     to       33.77%
 2008                           0.85%     to       2.55%      0.88%     to       1.32%     (41.88)%    to      (37.64)%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2012                           0.50%     to       2.75%        --      to       0.07%       7.95%     to       10.07%
 2011                           0.50%     to       2.75%      0.09%     to       0.32%      (8.92)%    to       (6.97)%
 2010                           0.50%     to       2.75%      0.15%     to       0.15%      11.02%     to       13.21%
 2009                           0.85%     to       2.70%      1.41%     to       5.69%      26.75%     to       29.11%
 2008                           0.85%     to       2.55%      1.15%     to       1.49%     (30.32)%    to      (29.12)%
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2012                           0.50%     to       2.75%        --      to         --       10.81%     to       13.09%
 2011                           0.50%     to       2.75%        --      to         --       (3.42)%    to       (1.48)%
 2010                           0.50%     to       2.75%        --      to         --       25.05%     to       27.57%
 2009                           0.85%     to       2.70%      0.16%     to       0.79%      18.06%     to       19.87%
 2008                           0.95%     to       2.55%        --      to         --      (33.04)%    to      (31.96)%
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2012                           0.50%     to       2.70%      0.28%     to       0.82%       7.69%     to       10.09%
 2011                           0.50%     to       2.70%        --      to         --        8.36%     to       10.26%
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND+
 2012                           1.70%     to       1.70%      1.84%     to       1.84%      16.37%     to       16.37%
 2011                           1.70%     to       1.70%        --      to         --       (3.38)%    to       (3.38)%
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2012                           0.50%     to       1.45%      1.99%     to       2.03%      14.56%     to       15.65%
 2011                           0.50%     to       1.45%      0.89%     to       1.01%      (3.31)%    to       (2.47)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 FUND
 2012                               5,501,480      $12.261101      to      $14.065520         $73,105,787
 2011                               6,755,412       11.867867      to       13.358243          85,944,799
 2010                               7,174,063       11.669181      to       12.887393          88,889,078
 2009                               7,357,633       11.398168      to       12.351206          88,216,492
 2008                               7,334,791       10.931491      to       11.355894          81,616,048
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2012                               7,229,938       12.061955      to       16.514694          82,482,066
 2011                               9,078,405       10.348118      to       14.439786          89,491,258
 2010                              10,904,276       10.968761      to       15.616120         114,813,629
 2009                              11,829,859        9.896204      to       14.351903         113,334,310
 2008                              12,569,758        6.817920      to        7.143265          87,668,261
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2012                              16,290,731       15.080782      to       17.275233         242,309,617
 2011                              19,957,692       13.347677      to       14.994844         260,059,129
 2010                              23,969,303       13.551269      to       14.929411         313,497,451
 2009                              27,411,030       12.400343      to       13.383137         324,009,646
 2008                              30,936,194        9.236588      to       10.886366         300,456,558
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2012                              92,331,247        1.231691      to       15.051344         104,124,798
 2011                              112,390,857       1.090768      to       13.584833         113,273,595
 2010                              134,710,522       1.110089      to       14.090962         139,307,202
 2009                              155,129,464       0.996705      to       12.894155         145,184,245
 2008                              173,662,870       0.708958      to        0.785507         129,288,586
AMERICAN FUNDS BOND FUND
 2012                              15,660,878       12.424779      to       17.192190         240,330,684
 2011                              18,355,760       12.119852      to       16.454705         271,699,885
 2010                              22,387,628       11.741132      to       15.640595         317,448,285
 2009                              24,690,784       11.337777      to       14.819093         334,815,026
 2008                              24,895,637       11.336185      to       13.272523         305,335,613
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2012                               4,867,907       16.875417      to       18.937743          77,324,762
 2011                               5,838,450       14.152477      to       15.583345          76,861,299
 2010                               7,186,761       15.966312      to       17.249203         105,252,865
 2009                               8,574,573       14.686092      to       15.567817         113,978,572
 2008                               9,078,816        7.177236      to       11.033186          86,924,710
AMERICAN FUNDS GROWTH FUND
 2012                              47,094,015       16.857195      to       17.268006         608,651,148
 2011                              59,032,939       14.420984      to       15.055605         655,087,898
 2010                              72,779,687       15.194005      to       16.167182         854,449,095
 2009                              84,074,761       12.911636      to       14.001885         846,624,915
 2008                              91,418,142        5.694785      to        9.340560         673,837,383
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2012                              39,352,298       15.513115      to       16.570647         549,702,685
 2011                              49,589,308       13.572639      to       14.225175         598,947,672
 2010                              59,675,292       14.211420      to       14.614120         745,868,391
 2009                              68,951,723       13.109413      to       13.227376         785,763,429
 2008                              76,824,174        8.412561      to       10.164721         678,624,435

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 FUND
 2012                           0.85%     to       2.75%      1.74%     to       2.10%       3.31%     to        5.29%
 2011                           0.85%     to       2.75%      2.70%     to       4.07%       1.70%     to        3.65%
 2010                           0.85%     to       2.75%      2.72%     to       6.54%       2.38%     to        4.34%
 2009                           0.85%     to       2.75%      1.06%     to       1.66%       7.08%     to        8.77%
 2008                           0.85%     to       2.55%      5.30%     to       7.67%       0.88%     to        2.61%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2012                           0.85%     to       2.75%      2.38%     to       3.29%      14.37%     to       16.56%
 2011                           0.85%     to       2.75%      2.19%     to       2.54%      (7.44)%    to       (5.66)%
 2010                           0.85%     to       2.70%      2.60%     to       2.73%       8.81%     to       10.84%
 2009                           0.85%     to       2.70%      1.71%     to       2.45%      36.00%     to       38.54%
 2008                           0.85%     to       2.55%      0.78%     to       2.42%     (42.65)%    to      (41.67)%
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2012                           0.85%     to       2.80%      1.87%     to       1.95%      12.98%     to       15.21%
 2011                           0.85%     to       2.80%      1.55%     to       1.89%      (1.50)%    to        0.44%
 2010                           0.85%     to       2.80%      1.55%     to       1.89%       9.40%     to       11.55%
 2009                           0.85%     to       2.70%      2.22%     to       7.97%      20.68%     to       22.94%
 2008                           0.85%     to       2.55%      2.40%     to       3.06%     (31.29)%    to      (30.11)%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2012                           0.85%     to       2.75%      1.91%     to       2.19%      10.80%     to       12.92%
 2011                           0.85%     to       2.75%      1.78%     to       1.91%      (3.59)%    to       (1.74)%
 2010                           0.85%     to       2.75%      1.72%     to       1.89%       9.28%     to       11.38%
 2009                           0.85%     to       2.75%      1.39%     to       2.09%      24.50%     to       26.89%
 2008                           0.85%     to       2.55%      1.88%     to       2.56%     (38.11)%    to      (37.04)%
AMERICAN FUNDS BOND FUND
 2012                           0.85%     to       2.75%      2.43%     to       2.58%       2.52%     to        4.48%
 2011                           0.85%     to       2.75%      2.84%     to       3.35%       3.23%     to        5.21%
 2010                           0.85%     to       2.75%      3.07%     to      16.30%       3.56%     to        5.54%
 2009                           0.85%     to       2.75%      3.37%     to       6.56%       9.55%     to       11.65%
 2008                           0.85%     to       2.55%      5.01%     to       7.74%     (11.63)%    to      (10.12)%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2012                           0.85%     to       2.75%      0.90%     to       0.92%      19.24%     to       21.53%
 2011                           0.85%     to       2.75%      1.08%     to       1.49%     (11.36)%    to       (9.66)%
 2010                           0.85%     to       2.75%      1.50%     to       2.38%       8.72%     to       10.80%
 2009                           0.85%     to       2.75%      1.48%     to       1.79%      35.98%     to       41.10%
 2008                           0.85%     to       2.55%      1.80%     to       1.90%     (39.94)%    to      (38.91)%
AMERICAN FUNDS GROWTH FUND
 2012                           0.85%     to       2.75%      0.75%     to       0.86%      14.69%     to       16.89%
 2011                           0.85%     to       2.75%      0.60%     to       0.68%      (6.88)%    to       (5.09)%
 2010                           0.85%     to       2.75%      0.72%     to       1.39%      15.46%     to       17.68%
 2009                           0.85%     to       2.75%      0.67%     to       1.42%      32.14%     to       38.23%
 2008                           0.85%     to       2.55%      0.79%     to       0.91%     (45.39)%    to      (44.45)%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2012                           0.85%     to       2.75%      1.53%     to       1.76%      14.30%     to       16.49%
 2011                           0.85%     to       2.75%      1.37%     to       2.06%      (4.49)%    to       (2.66)%
 2010                           0.85%     to       2.75%      1.48%     to       2.40%       8.41%     to       10.48%
 2009                           0.85%     to       2.75%      1.63%     to       2.97%      24.96%     to       30.13%
 2008                           0.85%     to       2.55%      1.64%     to       1.98%     (39.42)%    to      (38.38)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2012                              11,485,798      $14.998581      to      $16.156198        $159,016,779
 2011                              14,177,221       13.075204      to       13.819428         169,374,968
 2010                              16,691,204       15.621900      to       16.199678         235,548,420
 2009                              18,754,257       14.982126      to       15.235831         250,870,138
 2008                              21,058,728        7.140203      to       10.739914         200,567,093
AMERICAN FUNDS NEW WORLD FUND
 2012                               2,722,685       16.796944      to       30.468166          70,629,591
 2011                               3,409,093       14.653549      to       26.080232          76,375,757
 2010                               4,408,169       17.504054      to       30.566229         116,824,292
 2009                               4,517,294       15.263363      to       26.152525         103,586,854
 2008                               4,592,499       14.217246      to       17.624614          71,751,140
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2012                               3,245,033       17.890749      to       20.383203          56,411,255
 2011                               4,044,948       15.560717      to       17.395051          60,564,986
 2010                               5,218,006       19.782555      to       21.697525          97,862,424
 2009                               5,868,465       16.610462      to       17.875929          91,552,717
 2008                               5,979,813        7.836227      to       11.177252          59,022,521
STERLING CAPITAL STRATEGIC
 ALLOCATION EQUITY VIF
 2012                                     431        9.322593      to        9.458683               4,023
 2011                                     431        8.381813      to        8.478707               3,618
 2010                                     454        9.221631      to        9.300283               4,193
 2009                                     443        8.178368      to        8.223417               3,624
 2008                                      33        6.658485      to        6.658485                 216
STERLING CAPITAL SELECT
 EQUITY VIF
 2012                                   3,260        9.247316      to        9.382311              30,166
 2011                                     266        8.218125      to        8.313135               2,200
 2010                                     293        8.697414      to        8.771606               2,564
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2012                                 180,209       11.761610      to       17.820243           2,126,145
 2011                                 198,578        9.948620      to       10.416537           2,074,711
 2010                                 208,135       10.568818      to       10.933880           2,299,638
 2009                                 210,121        9.317989      to        9.524881           2,027,539
 2008                                 172,867        6.652817      to        6.719519           1,158,160
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2012                                  76,368       12.331151      to       12.581729             953,347
 2011                                  85,331       11.466871      to       12.006207           1,015,821
 2010                                  86,661       11.074495      to       11.457098             988,122
 2009                                 116,453       10.533695      to       10.767656           1,253,511
 2008                                  56,833        9.941791      to       10.041380             569,209
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH FUND
 2012                               4,106,779        1.256731      to       16.061707           5,762,794
 2011                               5,103,446        1.141271      to       14.747381           6,168,754
 2010                               7,004,152        1.229017      to       16.073702           8,655,002
 2009                               9,146,588        0.973756      to       12.883733           8,724,305
 2008                              11,231,116        0.744658      to        0.788228           8,621,503

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2012                           0.85%     to       2.75%      1.44%     to       1.69%      14.71%     to       16.91%
 2011                           0.85%     to       2.75%      1.85%     to       2.13%     (16.30)%    to      (14.69)%
 2010                           0.85%     to       2.75%      2.02%     to       3.00%       4.33%     to        6.33%
 2009                           0.85%     to       2.70%      1.63%     to       4.85%      37.32%     to       41.86%
 2008                           0.85%     to       2.55%      2.20%     to       2.89%     (43.58)%    to      (42.61)%
AMERICAN FUNDS NEW WORLD FUND
 2012                           0.85%     to       2.75%      0.99%     to       1.15%      14.63%     to       16.82%
 2011                           0.85%     to       2.75%      1.40%     to       1.58%     (16.28)%    to      (14.68)%
 2010                           0.85%     to       2.75%      1.30%     to       1.60%      14.68%     to       16.88%
 2009                           0.85%     to       2.75%      0.65%     to       1.48%      45.60%     to       48.39%
 2008                           0.85%     to       2.55%      0.88%     to       1.22%     (43.83)%    to      (42.86)%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2012                           0.85%     to       2.75%      1.33%     to       1.36%      14.97%     to       17.18%
 2011                           0.85%     to       2.75%      1.34%     to       1.36%     (21.34)%    to      (19.83)%
 2010                           0.85%     to       2.75%      1.34%     to       1.75%      19.10%     to       21.38%
 2009                           0.85%     to       2.75%      0.29%     to       0.29%      54.22%     to       59.93%
 2008                           0.85%     to       2.55%        --      to         --      (54.70)%    to      (53.92)%
STERLING CAPITAL STRATEGIC
 ALLOCATION EQUITY VIF
 2012                           1.65%     to       1.95%      0.93%     to       0.94%      11.22%     to       11.56%
 2011                           1.65%     to       1.95%      0.74%     to       0.83%      (9.11)%    to       (8.83)%
 2010                           1.65%     to       1.95%      1.57%     to       1.58%      12.76%     to       13.10%
 2009                           1.65%     to       1.95%      1.34%     to       2.56%      22.83%     to       23.20%
 2008                           1.95%     to       1.95%     44.26%     to      44.26%     (35.99)%    to      (35.99)%
STERLING CAPITAL SELECT
 EQUITY VIF
 2012                           1.25%     to       1.55%      1.00%     to       1.55%      12.52%     to       12.86%
 2011                           1.25%     to       1.55%      1.09%     to       1.11%      (5.51)%    to       (5.23)%
 2010                           1.25%     to       1.55%      0.70%     to       0.70%      10.21%     to       10.54%
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2012                           1.25%     to       2.40%      0.28%     to       0.28%      11.62%     to       12.91%
 2011                           1.25%     to       2.45%        --      to         --       (5.87)%    to       (4.73)%
 2010                           1.25%     to       2.45%      0.06%     to       0.06%      13.42%     to       14.79%
 2009                           1.25%     to       2.45%        --      to         --       40.06%     to       41.75%
 2008                           1.25%     to       2.45%      0.26%     to       1.68%     (37.22)%    to      (36.71)%
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2012                           1.25%     to       2.40%      2.84%     to       2.84%       3.60%     to        4.79%
 2011                           1.25%     to       2.45%      3.59%     to       3.60%       3.54%     to        4.79%
 2010                           1.25%     to       2.45%      3.86%     to       3.86%       5.13%     to        6.40%
 2009                           1.25%     to       2.45%      3.97%     to       3.98%       5.95%     to        7.23%
 2008                           1.25%     to       2.45%      3.14%     to       3.37%      (0.41)%    to        0.39%
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH FUND
 2012                           1.70%     to       2.80%        --      to         --        8.91%     to       10.12%
 2011                           1.70%     to       2.80%        --      to         --       (8.16)%    to       (7.14)%
 2010                           1.70%     to       2.75%        --      to         --       24.90%     to       26.21%
 2009                           1.70%     to       2.65%        --      to         --       22.37%     to       23.54%
 2008                           1.70%     to       2.55%        --      to         --      (42.32)%    to      (41.83)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2012                               1,049,531      $15.144945      to      $18.771297          $1,149,387
 2011                                 620,826       12.699333      to       15.977806             591,440
 2010                                 563,848        0.816602      to       13.586960             576,988
 2009                                 600,606        0.696835      to       11.484638             524,401
 2008                                 278,910        0.494777      to        8.077427             161,397
FIDELITY VIP GROWTH PORTFOLIO
 2012                                  80,115       10.106895      to       16.590323             822,044
 2011                                 112,647        8.542843      to        8.945576           1,018,966
 2010                                  75,132        8.757723      to        9.061120             688,687
 2009                                  91,120        7.245745      to        7.407453             674,234
 2008                                  41,141        5.802725      to        5.861477             240,121
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2012                               1,947,489       16.176867      to       16.392891          22,688,722
 2011                               2,128,424       13.998493      to       14.500794          21,466,459
 2010                               2,047,545       14.471601      to       15.324656          21,142,827
 2009                               1,846,476        8.568084      to       13.464575          15,856,698
 2008                               1,248,237        6.291088      to        6.378773           7,911,864
FIDELITY VIP MID CAP
 PORTFOLIO
 2012                               1,420,742       15.766099      to       17.285596          16,146,040
 2011                               1,555,549       13.830958      to       15.501125          15,589,399
 2010                               1,580,222       15.592494      to       17.864704          18,010,375
 2009                               1,458,779       12.188298      to       14.274621          13,067,152
 2008                                 880,756        6.374875      to        6.461003           5,653,528
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2012                                  92,473       11.678349      to       22.119855           1,103,134
 2011                                 133,123        9.306424      to       17.884524           1,246,163
 2010                                 114,577       10.359870      to       20.200241           1,220,708
 2009                                  74,858        8.303199      to       16.426200             645,335
 2008                                  55,063        5.294088      to        5.349991             293,273
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2012                                  26,235       10.946791      to       11.601156             298,735
 2011                                  17,998        9.609176      to       15.344167             171,347
 2010                                  19,906        9.754780      to       10.007132             196,373
 2009                                  25,384        8.447292      to        8.588257             215,899
 2008                                  15,435        6.356132      to        6.404294              98,320
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2012                                   5,488       13.868175      to       13.941239              76,249
 2011                                   2,077       12.662760      to       12.710400              26,385
 2010                                   1,081       12.229504      to       12.229504              13,216
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2012                              16,023,287       15.650299      to       16.576719         265,268,303
 2011                              19,119,588       14.367859      to       14.903732         287,809,621
 2010                              21,762,416       13.932857      to       14.144624         314,415,455
 2009                              22,929,754       11.870451      to       12.799060         279,379,289
 2008                              25,339,236       10.091165      to       11.000356         267,705,070

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2012                           1.25%     to       2.75%        --      to         --       17.48%     to       19.26%
 2011                           1.25%     to       2.75%        --      to         --       (7.92)%    to       (6.53)%
 2010                           1.25%     to       2.20%      0.47%     to       0.83%      17.19%     to       18.31%
 2009                           1.25%     to       2.20%      0.42%     to       1.22%      40.84%     to       42.18%
 2008                           1.25%     to       2.20%        --      to         --      (28.78)%    to      (26.39)%
FIDELITY VIP GROWTH PORTFOLIO
 2012                           1.25%     to       2.40%      0.34%     to       0.36%      11.69%     to       12.98%
 2011                           1.25%     to       2.45%      0.13%     to       0.14%      (2.45)%    to       (1.28)%
 2010                           1.25%     to       2.45%      0.03%     to       0.03%      20.87%     to       22.32%
 2009                           1.25%     to       2.45%      0.21%     to       0.24%      24.87%     to       26.38%
 2008                           1.25%     to       2.45%      1.17%     to       3.66%     (43.74)%    to      (43.29)%
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2012                           0.50%     to       2.70%      1.15%     to       1.17%      13.05%     to       15.56%
 2011                           0.50%     to       2.70%      0.80%     to       1.29%      (5.38)%    to       (3.27)%
 2010                           0.50%     to       2.70%      1.47%     to       2.89%      13.82%     to       16.34%
 2009                           0.85%     to       2.70%      1.21%     to       4.26%      31.86%     to       34.32%
 2008                           0.85%     to       2.50%      3.06%     to       5.76%     (40.61)%    to      (39.95)%
FIDELITY VIP MID CAP
 PORTFOLIO
 2012                           0.50%     to       2.70%      0.40%     to       0.49%      11.51%     to       13.99%
 2011                           0.50%     to       2.70%      0.03%     to       0.03%     (13.23)%    to      (11.30)%
 2010                           0.50%     to       2.70%      0.17%     to       0.37%      25.15%     to       27.93%
 2009                           0.50%     to       2.70%      0.91%     to       0.91%      21.88%     to       36.03%
 2008                           0.85%     to       2.45%      0.44%     to       0.73%     (37.73)%    to      (37.06)%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2012                           1.25%     to       2.70%      0.36%     to       0.37%      23.68%     to       25.49%
 2011                           1.25%     to       2.70%      0.68%     to       0.72%     (11.46)%    to      (10.17)%
 2010                           1.25%     to       2.70%      0.31%     to       0.36%      22.98%     to       24.77%
 2009                           1.25%     to       2.70%      0.37%     to       0.81%      52.97%     to       55.20%
 2008                           1.25%     to       2.50%      2.75%     to       4.86%     (49.30)%    to      (48.87)%
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2012                           1.25%     to       2.45%      0.41%     to       0.54%      19.29%     to       20.73%
 2011                           1.25%     to       2.30%        --      to         --       (4.98)%    to       (3.98)%
 2010                           1.25%     to       2.15%      0.26%     to       0.32%      15.48%     to       16.52%
 2009                           1.25%     to       2.15%      0.02%     to       0.02%      32.90%     to       34.10%
 2008                           1.25%     to       2.15%      0.83%     to       1.21%     (38.19)%    to      (37.82)%
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2012                           0.50%     to       0.65%      3.43%     to       5.16%       9.52%     to        9.68%
 2011                           0.50%     to       0.65%      6.35%     to       6.82%       3.78%     to        3.93%
 2010                           0.50%     to       0.50%      4.48%     to       4.48%       8.69%     to        8.69%
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2012                           0.50%     to       2.75%      1.66%     to       1.83%       8.93%     to       11.23%
 2011                           0.50%     to       2.75%      1.26%     to       1.40%       3.12%     to        5.37%
 2010                           0.50%     to       2.75%      1.07%     to       1.07%      17.37%     to       20.02%
 2009                           0.85%     to       2.75%      1.21%     to       1.43%      14.16%     to       16.35%
 2008                           0.85%     to       2.55%      1.73%     to       1.75%     (28.94)%    to      (27.72)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2012                              44,978,105      $15.281162      to      $16.875821        $783,413,687
 2011                              54,907,285       13.643965      to       15.397947         866,473,608
 2010                              64,312,296       13.405873      to       15.458927       1,012,162,002
 2009                              72,313,630       11.971516      to       14.102498       1,030,824,743
 2008                              77,404,329       10.385353      to       11.435856         836,509,225
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2012                               3,189,398       12.661396      to       14.565563          37,642,123
 2011                               4,093,919       11.574093      to       13.323239          43,752,484
 2010                               4,980,000       11.851458      to       13.904421          55,031,262
 2009                               5,642,623       10.711239      to       12.814563          56,885,469
 2008                               6,152,151        7.561687      to        8.326926          48,694,052
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2012                                  59,996       16.807849      to       20.641837           1,210,389
 2011                                  72,790       13.512023      to       16.429225           1,171,672
 2010                                  86,450       14.669965      to       17.659480           1,493,387
 2009                                  92,773       12.421151      to       14.803805           1,343,385
 2008                                 137,146       10.630848      to       12.606898           1,683,490
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2012                               6,221,559       15.349634      to       17.404713          70,495,268
 2011                               7,670,769       13.965224      to       16.138689          79,698,492
 2010                               9,403,021       14.799448      to       17.431199         103,713,304
 2009                              10,543,565       11.695088      to       14.038705          93,841,932
 2008                              10,827,626        4.482015      to        8.215174          69,098,082
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2012                               1,409,166       17.732825      to       17.965353          15,778,584
 2011                               1,698,957       15.068984      to       15.597887          16,252,963
 2010                               1,853,607       15.754561      to       16.659671          18,685,692
 2009                               1,401,222        7.881408      to       13.337937          11,250,662
 2008                               1,004,698        6.021529      to        6.154292           6,302,537
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2012                              12,947,612       14.027463      to       15.291336         250,767,431
 2011                              14,667,741       12.512704      to       13.901316         257,179,250
 2010                              16,622,274       12.273319      to       13.909880         290,735,591
 2009                              17,511,097       11.124740      to       12.869844         282,189,435
 2008                              15,653,189        8.778651      to       12.729023         208,155,119
MUTUAL SHARES SECURITIES FUND
 2012                              23,164,409       14.655285      to       14.820917         355,309,139
 2011                              28,966,779       13.043277      to       13.185602         397,801,809
 2010                              34,697,310       13.257135      to       13.696286         492,841,333
 2009                              39,336,540       12.660577      to       15.724534         514,493,553
 2008                              42,471,162       10.174951      to       12.581516         454,398,236
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2012                               2,335,734       18.195185      to       27.192746          49,109,466
 2011                               2,951,238       16.491969      to       24.183491          56,219,294
 2010                               3,762,170       19.953020      to       28.922631          87,667,747
 2009                               3,572,745       17.459152      to       24.755366          73,714,398
 2008                               3,071,983       12.027511      to       14.404613          38,076,417

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2012                           0.50%     to       2.75%      6.10%     to       6.45%       9.60%     to       12.00%
 2011                           0.50%     to       2.75%      4.82%     to       5.66%      (0.39)%    to        1.78%
 2010                           0.50%     to       2.75%      3.07%     to       3.24%       9.62%     to       11.98%
 2009                           0.50%     to       2.75%      8.52%     to       8.52%      19.72%     to       31.92%
 2008                           0.85%     to       2.55%      5.41%     to       5.42%     (31.43)%    to      (30.25)%
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2012                           1.15%     to       2.75%      0.80%     to       0.82%       9.32%     to       11.09%
 2011                           0.85%     to       2.75%      0.66%     to       0.68%      (4.18)%    to       (2.34)%
 2010                           0.85%     to       2.75%      0.66%     to       0.83%       8.56%     to       10.65%
 2009                           0.85%     to       2.70%      1.38%     to       1.38%      26.28%     to       28.63%
 2008                           0.85%     to       2.55%      0.39%     to       1.27%     (36.18)%    to      (35.08)%
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2012                           1.40%     to       2.40%        --      to         --       24.39%     to       25.64%
 2011                           1.40%     to       2.40%      7.74%     to       8.74%      (7.89)%    to       (6.97)%
 2010                           1.40%     to       2.40%      2.86%     to       2.94%      18.11%     to       19.29%
 2009                           1.40%     to       2.40%     13.27%     to      13.27%      16.26%     to       17.43%
 2008                           1.40%     to       2.50%      1.04%     to       1.19%     (43.82)%    to      (43.20)%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2012                           0.85%     to       2.75%        --      to         --        7.84%     to        9.91%
 2011                           0.85%     to       2.75%        --      to         --       (7.41)%    to       (5.64)%
 2010                           0.85%     to       2.75%        --      to         --       24.17%     to       26.54%
 2009                           0.85%     to       2.75%        --      to         --       39.68%     to       42.36%
 2008                           0.85%     to       2.55%        --      to         --      (43.95)%    to      (42.98)%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2012                           0.50%     to       2.75%      0.70%     to       0.86%      15.18%     to       17.68%
 2011                           0.50%     to       2.75%      0.55%     to       0.58%      (6.37)%    to       (4.35)%
 2010                           0.50%     to       2.75%      0.51%     to       0.51%      24.75%     to       27.50%
 2009                           0.85%     to       2.70%      1.52%     to       1.52%      25.60%     to       28.06%
 2008                           0.85%     to       2.55%      0.85%     to       1.76%     (34.71)%    to      (33.59)%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2012                           0.50%     to       2.80%      6.85%     to       6.95%      10.00%     to       12.11%
 2011                           0.50%     to       2.80%      6.09%     to       6.41%      (0.06)%    to        1.95%
 2010                           0.50%     to       2.80%      0.72%     to       0.72%       8.14%     to       10.33%
 2009                           0.50%     to       2.75%      2.55%     to       2.55%      11.25%     to       22.70%
 2008                           0.85%     to       2.55%      2.87%     to       9.29%     (13.92)%    to      (13.27)%
MUTUAL SHARES SECURITIES FUND
 2012                           0.50%     to       2.75%      2.13%     to       2.41%      11.15%     to       13.63%
 2011                           0.50%     to       2.75%      2.44%     to       2.56%      (3.73)%    to       (1.61)%
 2010                           0.50%     to       2.75%      1.10%     to       1.52%       8.18%     to       10.50%
 2009                           0.85%     to       2.75%      0.24%     to       1.97%      22.63%     to       24.98%
 2008                           0.85%     to       2.55%      3.18%     to       3.31%     (38.70)%    to      (37.64)%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2012                           0.85%     to       2.75%      1.60%     to       1.71%      10.33%     to       12.44%
 2011                           0.85%     to       2.75%      0.20%     to       1.18%     (17.96)%    to      (16.39)%
 2010                           0.85%     to       2.70%      1.40%     to       1.79%      14.28%     to       16.83%
 2009                           0.85%     to       2.70%      4.92%     to       4.92%      67.86%     to       71.86%
 2008                           0.85%     to       2.55%      3.15%     to       5.57%     (53.82)%    to      (53.02)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
 FUND
 2012                              10,219,149      $14.078884      to      $15.045733        $131,974,526
 2011                              12,495,547       11.977254      to       13.080163         139,228,121
 2010                              14,178,560       13.485831      to       15.045462         180,227,519
 2009                              15,858,557       13.459441      to       14.252060         189,703,975
 2008                              18,026,176        8.211268      to        9.905208         160,378,422
TEMPLETON GROWTH SECURITIES
 FUND
 2012                              17,343,927       14.725005      to       15.087686         226,483,345
 2011                              21,888,051       12.228197      to       12.809585         241,244,696
 2010                              26,349,550       13.235127      to       14.154560         318,345,347
 2009                              30,282,834       12.995028      to       13.547219         347,264,414
 2008                              33,958,297        8.149626      to        9.996674         303,628,810
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2012                               5,529,851       13.707570      to       13.804833         113,098,587
 2011                               6,859,792       12.162700      to       12.517501         126,044,828
 2010                               7,992,904       12.611581      to       13.259276         155,194,908
 2009                               8,513,586       11.329533      to       12.172998         151,319,313
 2008                               8,398,704       14.666576      to       15.987575         125,652,233
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2012                               1,531,626       12.398153      to       14.446576          17,617,666
 2011                               1,829,214       11.443823      to       13.590297          19,594,014
 2010                               2,085,738       12.123922      to       14.674408          23,893,700
 2009                               2,250,585       10.523196      to       12.981022          22,593,292
 2008                               2,124,947        7.491831      to        7.981607          16,357,732
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2012                                 705,497       11.514010      to       14.472108           7,603,552
 2011                                 814,254       10.147083      to       12.998546           7,801,283
 2010                                 921,626       10.802373      to       14.118514           9,468,209
 2009                               1,031,940        8.781519      to        9.534345           9,420,541
 2008                                 854,493        7.106541      to        7.585679           6,267,170
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2012                               1,557,122       14.217363      to       14.750789          22,345,330
 2011                               1,601,855       12.341603      to       13.181378          20,322,857
 2010                               1,499,649       12.523396      to       13.673178          19,526,811
 2009                               1,205,381       11.012978      to       12.291339          13,956,074
 2008                                 554,688        9.822923      to        9.955924           5,488,788
HARTFORD BALANCED HLS FUND+
 2012                               9,299,392       11.676956      to       15.306417          16,214,421
 2011                              11,647,520       10.512754      to       14.079868          15,792,890
 2010                              13,816,874       10.291887      to       14.243950          17,960,669
 2009                              16,490,870        9.293434      to       13.103428          18,288,954
 2008                              20,473,735        0.719130      to        7.222661          16,400,077
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                              33,097,003       12.908256      to       13.061086         164,645,075
 2011                              37,874,588       10.603999      to       12.375247         166,428,046
 2010                              42,914,796       11.466077      to       11.937261         163,828,468
 2009                              48,035,422       10.718289      to       11.478424         145,838,795
 2008                              51,590,022        1.105264      to        9.060101          91,925,592

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
 FUND
 2012                           0.50%     to       2.75%      3.05%     to       3.06%      15.03%     to       17.55%
 2011                           0.50%     to       2.75%      1.78%     to       1.85%     (13.06)%    to      (11.19)%
 2010                           0.50%     to       2.75%      0.59%     to       0.95%       5.47%     to        7.84%
 2009                           0.85%     to       2.70%      3.48%     to       3.48%      33.20%     to       35.88%
 2008                           0.85%     to       2.55%      2.46%     to       4.61%     (41.88)%    to      (40.88)%
TEMPLETON GROWTH SECURITIES
 FUND
 2012                           0.50%     to       2.75%      2.00%     to       2.18%      17.78%     to       20.42%
 2011                           0.50%     to       2.75%      1.06%     to       1.27%      (9.50)%    to       (7.61)%
 2010                           0.50%     to       2.75%      1.27%     to       1.27%       4.48%     to        6.78%
 2009                           0.85%     to       2.75%      3.19%     to       3.19%      27.55%     to       29.99%
 2008                           0.85%     to       2.55%      1.69%     to       1.75%     (43.78)%    to      (42.81)%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2012                           0.50%     to       2.75%      2.57%     to       2.87%      10.28%     to       12.70%
 2011                           0.50%     to       2.75%      2.16%     to       2.18%      (5.59)%    to       (3.56)%
 2010                           0.50%     to       2.75%      0.17%     to       1.28%       8.92%     to       11.32%
 2009                           0.50%     to       2.75%        --      to         --       13.30%     to       19.97%
 2008                           0.85%     to       2.55%      1.85%     to       2.37%     (30.26)%    to      (29.06)%
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2012                           0.85%     to       2.75%        --      to         --        6.30%     to        8.34%
 2011                           0.85%     to       2.75%        --      to         --       (7.39)%    to       (5.61)%
 2010                           0.85%     to       2.75%        --      to         --       13.05%     to       15.21%
 2009                           0.85%     to       2.75%        --      to         --       29.36%     to       31.84%
 2008                           0.85%     to       2.50%      0.12%     to       0.14%     (36.91)%    to      (35.86)%
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2012                           0.85%     to       2.75%      1.53%     to       1.53%      11.34%     to       13.47%
 2011                           0.85%     to       2.75%      1.21%     to       1.22%      (7.84)%    to       (6.07)%
 2010                           0.85%     to       2.70%      1.79%     to       1.79%      11.23%     to       13.30%
 2009                           0.85%     to       2.55%      2.03%     to       2.27%      23.57%     to       25.69%
 2008                           0.85%     to       2.55%        --      to         --      (36.81)%    to      (35.72)%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2012                           0.30%     to       2.70%        --      to       6.12%      11.91%     to       14.62%
 2011                           0.50%     to       2.70%      5.69%     to       5.73%      (3.60)%    to       (1.45)%
 2010                           0.50%     to       2.70%      0.44%     to       1.12%      11.24%     to       13.72%
 2009                           0.50%     to       2.70%      7.94%     to       7.94%      10.13%     to       15.43%
 2008                           0.85%     to       2.45%      0.64%     to       0.64%      (0.70)%    to        0.44%
HARTFORD BALANCED HLS FUND+
 2012                           0.85%     to       2.75%      3.31%     to       5.55%       8.71%     to       11.07%
 2011                           0.85%     to       2.75%      1.40%     to       1.72%      (1.15)%    to        0.99%
 2010                           1.25%     to       2.75%      1.18%     to       1.51%       8.82%     to       10.74%
 2009                           1.25%     to       2.65%      1.64%     to       3.18%      26.57%     to       28.67%
 2008                           1.25%     to       2.55%      2.67%     to      14.16%     (33.53)%    to      (30.69)%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                           0.50%     to       2.80%      3.83%     to       4.07%       4.31%     to        7.00%
 2011                           0.30%     to       2.80%        --      to       0.20%       3.78%     to        6.04%
 2010                           0.50%     to       2.75%      3.32%     to      14.41%       4.34%     to        6.98%
 2009                           0.50%     to       2.70%      3.56%     to      10.99%       7.18%     to       11.95%
 2008                           0.85%     to       2.55%      6.83%     to      23.23%     (10.18)%    to       (8.99)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                              25,478,593      $15.138103      to      $16.433647        $142,494,694
 2011                              30,120,387       12.856297      to       14.317252         139,889,415
 2010                              34,527,013       14.584170      to       16.678412         162,240,133
 2009                              38,107,344       12.581225      to       14.800317         137,601,584
 2008                              38,470,316        0.848255      to        5.861911          69,455,306
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                              18,827,915       14.890759      to       15.542467         100,678,897
 2011                              23,223,587       13.508111      to       13.751180         105,474,269
 2010                              27,164,406       13.640428      to       13.738768         109,673,027
 2009                              30,099,497        8.881279      to       12.545314          92,708,467
 2008                              32,314,534        0.889157      to        7.184273          53,819,908
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                                  33,347       10.192580      to       16.651025             340,244
 2011                                  40,745        8.752406      to       14.448983             358,485
 2010                                  47,838        9.808925      to       16.364089             472,123
 2009                                  45,406        8.423321      to        8.595482             394,023
 2008                                  41,648        6.098927      to        6.147729             255,748
HARTFORD HEALTHCARE HLS FUND
 2012                                  68,159        2.478414      to        2.586919             176,031
 2011                                 118,801        2.096138      to        2.180271             258,792
 2010                                 152,576        1.970286      to        2.042198             310,998
 2009                                 192,356        1.876719      to        1.938428             372,357
 2008                                 201,819        1.560245      to        1.605923             323,713
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                                 256,643        7.966476      to        8.442850             689,814
 2011                                 285,126        6.927508      to       13.084231             559,775
 2010                                 412,985        8.145943      to       15.563803             847,930
 2009                                 556,748        7.100965      to        7.219531           1,060,074
 2008                                 612,639        1.183214      to        5.357859             783,203
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                               1,279,327       11.305738      to       15.949020          12,398,836
 2011                               1,505,933        9.694094      to       13.930671          12,356,809
 2010                               1,488,540        9.665415      to       14.148995          11,959,231
 2009                               1,330,826        8.547364      to       12.745706           8,846,609
 2008                                 942,561        6.769289      to        6.860722           3,890,433
HARTFORD GROWTH HLS FUND
 2012                                 135,049       10.212963      to       15.345232           1,187,943
 2011                                 139,485        8.838312      to       13.023500           1,061,553
 2010                                 128,885        9.948246      to       14.375631           1,069,501
 2009                                  65,931        8.540511      to        8.795528             447,560
 2008                                  76,344        6.519796      to        6.607896             322,129
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                               3,054,682       16.639067      to       16.665811          30,798,245
 2011                               3,500,154       13.181944      to       13.496611          28,353,767
 2010                               3,504,994       14.537981      to       15.216479          31,234,642
 2009                               3,051,229        7.807077      to       13.296868          23,134,664
 2008                               1,494,749        5.991598      to        6.075105           8,710,983

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                           0.50%     to       2.80%      1.17%     to       1.50%      14.78%     to       17.75%
 2011                           0.50%     to       2.80%      0.54%     to       1.72%     (14.07)%    to      (11.85)%
 2010                           0.50%     to       2.75%      0.71%     to       2.22%      13.06%     to       15.92%
 2009                           0.50%     to       2.70%      0.67%     to       2.36%      25.81%     to       41.79%
 2008                           0.85%     to       2.55%      1.56%     to       8.23%     (47.10)%    to      (44.67)%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                           0.50%     to       2.75%      2.33%     to       2.70%      10.24%     to       13.03%
 2011                           0.50%     to       2.75%      2.33%     to       4.90%      (1.68)%    to        0.81%
 2010                           0.50%     to       2.75%      3.81%     to       5.47%       9.87%     to       12.64%
 2009                           0.85%     to       2.70%      2.60%     to       6.09%      21.36%     to       23.62%
 2008                           0.85%     to       2.55%      1.90%     to      11.47%     (34.30)%    to      (31.56)%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                           1.40%     to       2.70%      0.65%     to       1.15%      15.24%     to       16.45%
 2011                           1.40%     to       2.70%      0.01%     to       0.02%     (11.70)%    to      (10.77)%
 2010                           1.40%     to       2.70%      0.86%     to       1.25%      12.92%     to       14.12%
 2009                           1.40%     to       2.50%      0.68%     to       0.82%      38.29%     to       39.82%
 2008                           1.40%     to       2.35%      1.56%     to       2.15%     (41.69)%    to      (41.32)%
HARTFORD HEALTHCARE HLS FUND
 2012                           1.40%     to       1.75%      0.10%     to       0.13%      18.24%     to       18.65%
 2011                           1.40%     to       1.75%        --      to         --        6.39%     to        6.76%
 2010                           1.40%     to       1.75%      0.02%     to       0.03%       4.99%     to        5.35%
 2009                           1.40%     to       1.75%      0.22%     to       0.33%      20.28%     to       20.71%
 2008                           1.40%     to       1.75%      0.14%     to       0.17%     (27.04)%    to      (26.78)%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                           1.25%     to       2.45%      0.55%     to       0.55%      20.42%     to       21.87%
 2011                           1.25%     to       2.40%      0.04%     to       0.04%     (15.93)%    to      (14.96)%
 2010                           1.25%     to       2.40%      0.27%     to       0.28%      11.54%     to       12.83%
 2009                           1.25%     to       2.15%      0.95%     to       1.28%      32.76%     to       33.96%
 2008                           1.40%     to       1.95%      0.38%     to       2.65%     (53.24)%    to      (48.99)%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                           0.85%     to       2.70%      1.46%     to       1.51%      14.49%     to       16.63%
 2011                           0.85%     to       2.70%      1.16%     to       1.74%      (1.54)%    to        0.30%
 2010                           0.85%     to       2.70%      1.34%     to       1.65%      11.01%     to       13.08%
 2009                           0.85%     to       2.70%      2.69%     to       5.36%      22.30%     to       24.58%
 2008                           0.85%     to       2.45%      2.86%     to       2.94%     (33.86)%    to      (33.15)%
HARTFORD GROWTH HLS FUND
 2012                           0.50%     to       2.45%        --      to         --       15.55%     to       17.83%
 2011                           0.50%     to       2.45%      0.16%     to       0.32%     (11.16)%    to       (9.41)%
 2010                           0.50%     to       2.45%      0.03%     to       0.03%      16.48%     to       18.77%
 2009                           0.85%     to       2.45%      0.46%     to       0.68%      30.99%     to       33.11%
 2008                           0.85%     to       2.45%      1.42%     to       2.65%     (38.66)%    to      (38.00)%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                           0.50%     to       2.70%        --      to         --       23.48%     to       26.23%
 2011                           0.50%     to       2.70%        --      to         --      (11.30)%    to       (9.33)%
 2010                           0.50%     to       2.70%      0.01%     to       0.02%      14.44%     to       16.98%
 2009                           0.85%     to       2.70%      0.64%     to       1.06%      26.15%     to       28.51%
 2008                           0.85%     to       2.50%      1.74%     to       2.99%     (41.05)%    to      (40.40)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2012                                 762,984      $16.893745      to      $19.492610         $10,017,305
 2011                                 724,559       10.168984      to       17.518678           8,356,503
 2010                                 552,464       14.257828      to       17.191017           6,324,090
 2009                                 440,506       11.453793      to       15.205597           2,951,638
 2008                                 302,155        7.575364      to        7.677483             876,287
HARTFORD INDEX HLS FUND
 2012                                 479,373        5.263116      to       16.107393           6,062,983
 2011                                  75,638        4.634372      to       14.035106             485,264
 2010                                  83,107        4.632617      to        4.709936             390,750
 2009                                  95,104        3.993420      to        4.173201             396,056
 2008                                 106,592        3.235025      to        3.363785             357,948
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                               2,673,219       14.390206      to       14.980051           9,070,977
 2011                               3,182,043       12.032333      to       12.842512           7,869,538
 2010                               3,633,463       14.056619      to       15.383572           9,734,896
 2009                               3,620,629        8.299619      to       13.890954           7,761,954
 2008                               4,762,560        0.962384      to        6.271971           6,399,332
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2012                                 179,534       11.889440      to       19.720394           2,146,368
 2011                                 223,316       10.348355      to       17.484643           2,348,290
 2010                                 233,483       10.556605      to       18.170055           2,495,390
 2009                                 223,610        8.461037      to       14.834730           1,923,520
 2008                                 127,256        5.770819      to        5.871243             731,948
HARTFORD MIDCAP HLS FUND
 2012                                 244,857        4.684135      to        4.776588           1,167,561
 2011                                 308,459        3.992995      to        4.065703           1,252,249
 2010                                 419,991        4.415804      to        4.489465           1,883,647
 2009                                 486,310        3.641698      to        3.696908           1,796,277
 2008                                 581,250        2.831583      to        2.870203           1,667,174
HARTFORD MIDCAP VALUE HLS
 FUND
 2012                                 106,437        1.945297      to       13.218340             331,642
 2011                                 133,060        1.455678      to        1.582737             258,234
 2010                                 183,279        1.632276      to        1.759701             391,891
 2009                                  99,737        1.376636      to        1.434963             141,727
 2008                                 161,982        0.975511      to        1.011759             162,966
HARTFORD MONEY MARKET HLS
 FUND
 2012                              169,707,075       8.923141      to        9.942655         195,450,120
 2011                              219,554,923       9.176539      to        9.972606         251,768,173
 2010                              232,493,202       9.447022      to        9.929523         267,244,595
 2009                              322,971,641       1.190879      to        9.714418         371,878,309
 2008                              492,151,315       0.989484      to        1.200294         559,945,375
HARTFORD SMALL COMPANY HLS
 FUND
 2012                               1,538,802       16.625441      to       16.747977           4,180,772
 2011                               1,950,407       14.555495      to       14.814915           4,322,079
 2010                               2,539,625       15.137320      to       15.801191           5,273,480
 2009                               3,082,549       12.255718      to       13.153937           5,122,989
 2008                               3,759,446        0.889390      to        6.664054           4,383,994

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2012                           0.50%     to       2.70%      8.36%     to       8.75%      11.27%     to       13.74%
 2011                           0.30%     to       2.70%        --      to       8.88%       1.69%     to        1.91%
 2010                           0.50%     to       2.70%      0.40%     to       0.57%      13.06%     to       15.57%
 2009                           0.85%     to       2.70%     11.66%     to      16.89%      46.46%     to       49.19%
 2008                           0.85%     to       2.45%     57.32%     to      114.51%    (26.72)%    to      (25.94)%
HARTFORD INDEX HLS FUND
 2012                           0.50%     to       1.55%      1.73%     to       1.83%      13.57%     to       14.77%
 2011                           0.50%     to       1.55%      0.64%     to       1.46%       0.04%     to        1.09%
 2010                           1.40%     to       1.55%      1.26%     to       1.48%      12.69%     to       12.86%
 2009                           1.40%     to       1.90%      1.79%     to       1.87%      23.44%     to       24.06%
 2008                           1.40%     to       1.90%      1.56%     to       1.77%     (38.45)%    to      (38.14)%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                           0.50%     to       2.75%      1.44%     to       1.97%      16.64%     to       19.60%
 2011                           0.50%     to       2.75%      0.05%     to       0.05%     (16.52)%    to      (14.40)%
 2010                           0.50%     to       2.75%      0.77%     to       2.21%      11.11%     to       13.92%
 2009                           0.85%     to       2.70%      2.34%     to       2.45%      29.90%     to       32.33%
 2008                           0.85%     to       2.55%      1.99%     to       5.86%     (43.85)%    to      (39.82)%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2012                           0.85%     to       2.70%      0.60%     to       0.60%      12.79%     to       14.89%
 2011                           0.85%     to       2.70%        --      to         --       (3.77)%    to       (1.97)%
 2010                           0.85%     to       2.70%      0.66%     to       0.71%      22.48%     to       24.77%
 2009                           0.85%     to       2.70%      0.33%     to       1.09%      43.93%     to       46.62%
 2008                           0.85%     to       2.50%      0.82%     to       1.58%     (44.45)%    to      (43.74)%
HARTFORD MIDCAP HLS FUND
 2012                           1.40%     to       1.55%      0.53%     to       0.58%      17.31%     to       17.48%
 2011                           1.40%     to       1.55%      0.16%     to       0.19%      (9.57)%    to       (9.44)%
 2010                           1.40%     to       1.55%      0.06%     to       0.06%      21.26%     to       21.44%
 2009                           1.40%     to       1.55%      0.29%     to       0.30%      28.61%     to       28.80%
 2008                           1.40%     to       1.55%      0.25%     to       0.26%     (36.48)%    to      (36.39)%
HARTFORD MIDCAP VALUE HLS
 FUND
 2012                           1.40%     to       2.45%      0.85%     to       0.89%      21.62%     to       22.91%
 2011                           1.40%     to       2.25%      0.01%     to       0.01%     (10.82)%    to      (10.06)%
 2010                           1.40%     to       2.25%      0.35%     to       0.36%      21.59%     to       22.63%
 2009                           1.40%     to       1.90%      0.50%     to       0.59%      41.12%     to       41.83%
 2008                           1.40%     to       1.90%      0.44%     to       0.50%     (41.49)%    to      (41.19)%
HARTFORD MONEY MARKET HLS
 FUND
 2012                           0.30%     to       2.80%        --      to         --       (2.76)%    to       (0.30)%
 2011                           0.30%     to       2.80%        --      to         --       (2.76)%    to       (0.27)%
 2010                           0.50%     to       2.75%        --      to         --       (2.71)%    to       (0.50)%
 2009                           0.85%     to       2.75%      0.06%     to       0.06%      (2.64)%    to       (0.78)%
 2008                           0.85%     to       2.55%      1.91%     to       2.06%      (0.69)%    to        1.27%
HARTFORD SMALL COMPANY HLS
 FUND
 2012                           0.50%     to       2.75%        --      to         --       12.22%     to       15.06%
 2011                           0.50%     to       2.75%        --      to         --       (6.24)%    to       (3.84)%
 2010                           0.50%     to       2.75%        --      to         --       20.48%     to       23.51%
 2009                           0.50%     to       2.70%      0.01%     to       0.01%      22.56%     to       25.84%
 2008                           1.25%     to       2.50%      0.29%     to       0.29%     (42.20)%    to      (36.34)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                                 107,494      $13.664294      to      $14.763938          $1,223,154
 2011                                 198,521       11.928041      to       12.683496           2,122,457
 2010                                 110,943       12.052733      to       12.612474           1,013,954
 2009                                  94,484        9.044730      to        9.314788             585,237
 2008                                  89,946        6.846178      to        6.938674             316,631
HARTFORD STOCK HLS FUND
 2012                               7,384,869       11.166146      to       16.833884           8,747,782
 2011                              10,191,662        0.827278      to        9.845249          10,241,194
 2010                              12,439,981        9.925827      to       15.800328          12,723,348
 2009                              15,739,815        0.769796      to        8.754833          13,926,333
 2008                              19,060,036        0.559049      to        6.263381          11,660,797
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                                 970,213       10.081092      to       11.394012           8,295,666
 2011                               1,416,801        9.962879      to       11.042990           8,798,938
 2010                               1,527,500       10.190023      to       10.582456           9,334,829
 2009                               1,344,197        9.612225      to        9.826349           7,467,343
 2008                               1,223,153        9.528529      to        9.624617           3,807,506
HARTFORD VALUE HLS FUND
 2012                                 192,619       15.130819      to       15.653317           1,577,097
 2011                                 190,994       13.287624      to       13.447480           1,339,984
 2010                                 194,340       13.784560      to       13.923997           1,422,123
 2009                                 110,390        8.528526      to        8.718814             688,288
 2008                                  60,414        7.027403      to        7.098480             223,238
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2012                               1,225,460       14.958339      to       15.105314          14,210,819
 2011                               1,337,721        9.777476      to       13.270158          13,399,869
 2010                               1,207,516        9.801022      to       13.496513          12,155,873
 2009                               1,072,421        8.850297      to       12.365206           9,689,644
 2008                                 657,572        7.192825      to        7.250974           4,756,804
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2012                                 579,345       14.888469      to       15.323942           5,895,608
 2011                                 637,314       13.472579      to       13.565036           5,781,325
 2010                                 660,174       13.796937      to       14.007941           6,150,898
 2009                                 605,279        8.408178      to       12.851649           5,117,535
 2008                                 366,599        6.626079      to        6.679716           2,440,396
AMERICAN FUNDS BOND HLS FUND
 2012                               2,974,291       12.297239      to       12.301958          33,037,180
 2011                               3,023,835       11.773192      to       12.030403          32,461,762
 2010                               3,258,127       11.178845      to       11.677091          33,538,046
 2009                               2,934,836       10.583985      to       11.301579          28,873,049
 2008                               1,451,873        8.832849      to        8.904119          12,902,737
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2012                                 370,709       12.129664      to       12.225408           4,302,645
 2011                                 422,308       11.528491      to       11.774767           4,700,603
 2010                                 432,776       11.110797      to       11.600595           4,696,215
 2009                                 451,342       10.650417      to       11.367217           4,737,292
 2008                                 279,328        9.689117      to        9.767251           2,721,688

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                           0.85%     to       2.45%        --      to         --       14.56%     to       16.40%
 2011                           0.85%     to       2.45%        --      to         --       (1.03)%    to        0.56%
 2010                           0.85%     to       2.45%        --      to         --       33.26%     to       35.40%
 2009                           0.85%     to       2.45%      0.09%     to       0.09%      32.11%     to       34.24%
 2008                           0.85%     to       2.45%      1.08%     to       1.91%     (35.52)%    to      (34.82)%
HARTFORD STOCK HLS FUND
 2012                           0.85%     to       2.75%      1.85%     to       2.17%      11.00%     to       13.42%
 2011                           0.85%     to       2.50%      1.12%     to       1.41%      (3.78)%    to       (1.93)%
 2010                           1.25%     to       2.75%      0.94%     to       1.30%      11.41%     to       13.38%
 2009                           1.25%     to       2.50%      1.25%     to       1.77%      37.70%     to       39.78%
 2008                           1.25%     to       2.50%      1.89%     to       5.35%     (44.68)%    to      (41.13)%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                           0.50%     to       2.45%      2.80%     to       2.84%       1.19%     to        3.18%
 2011                           0.50%     to       2.45%      1.86%     to       2.50%       2.34%     to        4.35%
 2010                           0.50%     to       2.70%      3.14%     to       4.38%       1.03%     to        3.28%
 2009                           1.25%     to       2.45%      0.03%     to       0.05%       0.88%     to        2.10%
 2008                           1.25%     to       2.45%      6.96%     to      16.44%      (2.62)%    to       (1.84)%
HARTFORD VALUE HLS FUND
 2012                           0.50%     to       2.70%      1.89%     to       2.32%      13.87%     to       16.40%
 2011                           0.50%     to       2.70%      1.68%     to       1.75%      (4.57)%    to       (2.45)%
 2010                           0.50%     to       2.70%      1.01%     to       1.24%      11.62%     to       14.10%
 2009                           1.25%     to       2.45%      2.15%     to       2.56%      21.36%     to       22.83%
 2008                           1.25%     to       2.45%      8.27%     to      15.93%     (33.85)%    to      (33.31)%
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2012                           0.50%     to       2.70%      1.51%     to       1.53%      12.72%     to       15.23%
 2011                           1.25%     to       2.70%      1.32%     to       1.33%      (1.68)%    to       (0.24)%
 2010                           1.25%     to       2.70%      1.58%     to       1.77%       9.15%     to       10.74%
 2009                           1.25%     to       2.70%      1.65%     to       1.87%      20.30%     to       22.06%
 2008                           1.25%     to       2.45%        --      to         --      (28.59)%    to      (28.01)%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2012                           0.50%     to       2.70%      1.17%     to       1.18%      10.51%     to       12.97%
 2011                           0.50%     to       2.70%      0.02%     to       0.03%      (3.82)%    to       (1.68)%
 2010                           0.50%     to       2.70%      2.74%     to       2.79%       9.00%     to       11.42%
 2009                           1.25%     to       2.70%      1.09%     to       1.50%      24.06%     to       25.88%
 2008                           1.25%     to       2.45%        --      to         --      (35.17)%    to      (34.65)%
AMERICAN FUNDS BOND HLS FUND
 2012                           0.50%     to       2.70%      2.58%     to       2.62%       2.22%     to        4.49%
 2011                           0.50%     to       2.70%      2.85%     to       2.94%       3.03%     to        5.32%
 2010                           0.50%     to       2.70%      2.12%     to       4.27%       3.32%     to        5.62%
 2009                           0.50%     to       2.70%      3.29%     to       3.29%       5.84%     to        9.25%
 2008                           1.25%     to       2.45%        --      to         --      (11.82)%    to      (11.11)%
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2012                           0.30%     to       2.70%        --      to       2.70%       3.01%     to        5.52%
 2011                           0.50%     to       2.70%      2.08%     to       2.42%       1.50%     to        3.76%
 2010                           0.50%     to       2.70%      0.89%     to       1.95%       2.05%     to        4.32%
 2009                           0.50%     to       2.70%        --      to         --        6.50%     to        6.52%
 2008                           1.25%     to       2.45%        --      to         --       (2.93)%    to       (2.15)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2012                               1,207,407      $15.362805      to      $16.341838         $11,932,791
 2011                               1,457,989       13.229196      to       14.313257          12,429,413
 2010                               1,595,108       13.953695      to       15.510807          14,565,144
 2009                               1,648,514       12.587813      to       14.303400          13,673,598
 2008                               1,150,363        5.958336      to        6.006580           6,891,232
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2012                                 326,289       15.135133      to       16.706891           3,446,588
 2011                                 425,089        9.749253      to       14.046325           3,722,272
 2010                                 428,370        9.783915      to       15.890613           4,200,789
 2009                                 382,638        8.892566      to       14.653651           3,416,000
 2008                                 264,144        6.300038      to        6.351012           1,673,223
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2012                                 985,664       14.439064      to       17.721296           8,935,634
 2011                               1,065,587       12.375597      to       15.448914           8,326,884
 2010                               1,085,276       15.354612      to       19.693321          10,690,711
 2009                                 860,699        8.023928      to       16.574641           7,029,674
 2008                                 520,455        5.013031      to        5.053663           2,622,803
AMERICAN FUNDS GROWTH HLS
 FUND
 2012                               5,413,543       16.084184      to       17.109723          56,492,571
 2011                               5,895,431       13.819059      to       14.951916          52,704,373
 2010                               6,006,471       14.480766      to       16.097075          56,818,498
 2009                               5,498,412       12.295824      to       13.971972          44,483,623
 2008                               3,301,903        5.783494      to        5.832309          19,213,474
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2012                               2,975,406       15.215935      to       15.373418          30,944,586
 2011                               3,232,843       13.051828      to       13.480080          28,728,041
 2010                               3,360,723       13.401152      to       14.148997          30,882,153
 2009                               3,157,635       12.121401      to       13.082250          26,452,328
 2008                               2,018,174        6.395572      to        6.447345          12,978,183
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2012                               4,292,661       13.146995      to       14.854603          38,366,054
 2011                               4,498,109       11.237801      to       12.979718          34,559,883
 2010                               3,957,805       13.167811      to       15.547919          35,916,769
 2009                               3,328,014        8.513844      to       14.939206          28,486,816
 2008                               1,950,069        5.990544      to        6.039025          11,752,320
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2012                                 696,793       14.493863      to       16.621163           7,300,897
 2011                                 861,908       12.399722      to       14.535810           7,873,773
 2010                                 972,017       14.529666      to       17.412164          10,192,701
 2009                                 841,006        8.768621      to       15.218783           7,555,070
 2008                                 574,363        5.905372      to        5.953164           3,409,654
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2012                               4,718,791        9.240778      to        9.417426          43,839,879
 2011                                 729,651       10.149291      to       10.219887           7,422,841
HUNTINGTON VA INCOME EQUITY
 FUND
 2012                               1,011,689       12.499385      to       16.386427           4,090,168
 2011                               1,006,903       11.573824      to       14.872659           2,608,841
 2010                               1,265,929       11.083867      to       13.961027           2,841,022
 2009                               1,355,757        8.156954      to       10.165737           2,660,201
 2008                               1,201,638        6.791597      to        8.570547           1,948,340

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2012                           0.50%     to       2.70%      2.55%     to       2.64%      14.17%     to       16.71%
 2011                           0.30%     to       2.70%        --      to       2.27%      (7.72)%    to       (5.48)%
 2010                           0.50%     to       2.70%      2.18%     to       3.11%       8.44%     to       10.85%
 2009                           0.50%     to       2.70%      1.52%     to       1.52%      25.88%     to       35.66%
 2008                           1.25%     to       2.45%        --      to         --      (40.88)%    to      (40.40)%
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2012                           0.50%     to       2.70%      1.02%     to       1.03%      18.94%     to       21.59%
 2011                           0.65%     to       2.70%      0.40%     to       1.14%     (11.61)%    to       (9.77)%
 2010                           1.25%     to       2.70%      0.92%     to       0.98%       8.44%     to       10.02%
 2009                           1.25%     to       2.70%      1.38%     to       1.78%      38.00%     to       40.02%
 2008                           1.25%     to       2.45%        --      to         --      (37.36)%    to      (36.85)%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2012                           0.50%     to       2.70%      1.15%     to       1.26%      14.71%     to       17.26%
 2011                           0.30%     to       2.70%        --      to       1.37%     (21.55)%    to      (19.64)%
 2010                           0.50%     to       2.70%      0.02%     to       0.02%      18.82%     to       21.46%
 2009                           1.25%     to       2.70%      0.07%     to       0.07%      56.49%     to       58.77%
 2008                           1.25%     to       2.45%        --      to         --      (50.31)%    to      (49.91)%
AMERICAN FUNDS GROWTH HLS
 FUND
 2012                           0.50%     to       2.70%      0.33%     to       0.34%      14.43%     to       16.98%
 2011                           0.30%     to       2.70%        --      to         --       (7.11)%    to       (4.86)%
 2010                           0.50%     to       2.70%      0.49%     to       2.18%      15.21%     to       17.77%
 2009                           0.50%     to       2.70%      0.90%     to       0.90%      22.96%     to       35.32%
 2008                           1.25%     to       2.50%      2.50%     to       5.18%     (42.59)%    to      (42.11)%
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2012                           0.50%     to       2.70%      1.21%     to       1.23%      14.05%     to       16.58%
 2011                           0.50%     to       2.70%        --      to         --       (4.73)%    to       (2.61)%
 2010                           0.50%     to       2.70%      0.98%     to       3.22%       8.15%     to       10.56%
 2009                           0.50%     to       2.70%      3.09%     to       3.09%      21.21%     to       27.37%
 2008                           1.25%     to       2.45%      3.11%     to       3.50%     (37.22)%    to      (36.71)%
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2012                           0.50%     to       2.70%      1.59%     to       1.59%      14.44%     to       16.99%
 2011                           0.50%     to       2.70%      1.68%     to       1.98%     (16.52)%    to      (14.66)%
 2010                           0.50%     to       2.70%      0.04%     to       1.08%       4.08%     to        6.39%
 2009                           1.25%     to       2.70%      1.45%     to       1.60%      38.95%     to       40.98%
 2008                           1.25%     to       2.45%        --      to         --      (40.45)%    to      (39.97)%
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2012                           0.50%     to       2.70%      1.58%     to       1.59%      14.35%     to       16.89%
 2011                           0.50%     to       2.70%      1.34%     to       1.54%     (16.52)%    to      (14.66)%
 2010                           0.50%     to       2.70%      0.27%     to       1.09%      14.41%     to       16.95%
 2009                           1.25%     to       2.70%      0.96%     to       1.17%      45.17%     to       47.29%
 2008                           1.25%     to       2.45%        --      to         --      (41.25)%    to      (40.78)%
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2012                           0.30%     to       1.50%      0.35%     to       0.44%      (8.95)%    to       (7.85)%
 2011                           0.30%     to       1.50%      0.30%     to       0.35%       1.51%     to        2.20%
HUNTINGTON VA INCOME EQUITY
 FUND
 2012                           0.50%     to       2.50%      2.35%     to       3.84%       8.00%     to       10.18%
 2011                           0.50%     to       2.50%      2.53%     to       3.99%       4.42%     to        6.53%
 2010                           0.50%     to       2.50%      2.20%     to       2.28%       9.03%     to       11.23%
 2009                           1.25%     to       2.50%        --      to         --       18.61%     to       20.10%
 2008                           1.25%     to       2.50%      5.83%     to      13.17%     (39.37)%    to      (35.42)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HUNTINGTON VA DIVIDEND
 CAPTURE FUND
 2012                               1,976,529      $16.495144      to      $17.146773          $6,725,084
 2011                               2,073,575       14.157771      to       14.872468           6,643,933
 2010                               2,104,367       13.557437      to       13.959851           6,813,766
 2009                               2,391,054        8.683354      to       12.074627           6,746,938
 2008                               2,597,572        7.028026      to        9.895638           6,019,722
HUNTINGTON VA GROWTH FUND
 2012                               1,358,845       10.320326      to       13.470859           2,409,286
 2011                               1,523,755        9.580449      to       12.257564           2,383,392
 2010                               1,673,865       10.132057      to       12.706602           2,648,146
 2009                               1,742,286        7.759225      to        9.455795           2,520,186
 2008                               1,539,638        6.775378      to        8.360654           1,918,602
HUNTINGTON VA MID CORP
 AMERICA FUND+
 2012                               1,704,345       16.584557      to       17.650513           7,107,999
 2011                                 952,696       14.545809      to       15.793327           3,835,552
 2010                               1,092,211       15.035192      to       16.654518           4,680,851
 2009                               1,171,122        8.558228      to       13.905379           4,214,191
 2008                               1,169,263        6.455900      to       10.621312           3,291,053
HUNTINGTON VA ROTATING
 MARKETS FUND
 2012                                 312,582       10.012370      to       15.159748           1,303,828
 2011                                 370,723        9.480418      to       14.534874           1,395,134
 2010                                 401,474        8.985110      to       13.948720           1,463,766
 2009                                 434,553        8.475971      to       13.323862           1,442,872
 2008                                 446,463        6.434817      to       10.242381           1,149,856
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2012                               1,179,556        1.319495      to       13.106421           5,219,797
 2011                               1,243,167        1.186366      to       11.550869           4,177,237
 2010                               1,398,823        1.375283      to       13.124958           5,294,304
 2009                               1,447,697        1.291504      to        8.209013           5,039,762
 2008                               1,488,254        0.992130      to        6.227854           3,605,752
HUNTINGTON VA MACRO 100 FUND
 2012                                 972,947       10.327723      to       15.076180           2,795,266
 2011                                 973,897        0.873638      to       13.697934           1,306,810
 2010                               1,123,495        0.907815      to       13.951935           1,372,231
 2009                               1,232,944        0.815654      to        9.122592           1,275,086
 2008                               1,225,650        0.686243      to        7.579899             943,741
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2012                                 740,411        1.162720      to       11.653432           3,217,238
 2011                                 670,708        1.153462      to       11.331771           3,132,291
 2010                                 800,793        1.123159      to       10.815613           3,164,414
 2009                                 844,366        1.097941      to       10.382301           3,030,159
 2008                                 816,450        1.067436      to        9.968448           2,494,020
HUNTINGTON VA SITUS FUND
 2012                               2,906,501        1.546104      to       18.849467           5,782,957
 2011                               3,407,378        1.292715      to       15.448454           5,425,312
 2010                               3,981,977        1.337624      to       15.668618           6,324,808
 2009                               4,273,563        1.058154      to        8.628205           5,219,891
 2008                               4,390,237        0.816019      to        6.571252           3,928,069

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HUNTINGTON VA DIVIDEND
 CAPTURE FUND
 2012                           0.50%     to       2.75%      3.88%     to       3.98%       8.44%     to       10.91%
 2011                           0.50%     to       2.50%      1.66%     to       5.11%       4.43%     to        6.54%
 2010                           0.50%     to       2.50%      1.87%     to       4.25%      12.28%     to       14.55%
 2009                           1.25%     to       2.50%        --      to         --       22.02%     to       23.55%
 2008                           1.25%     to       2.50%     10.83%     to      18.64%     (31.59)%    to      (29.86)%
HUNTINGTON VA GROWTH FUND
 2012                           0.50%     to       2.50%      0.33%     to       0.35%       7.72%     to        9.90%
 2011                           0.50%     to       2.50%      0.08%     to       0.25%      (5.44)%    to       (3.53)%
 2010                           0.50%     to       2.50%      0.13%     to       0.13%       7.15%     to        9.32%
 2009                           1.25%     to       2.50%        --      to         --       13.10%     to       14.52%
 2008                           1.25%     to       2.50%      1.08%     to       2.05%     (39.44)%    to      (34.95)%
HUNTINGTON VA MID CORP
 AMERICA FUND+
 2012                           0.50%     to       2.50%      0.20%     to       0.29%      11.76%     to       14.02%
 2011                           0.50%     to       2.50%      0.10%     to       0.76%      (5.17)%    to       (3.25)%
 2010                           0.50%     to       2.50%      0.52%     to       0.66%      19.77%     to       22.19%
 2009                           1.25%     to       2.50%        --      to         --       30.92%     to       32.56%
 2008                           1.25%     to       2.50%      1.22%     to       2.13%     (40.35)%    to      (39.57)%
HUNTINGTON VA ROTATING
 MARKETS FUND
 2012                           1.25%     to       2.50%      0.82%     to       1.58%       4.30%     to        5.61%
 2011                           1.25%     to       2.50%      0.11%     to       0.33%       4.20%     to        5.51%
 2010                           1.25%     to       2.50%      1.14%     to       1.15%       4.69%     to        6.01%
 2009                           1.25%     to       2.50%        --      to         --       30.09%     to       31.72%
 2008                           1.25%     to       2.50%      2.56%     to       8.52%     (43.50)%    to      (38.68)%
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2012                           0.50%     to       2.50%      0.82%     to       1.29%      11.22%     to       13.47%
 2011                           0.50%     to       2.50%      0.92%     to       1.92%     (13.74)%    to      (11.99)%
 2010                           0.50%     to       2.50%      1.27%     to       1.36%       6.49%     to        8.64%
 2009                           1.25%     to       2.50%      0.05%     to       0.06%      30.18%     to       31.81%
 2008                           1.25%     to       2.50%      2.74%     to       6.75%     (42.03)%    to      (40.18)%
HUNTINGTON VA MACRO 100 FUND
 2012                           0.50%     to       2.45%      0.58%     to       0.60%       7.94%     to       10.06%
 2011                           0.50%     to       2.50%      0.06%     to       0.86%      (3.76)%    to       (1.82)%
 2010                           0.50%     to       2.50%      0.77%     to       0.87%      11.30%     to       13.55%
 2009                           1.25%     to       2.50%        --      to         --       18.86%     to       20.35%
 2008                           1.25%     to       2.50%      1.92%     to       6.73%     (35.54)%    to      (28.46)%
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2012                           0.50%     to       2.50%      2.42%     to       2.49%       0.80%     to        2.84%
 2011                           0.50%     to       2.50%      2.00%     to       2.59%       2.70%     to        4.77%
 2010                           0.50%     to       2.50%      1.25%     to       2.20%       2.30%     to        4.36%
 2009                           1.25%     to       2.50%        --      to         --        2.86%     to        4.15%
 2008                           1.25%     to       2.50%      8.15%     to      12.13%      (1.40)%    to       (0.37)%
HUNTINGTON VA SITUS FUND
 2012                           0.50%     to       2.50%        --      to         --       19.60%     to       22.02%
 2011                           0.50%     to       2.50%      0.01%     to       0.03%      (3.36)%    to       (1.41)%
 2010                           0.50%     to       2.50%      0.22%     to       0.43%      26.41%     to       28.96%
 2009                           1.25%     to       2.50%        --      to         --       29.67%     to       31.30%
 2008                           1.25%     to       2.50%      0.24%     to       0.86%     (42.68)%    to      (37.24)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2012                                 136,090      $11.567545      to      $13.468330          $1,731,468
 2011                                  71,401       10.625321      to       12.240548             847,843
 2010                                   3,642       12.880117      to       12.880117              46,909
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                                 223,826       12.195606      to       14.912990           2,646,396
 2011                                 230,602       10.937377      to       13.624033           2,462,182
 2010                                 198,222       11.009334      to       14.057646           2,149,836
 2009                                 163,076        9.447071      to        9.674588           1,557,016
 2008                                  86,092        7.801894      to        7.906371             676,928
LORD ABBETT BOND DEBENTURE
 FUND
 2012                               1,020,556       14.131108      to       16.703358          14,184,226
 2011                               1,071,520       12.620165      to       15.249040          13,436,469
 2010                               1,162,022       12.150902      to       15.008519          14,179,268
 2009                               1,209,674       10.872900      to       13.728566          13,340,423
 2008                                 699,992        8.262872      to        8.373519           5,824,862
LORD ABBETT GROWTH AND INCOME
 FUND
 2012                                 235,029        9.124707      to        9.669329           2,235,361
 2011                                 308,881        8.342514      to       11.441826           2,666,369
 2010                                 321,742        9.102976      to       12.243627           3,003,789
 2009                                 331,753        7.945292      to        8.121819           2,678,133
 2008                                 255,356        6.848122      to        6.916778           1,761,482
MFS(R) CORE EQUITY SERIES
 2012                                 603,552       11.620997      to       16.613037           5,678,459
 2011                                 723,625       10.109013      to       14.684518           5,906,990
 2010                                 855,202       10.326139      to       15.242048           7,183,207
 2009                                 987,770        9.044579      to       13.359088           7,202,235
 2008                               1,124,917        4.353958      to        6.894720           6,297,672
MFS(R) GROWTH SERIES
 2012                               2,203,781       16.275030      to       16.804885          20,452,997
 2011                               2,374,218       13.971102      to       14.714807          19,076,490
 2010                               2,568,451       14.119829      to       15.174649          20,809,080
 2009                               2,539,500        5.254606      to        8.914161          18,226,877
 2008                               2,289,881        3.915227      to        6.530042          12,172,236
MFS(R) GLOBAL EQUITY SERIES
 2012                                 437,499       14.612304      to       19.929000           7,288,786
 2011                                 464,088       13.828035      to       16.295758           6,426,296
 2010                                 512,921       13.017715      to       17.177739           7,529,613
 2009                                 527,102       11.878862      to       15.418702           7,043,962
 2008                                 750,132        9.228134      to       11.782035           7,711,753
MFS(R) HIGH INCOME SERIES
 2012                               4,407,415       18.483806      to       19.038198          73,113,855
 2011                               4,821,654       16.253396      to       17.061870          70,952,605
 2010                               5,802,150       15.745804      to       16.846127          83,392,896
 2009                               6,290,333       13.841030      to       15.100408          80,170,617
 2008                               5,705,661        8.508150      to        9.590820          50,853,200

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2012                           0.50%     to       1.50%      0.59%     to       1.25%       8.94%     to       10.03%
 2011                           0.50%     to       1.45%      0.28%     to       0.40%      (5.86)%    to       (4.97)%
 2010                           0.50%     to       0.50%      0.42%     to       0.42%      18.43%     to       18.43%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                           0.85%     to       2.70%      2.99%     to       3.38%       9.46%     to       11.50%
 2011                           0.85%     to       2.70%      2.82%     to      23.73%      (2.47)%    to       (0.65)%
 2010                           0.85%     to       2.40%      2.92%     to       3.04%      12.05%     to       13.80%
 2009                           0.85%     to       2.15%      0.21%     to       3.57%      20.79%     to       22.36%
 2008                           0.85%     to       2.45%     11.02%     to      19.21%     (24.64)%    to      (23.83)%
LORD ABBETT BOND DEBENTURE
 FUND
 2012                           0.50%     to       2.70%      5.56%     to       5.97%       9.54%     to       11.97%
 2011                           0.50%     to       2.70%      5.35%     to      15.35%       1.60%     to        3.86%
 2010                           0.50%     to       2.70%      6.12%     to       6.41%       9.32%     to       11.75%
 2009                           0.50%     to       2.70%      5.84%     to      16.26%       8.73%     to       30.74%
 2008                           0.85%     to       2.45%     16.56%     to      18.22%     (19.56)%    to      (18.69)%
LORD ABBETT GROWTH AND INCOME
 FUND
 2012                           1.25%     to       2.45%      0.87%     to       1.00%       9.38%     to       10.70%
 2011                           0.50%     to       2.45%      0.73%     to       0.77%      (8.35)%    to       (6.55)%
 2010                           0.50%     to       2.45%      0.58%     to       0.60%      14.57%     to       16.83%
 2009                           1.25%     to       2.45%      1.00%     to       1.05%      16.02%     to       17.42%
 2008                           1.25%     to       2.45%      6.01%     to       7.42%     (34.86)%    to      (34.34)%
MFS(R) CORE EQUITY SERIES
 2012                           1.10%     to       2.70%      0.75%     to       0.78%      13.13%     to       14.96%
 2011                           1.10%     to       2.70%      0.87%     to       0.98%      (3.66)%    to       (2.10)%
 2010                           1.10%     to       2.70%      0.73%     to       1.07%      14.10%     to       15.93%
 2009                           0.95%     to       2.70%      1.67%     to       1.67%      28.91%     to       31.18%
 2008                           0.95%     to       2.50%      0.78%     to       0.78%     (40.66)%    to      (39.73)%
MFS(R) GROWTH SERIES
 2012                           0.50%     to       2.75%        --      to         --       14.20%     to       16.49%
 2011                           0.50%     to       2.75%      0.02%     to       0.19%      (3.03)%    to       (1.05)%
 2010                           0.50%     to       2.75%        --      to         --       12.21%     to       14.45%
 2009                           0.85%     to       2.55%      0.17%     to       0.30%      34.21%     to       36.51%
 2008                           0.85%     to       2.55%      0.23%     to       0.23%     (39.00)%    to      (37.95)%
MFS(R) GLOBAL EQUITY SERIES
 2012                           0.85%     to       2.50%      1.03%     to       1.27%      20.30%     to       22.30%
 2011                           0.85%     to       2.75%      0.74%     to       0.83%      (6.92)%    to       (5.13)%
 2010                           0.85%     to       2.50%      0.98%     to       1.01%       9.59%     to       11.41%
 2009                           0.85%     to       2.50%      2.19%     to       2.24%      28.72%     to       30.87%
 2008                           0.85%     to       2.50%      1.17%     to       1.18%     (35.41)%    to      (34.33)%
MFS(R) HIGH INCOME SERIES
 2012                           0.85%     to       2.75%      7.55%     to       7.88%      11.58%     to       13.72%
 2011                           0.85%     to       2.75%      5.70%     to      15.88%       1.28%     to        3.22%
 2010                           0.85%     to       2.75%      8.38%     to       8.38%      11.62%     to       13.76%
 2009                           0.85%     to       2.70%      3.20%     to       3.20%      41.22%     to       43.85%
 2008                           0.85%     to       2.55%      5.23%     to       7.65%     (30.29)%    to      (29.10)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2012                               1,159,708      $10.928172      to      $16.769657         $10,286,064
 2011                               1,469,276        6.300724      to        9.445792          11,299,773
 2010                               1,730,789        6.426421      to        9.495479          13,639,006
 2009                               2,124,311        5.861113      to        8.535636          15,171,344
 2008                               2,425,182        4.308344      to        6.184005          12,665,089
MFS(R) INVESTORS TRUST SERIES
 2012                               8,821,250       12.947102      to       15.044887          95,170,363
 2011                              11,543,812       10.955973      to       12.975161         106,104,005
 2010                              13,636,705       11.295940      to       13.634631         130,100,977
 2009                              15,504,702       10.254324      to       12.621503         135,280,667
 2008                              16,657,966        6.595768      to        8.149753         116,454,107
MFS(R) MID CAP GROWTH SERIES
 2012                               3,312,657        6.292057      to       18.380541          19,466,114
 2011                               3,997,375        5.446116      to       16.214434          20,537,953
 2010                               5,221,123        5.843870      to       17.751327          29,071,223
 2009                               5,591,683        4.545716      to       14.065549          24,402,994
 2008                               5,647,080        3.136146      to        3.233557          17,681,671
MFS(R) NEW DISCOVERY SERIES
 2012                               3,994,445       10.544547      to       23.855023          62,669,054
 2011                               5,163,096       18.295413      to       20.226875          67,973,864
 2010                               6,088,733       20.562993      to       23.170563          90,447,643
 2009                               7,298,241        8.222464      to       15.211050          80,594,539
 2008                               8,467,810        5.168903      to        9.400994          58,720,258
MFS(R) TOTAL RETURN SERIES
 2012                              21,225,795       13.548161      to       13.729253         315,385,211
 2011                              25,440,365       12.438064      to       12.516844         345,863,316
 2010                              29,017,282       12.305451      to       12.641987         395,780,837
 2009                              31,980,750       11.827007      to       14.627193         404,732,803
 2008                              34,789,260       10.592590      to       12.498652         380,930,633
MFS(R) VALUE SERIES
 2012                               5,634,579       14.748701      to       14.871543          86,066,142
 2011                               6,402,956       12.897618      to       13.039429          86,277,227
 2010                               6,837,270       13.023053      to       13.443928          95,533,071
 2009                               6,768,813       12.374329      to       15.328597          88,146,324
 2008                               5,867,518       11.556828      to       12.597874          66,474,407
MFS(R) RESEARCH BOND SERIES
 2012                               6,466,424       12.972863      to       13.176544          85,900,778
 2011                               6,808,775       12.178636      to       12.616431          85,737,316
 2010                               6,592,406       11.495054      to       12.148560          79,300,456
 2009                               5,542,044       11.593479      to       11.982110          63,395,804
 2008                               4,210,154        9.750337      to       10.403409          42,252,422
MFS(R) RESEARCH INTERNATIONAL
 SERIES
 2012                               1,562,453       13.944898      to       14.554676          20,403,493
 2011                               1,783,295       12.051524      to       12.819692          20,296,461
 2010                               1,874,782       13.637966      to       14.786061          24,340,466
 2009                               2,055,159       12.412738      to       13.723028          24,492,666
 2008                               2,273,342        8.987191      to        9.566686          21,061,688

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2012                           1.10%     to       2.70%        --      to       0.46%      13.86%     to       15.69%
 2011                           1.10%     to       2.55%      0.55%     to       0.55%      (1.96)%    to       (0.52)%
 2010                           1.10%     to       2.55%      0.44%     to       0.44%       9.65%     to       11.25%
 2009                           1.10%     to       2.55%      0.72%     to       0.72%      36.04%     to       38.03%
 2008                           1.10%     to       2.55%      0.58%     to       0.58%     (38.47)%    to      (37.57)%
MFS(R) INVESTORS TRUST SERIES
 2012                           0.85%     to       2.75%      0.88%     to       1.13%      15.95%     to       18.17%
 2011                           0.85%     to       2.75%      0.92%     to       0.93%      (4.84)%    to       (3.01)%
 2010                           0.85%     to       2.75%      1.18%     to       1.18%       8.09%     to       10.16%
 2009                           0.85%     to       2.70%      1.66%     to       1.66%      23.52%     to       25.82%
 2008                           0.85%     to       2.55%      0.65%     to       0.65%     (34.77)%    to      (33.65)%
MFS(R) MID CAP GROWTH SERIES
 2012                           0.85%     to       2.75%        --      to         --       13.36%     to       15.53%
 2011                           0.85%     to       2.75%        --      to         --       (8.56)%    to       (6.81)%
 2010                           0.85%     to       2.70%        --      to         --       26.20%     to       28.56%
 2009                           0.85%     to       2.70%      0.33%     to       0.33%      38.00%     to       40.58%
 2008                           0.85%     to       2.55%        --      to         --      (52.78)%    to      (51.97)%
MFS(R) NEW DISCOVERY SERIES
 2012                           0.65%     to       2.75%        --      to         --       17.94%     to       20.11%
 2011                           0.85%     to       2.75%        --      to         --      (12.70)%    to      (11.03)%
 2010                           0.85%     to       2.75%        --      to         --       32.64%     to       35.19%
 2009                           0.85%     to       2.55%        --      to         --       59.08%     to       61.80%
 2008                           0.85%     to       2.55%        --      to         --      (40.86)%    to      (39.84)%
MFS(R) TOTAL RETURN SERIES
 2012                           0.50%     to       2.75%      2.54%     to       3.08%       8.24%     to       10.38%
 2011                           0.50%     to       2.75%      3.56%     to       3.62%      (0.99)%    to        1.08%
 2010                           0.50%     to       2.75%        --      to         --        6.95%     to        9.09%
 2009                           0.85%     to       2.70%      3.75%     to       3.75%      14.89%     to       17.03%
 2008                           0.85%     to       2.55%      2.72%     to       3.11%     (24.10)%    to      (22.79)%
MFS(R) VALUE SERIES
 2012                           0.50%     to       2.75%      1.44%     to       1.73%      13.11%     to       15.30%
 2011                           0.50%     to       2.75%      1.42%     to       1.99%      (3.01)%    to       (0.96)%
 2010                           0.50%     to       2.75%        --      to         --        8.51%     to       10.66%
 2009                           0.85%     to       2.70%      0.76%     to       1.03%      19.19%     to       21.68%
 2008                           0.85%     to       2.55%      1.25%     to       1.77%     (34.28)%    to      (33.15)%
MFS(R) RESEARCH BOND SERIES
 2012                           0.50%     to       2.75%      2.36%     to       2.63%       4.44%     to        6.52%
 2011                           0.50%     to       2.75%      2.92%     to       4.19%       3.85%     to        5.95%
 2010                           0.50%     to       2.75%        --      to         --        4.55%     to        6.67%
 2009                           0.85%     to       2.70%      2.04%     to       2.04%      12.83%     to       15.18%
 2008                           0.85%     to       2.55%      2.51%     to       2.51%      (4.82)%    to       (3.19)%
MFS(R) RESEARCH INTERNATIONAL
 SERIES
 2012                           0.85%     to       2.75%      1.63%     to       2.94%      13.53%     to       15.71%
 2011                           0.85%     to       2.75%      1.99%     to       2.12%     (13.30)%    to      (11.63)%
 2010                           0.85%     to       2.75%      1.55%     to       1.55%       7.81%     to        9.87%
 2009                           0.85%     to       2.70%      1.84%     to       1.84%      27.37%     to       29.75%
 2008                           0.85%     to       2.55%      0.56%     to       0.83%     (43.85)%    to      (42.88)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
 2012                                 379,049      $12.462085      to      $14.183107          $4,981,965
 2011                                 419,371       10.895528      to       12.197402           4,790,149
 2010                                 466,426       11.222139      to       12.357294           5,453,876
 2009                                 505,154        9.927811      to       10.753312           5,185,311
 2008                                 277,825        7.797435      to        8.307570           2,224,424
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2012                                   9,304       10.402073      to       10.488588              96,822
 2011                                   1,934        9.493620      to        9.506683              18,375
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2012                                   1,462       14.419749      to       14.419749              21,086
 2011                                   1,485       12.660099      to       12.660099              18,803
 2010                                   1,975       14.750428      to       15.280107              29,387
 2009                                   1,978       13.242298      to       13.663124              26,402
 2008                                   3,119       10.185255      to       10.466966              31,960
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2012                                  35,872        9.805179      to       11.593941             414,538
 2011                                  41,592        8.659900      to       10.280734             418,322
 2010                                  45,021       10.252747      to       10.708596             450,737
 2009                                  56,164        9.025173      to        9.379470             481,784
 2008                                  67,903        6.265303      to        7.308137             475,749
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2012                                  89,954       11.271579      to       11.522602           1,029,040
 2011                                  11,186       10.219931      to       10.328117             115,017
UIF MID CAP GROWTH PORTFOLIO
 2012                                 181,860       11.888928      to       19.340060           2,105,964
 2011                                 245,325       11.052068      to       18.314240           2,662,967
 2010                                 228,605       12.007960      to       20.269856           2,711,084
 2009                                 211,783        9.155877      to       15.743768           1,923,240
 2008                                 136,133        5.790212      to        5.867795             794,251
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND+
 2012                                  69,297       12.298679      to       19.252196             836,670
 2011                                  71,387        9.964752      to       10.594517             743,637
 2010                                  89,684       10.128192      to       10.597346             939,652
 2009                                  86,325        8.495059      to        8.747530             751,663
 2008                                  59,488        6.255779      to        6.339560             377,827
MORGAN STANLEY -- FOCUS
 GROWTH PORTFOLIO
 2012                                     589        8.314405      to        8.314405               4,897
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO
 2012                                  33,561        5.104420      to        5.653693             180,121
 2011                                  33,004        4.710467      to        5.157715             162,285
 2010                                  40,704        5.246144      to        5.678500             221,757
 2009                                  44,840        4.244987      to        4.542372             196,847
 2008                                  49,548        2.571081      to        2.719763             131,135
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2012                                  15,178       10.870781      to       11.821534             171,993
 2011                                  13,573       10.267063      to       11.070503             144,190
 2010                                   1,983       11.168445      to       12.088848              23,302
 2009                                   1,666        8.644265      to        9.249819              15,201
 2008                                   1,674        5.538087      to        5.858325               9,698

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
 2012                           0.85%     to       2.50%      0.40%     to       0.77%      14.38%     to       16.28%
 2011                           0.85%     to       2.50%      0.88%     to       1.02%      (2.91)%    to       (1.29)%
 2010                           0.85%     to       2.50%      0.91%     to       1.00%      13.04%     to       14.92%
 2009                           0.85%     to       2.50%      1.47%     to       1.50%      27.32%     to       29.44%
 2008                           0.85%     to       2.50%      0.52%     to       0.63%     (37.67)%    to      (36.63)%
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2012                           0.50%     to       0.75%      1.64%     to       1.88%       9.15%     to        9.42%
 2011                           0.50%     to       0.65%      3.80%     to       4.01%      (5.06)%    to       (4.93)%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2012                           2.45%     to       2.45%      1.05%     to       1.05%      11.84%     to       11.84%
 2011                           2.05%     to       2.05%      1.14%     to       1.14%     (14.17)%    to      (14.17)%
 2010                           1.65%     to       2.05%      3.11%     to       3.12%       8.97%     to        9.41%
 2009                           1.65%     to       2.05%      0.16%     to       0.16%      30.01%     to       30.54%
 2008                           1.65%     to       2.05%      0.05%     to       0.34%     (47.03)%    to      (46.82)%
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2012                           1.75%     to       2.15%      0.87%     to       1.42%      12.77%     to       13.23%
 2011                           1.75%     to       2.15%      0.87%     to       0.87%       0.27%     to        0.68%
 2010                           1.65%     to       2.15%      1.11%     to       1.13%      13.03%     to       13.60%
 2009                           1.65%     to       2.15%      0.01%     to       0.01%      23.50%     to       24.11%
 2008                           1.40%     to       2.15%      0.65%     to       3.29%     (41.96)%    to      (41.52)%
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2012                           0.30%     to       1.45%      2.06%     to       2.40%      10.29%     to       11.57%
 2011                           0.30%     to       1.45%      0.49%     to       1.67%       2.20%     to        3.28%
UIF MID CAP GROWTH PORTFOLIO
 2012                           0.85%     to       2.70%        --      to         --        5.60%     to        7.57%
 2011                           0.85%     to       2.70%      0.23%     to       0.23%      (9.65)%    to       (7.96)%
 2010                           0.85%     to       2.70%        --      to         --       28.75%     to       31.15%
 2009                           0.85%     to       2.70%        --      to         --       53.18%     to       56.04%
 2008                           0.85%     to       2.45%      0.33%     to       0.60%     (45.89)%    to      (45.31)%
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND+
 2012                           0.85%     to       2.40%      0.65%     to       0.65%      14.30%     to       16.09%
 2011                           0.85%     to       2.45%      0.28%     to       0.61%      (1.61)%    to       (0.03)%
 2010                           0.85%     to       2.45%      0.87%     to       0.88%      19.23%     to       21.15%
 2009                           0.85%     to       2.45%      1.11%     to       1.14%      35.80%     to       37.98%
 2008                           0.85%     to       2.45%      0.25%     to       0.25%     (40.20)%    to      (39.56)%
MORGAN STANLEY -- FOCUS
 GROWTH PORTFOLIO
 2012                           2.15%     to       2.15%        --      to         --       11.41%     to       11.41%
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO
 2012                           1.35%     to       2.50%        --      to         --        8.36%     to        9.62%
 2011                           1.35%     to       2.50%        --      to         --      (10.21)%    to       (9.17)%
 2010                           1.35%     to       2.50%        --      to         --       23.58%     to       25.01%
 2009                           1.35%     to       2.50%        --      to         --       65.11%     to       67.01%
 2008                           1.35%     to       2.50%        --      to         --      (50.42)%    to      (49.84)%
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2012                           1.35%     to       2.20%        --      to         --        5.88%     to        6.78%
 2011                           1.35%     to       2.20%      0.14%     to       0.16%      (9.20)%    to       (8.42)%
 2010                           1.35%     to       2.50%        --      to         --       29.20%     to       30.69%
 2009                           1.35%     to       2.50%        --      to         --       56.09%     to       57.89%
 2008                           1.35%     to       2.50%      0.46%     to       0.53%     (49.48)%    to      (48.89)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MORGAN STANLEY --FLEXIBLE
 INCOME PORTFOLIO
 2012                                   6,472      $12.970010      to      $13.037470             $84,156
 2011                                   6,528       11.700689      to       11.755661              76,556
 2010                                   3,829       11.421484      to       11.469401              43,883
 2009                                   3,863       10.673124      to       10.712557              41,357
 2008                                   3,868        9.088189      to        9.117210              35,243
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2012                                  95,996        9.927679      to       10.148832             972,985
 2011                                  12,142        8.869117      to        8.963072             108,335
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 2012                               5,438,166        1.548002      to       15.076473           9,036,590
 2011                               6,617,853        1.338641      to       13.181602           9,146,485
 2010                               8,705,757        1.624525      to       16.190644          14,070,397
 2009                              10,858,761        1.361070      to        1.452890          15,386,774
 2008                              13,963,157        1.012127      to        1.071276          14,549,099
COLUMBIA VARIABLE PORTFOLIO
 -- HIGH INCOME FUND
 2012                               4,607,786        2.153769      to       18.289596          10,423,315
 2011                               5,639,212        1.903982      to       16.339068          10,989,710
 2010                               6,828,198        1.817245      to       15.759251          12,341,363
 2009                               8,290,544        1.651008      to       14.484465          13,440,768
 2008                              10,845,111        1.100653      to        1.164936          12,317,476
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND
 2012                               5,949,085        1.258311      to       15.188400           7,799,396
 2011                               7,287,366        1.142364      to       13.941301           8,462,648
 2010                               9,575,924        1.193073      to       14.736564          11,249,183
 2009                              11,489,193        1.022174      to       12.772817          11,487,598
 2008                              14,430,400        0.763373      to        0.808002          11,387,513
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND
 2012                               3,289,299        1.123871      to        1.225172           3,985,657
 2011                               4,008,963        1.019491      to        1.102523           4,299,557
 2010                               3,829,738        1.054243      to        1.131020           4,207,927
 2009                               4,515,328        0.952958      to        1.014216           4,470,805
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND
 2012                               4,898,196        1.251027      to       15.248518           6,709,942
 2011                               6,334,997        1.133734      to       13.964689           7,494,012
 2010                               8,292,114        1.184433      to       14.743215           9,759,600
 2009                              10,752,733        0.931266      to        0.991159          10,373,899
 2008                              13,985,416        0.753832      to        0.795926          10,829,714
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY FUND
 2012                               1,144,242        1.541885      to       13.580451           1,872,420
 2011                               1,543,365        1.408027      to       12.532397           2,187,763
 2010                               2,082,800        1.510522      to        1.626198           3,298,915
 2009                               2,568,897        1.319720      to        1.408758           3,525,414
 2008                               3,447,657        1.065417      to        1.127674           3,793,449

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MORGAN STANLEY --FLEXIBLE
 INCOME PORTFOLIO
 2012                           1.65%     to       1.70%      6.24%     to       6.24%      10.85%     to       10.90%
 2011                           1.65%     to       1.70%      5.02%     to       6.26%       2.44%     to        2.50%
 2010                           1.65%     to       1.70%      5.97%     to       6.00%       7.01%     to        7.07%
 2009                           1.65%     to       1.70%      7.04%     to       7.12%      17.44%     to       17.50%
 2008                           1.65%     to       1.70%      2.11%     to       2.53%     (23.21)%    to      (23.17)%
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2012                           0.30%     to       1.45%      0.62%     to       0.76%      11.94%     to       13.23%
 2011                           0.30%     to       1.45%      0.26%     to       0.82%     (11.31)%    to      (10.37)%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 2012                           1.70%     to       2.80%      0.94%     to       0.98%      14.38%     to       15.64%
 2011                           1.70%     to       2.80%      0.81%     to       0.84%     (18.50)%    to      (17.60)%
 2010                           1.70%     to       2.75%      0.68%     to       0.70%      10.65%     to       11.81%
 2009                           1.70%     to       2.55%      1.87%     to       1.90%      34.48%     to       35.62%
 2008                           1.70%     to       2.55%      1.25%     to       1.76%     (49.79)%    to      (49.36)%
COLUMBIA VARIABLE PORTFOLIO
 -- HIGH INCOME FUND
 2012                           1.70%     to       2.75%      5.30%     to       6.74%      11.94%     to       13.12%
 2011                           1.70%     to       2.75%      5.57%     to       7.21%       3.68%     to        4.77%
 2010                           1.70%     to       2.75%      7.54%     to       7.86%       8.92%     to       10.07%
 2009                           1.70%     to       2.65%     10.36%     to      10.36%      40.39%     to       41.73%
 2008                           1.70%     to       2.55%     10.06%     to      10.51%     (26.67)%    to      (26.05)%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND
 2012                           1.70%     to       2.80%      0.36%     to       0.36%       8.95%     to       10.15%
 2011                           1.70%     to       2.80%      0.44%     to       0.45%      (5.30)%    to       (4.25)%
 2010                           1.70%     to       2.75%      0.44%     to       0.44%      15.50%     to       16.72%
 2009                           1.70%     to       2.65%      0.65%     to       0.65%      25.31%     to       26.51%
 2008                           1.70%     to       2.55%      0.10%     to       0.10%     (42.78)%    to      (42.29)%
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND
 2012                           1.70%     to       2.50%      2.14%     to       2.22%      10.24%     to       11.12%
 2011                           1.70%     to       2.50%      2.23%     to       2.61%      (3.30)%    to       (2.52)%
 2010                           1.70%     to       2.50%      2.46%     to       2.66%      10.63%     to       11.52%
 2009                           1.70%     to       2.50%      4.00%     to       4.10%      20.94%     to       21.91%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND
 2012                           1.70%     to       2.75%      0.68%     to       1.02%       9.19%     to       10.35%
 2011                           1.70%     to       2.75%      0.29%     to       0.55%      (5.28)%    to       (4.28)%
 2010                           1.70%     to       2.75%      0.12%     to       0.12%      18.25%     to       19.50%
 2009                           1.70%     to       2.50%      0.75%     to       0.75%      23.54%     to       24.53%
 2008                           1.70%     to       2.50%      0.32%     to       0.33%     (40.94)%    to      (40.47)%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY FUND
 2012                           1.70%     to       2.75%        --      to         --        8.36%     to        9.51%
 2011                           1.70%     to       2.75%        --      to         --      (14.32)%    to      (13.42)%
 2010                           1.70%     to       2.55%        --      to         --       14.46%     to       15.44%
 2009                           1.70%     to       2.55%      0.11%     to       0.12%      23.87%     to       24.93%
 2008                           1.70%     to       2.55%        --      to         --      (44.99)%    to      (44.52)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH FUND
 2012                               7,972,016       $1.087562      to      $18.212065          $9,616,372
 2011                              10,071,191        0.992277      to       16.791689          10,570,666
 2010                              13,666,437        1.063187      to       18.181663          14,564,931
 2009                              18,395,926        0.831367      to       14.382918          14,934,968
 2008                              23,779,876        0.555411      to        0.587876          13,599,147
COLUMBIA VARIABLE PORTFOLIO
 -- DIVIDEND OPPORTUNITY
 FUND+
 2012                               1,030,694        9.497019      to        9.672993           9,901,448
 2011                               1,191,510        8.559404      to        8.622664          10,246,502
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2012                                  47,922        9.584110      to       10.156114             482,974
 2011                                  48,184        8.630210      to        9.036227             432,758
 2010                                  58,598        8.967505      to        9.277378             540,945
 2009                                  64,396        8.420109      to        8.607140             551,924
 2008                                  20,118        5.985860      to        6.045910             121,151
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                                 619,524       11.324646      to       17.046140           6,806,454
 2011                                 724,077        9.442914      to       14.478898           6,664,682
 2010                                 783,025       10.411249      to       16.261862           7,996,757
 2009                                 820,080        9.075111      to       14.439532           7,342,105
 2008                                 555,493        6.480915      to        6.567771           3,625,000
OPPENHEIMER MAIN STREET
 FUND(R) /VA
 2012                                 100,874       11.073999      to       16.287648           1,110,299
 2011                                 106,383        9.616108      to       14.306888           1,021,065
 2010                                 118,111        9.767795      to       14.700706           1,153,987
 2009                                 107,960        8.539296      to       13.000404             922,344
 2008                                  59,943        6.705097      to        6.755457             403,550
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA
 2012                                 480,151       12.696051      to       18.748471           5,931,035
 2011                                 562,694       10.881609      to       16.368904           5,999,393
 2010                                 610,439       11.242391      to       17.227479           6,773,021
 2009                                 641,212        9.213986      to       14.382713           5,861,068
 2008                                 359,086        6.698951      to        6.788641           2,422,359
OPPENHEIMER VALUE FUND/ VA
 2012                                  18,599        9.461400      to       10.026112             184,136
 2011                                  21,369        8.573920      to        8.977327             190,149
 2010                                  19,823        9.199060      to        9.516918             187,255
 2009                                  15,324        8.211525      to        8.393926             127,745
 2008                                   9,437        6.282392      to        6.345401              59,582
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                               1,730,044       13.046179      to       17.704317          23,058,536
 2011                               1,704,081       11.797815      to       16.309098          20,344,537
 2010                               1,770,887       12.287807      to       17.303702          21,958,810
 2009                               1,716,065       10.999008      to       15.777861          18,736,189
 2008                                 925,485        7.045284      to        7.140272           6,570,180

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH FUND
 2012                           1.70%     to       2.75%        --      to         --        8.46%     to        9.60%
 2011                           1.70%     to       2.75%        --      to         --       (7.64)%    to       (6.67)%
 2010                           1.70%     to       2.75%      0.07%     to       0.07%      26.55%     to       27.88%
 2009                           1.70%     to       2.65%        --      to         --       40.08%     to       41.42%
 2008                           1.70%     to       2.55%        --      to         --      (45.69)%    to      (45.23)%
COLUMBIA VARIABLE PORTFOLIO
 -- DIVIDEND OPPORTUNITY
 FUND+
 2012                           1.70%     to       2.80%        --      to         --       10.95%     to       12.18%
 2011                           1.70%     to       2.80%        --      to         --      (14.41)%    to      (13.77)%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2012                           1.25%     to       2.45%      0.40%     to       0.40%      11.05%     to       12.39%
 2011                           1.25%     to       2.45%      0.11%     to       0.11%      (3.76)%    to       (2.60)%
 2010                           1.25%     to       2.45%        --      to         --        6.50%     to        7.79%
 2009                           1.25%     to       2.45%      0.01%     to       0.01%      40.67%     to       42.36%
 2008                           1.25%     to       2.45%        --      to         --      (44.88)%    to      (44.44)%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                           0.85%     to       2.70%      1.89%     to       1.92%      17.73%     to       19.93%
 2011                           0.85%     to       2.70%      0.86%     to       1.05%     (10.96)%    to       (9.30)%
 2010                           0.85%     to       2.70%      1.08%     to       1.20%      12.62%     to       14.72%
 2009                           0.85%     to       2.70%      1.89%     to       1.89%      35.65%     to       38.18%
 2008                           0.85%     to       2.45%        --      to         --      (38.70)%    to      (38.04)%
OPPENHEIMER MAIN STREET
 FUND(R) /VA
 2012                           1.25%     to       2.40%      0.66%     to       0.66%      13.84%     to       15.16%
 2011                           1.25%     to       2.40%      0.57%     to       0.58%      (2.68)%    to       (1.55)%
 2010                           1.25%     to       2.40%      0.72%     to       0.86%      13.08%     to       14.39%
 2009                           1.25%     to       2.40%      1.21%     to       1.21%      24.96%     to       26.41%
 2008                           1.25%     to       2.15%        --      to         --      (36.40)%    to      (36.02)%
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA
 2012                           0.85%     to       2.70%      0.33%     to       0.33%      14.54%     to       16.67%
 2011                           0.85%     to       2.70%      0.38%     to       0.40%      (4.98)%    to       (3.21)%
 2010                           0.85%     to       2.70%      0.26%     to       0.42%      19.78%     to       22.01%
 2009                           0.85%     to       2.70%      0.45%     to       0.45%      33.24%     to       35.73%
 2008                           0.85%     to       2.45%        --      to         --      (36.23)%    to      (35.55)%
OPPENHEIMER VALUE FUND/ VA
 2012                           1.25%     to       2.45%      1.13%     to       1.22%      10.35%     to       11.68%
 2011                           1.25%     to       2.45%      0.88%     to       0.91%      (6.80)%    to       (5.67)%
 2010                           1.25%     to       2.45%      0.84%     to       0.89%      12.03%     to       13.38%
 2009                           1.25%     to       2.45%      0.34%     to       1.04%      29.37%     to       30.93%
 2008                           1.25%     to       2.45%        --      to         --      (41.61)%    to      (41.14)%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                           0.85%     to       2.70%      5.51%     to       5.85%       8.55%     to       10.58%
 2011                           0.85%     to       2.70%      9.09%     to       9.70%      (5.75)%    to       (3.99)%
 2010                           0.85%     to       2.70%     15.21%     to      15.63%       9.67%     to       11.72%
 2009                           0.85%     to       2.70%      2.13%     to       3.89%      51.22%     to       54.04%
 2008                           0.85%     to       2.45%        --      to         --      (31.10)%    to      (30.36)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                                 163,959      $10.968758      to      $11.624156          $2,453,434
 2011                                  64,051        9.843114      to       10.306896             702,368
 2010                                  55,503       10.129787      to       10.480475             627,010
 2009                                  34,566        9.051288      to        9.253044             316,761
 2008                                  14,863        6.860423      to        6.929740             102,589
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                                  26,718        7.944968      to       13.902110             209,457
 2011                                  34,887        6.610214      to       11.688567             227,998
 2010                                  10,499        7.567555      to        7.763364              80,957
 2009                                  10,071        7.217723      to        7.338204              73,361
 2008                                   6,938        5.844073      to        5.888359              40,729
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                                  44,962        7.562887      to        8.034559             351,891
 2011                                  45,155        6.360315      to        6.673092             295,074
 2010                                  37,709        7.851160      to        8.134685             301,731
 2009                                  38,166        7.316213      to        7.486362             282,525
 2008                                  11,979        6.018823      to        6.082250              72,546
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                                 124,851       11.643282      to       18.038393           2,037,385
 2011                                 150,277       10.034835      to       15.726231           2,223,226
 2010                                  27,671       10.665254      to       16.907758             310,558
 2009                                  21,205        8.431222      to        8.571990             179,698
 2008                                  11,497        6.560349      to        6.598994              75,622
PUTNAM VT VOYAGER FUND
 2012                                 177,838       10.136459      to       14.310109           2,352,712
 2011                                  55,647        9.580455      to       12.590426             690,523
 2010                                     729       15.402708      to       15.402708              11,236
JPMORGAN INSURANCE TRUST CORE
 BOND PORTFOLIO -- 1
 2012                               5,902,959       12.517433      to       12.555596          82,006,190
 2011                               6,560,815       12.069936      to       12.172408          87,932,368
 2010                               7,135,061       11.373639      to       11.602833          90,515,342
 2009                               7,636,323       10.542935      to       10.879732          90,092,930
 2008                               5,156,610        9.736334      to       10.505735          56,439,054
JPMORGAN INSURANCE TRUST U.S.
 EQUITY PORTFOLIO --1
 2012                                 502,862       14.318621      to       16.345889           7,260,683
 2011                                 679,912       12.336241      to       14.231411           8,437,083
 2010                                 755,738       12.741866      to       14.854531           9,668,261
 2009                                 791,608       11.371303      to       13.396659           9,070,657
 2008                                 860,583        8.300173      to        8.621776           7,484,287
JPMORGAN INSURANCE TRUST
 INTREPID MID CAP PORTFOLIO
 -- 1
 2012                                 550,950       11.662724      to       17.929904           8,595,927
 2011                                 666,974       10.169123      to       15.814407           9,039,740
 2010                                 725,896       10.456407      to       16.449289          10,115,535
 2009                                 799,238        8.858494      to       14.096719           9,463,584
 2008                                 850,964        6.611804      to        8.469233           7,534,356

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                           1.25%     to       2.45%      0.73%     to       0.73%      11.44%     to       12.78%
 2011                           1.25%     to       2.45%      3.67%     to       4.35%      (2.83)%    to       (1.66)%
 2010                           1.25%     to       2.45%      5.42%     to       5.50%      11.92%     to       13.27%
 2009                           1.25%     to       2.45%      5.82%     to       5.93%      31.94%     to       33.53%
 2008                           1.25%     to       2.45%        --      to         --      (33.27)%    to      (32.74)%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                           1.25%     to       2.30%      2.97%     to       3.01%      18.94%     to       20.19%
 2011                           1.25%     to       2.30%      1.16%     to       2.55%     (15.75)%    to      (14.85)%
 2010                           1.25%     to       2.15%      2.15%     to       7.70%       4.85%     to        5.79%
 2009                           1.25%     to       2.15%        --      to         --       23.51%     to       24.62%
 2008                           1.25%     to       2.15%        --      to         --      (44.71)%    to      (44.38)%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                           1.25%     to       2.50%      2.01%     to       2.16%      18.91%     to       20.40%
 2011                           1.25%     to       2.50%      3.01%     to       3.26%     (18.99)%    to      (17.97)%
 2010                           1.25%     to       2.50%      2.15%     to       3.50%       7.31%     to        8.66%
 2009                           1.25%     to       2.50%        --      to         --       21.56%     to       23.09%
 2008                           1.25%     to       2.50%        --      to         --      (42.60)%    to      (42.12)%
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                           1.25%     to       2.40%      0.44%     to       0.63%      14.70%     to       16.03%
 2011                           1.25%     to       2.40%      0.04%     to       0.55%      (6.99)%    to       (5.91)%
 2010                           1.25%     to       2.40%      0.28%     to       0.28%      23.00%     to       24.42%
 2009                           1.25%     to       2.15%      1.14%     to       1.76%      28.73%     to       29.90%
 2008                           1.25%     to       1.95%        --      to         --      (36.36)%    to      (36.06)%
PUTNAM VT VOYAGER FUND
 2012                           0.50%     to       1.45%      0.16%     to       0.36%      12.58%     to       13.66%
 2011                           0.50%     to       1.00%        --      to         --      (18.26)%    to       (4.20)%
 2010                           0.50%     to       0.50%        --      to         --       20.20%     to       20.20%
JPMORGAN INSURANCE TRUST CORE
 BOND PORTFOLIO -- 1
 2012                           1.25%     to       2.40%      4.47%     to       5.04%       2.83%     to        4.02%
 2011                           1.25%     to       2.40%      5.34%     to       5.68%       4.91%     to        6.12%
 2010                           1.25%     to       2.40%      3.63%     to       4.13%       6.65%     to        7.88%
 2009                           1.25%     to       2.40%      6.71%     to       6.71%       7.05%     to        8.28%
 2008                           1.25%     to       2.15%      5.70%     to       5.70%      (0.84)%    to       (0.47)%
JPMORGAN INSURANCE TRUST U.S.
 EQUITY PORTFOLIO --1
 2012                           1.35%     to       2.40%      1.46%     to       1.50%      14.86%     to       16.07%
 2011                           1.35%     to       2.40%      1.18%     to       1.19%      (4.19)%    to       (3.18)%
 2010                           1.35%     to       2.40%      0.86%     to       0.91%      10.88%     to       12.05%
 2009                           1.35%     to       2.40%      2.78%     to       2.78%      30.51%     to       31.89%
 2008                           1.35%     to       2.15%      1.12%     to       1.13%     (36.19)%    to      (35.67)%
JPMORGAN INSURANCE TRUST
 INTREPID MID CAP PORTFOLIO
 -- 1
 2012                           1.25%     to       2.40%      0.64%     to       0.74%      13.38%     to       14.69%
 2011                           1.25%     to       2.40%      0.79%     to       0.84%      (3.86)%    to       (2.75)%
 2010                           1.25%     to       2.40%      1.33%     to       1.56%      16.69%     to       18.04%
 2009                           1.25%     to       2.40%      1.67%     to       1.67%      32.45%     to       33.98%
 2008                           1.25%     to       2.15%      0.55%     to       0.55%     (40.12)%    to      (36.24)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
 EQUITY INDEX PORTFOLIO --1
 2012                               2,252,854      $13.055281      to      $15.731000         $29,044,210
 2011                               3,129,081       11.449213      to       13.941314          35,349,975
 2010                               3,531,055       11.410038      to       14.040281          39,745,472
 2009                               3,962,721        8.543247      to       12.570344          39,558,492
 2008                               3,976,359        6.841823      to        7.801356          31,843,554
JPMORGAN INSURANCE TRUST
 INTREPID GROWTH PORTFOLIO --
 1
 2012                                 264,863       13.104748      to       17.270884           3,513,548
 2011                                 315,544       11.420794      to       15.210382           3,633,009
 2010                                 343,848       10.767758      to       11.365424           3,936,629
 2009                                 380,646        9.476105      to        9.922386           3,798,663
 2008                                 385,721        7.208078      to        7.487459           2,910,662
JPMORGAN INSURANCE TRUST MID
 CAP GROWTH PORTFOLIO -- 1
 2012                                 558,702       11.780980      to       18.416365           8,359,518
 2011                                 764,849       10.273998      to       16.246268           9,980,892
 2010                                 840,976       11.084997      to       17.731483          11,817,527
 2009                                 953,831        8.934347      to       14.456538          10,825,577
 2008                                 983,107        6.324547      to        7.876044           7,926,275
JPMORGAN INSURANCE TRUST MID
 CAP VALUE PORTFOLIO -- 1
 2012                                 380,569       12.785886      to       18.823628           6,104,691
 2011                                 534,703       10.755075      to       16.016848           7,226,664
 2010                                 637,406       10.660006      to       16.058899           8,545,963
 2009                                 684,371        8.743408      to       13.323919           7,538,425
 2008                                 745,447        6.922182      to        8.337009           6,508,780
PUTNAM VT EQUITY INCOME FUND
 2012                                   1,759       12.488476      to       16.119278              27,304
 2011                                  31,532       13.527879      to       13.578750             426,630
PIMCO ALL ASSET PORTFOLIO
 2012                                  14,671       11.320194      to       11.527936             168,501
 2011                                  11,281       10.077613      to       10.091449             113,692
PIMCO EQS PATHFINDER
 PORTFOLIO
 2012                                  81,722       10.162951      to       10.389198             844,011
 2011                                  10,173        9.393438      to        9.492820              96,134
PIMCO GLOBAL MULTI-ASSET
 PORTFOLIO+
 2012                                   1,186       10.381024      to       10.381024              12,313
JENNISON 20/20 FOCUS
 PORTFOLIO
 2012                                  44,545        1.470740      to       15.458007             131,830
 2011                                  55,847        1.337415      to       14.171464             150,201
 2010                                  52,103        1.449157      to       15.049554             183,943
 2009                                  82,102        1.361803      to       14.215046             259,027
 2008                                 104,870        0.883954      to        9.158214             212,539
JENNISON PORTFOLIO
 2012                                  84,498        0.995530      to        7.762953             179,421
 2011                                 101,969        0.880678      to        6.802469             196,196
 2010                                 155,499        0.902404      to        6.904393             295,574
 2009                                 184,747        0.828961      to        6.282479             358,668
 2008                                 221,203        0.595194      to        4.468193             292,845

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
 EQUITY INDEX PORTFOLIO --1
 2012                           1.35%     to       2.40%      1.80%     to       1.88%      12.84%     to       14.03%
 2011                           1.35%     to       2.40%      1.63%     to       1.73%      (0.70)%    to        0.34%
 2010                           1.35%     to       2.40%      2.10%     to       2.21%      11.69%     to       12.87%
 2009                           1.25%     to       2.40%      3.49%     to       3.49%      23.44%     to       24.87%
 2008                           1.25%     to       2.15%      1.97%     to       1.97%     (38.54)%    to      (35.43)%
JPMORGAN INSURANCE TRUST
 INTREPID GROWTH PORTFOLIO --
 1
 2012                           1.35%     to       2.40%      0.61%     to       0.71%      13.55%     to       14.74%
 2011                           1.35%     to       2.40%        --      to       0.99%      (0.56)%    to        0.49%
 2010                           1.35%     to       2.15%      0.91%     to       0.93%      13.63%     to       14.54%
 2009                           1.35%     to       2.15%      0.80%     to       0.81%      31.47%     to       32.52%
 2008                           1.35%     to       2.15%      0.76%     to       0.77%     (40.51)%    to      (40.04)%
JPMORGAN INSURANCE TRUST MID
 CAP GROWTH PORTFOLIO -- 1
 2012                           1.25%     to       2.40%        --      to         --       13.36%     to       14.67%
 2011                           1.25%     to       2.40%        --      to         --       (8.38)%    to       (7.32)%
 2010                           1.25%     to       2.40%        --      to         --       22.65%     to       24.07%
 2009                           1.25%     to       2.40%        --      to         --       39.65%     to       41.27%
 2008                           1.25%     to       2.15%        --      to         --      (44.98)%    to      (41.53)%
JPMORGAN INSURANCE TRUST MID
 CAP VALUE PORTFOLIO -- 1
 2012                           1.25%     to       2.40%      1.04%     to       1.09%      17.52%     to       18.88%
 2011                           1.25%     to       2.40%      1.30%     to       1.33%      (0.26)%    to        0.89%
 2010                           1.25%     to       2.40%      1.13%     to       1.17%      20.53%     to       21.92%
 2009                           1.25%     to       2.40%      2.37%     to       2.37%      24.87%     to       26.31%
 2008                           1.25%     to       2.15%      0.01%     to       1.54%     (36.86)%    to      (34.13)%
PUTNAM VT EQUITY INCOME FUND
 2012                           0.50%     to       0.75%        --      to       2.23%      18.41%     to       18.71%
 2011                           0.50%     to       0.65%        --      to         --        1.26%     to        1.41%
PIMCO ALL ASSET PORTFOLIO
 2012                           0.50%     to       1.45%      5.06%     to       5.89%      13.16%     to       14.23%
 2011                           0.50%     to       0.65%      3.87%     to       4.59%       0.78%     to        0.91%
PIMCO EQS PATHFINDER
 PORTFOLIO
 2012                           0.30%     to       1.45%      0.83%     to       0.98%       8.19%     to        9.44%
 2011                           0.30%     to       1.45%      0.04%     to       0.12%      (6.07)%    to       (5.07)%
PIMCO GLOBAL MULTI-ASSET
 PORTFOLIO+
 2012                           1.45%     to       1.45%      3.07%     to       3.07%       7.21%     to        7.21%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2012                           1.40%     to       2.00%        --      to         --        8.43%     to        9.08%
 2011                           1.40%     to       2.15%        --      to         --       (6.54)%    to       (5.83)%
 2010                           1.40%     to       2.00%        --      to         --        5.24%     to        5.87%
 2009                           1.40%     to       2.15%        --      to         --       54.06%     to       55.22%
 2008                           1.40%     to       2.15%        --      to         --      (40.69)%    to      (40.24)%
JENNISON PORTFOLIO
 2012                           1.40%     to       2.35%        --      to         --       13.04%     to       14.12%
 2011                           1.40%     to       2.35%        --      to         --       (2.41)%    to       (1.48)%
 2010                           1.40%     to       2.35%      0.02%     to       0.02%       8.86%     to        9.90%
 2009                           1.40%     to       2.35%      0.28%     to       0.29%      39.28%     to       40.60%
 2008                           1.40%     to       2.35%      0.07%     to       0.07%     (39.01)%    to      (38.42)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2012                                  66,136       $1.211291      to       $1.308669             $84,945
 2011                                  67,140        1.083787      to        1.162753              76,221
 2010                                  73,378        1.176021      to        1.252920              89,904
 2009                                 224,107        1.040455      to        1.120566             237,711
 2008                                 146,144        0.760203      to        0.803702             114,639
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                                   4,448        0.982742      to        0.982742               4,371
 2011                                   4,451        0.821906      to        0.821906               3,658
 2010                                   6,429        0.989198      to        1.038159               6,456
 2009                                   6,449        0.885826      to        0.925036               5,791
 2008                                   6,472        0.661706      to        0.687546               4,335
LEGG MASON CLEARBRIDGE
 VARIABLE EQUITY INCOME
 BUILDER PORTFOLIO
 2012                                   5,511       10.320951      to       10.320951              56,878
 2011                                   6,501        9.164549      to        9.164549              59,573
 2010                                   9,725        8.613643      to        8.613643              83,764
 2009                                  10,830        7.781013      to        7.781013              84,268
 2008                                  12,313        6.420171      to        6.420171              79,048
LEGG MASON CLEARBRIDGE
 VARIABLE FUNDAMENTAL ALL CAP
 VALUE PORTFOLIO
 2012                                  68,458        9.383529      to        9.491930             649,498
 2011                                  85,182        8.292692      to        8.371736             712,907
 2010                                 107,471        8.882732      to        9.050534             972,469
 2009                                 130,364        7.763991      to        7.871215           1,025,780
 2008                                 154,959        6.116948      to        6.170510             955,897
WESTERN ASSET VARIABLE GLOBAL
 HIGH YIELD BOND PORTFOLIO+
 2012                                  25,904        2.134001      to        2.228629              57,261
 2011                                  30,330        1.835280      to        1.909972              57,558
 2010                                  43,306        1.836238      to        1.904292              82,118
 2009                                  42,808        1.626023      to        1.680391              71,655
 2008                                  58,287        1.063733      to        1.095461              63,689
LEGG MASON CLEARBRIDGE
 VARIABLE LARGE CAP VALUE
 PORTFOLIO
 2012                                 167,940        1.456722      to        1.485506             249,253
 2011                                 232,913        1.269877      to        1.293026             300,983
 2010                                 259,657        1.228844      to        1.249379             324,250
 2009                                 305,067        1.107607      to        1.157459             352,039
 2008                                 357,918        0.906691      to        0.942777             336,664
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2012                                 136,154       11.014058      to       15.339500           1,553,672
 2011                                 148,159        9.714248      to       13.754203           1,504,906
 2010                                 157,652       10.023866      to       14.428775           1,685,931
 2009                                 144,345        9.010887      to       13.186444           1,404,925
 2008                                 100,990        7.322402      to       10.893737             834,319
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                                  22,275       15.421242      to       16.984478             359,435
 2011                                  26,511       13.295328      to       14.475731             366,784
 2010                                  27,217       13.925507      to       14.988434             391,939
 2009                                  28,562       12.341037      to       13.131153             362,147
 2008                                  29,627        9.854026      to       10.365093             298,231

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2012                           1.40%     to       2.10%      0.54%     to       0.55%      11.76%     to       12.55%
 2011                           1.40%     to       2.10%      0.52%     to       0.52%      (7.84)%    to       (7.20)%
 2010                           1.40%     to       2.10%      0.33%     to       0.33%      11.03%     to       11.81%
 2009                           1.40%     to       2.30%      1.65%     to       1.65%      38.18%     to       39.43%
 2008                           1.40%     to       2.15%      1.39%     to       1.40%     (43.78)%    to      (43.36)%
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                           1.90%     to       1.90%        --      to         --       19.57%     to       19.57%
 2011                           1.90%     to       1.90%      0.45%     to       0.45%     (16.91)%    to      (16.91)%
 2010                           1.40%     to       1.90%      1.18%     to       1.18%      11.67%     to       12.23%
 2009                           1.40%     to       1.90%      1.29%     to       1.30%      33.87%     to       34.54%
 2008                           1.40%     to       1.90%      1.31%     to       1.84%     (51.42)%    to      (51.18)%
LEGG MASON CLEARBRIDGE
 VARIABLE EQUITY INCOME
 BUILDER PORTFOLIO
 2012                           1.40%     to       1.40%      2.78%     to       2.78%      12.62%     to       12.62%
 2011                           1.40%     to       1.40%      2.75%     to       2.75%       6.40%     to        6.40%
 2010                           1.40%     to       1.40%      3.86%     to       3.86%      10.70%     to       10.70%
 2009                           1.40%     to       1.40%      3.33%     to       3.33%      21.20%     to       21.20%
 2008                           1.40%     to       1.40%      0.68%     to       0.68%     (35.92)%    to      (35.92)%
LEGG MASON CLEARBRIDGE
 VARIABLE FUNDAMENTAL ALL CAP
 VALUE PORTFOLIO
 2012                           1.40%     to       1.60%      1.57%     to       1.75%      13.15%     to       13.38%
 2011                           1.40%     to       1.60%      1.25%     to       1.37%      (7.68)%    to       (7.50)%
 2010                           1.40%     to       1.90%      0.19%     to       1.65%      14.41%     to       14.98%
 2009                           1.40%     to       1.90%      1.33%     to       1.33%      26.93%     to       27.56%
 2008                           1.40%     to       1.90%      1.26%     to       1.43%     (37.77)%    to      (37.46)%
WESTERN ASSET VARIABLE GLOBAL
 HIGH YIELD BOND PORTFOLIO+
 2012                           1.40%     to       1.75%      6.42%     to       7.48%      16.28%     to       16.68%
 2011                           1.40%     to       1.75%      6.10%     to       7.94%      (0.05)%    to        0.30%
 2010                           1.40%     to       1.75%      8.95%     to       9.01%      12.93%     to       13.32%
 2009                           1.40%     to       1.75%      9.34%     to      10.84%      52.86%     to       53.40%
 2008                           1.40%     to       1.75%      7.68%     to      11.09%     (32.03)%    to      (31.79)%
LEGG MASON CLEARBRIDGE
 VARIABLE LARGE CAP VALUE
 PORTFOLIO
 2012                           1.40%     to       1.55%      2.04%     to       2.34%      14.71%     to       14.89%
 2011                           1.40%     to       1.55%      2.16%     to       2.27%       3.34%     to        3.49%
 2010                           1.40%     to       1.55%      2.85%     to       2.93%       7.78%     to        7.94%
 2009                           1.40%     to       1.90%      1.86%     to       1.93%      22.16%     to       22.77%
 2008                           1.40%     to       1.90%      1.00%     to       1.06%     (36.84)%    to      (36.52)%
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2012                           0.85%     to       2.50%      1.31%     to       1.32%      11.53%     to       13.38%
 2011                           0.85%     to       2.50%      1.02%     to       1.03%      (4.68)%    to       (3.09)%
 2010                           0.85%     to       2.50%      0.10%     to       0.10%       9.42%     to       11.24%
 2009                           0.85%     to       2.50%      3.63%     to       3.72%      21.05%     to       23.06%
 2008                           0.85%     to       2.50%      1.86%     to       1.86%     (33.89)%    to      (30.20)%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                           1.35%     to       2.50%      1.49%     to       1.52%      15.99%     to       17.33%
 2011                           1.35%     to       2.50%      1.33%     to       1.35%      (4.53)%    to       (3.42)%
 2010                           1.35%     to       2.50%      0.13%     to       0.13%      12.84%     to       14.14%
 2009                           1.35%     to       2.50%      4.32%     to       4.33%      25.24%     to       26.69%
 2008                           1.35%     to       2.50%      2.28%     to       2.31%     (37.39)%    to      (36.66)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                               2,308,545      $10.092241      to      $10.441741         $23,600,563
 2011                               1,209,192        9.121149      to        9.222875          11,104,509
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2012                                 282,900        9.767694      to        9.924071           2,783,539
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2012                                   5,180        1.461617      to       15.095876              20,222
 2011                                  10,126        1.248140      to        1.248140              12,638
 2010                               1,638,774        1.194023      to        1.194023           1,908,954
 2009                                  19,321        1.073635      to        1.073635              19,724
 2008                                  18,353        0.947268      to        0.947268              16,754
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2012                                  10,722        1.639407      to        1.639407              17,578
 2011                                   6,897        1.566088      to        1.566088              10,802
 2010                                   6,897        1.465421      to        1.465421              10,108
 2009                                   6,897        1.387455      to        1.387455               9,569
 2008                                   6,897        1.255427      to        1.255427               8,659
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2012                                  22,196        1.246468      to        1.315436              28,343
 2011                                  23,840        1.062802      to        1.116024              25,865
 2010                                  25,517        1.106480      to        1.156101              28,778
 2009                                  17,127        0.990225      to        1.029466              17,277
 2008                                  19,588        0.863150      to        0.892888              17,249
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2012                               1,186,484        0.918360      to        1.668898           1,378,829
 2011                               1,533,104        0.828268      to        1.487983           1,536,435
 2010                               1,638,774        0.973781      to        1.729386           1,908,954
 2009                                  19,321        0.962713      to        0.962713              19,724
 2008                                  18,353        0.870506      to        0.870506              16,754
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2012                                 131,157       12.513990      to       12.903704           1,598,916
 2011                                 147,013       11.867818      to       12.085448           1,686,200
 2010                                 153,497       12.720756      to       12.793044           1,871,368
 2009                                   8,153        1.322620      to        1.356932              10,873
 2008                                   7,325        0.882620      to        0.902819               6,505
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2012                                     290       17.968169      to       17.968169               5,194
 2011                                     259       15.468782      to       15.468782               3,999
 2010                                     222       15.612951      to       15.612951               3,469
 2009                                     223       11.675368      to       11.675368               2,609
 2008                                     225        8.434447      to        8.434447               1,898
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2012                                 977,638       12.214883      to       12.892309          12,220,444
 2011                               1,219,642       10.975750      to       11.332506          13,567,829
 2010                               1,402,515       12.132226      to       12.253941          17,086,708

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                           0.85%     to       2.75%        --      to         --       10.65%     to       12.77%
 2011                           1.35%     to       2.75%        --      to         --       (8.79)%    to       (7.77)%
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2012                           0.85%     to       2.75%        --      to         --       (2.32)%    to       (0.76)%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2012                           1.35%     to       2.10%      0.75%     to       0.75%      10.69%     to       11.52%
 2011                           1.85%     to       1.85%      3.15%     to       3.15%       4.53%     to        4.53%
 2010                           1.85%     to       1.85%      1.79%     to       1.79%      11.21%     to       11.21%
 2009                           1.85%     to       1.85%      2.06%     to       2.06%      13.34%     to       13.34%
 2008                           1.85%     to       1.85%      2.46%     to       2.46%     (30.41)%    to      (30.41)%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2012                           1.35%     to       1.35%      1.41%     to       1.41%       4.68%     to        4.68%
 2011                           1.35%     to       1.35%      2.67%     to       2.67%       6.87%     to        6.87%
 2010                           1.35%     to       1.35%      3.38%     to       3.38%       5.62%     to        5.62%
 2009                           1.35%     to       1.35%      4.51%     to       4.51%      10.52%     to       10.52%
 2008                           1.35%     to       1.35%      4.78%     to       4.78%       1.01%     to        1.01%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2012                           1.35%     to       1.85%      1.32%     to       1.35%      17.28%     to       17.87%
 2011                           1.35%     to       1.85%      0.54%     to       0.54%      (3.95)%    to       (3.47)%
 2010                           1.35%     to       1.85%      0.86%     to       0.86%      11.74%     to       12.30%
 2009                           1.35%     to       1.85%      2.03%     to       2.03%      14.72%     to       15.30%
 2008                           1.35%     to       1.85%      1.91%     to       1.94%     (37.64)%    to      (37.32)%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2012                           1.35%     to       2.50%      1.64%     to       1.67%      10.88%     to       12.16%
 2011                           1.35%     to       2.50%      0.65%     to       0.67%     (14.94)%    to      (13.96)%
 2010                           1.85%     to       1.85%        --      to         --       13.37%     to       13.90%
 2009                           1.85%     to       1.85%      3.15%     to       3.15%      10.59%     to       10.59%
 2008                           1.85%     to       1.85%      1.98%     to       1.98%     (44.45)%    to      (44.45)%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2012                           1.25%     to       2.50%        --      to         --        5.44%     to        6.77%
 2011                           1.25%     to       2.50%        --      to         --       (6.71)%    to       (5.53)%
 2010                           1.25%     to       2.50%        --      to         --       27.21%     to       27.93%
 2009                           1.55%     to       1.85%        --      to         --       49.85%     to       50.30%
 2008                           1.55%     to       1.85%        --      to         --      (42.50)%    to      (42.33)%
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2012                           1.35%     to       1.35%        --      to         --       16.16%     to       16.16%
 2011                           1.35%     to       1.35%        --      to         --       (0.92)%    to       (0.92)%
 2010                           1.35%     to       1.35%        --      to         --       33.73%     to       33.73%
 2009                           1.35%     to       1.35%        --      to         --       38.43%     to       38.43%
 2008                           1.35%     to       1.35%        --      to         --      (45.10)%    to      (45.10)%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2012                           0.50%     to       2.70%      1.15%     to       1.16%      11.29%     to       13.76%
 2011                           0.50%     to       2.70%      0.90%     to       1.08%      (9.53)%    to       (7.52)%
 2010                           0.50%     to       2.70%        --      to         --       21.32%     to       22.54%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2012                                 780,248      $11.762364      to      $12.114819          $9,315,735
 2011                                 874,327       10.435015      to       10.513961           9,158,329

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2012                           0.50%     to       2.70%      0.60%     to       0.60%      12.72%     to       15.23%
 2011                           0.50%     to       2.70%        --      to         --        4.35%     to        5.14%

    *  This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   **  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the
       Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  ***  This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;
       inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    #  Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account Value) for various rider charges:

       Optional Death Benefit Charge maximum of .15%

       Earnings Protection Benefit Charge maximum of .20%

       Principal First Charge maximum of .75%

       Principal First Preferred Charge maximum of .20%

       MAV/EPB Death Benefit Charge maximum of .30%

       MAV 70 Death Benefit Charge maximum of .20%

       MAV Plus Charge maximum of .20%

       Maximum Anniversary Value III Charge maximum of 1.50%

       Liquidity feature Charge maximum of .50%

       MAV V Charge maximum of 1.50%

       MAV IV Charge maximum of 1.50%

       Legacy Lock Charge maximum of 1.50%

       Daily Lock Charge maximum of 2.50%

       Safety Plus Charge maximum of 2.50%

       Future 5 Charge maximum of 2.50%

       Future 6 Charge maximum of 2.50%

       Maximum Daily Value Charge maximum of 1.50%

       Return of Premium IV Charge maximum of .75%

       Return of Premium V Charge maximum of .75%

       Return of Premium III Charge maximum of .75%

       Return of Premium Death Benefit Charge maximum of .75%

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.     SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2012 and through the issuance date of the Account's financial statements, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
March 13, 2013

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2012           2011           2010
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                  $3,002         $3,233         $3,226
 Earned premiums                           84            234            260
 Net investment income (loss):
  Securities available-for-sale and
   other                                2,545          2,579          2,622
  Equity securities, trading              202            (14)           238
                                     --------       --------       --------
 Total net investment income            2,747          2,565          2,860
 Net realized capital gains
  (losses):
  Total other-than-temporary
   impairment ("OTTI") losses            (293)          (196)          (712)
  OTTI losses recognized in other
   comprehensive income                    38             71            376
                                     --------       --------       --------
  Net OTTI losses recognized in
   earnings                              (255)          (125)          (336)
  Net realized capital gains
   (losses), excluding net OTTI
   losses recognized in earnings       (1,158)           125           (608)
                                     --------       --------       --------
 Total net realized capital losses     (1,413)            --           (944)
                                     --------       --------       --------
                     TOTAL REVENUES     4,420          6,032          5,402
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                              2,900          3,107          2,948
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  international unit-linked bonds
  and pension products                    201            (14)           238
 Amortization of deferred policy
  acquisition costs and present
  value of future profits                 324            427            110
 Insurance operating costs and
  other expenses                          294          2,674          1,365
 Reinsurance loss on disposition
  (including goodwill impairment of
  $61)                                     61             --             --
 Dividends to policyholders                20             17             21
                                     --------       --------       --------
TOTAL BENEFITS, LOSSES AND EXPENSES     3,800          6,211          4,682
      INCOME (LOSS) FROM CONTINUING
     OPERATIONS BEFORE INCOME TAXES       620           (179)           720
 Income tax expense (benefit)              35           (325)           136
                                     --------       --------       --------
 INCOME FROM CONTINUING OPERATIONS,
                         NET OF TAX       585            146            584
 Income (loss) from discontinued
  operations, net of tax                  (29)            98            123
                                     --------       --------       --------
                         NET INCOME       556            244            707
 Net income attributable to the
  noncontrolling interest                   2             --              8
                                     --------       --------       --------
NET INCOME ATTRIBUTABLE TO HARTFORD
             LIFE INSURANCE COMPANY      $554           $244           $699
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                            YEAR ENDED DECEMBER 31,
                                       2012           2011           2010
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
COMPREHENSIVE INCOME
 Net income                              $556           $244           $707
                                     --------       --------       --------
Other comprehensive income (loss):
  Change in net unrealized
   gain/loss on securities (1),(2)      1,120          1,174          1,473
  Change in net gain/loss on
   cash-flow hedging instruments
   (1)                                   (110)           103            117
  Change in foreign currency
   translation adjustments (1)             24             (2)           (17)
                                     --------       --------       --------
  Total other comprehensive income      1,034          1,275          1,573
                                     --------       --------       --------
  Total comprehensive income            1,590          1,519          2,280
Less: Comprehensive income
 attributable to noncontrolling
 interest                                   2             --              8
                                     --------       --------       --------
         TOTAL COMPREHENSIVE INCOME
      ATTRIBUTABLE TO HARTFORD LIFE
                  INSURANCE COMPANY    $1,588         $1,519         $2,272
                                     --------       --------       --------

(1) Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $1,001, $636 and $(793) for the years ended December 31, 2012, 2011 and 2010, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $59, $(55) and $(63) for the years ended December 31, 2012, 2011 and 2010, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1), $52 and $(121) for the years ended December 31, 2012, 2011 and 2010, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2012              2011
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $45,753 and
  $46,236) (includes variable interest
  entity assets, at fair value, of $89 and
  $153)                                           $49,404           $47,778
 Fixed maturities, at fair value using the
  fair value option (includes variable
  interest entity assets, at fair value, of
  $132 and $338)                                    1,010             1,317
 Equity securities, trading, at fair value
  (cost of $1,614 and $1,860)                       1,847             1,967
 Equity securities, available for sale, at
  fair value (cost of $408 and $443)                  400               398
 Mortgage loans (net of allowances for loan
  losses of $14 and $23)                            4,935             4,182
 Policy loans, at outstanding balance               1,951             1,952
 Limited partnership and other alternative
  investments (includes variable interest
  entity assets of $6 and $7)                       1,372             1,376
 Other investments                                    582             1,974
 Short-term investments                             2,354             3,882
                                              -----------       -----------
                           TOTAL INVESTMENTS       63,855            64,826
 Cash                                               1,342             1,183
 Premiums receivable and agents' balances              58                64
 Reinsurance recoverables                           2,893             5,006
 Deferred policy acquisition costs and
  present value of future profits                   3,072             3,448
 Deferred income taxes, net                         1,557             2,006
 Goodwill                                             250               470
 Other assets                                       1,306               925
 Separate account assets                          141,558           143,859
                                              -----------       -----------
                                TOTAL ASSETS     $215,891          $221,787
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses      $11,916           $11,831
 Other policyholder funds and benefits
  payable                                          40,501            45,016
 Other policyholder funds and benefits
  payable -- international unit-linked bonds
  and pension products                              1,837             1,929
 Consumer notes                                       161               314
 Other liabilities (includes variable
  interest entity liabilities of $111 and
  $477)                                             9,535             9,927
 Separate account liabilities                     141,558           143,859
                                              -----------       -----------
                           TOTAL LIABILITIES      205,508           212,876
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Additional paid-in capital                         8,155             8,271
 Accumulated other comprehensive income, net
  of tax                                            1,987               953
 Retained earnings (deficit)                          235              (319)
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY       10,383             8,911
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $215,891          $221,787
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                         ACCUMULATED
                                                                ADDITIONAL                  OTHER
                                            COMMON                PAID-IN               COMPREHENSIVE
                                            STOCK                 CAPITAL               INCOME (LOSS)
                                                                  (IN MILLIONS)
---------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2011                    $ 6                 $ 8,271                     $ 953
Capital contributions (to) from parent         --                    (116)                       --
Dividends declared                             --                      --                        --
Net income                                     --                      --                        --
Change in noncontrolling interest
 ownership                                     --                      --                        --
Total other comprehensive income               --                      --                     1,034
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2012         $6                  $8,155                    $1,987
                                             ----                 -------                  --------
BALANCE, DECEMBER 31, 2010                    $ 6                 $ 8,265                    $ (322)
Capital contributions from parent              --                       6                        --
Dividends declared                             --                      --                        --
Net income                                     --                      --                        --
Total other comprehensive income               --                      --                     1,275
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2011         $6                  $8,271                      $953
                                             ----                 -------                  --------
BALANCE, DECEMBER 31, 2009                    $ 6                 $ 8,457                  $ (2,070)
Capital contributions (to) from parent         --                    (192)                       --
Dividends declared                             --                      --                        --
Cumulative effect of accounting
 changes, net of DAC and tax                   --                      --                       175
Change in noncontrolling interest
 ownership                                     --                      --                        --
Net income                                     --                      --                        --
Total other comprehensive income               --                      --                     1,573
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2010         $6                  $8,265                     $(322)
                                             ----                 -------                  --------


                                                  RETAINED                  NON-                   TOTAL
                                                  EARNINGS              CONTROLLING            STOCKHOLDER'S
                                                 (DEFICIT)                INTEREST                 EQUITY
                                                                     (IN MILLIONS)
--------------------------------------  -----------------------------------------------------------------------
BALANCE, DECEMBER 31, 2011                          $ (319)                 $ --                   $ 8,911
Capital contributions (to) from parent                  --                    --                      (116)
Dividends declared                                      --                    --                        --
Net income                                             554                     2                       556
Change in noncontrolling interest
 ownership                                              --                    (2)                       (2)
Total other comprehensive income                        --                    --                     1,034
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2012                $235                  $ --                   $10,383
                                                  --------                  ----                  --------
BALANCE, DECEMBER 31, 2010                          $ (562)                 $ --                   $ 7,387
Capital contributions from parent                       --                    --                         6
Dividends declared                                      (1)                   --                        (1)
Net income                                             244                    --                       244
Total other comprehensive income                        --                    --                     1,275
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2011               $(319)                 $ --                    $8,911
                                                  --------                  ----                  --------
BALANCE, DECEMBER 31, 2009                        $ (1,113)                 $ 61                   $ 5,341
Capital contributions (to) from parent                  --                    --                      (192)
Dividends declared                                       1                    --                         1
Cumulative effect of accounting
 changes, net of DAC and tax                          (149)                   --                        26
Change in noncontrolling interest
 ownership                                              --                   (69)                      (69)
Net income                                             699                     8                       707
Total other comprehensive income                        --                    --                     1,573
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2010               $(562)                 $ --                    $7,387
                                                  --------                  ----                  --------

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2012            2011            2010
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                     $556            $244            $707
 Adjustments to reconcile net
  income(loss) to net cash
  provided by operating
  activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               359             474             178
 Additions to deferred policy
  acquisition costs and present
  value of future profits              (329)           (381)           (381)
 Change in:
 Reserve for future policy
  benefits and unpaid losses and
  loss adjustment expenses              (44)            252              13
 Reinsurance recoverables               (47)             57              26
 Receivables and other assets           158               9            (112)
 Payables and accruals               (1,035)          2,402             295
 Accrued and deferred income
  taxes                                 392            (125)           (131)
 Net realized capital losses          1,413               1             882
 Net receipts (disbursements)
  from investment contracts
  related to policyholder funds
  --international unit-linked
  bonds and pension products            (92)           (323)           (167)
 Net (increase) decrease in
  equity securities, trading            120             312             164
 Goodwill Impairment                    149              --              --
 Depreciation and amortization          164             194             207
 Reinsurance loss on
  disposition, including
  goodwill impairment of $61             61              --              --
 Other, net                             202            (108)            201
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES      2,027           3,008           1,882
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and short-term
  investments,
  available-for-sale                 25,163          19,203          28,581
 Fixed maturities, fair value
  option                                283              37              20
 Equity securities,
  available-for-sale                    133             147             171
 Mortgage loans                         306             332           1,288
 Partnerships                           110             128             151
 Payments for the purchase of:
 Fixed maturities and short-term
  investments,
  available-for-sale                (23,949)        (20,517)        (28,871)
 Fixed maturities, fair value
  option                               (182)           (661)            (74)
 Equity securities,
  available-for-sale                    (97)           (230)           (122)
 Mortgage loans                      (1,056)         (1,246)           (189)
 Partnerships                          (417)           (436)           (172)
 Proceeds from business sold             58              --             241
 Change in derivatives, net          (2,275)            938            (644)
 Change in policy loans, net              1             176              (8)
 Change in payables for
  collateral under securities
  lending, net                           --              --             (46)
 Change in all other, net                --               1            (117)
                                  ---------       ---------       ---------
 NET CASH PROVIDED BY (USED FOR)
            INVESTING ACTIVITIES     (1,922)         (2,128)            209
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                10,004          12,124          15,405
 Withdrawals and other
  deductions from investment and
  universal life-type contracts     (24,608)        (22,720)        (25,030)
 Net transfers from (to)
  separate accounts related to
  investment and universal
  life-type contracts                13,196          10,439           8,211
 Net increase in securities
  loaned or sold under
  agreements to repurchase            1,615              --              --
 Capital contributions (to) from
  parent                                 --              --            (195)
 Net repayments at maturity or
  settlement of consumer notes         (153)            (68)           (754)
                                  ---------       ---------       ---------
     NET CASH USED FOR FINANCING
                      ACTIVITIES         54            (225)         (2,363)
 Foreign exchange rate effect on
  cash                                   --              (3)             10
 Net increase (decrease) in cash        159             652            (262)
 Cash -- beginning of year            1,183             531             793
                                  ---------       ---------       ---------
 CASH -- END OF YEAR                 $1,342          $1,183            $531
                                  ---------       ---------       ---------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
 Net cash paid (received) during
  the year for income taxes            (395)           (105)            354
 Noncash return of capital             (126)             --              --
SUPPLEMENTAL DISCLOSURE OF
 NON-CASH INVESTING ACTIVITY
 Conversion of fixed maturities,
  available-for-sale to equity
  securities, available-for-sale         43              --              --

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). Hartford Life, Inc., a Delaware corporation ("HLI") is the parent of HLA. The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). For further discussion of these and other such transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under Hartford Funds Management Group, Inc., also a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. The Company effected the reorganization by distributing certain Mutual Funds subsidiaries to HLA in the form of a return of capital effective December 31, 2012. The reorganization was accounted for by the Company as a transfer of net assets at book value between entities under common control.

In connection with the reorganization of the Mutual Funds business, investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012. Following the reorganization, Hartford Funds Management Company, LLC, an indirect subsidiary of HLI, will replace HL Investment Advisors, LLC as the investment advisor for The Hartford's mutual funds. The Mutual Funds reporting segment contributed less than 10% of the net income attributable to HLIC for the year ended December 31, 2012. The carrying value of the subsidiaries distributed was $203 and $116 as of December 31, 2012 and 2011, respectively. For further discussion of the reorganization of the Mutual Funds business, see Note 7 --Goodwill and Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

On January 1, 2012, the Company retrospectively adopted Accounting Standards Update No. 2010-26, FINANCIAL SERVICES -- INSURANCE (TOPIC 944): ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS which clarifies the definition of policy acquisition costs that are eligible for deferral. As a result of this accounting change, stockholder's equity as of January 1, 2010, decreased by approximately $1.0 billion, after-tax from $6.3 billion to $5.3 billion due to a reduction of the Company's deferred acquisition cost asset balance related to certain costs that do not meet the provisions of the revised standard.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters (see Note 10). The related accounting policies are summarized in the Significant Accounting Policies section of this footnote unless indicated otherwise herein. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company currently conducts business in a single reporting segment comprised of business from the Company's U.S. annuity, international annuity, and institutional and private-placement life insurance businesses, as well as the Retirement Plans and Individual Life businesses that were sold in January 2013. In addition, the Company no longer has a Mutual Funds reporting segment following the reorganization of its Mutual Funds business effective December 31, 2012. For further discussion of the Retirement Plans and Individual Life transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For further discussion of the reorganization of the Mutual Funds business, see the Basis of Presentation section of this footnote. The Company's determination that it operates in a single reporting segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 5%, 2% and 3% of the total life insurance policies as of December 31, 2012, 2011, and 2010, respectively. Dividends to policyholders were $20, $17 and $21 for the years ended December 31, 2012, 2011, and 2010, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FAIR VALUE

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; limited partnerships and other alternative investments measured at fair value; separate account assets; and certain other liabilities.

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. In addition, investment fund accounting is applied to a wholly-owned fund of funds. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2012, 2011 and 2010 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.

These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings, as well as investment fund accounting applied to a wholly-owned fund of funds. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2012, 2011 and 2010.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in Japan and the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. As of December 31, 2012, 2011 and 2010, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2012, 2011 and 2010, the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Deferred policy acquisition costs represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. The Company's DAC asset, which includes the present value of future profits, is related to most universal life-type contracts (including variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits. EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as, sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011 without applying information that has been learned since those periods, the Company prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2. BUSINESS DISPOSITIONS

SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The sale was structured as a reinsurance transaction and is estimated to result in an after tax gain consisting of a reinsurance loss, offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and wrote off $100 of deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The sale was structured as a reinsurance transaction and is estimated to result in a loss on business disposition consisting of a reinsurance loss offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and wrote off $1.8 billion of deferred acquisition costs, deferred income taxes, goodwill and other assets, and $1.9 billion of other liabilities associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

The estimated reinsurance loss on business disposition of $61, pre tax, for the year ended December 31, 2012 includes a goodwill impairment charge of the same amount. This estimate reflects management's best estimate of the potential loss from this transaction. For further information regarding the Company's 2012 goodwill impairment testing, see Note 7 -- Goodwill of Notes to Consolidated Financial Statements. The estimated reinsurance loss on business disposition is subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table presents invested assets transferred by the Company in connection with the sale of the Retirement Plans and Individual Life businesses in January 2013. In December 2012, the Company recognized intent-to-sell impairments of $173 and gains on derivatives hedging of $108 associated with the sale of these assets.

                                                    AS OF DECEMBER 31, 2012
                                                        CARRYING VALUE
--------------------------------------------------------------------------------
Asset-backed securities ("ABS")                                 $289
Collateralized debt obligations ("CDOs") (1)                     474
Commercial mortgage-backed securities
 ("CMBS")                                                        940
Corporate                                                     11,330
Foreign govt./govt. agencies                                     263
Municipal                                                        899
Residential mortgage-backed securities
 ("RMBS")                                                        705
U.S. Treasuries                                                  115
                                                           ---------
   TOTAL FIXED MATURITIES, AFS, AT FAIR VALUE
              (AMORTIZED COST OF $13,596) (2)                 15,015
                                                           ---------
Equity securities, AFS, at fair value (cost
 of $27) (3)                                                      28
Fixed maturities, at fair value using the FVO
 (4)                                                              16
Mortgage loans (net of allowances for loan
 losses of $1)                                                 1,288
Policy loans, at outstanding balance                             542
                                                           ---------
            TOTAL INVESTED ASSETS TRANSFERRED                $16,889
                                                           ---------

(1) The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).

(2) Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

(3) All equity securities transferred are included in level 2 of the fair value hierarchy.

(4) All FVO securities transferred are included in level 3 of the fair value hierarchy.

PURCHASE AGREEMENT WITH FORETHOUGHT FINANCIAL GROUP, INC.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity.

SALE OF WOODBURY FINANCIAL SERVICES, INC.

On November 30, 2012, The Hartford completed the sale of Woodbury Financial Services, an indirect wholly-owned subsidiary, to AIG Advisor Group, a subsidiary of American International Group, Inc. The impact of the disposition of this business was not material to the Company's results of operations, financial position or liquidity.

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On July 13, 2012, The Hartford closed a sale transaction with Philadelphia Financial Group whereby Philadelphia Financial Group acquired certain assets used to administer the Company's private placement life insurance ("PPLI") businesses and will service the PPLI businesses. The Company retained certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Upon closing, the Company recorded a deferred gain of $61 after-tax, which will be amortized over the estimated life of the underlying insurance policies.

See Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements for the Mutual Funds reorganization and sale of certain subsidiaries that are being reported as discontinued operations.

3.  FAIR VALUE MEASUREMENTS

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1  Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the
         Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S.
         Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative securities.
Level 2  Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Also included are limited partnerships and other alternative assets measured at fair value where an investment can be redeemed, or substantially redeemed, at the NAV at the measurement date or in the near-term, not to exceed 90 days.
Level 3  Valuations that are derived from techniques in which one or more of the significant inputs are unobservable
         (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative securities, as well as limited partnerships and other alternative investments carried at fair value that cannot be redeemed in the near-term at the NAV. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. As of December 31, 2012, the amount of transfers from Level 1 to Level 2 was $1.5 billion, which represented previously on-the-run U.S. Treasury securities that are now off-the-run, and there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and (liabilities) carried at fair value by hierarchy level.

                                                                         DECEMBER 31, 2012
                                                          QUOTED PRICES                 SIGNIFICANT               SIGNIFICANT
                                                      IN ACTIVE MARKETS FOR             OBSERVABLE               UNOBSERVABLE
                                                        IDENTICAL ASSETS                  INPUTS                    INPUTS
                                     TOTAL                  (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $1,673                     $ --                      $1,435                      $238
 CDOs                                   2,160                       --                       1,437                       723
 CMBS                                   3,912                       --                       3,380                       532
 Corporate                             30,979                       --                      29,639                     1,340
 Foreign government/government
  agencies                              1,460                       --                       1,426                        34
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,998                       --                       1,829                       169
 RMBS                                   4,671                       --                       3,538                     1,133
 U.S. Treasuries                        2,551                       78                       2,473                        --
                                  -----------              -----------                   ---------                 ---------
Total fixed maturities                 49,404                       78                      45,157                     4,169
Fixed maturities, FVO                   1,010                        6                         805                       199
Equity securities, trading              1,847                    1,847                          --                        --
Equity securities, AFS                    400                      203                         142                        55
Derivative assets
 Credit derivatives                       (10)                      --                          --                       (10)
 Equity derivatives                        30                       --                          --                        30
 Foreign exchange derivatives             104                       --                         104                        --
 Interest rate derivatives                108                       --                         144                       (36)
 U.S. guaranteed minimum
  withdrawal benefit ("GMWB")
  hedging instruments                      36                       --                         (53)                       89
 U.S. macro hedge program                 186                       --                          --                       186
 International program hedging
  instruments                             127                       --                         142                       (15)
                                  -----------              -----------                   ---------                 ---------
Total derivative assets (1)               581                       --                         337                       244
Short-term investments                  2,354                      242                       2,112                        --
Limited partnerships and other
 alternative investments (2)              414                       --                         264                       150
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB                                   1,081                       --                          --                     1,081
Separate account assets (3)           138,497                   97,976                      39,938                       583
                                  -----------              -----------                   ---------                 ---------
   TOTAL ASSETS ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS     $195,588                 $100,352                     $88,755                    $6,481
                                  -----------              -----------                   ---------                 ---------
PERCENTAGE OF LEVEL TO TOTAL              100%                      52%                         45%                        3%
                                  -----------              -----------                   ---------                 ---------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(3,119)                    $ --                        $ --                   $(3,119)
 Equity linked notes                       (8)                      --                          --                        (8)
                                  -----------              -----------                   ---------                 ---------
Total other policyholder funds
 and benefits payable                  (3,127)                      --                          --                    (3,127)
                                  -----------              -----------                   ---------                 ---------
Derivative liabilities
 Credit derivatives                        (6)                      --                         (20)                       14
 Equity derivatives                        15                       --                          --                        15
 Foreign exchange derivatives             (17)                      --                         (17)                       --
 Interest rate derivatives               (359)                      --                        (338)                      (21)
 U.S. GMWB hedging instruments            536                       --                         106                       430
 U.S. macro hedge program                 100                       --                          --                       100
 International program hedging
  instruments                            (231)                      --                        (171)                      (60)
                                  -----------              -----------                   ---------                 ---------
Total derivative liabilities (4)           38                       --                        (440)                      478
Other liabilities                          --                       --                          --                        --
Consumer notes (5)                         (2)                      --                          --                        (2)
                                  -----------              -----------                   ---------                 ---------
 TOTAL LIABILITIES ACCOUNTED FOR
    AT FAIR VALUE ON A RECURRING
                           BASIS      $(3,091)                    $ --                       $(440)                  $(2,651)
                                  -----------              -----------                   ---------                 ---------

                                                                         DECEMBER 31, 2011
                                                          QUOTED PRICES                 SIGNIFICANT               SIGNIFICANT
                                                      IN ACTIVE MARKETS FOR             OBSERVABLE               UNOBSERVABLE
                                                        IDENTICAL ASSETS                  INPUTS                    INPUTS
                                     TOTAL                  (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $2,093                     $ --                      $1,776                      $317
 CDOs                                   1,798                       --                       1,470                       328
 CMBS                                   4,269                       --                       3,921                       348
 Corporate                             30,229                       --                      28,732                     1,497
 Foreign government/government
  agencies                              1,224                       --                       1,187                        37
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,557                       --                       1,175                       382
 RMBS                                   3,823                       --                       2,890                       933
 U.S. Treasuries                        2,785                      487                       2,298                        --
                                  -----------              -----------                   ---------                 ---------
Total fixed maturities                 47,778                      487                      43,449                     3,842
Fixed maturities, FVO                   1,317                       --                         833                       484
Equity securities, trading              1,967                    1,967                          --                        --
Equity securities, AFS                    398                      227                         115                        56
Derivative assets
 Credit derivatives                       (27)                      --                          (6)                      (21)
 Equity derivatives                        31                       --                          --                        31
 Foreign exchange derivatives             505                       --                         505                        --
 Interest rate derivatives                 78                       --                          38                        40
 U.S. GMWB hedging instruments            494                       --                          11                       483
 U.S. macro hedge program                 357                       --                          --                       357
 International program hedging
  instruments                             533                       --                         567                       (34)
                                  -----------              -----------                   ---------                 ---------
Total derivative assets (1)             1,971                       --                       1,115                       856
Short-term investments                  3,882                      520                       3,362                        --
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB                                   3,073                       --                          --                     3,073
Separate account assets (3)           139,421                  101,633                      36,757                     1,031
                                  -----------              -----------                   ---------                 ---------
   TOTAL ASSETS ACCOUNTED FOR AT
       FAIR VALUE ON A RECURRING
                           BASIS     $199,807                 $104,834                     $85,631                    $9,342
                                  -----------              -----------                   ---------                 ---------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(5,776)                    $ --                        $ --                   $(5,776)
 Equity linked notes                       (9)                      --                          --                        (9)
                                  -----------              -----------                   ---------                 ---------
Total other policyholder funds
 and benefits payable                  (5,785)                      --                          --                    (5,785)
Derivative liabilities
 Credit derivatives                      (493)                      --                         (25)                     (468)
 Equity derivatives                         5                       --                          --                         5
 Foreign exchange derivatives             140                       --                         140                        --
 Interest rate derivatives               (315)                      --                        (184)                     (131)
 U.S. GMWB hedging instruments            400                       --                          --                       400
 International program hedging
  instruments                               9                       --                          10                        (1)
                                  -----------              -----------                   ---------                 ---------
Total derivative liabilities (4)         (254)                      --                         (59)                     (195)
Other liabilities                          (9)                      --                          --                        (9)
Consumer notes (5)                         (4)                      --                          --                        (4)
                                  -----------              -----------                   ---------                 ---------
 TOTAL LIABILITIES ACCOUNTED FOR
    AT FAIR VALUE ON A RECURRING
                           BASIS      $(6,052)                    $ --                        $(59)                  $(5,993)
                                  -----------              -----------                   ---------                 ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2012 and December 31, 2011, $92 million and $1.4 billion, respectively, was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at value.

(3) As of December 31, 2012 and December 31, 2011, excludes approximately $3.1 billion and $4.0 billion, respectively, of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

AFS, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM
INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayments speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2012 and December 31, 2011, 98% and 98%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company performs various controls on derivative valuations which includes both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than predefined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS

Limited partnerships and other alternative investments include hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value. These funds are fair valued using the net asset value per share or equivalent ("NAV"), as a practical expedient, calculated on a monthly basis and is the amount at which a unit or shareholder may redeem their investment, if redemption is allowed. Certain impediments to redemption include, but are not limited to the following: 1) redemption notice may be required and the notice period may be as long as 90 days, 2) redemption may be restricted (e.g. only be allowed on a quarter-end), 3) a holding period referred to as a lock-up may be imposed whereby an investor must hold their investment for a specified period of time before they can make a notice for redemption, 4) gating provisions may limit all redemptions in a given period to a percentage of the entities' equity interests, or may only allow an investor to redeem a portion of their investment at one time and 5) early redemption penalties may be imposed that are expressed as a percentage of the amount redeemed. The Company will assess impediments to redemption and current market conditions that will restrict the redemption at the end of the notice period. Any funds that are subject to significant liquidity restrictions are reported in Level 3; all others will be classified as Level 2.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures, and option and swap contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets, as well as certain limited partnerships and other alternative investments.

      - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

      - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.

      - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.

      - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

      - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.

      - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

      - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.

      - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

      -   INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

      - LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS -- Primary inputs include a NAV for investment companies with no redemption restrictions as reported on their U.S. GAAP financial statements.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Level 3 investments also include certain limited partnerships and other alternative investments measured at fair value where the Company does not have the ability to redeem the investment in the near-term at the NAV. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

       - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

       - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

       - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                            As of December 31, 2012

                                           PREDOMINANT
                     FAIR               VALUATION                    UNOBSERVABLE
SECURITIES           VALUE                METHOD                        INPUT
---------------------------------------------------------------------------------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON
A RECURRING
BASIS
CMBS                   $532            Discounted                   Spread (encompasses)
                                       cash flows              prepayment, default risk
                                                                       and lossseverity
Corporate (3)           888            Discounted              Spread
                                       cash flows
Municipal               169            Discounted              Spread
                                       cash flows
RMBS                  1,133            Discounted              Spread
                                       cash flows
                                                               Constant prepayment
                                                               rate
                                                               Constant default
                                                               rate
                                                               Loss severity

                                                              PREDOMINANT
                                                                                   WEIGHTED               INCREASE IN INPUT
SECURITIES                    MINIMUM                   MAXIMUM                  AVERAGE (1)              ON FAIR VALUE (2)
------------------  ---------------------------------------------------------------------------------------------------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON
A RECURRING
BASIS
CMBS                            320bps                   3,615bps                   1,013bps                    Decrease

Corporate (3)                   145bps                     900bps                     333bps                    Decrease

Municipal                       227bps                     344bps                     254bps                    Decrease

RMBS                             54bps                   1,689bps                     379bps                    Decrease

                                   0.0%                      12.0%                       2.0%                   Decrease   (4)

                                   1.0%                      24.0%                       8.0%                   Decrease

                                    --%                     100.0%                      80.0%                   Decrease

(1) The weighted average is determined based on the fair value of the securities.

(2) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(3) Level 3 corporate securities excludes those for which the Company bases fair value on broker quotations as discussed below.

(4) Decrease for above market rate coupons and increase for below market rate coupons.

                            As of December 31, 2012

                                                  UNOBSERVABLE INPUTS

                           FAIR         PREDOMINANT VALUATION              SIGNIFICANT
FREESTANDING DERIVATIVES   VALUE                METHOD                  UNOBSERVABLE INPUT
---------------------------------------------------------------------------------------------
Equity derivatives
 Equity options               $45            Option model                   Equity volatility
Interest rate derivative
 Interest rate swaps          (57)             Discounted                Swap curve beyond 30
                                               cash flows                               years
U.S. GMWB hedging
instruments
 Equity options               281            Option model                   Equity volatility
 Customized swaps             238              Discounted                   Equity volatility
                                               cash flows
U.S. macro hedge program
 Equity options               286            Option model                   Equity volatility
International hedging
program
 Equity options                44            Option model                   Equity volatility
 Long interest rate          (119)           Option model            Interest rate volatility

                                                       UNOBSERVABLE INPUTS
                                                                                         IMPACT OF
                                                                                     INCREASE IN INPUT
FREESTANDING DERIVATIVES            MINIMUM                   MAXIMUM                ON FAIR VALUE (1)
------------------------  ------------------------------------------------------------------------------
Equity derivatives
 Equity options                           13%                        24%                   Increase
Interest rate derivative
 Interest rate swaps                     2.8%                       2.8%                   Increase

U.S. GMWB hedging
instruments
 Equity options                           10%                        31%                   Increase
 Customized swaps                         10%                        50%                   Increase

U.S. macro hedge program
 Equity options                           24%                        43%                   Increase
International hedging
program
 Equity options                           22%                        33%                   Increase
 Long interest rate                       --%                         1%                   Increase

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2012, no significant adjustments were made by the Company to broker prices received.

Excluded from the tables above are limited partnerships and other alternative investments which total $150 of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.

PRODUCT DERIVATIVES

The Company currently offers and subsequently reinsures certain variable annuity products with GMWB riders in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance from Hartford Life Insurance KK ("HLIKK"), a Japanese affiliate of the Company, guaranteed minimum income benefit ('GMIB"), GMWB and guaranteed minimum accumulation benefit ("GMAB") riders. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Living benefits required to be fair valued include U.S guaranteed withdrawal benefits, international guaranteed withdrawal benefits and international other guaranteed living benefits. Fair values for GMWB and GMAB contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

Oversight of the Company's valuation policies and processes for product and U.S. GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the years ended December 31, 2012, 2011 and 2010, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $499, $(156) and $(8), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $76, $13 and $45 for the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012 and December 31, 2011 the behavior risk margin was $77 and $103, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $29, $(18) and $31 for the years ended December 31, 2012, 2011 and 2010, respectively.

Significant unobservable inputs used in the fair value measurement of living benefits required to be fair valued and the U.S. GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the Living Benefits Required to be Fair Valued and the reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

                                                                                 IMPACT OF INCREASE IN INPUT
                                                                 UNOBSERVABLE INPUTS    ON FAIR VALUE
SIGNIFICANT UNOBSERVABLE INPUT               MINIMUM            MAXIMUM                MEASUREMENT (1)
-------------------------------------------------------------------------------------------------------------------
Withdrawal Utilization (2)                       20%               100%               Increase
Withdrawal Rates (2)                              0%                 8%               Increase
Annuitization utilization (3)                     0%               100%               Increase
Lapse Rates (4)                                   0%                75%               Decrease
Reset Elections (5)                              20%                75%               Increase
Equity Volatility (6)                            10%                50%               Increase
                                              -----              -----                ---------

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2) Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

(3) For reinsurance associated with Japan GMIB, range represents assumed cumulative percentages of policyholders annuitizing variable annuity contracts.

(4) Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

(5) Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

(6) Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB or GMAB riders is typically different from policyholders that do not utilize these riders.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ended December 31, 2012 and 2011, for the financial instruments classified as Level 3.

                                                                                                                     FOREIGN
                                                                         FIXEDTMATURITIES, AFS
                                         ABS             CDOS                CMBS              CORPORATE             AGENCIES
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012          $317            $328                $348                $1,497                 $37
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)             (2)            (19)                (41)                    2                  --
 Included in OCI (3)                        45             134                  89                   (38)                  1
Purchases                                   18              --                  18                   169                   9
Settlements                                (58)            (36)               (111)                  (98)                 (4)
Sales                                      (34)             (1)               (109)                  (74)                (11)
Transfers into Level 3 (4)                  12             317                 422                   538                   2
Transfers out of Level 3 (4)               (60)             --                 (84)                 (656)                 --
                                        ------          ------              ------              --------              ------
    FAIR VALUE AS OF DECEMBER 31, 2012    $238            $723                $532                $1,340                 $34
                                        ------          ------              ------              --------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                 $(1)           $(11)               $(17)                  $(7)               $ --
                                        ------          ------              ------              --------              ------

                                                                                 TOTAL FIXED              FIXED
                                                                    FIXEDTMATURITIES, AFS
                                               MUNICIPAL           RMBS              AFS                   FVO
--------------------------------------  -----------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012                   $382              $933            $3,842                  $484
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                      (5)              (68)             (133)                  106
 Included in OCI (3)                                 34               298               563                    --
Purchases                                           174               289               677                     1
Settlements                                          --              (125)             (432)                   (1)
Sales                                               (91)             (173)             (493)                 (391)
Transfers into Level 3 (4)                           --                 2             1,293                    --
Transfers out of Level 3 (4)                       (325)              (23)           (1,148)                   --
                                                -------          --------          --------              --------
    FAIR VALUE AS OF DECEMBER 31, 2012             $169            $1,133            $4,169                  $199
                                                -------          --------          --------              --------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                          $(5)             $(11)             $(52)                  $(7)
                                                -------          --------          --------              --------

                                                                FREESTANDING DERIVATIVES (5)
                                            EQUITY
                                          SECURITIES,                                                   INTEREST
ASSETS (LIABILITIES)                          AFS                CREDIT              EQUITY               RATE
--------------------------------------------------------------------------------------------------------------------
Fair value as of January 1, 2012                $56                $(489)               $36                 $(91)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                   3                  155                (32)                   2
 Included in OCI (3)                             (3)                  --                 --                   --
Purchases                                        11                   --                 57                    1
Settlements                                      --                  338                (16)                  --
Sales                                           (12)                  --                 --                   --
Transfers out of Level 3 (4)                     --                   --                 --                   31
                                            -------              -------              -----              -------
    FAIR VALUE AS OF DECEMBER 31, 2012          $55                   $4                $45                 $(57)
                                            -------              -------              -----              -------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                       $2                 $126                $(8)                 $(1)
                                            -------              -------              -----              -------

                                                                  FREESTANDING DERIVATIVES (5)
                                                 U.S.                 MACRO               INTL.             TOTAL FREE-
                                                 GMWB                 HEDGE              PROGRAM             STANDING
ASSETS (LIABILITIES)                            HEDGING              PROGRAM             HEDGING          DERIVATIVES (5)
--------------------------------------  ---------------------------------------------------------------------------------
Fair value as of January 1, 2012                   $883                 $357                $(35)                $661
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                    (431)                (323)                (83)                (712)
 Included in OCI (3)                                 --                   --                  --                   --
Purchases                                            56                  252                 (60)                 306
Settlements                                         (12)                  --                  95                  405
Sales                                                --                   --                  --                   --
Transfers out of Level 3 (4)                         23                   --                   8                   62
                                                -------              -------              ------              -------
    FAIR VALUE AS OF DECEMBER 31, 2012             $519                 $286                $(75)                $722
                                                -------              -------              ------              -------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                        $(425)               $(322)               $(85)               $(715)
                                                -------              -------              ------              -------

                                     LIMITED
                                 PARTNERSHIPS AND    REINSURANCE RECOVERABLE FOR
                                OTHER ALTERNATIVE        U.S. GMWB AND JAPAN           SEPARATE
ASSETS                             INVESTMENTS        GMWB, GMIB, AND GMAB (6)         ACCOUNTS
----------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2012                                   $ --                    $3,073                   $1,031
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                (11)                   (2,142)                      37
 Included in OCI (3)                      --                      (231)                      --
Purchases                                 26                        --                      252
Settlements                               --                       381                       (1)
Sales                                     --                        --                     (476)
Transfers into Level 3 (4)               135                        --                      443
Transfers out of Level 3 (4)              --                        --                     (703)
                                      ------                    ------                  -------
 FAIR VALUE AS OF DECEMBER 31,
                          2012          $150                    $1,081                     $583
                                      ------                    ------                  -------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)              $(11)                  $(2,142)                     $28
                                      ------                    ------                  -------

                                                                             TOTAL OTHER
                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLEOLDER
                                   GUARANTEED                                   FUNDS
                                     LIVING            EQUITY LINKED         AND BENEFITS
LIABILITIES                       BENEFITS (7)             NOTES               PAYABLE
-------------------------------------------------------------------------------------------
Fair value as of January 1,
 2012                                $(5,776)               $(9)                $(5,785)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             2,656                   1                  2,657
 Included in OCI (3)                    264                  --                    264
Settlements (8)                        (263)                 --                   (263)
                                     ------                 ---                 ------
 FAIR VALUE AS OF DECEMBER 31,
                          2012       $(3,119)               $(8)                $(3,127)
                                     ------                 ---                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $2,656                  $1                 $2,657
                                     ------                 ---                 ------


                                    OTHER         CONSUMER
LIABILITIES                      LIABILITIES        NOTES
------------------------------  -----------------------------
Fair value as of January 1,
 2012                                 $(9)           $(4)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             (34)             2
 Included in OCI (3)                   --             --
Settlements (8)                        43             --
                                     ----            ---
 FAIR VALUE AS OF DECEMBER 31,
                          2012       $ --            $(2)
                                     ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $ --             $2
                                     ----            ---

The tables below provide a fair value roll forward for the year ended December 31, 2011 for the financial instruments classified as Level 3.

                                                    FIXED MATURITIES,GAFS.
ASSETS                          ABS         CDOS              CMBS                CORPORATE
-----------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                           $408        $1,869             $492                 $1,486
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                        (26)          (30)              13                    (27)
 Included in OCI (3)              18           112               41                    (14)
Purchases                         35            --               18                     83
Settlements                      (32)         (129)             (72)                   (92)
Sales                             (9)          (54)            (225)                  (122)
Transfers into Level 3 (4)        79            30              131                    498
Transfers out of Level 3 (4)    (156)       (1,470)             (50)                  (315)
                               -----       -------            -----                 ------
FAIR VALUE AS OF DECEMBER 31,
                         2011   $317          $328             $348                 $1,497
                               -----       -------            -----                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)      $(14)         $(29)             $(5)                  $(11)
                               -----       -------            -----                 ------

                                       FOREIGN
                                               FIXED MATURITIES,GAFS.
ASSETS                                 AGENCIES             MUNICIPAL           RMBS
-----------------------------  ------------------------------------------------------
Fair value as of January 1,
 2011                                     $40                  $258            $1,105
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                  --                    --               (21)
 Included in OCI (3)                       --                    46                (3)
Purchases                                  --                    87                25
Settlements                                (3)                   --              (111)
Sales                                      --                    --               (16)
Transfers into Level 3 (4)                 29                    --                69
Transfers out of Level 3 (4)              (29)                   (9)             (115)
                                         ----                 -----            ------
FAIR VALUE AS OF DECEMBER 31,
                         2011             $37                  $382              $933
                                         ----                 -----            ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)               $ --                  $ --              $(15)
                                         ----                 -----            ------

                                       TOTAL FIXED          FIXED
                               FIXED MATURITIES,GAFS.    MATURITIES,
ASSETS                                     AFS               FVO
-----------------------------  ---------------------------------------
Fair value as of January 1,
 2011                                     $5,658             $511
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                    (91)              23
 Included in OCI (3)                         200               --
Purchases                                    248               --
Settlements                                 (439)              (2)
Sales                                       (426)             (43)
Transfers into Level 3 (4)                   836               --
Transfers out of Level 3 (4)              (2,144)              (5)
                                         -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2011             $3,842             $484
                                         -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)                  $(74)             $19
                                         -------            -----

                                                     FREESTANDING DERIVATIVES (5)
                                   EQUITY
                                SECURITIES,                                                    INTEREST
ASSETS (LIABILITIES)                AFS                 CREDIT                EQUITY             RATE
--------------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                                $47                 $(344)                  $4                 $(53)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (11)                 (144)                  (8)                   9
 Included in OCI (3)                  (3)                   --                   --                   --
Purchases                             31                    20                   40                   --
Settlements                           --                   (21)                  --                  (47)
Sales                                 (4)                   --                   --                   --
Transfers out of Level 3 (4)          (4)                   --                   --                   --
                                    ----                 -----                 ----                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2011        $56                 $(489)                 $36                 $(91)
                                    ----                 -----                 ----                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)           $(9)                $(137)                 $(8)                 $10
                                    ----                 -----                 ----                 ----

                                                               FREESTANDING DERIVATIVES (5)
                                              U.S.                  MACRO                INTL.               TOTAL FREE-
                               INTEREST       GMWB                  HEDGE               PROGRAM               STANDING
ASSETS (LIABILITIES)           RATE          HEDGING               PROGRAM              HEDGING            DERIVATIVES (5)
-----------------------------  --------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                                          $600                  $203                   $5                   $415
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                       279                  (128)                   3                     11
 Included in OCI (3)                             --                    --                   --                     --
Purchases                                        23                   347                  (43)                   387
Settlements                                     (19)                  (65)                  --                   (152)
Sales                                            --                    --                   --                     --
Transfers out of Level 3 (4)                     --                    --                   --                     --
                                              -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2011                  $883                  $357                 $(35)                  $661
                                              -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)                     $278                 $(107)                 $(4)                   $32
                                              -----                 -----                 ----                  -----

                             REINSURANCE RECOVERABLE FOR
                                 U.S. GMWB AND JAPAN               SEPARATE
ASSETS                         GMWB, GMIB, AND GMAB (6)            ACCOUNTS
--------------------------------------------------------------------------------
Fair value as of January
 1, 2011                                 $2,002                      $1,247
Total
 realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                   504                          25
 Included in OCI (3)                        111                          --
Purchases                                    --                         292
Settlements                                 456                          --
Sales                                        --                        (171)
Transfers into Level 3
 (4)                                         --                          14
Transfers out of Level 3
 (4)                                         --                        (376)
                                       --------                    --------
        FAIR VALUE AS OF
       DECEMBER 31, 2011                 $3,073                      $1,031
                                       --------                    --------
Changes in unrealized
 gains (losses) included
 in net income related
 to financial
 instruments still held
 at December 31, 2011
 (2),(7)                                   $504                         $(1)
                                       --------                    --------

                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                                                                    TOTAL OTHER
                                                                                   POLICYHOLDER
                                 GUARANTEED                                            FUNDS
                                   LIVING                EQUITY LINKED             AND BENEFITS           OTHER          CONSUMER
LIABILITIES                     BENEFITS (7)                 NOTES                    PAYABLE          LIABILITIES        NOTES
------------------------------------------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                               $(4,258)                   $(9)                    $(4,267)            $(37)            $(5)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (1,118)                    --                      (1,118)              28               1
 Included in OCI (3)                   (126)                    --                        (126)              --              --
Settlements                            (274)                    --                        (274)              --              --
                                  ---------                   ----                   ---------            -----            ----
  FAIR VALUE AS OF DECEMBER
                   31, 2011         $(5,776)                   $(9)                    $(5,785)             $(9)            $(4)
                                  ---------                   ----                   ---------            -----            ----
Changes in unrealized gains
 (losses) included in net
 income related to
 financial instruments
 still held at December 31,
 2011 (2),(7)                       $(1,118)                  $ --                     $(1,118)             $28              $1
                                  ---------                   ----                   ---------            -----            ----

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $0.9 billion and $2.6 billion as of December 31, 2012 and 2011, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

(8) Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See
     Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

FAIR VALUE OPTION

The Company holds fair value option investments that contain an embedded credit derivative with underlying credit risk primarily related to commercial real estate. Also included are foreign government securities that align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

In 2012, the Company disposed of substantially all of its interest in a consolidated VIE, resulting in its deconsolidation. See Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements, for additional information related to the deconsolidation of this VIE. The Company previously elected the fair value option for this consolidated VIE in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that reference third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there was no adjustment to the market value of the notes for the Company's own credit risk.

The Company elected the fair value option for consolidated VIE investment funds that were established in 2012. The Company elected the fair value option in order to report investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, consistent with Investment Company accounting. The investment funds hold fixed income securities and the Company has management and control of the funds as well as a significant ownership interest.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                        YEAR ENDED
                                                       DECEMBER 31,
                                                2012                  2011
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  Corporate                                        $9                   $10
  CRE CDOs                                         64                   (33)
  CMBS                                             (2)                   --
  Foreign government                              (88)                   45
  RMBS                                              5                    --
OTHER LIABILITIES
 Credit-linked notes                              (34)                   28
                                                -----                 -----
    TOTAL REALIZED CAPITAL GAINS (LOSSES)        $(46)                  $50
                                                -----                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                             DECEMBER 31, 2012            DECEMBER 31, 2011
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                $ --                          $65
  Corporate                           108                          214
  CRE CDOs                            193                          272
  CMBS                                  4                           --
  Foreign government                  699                          766
  Municipals                            1                           --
  RMBS                                  3                           --
  U.S. government                       2                           --
                                  -------                      -------
           TOTAL FIXED
       MATURITIES, FVO             $1,010                       $1,317
                                  -------                      -------
OTHER LIABILITIES
  Credit-linked notes
   (1)                               $ --                           $9
                                  -------                      -------

(1) As of December 31, 2011, the outstanding principal balance of the notes was $243.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2012 and December 31, 2011 were as follows:

                                                           DECEMBER 31, 2012                             DECEMBER 31, 2011
                                             FAIR VALUE                CARRYING            FAIR   CARRYING                 FAIR
                                          HIERARCHY LEVEL               AMOUNT            VALUE   AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                  Level 3                   1,951             2,112         1,952              2,099
 Mortgage loans                                Level 3                   4,935             5,109         4,182              4,382
                                              --------                  ------            ------       -------            -------
LIABILITIES
 Other policyholder funds and benefits
  payable (1)                                  Level 3                   9,318             9,668        10,065             10,959
 Consumer notes (2)                            Level 3                     159               159           310                305
                                              --------                  ------            ------       -------            -------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities during the years ended December 31, 2012 or December 31, 2011.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan duration.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

NET INVESTMENT INCOME (LOSS)

                                                        FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                               2011
                                          2012             (BEFORE-TAX)            2010
----------------------------------------------------------------------------------------------
Fixed maturities (1)                        1,964               1,940               1,978
Equity securities, AFS                         11                  10                  14
Mortgage loans                                248                 206                 199
Policy loans                                  116                 128                 129
Limited partnerships and other
 alternative investments                       85                 143                 121
Other investments (2)                         198                 226                 253
Investment expenses                           (77)                (74)                (72)
                                          -------            --------            --------
          TOTAL SECURITIES AFS AND OTHER    2,545               2,579               2,622
Equity securities, trading                    202                 (14)                238
                                          -------            --------            --------
      TOTAL NET INVESTMENT INCOME (LOSS)    2,747              $2,565              $2,860
                                          -------            --------            --------

(1)  Includes net investment income on short-term investments.

(2) Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2012, 2011 and 2010, was $113, $(111) and $160, respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL GAINS (LOSSES)

                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                2011
                                            2012            (BEFORE-TAX)          2010
---------------------------------------------------------------------------------------------
Gross gains on sales                           $532              $405               $486
Gross losses on sales                          (278)             (200)              (336)
Net OTTI losses recognized in earnings
 (1)                                           (255)             (125)              (336)
Valuation allowances on mortgage loans            4                25               (108)
Japanese fixed annuity contract hedges,
 net (2)                                        (36)                3                 27
Periodic net coupon settlements on
 credit derivatives/Japan                        (8)               --                 (3)
Results of variable annuity hedge
 program
 U.S. GMWB derivatives, net                     519              (397)                89
 U.S. macro hedge program                      (340)             (216)              (445)
                                          ---------            ------            -------
                      TOTAL U.S. PROGRAM        179              (613)              (356)
International Program                        (1,167)              723                (13)
                                          ---------            ------            -------
 TOTAL RESULTS OF VARIABLE ANNUITY HEDGE
                                 PROGRAM       (988)              110               (369)
GMIB/GMAB/GMWB reinsurance                    1,233              (326)              (769)
Coinsurance and modified coinsurance
 reinsurance contracts                       (1,862)              373                284
Other, net (3)                                  245              (265)               180
                                          ---------            ------            -------
           NET REALIZED CAPITAL (LOSSES)    $(1,413)             $ --              $(944)
                                          ---------            ------            -------

(1) Includes $173 of intent-to-sell impairments relating to the sale of the Retirement Plans and Individual Life businesses.

(2) Relates to the Japanese fixed annuity products (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

(3) Primarily consists of non-qualifying derivatives, transactional foreign currency re-valuation associated with the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, and Japan 3Win related foreign currency swaps.

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $(1), $80 and $(186) for the years ended December 31, 2012, 2011 and 2010, respectively.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2012            2011            2010
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                      $23,555         $19,861         $27,739
 Gross gains                            521             354             413
 Gross losses                          (270)           (205)           (299)
Equity securities, AFS
 Sale proceeds                         $133            $147            $171
 Gross gains                             15              50              12
 Gross losses                            (5)             --              (4)
                                  ---------       ---------       ---------

Sales of AFS securities in 2012 were the result of the reinvestment into spread product well-positioned for modest economic growth, as well as the purposeful reduction of certain exposures.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2012, 2011 and 2010.

                                  FOR THE YEARS ENDED DECEMBER 31,
                                               2011
                           2012            (BEFORE-TAX)             2010
--------------------------------------------------------------------------------
Balance, beginning of
 period                   $(1,319)             $(1,598)             $(1,632)
Additions for credit
 impairments recognized
 on (1):
 Securities not
  previously impaired         (27)                 (41)                (181)
 Securities previously
  impaired                    (15)                 (47)                (122)
Reductions for credit
 impairments previously
 recognized on:
 Securities that
  matured or were sold
  during the period           543                  358                  314
 Securities due to an
  increase in expected
  cash flows                    5                    9                   23
                         --------            ---------            ---------
 BALANCE, END OF PERIOD     $(813)             $(1,319)             $(1,598)
                         --------            ---------            ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                 DECEMBER 31, 2012
                                   COST OR              GROSS               GROSS                           NON-
                                  AMORTIZED           UNREALIZED         UNREALIZED         FAIR           CREDIT
                                    COST                GAINS              LOSSES           VALUE         OTTI (1)
--------------------------------------------------------------------------------------------------------------------
ABS                                 $1,807                 $38              $(172)          $1,673           $(4)
CDOs (2)                             2,236                  61               (117)           2,160            (4)
CMBS                                 3,757                 262               (107)           3,912            (7)
Corporate (2)                       27,774               3,426               (221)          30,979           (19)
Foreign govt./govt. agencies         1,369                 120                (29)           1,460            --
Municipal                            1,808                 204                (14)           1,998            --
RMBS                                 4,590                 196               (115)           4,671           (28)
U.S. Treasuries                      2,412                 151                (12)           2,551            --
                                   -------              ------              -----          -------          ----
  TOTAL FIXED MATURITIES, AFS       45,753               4,458               (787)          49,404           (62)
Equity securities, AFS                 408                  28                (36)             400            --
                                   -------              ------              -----          -------          ----
     TOTAL AFS SECURITIES (3)      $46,161              $4,486              $(823)         $49,804          $(62)
                                   -------              ------              -----          -------          ----

                                                                  DECEMBER 31, 2011
                                   COST OR              GROSS               GROSS                            NON-
                                  AMORTIZED           UNREALIZED          UNREALIZED         FAIR           CREDIT
                                    COST                GAINS               LOSSES           VALUE         OTTI (1)
-----------------------------  ---------------------------------------------------------------------------------------
ABS                                 $2,361                 $38               $(306)          $2,093            $(3)
CDOs (2)                             2,055                  15                (272)           1,798            (29)
CMBS                                 4,418                 169                (318)           4,269            (19)
Corporate (2)                       28,084               2,729                (539)          30,229             --
Foreign govt./govt. agencies         1,121                 106                  (3)           1,224             --
Municipal                            1,504                 104                 (51)           1,557             --
RMBS                                 4,069                 170                (416)           3,823            (97)
U.S. Treasuries                      2,624                 162                  (1)           2,785             --
                                   -------              ------              ------          -------          -----
  TOTAL FIXED MATURITIES, AFS       46,236               3,493              (1,906)          47,778           (148)
Equity securities, AFS                 443                  21                 (66)             398             --
                                   -------              ------              ------          -------          -----
     TOTAL AFS SECURITIES (3)      $46,679              $3,514              $(1,972)        $48,176          $(148)
                                   -------              ------              ------          -------          -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2012 and 2011.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

(3) Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                               DECEMBER 31, 2012
CONTRACTUAL MATURITY               AMORTIZED COST                FAIR VALUE
--------------------------------------------------------------------------------
One year or less                         $1,223                      $1,233
Over one year through five
 years                                    9,425                       9,941
Over five years through ten
 years                                    8,733                       9,567
Over ten years                           13,982                      16,247
                                      ---------                   ---------
 Subtotal                                33,363                      36,988
Mortgage-backed and
 asset-backed securities                 12,390                      12,416
                                      ---------                   ---------
  TOTAL FIXED MATURITIES, AFS
                          (1)           $45,753                     $49,404
                                      ---------                   ---------

(1) Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2012 and 2011, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2012, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, National Grid PLC and Berkshire Hathaway Inc. which each comprised less than 2.3% of total invested assets. As of December 31, 2011, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, the Government of the United Kingdom and AT&T Inc. which each comprised less than 1.2% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2012 were utilities, financial services, and consumer non-cyclical which comprised approximately 10%, 8% and 8%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2011 were commercial real estate, U.S. Treasuries and utilities which comprised approximately 14%, 9% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                                          DECEMBER 31, 2012
                                                       LESS THAN 12 MONTHS                             12 MONTHS OR MORE
                                           AMORTIZED            FAIR          UNREALIZED            AMORTIZED            FAIR
                                              COST             VALUE            LOSSES                 COST             VALUE
------------------------------------------------------------------------------------------------------------------------------
ABS                                             $77               $76             $(1)                  $787              $616
CDOs (1)                                          5                 5              --                  1,640             1,515
CMBS                                            192               179             (13)                   795               701
Corporate                                       614               578             (36)                 1,339             1,154
Foreign govt./govt. agencies                    318               290             (28)                     7                 6
Municipal                                        65                62              (3)                    98                87
RMBS                                            322               321              (1)                   750               636
U.S. Treasuries                                 384               372             (12)                    --                --
                                             ------            ------            ----                 ------            ------
                TOTAL FIXED MATURITIES        1,977             1,883             (94)                 5,416             4,715
Equity securities                                 9                 9              --                    172               136
                                             ------            ------            ----                 ------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $1,986            $1,892            $(94)                $5,588            $4,851
                                             ------            ------            ----                 ------            ------

                                                                      DECEMBER 31, 2012
                                         12 MONTHS OR MORE                                TOTAL
                                               UNREALIZED             AMORTIZED            FAIR          UNREALIZED
                                                 LOSSES                  COST             VALUE            LOSSES
--------------------------------------  ------------------------------------------------------------------------------
ABS                                               $(171)                  $864              $692            $(172)
CDOs (1)                                           (117)                 1,645             1,520             (117)
CMBS                                                (94)                   987               880             (107)
Corporate                                          (185)                 1,953             1,732             (221)
Foreign govt./govt. agencies                         (1)                   325               296              (29)
Municipal                                           (11)                   163               149              (14)
RMBS                                               (114)                 1,072               957             (115)
U.S. Treasuries                                      --                    384               372              (12)
                                                  -----                 ------            ------            -----
                TOTAL FIXED MATURITIES             (693)                 7,393             6,598             (787)
Equity securities                                   (36)                   181               145              (36)
                                                  -----                 ------            ------            -----
TOTAL SECURITIES IN AN UNREALIZED LOSS            $(729)                $7,574            $6,743            $(823)
                                                  -----                 ------            ------            -----

                                                                           DECEMBER 31, 2011
                                                        LESS THAN 12 MONTHS                             12 MONTHS OR MORE
                                           AMORTIZED            FAIR          UNREALIZED             AMORTIZED            FAIR
                                              COST             VALUE            LOSSES                  COST             VALUE
-------------------------------------------------------------------------------------------------------------------------------
ABS                                            $420              $385             $(35)                $1,002              $731
CDOs (1)                                         80                58              (22)                 1,956             1,706
CMBS                                            911               830              (81)                 1,303             1,066
Corporate (1)                                 2,942             2,823             (119)                 2,353             1,889
Foreign govt./govt. agencies                     24                23               (1)                    40                38
Municipal                                       202               199               (3)                   348               300
RMBS                                            355               271              (84)                 1,060               728
U.S. Treasuries                                 185               184               (1)                    --                --
                                             ------            ------            -----                 ------            ------
                TOTAL FIXED MATURITIES        5,119             4,773             (346)                 8,062             6,458
Equity securities                               115                90              (25)                   104                63
                                             ------            ------            -----                 ------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $5,234            $4,863            $(371)                $8,166            $6,521
                                             ------            ------            -----                 ------            ------

                                                                        DECEMBER 31, 2011
                                          12 MONTHS OR MORE                                 TOTAL
                                                UNREALIZED              AMORTIZED            FAIR            UNREALIZED
                                                  LOSSES                  COST               VALUE             LOSSES
--------------------------------------  ----------------------------------------------------------------------------------
ABS                                                $(271)                 $1,422             $1,116             $(306)
CDOs (1)                                            (250)                  2,036              1,764              (272)
CMBS                                                (237)                  2,214              1,896              (318)
Corporate (1)                                       (420)                  5,295              4,712              (539)
Foreign govt./govt. agencies                          (2)                     64                 61                (3)
Municipal                                            (48)                    550                499               (51)
RMBS                                                (332)                  1,415                999              (416)
U.S. Treasuries                                       --                     185                184                (1)
                                                  ------                 -------            -------            ------
                TOTAL FIXED MATURITIES            (1,560)                 13,181             11,231            (1,906)
Equity securities                                    (41)                    219                153               (66)
                                                  ------                 -------            -------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS            $(1,601)               $13,400            $11,384            $(1,972)
                                                  ------                 -------            -------            ------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

As of December 31, 2012, AFS securities in an unrealized loss position, comprised of 1,244 securities, primarily related to corporate securities primarily within the financial services sector, CMBS, RMBS, ABS and CDOs. which have experienced significant price deterioration. As of December 31, 2012, 83% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spreads tightening and a decline in interest rates.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, ABS backed by student loans, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                                DECEMBER 31, 2012
                                            AMORTIZED               VALUATION               CARRYING
                                             COST (1)               ALLOWANCE                VALUE
---------------------------------------------------------------------------------------------------------
Commercial                                     $4,949                  $(14)                  $4,935
                                             --------                 -----                 --------
              TOTAL MORTGAGE LOANS (2)         $4,949                  $(14)                  $4,935
                                             --------                 -----                 --------

                                                                DECEMBER 31, 2011
                                            AMORTIZED               VALUATION               CARRYING
                                             COST (1)               ALLOWANCE                VALUE
--------------------------------------  -----------------------------------------------------------------
Commercial                                     $4,205                  $(23)                  $4,182
                                             --------                 -----                 --------
              TOTAL MORTGAGE LOANS (2)         $4,205                  $(23)                  $4,182
                                             --------                 -----                 --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

(2) Includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

As of December 31, 2012 and 2011, the carrying value of mortgage loans associated with the valuation allowance was $189 and $347, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $47 and $3, respectively, as of December 31, 2012 and $57 and $4, respectively, as of December 31, 2011. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2012, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                        FOR THE YEARS ENDED DECEMBER 31,
                                               2012                  2011                   2010
-------------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                        $ (23)                $ (62)                 $ (260)
(Additions)/Reversals                              4                    25                    (108)
Deductions                                         5                    14                     306
                                               -----                 -----                 -------
BALANCE AS OF DECEMBER 31                       $(14)                 $(23)                   $(62)
                                               -----                 -----                 -------

The current weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 61% as of December 31, 2012, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.34x as of December 31, 2012. The Company held only one delinquent commercial mortgage loan past due by 90 days or more with a carrying value and valuation allowance of $32 and $0, respectively, as of December 31, 2012 and is not accruing income.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2012                                DECEMBER 31, 2011
                                      CARRYING              AVG. DEBT-SERVICE          CARRYING              AVG. DEBT-SERVICE
LOAN-TO-VALUE                          VALUE                  COVERAGE RATIO            VALUE                  COVERAGE RATIO
---------------------------------------------------------------------------------------------------------------------------------
Greater than 80%                          $137                     0.89x                   $422                     1.67x
65% - 80%                                1,717                     2.27x                  1,779                     1.57x
Less than 65%                            3,081                     2.44x                  1,981                     2.45x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $4,935                     2.34X                 $4,182                     1.99X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                      DECEMBER 31, 2012                           DECEMBER 31, 2011
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
East North Central                                  $97                     2.0%                $59                     1.4%
Middle Atlantic                                     370                     7.5%                401                     9.6%
Mountain                                             62                     1.3%                 61                     1.5%
New England                                         231                     4.7%                202                     4.8%
Pacific                                           1,504                    30.5%              1,268                    30.3%
South Atlantic                                    1,012                    20.5%                810                    19.4%
West North Central                                   16                     0.3%                 16                     0.4%
West South Central                                  234                     4.7%                115                     2.7%
Other (1)                                         1,409                    28.5%              1,250                    29.9%
                                               --------                 -------            --------                 -------
                    TOTAL MORTGAGE LOANS         $4,935                   100.0%             $4,182                   100.0%
                                               --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                      DECEMBER 31, 2012                           DECEMBER 31, 2011
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                      $109                     2.2%               $127                     3.0%
 Industrial                                       1,519                    30.8%              1,262                    30.1%
 Lodging                                             81                     1.6%                 84                     2.0%
 Multifamily                                        869                    17.6%                734                    17.6%
 Office                                           1,120                    22.7%                836                    20.0%
 Retail                                           1,047                    21.2%                918                    22.0%
 Other                                              190                     3.9%                221                     5.3%
                                               --------                 -------            --------                 -------
                    TOTAL MORTGAGE LOANS         $4,935                   100.0%             $4,182                   100.0%
                                               --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment.

                                                               DECEMBER 31, 2012            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------------------------------------------------------------------------
CDOs (3)                                        $89                     $88                      $7
Investment funds (4)                            132                      20                     110
Limited partnerships                              6                       3                       3
                                             ------                  ------                  ------
                                 TOTAL         $227                    $111                    $120
                                             ------                  ------                  ------

                                                              DECEMBER 31, 2011            MAXIMUM
                                             TOTAL                   TOTAL                 EXPOSURE
                                             ASSETS             LIABILITIES (1)          TO LOSS (2)
--------------------------------------  --------------------------------------------------------------
CDOs (3)                                       $491                    $474                   $25
Investment funds (4)                             --                      --                    --
Limited partnerships                              7                       3                     4
                                             ------                  ------                  ----
                                 TOTAL         $498                    $477                   $29
                                             ------                  ------                  ----

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS in the Company's Consolidated Balance Sheets.

(4) Total assets included in fixed maturities, FVO in the Company's Consolidated Balances Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds established in 2012 for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

In 2012, the Company disposed of substantially all of its interest in a consolidated VIE. Upon disposition, the Company determined that it was no longer the primary beneficiary of the VIE. Therefore, the investment was deconsolidated as of the disposition date in the fourth quarter of 2012. The deconsolidation of the VIE resulted in a decrease in assets of $344, liabilities of $319, and a maximum exposure to loss of $6 at the time of disposal. The deconsolidation did not have a significant impact on the Company's results from operations.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2012 and 2011. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2012 is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $269, to fund limited partnership and other alternative investments as of December 31, 2012. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2012, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $75.3 billion and $75.7 billion as of December 31, 2012 and 2011, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $9.6 billion and $13.8 billion as of December 31, 2012 and 2011, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $0.9 billion, $1.2 billion and $927 for the periods ended December 31, 2012, 2011 and 2010, respectively. Aggregate net income
(loss) of the limited partnerships in which the Company invested totaled $6.5 billion, $8.1 billion, and $9.7 billion for the periods ended December 31, 2012, 2011 and 2010, respectively. As of, and for the period ended, December 31, 2012, the aggregated summarized financial data reflects the latest available financial information.

REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

The Company enters into repurchase agreements and dollar roll transactions to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage backed security is sold with an agreement to repurchase substantially the same security at specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of repurchase agreements and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred, and the agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, available-for-sale with the obligation to repurchase those securities recorded in Other Liabilities on the Company's Consolidated Balance Sheets. The fair value of the securities transferred was $1.6 billion with a corresponding agreement to repurchase $1.6 billion as of December 31, 2012. Securities sold under agreement to repurchase were $1.6 billion as of December 31, 2012.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities closely match the "pay" leg terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities, or liability contracts, or convert securities ,or liabilities denominated in a foreign currency to US dollars. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. The Company also enters into forward starting swap agreements primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates. Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting or "non-qualifying strategies" primarily include the hedge programs for our U.S. and international variable annuity products, as well as the hedging and replication strategies through the use of credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting. These non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, swaptions, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2012 and 2011, the notional amount of interest rate swaps in offsetting relationships was $5.1 billion.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT DERIVATIVES

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company formerly offered certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. The Company also enters into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders in the U.S. The GMWB product is a bifurcated embedded derivative ("U.S. GMWB product derivative") that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to U.S GMWB. The reinsurance contracts covering U.S. GMWB ("U.S. GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

The Company utilizes derivatives (" U.S. GMWB hedging derivatives") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the un-reinsured GMWB due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                   NOTIONAL AMOUNT                                   FAIR VALUE
                                       DECEMBER 31,              DECEMBER 31,          DECEMBER 31,              DECEMBER 31,
                                           2012                      2011                  2012                      2011
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                            $7,787                    $8,389                $238                       $385
Equity swaps, options, and futures           5,130                     5,320                 267                        498
Interest rate swaps and futures              5,705                     2,697                  67                         11
                                         ---------                 ---------              ------                     ------
                             TOTAL         $18,622                   $16,406                $572                       $894
                                         ---------                 ---------              ------                     ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options and futures contracts to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. The following table represents notional and fair value for the U.S. macro hedge program.

                                                       NOTIONAL AMOUNT                                FAIR VALUE
                                            DECEMBER 31,             DECEMBER 31,        DECEMBER 31,             DECEMBER 31,
                                                2012                     2011                2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
Equity futures                                    $ --                      $59               $ --                     $ --
Equity options                                   7,442                    6,760                286                      357
                                              --------                 --------             ------                   ------
                                  TOTAL         $7,442                   $6,819               $286                     $357
                                              --------                 --------             ------                   ------

INTERNATIONAL PROGRAM

The Company formerly offered certain variable annuity products in the U.K. and Japan with GMWB or GMAB riders, which are bifurcated embedded derivatives ("International program product derivatives"). The GMWB provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the International program product derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

The Company enters into derivative contracts ("International program hedging instruments") to hedge a portion of the capital market risk exposures associated with the guaranteed benefits associated with the international variable annuity contracts. The hedging derivatives are comprised of equity futures, options, and swaps and currency forwards and options to partially hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in the U.K. and Japan. The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations. The following table represents notional and fair value for the international program hedging instruments.

                                                       NOTIONAL AMOUNT                                FAIR VALUE
                                            DECEMBER 31,            DECEMBER 31,        DECEMBER 31,              DECEMBER 31,
                                                2012                    2011                2012                      2011
---------------------------------------------------------------------------------------------------------------------------------
Credit derivatives                                  350                      --                 28                       --
Currency forwards (1)                             9,327                   8,622                (87)                     446
Currency options                                  9,710                   7,038                (49)                      72
Equity futures                                    1,206                   2,691                 --                       --
Equity options                                    2,621                   1,120               (105)                      (3)
Equity swaps                                      2,683                     392                (12)                      (8)
Customized swaps                                    899                      --                (11)                      --
Interest rate futures                               634                     739                 --                       --
Interest rate swaps and swaptions                21,018                   8,117                131                       35
                                              ---------               ---------            -------                   ------
                                   TOTAL        $48,448                 $28,719              $(105)                    $542
                                              ---------               ---------            -------                   ------

(1) As of December 31, 2012 and 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.


                                                         NET DERIVATIVES
                                           NOTIONAL AMOUNT                 FAIR VALUE
                                       DEC 31,         DEC 31,        DEC 31,       DEC 31,
                                        2012            2011           2012          2011
------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                     $3,863          $6,339          $167          $276
 Foreign currency swaps                     163             229           (17)           (5)
                                      ---------       ---------       -------       -------
              TOTAL CASH FLOW HEDGES      4,026           6,568           150           271
                                      ---------       ---------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                        753           1,007           (55)          (78)
 Foreign currency swaps                      40             677            16           (39)
                                      ---------       ---------       -------       -------
             TOTAL FAIR VALUE HEDGES        793           1,684           (39)         (117)
                                      ---------       ---------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures             13,432           6,252          (363)         (435)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 182             208            (9)          (10)
  Japan 3Win foreign currency swaps       1,816           2,054          (127)          184
  Japanese fixed annuity hedging
   instruments                            1,652           1,945           224           514
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                      1,539           1,134            (5)           23
  Credit derivatives that assume
   credit risk (1)                        1,981           2,212            (8)         (545)
  Credit derivatives in offsetting
   positions                              5,341           5,020           (22)          (43)
 EQUITY CONTRACTS
  Equity index swaps and options            791           1,433            35            23
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)       28,868          34,569        (1,249)       (2,538)
  U.S. GMWB reinsurance contracts         5,773           7,193           191           443
  U.S. GMWB hedging instruments          18,622          16,406           572           894
  U.S. macro hedge program                7,442           6,819           286           357
  International program product
   derivatives (2)                        1,876           2,009           (42)          (30)
  International program hedging
   instruments                           48,448          28,719          (105)          542
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             18,287          21,627        (1,827)       (3,207)
  Coinsurance and modified
   coinsurance reinsurance contracts     44,985          50,756           890         2,630
                                      ---------       ---------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES    201,035         188,356        (1,559)       (1,198)
                                      ---------       ---------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
        HEDGES, AND NON - QUALIFYING
                          STRATEGIES   $205,854        $196,608       $(1,448)      $(1,044)
                                      ---------       ---------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                       $416            $416          $(20)         $(45)
 Other investments                       37,809          51,231           581         1,971
 Other liabilities                       67,765          28,717            38          (254)
 Consumer notes                              26              35            (2)           (4)
 Reinsurance recoverable                 47,430          55,140         1,081         3,073
 Other policyholder funds and
  benefits payable                       52,408          61,069        (3,126)       (5,785)
                                      ---------       ---------       -------       -------
                   TOTAL DERIVATIVES   $205,854        $196,608       $(1,448)      $(1,044)
                                      ---------       ---------       -------       -------

                                                       ASSET                         LIABILITY
                                                    DERIVATIVES                     DERIVATIVES
                                                    FAIR VALUE                      FAIR VALUE
                                          DEC 31,                DEC 31,       DEC 31,       DEC 31,
                                            2012                   2011         2012          2011
------------------------------------  -------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                         $167                   $276          $ --          $ --
 Foreign currency swaps                         3                     17           (20)          (22)
                                           ------                 ------       -------       -------
              TOTAL CASH FLOW HEDGES          170                    293           (20)          (22)
                                           ------                 ------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                           --                     --           (55)          (78)
 Foreign currency swaps                        16                     64            --          (103)
                                           ------                 ------       -------       -------
             TOTAL FAIR VALUE HEDGES           16                     64           (55)         (181)
                                           ------                 ------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                  436                    417          (799)         (852)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                     5                      3           (14)          (13)
  Japan 3Win foreign currency swaps            --                    184          (127)           --
  Japanese fixed annuity hedging
   instruments                                228                    540            (4)          (26)
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                            3                     35            (8)          (12)
  Credit derivatives that assume
   credit risk (1)                             17                      2           (25)         (547)
  Credit derivatives in offsetting
   positions                                   56                    101           (78)         (144)
 EQUITY CONTRACTS
  Equity index swaps and options               45                     36           (10)          (13)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)             --                     --        (1,249)       (2,538)
  U.S. GMWB reinsurance contracts             191                    443            --            --
  U.S. GMWB hedging instruments               743                  1,022          (171)         (128)
  U.S. macro hedge program                    356                    357           (70)           --
  International program product
   derivatives (2)                             --                     --           (42)          (30)
  International program hedging
   instruments                                657                    672          (762)         (130)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                   --                     --        (1,827)       (3,207)
  Coinsurance and modified
   coinsurance reinsurance contracts        1,566                  2,901          (676)         (271)
                                           ------                 ------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES        4,303                  6,713        (5,862)       (7,911)
                                           ------                 ------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
        HEDGES, AND NON - QUALIFYING
                          STRATEGIES       $4,489                 $7,070       $(5,937)      $(8,114)
                                           ------                 ------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                         $ --                   $ --          $(20)         $(45)
 Other investments                          1,049                  2,745          (468)         (774)
 Other liabilities                          1,683                    981        (1,645)       (1,235)
 Consumer notes                                --                     --            (2)           (4)
 Reinsurance recoverable                    1,757                  3,344          (676)         (271)
 Other policyholder funds and
  benefits payable                             --                     --        (3,126)       (5,785)
                                           ------                 ------       -------       -------
                   TOTAL DERIVATIVES       $4,489                 $7,070       $(5,937)      $(8,114)
                                           ------                 ------       -------       -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net increase in notional amount of derivatives since December 31, 2011, was primarily due to the following:

- The $48.4 billion notional amount related to the international program hedging instruments as of December 31, 2012, consisted of $43.8 billion of long positions and $4.6 billion of offsetting short positions, resulting in a net notional amount of $39.2 billion. The $28.7 billion notional amount as of December 31, 2011, consisted of $28.0 billion of long positions and $0.7 billion of offsetting short positions, resulting in a net notional amount of $27.3 billion. The increase in net notional of $11.9 billion primarily resulted from the Company increasing its hedging of interest rate exposure.

CHANGE IN FAIR VALUE

The decline in the total fair value of derivative instruments since December 31, 2011, was primarily related to the following:

- The fair value related to the international program hedging instruments decreased as a result of the improvement in global equity markets and the depreciation of the Japanese yen in relation to the euro and the U.S. dollar

- The fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps decreased primarily due to the strengthening of the currency basis swap spread between U.S. dollar and Japanese yen, a decline in U.S. interest rates, and depreciation of the Japanese yen in relation to the U.S. dollar.

- The increase in fair value related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily due to a liability model assumption update, outperformance of the underlying actively managed funds as compared to their respective indices and lower equity market volatility.

- The increase in fair value related to credit derivatives that assume credit risk was primarily due to credit spread tightening and to the disposition of substantially all of the Company's interest in a consolidated VIE that contained a credit derivative. For more information on the disposition, see the Variable Interest Entity section of this footnote.

- GMAB, GMWB and GMIB reinsurance contracts represent the guarantees that are internally reinsured from HLIKK. The fair value of these liabilities has improved as a result of a sustained recovery in the equity markets, exchange rates, interest rates and volatility. For a discussion related to the reinsurance agreement refer to Note 16 --Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The Coinsurance and modified coinsurance reinsurance contracts represents U.S. and International guarantees that are ceded to an affiliate. The primary driver of the decline in the fair value of these derivatives is a result of changes in the unrealized gains/losses of the underlying portfolios associated with these contract. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                   NET REALIZED CAPITAL GAINS (LOSSES)
                                    GAIN (LOSS) RECOGNIZED IN OCI                        RECOGNIZED IN INCOME ON
                                  ON DERIVATIVE (EFFECTIVE PORTION)                  DERIVATIVE (INEFFECTIVE PORTION)
                                   2012              2011         2010        2012                 2011                 2010
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                  $26              $245         $232       $ --                  $(2)                  $2
Foreign currency swaps               (18)               (5)           3         --                   --                   (1)
                                   -----            ------       ------       ----                 ----                 ----
                       TOTAL          $8              $240         $235       $ --                  $(2)                  $1
                                   -----            ------       ------       ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                         GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                          INTO INCOME (EFFECTIVE PORTION)
                                                                                   2012             2011                 2010
----------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                           Net realized capital gains (losses)    $85              $6                   $5
Interest rate swaps                                  Net investment income (loss)     97              77                   56
Foreign currency swaps                        Net realized capital gains (losses)     (4)             (1)                  (7)
                                                                                  ------            ----                 ----
                                                                           TOTAL    $178             $82                  $54
                                                                                  ------            ----                 ----

As of December 31, 2012, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $140. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. Also included are deferred gains related to cash flow hedges associated with fixed-rate bonds sold as part of the Retirement Plans and Individual Life business dispositions completed January 1, 2013 and January 2, 2013, respectively. For further information on the business dispositions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

During the year ended December 31, 2012, the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $91. This primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For the years ended December 31, 2011 and 2010, the Company had no and less than $1 of net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                       GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                               2012                                       2011
                                                         HEDGED                                     HEDGED
                                 DERIVATIVE               ITEM              DERIVATIVE               ITEM
-------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains
  (losses)                            $(3)                 $(3)                 $(58)                 $54
 Benefits, losses and loss
  adjustment expenses                  --                   --                    (1)                   3
Foreign currency swaps
 Net realized capital gains
  (losses)                             (7)                   7                    (1)                   1
 Benefits, losses and loss
  adjustment expenses                  (6)                   6                   (22)                  22
                                    -----                 ----                 -----                 ----
                        TOTAL        $(16)                 $10                  $(81)                 $77
                                    -----                 ----                 -----                 ----

                               GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                               2010
                                                         HEDGED
                                 DERIVATIVE               ITEM
-----------------------------  ------------------------------------
Interest rate swaps
 Net realized capital gains
  (losses)                           $(44)                 $38
 Benefits, losses and loss
  adjustment expenses
Foreign currency swaps
 Net realized capital gains
  (losses)                              8                   (8)
 Benefits, losses and loss
  adjustment expenses                 (12)                  12
                                    -----                 ----
                        TOTAL        $(49)                 $45
                                    -----                 ----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES

       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                     DECEMBER 31,
                                            2012           2011         2010
----------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
   Interest rate swaps, caps, floors,
    and forwards                                $26          $20          $14
FOREIGN EXCHANGE CONTRACTS
   Foreign currency swaps and forwards           10            1           (3)
   Japan 3Win foreign currency swaps (1)       (300)          31          215
   Japanese fixed annuity hedging
    instruments (2)                            (178)         109          385
CREDIT CONTRACTS
   Credit derivatives that purchase
    credit protection                           (19)          (8)         (17)
   Credit derivatives that assume credit
    risk                                        204         (141)         157
EQUITY CONTRACTS
   Equity index swaps and options               (31)         (67)           5
VARIABLE ANNUITY HEDGE PROGRAM
   U.S. GMWB product derivatives              1,430         (780)         486
   U.S. GMWB reinsurance contracts             (280)         131         (102)
   U.S. GMWB hedging instruments               (631)         252         (295)
   U.S. macro hedge program                    (340)        (216)        (445)
   International program product
    derivative                                   (7)         (12)          24
   International program hedging
    instruments                              (1,160)         735          (37)
OTHER
   GMAB, GMWB, and GMIB reinsurance
    contracts                                 1,233         (326)        (769)
   Coinsurance and modified coinsurance
    reinsurance contracts                    (1,862)         373          284
                                          ---------       ------       ------
                                   TOTAL    $(1,905)        $102         $(98)
                                          ---------       ------       ------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was $189, $(100) and $(273) for the years ended December 31, 2012, 2011 and 2010, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $245, $(129) and $(332) for the years ended December 31, 2012, 2011, and 2010, respectively.

For the year ended December 31, 2012, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

- The net loss on the U.S. macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japan 3Win foreign currency swaps and Japanese fixed annuity hedging instruments was primarily due to the depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

- The gain on credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

For the year ended December 31, 2011, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, a decline in global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on the U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the U.S. macro hedge program was primarily due to a higher equity market valuation, time decay, and lower implied market volatility.

- The net gain on the Japanese fixed annuity hedging instruments was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

Refer to Note 10 -- Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2012 and 2011.
                            AS OF DECEMBER 31, 2012

                                                                      WEIGHTED
                                                                      AVERAGE
CREDIT DERIVATIVE TYPE BY          NOTIONAL           FAIR            YEARS TO
DERIVATIVE RISK EXPOSURE          AMOUNT (2)         VALUE            MATURITY
-----------------------------------------------------------------------------------
Single name credit default
 swaps
 Investment grade risk
  exposure                          $1,787             $8              3 years
 Below investment grade risk
  exposure                             114               (1)           1 year
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           2,074               11           2 years
 Investment grade risk
  exposure                             237              (12)          4 years
 Below investment grade risk
  exposure                             115              (27)          4 years
Embedded credit derivatives
 Investment grade risk
  exposure                             325              296           4 years
                                    ------            -----           --------
                        TOTAL       $4,652             $275
                                    ------            -----           --------


                                       UNDERLYING REFERENCEDRAGE          OFFSETTING
CREDIT DERIVATIVE TYPE BY             CREDIT OBLIGATION(S)C(1)IT           NOTIONAL        OFFSETTING
DERIVATIVE RISK EXPOSURE            TYPE                  RATING          AMOUNT (3)     FAIR VALUE (3)
-----------------------------  ------------------------------------------------------------------------
Single name credit default
 swaps
                                  Corporate
 Investment grade risk             Credit/
  exposure                      Foreign Gov.                A                $878              $(19    )
 Below investment grade risk      Corporate
  exposure                         Credit                   B+                 114               (3)
Basket credit default swaps
 (4)
 Investment grade risk            Corporate
  exposure                         Credit                  BBB+              1,326               (6)
 Investment grade risk
  exposure                       CMBS Credit                A                  238               12
 Below investment grade risk
  exposure                       CMBS Credit                B+                 115               27
Embedded credit derivatives
 Investment grade risk            Corporate
  exposure                         Credit                  BBB-                 --               --
                               ---------------            ------            ------             ----
                        TOTAL                                               $2,671              $11
                               ---------------            ------            ------             ----

                            AS OF DECEMBER 31, 2011

                                                                      WEIGHTED
                                                                      AVERAGE
CREDIT DERIVATIVE TYPE BY          NOTIONAL                           YEARS TO
DERIVATIVE RISK EXPOSURE          AMOUNT (2)       FAIR VALUE         MATURITY
-----------------------------------------------------------------------------------
Single name credit default
 swaps
 Investment grade risk
  exposure                          $1,067            $(18     )      3 years
 Below investment grade risk
  exposure                             125               (7)          2 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           2,375              (71)          3 years
 Investment grade risk
  exposure                             353              (63)          5 years
 Below investment grade risk
  exposure                             477             (441)          3 years
Embedded credit derivatives
 Investment grade risk
  exposure                              25               24           3 years
 Below investment grade risk
  exposure                             300              245           5 years
                                    ------            -----           --------
                        TOTAL       $4,722            $(331)
                                    ------            -----           --------

                                       UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                         AVERAGE          OFFSETTING      OFFSETTING
CREDIT DERIVATIVE TYPE BY                                 CREDIT           NOTIONAL          FAIR
DERIVATIVE RISK EXPOSURE            TYPE                  RATING          AMOUNT (3)       VALUE (3)
-----------------------------  -----------------------------------------------------------------------
Single name credit default
 swaps
                                  Corporate
 Investment grade risk             Credit/
  exposure                      Foreign Gov.                A+               $915             $(19    )
 Below investment grade risk      Corporate
  exposure                         Credit                   B+                 114              (3)
Basket credit default swaps
 (4)
 Investment grade risk            Corporate
  exposure                         Credit                  BBB+              1,128              17
 Investment grade risk
  exposure                       CMBS Credit               BBB+                353              62
 Below investment grade risk      Corporate
  exposure                         Credit                  BBB+                 --              --
Embedded credit derivatives
 Investment grade risk            Corporate
  exposure                         Credit                  BBB-                 --              --
 Below investment grade risk      Corporate
  exposure                         Credit                  BB+                  --              --
                               ---------------            ------            ------            ----
                        TOTAL                                               $2,510             $57
                               ---------------            ------            ------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.4 billion and $2.7 billion as of December 31, 2012 and 2011, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. As of December 31, 2012 the Company did not hold customized diversified portfolios of corporate issuers referenced through credit default swaps. As of December 31, 2011 the Company held $478 of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2012 and 2011, collateral pledged having a fair value of $370 and $762, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of derivative instruments collateral pledged.

                                              DECEMBER 31,          DECEMBER 31,
                                                  2012                  2011
------------------------------------------------------------------------------------
Fixed maturities, AFS                              $370                  $762
Short-term investments                              179                   148
                                                 ------                ------
                TOTAL COLLATERAL PLEDGED           $549                  $910
                                                 ------                ------

As of December 31, 2012 and 2011, the Company had accepted collateral with a fair value of $2.7 billion and $2.4 billion, respectively, of which $2.2 billion and $1.9 billion, respectively, was cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amount recorded in other assets and other liabilities. Included in the $2.2 billion of cash collateral, as of December 31, 2012, was $1.6 billion which relates to repurchase agreements and dollar roll transactions. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2012 and 2011, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2012 and 2011, the fair value of securities on deposit was approximately $14 and $14, respectively.

5. REINSURANCE

Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $302, $252, and $324 for the years ended December 31, 2012, 2011, and 2010, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $94, $106, and $129 in 2012, 2011, and 2010, respectively, and accident and health premium of $177, $191, and $205, respectively, to HLA. A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). Under this transaction, the Company ceded $67, $71, and $56 in 2012, 2011, and 2010, respectively. Refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for further information.

Net fee income, earned premiums and other were comprised of the following:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                          2012                            2011                     2010
--------------------------------------------------------------------------------------------------------------
Gross fee income, earned premiums and
 other                                           $3,776                   $4,187                   $4,176
Reinsurance assumed                                   8                       13                       69
Reinsurance ceded                                  (698)                    (733)                    (759)
                                               --------                 --------                 --------
     NET FEE INCOME, EARNED PREMIUMS AND
                                   OTHER         $3,086                   $3,467                   $3,486
                                               --------                 --------                 --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in the DAC balance are as follows:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                          2012                            2011                     2010
--------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                    $ 3,448                  $ 3,694                  $ 4,341
Deferred costs                                      329                      381                      381
Amortization -- DAC                                (280)                    (290)                    (244)
Amortization -- Unlock benefit (charge),
 pre-tax                                            (44)                    (137)                     134
Amortization -- DAC from discontinued
 operations                                         (35)                     (47)                     (68)
Adjustments to unrealized gains and
 losses on securities available-
 for-sale and other (1), (2)                       (346)                    (154)                    (848)
Effect of currency translation                       --                        1                       (9)
Cumulative effect of accounting change,
 pre-tax (3)                                         --                       --                        7
                                               --------                 --------                 --------
BALANCE, END OF PERIOD (4)                       $3,072                   $3,448                   $3,694
                                               --------                 --------                 --------

(1) Primarily represents the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI.

(2) Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products. For further information regarding this transaction see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. Other also includes a $34 reduction of the DAC asset as a result of the sale of Hartford Investment Canada Corporation in 2010.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

(4) For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

As of December 31, 2012, estimated future net amortization expense of present value of future profits for the succeeding five years is $22, $6, $6, $6 and $5 in 2013, 2014, 2015, 2016 and 2017 respectively. Future net amortization expense as of December 31, 2012 reflects the estimated impact of the business disposition transactions discussed in Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

7. GOODWILL

The reporting units of the Company for which goodwill has been allocated include Mutual Funds, Retirement Plans and Individual Life.

YEAR ENDED DECEMBER 31, 2012

During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements.

During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012 and December 31, 2011.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter, however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 and $224 as of December 31, 2012 and 2011, respectively.

YEAR ENDED DECEMBER 31, 2011

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

YEAR ENDED DECEMBER 31, 2010

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower than its carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the hypothetical purchase accounting required by step two of the goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the hypothetical purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2012         $ 1,158              $ 228
Incurred                                            228                113
Paid                                               (258)                --
Unlock                                             (181)                22
Currency Translation Adjustment                      (3)                --
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2012          $944               $363
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2012                                          $ 724               $ 22
Incurred                                            121                 (1)
Paid                                               (121)                --
Unlock                                             (116)                --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2012                                          $608                $21
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2011         $ 1,115              $ 113
Incurred                                            271                 53
Paid                                               (284)                --
Unlock                                               48                 62
Currency Translation Adjustment                       8                 --
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2011        $1,158               $228
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2011                                          $ 686               $ 30
Incurred                                            128                 (8)
Paid                                               (143)                --
Unlock                                               53                 --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2011                                          $724                $22
                                               --------             ------

The following table presents details concerning GMDB and GMIB exposure as of December 31, 2012:

     INDIVIDUAL VARIABLE AND GROUP ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                       RETAINED NET
                                                ACCOUNT             NET AMOUNT            AMOUNT           WEIGHTED AVERAGE
                                                 VALUE               AT RISK             AT RISK            ATTAINED AGE OF
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)         ("AV") (8)           ("NAR") (9)         ("RNAR") (9)            ANNUITANT
-------------------------------------------------------------------------------------------------------------------------------
 MAV only                                         $19,509              $3,973               $263                   69
 With 5% rollup (2)                                 1,517                 379                 26                   69
 With Earnings Protection Benefit Rider             4,990                 582                 17                   66
  ("EPB") (3)
 With 5% rollup & EPB                                 561                 127                  5                   69
                                              -----------            --------             ------                  ---
 Total MAV                                         26,577               5,061                311
Asset Protection Benefit (APB) (4)                 20,008               1,069                208                   67
Lifetime Income Benefit (LIB) -- Death              1,063                  33                  9                   65
 Benefit (5)
Reset (6) (5-7 years)                               3,098                 140                 73                   69
Return of Premium (7) /Other                       21,807                 327                 89                   66
                                              -----------            --------             ------                  ---
                SUBTOTAL U.S. GMDB               $ 72,553             $ 6,630              $ 690                   67
 Less: General Account Value with U.S.              7,405
  GMBD
                                              -----------
SUBTOTAL SEPARATE ACCOUNT LIABILITIES              65,148
                         WITH GMDB
 Separate Account Liabilities without              76,410
  U.S. GMDB
                                              -----------
TOTAL SEPARATE ACCOUNT LIABILITIES               $141,558
                                              -----------
JAPAN GMDB (10), (11)                            $ 16,115             $ 2,650               $ --                   68
JAPAN GMIB (10), (11)                             $15,454              $2,389               $ --                   68
                                              -----------            --------             ------                  ---

(1) MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $17.8 billion and $21.1 billion as of December 31, 2012 and December 31, 2011, respectively. The GRB related to the Japan GMAB and GMWB was $470 and $567 as of December 31, 2012 and December 31, 2011, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2012, 100% of RNAR is reinsured to an affiliate. See Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                   DECEMBER 31,         DECEMBER 31,
ASSET TYPE                             2012                 2011
------------------------------------------------------------------------
Equity securities (including
 mutual funds)                         $58,208              $61,472
Cash and cash equivalents                6,940                7,516
                                     ---------            ---------
                         TOTAL         $65,148              $68,988
                                     ---------            ---------

As of December 31, 2012 and December 31, 2011, approximately 16% and 17%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 84% and 83%, respectively, were invested in equity securities through these funds.

9. SALES INDUCEMENTS

The Company offered enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Profits of Notes to Consolidated Financial Statements for more information concerning the Unlock.

Changes in sales inducement activity are as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2012         2011         2010
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                 $186         $197         $194
Sales inducements deferred                      4            6           10
Amortization -- Unlock                        (59)          (4)          (9)
Amortization charged to income                (13)         (13)           2
                                           ------       ------       ------
BALANCE, END OF PERIOD                       $118         $186         $197
                                           ------       ------       ------

10. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $17, $19 and $15 for the years ended December 31, 2012, 2011 and 2010, respectively. Future minimum lease commitments as of December 31, 2012 are as follows:

                                                                    OPERATING
                                                                      LEASES
--------------------------------------------------------------------------------
2013                                                                    $11
2014                                                                      7
2015                                                                      6
2016                                                                      4
2017                                                                      3
Thereafter                                                                3
                                                                       ----
                                                           TOTAL        $34
                                                                       ----

UNFUNDED COMMITMENTS

As of December 31, 2012, the Company has outstanding commitments totaling $299, of which $269 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period (on average 2 to 4 years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. Additionally, $27 is largely related to commercial whole loans expected to fund in the first half of 2013. The remaining outstanding commitments are related to various funding obligations associated with private placement securities. These have a commitment period of one month to one year.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2012 and 2011, the liability balance was $42 and $43, respectively. As of December 31, 2012 and 2011, $27 and $26, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Insurance Company of New York (ELNY) insolvency.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2012, is $365. Of this $365, the legal entities have posted collateral of $345 in the normal course of business. Based on derivative market values as of December 31, 2012, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require an additional $29 to be posted as collateral. Based on derivative market values as of December 31, 2012, a downgrade by either Moody's or S&P of two levels below the legal entities' current financial strength ratings could require approximately an additional $33 of assets to be posted as collateral.These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

On February 5, 2013 Moody's lowered its counterparty credit and insurer financial strength ratings on Hartford Life and Annuity Insurance Company to Baa2. Given this downgrade action, termination rating triggers in seven derivative counterparty relationships were impacted. The Company is in the process of re-negotiating the rating triggers which it expects to successfully complete. Accordingly, the Company does not expect the current hedging programs to be adversely impacted by the announcement of the downgrade of Hartford Life and Annuity Insurance Company. As of December 31, 2012, the notional amount and fair value related to these counterparties is $18.8 billion and $331, respectively. These counterparties have the right to terminate these relationships and would have to settle the outstanding derivatives prior to exercising their termination right. Accordingly, as of December 31, 2012 five of these counterparties combined would owe the Company the derivatives fair value of $375 and the Company would owe two counterparties combined $44. Of this $44, the legal entities have posted collateral of $33 in the normal course of business. The counterparties have not exercised this termination right. The notional and fair value amounts include a customized GMWB derivative with a notional amount of $3.9 billion and a fair value of $133, for which the Company has a contractual right to make a collateral payment in the amount of approximately $45 to prevent its termination.

11. INCOME TAX

Income (loss) from continuing operations before income taxes included income
(loss) from domestic operations of $528, $(147) and $708 for 2012, 2011 and 2010, and income (loss) from foreign operations of $92, $(32) and $12 for 2012, 2011 and 2010. Substantially all of the income (loss) from foreign operations is earned by an Irish subsidiary.

Income tax expense (benefit) is as follows:

                                                FOR THE YEARS ENDED
                                                    DECEMBER 31,
                                          2012          2011          2010
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                    $138         $(208)         $18
  International                               --            --            5
                                         -------       -------       ------
                          TOTAL CURRENT     $138          (208)          23
                                         -------       -------       ------
 Deferred -- U.S. Federal Excluding NOL
  Carryforward                               (94)           46          114
  Net Operating Loss Carryforward             (9)         (163)          (1)
                                         -------       -------       ------
                         TOTAL DEFERRED     (103)         (117)         113
                                         -------       -------       ------
     TOTAL INCOME TAX EXPENSE (BENEFIT)      $35         $(325)        $136
                                         -------       -------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                     AS OF DECEMBER 31,
DEFERRED TAX ASSETS                                 2012            2011
--------------------------------------------------------------------------------
Tax basis deferred policy acquisition costs            $424            $479
Investment-related items                              1,244              92
Insurance product derivatives                         1,092           2,011
NOL Carryover                                           225             241
Minimum tax credit                                      355             387
Foreign tax credit carryover                             33              17
Capital loss carryover                                    5              --
Depreciable and amortizable assets                       --              37
Other                                                    65              23
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,443           3,287
Valuation Allowance                                     (53)            (78)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,390           3,209
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition        (356)           (427)
 costs and reserves
Net unrealized gain on investments                   (1,432)           (735)
Employee benefits                                       (45)            (41)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,833)         (1,203)
                                                  ---------       ---------
                        TOTAL DEFERRED TAX ASSET      1,557           2,006
                                                  ---------       ---------

As of December 31, 2012 and 2011, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $221 and $314, which have no expiration. The Company had a current income tax payable of $192 as of December 31, 2012 and a current income tax recoverable of $330 as of December 31, 2011.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $(18), $0 and $0 for 2012, 2011 and 2010, respectively.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $53 as of December 31, 2012 and $78 as of December 31, 2011. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in the second quarter of 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2013, with no material impact on the consolidated financial condition or results of operations. The 2010-2011 audit commenced in the 4th quarter of 2012 and is expected to conclude by the end of 2014. In addition, in the second quarter of 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction
(DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                        2012                   2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Tax expense (benefit) at the U.S. federal statutory rate                  217                     (63)                  $252
Dividends-received deduction                                             (140)                   (201)                  (145)
Foreign related investments                                               (16)                     (5)                    --
Valuation Allowance                                                       (25)                    (53)                    50
Other                                                                      (1)                     (3)                   (21)
                                                                       ------                 -------                 ------
                                                           TOTAL          $35                   $(325)                  $136
                                                                       ------                 -------                 ------

12. DEBT

COLLATERALIZED ADVANCES

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.25 billion in qualifying assets to secure FHLBB advances for 2013. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2012, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2012, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2012 rates, either consumer price index plus 100 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $78 in 2013, $13 in 2014, $30 in 2015, $18 in 2016, $12 in 2017 and $8 thereafter. For 2012, 2011 and
2010, interest credited to holders of consumer notes was $10, $15 and $25, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income (loss) and surplus was as follows:

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                      2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Combined statutory net income (loss)                                    $927                   $(669)                   $208
Statutory capital and surplus                                         $5,016                  $5,920                  $5,832

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income (loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss).

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2010 and interim and annual periods of 2011 and 2012. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

REGULATORY CAPITAL REQUIREMENTS

The Company's and its U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is two times the ACL RBC ("Company Action Level"). The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level (known as the RBC ratio). The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations.

Similar to the RBC ratios that are employed by U.S. insurance regulators, regulatory authorities in the international jurisdictions in which the Company operates generally establish minimum solvency requirements for insurance companies. All of the Company's international insurance subsidiaries have solvency margins in excess of the minimum levels required by the applicable regulatory authorities.

DIVIDEND RESTRICTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $82 in dividends in 2013 without prior approval from the applicable insurance commissioner. In 2012, the Company received no dividends from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $515 in 2013. However, because the Company's earned surplus is negative as of December 31, 2012, the Company will not be permitted to pay any dividends to its parent in 2013 without prior approval from the Connecticut Insurance Commissioner. In 2012, the Company paid no dividends to its parent company. On February 5, 2013 the Company received approval from the State of Connecticut Insurance Department to receive a $1.1 billion extraordinary dividend from its Connecticut domiciled life insurance subsidiaries, and to pay a $1.2 billion extraordinary dividend to its parent company. These dividends were received and paid on February 22, 2013.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Effective December 31, 2012, The Hartford amended the defined benefit pension to freeze participation and benefit accruals. Also, The Hartford amended its postretirement health care and life insurance benefit plans for all current employees to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014.

Defined benefit pension expense/(income), postretirement health care and life insurance benefits expense/(income) allocated by The Hartford to the Company, was $(3), $45 and $43 for the years ended December 31, 2012, 2011 and 2010, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3.0% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2012, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $10, $9 and $13 for the years ended December 31, 2012, 2011 and 2010, respectively.

Effective January 1, 2013, The Hartford will increase benefits under The Hartford Investment and Savings Plan, its defined contribution 401(k) savings plan, and The Hartford Excess Savings Plan. The Company's contributions will be increased to include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation will be expanded to include overtime and bonuses but will be limited to a total of $1,000,000 annually.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $32, $14 and $32 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $11, $5 and $11 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company capitalized no cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2012 and 2011, the Company had $53 and $54 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2012, 2011, and 2010, the Company recorded earned premiums of $28, $12, and $18 for these intercompany claim annuities. In 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2012 and 2011, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., subsequently reinsured in-force and prospective MVA annuities to the Company effective September 1, 2004. As of December 31, 2012 and 2011, $2.1 billion and $2.6 billion, respectively, of the account value had been assumed by the Company.

HLAI entered into a reinsurance agreement with HLIKK effective August 31, 2005. HLAI assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, HLAI also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. Additionally, a tiered reinsurance premium structure was implemented.

HLAI has three additional reinsurance agreements with HLIKK covering certain variable annuity contracts. Effective September 30, 2007, HLAI assumed 100% of the in-force and prospective GMAB, GMIB and GMDB risks issued by HLIKK. Effective February 29, 2008, HLAI assumed 100% of the in-force and prospective GMIB and GMDB riders issued by HLIKK. Effective October 1, 2008, HLAI assumed 100% of the in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $22 and $50 and the net amount at risk for the assumed GMDB reinsurance was $2.7 billion and $5.0 billion at December 31, 2012 and 2011, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $1.8 billion and $3.2 billion at December 31, 2012 and 2011, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned subsidiary of HLAI. Through this agreement, HLL agreed to cede, and HLAI agreed to reinsure, GMDB and GMWB risks issued by HLL on its variable annuity business. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $4 and $5 and the net amount at risk for the assumed GMDB reinsurance was $42 and $80 at December 31, 2012 and 2011, respectively.

While the form of the agreements between HLAI and HLIKK, and HLAI and HLL for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $0 and $37 at December 31, 2012 and 2011, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI, entered into a modco and coinsurance with funds withheld reinsurance agreement with WRR. The agreement provides that HLAI will cede, and WRR will reinsure a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

The impact of this transaction on the Company's Consolidated Statements of Operations is as follows:

                                                 FOR THE YEARS ENDED DECEMBER 31,
                                       2012                     2011                    2010
---------------------------------------------------------------------------------------------------
Earned premiums                            (67)                    (71)                    (56)
Net realized gains (losses)
 (1)                                    (2,099)                    503                     546
                                     ---------                 -------                 -------
                TOTAL REVENUES          (2,166)                    432                     490
Benefits, losses and loss
 adjustment expenses                       (56)                    (51)                    (40)
Insurance operating costs and
 other expenses                         (1,443)                    972                    (348)
                                     ---------                 -------                 -------
                TOTAL EXPENSES          (1,499)                    921                    (388)
INCOME (LOSS) BEFORE INCOME
 TAXES                                    (667)                   (489)                    878
Income tax expense (benefit)              (234)                   (166)                    308
                                     ---------                 -------                 -------
             NET INCOME (LOSS)           $(433)                  $(323)                   $570
                                     ---------                 -------                 -------

(1) Amounts represent the change in valuation of the derivative associated with this transaction.

The Company's Consolidated Balance Sheets include a modco reinsurance (payable)/recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were $1.3 billion, $527, $0.9 billion, respectively, at December 31, 2012 and $(2.9) billion, $0, $2.6 billion , respectively, at December 31, 2011.

CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company, an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction in accordance with U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Champlain Life Reinsurance Company.

17. RESTRUCTURING AND OTHER COSTS

As a result of a strategic business realignment announced in March 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, The Hartford implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Hartford intends to substantially complete the related restructuring activities over the next 12-18 months. For further discussion of The Hartford's strategic business realignment and related business disposition transactions, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2012. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2012, and asset impairment charges, if any, will be expensed as appropriate.

The Company's estimated restructuring and other costs are expected to approximate $139, pre-tax. As The Hartford executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

                                                           FOR THE YEAR ENDED
                                                           DECEMBER 31, 2012
--------------------------------------------------------------------------------
Severance benefits and related costs                                $93
Professional fees                                                    23
Asset impairment charges                                              4
                                                                 ------
                   TOTAL RESTRUCTURING AND OTHER COSTS             $120
                                                                 ------

There were no restructuring and other costs incurred by the Company in 2011 and 2010.

Changes in the accrued restructuring liability balance included in other liabilities in the Company's Consolidated Balance Sheets are as follows:

                                                                    FOR THE YEAR ENDED DECEMBER 31, 2012
                                              SEVERANCE
                                              BENEFITS                                                                TOTAL
                                                 AND                                          ASSET               RESTRUCTURING
                                               RELATED             PROFESSIONAL             IMPAIRMENT              AND OTHER
                                                COSTS                  FEES                  CHARGES                  COSTS
---------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                     $ --                   $ --                   $ --                    $ --
Accruals/provisions                                93                     23                      4                     120
Payments/write-offs                               (62)                   (23)                    (4)                    (89)
                                                -----                  -----                   ----                   -----
BALANCE, END OF PERIOD                            $31                   $ --                   $ --                     $31
                                                -----                  -----                   ----                   -----

18. DISCONTINUED OPERATIONS

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company will no longer have any significant continuing involvement in HLI's Mutual Funds business. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 7 -- Goodwill of Notes to Consolidated Financial Statements.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL.

The following table presents the combined amounts related to the operations of the Mutual Funds business, HICC and HAIL which are being reported as discontinued operations in the Consolidated Statements of Operations. The Company does not expect these transactions to have a material impact on the Company's future earnings.

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2012         2011         2010
--------------------------------------------------------------------------------
REVENUES
Fee income and other                         $526         $569         $616
Net investment income (loss)                   --            1           (1)
Net realized capital gains                     --            1           --
                                           ------       ------       ------
                           TOTAL REVENUES     526          571          615
BENEFITS, LOSSES AND EXPENSES
Insurance operating costs and other
 expenses                                     384          374          413
Amortization of DAC                            35           47           68
Goodwill impairment                           149           --           --
                                           ------       ------       ------
      TOTAL BENEFITS, LOSSES AND EXPENSES     568          421          481
        INCOME (LOSS) BEFORE INCOME TAXES     (42)         150          134
Income tax expense (benefit)                  (13)          52           48
                                           ------       ------       ------
         INCOME (LOSS) FROM OPERATIONS OF
      DISCONTINUED OPERATIONS, NET OF TAX     (29)          98           86
Net realized capital gain on disposal,
 net of tax                                    --           --           37
                                           ------       ------       ------
          INCOME (LOSS) FROM DISCONTINUED
                   OPERATIONS, NET OF TAX    $(29)         $98         $123
                                           ------       ------       ------

19. QUARTERLY RESULTS (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                   MARCH 31,                  JUNE 30,                  SEPTEMBER 30,             DECEMBER 31,
                              2012         2011          2012          2011          2012          2011         2012        2011
---------------------------------------------------------------------------------------------------------------------------------
Total revenues                 $342        $1,022        $2,114        $1,618        $1,278        $2,403        $686        $989
Total benefits, losses and
 expenses                        18           773         2,043         1,398         1,042         3,258         697         782
Income (loss) from
 continuing operations, net
 of tax                         268           207            69           293           187          (527)         61         173
Income (loss) from
 discontinued operations,
 net of tax                      20            27            18            27            16            24         (83)         20
Net income (loss)               288           234            87           320           203          (503)        (22)        193
Less: Net income (loss)
 attributable to the
 noncontrolling interest         (1)            1            --             1            --            (4)          3           2
Net income (loss)
 attributable to Hartford
 Life Insurance Company        $289          $233           $87          $319          $203         $(499)       $(25)       $191
                              -----       -------       -------       -------       -------       -------       -----       -----

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement.(1)
       (4)    (a) Form of Individual Flexible Premium Variable Annuity
                  Contract.(2)
       (4)    (b) Standard Death Benefit Rider II(3)
       (4)    (c) Return of Premium Death Benefit Rider V(3)
       (4)    (d) Maximum Anniversary Value Death Benefit Rider V(3)
       (4)    (e) Enhanced Return of Premium Death Benefit Rider(3)
       (4)    (f) Guaranteed Minimum Withdrawal Benefit Rider II-2 (Single
                  Life)(3)
       (4)    (g) Guaranteed Minimum Withdrawal Benefit Rider II-2 (Joint Life/
                  Spousal)(3)
       (4)    (h) Guaranteed Minimum Withdrawal Benefit Plus Rider II-2 (Single
                  Life)(3)
       (4)    (i) Guaranteed Minimum Withdrawal Benefit Plus Rider II-2 (Joint
                  Life/Spousal)(3)
       (4)    (j) Personal Pension Account Annuity Rider Personal Pension
                  Account Annuity Rider Endorsement(3)
       (4)    (k) Guaranteed Minimum Accumulation Benefit Plus Rider II(3)
       (5)    Form of Application.(6)
       (6)    (a) Articles of Incorporation of Hartford.(1)
       (6)    (b) Bylaws of Hartford.(1)
       (7)    Reinsurance Agreement dated April 25, 2012.(4)
       (8)    Fund Participation Agreements and Amendments
              (a) AllianceBernstein Variable Products Series Fund, Inc.(3)
              (b) American Century Investments(3)
              (c) American Funds Insurance Series(3)
              (d) BlackRock(3)
              (e) Fidelity Investments(3)
              (f) Franklin Templeton Investments(3)
              (g) Hartford HLS Funds(3)
              (h) Invesco(3)
              (i) Lord Abbett & Co., LLC(3)
              (j) MFS Variable Insurance Trust(3)
              (k) PIMCO(3)
              (l) Putnam Investments, LLC(3)
              (m) Huntington Funds(3)
              (n) Wells Fargo Funds Management, LLC(3)
              (o) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(5)
              (p) Guarantee between Hartford Life Insurance Company and ITT
                  Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(5)
              (q) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(5)
              (r) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(5)
              (s) Capital Maintenance Agreement by and between Hartford Life
                  Insurance Company and Hartford Life, Inc. dated March 12, 2001.(5)
       (9)    Opinion and Consent of Lisa Proch, Assistant General Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-148564 filed on February 9, 2009.

(2) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-136547, filed on August 14, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement on Form N-4, File No. 333-176150, filed on April 23, 2012.

(4) Incorporated by reference to Post-Effective Amendment No. 4. to the Registration Statement on Form N-4, File No. 333-176150, filed on May 8, 2012.

(5) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

(6) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement on Form N-4, File No. 333-176150, filed on July 3, 2012.

ITEM 25  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell (1)               Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage (1)             Senior Vice President
Christopher S. Brown (1)            Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman (1)              Senior Vice President
Michael Concannon                   Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey (3)                     Executive Vice President
Joseph G. Eck (4)                   Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Tamara L. Fagely (5)                Vice President
Michael Fish                        Actuary, Vice President
Michael Frechette (1)               Vice President
Paul E. Gauthier                    Vice President
Andrew S. Golfin (1)                Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (1)           Senior Vice President
Stephen B. Harris (1)               Vice President
Michael R. Hazel                    Vice President, Controller
Michael J. Hession (1)              Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (6)                Actuary, Vice President
Jeannie M. Iannello (7)             Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (2)              Vice President
Christopher M. Lewis (1)            Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
William P. Meaney(1)                Senior Vice President
Vernon Meyer                        Senior Vice President
Donato L. Monaco                    Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian J. Neary                      Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Brian Pedersen                      Vice President
Thomas C. Peloquin (1)              Vice President/Financial Management

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Colleen Pernerewski                 Vice President, Chief Compliance Officer of Individual Annuity, Chief
                                    Compliance Officer of Separate Accounts
Glen-Roberts Pitruzzello (1)        Vice President
Darryl T. Rapini                    Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Lori A. Rodden (1)                  Vice President
John P. Rogers (1)                  Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Mark Sides (1)                      Vice President
Robert R. Siracusa                  Vice President
Mark M. Socha (1)                   Vice President
Jahn Marie Surette (1)              Senior Vice President and Chief Procurement Officer
Martin A. Swanson                   Vice President
Diane E. Tatelman (1)               Vice President
Anthony Vidovich (1)                Vice President
Joanie Wieleba (1)                  Vice President
Jane Wolak                          Senior Vice President
Scott D. Witter (2)                 Vice President
Jane Wolak                          Senior Vice President
James M. Yanosy (1)                 Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

(3)  Address: 100 Mastenford Rd., Radnor, PA 19087

(4)  Address: 100 High Street, Boston, MA 02110-2301

(5)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(6)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(7)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Filed herewith.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2013, there were 73,064 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended effective July 31, 2007) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

       (b) Directors and Officers of HSD

                                                               POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
-----------------------------------------------------------------------------------------------------------------
Diana Benken                      Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)         AML Compliance Officer and Chief Compliance Officer
Kathleen E. Jorens (2)            Vice President, Assistant Treasurer
Robert W. Paiano (2)              Senior Vice President, Treasurer
Cathleen Shine                    Secretary
Diane E. Tatelman                 Vice President
Eamon J. Twomey                   Vice President and Chief Operating Officer
Jane Wolak                        Chairman of the Board, Chief Executive Officer and President, Director

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 23rd day of April, 2013.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    Beth Bombara*                        *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth Bombara,                               Lisa Proch
       Chief Executive Officer, President,         Attorney-in-Fact
       Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Beth Bombara*
       -----------------------------------
       Beth Bombara,
       Chief Executive Officer, President,
       Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Beth A. Bombara, President, Chief Executive Officer,
  Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*              *By:     /s/ Lisa Proch
                                                                       ----------------------------------------
Robert W. Paiano, Senior Vice President, Treasurer,                    Lisa Proch
  Director* Attorney-in-Fact                                           Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President, Chief             Date:    April 23, 2013
  Accounting Officer, Chief Financial Officer

333-176150

                                 EXHIBIT INDEX

     (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
    (10)  Consent of Deloitte & Touche LLP
    (26)  Organizational Chart
    (99)  Power of Attorney